    As Filed with the Securities and Exchange Commission on April 14, 2010

                                                           File Nos. 333-102934
                                                                      811-09327

================================================================================

                                 UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 12

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                       Post-Effective Amendment No. 107

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                                 SUSAN L. LEES
                  Senior Vice President, General Counsel and
                                   Secretary
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                          Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                   Copy to:

                                 BETH A. BROWN
                               Corporate Counsel
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                             Northbrook, IL 60062

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2010 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ______________ pursuant to paragraph (a)(ii) of Rule 485

Title of Securities Being Offered: Units of interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

================================================================================

THE ALLSTATE VARIABLE ANNUITIES
(ALLSTATE VARIABLE ANNUITY, ALLSTATE VARIABLE ANNUITY - L SHARE)

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE. TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758566, TOPEKA, KS 66675-8566
TELEPHONE NUMBER: 1-800-457-7617
FAX NUMBER: 1-785-228-4584

                                                   PROSPECTUS DATED MAY 1, 2010

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("ALLSTATE LIFE") has offered the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

..  Allstate Variable Annuity

..  Allstate Variable Annuity - L Share

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. These Contracts are no longer offered for new sales.


Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 62* variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the following funds ("FUNDS"):



 MORGAN STANLEY VARIABLE INVESTMENT     FIDELITY(R) VARIABLE INSURANCE
   SERIES (CLASS Y)                       PRODUCTS (SERVICE CLASS 2)

 THE UNIVERSAL INSTITUTIONAL FUNDS,     FRANKLIN TEMPLETON VARIABLE INSURANCE
   INC. (CLASS II SHARES)                 PRODUCTS TRUST (CLASS 2)

 VAN KAMPEN LIFE INVESTMENT TRUST       GOLDMAN SACHS VARIABLE INSURANCE TRUST
   (CLASS II)
                                        PIMCO VARIABLE INSURANCE TRUST
 AIM VARIABLE INSURANCE FUNDS (INVESCO
   VARIABLE INSURANCE FUNDS)            PUTNAM VARIABLE TRUST (CLASS IB)
   (SERIES II)

 ALLIANCEBERNSTEIN VARIABLE PRODUCTS
   SERIES FUND, INC. (CLASS B)


* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 45 for information about Variable Sub-Account or Portfolio liquidations, mergers, closures and name changes.

Each Fund has multiple investment Portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your Morgan Stanley Financial Advisor for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.


WE (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2010, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 88 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


--------------------------------------------------------------------------------------------------------
IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
 NOTICES   DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                               1     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                        Page
                   -----------------------------------------
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                     3
                   -----------------------------------------
                      Overview of Contracts               5
                   -----------------------------------------
                      The Contracts at a Glance           6
                   -----------------------------------------
                      How the Contracts Work             11
                   -----------------------------------------
                      Expense Table                      12
                   -----------------------------------------
                      Financial Information              16
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contracts                      16
                   -----------------------------------------
                      Purchases                          19
                   -----------------------------------------
                      Contract Value                     20
                   -----------------------------------------
                      Investment Alternatives            44
                   -----------------------------------------
                        The Variable Sub-Accounts        44
                   -----------------------------------------
                        The Fixed Account Options        50
                   -----------------------------------------
                        Transfers                        53
                   -----------------------------------------
                      Expenses                           56
                   -----------------------------------------
                      Access to Your Money               62
                   -----------------------------------------
                      Income Payments                    63
                   -----------------------------------------
                      Death Benefits                     71
                   -----------------------------------------


                                                                  Page
          ------------------------------------------------------------
          OTHER INFORMATION
          ------------------------------------------------------------
             More Information                                      79
          ------------------------------------------------------------
             Taxes                                                 82
          ------------------------------------------------------------
             Annual Reports and Other Documents                    90
          ------------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS    91
          ------------------------------------------------------------
          APPENDIX A - CONTRACT COMPARISON CHART                   92
          ------------------------------------------------------------
          APPENDIX B - MARKET VALUE ADJUSTMENT                     93
          ------------------------------------------------------------
          APPENDIX C - EXAMPLE OF CALCULATION OF INCOME
           PROTECTION BENEFIT                                      95
          ------------------------------------------------------------
          APPENDIX D - WITHDRAWAL ADJUSTMENT EXAMPLE-INCOME
           BENEFITS                                                96
          ------------------------------------------------------------
          APPENDIX E - WITHDRAWAL ADJUSTMENT EXAMPLE-DEATH
           BENEFITS                                                97
          ------------------------------------------------------------
          APPENDIX F - CALCULATION OF EARNINGS PROTECTION DEATH
           BENEFIT                                                 98
          ------------------------------------------------------------
          APPENDIX G - WITHDRAWAL ADJUSTMENT EXAMPLE -
           TRUERETURN ACCUMULATION BENEFIT                        101
          ------------------------------------------------------------
          APPENDIX H - SUREINCOME WITHDRAWAL BENEFIT OPTION
           CALCULATION EXAMPLES                                   102
          ------------------------------------------------------------
          APPENDIX I - SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
           CALCULATION EXAMPLES                                   103
          ------------------------------------------------------------
          APPENDIX J - SUREINCOME FOR LIFE WITHDRAWAL BENEFIT
           OPTION CALCULATION EXAMPLES                            105
          ------------------------------------------------------------
          APPENDIX K - ACCUMULATION UNIT VALUES                   109
          ------------------------------------------------------------


                               2     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                                     Page
       ------------------------------------------------------------------
       AB Factor                                                      21
       ------------------------------------------------------------------
       Accumulation Benefit                                           21
       ------------------------------------------------------------------
       Accumulation Phase                                             11
       ------------------------------------------------------------------
       Accumulation Unit                                              20
       ------------------------------------------------------------------
       Accumulation Unit Value                                        20
       ------------------------------------------------------------------
       Allstate Life ("We")                                           76
       ------------------------------------------------------------------
       Annuitant                                                      17
       ------------------------------------------------------------------
       Automatic Additions Program                                    19
       ------------------------------------------------------------------
       Automatic Portfolio Rebalancing Program                        53
       ------------------------------------------------------------------
       Beneficiary                                                    18
       ------------------------------------------------------------------
       Benefit Base (for the TrueReturn Accumulation Benefit
       Option)                                                        22
       ------------------------------------------------------------------
       Benefit Base (for the SureIncome Withdrawal Benefit Option)    30
       ------------------------------------------------------------------
       Benefit Base (for the SureIncome Plus Withdrawal Benefit
       Option)                                                        33
       ------------------------------------------------------------------
       Benefit Base (for the SureIncome For Life Withdrawal Benefit
       Option)                                                        37
       ------------------------------------------------------------------
       Benefit Payment (for the SureIncome Withdrawal Benefit
       Option)                                                        29
       ------------------------------------------------------------------
       Benefit Payment (for the SureIncome Plus Withdrawal Benefit
       Option)                                                        33
       ------------------------------------------------------------------
       Benefit Payment (for the SureIncome For Life Withdrawal
       Benefit Option)                                                36
       ------------------------------------------------------------------
       Benefit Payment Remaining (for the SureIncome Withdrawal
       Benefit Option)                                                29
       ------------------------------------------------------------------
       Benefit Payment Remaining (for the SureIncome Plus
       Withdrawal Benefit Option)                                     33
       ------------------------------------------------------------------
       Benefit Payment Remaining (for the SureIncome For Life
       Withdrawal Benefit Option)                                     36
       ------------------------------------------------------------------
       Benefit Year (for the SureIncome Withdrawal Benefit Option)    28
       ------------------------------------------------------------------
       Benefit Year (for the SureIncome Plus Withdrawal Benefit
       Option)                                                        32
       ------------------------------------------------------------------
       Benefit Year (for the SureIncome For Life Withdrawal Benefit
       Option)                                                        35
       ------------------------------------------------------------------
       Co-Annuitant                                                   17
       ------------------------------------------------------------------
       *Contract                                                      78
       ------------------------------------------------------------------
       Contract Anniversary                                            7
       ------------------------------------------------------------------
       Contract Owner ("You")                                         16
       ------------------------------------------------------------------
       Contract Value                                                  7
       ------------------------------------------------------------------
       Contract Year                                                   8
       ------------------------------------------------------------------
       Dollar Cost Averaging Program                                  53
       ------------------------------------------------------------------
       Due Proof of Death                                             69
       ------------------------------------------------------------------
       Earnings Protection Death Benefit Option                       71
       ------------------------------------------------------------------
       Enhanced Beneficiary Protection (Annual Increase) Option       71
       ------------------------------------------------------------------


                                                                    Page
       -----------------------------------------------------------------
       Excess of Earnings Withdrawal                                 72
       -----------------------------------------------------------------
       Fixed Account Options                                         47
       -----------------------------------------------------------------
       Free Withdrawal Amount                                        57
       -----------------------------------------------------------------
       Funds                                                          1
       -----------------------------------------------------------------
       Guarantee Option                                              22
       -----------------------------------------------------------------
       Guarantee Period Accounts                                     48
       -----------------------------------------------------------------
       Income Base                                                    7
       -----------------------------------------------------------------
       Income Plan                                                   61
       -----------------------------------------------------------------
       Income Protection Benefit Option                              64
       -----------------------------------------------------------------
       In-Force Earnings                                             71
       -----------------------------------------------------------------
       In-Force Premium                                              71
       -----------------------------------------------------------------
       Investment Alternatives                                       42
       -----------------------------------------------------------------
       IRA Contract                                                   7
       -----------------------------------------------------------------
       Issue Date                                                    11
       -----------------------------------------------------------------
       Market Value Adjustment                                       49
       -----------------------------------------------------------------
       Maximum Anniversary Value (MAV) Death Benefit Option          70
       -----------------------------------------------------------------
       Payout Phase                                                  11
       -----------------------------------------------------------------
       Payout Start Date                                             61
       -----------------------------------------------------------------
       Payout Withdrawal                                             63
       -----------------------------------------------------------------
       Portfolios                                                    77
       -----------------------------------------------------------------
       Qualified Contract                                            16
       -----------------------------------------------------------------
       Retirement Income Guarantee Options                           56
       -----------------------------------------------------------------
       Return of Premium ("ROP") Death Benefit                       70
       -----------------------------------------------------------------
       Rider Anniversary                                             20
       -----------------------------------------------------------------
       Rider Application Date                                        17
       -----------------------------------------------------------------
       Rider Date (for the TrueReturn Accumulation Benefit Option)   20
       -----------------------------------------------------------------
       Rider Date (for the SureIncome Withdrawal Benefit Option)     28
       -----------------------------------------------------------------
       Rider Date (for the SureIncome Plus Withdrawal Benefit
       Option)                                                       32
       -----------------------------------------------------------------
       Rider Date (for the SureIncome For Life Withdrawal Benefit
       Option)                                                       35
       -----------------------------------------------------------------
       Rider Fee (for the TrueReturn Accumulation Benefit Option)     7
       -----------------------------------------------------------------
       Rider Fee (for the SureIncome Withdrawal Benefit Option)       7
       -----------------------------------------------------------------
       Rider Fee (for the SureIncome Plus Withdrawal Benefit
       Option)                                                        7
       -----------------------------------------------------------------
       Rider Fee (for the SureIncome For Life Withdrawal Benefit
       Option)                                                        7
       -----------------------------------------------------------------
       Rider Fee Percentage                                           7
       -----------------------------------------------------------------
       Rider Maturity Date                                           20
       -----------------------------------------------------------------
       Rider Period                                                  20
       -----------------------------------------------------------------
       Rider Trade-In Option (for the TrueReturn Accumulation
       Benefit Option)                                               27
       -----------------------------------------------------------------


                               3     PROSPECTUS

                                                                 Page
           ----------------------------------------------------------
           Rider Trade-In Option (for the SureIncome Withdrawal
           Benefit Option)                                        31
           ----------------------------------------------------------
           Right to Cancel                                        19
           ----------------------------------------------------------
           SEC                                                     1
           ----------------------------------------------------------
           Settlement Value                                       69
           ----------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option       17
           ----------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option for
           Custodial Individual Retirement Accounts               17
           ----------------------------------------------------------
           Standard Fixed Account Option                          48
           ----------------------------------------------------------
           SureIncome Covered Life                                35
           ----------------------------------------------------------
           SureIncome Option Fee                                   7
           ----------------------------------------------------------
           SureIncome Plus Option                                  7
           ----------------------------------------------------------
           SureIncome Plus Option Fee                              7
           ----------------------------------------------------------
           SureIncome Plus Withdrawal Benefit Option              33
           ----------------------------------------------------------
           SureIncome For Life Option                              7
           ----------------------------------------------------------
           SureIncome For Life Option Fee                          7
           ----------------------------------------------------------
           SureIncome For Life Withdrawal Benefit Option          35
           ----------------------------------------------------------
           SureIncome ROP Death Benefit                           38
           ----------------------------------------------------------
           SureIncome Withdrawal Benefit Option                   28
           ----------------------------------------------------------
           Systematic Withdrawal Program                          60
           ----------------------------------------------------------
           Tax Qualified Contract                                 83
           ----------------------------------------------------------
           Transfer Period Accounts                               40
           ----------------------------------------------------------
           Trial Examination Period                               19
           ----------------------------------------------------------


                                                                     Page
       ------------------------------------------------------------------
       TrueBalance/SM/ Asset Allocation Program                       45
       ------------------------------------------------------------------
       TrueReturn/SM/ Accumulation Benefit Option                     20
       ------------------------------------------------------------------
       Valuation Date                                                 19
       ------------------------------------------------------------------
       Variable Account                                               77
       ------------------------------------------------------------------
       Variable Sub-Account                                           42
       ------------------------------------------------------------------
       Withdrawal Benefit Factor (for the SureIncome Withdrawal
       Benefit Option)                                                29
       ------------------------------------------------------------------
       Withdrawal Benefit Factor (for the SureIncome Plus
       Withdrawal Benefit Option)                                     33
       ------------------------------------------------------------------
       Withdrawal Benefit Factor (for the SureIncome for Life
       Withdrawal Benefit Option)                                     36
       ------------------------------------------------------------------
       Withdrawal Benefit Payout Phase (for the SureIncome
       Withdrawal Benefit Option)                                     30
       ------------------------------------------------------------------
       Withdrawal Benefit Payout Phase (for the SureIncome Plus
       Withdrawal Benefit Option)                                     34
       ------------------------------------------------------------------
       Withdrawal Benefit Payout Phase (for the SureIncome for Life
       Withdrawal Benefit Option)                                     38
       ------------------------------------------------------------------
       Withdrawal Benefit Payout Start Date (for the SureIncome
       Withdrawal Benefit Option)                                     30
       ------------------------------------------------------------------
       Withdrawal Benefit Payout Start Date (for the SureIncome
       Plus Withdrawal Benefit Option)                                34
       ------------------------------------------------------------------
       Withdrawal Benefit Payout Start Date (for the SureIncome for
       Life Withdrawal Benefit Option)                                38
       ------------------------------------------------------------------
       Withdrawal Benefit Option                                      28
       ------------------------------------------------------------------
       Withdrawal Benefit Option Fee                                  56
       ------------------------------------------------------------------

* In certain states a Contract was available only as a group Contract. If you purchased a group Contract, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include both Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

                               4     PROSPECTUS

Overview of Contracts
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

..   The Allstate Variable Annuity Contract has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

..   The Allstate Variable Annuity - L Share Contract has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period.

Other differences between the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and 0.19% for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

                               5     PROSPECTUS

The Contracts at a Glance
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

Flexible Payments         We are no longer offering new contracts.

                          You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $1,000 ($50 for automatic payments).
                          We may limit the cumulative amount of purchase payments to a maximum of
                          $1,000,000 in any Contract.
---------------------------------------------------------------------------------------------------------
Trial Examination Period  You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("Trial Examination Period"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. See "Trial Examination Period"
                          for details.
---------------------------------------------------------------------------------------------------------
Expenses                  Each Portfolio pays expenses that you will bear indirectly if you invest in a
                          Variable Sub-Account. You also will bear the following expenses:

                          Allstate Variable Annuity Contracts

                          Annual mortality and expense risk charge equal to 1.10% of average daily net assets.

                          Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          Allstate Variable Annuity - L Share Contracts

                          Annual mortality and expense risk charge equal to 1.50% of average daily net assets.

                          Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.
                          All Contracts

                          Annual administrative expense charge of 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17,
                             2005 (0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the annual administrative expense charge applied to such Contracts is
                             0.19%; up to 0.35% for future Contracts).

                          Annual contract maintenance charge of $30 (waived in certain cases).

                          If you select the Maximum Anniversary Value (MAV) Death Benefit
                             Option ("MAV Death Benefit Option") you will pay an additional mortality and expense risk charge of 0.20% (up to 0.30% for Options added in the future).

                          If you select Enhanced Beneficiary Protection (Annual Increase)
                             Option, you will pay an additional mortality and expense risk charge of
                             0.30%.

                          If you select the Earnings Protection Death Benefit Option you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner and oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later
                             ("Rider Application Date").

                               6     PROSPECTUS


  If you select the TrueReturn/SM/ Accumulation Benefit Option
     ("TrueReturn Option") you would pay an additional annual fee ("Rider
     Fee") of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base in effect on each Contract anniversary ("Contract
     Anniversary") during the Rider Period. You may not select the TrueReturn Option together with a Retirement Income Guarantee
     Option or any Withdrawal Benefit Option.

  We discontinued offering the SureIncome Withdrawal Benefit Option
     ("SureIncome Option") as of May 1, 2006, except in a limited number of states. If you elected the SureIncome Option prior to May 1, 2006, you would pay an additional annual fee ("SureIncome Option Fee") of 0.50% of the Benefit Base on each Contract Anniversary (see the SureIncome
     Option Fee section). You may not select the SureIncome Option together with a Retirement Income Guarantee Option, a TrueReturn
     Option or any other Withdrawal Benefit Option.

  If you select the SureIncome Plus Withdrawal Benefit Option
     ("SureIncome Plus Option") you would pay an additional annual fee
     ("SureIncome Plus Option Fee") of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary
     (see the SureIncome Plus Option Fee section). You may not select the SureIncome Plus Option together with a Retirement Income Guarantee
     Option, a TrueReturn Option or any other Withdrawal Benefit Option.

  If you select the SureIncome For Life Withdrawal Benefit Option
     ("SureIncome For Life Option") you would pay an additional annual fee
     ("SureIncome For Life Option Fee") of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary
     (see the SureIncome For Life Option Fee section). You may not select the SureIncome For Life Option together with a Retirement Income
     Guarantee Option, a TrueReturn Option or any other Withdrawal
     Benefit Option.
  We discontinued offering Retirement Income Guarantee Option 1
     ("RIG 1") as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 1 prior to May 1, 2004, you will pay an additional annual fee ("Rider Fee") of 0.40% of the Income Base in effect on a Contract Anniversary.

  We discontinued offering Retirement Income Guarantee Option 2
     ("RIG 2") as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 2 prior to May 1, 2004, you will pay an additional annual Rider Fee of 0.55% of the Income Base in effect on a Contract
     Anniversary.

  If you select the Income Protection Benefit Option you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

  If you select the Spousal Protection Benefit (Co-Annuitant) Option or
     Spousal Protection Benefit (Co-Annuitant) Option for Custodial
     Individual Retirement Accounts ("CSP") you would pay an additional annual fee ("Rider Fee") of 0.10%* (up to 0.15% for Options added in the future) of the Contract Value ("Contract Value") on each Contract
     Anniversary. These Options are only available for certain types of IRA
     Contracts, which are Contracts issued with an Individual Retirement
     Annuity or Account ("IRA") under Section 408 of the Internal Revenue
     Code. The CSP is only available for certain Custodial Individual
     Retirement Accounts established under Section 408 of the Internal

                               7     PROSPECTUS

                            Revenue Code. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant)
                            Option at any time prior to the time you elect to receive it.

                            *NO RIDER FEE WAS CHARGED FOR THESE OPTIONS FOR CONTRACT OWNERS
                            WHO ADDED THESE OPTIONS PRIOR TO JANUARY 1, 2005. SEE PAGE 13 FOR
                            DETAILS.

                         Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12th transfer in any Contract Year
                            ("CONTRACT YEAR"), which we measure from the date we issue your
                            Contract or a Contract Anniversary.

                         State premium tax (if your state imposes one)

                         NOT ALL OPTIONS ARE AVAILABLE IN ALL STATES

                         WE MAY DISCONTINUE OFFERING ANY OF THESE OPTIONS AT ANY TIME PRIOR TO
                         THE TIME YOU ELECT TO RECEIVE IT.
--------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES  Each Contract offers several investment alternatives including:

                         up to 3 Fixed Account Options that credit interest at rates we guarantee,
                            and

                         62* Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                         Morgan Stanley Investment Advisors Inc.

                         Morgan Stanley Investment Management, Inc. **

                         Van Kampen Asset Management

                         Invesco Advisers, Inc.

                         AllianceBernstein L.P.

                         Fidelity Management & Research Company

                         Franklin Advisers, Inc.

                         Franklin Mutual Advisers, LLC

                         Goldman Sachs Asset Management, L.P.

                         Pacific Investment Management Company LLC

                         Putnam Investment Management, LLC

                         Templeton Investment Counsel, LLC

                            *Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 45 for information about Sub-Accounts and/or Portfolio liquidations, mergers, closures and name changes.

                            ** Morgan Stanley Investment Management Inc., the investment adviser to the UIF Portfolios, does business in certain instances using the name
                            Van Kampen.

                         NOT ALL FIXED ACCOUNT OPTIONS ARE AVAILABLE IN ALL STATES OR WITH ALL
                         CONTRACTS.

                         To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at
                         1-800-457-7617.


                               8     PROSPECTUS

------------------------------------------------------------------------------------------------
Special Services  For your convenience, we offer these special services:

                  Automatic Portfolio Rebalancing Program

                  Automatic Additions Program

                  Dollar Cost Averaging Program

                  Systematic Withdrawal Program

                  TrueBalance/SM/ Asset Allocation Program
------------------------------------------------------------------------------------------------
Income Payments   You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

                  life income with guaranteed number of payments

                  joint and survivor life income with guaranteed number of payments guaranteed number of payments for a specified period

                  life income with cash refund

                  joint life income with cash refund

                  life income with installment refund

                  joint life income with installment refund

                  Prior to May 1, 2004, Allstate Life also offered two Retirement Income
                  Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                  In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.
------------------------------------------------------------------------------------------------
Death Benefits    If you, the Annuitant, or Co-Annuitant die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract.
                  In addition to the death benefit included in your Contract ("Return of
                  Premium Death Benefit" or "ROP Death Benefit"), the death benefit options we currently offer include:

                  MAV Death Benefit Option;

                  Enhanced Beneficiary Protection (Annual Increase) Option; and

                  Earnings Protection Death Benefit Option

                  The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit,
                  ("SureIncome ROP Death Benefit").
------------------------------------------------------------------------------------------------
Transfers         Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. The minimum amount that can be transferred into the
                  Standard Fixed Account or Market Value Adjusted Account Options is $100.

                  A charge may apply after the 12th transfer in each Contract Year.

                               9     PROSPECTUS

---------------------------------------------------------------------------------------------
Withdrawals  You may withdraw some or all of your Contract Value at any time during the
             Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to the
             Payout Start Date are generally considered to come from the earnings in the
             Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and a Market Value
             Adjustment may also apply.

             If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value unless a
             Withdrawal Benefit Option is in effect under your Contract. Your Contract will terminate if you withdraw all of your Contract Value.
---------------------------------------------------------------------------------------------

                               10     PROSPECTUS

How the Contracts Work
--------------------------------------------------------------------------------


Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "Contract Owner") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 61. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



Other income payment options are also available. See "Income Payments."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any question about how the Contracts work.

                               11     PROSPECTUS

Expense Table
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the prospectuses for the Funds.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                                         Number of Complete Years Since We Received the
                                         Purchase Payment Being Withdrawn/Applicable Charge:
    ------------------------------------------------------------------------------------------------
    Contract:                            0      1      2      3      4      5      6     7     8+
    Allstate Variable Annuity            7%     7%     6%     5%     4%     3%     2%    0%     0%
    Allstate Variable Annuity - L Share  7%     6%     5%     0%

    All Contracts:
    Annual Contract Maintenance Charge              $30**
    Transfer Fee                         up to 2.00% of the amount transferred***

* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

** Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.

Variable Account Annual Expenses (as a percentage of average daily net asset value deducted from each Variable Sub-Account)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                             Mortality and Expense  Administrative   Total Variable Account
Basic Contract (without any optional benefit)                    Risk Charge        Expense Charge*     Annual Expense
----------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity                                           1.10%               0.19%                1.29%
----------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity - L Share                                 1.50%               0.19%                1.69%
----------------------------------------------------------------------------------------------------------------------------

* We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

 MAV Death Benefit Option               0.20% (up to 0.30% for Options added
                                        in the future)
 Enhanced Beneficiary Protection
 (Annual Increase) Option               0.30%
 Earnings Protection Death Benefit      0.25% (up to 0.35% for Options added
 Option (issue age 0-70)                in the future)
 Earnings Protection Death Benefit      0.40% (up to 0.50% for Options added
 Option (issue age 71-79)               in the future)

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, Earnings    Mortality and Expense  Administrative   Total Variable Account
Protection Death Benefit Option (issue age 71-79)                Risk Charge*       Expense Charge*     Annual Expense
----------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity                                           2.00%               0.19%                2.19%
----------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity - L Share                                 2.40%               0.19%                2.59%
----------------------------------------------------------------------------------------------------------------------------

* As described above, the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

                               12     PROSPECTUS

TrueReturn/SM/ Accumulation Benefit Option Fee*

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

      TrueReturn/SM/ Accumulation Benefit Option                   0.50%*
      --------------------------------------------------------------------

* Up to 1.25% for TrueReturn Options added in the future. See "TrueReturn/SM/ Accumulation Benefit Option" for details.

SureIncome Withdrawal Benefit Option Fee*

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

     SureIncome Withdrawal Benefit Option                         0.50%**
     ---------------------------------------------------------------------

* Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states.
** Up to 1.25% for SureIncome Options added in the future. See "SureIncome Withdrawal Benefit Option" for details.

SureIncome Plus Withdrawal Benefit Option Fee

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

      SureIncome Plus Withdrawal Benefit Option                    0.65%*
      --------------------------------------------------------------------

* Up to 1.25% for SureIncome Plus Options added in the future. See "SureIncome Plus Withdrawal Benefit Option" for details.

SureIncome For Life Withdrawal Benefit Option Fee

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

      SureIncome For Life Withdrawal Benefit Option                0.65%*
      --------------------------------------------------------------------

* Up to 1.25% for SureIncome For Life Options added in the future. See "SureIncome For Life Withdrawal Benefit Option" for details.

Retirement Income Guarantee Option Fee*

(annual rate as a percentage of Income Base on a Contract Anniversary)

      RIG 1                                                        0.40%
      -------------------------------------------------------------------
      RIG 2                                                        0.55%
      -------------------------------------------------------------------

* We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

Spousal Protection Benefit (Co-Annuitant) Option Fee

(as a percentage of Contract Value on each Contract Anniversary)

      Spousal Protection Benefit (Co-Annuitant) Option             0.10%*
      --------------------------------------------------------------------

* Applies to Contract Owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee

(as a percentage of Contract Value on each Contract Anniversary)

      Spousal Protection Benefit (Co-Annuitant) Option for
      Custodial Individual Retirement Accounts                     0.10%*
      --------------------------------------------------------------------

* Applies to Contract owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.

                               13     PROSPECTUS

INCOME PROTECTION BENEFIT OPTION

(AS A PERCENTAGE OF THE AVERAGE DAILY NET VARIABLE ACCOUNT ASSETS SUPPORTING THE VARIABLE INCOME PAYMENTS TO WHICH THE OPTION APPLIES)

      Income Protection Benefit Option                             0.50%*
      --------------------------------------------------------------------

* The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the charge to up to 0.75% for Options added in the future. See "Income Payments - Income Protection Benefit Option," below, for details.

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                           ANNUAL PORTFOLIO EXPENSES


 ------------------------------------------------------------------------------
                                                              Minimum  Maximum
 ------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses/(1)/ (expenses
 that are deducted from Portfolio assets, which may include
 management fees, distribution and/or services (12b-1) fees,
 and other expenses)                                          0.53%    2.00%
 ------------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2009 (except as otherwise noted).


EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses (with a 0.19% annual administrative charge), and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated;

..   earned a 5% annual return on your investment;

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

..   elected the MAV Death Benefit Option and the Enhanced Beneficiary
    Protection (Annual Increase) Option;

..   elected the Earnings Protection Death Benefit Option (assuming issue age
    71-79);

..   elected the Spousal Protection Benefit (Co-Annuitant) Option; and

..   elected the SureIncome Plus Withdrawal Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                  Allstate Variable Annuity    Allstate Variable Annuity - L Share
                               1 Year 3 Years 5 Years 10 Years 1 Year  3 Years  5 Years  10 Years
--------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses             $1,171 $2,245  $3,244   $5,871  $1,209  $2,267   $3,071    $6,150
--------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses             $1,030 $1,839  $2,597   $4,733  $1,069  $1,867   $2,439    $5,063
--------------------------------------------------------------------------------------------------


                               14     PROSPECTUS

EXAMPLE 2

THIS EXAMPLE USES THE SAME ASSUMPTIONS AS EXAMPLE 1 ABOVE, EXCEPT THAT IT ASSUMES YOU DECIDED NOT TO SURRENDER YOUR CONTRACT, OR YOU BEGAN RECEIVING INCOME PAYMENTS FOR A SPECIFIED PERIOD OF AT LEAST 120 MONTHS, AT THE END OF EACH TIME PERIOD.


                                  Allstate Variable Annuity    Allstate Variable Annuity - L Share
                               1 Year 3 Years 5 Years 10 Years 1 Year  3 Years  5 Years  10 Years
--------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses              $576  $1,735  $2,904   $5,871   $614   $1,842   $3,071    $6,150
--------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses              $435  $1,329  $2,257   $4,733   $474   $1,442   $2,439    $5,063
--------------------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING THE OLDEST CONTRACT OWNER OR ANNUITANT IS AGE 71 OR OLDER, AND ALL ARE AGE 79 OR YOUNGER ON THE RIDER APPLICATION DATE), THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND THE SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

                               15     PROSPECTUS

Financial Information
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix K to this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The consolidated financial statements of Allstate Life and the financial statements of the Variable Account, which are comprised of the underlying financial statements of the Sub-Accounts, appear in the Statement of Additional Information.

No Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

The Contracts
--------------------------------------------------------------------------------

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan(s) you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or the Annuitant dies, and

..   any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 80. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on

                               16     PROSPECTUS
the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contract. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.

If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 80. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

CO-ANNUITANT

Spousal Protection Benefit (Co-Annuitant) Option

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

..   the individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA;

..   the Contract Owner must be age 90 or younger on the Rider Application Date;

..   the Co-Annuitant must be age 79 or younger on the Rider Application Date;
    and

..   the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

..   the beneficially owned Contract must be a Custodial traditional IRA,
    Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;

..   the Annuitant must be the beneficial owner of the Custodial traditional
    IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

..   the Co-Annuitant must be the legal spouse of the Annuitant and only one
    Co-Annuitant may be named;

..   the Co-Annuitant must be the sole beneficiary of the Custodial traditional
    IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

..   the Annuitant must be age 90 or younger on the Rider Application Date; and

..   the Co-Annuitant must be age 79 or younger on the Rider Application Date.

                               17     PROSPECTUS

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.

BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("Death Proceeds") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

                               18     PROSPECTUS

ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN PERIODIC INCOME PAYMENTS UNDER YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS

You may make purchase payments at any time prior to the Payout Start Date. All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). Additional payments may be limited in some states. Please consult with your Morgan Stanley Financial Advisor for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your Morgan Stanley Financial Advisor for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-457-7617.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.


TRIAL EXAMINATION PERIOD
You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code
Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

We reserve the right to allocate your purchase payments to the Morgan Stanley VIS Money Market - Class Y Sub-Account during the Trial Examination Period.

                               19     PROSPECTUS

For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-Accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account. On the next Valuation Date, 40 days after the Issue Date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for state specific information.

CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment.

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

                               20     PROSPECTUS

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the "Investment Requirements" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

ACCUMULATION BENEFIT.

On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation
Benefit. The excess amount of any such increase will be allocated to the Morgan Stanley VIS Money Market--Class Y Sub-Account. You may transfer the excess amount out of the Morgan Stanley VIS Money Market--Class Y Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB FACTOR" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                                  AB FACTORS
                       RIDER PERIOD    GUARANTEE GUARANTEE
                     (NUMBER OF YEARS) OPTION 1  OPTION 2
                     -------------------------------------
                            8            100.0%       NA
                     -------------------------------------
                            9            112.5%       NA
                     -------------------------------------
                            10           125.0%    100.0%
                     -------------------------------------
                            11           137.5%    110.0%
                     -------------------------------------
                            12           150.0%    120.0%
                     -------------------------------------
                            13           162.5%    130.0%
                     -------------------------------------
                            14           175.0%    140.0%
                     -------------------------------------
                            15           187.5%    150.0%
                     -------------------------------------
                            16           200.0%    160.0%
                     -------------------------------------
                            17           212.5%    170.0%
                     -------------------------------------
                            18           225.0%    180.0%
                     -------------------------------------
                            19           237.5%    190.0%
                     -------------------------------------
                            20           250.0%    200.0%
                     -------------------------------------

The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

Example 1: Guarantee Option 1

                 Guarantee Option:                        1
                 Rider Period:                           15
                 AB Factor:                            187.5%
                 Rider Date:                           1/2/04
                 Rider Maturity Date:                  1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date:  $50,000

             On the Rider Maturity Date (1/2/19):
             Accumulation Benefit  =Benefit Base on Rider Maturity
                                    Date X AB Factor
                                   =$50,000 X 187.5%
                                   =$93,750

Example 2: Guarantee Option 2

                 Guarantee Option:                        2
                 Rider Period:                           15
                 AB Factor:                            150.0%
                 Rider Date:                           1/2/04
                 Rider Maturity Date:                  1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date:  $50,000

             On the Rider Maturity Date (1/2/19):
             Accumulation Benefit  =Benefit Base on Rider Maturity
                                    Date X AB Factor
                                   =$50,000 X 150.0%
                                   =$75,000

                               21     PROSPECTUS

Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.

BENEFIT BASE.

The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

..   The Benefit Base will be increased by purchase payments made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER
    CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

..   The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
    (b), with the result multiplied by (c), where:

   (a) = the withdrawal amount;

   (b) = the Contract Value immediately prior to the withdrawal; and

   (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

INVESTMENT REQUIREMENTS.

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1)to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

(2)to the DCA Fixed Account Option and then transfer all purchase payments and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

(3)to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalance/SM/ Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract

                               22     PROSPECTUS
change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

                 Guarantee Option 1        Guarantee Option 2
              ---------------------------------------------------
              *Model Portfolio Option 1 *Model Portfolio Option 2
              *TrueBalance              *TrueBalance
               Conservative Model        Conservative Model
               Portfolio Option          Portfolio Option
              *TrueBalance Moderately   *TrueBalance Moderately
               Conservative Model        Conservative Model
               Portfolio Option          Portfolio Option
                                        *TrueBalance Moderate
                                         Model Portfolio Option
                                        *TrueBalance Moderately
                                         Aggressive Model
                                         Portfolio Option
                                        *TrueBalance Aggressive
                                         Model Portfolio Option
              ---------------------------------------------------

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004.

The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category (1,3,4,5):

                           MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------
                                20% Category A
                                50% Category B
                                30% Category C
                                 0% Category D
--------------------------------------------------------------------------------
CATEGORY A
Morgan Stanley VIS Money Market - Class Y Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
--------------------------------------------------------------------------------
CATEGORY B

Morgan Stanley VIS High Yield - Class Y Sub-Account/(1)(7)/

Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(4)/
Fidelity VIP High Income - Service Class 2 Sub-Account
FTVIP Franklin High Income Securities - Class 2 Sub-Account/(1)/
PIMCO VIT CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account
UIF Emerging Markets Debt, Class II Sub-Account/(1)(2)/
UIF U.S. Real Estate, Class II Sub-Account/(2)/
--------------------------------------------------------------------------------
CATEGORY C
Morgan Stanley VIS Capital Opportunities - Class Y Sub-Account

Morgan Stanley VIS Dividend Growth - Class Y Sub-Account/(7)/
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account/(7)/ Morgan Stanley VIS Income Builder - Class Y Sub-Account/(1)(7)/

Morgan Stanley VIS Strategist - Class Y Sub-Account

Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account/(7)/

Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account/(1)/ AllianceBernstein VPS Growth - Class B Sub-Account AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/ AllianceBernstein VPS International Value - Class B Sub-Account AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account


AllianceBernstein VPS Value - Class B Sub-Account

Invesco V.I. Basic Value - Series II Sub-Account/(1)(6)/
Invesco V.I. Core Equity - Series II Sub-Account/(5)(6)/
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account/(1)(6)/

Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account

                               23     PROSPECTUS

FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account

Goldman Sachs VIT Large Cap Value Sub-Account/(6)/

Goldman Sachs VIT Mid Cap Value Sub-Account/(4)/

Putnam VT Equity Income - Class IB Sub-Account

Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account/(3)/
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
UIF Emerging Markets Equity, Class II Sub-Account/(2)/

UIF Equity and Income, Class II Sub-Account/(2)(7)/

UIF Global Franchise, Class II Sub-Account/(2)/
UIF Mid Cap Growth, Class II Sub-Account/(2)/

UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(7)/

UIF International Growth Equity, Class II Sub-Account/(2)/

Van Kampen LIT Capital Growth, Class II Sub-Account/(7)/
Van Kampen LIT Comstock, Class II Sub-Account/(7)/
Van Kampen LIT Growth and Income, Class II Sub-Account/(7)/

--------------------------------------------------------------------------------
CATEGORY D (VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 1) Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account/(4)/

Invesco V.I. Capital Appreciation - Series II Sub-Account/(1)(6)/

AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/
UIF Capital Growth, Class II Sub-Account/(2)/
UIF Small Company Growth, Class II Sub-Account/(2)/

Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(7)/

--------------------------------------------------------------------------------

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO
OPTION 1. WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.


1)Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Basic Value - Series II Sub-Account, the Invesco V.I. Capital Appreciation - Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth
  - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the Van Kampen UIF Emerging Markets Debt, Class II Sub-Account.*


2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*

4)Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*


5)Effective May 1, 2006, the Invesco V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity - Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

6)Effective April 30, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
    AIM V.I. Basic Value Portfolio       Invesco V.I. Basic Value Portfolio
 -----------------------------------------------------------------------------
    AIM V.I. Core Equity Portfolio       Invesco V.I. Core Equity Portfolio
 -----------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Portfolio   Invesco V.I. Mid Cap Core Equity
                                                      Portfolio
 -----------------------------------------------------------------------------
     AIM V.I. Capital Appreciation        Invesco V.I. Capital Appreciation
               Portfolio                              Portfolio
 -----------------------------------------------------------------------------
  Goldman Sachs VIT Growth and Income
                 Fund                   Goldman Sachs VIT Large Cap Value Fund
 -----------------------------------------------------------------------------



7)Subject to shareholder approval, certain portfolios of the Morgan Stanley Variable Investment Series, The Universal Institutional Funds, Inc., and the Van Kampen Life Investment Trust, will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:



        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
  MORGAN STANLEY VARIABLE INVESTMENT        AIM VARIABLE INSURANCE FUNDS
                SERIES:                  (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
  Morgan Stanley VIS Dividend Growth     Invesco V.I. Dividend Growth Fund -
          Portfolio - Class Y                         Series II
 -----------------------------------------------------------------------------
  Morgan Stanley VIS Global Dividend     Invesco V.I. Global Dividend Growth
      Growth Portfolio - Class Y                  Fund - Series II
 -----------------------------------------------------------------------------
     Morgan Stanley VIS High Yield      Invesco V.I. High Yield Fund - Series
          Portfolio - Class Y                            II
 -----------------------------------------------------------------------------
   Morgan Stanley VIS Income Builder     Invesco V.I. Income Builder Fund -
          Portfolio - Class Y                         Series II
 -----------------------------------------------------------------------------
   Morgan Stanley VIS S&P 500 Index       Invesco V.I. S&P 500 Index Fund -
          Portfolio - Class Y                         Series II
 -----------------------------------------------------------------------------
  THE UNIVERSAL INSTITUTIONAL FUNDS,        AIM VARIABLE INSURANCE FUNDS
                 INC.:                   (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
   UIF Equity and Income Portfolio,      Invesco Van Kampen V.I. Equity and
               Class II                        Income Fund - Series II
 -----------------------------------------------------------------------------
    UIF International Growth Equity     Invesco Van Kampen V.I. International
          Portfolio, Class II              Growth Equity Fund - Series II
 -----------------------------------------------------------------------------
   UIF U.S. Mid Cap Value Portfolio,    Invesco Van Kampen V.I. Mid Cap Value
               Class II                           Fund - Series II
 -----------------------------------------------------------------------------


                               24     PROSPECTUS

        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
   VAN KAMPEN LIFE INVESTMENT TRUST:        AIM VARIABLE INSURANCE FUNDS
                                         (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
     Van Kampen LIT Capital Growth         Invesco Van Kampen V.I. Capital
         Portfolio - Class II                  Growth Fund - Series II
 -----------------------------------------------------------------------------
  Van Kampen LIT Comstock Portfolio -   Invesco Van Kampen V.I. Comstock Fund
               Class II                              - Series II
 -----------------------------------------------------------------------------
   Van Kampen LIT Growth and Income      Invesco Van Kampen V.I. Growth and
         Portfolio - Class II                  Income Fund - Series II
 -----------------------------------------------------------------------------
     Van Kampen LIT Mid Cap Growth         Invesco Van Kampen V.I. Mid Cap
         Portfolio - Class II                  Growth Fund - Series II
 -----------------------------------------------------------------------------


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED. IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

MODEL PORTFOLIO OPTION 2

The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.

Model Portfolio Option 2 (Rider Date prior to October 1, 2004)

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category (1, 3, 4, 5):

        MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004)
--------------------------------------------------------------------------------
                                10% Category A
                                20% Category B
                                50% Category C
                                20% Category D
--------------------------------------------------------------------------------
CATEGORY A
Morgan Stanley VIS Money Market - Class Y Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
--------------------------------------------------------------------------------
CATEGORY B

Morgan Stanley VIS High Yield - Class Y Sub-Account/(1)(7)/

Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(4)/
Fidelity VIP High Income - Service Class 2 Sub-Account
FTVIP Franklin High Income Securities - Class 2 Sub-Account/(1)/
PIMCO VIT CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account
UIF U.S. Real Estate, Class II Sub-Account/(2)/
UIF Emerging Markets Debt, Class II Sub-Account/(1)(2)/
--------------------------------------------------------------------------------
CATEGORY C
Morgan Stanley VIS Capital Opportunities - Class Y Sub-Account

Morgan Stanley VIS Dividend Growth - Class Y Sub-Account/(7)/
Morgan Stanley VIS Income Builder - Class Y Sub-Account/(1)(7)/
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account/(7)/

Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account/(1)/

Invesco V.I. Basic Value - Series II Sub-Account/(1)(6)/
Invesco V.I. Core Equity - Series II Sub-Account/(5)(6)/

AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/ AllianceBernstein VPS International Value - Class B Sub-Account


AllianceBernstein VPS Value - Class B Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account Fidelity VIP Growth & Income - Service Class 2 Sub-Account Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account FTVIP Mutual Shares Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account Goldman Sachs VIT Structured U.S. Equity Sub-Account

Goldman Sachs VIT Large Cap Value Sub-Account/(6)/

Goldman Sachs VIT Mid Cap Value Sub-Account/(4)/
Putnam VT Equity Income - Class IB Sub-Account/(6)/
Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account

UIF Equity and Income, Class II Sub-Account/(2)(7)/
UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(7)/
UIF International Growth Equity, Class II Sub-Account/(2)(7)/
Van Kampen LIT Comstock, Class II Sub-Account/(7)/
Van Kampen LIT Growth and Income, Class II Sub-Account/(7)/

--------------------------------------------------------------------------------
CATEGORY D
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account/(4)/

Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account/(7)/ Invesco V.I. Capital Appreciation - Series II Sub-Account/(1)(6)/
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account/(1)(6)/

AllianceBernstein VPS Growth - Class B Sub-Account
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/
AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account/(3)/
Putnam VT Voyager - Class IB Sub-Account
UIF Emerging Markets Equity, Class II Sub-Account/(2)/
UIF Capital Growth, Class II Sub-Account/(2)/
UIF Global Franchise, Class II Sub-Account/(2)/
UIF Mid Cap Growth, Class II Sub-Account/(2)/
UIF Small Company Growth, Class II Sub-Account/(2)/

Van Kampen LIT Capital Growth, Class II Sub-Account/(7)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(7)/


                               25     PROSPECTUS

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO
OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004). WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.


1)Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Basic Value - Series II Sub-Account, the Invesco V.I. Capital Appreciation - Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income -Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*


2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*

4)Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*


5)Effective May 1, 2006, the Invesco V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity - Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

6)Effective April 30, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
    AIM V.I. Basic Value Portfolio       Invesco V.I. Basic Value Portfolio
 -----------------------------------------------------------------------------
    AIM V.I. Core Equity Portfolio       Invesco V.I. Core Equity Portfolio
 -----------------------------------------------------------------------------
     AIM V.I. Capital Appreciation        Invesco V.I. Capital Appreciation
               Portfolio                              Portfolio
 -----------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Portfolio   Invesco V.I. Mid Cap Core Equity
                                                      Portfolio
 -----------------------------------------------------------------------------
  Goldman Sachs VIT Growth and Income
                 Fund                   Goldman Sachs VIT Large Cap Value Fund
 -----------------------------------------------------------------------------



7)Subject to shareholder approval, certain portfolios of the Morgan Stanley Variable Investment Series, The Universal Institutional Funds, Inc., and the Van Kampen Life Investment Trust, will be reorganized into corresponding funds of the AIM Variable
InsuranceFunds (Invesco Variable Insurance Funds). It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:



        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
  MORGAN STANLEY VARIABLE INVESTMENT        AIM VARIABLE INSURANCE FUNDS
                SERIES:                  (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
  Morgan Stanley VIS Dividend Growth     Invesco V.I. Dividend Growth Fund -
          Portfolio - Class Y                         Series II
 -----------------------------------------------------------------------------
  Morgan Stanley VIS Global Dividend     Invesco V.I. Global Dividend Growth
      Growth Portfolio - Class Y                  Fund - Series II
 -----------------------------------------------------------------------------
     Morgan Stanley VIS High Yield      Invesco V.I. High Yield Fund - Series
          Portfolio - Class Y                            II
 -----------------------------------------------------------------------------
   Morgan Stanley VIS Income Builder     Invesco V.I. Income Builder Fund -
          Portfolio - Class Y                         Series II
 -----------------------------------------------------------------------------
   Morgan Stanley VIS S&P 500 Index       Invesco V.I. S&P 500 Index Fund -
          Portfolio - Class Y                         Series II
 -----------------------------------------------------------------------------
  THE UNIVERSAL INSTITUTIONAL FUNDS,        AIM VARIABLE INSURANCE FUNDS
                 INC.:                   (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
   UIF Equity and Income Portfolio,      Invesco Van Kampen V.I. Equity and
               Class II                        Income Fund - Series II
 -----------------------------------------------------------------------------
    UIF International Growth Equity     Invesco Van Kampen V.I. International
          Portfolio, Class II              Growth Equity Fund - Series II
 -----------------------------------------------------------------------------
        UIF U.S. Mid Cap Value          Invesco Van Kampen V.I. Mid Cap Value
          Portfolio, Class II                     Fund - Series II
 -----------------------------------------------------------------------------
   VAN KAMPEN LIFE INVESTMENT TRUST:        AIM VARIABLE INSURANCE FUNDS
                                         (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
     Van Kampen LIT Capital Growth         Invesco Van Kampen V.I. Capital
         Portfolio - Class II                  Growth Fund - Series II
 -----------------------------------------------------------------------------
  Van Kampen LIT Comstock Portfolio -   Invesco Van Kampen V.I. Comstock Fund
               Class II                              - Series II
 -----------------------------------------------------------------------------
   Van Kampen LIT Growth and Income      Invesco Van Kampen V.I. Growth and
         Portfolio - Class II                  Income Fund - Series II
 -----------------------------------------------------------------------------
     Van Kampen LIT Mid Cap Growth         Invesco Van Kampen V.I. Mid Cap
         Portfolio - Class II                  Growth Fund - Series II
 -----------------------------------------------------------------------------


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED.

Model Portfolio Option 2 (Rider Date on or after October 1, 2004)

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However,

                               26     PROSPECTUS
you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)(1, 3, 4, 5):

       MODEL PORTFOLIO OPTION 2 (RIDER DATE ON OR AFTER OCTOBER 1, 2004)
--------------------------------------------------------------------------------
                                   Available
--------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities - Class Y Sub-Account

Morgan Stanley VIS Dividend Growth - Class Y Sub-Account/(7)/
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account/(7)/ Morgan Stanley VIS High Yield - Class Y Sub-Account/(1)(7)/
Morgan Stanley VIS Income Builder - Class Y Sub-Account/(1)(7)/

Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(4)/
Morgan Stanley VIS Money Market - Class Y Sub-Account

Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account/(7)/

Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account/(1)/

Invesco V.I. Basic Value - Series II Sub-Account/(1)(6)/
Invesco V.I. Core Equity - Series II Sub-Account/(5)(6)/
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account/(1)(6)/

AllianceBernstein VPS Growth - Class B Sub-Account
AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/ AllianceBernstein VPS International Value - Class B Sub-Account
AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account


AllianceBernstein VPS Value - Class B Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account Fidelity VIP Growth & Income - Service Class 2 Sub-Account Fidelity VIP High Income - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account FTVIP Franklin High Income Securities - Class 2 Sub-Account/(1)/ FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account Goldman Sachs VIT Structured U.S. Equity Sub-Account

Goldman Sachs VIT Large Cap Value Sub-Account/(6)/

Goldman Sachs VIT Mid Cap Value Sub-Account/(4)/

--------------------------------------------------------------------------------
       MODEL PORTFOLIO OPTION 2 (RIDER DATE ON OR AFTER OCTOBER 1, 2004)
--------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account
PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account
Putnam VT Equity Income - Class IB Sub-Account/(6)/
Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT International Equity - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
UIF Emerging Markets Debt, Class II Sub-Account/(1)(2)/
UIF Emerging Markets Equity, Class II Sub-Account/(2)/

UIF Equity and Income, Class II Sub-Account/(2)(7)/

UIF Global Franchise, Class II Sub-Account/(2)/
UIF Mid Cap Growth, Class II Sub-Account/(2)/

UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(7)/

UIF U.S. Real Estate, Class II Sub-Account/(2)/

UIF International Growth Equity, Class II Sub-Account/(2)(7)/
Van Kampen LIT Capital Growth, Class II Sub-Account/(7)/
Van Kampen LIT Comstock, Class II Sub-Account/(7)/
Van Kampen LIT Growth and Income, Class II Sub-Account/(7)/

--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account/(4)/

Invesco V.I. Capital Appreciation - Series II Sub-Account/(1)/

AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/
UIF Capital Growth, Class II Sub-Account/(2)(7)/
UIF Small Company Growth, Class II Sub-Account/(2)/

Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(7)/
--------------------------------------------------------------------------------

1)Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Basic Value - Series II Sub-Account, the Invesco V.I. Capital Appreciation - Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth
  - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*


2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments and is not available with this TrueReturn Option.*

4)Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*


5)Effective May 1, 2006, the Invesco V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity - Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

6)Effective April 30, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
    AIM V.I. Basic Value Portfolio       Invesco V.I. Basic Value Portfolio
 -----------------------------------------------------------------------------
    AIM V.I. Core Equity Portfolio       Invesco V.I. Core Equity Portfolio
 -----------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Portfolio   Invesco V.I. Mid Cap Core Equity
                                                      Portfolio
 -----------------------------------------------------------------------------
    AIM V. I. Capital Appreciation        Invesco V.I. Capital Appreciation
               Portfolio                              Portfolio
 -----------------------------------------------------------------------------
  Goldman Sachs VIT Growth and Income
                 Fund                   Goldman Sachs VIT Large Cap Value Fund
 -----------------------------------------------------------------------------


                               27     PROSPECTUS

7)Subject to shareholder approval, certain portfolios of the Morgan Stanley Variable Investment Series, The Universal Institutional Funds, Inc., and the Van Kampen Life Investment Trust, will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:



        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
  MORGAN STANLEY VARIABLE INVESTMENT        AIM VARIABLE INSURANCE FUNDS
                SERIES:                  (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
  Morgan Stanley VIS Dividend Growth     Invesco V.I. Dividend Growth Fund -
          Portfolio - Class Y                         Series II
 -----------------------------------------------------------------------------
  Morgan Stanley VIS Global Dividend     Invesco V.I. Global Dividend Growth
      Growth Portfolio - Class Y                  Fund - Series II
 -----------------------------------------------------------------------------
     Morgan Stanley VIS High Yield      Invesco V.I. High Yield Fund - Series
          Portfolio - Class Y                            II
 -----------------------------------------------------------------------------
   Morgan Stanley VIS Income Builder     Invesco V.I. Income Builder Fund -
          Portfolio - Class Y                         Series II
 -----------------------------------------------------------------------------
   Morgan Stanley VIS S&P 500 Index       Invesco V.I. S&P 500 Index Fund -
          Portfolio - Class Y                         Series II
 -----------------------------------------------------------------------------
  THE UNIVERSAL INSTITUTIONAL FUNDS,        AIM VARIABLE INSURANCE FUNDS
                 INC.:                   (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
   UIF Equity and Income Portfolio,      Invesco Van Kampen V.I. Equity and
               Class II                        Income Fund - Series II
 -----------------------------------------------------------------------------
    UIF International Growth Equity     Invesco Van Kampen V.I. International
          Portfolio, Class II              Growth Equity Fund - Series II
 -----------------------------------------------------------------------------
        UIF U.S. Mid Cap Value          Invesco Van Kampen V.I. Mid Cap Value
          Portfolio, Class II                     Fund - Series II
 -----------------------------------------------------------------------------
   VAN KAMPEN LIFE INVESTMENT TRUST:        AIM VARIABLE INSURANCE FUNDS
                                         (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
     Van Kampen LIT Capital Growth         Invesco Van Kampen V.I. Capital
         Portfolio - Class II                  Growth Fund - Series II
 -----------------------------------------------------------------------------
  Van Kampen LIT Comstock Portfolio -   Invesco Van Kampen V.I. Comstock Fund
               Class II                              - Series II
 -----------------------------------------------------------------------------
   Van Kampen LIT Growth and Income      Invesco Van Kampen V.I. Growth and
         Portfolio - Class II                  Income Fund - Series II
 -----------------------------------------------------------------------------
     Van Kampen LIT Mid Cap Growth         Invesco Van Kampen V.I. Mid Cap
         Portfolio - Class II                  Growth Fund - Series II
 -----------------------------------------------------------------------------


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED. IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

PLEASE NOTE ONLY CERTAIN TRUEBALANCE MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE.

CANCELLATION OF THE TRUERETURN OPTION.

You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.

DEATH OF OWNER OR ANNUITANT.

If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued

                               28     PROSPECTUS
under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described on page 73 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


RIDER TRADE-IN OPTION.

We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("NEW OPTION"), provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

..   The New Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

..   the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

..   the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

..   the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

..   the Model Portfolio Options will be determined by the Model Portfolio
    Options offered with the Guarantee Options available with the New Option;

..   any waiting period for canceling the New Option will start again on the new
    Rider Date;

..   any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

..   the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

We are also making the SureIncome Plus or SureIncome For Life Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Option and immediately add a new SureIncome Plus Option or a new SureIncome For Life Option, provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

..   The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the new Withdrawal
    Benefit Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your Morgan Stanley Financial Advisor before trading in your TrueReturn Option.

TERMINATION OF THE TRUERETURN OPTION.

The TrueReturn Option will terminate on the earliest of the following to occur:

..   on the Rider Maturity Date;

..   on the Payout Start Date;

..   on the date your Contract is terminated;

..   on the date the Option is cancelled;

..   on the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   on the date the Option is replaced with a New Option under the Rider
    Trade-In Option.

                               29     PROSPECTUS

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

WITHDRAWAL BENEFIT OPTIONS
"WITHDRAWAL BENEFIT OPTIONS" is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. "Withdrawal Benefit Option" is used to refer to any one of the Withdrawal Benefit Options.

SUREINCOME WITHDRAWAL BENEFIT OPTION
Effective May 1, 2006, we ceased offering the SUREINCOME WITHDRAWAL BENEFIT OPTION ("SUREINCOME OPTION"), except in a limited number of states where we intend to discontinue offering the Option as soon as possible. In the states where we continue to offer the SureIncome Option, it is available for an additional fee.

The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

In those states where currently offered, the SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 80 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

In those states where the SureIncome Option is currently available, we may discontinue offering, at any time without prior notice, the Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments

                               30     PROSPECTUS
multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

..   The Benefit Payment immediately prior to the withdrawal; or

..   The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix H.

CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST

If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

                               31     PROSPECTUS

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

INVESTMENT REQUIREMENTS

If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.

CANCELLATION OF THE SUREINCOME OPTION

You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

RIDER TRADE-IN OPTION

We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). In most states, we currently offer the SureIncome Plus Withdrawal Benefit Option as the New SureIncome Option under the Rider Trade-In Option. We may also offer other Options ("New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.

This Rider Trade-in Option is available provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

..   The New SureIncome Option or any New Option will be made a part of your
    Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New SureIncome
    Option or the New Option

                               32     PROSPECTUS
  must be met as of the date any such Option is made a part of your Contract.
   Currently, if you select the SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your Morgan Stanley Financial Advisor before trading in your SureIncome Option.

DEATH OF OWNER OR ANNUITANT

If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

TERMINATION OF THE SUREINCOME OPTION

The SureIncome Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Option is cancelled;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Option is replaced with a New Option under the
    Rider Trade-In Option.

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Plus Withdrawal Benefit Option ("SureIncome Plus Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.

The SureIncome Plus Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE". Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SUREINCOME ROP DEATH BENEFIT"). This death benefit option is described below under "DEATH OF OWNER OR ANNUITANT" and in the Death Benefits section starting on page 69.

For purposes of the SureIncome Plus Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome

                               33     PROSPECTUS

Plus Option is available if the oldest Contract Owner and oldest Annuitant are age 80 or younger on the effective date of the Rider (the "Rider Application Date"), (the maximum age may depend on your state), up to age 85 or younger if selected by utilizing the Rider Trade-in Option. (See Rider Trade-In Option, above, under TrueReturn Accumulation Benefit Option and SureIncome Withdrawal Benefit Option.) The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code
Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.

We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR

The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Plus Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See RIDER TRADE-IN OPTION, above, under SUREINCOME WITHDRAWAL BENEFIT OPTION for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

..   The Benefit Payment immediately prior to the withdrawal; or

..   The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

..   The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as

                               34     PROSPECTUS
calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

..   The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

..   The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

..   The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME PLUS OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix I.

CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST

If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be

                               35     PROSPECTUS
less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

INVESTMENT REQUIREMENTS

If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.

DEATH OF OWNER OR ANNUITANT

If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death
    Benefit will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix I.

Refer to the Death Benefits section page 69 for more details on the SureIncome ROP Death Benefit.

TERMINATION OF THE SUREINCOME PLUS OPTION

The SureIncome Plus Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds.

                               36     PROSPECTUS

SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
We offer the SureIncome For Life Withdrawal Benefit Option ("SureIncome For Life Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions. Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain restrictions. The SureIncome For Life Option also provides an additional death benefit option.

The SureIncome For Life Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" as long as the SureIncome Covered Life is alive, subject to certain restrictions. The "SUREINCOME COVERED LIFE" is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE" as long as the SureIncome Covered Life is alive. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SUREINCOME ROP DEATH BENEFIT"). This Option is described below under "DEATH OF OWNER OR ANNUITANT" and in the DEATH BENEFITS section starting on page 69.

For purposes of the SureIncome For Life Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome For Life Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.

We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR

The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. AFTER THIS DATE THE WITHDRAWAL BENEFIT FACTOR WILL NOT CHANGE.

We currently offer the following Withdrawal Benefit Factors:

                   ATTAINED AGE OF
               SUREINCOME COVERED LIFE WITHDRAWAL BENEFIT FACTOR
               -------------------------------------------------
                        50 -
                         59                        4%
                       60 -69                      5%
                        70+                        6%

The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life

                               37     PROSPECTUS

Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. THE WITHDRAWAL BENEFIT FACTOR USED IN ALL FUTURE CALCULATIONS WILL NOT CHANGE.

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.

After the first withdrawal, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

..   If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

   .   The Benefit Payment immediately prior to the withdrawal; or

   . The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.

IF THE BENEFIT PAYMENT IS REDUCED TO ZERO, THE SUREINCOME FOR LIFE OPTION WILL TERMINATE.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

..   The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

                               38     PROSPECTUS

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

..   The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix J.

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

INVESTMENT REQUIREMENTS

If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.

                               39     PROSPECTUS

DEATH OF OWNER OR ANNUITANT
If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life's death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death
    Benefit will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix J.

Refer to the DEATH BENEFITS section page 69 for more details on the SureIncome ROP Death Benefit.

TERMINATION OF THE SUREINCOME FOR LIFE OPTION

The SureIncome For Life Option will terminate on the earliest of the following to occur:

..   The Benefit Payment is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

..   On the date the SureIncome For Life Option is cancelled as detailed under
    Death of Owner or Annuitant section above;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.

INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)
If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options ("Model Portfolio Options") as described below available only to certain Withdrawal Benefit Factors.

                               40     PROSPECTUS

When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

(1)to a MODEL PORTFOLIO OPTION available as described below;

(2)to the DCA Fixed Account Option and then transfer all purchase payments and interest to an available Model Portfolio Option; or

(3)to a combination of (1) and (2) above.

With respect to (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

                           *MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------
*TrueBalance Conservative Model Portfolio Option
*TrueBalance Moderately Conservative Model Portfolio Option
*TrueBalance Moderate Model Portfolio Option
*TrueBalance Moderately Aggressive Model Portfolio Option
*TrueBalance Aggressive Model Portfolio Option
--------------------------------------------------------------------------------

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.

MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: "Available," and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows (1, 3, 4, 5):

                                   Available
--------------------------------------------------------------------------------
Morgan Stanley VIS Capital Opportunities - Class Y Sub-Account

Morgan Stanley VIS Dividend Growth - Class Y Sub-Account/(7)/
Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account/(7)/ Morgan Stanley VIS High Yield - Class Y Sub-Account/(1)(7)/
Morgan Stanley VIS Income Builder - Class Y Sub-Account/(1)(7)/

Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(4)/
Morgan Stanley VIS Money Market - Class Y Sub-Account

Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account/(7)/

Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account/(1)/

Invesco V.I. Basic Value - Series II Sub-Account/(1)(6)/
Invesco V.I. Core Equity - Series II Sub-Account/(5)(6)/
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account/(1)(6)/

AllianceBernstein VPS Growth - Class B Sub-Account
AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/ AllianceBernstein VPS International Value - Class B Sub-Account
AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account


AllianceBernstein VPS Value - Class B Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
Fidelity VIP High Income - Service Class 2 Sub-Account

                               41     PROSPECTUS

Fidelity VIP Mid Cap - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
FTVIP Franklin High Income Securities - Class 2 Sub-Account/(1)/
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account

Goldman Sachs VIT Large Cap Value Sub-Account/(6)/

Goldman Sachs VIT Mid Cap Value Sub-Account/(4)/
PIMCO VIT CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account

Putnam VT Equity Income - Class IB Sub-Account

Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT International Equity - Class IB Sub-Account
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
UIF Emerging Markets Debt, Class II Sub-Account/(1)(2)/
UIF Emerging Markets Equity, Class II Sub-Account/(2)/

UIF Equity and Income, Class II Sub-Account/(2)(7)/

UIF Global Franchise, Class II Sub-Account/(2)/
UIF Mid Cap Growth, Class II Sub-Account/(2)/

UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(7)/

UIF U.S. Real Estate, Class II Sub-Account/(2)/

UIF International Growth Equity, Class II Sub-Account/(2)(7)/
Van Kampen LIT Capital Growth, Class II Sub-Account/(7)/
Van Kampen LIT Comstock, Class II Sub-Account/(7)/
Van Kampen LIT Growth and Income, Class II Sub-Account/(7)/

--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account/(4)/

Invesco V.I. Capital Appreciation - Series II Sub-Account/(1)(6)/

AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/
UIF Capital Growth, Class II Sub-Account/(2)/
UIF Small Company Growth, Class II Sub-Account/(2)/

Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(7)/
--------------------------------------------------------------------------------
1)Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Basic Value - Series II Sub-Account, the
  Invesco V.I. Capital Appreciation - Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth
  - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*


2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments and is not available with any Withdrawal Benefit Option.*

4)Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*


5)Effective May 1, 2006, the Invesco V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity - Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

6)Effective April 30, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
    AIM V.I. Basic Value Portfolio       Invesco V.I. Basic Value Portfolio
 -----------------------------------------------------------------------------
    AIM V.I. Core Equity Portfolio       Invesco V.I. Core Equity Portfolio
 -----------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Portfolio   Invesco V.I. Mid Cap Core Equity
                                                      Portfolio
 -----------------------------------------------------------------------------
     AIM V.I. Capital Appreciation        Invesco V.I. Capital Appreciation
               Portfolio                              Portfolio
 -----------------------------------------------------------------------------
  Goldman Sachs VIT Growth and Income
                 Fund                   Goldman Sachs VIT Large Cap Value Fund
 -----------------------------------------------------------------------------



7)Subject to shareholder approval, certain portfolios of the Morgan Stanley Variable Investment Series, The Universal Institutional Funds, Inc., and the Van Kampen Life Investment Trust, will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:



        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
  MORGAN STANLEY VARIABLE INVESTMENT        AIM VARIABLE INSURANCE FUNDS
                SERIES:                  (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
  Morgan Stanley VIS Dividend Growth     Invesco V.I. Dividend Growth Fund -
          Portfolio - Class Y                         Series II
 -----------------------------------------------------------------------------
  Morgan Stanley VIS Global Dividend     Invesco V.I. Global Dividend Growth
      Growth Portfolio - Class Y                  Fund - Series II
 -----------------------------------------------------------------------------
     Morgan Stanley VIS High Yield      Invesco V.I. High Yield Fund - Series
          Portfolio - Class Y                            II
 -----------------------------------------------------------------------------
   Morgan Stanley VIS Income Builder     Invesco V.I. Income Builder Fund -
          Portfolio - Class Y                         Series II
 -----------------------------------------------------------------------------
   Morgan Stanley VIS S&P 500 Index       Invesco V.I. S&P 500 Index Fund -
          Portfolio - Class Y                         Series II
 -----------------------------------------------------------------------------
  THE UNIVERSAL INSTITUTIONAL FUNDS,        AIM VARIABLE INSURANCE FUNDS
                 INC.:                   (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
   UIF Equity and Income Portfolio,      Invesco Van Kampen V.I. Equity and
               Class II                        Income Fund - Series II
 -----------------------------------------------------------------------------
    UIF International Growth Equity     Invesco Van Kampen V.I. International
          Portfolio, Class II              Growth Equity Fund - Series II
 -----------------------------------------------------------------------------
   UIF U.S. Mid Cap Value Portfolio,    Invesco Van Kampen V.I. Mid Cap Value
               Class II                           Fund - Series II
 -----------------------------------------------------------------------------


                               42     PROSPECTUS

        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
   VAN KAMPEN LIFE INVESTMENT TRUST:        AIM VARIABLE INSURANCE FUNDS
                                         (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
     Van Kampen LIT Capital Growth         Invesco Van Kampen V.I. Capital
         Portfolio - Class II                  Growth Fund - Series II
 -----------------------------------------------------------------------------
  Van Kampen LIT Comstock Portfolio -   Invesco Van Kampen V.I. Comstock Fund
               Class II                              - Series II
 -----------------------------------------------------------------------------
   Van Kampen LIT Growth and Income      Invesco Van Kampen V.I. Growth and
         Portfolio - Class II                  Income Fund - Series II
 -----------------------------------------------------------------------------
     Van Kampen LIT Mid Cap Growth         Invesco Van Kampen V.I. Mid Cap
         Portfolio - Class II                  Growth Fund - Series II
 -----------------------------------------------------------------------------


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED. IF YOU CHOOSE TO ADD ANY WITHDRAWAL BENEFIT OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH A WITHDRAWAL BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.







                               43     PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------


You may allocate your purchase payments to up to 62* Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.


For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-457-7617 OR GO TO
WWW.ACCESSALLSTATE.COM.

*Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 45 for information about Sub-Accounts and/or Portfolio liquidations, mergers, closures and name changes.



PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISOR:
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity     Long-term capital growth
 Portfolio - Class Y
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital               Growth of capital through investments in common
 Opportunities Portfolio - Class Y        stocks believed by the Investment Adviser to have
                                          potential for superior growth. As a secondary
                                          objective, income but only when consistent with its
                                          primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth       Reasonable current income and long term growth of
 Portfolio - Class Y/(1)/                 income and capital.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity       To maximize the capital appreciation of its             MORGAN STANLEY INVESTMENT
 Portfolio - Class Y/(2)/                 investments                                            ADVISORS INC.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend       Reasonable current income and long-term growth of
 Growth Portfolio - Class Y/(1)/          income and capital.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global                Capital appreciation and current income
 Infrastructure Portfolio - Class Y/(2)/
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio  High level of current income by investing in a
 - Class Y/(1)(2)/                        diversified portfolio consisting principally of fixed-
                                          income securities, which may include both
                                          non-convertible and convertible debt securities and
                                          preferred stocks. As a secondary objective, the
                                          Portfolio will seek capital appreciation, but only
                                          when consistent with its primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder        Reasonable income and, as a secondary objective,
 Portfolio - Class Y/(1)(2)/              growth of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus           High level of current income by investing primarily
 Portfolio - Class Y                      in U.S. government securities and other fixed-
                                          income securities. As a secondary objective, capital
                                          appreciation but only when consistent with its
                                          primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration      High level of current income consistent with
 Portfolio - Class Y/(2)/                 preservation of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market          High current income, preservation of capital, and
 Portfolio - Class Y                      liquidity
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index         Investment results that, before expenses, correspond
 Portfolio - Class Y/(1)/                 to the total return (i.e., combination of capital
                                          changes and income) of the Standard and Poor's
                                          500 Composite Stock Price Index
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio  High total investment return
 - Class Y
-------------------------------------------------------------------------------------------------


                               44     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                    INVESTMENT ADVISOR:
--------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
--------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class II   Long-term capital appreciation by
                                          investing primarily in growth-oriented
                                          equity securities of large
                                          capitalization companies.
----------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio,     High total return by investing
 Class II/(3)/                            primarily in fixed income securities
                                          of government and government- related
                                          issuers and, to a lesser extent, of
                                          corporate issuers in emerging market    VAN KAMPEN/(4)/
                                          countries.
----------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio,   Long-term capital appreciation by
 Class II                                 investing primarily in growth-oriented
                                          equity securities of issuers in
                                          emerging market countries.
----------------------------------------------------------------------------------
UIF Equity and Income Portfolio, Class   Capital appreciation and current income.
 II/(1)/
----------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II Long-term capital appreciation.
----------------------------------------------------------------------------------
UIF International Growth Equity          Long-term capital appreciation, with a
 Portfolio, Class II/(1)/                 secondary objective of income
----------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class II   Long-term capital growth by investing
                                          primarily in common stocks and other
                                          equity securities.
----------------------------------------------------------------------------------
UIF Small Company Growth Portfolio,      Long-term capital appreciation by
 Class II                                 investing primarily in growth-oriented
                                          equity securities of small companies.
----------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class  Above-average total return over a
 II/(1)/                                  market cycle of three to five years by
                                          investing in common stocks and other
                                          equity securities.
----------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II Above average current income and long-term capital appreciation by
                                          investing primarily in equity
                                          securities of companies in the U.S.
                                          real estate industry, including real
                                          estate investment trusts.
----------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth            Capital appreciation.
 Portfolio, Class II/(1)/
----------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio,       Capital growth and income through        VAN KAMPEN ASSET
 Class II/(1)/                            investments in equity securities,       MANAGEMENT
                                          including common stocks, preferred
                                          stocks and securities convertible into
                                          common and preferred stocks.
----------------------------------------------------------------------------------
Van Kampen LIT Growth and Income         Long-term growth of capital and income.
 Portfolio, Class II/(1)/
----------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth            Capital growth
 Portfolio, Class II/(1)/
----------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
--------------------------------------------------------------------------------------------------------------
Invesco V.I. Basic Value Fund - Series   Long-term growth of capital
 II/(3)(8)/
----------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund   Growth of capital                        INVESCO ADVISERS, INC./(5)/
 - Series II/(3)(8)/
----------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series   Growth of capital
 II/(6)(8)/
----------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund -  Long-term growth of capital
 Series II/(3)(8)/
----------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income  Long-term growth of capital
 Portfolio -Class B/(3)/
----------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio   Long-term growth of capital
 - Class B
----------------------------------------------------------------------------------ALLIANCEBERNSTEIN L.P.
AllianceBernstein VPS International      Long-term growth of capital
 Value Portfolio -Class B
----------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth   Long-term growth of capital
 Portfolio -Class B/(3)/
----------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap      Long-term growth of capital
 Value Portfolio - Class B
----------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio -  Long-term growth of capital
 Class B
----------------------------------------------------------------------------------


                               45     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                    INVESTMENT ADVISOR:
------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -   Long-term capital appreciation
 Service Class 2
----------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio   High total return through a combination
 - Service Class 2                        of current income and capital           FIDELITY MANAGEMENT &
                                          appreciation                            RESEARCH COMPANY
----------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio -     High level of current income, while
 Service Class 2                          also considering growth of capital
----------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -         Long-term growth of capital
 Service Class 2
----------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio -    As high a level of current income as is
 Service Class 2                          consistent with preservation of
                                          capital and liquidity.
----------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth           Capital appreciation
 Securities Fund - Class 2
----------------------------------------------------------------------------------FRANKLIN ADVISERS, INC.
FTVIP Franklin High Income Securities    High level of current income with
 Fund - Class 2/(3)/                      capital appreciation as a secondary
                                          goal
----------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund -  To maximize income while maintaining
 Class 2                                  prospects for capital appreciation.
----------------------------------------------------------------------------------
FTVIP Mutual Global Discovery            Capital appreciation
 Securities Fund - Class 2 (formerly                                              FRANKLIN MUTUAL ADVISERS,
 named FTVIP Mutual Discovery                                                     LLC
 Securities Fund - Class 2)
----------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund -    Capital appreciation with income as a
 Class 2                                  secondary goal
----------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund  Long-term capital growth.                TEMPLETON INVESTMENT
 - Class 2                                                                        COUNSEL, LLC
------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Large Cap Value        Long-term capital appreciation
 Fund/(8)/
----------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value          Long-term capital appreciation           GOLDMAN SACHS ASSET
 Fund/(2)/                                                                        MANAGEMENT, L.P.
----------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap   Long-term growth of capital
 Equity Fund
----------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S.        Long-term growth of capital and
 Equity Fund                              dividend income
----------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM)        Maximum real return, consistent with
 Strategy Portfolio - Advisor Shares      prudent investment management
----------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond          Maximum total return, consistent with    PACIFIC INVESTMENT
 Portfolio - Advisor Shares               preservation of capital and prudent     MANAGEMENT COMPANY LLC
                                          investment management
----------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio -        Maximum real return, consistent with
 Advisor Shares                           preservation of capital and prudent
                                          investment management
----------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -       Maximum total return, consistent with
 Advisor Shares                           preservation of capital and prudent
                                          investment management
----------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund - Class IB  Capital growth and current income.
----------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of      To provide a balanced investment
 Boston - Class IB                        composed of a well diversified
                                          portfolio of value stocks and bonds,
                                          which produce both capital growth and   PUTNAM INVESTMENT
                                          current income.                         MANAGEMENT, LLC
----------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB/(3)/
----------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.
 Class IB
----------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB/(7)/ Long-term growth of capital and any increased income that results from
                                          this growth.
----------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
----------------------------------------------------------------------------------


                               46     PROSPECTUS

(1)Subject to shareholder approval, certain portfolios of the Morgan Stanley Variable Investment Series, The Universal Institutional Funds, Inc., and the Van Kampen Life Investment Trust, will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). It is anticipated that the reorganization will occur in the second quarter of 2010. Each such portfolio and its corresponding acquiring fund is shown below:



        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
  MORGAN STANLEY VARIABLE INVESTMENT        AIM VARIABLE INSURANCE FUNDS
                SERIES:                  (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
  Morgan Stanley VIS Dividend Growth     Invesco V.I. Dividend Growth Fund -
          Portfolio - Class Y                         Series II
 -----------------------------------------------------------------------------
  Morgan Stanley VIS Global Dividend     Invesco V.I. Global Dividend Growth
      Growth Portfolio - Class Y                  Fund - Series II
 -----------------------------------------------------------------------------
     Morgan Stanley VIS High Yield      Invesco V.I. High Yield Fund - Series
          Portfolio - Class Y                            II
 -----------------------------------------------------------------------------
   Morgan Stanley VIS Income Builder     Invesco V.I. Income Builder Fund -
          Portfolio - Class Y                         Series II
 -----------------------------------------------------------------------------
   Morgan Stanley VIS S&P 500 Index       Invesco V.I. S&P 500 Index Fund -
          Portfolio - Class Y                         Series II
 -----------------------------------------------------------------------------
  THE UNIVERSAL INSTITUTIONAL FUNDS,        AIM VARIABLE INSURANCE FUNDS
                 INC.:                   (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
   UIF Equity and Income Portfolio,      Invesco Van Kampen V.I. Equity and
               Class II                        Income Fund - Series II
 -----------------------------------------------------------------------------
    UIF International Growth Equity     Invesco Van Kampen V.I. International
          Portfolio, Class II              Growth Equity Fund - Series II
 -----------------------------------------------------------------------------
        UIF U.S. Mid Cap Value          Invesco Van Kampen V.I. Mid Cap Value
          Portfolio, Class II                     Fund - Series II
 -----------------------------------------------------------------------------
   VAN KAMPEN LIFE INVESTMENT TRUST:        AIM VARIABLE INSURANCE FUNDS
                                         (INVESCO VARIABLE INSURANCE FUNDS):
 -----------------------------------------------------------------------------
     Van Kampen LIT Capital Growth         Invesco Van Kampen V.I. Capital
         Portfolio - Class II                  Growth Fund - Series II
 -----------------------------------------------------------------------------
  Van Kampen LIT Comstock Portfolio -   Invesco Van Kampen V.I. Comstock Fund
               Class II                              - Series II
 -----------------------------------------------------------------------------
   Van Kampen LIT Growth and Income      Invesco Van Kampen V.I. Growth and
         Portfolio - Class II                  Income Fund - Series II
 -----------------------------------------------------------------------------
     Van Kampen LIT Mid Cap Growth         Invesco Van Kampen V.I. Mid Cap
         Portfolio - Class II                  Growth Fund - Series II
 -----------------------------------------------------------------------------



(2)Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in theseVariable Sub-Accounts you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)Effective May 1, 2005, the Invesco V.I. Basic Value - Series II Sub-Account, the Invesco V.I. Capital Appreciation - Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(5)The investment objective(s) of each sub-account may be changed by the Board of Directors without shareholder approval.

(6)Effective May 1, 2006, the Invesco V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity - Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(7)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(8)Effective April 30, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
    AIM V.I. Basic Value Portfolio       Invesco V.I. Basic Value Portfolio
 -----------------------------------------------------------------------------
     AIM V.I. Capital Appreciation        Invesco V.I. Capital Appreciation
               Portfolio                              Portfolio
 -----------------------------------------------------------------------------
    AIM V.I. Core Equity Portfolio       Invesco V.I. Core Equity Portfolio
 -----------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Portfolio   Invesco V.I. Mid Cap Core Equity
                                                      Portfolio
 -----------------------------------------------------------------------------
  Goldman Sachs VIT Growth and Income
                 Fund                   Goldman Sachs VIT Large Cap Value Fund
 -----------------------------------------------------------------------------


AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT

                               47     PROSPECTUS

OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.

TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
THE TRUEBALANCE ASSET ALLOCATION PROGRAM ("TRUEBALANCE PROGRAM") IS NO LONGER OFFERED FOR NEW ENROLLMENTS. IF YOU ENROLLED IN THE TRUEBALANCE PROGRAM PRIOR TO JANUARY 31, 2008, YOU MAY REMAIN IN THE PROGRAM. IF YOU TERMINATE YOUR ENROLLMENT OR OTHERWISE TRANSFER YOUR CONTRACT VALUE OUT OF THE PROGRAM, YOU MAY NOT RE-ENROLL.

There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.

Allstate Life does not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Allstate Life retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate Life's Contract Owners. Neither Allstate Life nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate Life nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocation for the model portfolio you selected.

Allstate Life may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Allstate Life will

                               48     PROSPECTUS
not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your Morgan Stanley Financial Advisor will notify you of any new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may only select one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your Morgan Stanley Financial Advisor before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED WITH THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected with the TrueReturn Option or a Withdrawal Benefit Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Option, on the Rider Maturity Date, the Contract Value may be increased due to the Option. Any increase will be allocated to the Morgan Stanley VIS Money Market-Class Y Sub-Account. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED WITHOUT THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected without the TrueReturn or a Withdrawal Benefit Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the Contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your Morgan Stanley Financial Advisor before making transfers.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If

                               49     PROSPECTUS
you have any questions, please consult your Morgan Stanley Financial Advisor.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, the STANDARD FIXED ACCOUNT OPTION, and the MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 54.

This option allows you to allocate purchase payments to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Morgan Stanley VIS Money Market - Class Y Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period
Account any remaining amounts in the Transfer Period Account will be transferred to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Morgan Stanley VIS Money Market - Class Y Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 54.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Morgan Stanley VIS Money
Market - Class Y Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option may not be available in your state. Please check with your Morgan Stanley Financial Advisor for availability.

                               50     PROSPECTUS

STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("STANDARD FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For Allstate Variable Annuity Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Variable Annuity - L Share Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your Morgan Stanley Financial Advisor for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Standard Fixed Guarantee Period
    Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

..   you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

..   you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the

                               51     PROSPECTUS
transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with the Allstate Variable Annuity - L Share Contract.

MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("MARKET VALUE ADJUSTED FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Periods"). We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your Morgan Stanley Financial Advisor for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15 ("TREASURY RATE") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted

                               52     PROSPECTUS

Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account. Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

                               53     PROSPECTUS

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn/SM/ Accumulation Benefit Option" and "Withdrawal Benefit Options" sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity.

                               54     PROSPECTUS

Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

                               55     PROSPECTUS

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS Income Plus - Class Y Sub-Account and 60% to be in the Van Kampen LIT Mid Cap Growth, Class II Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS Income Plus - Class Y Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Morgan Stanley VIS Income Plus - Class Y Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Van Kampen LIT Mid Cap Growth, Class II Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.

EXPENSES
--------------------------------------------------------------------------------


As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Morgan Stanley VIS Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

..   for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

..   for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We reserve the right to waive this charge for all Contracts.

ADMINISTRATIVE EXPENSE CHARGE
For Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005, we deduct an administrative expense charge at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. For Contracts issued on or after January 1, 2005 and prior to October 17, 2005, we deduct an administrative expense charge at an annual rate of 0.30% of the average daily net assets you have invested in the Variable Sub-Accounts. Effective October 17, 2005 and thereafter, the administrative expense charge we deduct for such Contracts is at an annual rate of 0.19% of the average daily net assets you have invested in

                               56     PROSPECTUS
the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

                   ALLSTATE VARIABLE ANNUITY            1.10%
                   ------------------------------------------
                   ALLSTATE VARIABLE ANNUITY - L SHARE  1.50%
                   ------------------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

..   MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Enhanced Beneficiary Protection (Annual Increase) Option: The current mortality and expense risk charge for this option is 0.30%. This charge will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

   . 0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

   . 0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.

The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

..   Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee

                               57     PROSPECTUS
from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.


SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.

RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.

WITHDRAWAL BENEFIT OPTION FEE
Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states. We charge separate annual Rider Fees for each of the SureIncome Option (the "SUREINCOME OPTION FEE"), the SureIncome Plus Option (the "SUREINCOME PLUS OPTION FEE"), and the SureIncome For Life Option (the "SUREINCOME FOR LIFE OPTION FEE"). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the "WITHDRAWAL BENEFIT OPTION FEES". "WITHDRAWAL BENEFIT OPTION FEE" is used to refer to any one of the Withdrawal Benefit Option Fees.

                               58     PROSPECTUS

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The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The
current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base. We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.

We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.

For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.

If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will

                               59     PROSPECTUS
depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 12. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.


Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 50 for more information on market value adjustments.


FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

..   The Free Withdrawal Amount described above; or

..   Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

ALL CONTRACTS

We do not apply a withdrawal charge in the following situations:

..   the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the

                               60     PROSPECTUS
end of your or the Annuitant's confinement at the long term care facility or hospital, and

3. a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).

"DUE PROOF " includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on any applicable withdrawal under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

"DUE PROOF " includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive Unemployment Compensation for at least 30 consecutive days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of Unemployment Compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"UNEMPLOYMENT COMPENSATION" means unemployment compensation received from a unit of state or federal government in the U.S. "DUE PROOF " includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.

OTHER EXPENSES

Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see pages 12-14. We receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution, or other services we provide to the Portfolios. We collect this compensation under agreements between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.


                               61     PROSPECTUS

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 61.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 49.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.


WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.  An emergency exists as defined by the SEC, or

3.  The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your Morgan Stanley Financial Advisor or call us at 1-800-457-7617 for more information.

Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals. Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it

                               62     PROSPECTUS
as a request to withdraw your entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

INCOME PAYMENTS
--------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

..   the Annuitant's 99th birthday, or

..   the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis." Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the

                               63     PROSPECTUS

Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600.

We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

MODIFYING PAYMENTS

After the Payout Start Date, you may make the following changes under Income Plan 3:

..   You may request to modify the length of the Guaranteed Payment Period. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

..   You may request to change the frequency of your payments.

We currently allow you to make the changes described above once each Contract Year; on that single occasion you may make either change alone, or both simultaneously. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Contracts. In order to satisfy required minimum distributions ("RMD") under current Treasury

                               64     PROSPECTUS
regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.

PAYOUT WITHDRAWAL

You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

PAYOUT WITHDRAWAL CHARGE

To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                                         Number of Complete Years Since We Received the Purchase
                                         Payment Being Withdrawn/Applicable Charge:
    -----------------------------------------------------------------------------------------------------
    CONTRACT:                            0       1       2      3      4      5      6      7      8+
    -----------------------------------------------------------------------------------------------------
    Allstate Variable Annuity            7%      7%      6%     5%     4%     3%     2%     0%     0%
    Allstate Variable Annuity - L Share  7%      6%      5%     0%

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.

                               65     PROSPECTUS

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and
(b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.

INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

..   The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

..   You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

..   You may apply the Income Protection Benefit Option to more than one Income
    Plan.

..   The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

..   You may only add the Income Protection Benefit Option on the Payout Start
    Date and, once added, the option cannot be cancelled.

..   You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

..   You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income

                               66     PROSPECTUS
value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:

UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(4)/
Morgan Stanley VIS Money Market - Class Y Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Real Return - Advisor Shares Sub-Account
PIMCO VIT Total Return - Advisor Shares Sub-Account

RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
Morgan Stanley VIS Capital Opportunities - Class Y Sub-Account

Morgan Stanley VIS Dividend Growth - Class Y Sub-Account/(7)/

Morgan Stanley VIS European Equity - Class Y Sub-Account/(4)/

Morgan Stanley VIS Global Dividend Growth - Class Y Sub-Account/(7)/ Morgan Stanley VIS High Yield - Class Y Sub-Account/(1)(7)/
Morgan Stanley VIS Income Builder - Class Y Sub-Account/(1)(7)/
Morgan Stanley VIS S&P 500 Index - Class Y Sub-Account/(7)/

Morgan Stanley VIS Strategist - Class Y Sub-Account
Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account/(1)/

Invesco V.I. Basic Value - Series II Sub-Account/(1)(6)/
Invesco V.I. Core Equity - Series II Sub-Account/(5)(6)/

AllianceBernstein VPS Growth - Class B Sub-Account AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/ AllianceBernstein VPS International Value - Class B Sub-Account AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/ AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account


AllianceBernstein VPS Value - Class B Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Growth & Income - Service Class 2 Sub-Account
Fidelity VIP High Income - Service Class 2 Sub-Account
Fidelity VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin High Income Securities - Class 2 Sub-Account/(1)/
FTVIP Franklin Income Securities - Class 2 Sub-Account
FTVIP Mutual Global Discovery Securities - Class 2 Sub-Account
FTVIP Mutual Shares Securities - Class 2 Sub-Account
FTVIP Templeton Foreign Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured U.S. Equity Sub-Account

Goldman Sachs VIT Large Cap Value Sub-Account/(6)/

Goldman Sachs VIT Mid Cap Value Sub-Account/(4)/
PIMCO VIT CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account

Putnam VT Equity Income - Class IB Sub-Account

Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account/(3)/
Putnam VT Voyager - Class IB Sub-Account
UIF Capital Growth, Class II Sub-Account/(2)/

UIF Equity and Income, Class II Sub-Account/(2)(7)/

UIF Global Franchise, Class II Sub-Account/(2)/

UIF U.S. Mid Cap Value, Class II Sub-Account/(2)(7)/

UIF U.S. Real Estate, Class II Sub-Account/(2)/

UIF International Growth Equity, Class II Sub-Account/(2)(7)/
Van Kampen LIT Comstock, Class II Sub-Account/(7)/
Van Kampen LIT Growth and Income, Class II Sub-Account/(7)/


EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.


Invesco V.I. Capital Appreciation - Series II Sub-Account/(1)(6)/
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account/(1)(6)/


                               67     PROSPECTUS

FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account
Goldman Sachs VIT Structured Small Cap Equity Sub-Account
UIF Small Company Growth, Class II Sub-Account/(2)/
UIF Emerging Markets Equity, Class II Sub-Account/(2)/
UIF Mid Cap Growth, Class II Sub-Account/(2)/
UIF Emerging Markets Debt, Class II Sub-Account/(1)(2)/

Van Kampen LIT Capital Growth, Class II Sub-Account/(7)/
Van Kampen LIT Mid Cap Growth, Class II Sub-Account/(7)/

1)Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Basic Value - Series II Sub-Account, the Invesco V.I. Capital Appreciation - Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth
  - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*


2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

3)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*

4)Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*


5)Effective May 1, 2006, the Invesco V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity - Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

6)Effective April 30, 2010, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
    AIM V.I. Basic Value Portfolio       Invesco V.I. Basic Value Portfolio
 -----------------------------------------------------------------------------
    AIM V.I. Core Equity Portfolio       Invesco V.I. Core Equity Portfolio
 -----------------------------------------------------------------------------
     AIM V.I. Capital Appreciation        Invesco V.I. Capital Appreciation
               Portfolio                              Portfolio
 -----------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Portfolio   Invesco V.I. Mid Cap Core Equity
                                                      Portfolio
 -----------------------------------------------------------------------------
  Goldman Sachs VIT Growth and Income
                 Fund                   Goldman Sachs VIT Large Cap Value Fund
 -----------------------------------------------------------------------------



7)Subject to shareholder approval, certain portfolios of the Morgan Stanley Variable Investment Series, The Universal Institutional Funds, Inc., and the Van Kampen Life Investment Trust, will be reorganized into corresponding funds of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). It is anticipated that the reorganization will occur in the second quarter of2010. Each such portfolio and its corresponding acquiring fund is shown below:



        REORGANIZING PORTFOLIOS                    ACQUIRING FUNDS
 -----------------------------------------------------------------------------
  MORGAN STANLEY VARIABLE INVESTMENT        AIM VARIABLE INSURANCE FUNDS
                SERIES:                           (INVESCO VARIABLE
                                                  INSURANCE FUNDS):
 -----------------------------------------------------------------------------
  Morgan Stanley VIS Dividend Growth     Invesco V.I. Dividend Growth Fund -
          Portfolio - Class Y                         Series II
 -----------------------------------------------------------------------------
  Morgan Stanley VIS Global Dividend     Invesco V.I. Global Dividend Growth
      Growth Portfolio - Class Y                  Fund - Series II
 -----------------------------------------------------------------------------
     Morgan Stanley VIS High Yield      Invesco V.I. High Yield Fund - Series
          Portfolio - Class Y                            II
 -----------------------------------------------------------------------------
   Morgan Stanley VIS Income Builder     Invesco V.I. Income Builder Fund -
          Portfolio - Class Y                         Series II
 -----------------------------------------------------------------------------
   Morgan Stanley VIS S&P 500 Index       Invesco V.I. S&P 500 Index Fund -
          Portfolio - Class Y                         Series II
 -----------------------------------------------------------------------------
  THE UNIVERSAL INSTITUTIONAL FUNDS,        AIM VARIABLE INSURANCE FUNDS
                 INC.:                            (INVESCO VARIABLE
                                                  INSURANCE FUNDS):
 -----------------------------------------------------------------------------
   UIF Equity and Income Portfolio,      Invesco Van Kampen V.I. Equity and
               Class II                        Income Fund - Series II
 -----------------------------------------------------------------------------
    UIF International Growth Equity     Invesco Van Kampen V.I. International
          Portfolio, Class II              Growth Equity Fund - Series II
 -----------------------------------------------------------------------------
   UIF U.S. Mid Cap Value Portfolio,    Invesco Van Kampen V.I. Mid Cap Value
               Class II                           Fund - Series II
 -----------------------------------------------------------------------------
            VAN KAMPEN LIFE                 AIM VARIABLE INSURANCE FUNDS
           INVESTMENT TRUST:                      (INVESCO VARIABLE
                                                  INSURANCE FUNDS):
 -----------------------------------------------------------------------------
     Van Kampen LIT Capital Growth         Invesco Van Kampen V.I. Capital
         Portfolio - Class II                  Growth Fund - Series II
 -----------------------------------------------------------------------------
  Van Kampen LIT Comstock Portfolio -   Invesco Van Kampen V.I. Comstock Fund
               Class II                              - Series II
 -----------------------------------------------------------------------------
   Van Kampen LIT Growth and Income      Invesco Van Kampen V.I. Growth and
         Portfolio - Class II                  Income Fund - Series II
 -----------------------------------------------------------------------------
     Van Kampen LIT Mid Cap Growth         Invesco Van Kampen V.I. Mid Cap
         Portfolio - Class II                  Growth Fund - Series II
 -----------------------------------------------------------------------------


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF YOU CHOOSE TO ADD THE INCOME PROTECTION BENEFIT OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THE INCOME PROTECTION BENEFIT OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then

                               68     PROSPECTUS
current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection
Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

..   adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

..   deducting any applicable taxes; and

..   applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS
Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and "RIG 2"), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program. If you previously elected a RIG Option, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your Morgan Stanley Financial Advisor for details.

The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to May 1, 2004.

We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, as described above.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

..   The Payout Start Date must be on or after the 10th Contract Anniversary of the Rider Date.

..   The Payout Start Date must occur during the 30-day period following a
    Contract Anniversary.

                               69     PROSPECTUS

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..   The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

..   You must select Fixed Amount Income Payments only.

..   You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

   . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

   . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

..   The Guaranteed Retirement Income Benefit; or

..   For fixed income payments, the Contract Value, adjusted by any applicable
    Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   The date the Contract is terminated;

..   If the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

..   The Payout Start Date; or

..   You elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.

CALCULATION OF INCOME BASE.

On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by purchase payments and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a Cap equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the Payout Start Date; minus

..   RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

..   In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states)

                               70     PROSPECTUS

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  and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

..   In each Contract Year, for the portion of withdrawals that cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that does not cumulatively exceed 5% (3% in certain states), and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that does not cumulatively exceed 5% (3% in certain states).

On or after the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

..   Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment.

..   Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

..   On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85th birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------

DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

..   A certified copy of the death certificate;

..   A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

..   Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

..   If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the "DEATH BENEFIT."

                               71     PROSPECTUS

..   If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS

In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

..   MAV Death Benefit Option

..   Enhanced Beneficiary Protection (Annual Increase) Option

..   Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit.")

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).

The "DEATH BENEFIT" is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

..   The Contract Value;

..   The Settlement Value;

..   The ROP Death Benefit;

..   The MAV Death Benefit Option (if selected);

..   The Enhanced Beneficiary Protection (Annual Increase) Option (if selected);
    or

..   The SureIncome ROP Death Benefit.*

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments, reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments made prior to the withdrawal, less any prior withdrawal adjustments.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.

The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds," above), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

..   Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment.

..   Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

..   On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under

                               72     PROSPECTUS

Option D as described on page 74 below, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments, withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

..   The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments and withdrawals); or

..   The date we next determine the Death Proceeds.

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION.

The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "CAP" defined below. This accumulation will continue until the earlier of:

   (a) the first Contract Anniversary following the 80/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

   (b) the date we determine the Death Proceeds.

After the 5% interest accumulation ends (3% in certain states), the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit CAP is equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

..   Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 74, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments, less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

..   The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals); or

..   The date we next determine the Death Proceeds.

EARNINGS PROTECTION DEATH BENEFIT OPTION.

The "EARNINGS PROTECTION DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

..   0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

..   0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the

                               73     PROSPECTUS
ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

..   100% of "IN-FORCE PREMIUM" (excluding purchase payments made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

..   40% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

..   50% of "IN-FORCE PREMIUM" (excluding purchase payments made after the Rider
    Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

..   25% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

IN-FORCE EARNINGS are equal to the current Contract Value less In-Force
Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

IN-FORCE PREMIUM is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all "EXCESS-OF-EARNINGS WITHDRAWALS" made after the Rider Date.

An EXCESS-OF-EARNINGS WITHDRAWAL is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 74 below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

..   The Rider Date will be changed to the date we determine the Death Proceeds;

..   The In-Force Premium is equal to the Contract Value as of the new Rider
    Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

..   The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

..   The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner's or the Annuitant's age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.

ALL OPTIONS.
WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   the date the Contract is terminated;

..   if, upon the death of the Contract Owner, the Contract is continued under
    Option D as described in the Death of Owner section on page 74, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

..   if the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

..   on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

                               74     PROSPECTUS

..   on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

..   the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.

DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER

If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "NEW CONTRACT OWNERS". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES

CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

..   Over the life of the New Contract Owner; or

..   For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

..   Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

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Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.

OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

..   One year of the date of death;

..   The same calendar year as the date we receive the first Complete Request for Settlement; and

..   One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.

DEATH OF ANNUITANT

If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

..   The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

..   The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES

CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:

OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

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

OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.

OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for Qualified Contracts, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Contract. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

..   The individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA.

..   The Contract Owner's spouse must be the sole Primary Beneficiary of the
    Contract and will be the named Co-Annuitant.

..   The Contract Owner must be age 90 or younger on the Rider Application Date;
    and the Co-Annuitant must be age 79 or younger on the Rider Application
    Date.

..   On or after May 1, 2005, the Option may be added only when we issue the
    Contract or within 6 months of the Contract Owner's marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

..   upon the death of the Co-Annuitant (as of the date we determine the Death
    Proceeds);

..   upon the death of the Contract Owner (as of the date we determine the Death
    Proceeds);

..   on the date the Contract is terminated;

..   on the Payout Start Date; or

..   on the date you change the beneficiary of the Contract and the change is accepted by us;

..   for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

..   for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

                               77     PROSPECTUS

DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

..   The Co-Annuitant must have been your legal spouse on the date of his or her death; and

..   Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions ("CSP Conditions"):

..   The beneficially owned Contract must be a Custodial traditional IRA,
    Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.

..   The Annuitant must be the beneficial owner of the Custodial traditional
    IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

..   The Co-Annuitant must be the legal spouse of the Annuitant. Only one
    Co-Annuitant may be named.

..   The Co-Annuitant must be the sole beneficiary of the Custodial traditional
    IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

..   The Annuitant must be age 90 or younger on the CSP Application Date.

..   The Co-Annuitant must be age 79 or younger on the CSP Application Date.

..   On or after May 1, 2005, the CSP may be added only when we issue the
    Contract or within 6 months of the beneficial owner's marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

..   We have made no payments under any Income Plan.

..   There is an annual Rider Fee of 0.10% of the Contract Value for new Options
    added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

..   The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

..   The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

..   The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

..   On the date CSP is terminated as described above; or

..   Upon the death of the Annuitant; or

..   Upon the death of the Co-Annuitant; or

..   On the date the Contract is terminated; or

..   On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

                               78     PROSPECTUS

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DEATH OF CO-ANNUITANT.  This section applies if:

..   The CSP Conditions are met.

..   The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

..   We have received proof satisfactory to us that the Co-Annuitant has died.

..   The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

..   the Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

..   The Co-Annuitant was the legal spouse of the Annuitant on the date of
    Annuitant's death.

..   The Owner does not thereafter name a new Co-Annuitant; and

..   The Owner of the Custodial traditional IRA, Custodial Roth IRA, or
    Custodial Simplified Employee Pension IRA remains the Custodian; and

..   The Contract may only be continued once.
ALLSTATE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.


Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.


Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our

                               79     PROSPECTUS


MORE INFORMATION
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

present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
DISTRIBUTION. The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. Incorporated ("Morgan Stanley & Co."). Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the New York Stock Exchange and FINRA. Contracts are sold through the registered representatives of Morgan Stanley & Co. Inc. These registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Contracts.

We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments. In addition, we may pay ongoing annual compensation of up to 1.40% of Contract value. To compensate Morgan Stanley for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.'s practices.

We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.

In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.


The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. Incorporated ("MS&Co") and its affiliates to its clients. MS&Co also serves as the principal


                               80     PROSPECTUS
underwriter of the Contracts. MS&Co has notified Allstate Life that, effective 60 days from the date of notice (unless an earlier termination date is mutually agreed to by the parties), it intends to terminate the Underwriting Agreement dated February 9, 1984 and cease its role as principal underwriter. Allstate Life will take any actions required by law to replace MS&Co as principal underwriter. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6/th/ Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2009, consisted of the following:
Keane Worldzen, Inc. (administrative services) located at 625 North Michigan Avenue, Suite 1100, Chicago, IL 60611; RR Donnelly Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5/th/ Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44/th/ Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5/th/ Floor, Kansas City, MO 64105.

In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


                               81     PROSPECTUS

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ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS
All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under Illinois insurance law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.

TAXES
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THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE
LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the

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investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

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..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples or same-sex marriage spouses. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the Contract within the meaning of tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the Contract.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,


..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,


..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

PARTIAL EXCHANGES.   The IRS has issued rulings that permit partial exchanges
of annuity contracts. Effective June 30, 2008, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:

..   the contact owner reaches 59 1/2, becomes totally disabled, dies, obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal,

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  annuitization, Owner or Annuitant change, or surrender;

..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

                               85     PROSPECTUS

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The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,


..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,


..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

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..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.


With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.


For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Emergency Economic

                               87     PROSPECTUS

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Stabilization Act of 2008 extended this provision for two years.

For distributions in tax years beginning after 2005 and before 2010, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.


A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.


ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible

                               88     PROSPECTUS
employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under recent IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.


STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has


                               89     PROSPECTUS
the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------


Allstate Life's Annual Report on Form 10-K for the year ended December 31, 2009, is incorporated herein by reference, which means that it is legally a part of this prospectus.


All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.


We file our Exchange Act documents and reports, including our annual report on Form 10-K quarterly reports on Form 10-Q and current reports on Form 8-K electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-202-551-8090.


If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758565, Topeka, KS 66675-8565 or 1-800-457-7617.

                               90     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS              2
     ----------------------------------------------------------------------
     THE CONTRACTS                                                      2
     ----------------------------------------------------------------------
        Purchase of Contracts                                           2
     ----------------------------------------------------------------------
        Tax-Free Exchange (1035 Exchanges, Rollovers and Transfers)     3
     ----------------------------------------------------------------------
     CALCULATION OF ACCUMULATION UNIT VALUES                            3
     ----------------------------------------------------------------------
        Net Investment Factor                                           3
     ----------------------------------------------------------------------
     CALCULATION OF VARIABLE INCOME PAYMENTS                            4
     ----------------------------------------------------------------------
     CALCULATION OF ANNUITY UNIT VALUES                                 5
     ----------------------------------------------------------------------
     GENERAL MATTERS                                                    5
     ----------------------------------------------------------------------

       Incontestability                                                   5
    -----------------------------------------------------------------------
       Settlements                                                        5
    -----------------------------------------------------------------------
       Safekeeping of the Variable Account's Assets                       5
    -----------------------------------------------------------------------
          Premium Taxes                                                   6
    -----------------------------------------------------------------------
          Tax Reserves                                                    6
    -----------------------------------------------------------------------
    EXPERTS                                                               6
    -----------------------------------------------------------------------
    FINANCIAL STATEMENTS                                                  6
    -----------------------------------------------------------------------
    APPENDIX A - ACCUMULATION UNIT VALUES                               A-1
    -----------------------------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               91     PROSPECTUS

APPENDIX A
CONTRACT COMPARISON CHART
--------------------------------------------------------------------------------

         --------------------------------------------------------------
                               Allstate Variable    Allstate Variable
         Feature                    Annuity         Annuity - L Share
         --------------------------------------------------------------
         --------------------------------------------------------------
                                 3 to 6 month         3 to 6 month
                               transfer periods     transfer periods
         DCA Fixed Account       7 to 12 month        7 to 12 month
         Option                transfer periods     transfer periods
         --------------------------------------------------------------
         --------------------------------------------------------------
                               1-, 3-*, 5-*, and
         Standard Fixed       7-* year guarantee
         Account Option             periods                N/A
         --------------------------------------------------------------
         --------------------------------------------------------------
                              3-, 5-, 7-, and 10-  3-, 5-, 7-, and 10-
         MVA Fixed Account      year guarantee       year guarantee
         Option**                   periods              periods
         --------------------------------------------------------------
         ---------------------                     --------------------
         Mortality and
         Expense
         Risk Charge
         (Base Contract)             1.10%                1.50%
         --------------------------------------------------------------
         --------------------------------------------------------------
         Withdrawal Charge
         (% of purchase
         payment)             7/ 7/ 6/ 5/ 4/ 3/ 2        7/ 6/ 5
         --------------------------------------------------------------
                                 Confinement,         Confinement,
                                   Terminal             Terminal
         Withdrawal Charge         Illness,             Illness,
         Waivers                 Unemployment         Unemployment
         --------------------------------------------------------------

 The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The table summarizes the availability of the Fixed Account Options in general. Please check with your Morgan Stanley Financial Advisor for specific details for your state.

 * Available only in states in which the MVA Fixed Account Option is not offered.

 **Not available in states in which the 3-, 5-, or 7-year Standard Fixed
   Account Options are offered.

                               92     PROSPECTUS

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

   I = the Treasury Rate for a maturity equal to the term length of the Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;
   J = the Treasury Rate for a maturity equal to the term length of the Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be ("Market Value Adjustment Date").
   N =   the number of whole and partial years from the Market Value
         Adjustment Date to the expiration of the term length of the Market
         Value Adjusted Fixed Guarantee Period Account.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                           .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                             EXAMPLES OF MARKET VALUE ADJUSTMENT
Purchase Payment:  $10,000 allocated to a Market Value Adjusted Fixed Guarantee Period Account
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Withdrawal:   End of Contract Year 3
Contract:          Allstate Variable Annuity*

                                        EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)
Step 1: Calculate Contract Value at End of Contract Year 3:  = $10,000.00 X (1.045) /3/ = $11,411.66
Step 2: Calculate the Free Withdrawal Amount:                = .15 X $10,000 = $1500
Step 3: Calculate the Withdrawal Charge:                     = .06 X ($10,000 - $1,500) = $510
Step 4: Calculate the Market Value Adjustment:               I = 4.50%
                                                             J = 4.20%
                                                                 730 DAYS
                                                             N = ------------ = 2
                                                                 365 DAYS
                                                             Market Value Adjustment Factor: .9 X [I - (J + .0025)] X N
                                                             = .9 X [.045 - (.042 + .0025)] X 2 = .0009
                                                             Market Value Adjustment = Market Value Adjustment Factor X Amount
                                                             Subject To Market Value Adjustment:
                                                             = .0009 X $11,411.66 = $10.27
Step 5: Calculate the amount received by Contract owner as   = $11,411.66 - $510 + $10.27 = $10,911.93
 a result of full withdrawal at the end of Contract Year 3:

                               93     PROSPECTUS

                                      EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1: Calculate Contract Value at End of Contract Year 3:  = $10,000.00 X (1.045) 3 = $11,411.66
Step 2: Calculate The Free Withdrawal Amount:                = .15 X $10,000 = $1,500
Step 3: Calculate the Withdrawal Charge:                     = 0.06 X ($10,000 - $1,500) = $510
Step 4: Calculate the Market Value Adjustment:               I = 4.50%
                                                             J = 4.80%
                                                                 730 DAYS
                                                             N = ------------ = 2
                                                                 365 DAYS
                                                             Market Value Adjustment Factor: .9 X [I - (J + .0025)] X N
                                                             = .9 X [(.045 - (.048 + .0025)] X (2) = -.0099
                                                             Market Value Adjustment = Market Value Adjustment Factor X
                                                             Amount Subject To Market Value Adjustment:
                                                             = -.0099 X $11,411.66 = -$112.98
Step 5: Calculate the amount received by Contract owner as   = $11,411.66 - $510 - $112.98 = $10,788.68
 a result of full withdrawal at the end of Contract Year 3:

   *These examples assume the election of the ALLSTATE VARIABLE ANNUITY CONTRACT for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under the ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACT, which has different expenses and withdrawal charges.


                               94     PROSPECTUS

APPENDIX C
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

       Adjusted age of Annuitant on the Payout Start Date:   65
       -----------------------------------------------------------------
       Sex of Annuitant:                                     male
       -----------------------------------------------------------------
       Income Plan selected:                                 1
       -----------------------------------------------------------------
       Payment frequency:                                    monthly
       -----------------------------------------------------------------
       Amount applied to variable income payments under the
       Income Plan:                                          $100,000.00
       -----------------------------------------------------------------

The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                     3%
--------------------------------------------------------------------------------------------
Guaranteed minimum variable income payment:  85% of the initial variable amount income value
--------------------------------------------------------------------------------------------

STEP 1 - CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

                               95     PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000.

                                                            Income Benefit Amount
                                                   ---------------------------------------
                             Beginning              Contract     Maximum
              Type of        Contract  Transaction Value After Anniversary       5%
 Date        Occurrence        Value     Amount    Occurrence     Value    Roll-Up Value**
------------------------------------------------------------------------------------------
1/1/04  Contract Anniversary  $55,000       _        $55,000     $55,000       $52,500
------------------------------------------------------------------------------------------
7/1/04   Partial Withdrawal   $60,000    $15,000     $45,000     $41,250       $40,176
------------------------------------------------------------------------------------------

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
---------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                                   (a)           $15,000
---------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                                      (b)           $60,000
---------------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal                                      (c)           $55,000
---------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                                  [(a)/(b)]*(c)      $13,750
---------------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                                                   $41,250
---------------------------------------------------------------------------------------------------------------------------------

5 % ROLL-UP VALUE INCOME BENEFIT**
---------------------------------------------------------------------------------------------------------------------------------
Total Partial Withdrawal Amount                                                                             (a)           $15,000
---------------------------------------------------------------------------------------------------------------------------------

STEP I - DOLLAR FOR DOLLAR PORTION
---------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                                      (b)           $60,000
---------------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days worth of
interest on $52,500 and $54,600, respectively)                                                              (c)           $53,786
---------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5% of Roll-Up Value on 1/1/04)                                        (d)           $ 2,625
---------------------------------------------------------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment (discounted for a half year's worth of interest)           (e) = (d) * 1.05 ^-0.5 $ 2,562
---------------------------------------------------------------------------------------------------------------------------------
Contract Value After Step 1                                                                           (b') = (b) -(d)     $57,375
---------------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1                                                                  (c') = (c) -(e)     $51,224
---------------------------------------------------------------------------------------------------------------------------------

STEP 2 - PROPORTIONAL PORTION
---------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                             (a') = (a) -(d)     $12,375
---------------------------------------------------------------------------------------------------------------------------------
Proportional Adjustment                                                                              (a') /(b') * (c')    $11,048
---------------------------------------------------------------------------------------------------------------------------------
Contract Value After Step 2                                                                              (b') -(a')       $45,000
---------------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2                                                                                      $40,176
---------------------------------------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**In certain states, the Roll-Up Value Income Benefit accumulates interest on a daily basis at a rate equivalent to 3% per year rather than 5%. If calculations assumed an interest rate of 3% per year, the adjusted income benefit would be lower.

                               96     PROSPECTUS

APPENDIX E
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2007

Initial Purchase Payment: $50,000

                                                                        Death Benefit Amount
                                                                  --------------------------------
                                Beginning              Contract   Purchase   Maximum    Enhanced
                 Type of        Contract  Transaction Value After Payment  Anniversary Beneficiary
  Date          Occurrence        Value     Amount    Occurrence   Value      Value      Value**
--------------------------------------------------------------------------------------------------
1/1/ 2008  Contract Anniversary  $55,000          _     $55,000   $50,000    $55,000     $52,500
--------------------------------------------------------------------------------------------------
7/1/ 2008   Partial Withdrawal   $60,000    $15,000     $45,000   $37,500    $41,250     $40,339
--------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

------------------------------------------------------------------------------------------------

PURCHASE PAYMENT VALUE DEATH BENEFIT
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                       (a)      $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                          (b)      $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal           (c)      $50,000
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                      [(a)/(b)]*(c) $12,500
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $37,500
------------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                       (a)      $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                          (b)      $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal           (c)      $55,000
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                      [(a)/(b)]*(c) $13,750
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $41,250
------------------------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) BENEFIT**
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                       (a)      $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                          (b)      $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal
(assumes 181 days worth of interest on $52,500 and $54,600, respectively)       (c)      $53,786
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                      [(a)/(b)]*(c) $13,446
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $40,339
------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**Calculations for the Enhanced Beneficiary Protection (Annual Increase)
  Benefit assumed that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

                               97     PROSPECTUS

APPENDIX F
CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

  Excess of Earnings Withdrawals                     = $0
  Purchase Payments in the 12 months prior to death  = $0
  In-Force Premium                                   = $100,000
                                                       ($100,000+ $0 - $0)
  In-Force Earnings                                  = $25,000
                                                       ($125,000- $100,000)
  EARNINGS PROTECTION DEATH BENEFIT**                = 40% * $25,000 = $10,000

Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

   Excess of Earnings Withdrawals                     = $5,000
                                                        ($10,000-$5,000)
   Purchase Payments in the 12 months prior to death  = $0
   In-Force Premium                                   = $95,000
                                                        ($100,000+$0-$5,000)
   In-Force Earnings                                  = $19,000
                                                        ($114,000-$95,000)
   EARNINGS PROTECTION DEATH BENEFIT**                = 40%*$19,000=$7,600

Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

                               98     PROSPECTUS

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                     = $30,000
                                                     ($50,000-$20,000)
Purchase Payments in the 12 months prior to death  = $0
In-Force Premium                                   = $120,000
                                                     ($110,000+$40,000-$30,000)
In-Force Earnings                                  = $20,000
                                                     .($140,000-$120,000)
EARNINGS PROTECTION DEATH BENEFIT**                = 25%*$20,000=$5,000

In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since 25% of In-Force Earnings is less than 50% of the In-Force Premium (excluding purchase payments in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

EXAMPLE 4: SPOUSAL CONTINUATION

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

    Excess of Earnings Withdrawals                     = $0
    Purchase Payments in the 12 months prior to death  = $0
    In-Force Premium                                   = $100,000
                                                         ($100,000+$0-$0)
    In-Force Earnings                                  = $50,000
                                                         ($150,000-$100,000)
    Earnings Protection Death Benefit**                = 40%*$50,000=$20,000
    Contract Value                                     = $150,000
    Death Benefit                                      = $160,000
    Earnings Protection Death Benefit                  = $20,000
    Continuing Contract Value                          = $180,000
                                                         ($160,000+$20,000)

Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

                               99     PROSPECTUS

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

                              100     PROSPECTUS

APPENDIX G
WITHDRAWAL ADJUSTMENT EXAMPLE - TRUERETURN ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 2, 2007

Initial Purchase Payment: $50,000

Initial Benefit Base: $50,000

                                 Beginning                 Contract
                  Type of         Contract  Transaction  Value After  Benefit
   Date          Occurrence        Value       Amount     Occurrence    Base
 -----------------------------------------------------------------------------
 1/2/ 2008  Contract Anniversary $   55,000            _ $     55,000 $ 50,000
 -----------------------------------------------------------------------------
 7/2/ 2008   Partial Withdrawal  $   60,000 $     15,000 $     45,000 $ 37,500
 -----------------------------------------------------------------------------

The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Bases by the same proportion as the withdrawal reduces the Contract Value.

-------------------------------------------------------------------------------------------
BENEFIT BASE
-------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                       (a) $15,000
-------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                          (b) $60,000
-------------------------------------------------------------------------------------------
Value of Benefit Base Amount Immediately Prior to Partial Withdrawal            (c) $50,000
-------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                 [(a)/(b)]*(c) $12,500
-------------------------------------------------------------------------------------------
Adjusted Benefit Base                                                               $37,500
-------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                              101     PROSPECTUS

APPENDIX H - SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Variable Annuity contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000. Your Benefit Payment is $8,000, which is 8% of your initial purchase payment. Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000). The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000). The Benefit Payment is unchanged and remains $8,000. The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000. The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000 - $25,000)) = $8,000.
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.
The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000 - $5,000)) = $4,400. The Benefit
Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000). The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200). The Benefit Payment is unchanged and remains $7,600. The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

                              102     PROSPECTUS

APPENDIX I - SUREINCOME PLUS WITHDRAWAL BENEFIT
OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Variable Annuity contract with a $100,000 initial purchase payment and add the SureIncome Plus Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000 - $25,000)) = $8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume Example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

                              103     PROSPECTUS

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome Plus Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% X the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome Plus Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

                              104     PROSPECTUS

APPENDIX J - SUREINCOME FOR LIFE WITHDRAWAL BENEFIT
OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Variable Annuity contract with $100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% x current Benefit Base ($5,000 = 5% X $100,000, assuming your Benefit Base is still $100,000).

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $5,600, which is your prior Benefit Payment ($4,000) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).

Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% x current Benefit Base ($7,000 = 5% X $140,000, assuming your Benefit Base is still $140,000).

Example 3a: Assume Example 1 is continued and the first withdrawal, equal to $4,000, is made during the first Benefit Year.

The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).

The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).

The Benefit Payment is unchanged and remains $4,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 3b: Assume Example 1 is continued and the first withdrawal, equal to $5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).

The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% x current Benefit Base (5% X $100,000 = $5,000).

The Benefit Payment remains $5,000 after withdrawal.

                              105     PROSPECTUS

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 3c: Assume Example 1 is continued and the first withdrawal, equal to $6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).

The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).

Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% X current Benefit Base (6% X $100,000 = $6,000).

The Benefit Payment remains $6,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).

Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.

Example 4a: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% X $75,000) = $3,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 4b: Assume Example 1 is continued and a withdrawal of $25,000 is made during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries). Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base prior to the withdrawal (5% X $100,000 = $5,000).

The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% X $75,000) = $3,750.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 5: Assume Example 3a is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

                              106     PROSPECTUS

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% X $55,000) = $2,200.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $3,800, which is your prior Benefit Payment ($2,200) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).

The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).

The Benefit Payment is unchanged and remains $3,800.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome For Life Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

Note: The Benefit Payment remains $6,374 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,967.50 = 5% X $159,350, assuming your Benefit Base is still $159,350).

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome For Life Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

                              107     PROSPECTUS

The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

                              108     PROSPECTUS

APPENDIX K - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix K presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

In addition, no Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.


The Allstate Variable Annuity Contracts, the Allstate Variable Annuity-L Share Contracts and all available Benefit Options were first offered on May 1, 2003. All of the Variable Sub-Accounts shown below were first offered under the Contracts on May 1, 2003 except for the AIM V.I. Mid Cap Core Equity--Series II Sub-Account, FTVIP Franklin High Income Securities--Class 2 Sub-Account, FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Mutual Shares Securities--Class 2 Sub-Account, and FTVIP Templeton Foreign Securities--Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein VPS International Value--Class B Sub-Account, the AllianceBernstein VPS Utility Income--Class B Sub-Account, the AllianceBernstein VPS Value--Class B Sub-Account, the Fidelity VIP Contrafund--Service Class 2 Sub-Account, the Fidelity VIP Growth & Income--Service Class 2 Sub-Account, the Fidelity VIP High Income--Service Class 2 Sub-Account, the Fidelity VIP Mid Cap--Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities--Class 2 Sub-Account, the FTVIP Mutual Global Discovery Securities Fund--Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Growth and Income Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value--Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity--Series II Sub-Account, the Fidelity VIP Money Market--Service Class 2 Sub-Account, the PIMCO VIT CommodityRealReturn Strategy--Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond--Advisor Shares Sub-Account, PIMCO VIT Real Return--Advisor Shares Sub-Account, PIMCO VIT Total Return--Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006 and the Putnam VT Equity Income Fund--Class IB Sub-Account which was first offered under the Contracts on February 13, 2009. The name of the following Sub-Accounts changed since December 31, 2009. The name shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2009:



           SUB-ACCOUNT NAME AS OF DECEMBER 31, 2009
(AS APPEARS IN THE FOLLOWING TABLES OF ACCUMULATION UNIT VALUES)       SUB-ACCOUNT NAME AS OF MAY 1, 2010
---------------------------------------------------------------------------------------------------------------
           AIM V.I. Basic Value - Series II                       Invesco V.I. Basic Value - Series II
           AIM V.I. Core Equity - Series II                       Invesco V.I. Core Equity - Series II
           AIM V.I. Mid Cap Core Equity - Series II               Invesco V.I. Mid Cap Core Equity - Series II
           AIM V.I. Capital Appreciation - Series II              Invesco V.I. Capital Appreciation - Series II
           Goldman Sachs VIT Growth and Income Fund               Goldman Sachs VIT Large Cap Value Fund



On April 24, 2009, the Morgan Stanley VIS Global Advantage Portfolio--Class Y liquidated and the Sub-Account is no longer available for investment. However, accumulation unit values for the Sub-Account are included in the tables below because the Sub-Account was available during part of the period ending December 31, 2009.


                              109     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1




                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $12.234       24,578
                                                                  2004       $12.234      $13.583       35,573
                                                                  2005       $13.583      $16.455       37,997
                                                                  2006       $16.455      $17.484       37,633
                                                                  2007       $17.484      $20.603       35,654
                                                                  2008       $20.603      $10.372       34,174
                                                                  2009       $10.372      $17.308       37,731
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $12.260      237,797
                                                                  2004       $12.260      $13.095      556,690
                                                                  2005       $13.095      $13.619      590,383
                                                                  2006       $13.619      $14.900      513,182
                                                                  2007       $14.900      $15.280      433,504
                                                                  2008       $15.280       $9.584      394,305
                                                                  2009        $9.584      $11.725      311,712
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $11.884      180,194
                                                                  2004       $11.884      $13.005      463,438
                                                                  2005       $13.005      $15.136      529,631
                                                                  2006       $15.136      $15.526      475,152
                                                                  2007       $15.526      $18.273      433,093
                                                                  2008       $18.273       $9.425      414,460
                                                                  2009        $9.425      $15.895      310,698
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $12.690       65,859
                                                                  2004       $12.690      $14.090      102,460
                                                                  2005       $14.090      $15.071       94,898
                                                                  2006       $15.071      $19.322       90,663
                                                                  2007       $19.322      $21.998       81,637
                                                                  2008       $21.998      $12.411       71,612
                                                                  2009       $12.411      $15.609       63,468
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $12.603       10,209
                                                                  2004       $12.603      $13.968       19,661
                                                                  2005       $13.968      $14.677       18,678
                                                                  2006       $14.677      $17.147       17,635
                                                                  2007       $17.147      $19.748       13,437
                                                                  2008       $19.748      $10.924       12,351
                                                                  2009       $10.924      $10.445            0
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $12.971      150,827
                                                                  2004       $12.971      $14.679      331,007
                                                                  2005       $14.679      $15.385      355,868
                                                                  2006       $15.385      $18.468      304,398
                                                                  2007       $18.468      $19.462      274,405
                                                                  2008       $19.462      $11.317      240,021
                                                                  2009       $11.317      $12.972      199,739


                              110     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO--CLASS Y
                                                            2003       $10.000      $11.331        95,060
                                                            2004       $11.331      $12.255       191,354
                                                            2005       $12.255      $12.330       181,345
                                                            2006       $12.330      $13.268       165,461
                                                            2007       $13.268      $13.607       142,464
                                                            2008       $13.607      $10.315       111,487
                                                            2009       $10.315      $14.690        90,257
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO--CLASS Y
                                                            2003       $10.000      $11.666        83,633
                                                            2004       $11.666      $12.750       132,998
                                                            2005       $12.750      $13.430       130,194
                                                            2006       $13.430      $15.108       112,840
                                                            2007       $15.108      $15.339        84,148
                                                            2008       $15.339      $11.137        66,790
                                                            2009       $11.137      $13.731        59,867
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS Y
                                                            2003       $10.000      $10.311       285,576
                                                            2004       $10.311      $10.694     1,071,611
                                                            2005       $10.694      $10.881     2,234,712
                                                            2006       $10.881      $11.315     2,686,693
                                                            2007       $11.315      $11.808     2,527,529
                                                            2008       $11.808      $10.594     1,986,494
                                                            2009       $10.594      $12.789     1,790,282
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS Y
                                                            2003       $10.000      $10.018       337,847
                                                            2004       $10.018      $10.005       691,339
                                                            2005       $10.005      $10.025     1,064,766
                                                            2006       $10.025      $10.295     1,070,500
                                                            2007       $10.295      $10.446       951,430
                                                            2008       $10.446       $8.742       779,527
                                                            2009        $8.742       $9.109       716,650
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS Y
                                                            2003       $10.000       $9.936       184,536
                                                            2004        $9.936       $9.868       812,228
                                                            2005        $9.868       $9.988     1,150,064
                                                            2006        $9.988      $10.289     1,226,200
                                                            2007       $10.289      $10.629     1,227,382
                                                            2008       $10.629      $10.723     1,158,126
                                                            2009       $10.723      $10.586     1,026,288
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO--CLASS Y
                                                            2003       $10.000      $12.114       380,784
                                                            2004       $12.114      $13.188       779,233
                                                            2005       $13.188      $13.596     1,205,985
                                                            2006       $13.596      $15.462     1,252,976
                                                            2007       $15.462      $16.026     1,151,976
                                                            2008       $16.026       $9.923     1,135,623
                                                            2009        $9.923      $12.348     1,011,779


                              111     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $12.034      156,369
                                                                  2004       $12.034      $13.080      290,870
                                                                  2005       $13.080      $13.953      341,132
                                                                  2006       $13.953      $15.805      321,608
                                                                  2007       $15.805      $16.907      283,081
                                                                  2008       $16.907      $12.650      228,394
                                                                  2009       $12.650      $14.914      237,057
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $11.505       30,741
                                                                  2004       $11.505      $13.660       45,533
                                                                  2005       $13.660      $15.420       95,239
                                                                  2006       $15.420      $18.270       90,617
                                                                  2007       $18.270      $21.647       86,092
                                                                  2008       $21.647      $14.221       80,258
                                                                  2009       $14.221      $16.681       44,277
----------------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                                  2003       $10.000      $11.319       32,114
                                                                  2004       $11.319      $12.299      141,903
                                                                  2005       $12.299      $13.614      159,451
                                                                  2006       $13.614      $14.891      158,346
                                                                  2007       $14.891      $15.638      147,971
                                                                  2008       $15.638      $13.124      121,506
                                                                  2009       $13.124      $16.856      109,210
----------------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                                                  2003       $10.000      $14.912       35,093
                                                                  2004       $14.912      $18.105      100,831
                                                                  2005       $18.105      $23.907      166,567
                                                                  2006       $23.907      $32.371      223,116
                                                                  2007       $32.371      $44.878      201,793
                                                                  2008       $44.878      $19.162      160,087
                                                                  2009       $19.162      $32.178      142,501
----------------------------------------------------------------------------------------------------------------
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                                                  2003       $10.000      $11.622      125,143
                                                                  2004       $11.622      $12.793      215,383
                                                                  2005       $12.793      $13.561      424,921
                                                                  2006       $13.561      $15.070      488,356
                                                                  2007       $15.070      $15.374      463,892
                                                                  2008       $15.374      $11.734      366,052
                                                                  2009       $11.734      $14.187      339,381
----------------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                                  2003       $10.000      $11.715      121,087
                                                                  2004       $11.715      $12.423      179,761
                                                                  2005       $12.423      $14.161      189,322
                                                                  2006       $14.161      $14.512      176,167
                                                                  2007       $14.512      $17.427      199,929
                                                                  2008       $17.427       $8.713      135,126
                                                                  2009        $8.713      $14.203      117,702


                              112     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                         2003       $10.000      $12.251       91,178
                                                         2004       $12.251      $13.637      311,486
                                                         2005       $13.637      $15.073      581,451
                                                         2006       $15.073      $18.080      726,809
                                                         2007       $18.080      $19.591      683,552
                                                         2008       $19.591      $13.741      578,764
                                                         2009       $13.741      $17.574      497,576
-------------------------------------------------------------------------------------------------------
UIF INTERNATIONAL GROWTH EQUITY PORTFOLIO, CLASS II
                                                         2006       $10.000      $10.761       66,650
                                                         2007       $10.761      $12.136       72,239
                                                         2008       $12.136       $6.166       96,162
                                                         2009        $6.166       $8.311       86,149
-------------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                                         2003       $10.000      $13.116      104,776
                                                         2004       $13.116      $15.727      190,348
                                                         2005       $15.727      $18.210      270,496
                                                         2006       $18.210      $19.618      310,882
                                                         2007       $19.618      $23.743      294,553
                                                         2008       $23.743      $12.464      267,442
                                                         2009       $12.464      $19.361      207,754
-------------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                         2003       $10.000      $13.621      104,846
                                                         2004       $13.621      $15.993      150,004
                                                         2005       $15.993      $17.821      165,471
                                                         2006       $17.821      $19.674      151,653
                                                         2007       $19.674      $19.994      135,433
                                                         2008       $19.994      $11.755      122,362
                                                         2009       $11.755      $17.016      104,428
-------------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                                         2003       $10.000      $13.408      162,337
                                                         2004       $13.408      $15.158      366,700
                                                         2005       $15.158      $16.781      592,052
                                                         2006       $16.781      $19.981      628,145
                                                         2007       $19.981      $21.249      569,614
                                                         2008       $21.249      $12.287      535,515
                                                         2009       $12.287      $16.878      440,565
-------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                         2003       $10.000      $12.785       95,259
                                                         2004       $12.785      $17.172      267,480
                                                         2005       $17.172      $19.791      385,379
                                                         2006       $19.791      $26.896      379,250
                                                         2007       $26.896      $21.962      330,940
                                                         2008       $21.962      $13.428      286,772
                                                         2009       $13.428      $17.032      246,512


                              113     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                          2003       $10.000      $12.864        64,393
                                                          2004       $12.864      $14.589        91,273
                                                          2005       $14.589      $16.001        90,402
                                                          2006       $16.001      $16.573        90,586
                                                          2007       $16.573      $19.237        81,088
                                                          2008       $19.237      $10.095        75,417
                                                          2009       $10.095      $15.583        70,514
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                          2003       $10.000      $12.525       611,638
                                                          2004       $12.525      $14.519     1,368,363
                                                          2005       $14.519      $14.921     2,024,042
                                                          2006       $14.921      $17.092     2,064,458
                                                          2007       $17.092      $16.478     1,899,584
                                                          2008       $16.478      $10.442     1,630,400
                                                          2009       $10.442      $13.235     1,426,710
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                          2003       $10.000      $11.853       105,623
                                                          2004       $11.853      $12.493       143,473
                                                          2005       $12.493      $13.275       181,523
                                                          2006       $13.275      $13.448       174,613
                                                          2007       $13.448      $15.483       157,178
                                                          2008       $15.483       $7.777       145,869
                                                          2009        $7.777      $12.715       140,339
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                          2003       $10.000      $12.423       346,255
                                                          2004       $12.423      $13.994       706,160
                                                          2005       $13.994      $15.157       998,766
                                                          2006       $15.157      $17.352     1,008,188
                                                          2007       $17.352      $17.559       900,886
                                                          2008       $17.559      $11.750       780,887
                                                          2009       $11.750      $14.394       719,108
--------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND--SERIES II
                                                          2003       $10.000      $12.922        93,006
                                                          2004       $12.922      $14.138       197,926
                                                          2005       $14.138      $14.713       205,195
                                                          2006       $14.713      $16.404       175,011
                                                          2007       $16.404      $16.412       160,793
                                                          2008       $16.412       $7.791       177,479
                                                          2009        $7.791      $11.363       148,519


                              114     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND--SERIES II
                                                                  2003       $10.000      $12.268       41,151
                                                                  2004       $12.268      $12.876       74,440
                                                                  2005       $12.876      $13.801       78,672
                                                                  2006       $13.801      $14.449       66,299
                                                                  2007       $14.449      $15.935       62,808
                                                                  2008       $15.935       $9.024       55,950
                                                                  2009        $9.024      $10.753       53,464
----------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND--SERIES II
                                                                  2006       $10.000      $10.804       59,634
                                                                  2007       $10.804      $11.504       52,025
                                                                  2008       $11.504       $7.913       49,165
                                                                  2009        $7.913       $9.996       44,333
----------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                                  2004       $10.000      $10.826       41,968
                                                                  2005       $10.826      $11.463       87,736
                                                                  2006       $11.463      $12.559       75,209
                                                                  2007       $12.559      $13.547       66,771
                                                                  2008       $13.547       $9.537       63,651
                                                                  2009        $9.537      $12.224       58,380
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                                  2003       $10.000      $12.313      186,043
                                                                  2004       $12.313      $13.518      415,731
                                                                  2005       $13.518      $13.957      444,440
                                                                  2006       $13.957      $16.118      392,648
                                                                  2007       $16.118      $16.682      336,404
                                                                  2008       $16.682       $9.766      303,800
                                                                  2009        $9.766      $11.601      269,512
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                                  2003       $10.000      $12.479       84,678
                                                                  2004       $12.479      $14.108      170,808
                                                                  2005       $14.108      $15.547      369,989
                                                                  2006       $15.547      $15.157      387,737
                                                                  2007       $15.157      $16.855      356,669
                                                                  2008       $16.855       $9.550      305,855
                                                                  2009        $9.550      $12.525      289,591
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO--CLASS B
                                                                  2005       $10.000      $11.902      347,354
                                                                  2006       $11.902      $15.875      662,259
                                                                  2007       $15.875      $16.544      645,090
                                                                  2008       $16.544       $7.629      670,721
                                                                  2009        $7.629      $10.118      567,122


                              115     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                                  2003       $10.000      $11.511       61,318
                                                                  2004       $11.511      $12.311      104,368
                                                                  2005       $12.311      $13.956      129,269
                                                                  2006       $13.956      $13.688      116,723
                                                                  2007       $13.688      $15.350      109,489
                                                                  2008       $15.350       $9.118       91,770
                                                                  2009        $9.118      $12.341       77,990
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO--CLASS B
                                                                  2003       $10.000      $13.642      128,236
                                                                  2004       $13.642      $16.034      220,201
                                                                  2005       $16.034      $16.877      394,485
                                                                  2006       $16.877      $19.026      422,123
                                                                  2007       $19.026      $19.066      377,632
                                                                  2008       $19.066      $12.092      342,681
                                                                  2009       $12.092      $17.028      285,949
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO--CLASS B
                                                                  2005       $10.000      $10.978       46,526
                                                                  2006       $10.978      $13.383       85,825
                                                                  2007       $13.383      $16.121       86,127
                                                                  2008       $16.121      $10.064       59,080
                                                                  2009       $10.064      $10.904            0
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO--CLASS B
                                                                  2005       $10.000      $10.757       58,921
                                                                  2006       $10.757      $12.852      107,014
                                                                  2007       $12.852      $12.157       92,965
                                                                  2008       $12.157       $7.078       73,569
                                                                  2009        $7.078       $8.456       67,766
----------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                                  2005       $10.000      $11.917      557,027
                                                                  2006       $11.917      $13.108      934,340
                                                                  2007       $13.108      $15.177      953,870
                                                                  2008       $15.177       $8.586      906,812
                                                                  2009        $8.586      $11.481      842,828
----------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO--SERVICE CLASS 2
                                                                  2005       $10.000      $11.114      148,705
                                                                  2006       $11.114      $12.382      257,982
                                                                  2007       $12.382      $13.670      244,669
                                                                  2008       $13.670       $7.840      250,198
                                                                  2009        $7.840       $9.830      230,522
----------------------------------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME PORTFOLIO--SERVICE CLASS 2
                                                                  2005       $10.000      $10.498      130,227
                                                                  2006       $10.498      $11.506      227,510
                                                                  2007       $11.506      $11.645      234,374
                                                                  2008       $11.645       $8.605      210,481
                                                                  2009        $8.605      $12.186      179,059


                              116     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                               2005       $10.000      $12.136      226,223
                                                               2006       $12.136      $13.466      356,831
                                                               2007       $13.466      $15.330      369,677
                                                               2008       $15.330       $9.139      324,260
                                                               2009        $9.139      $12.607      321,406
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                               2006       $10.000      $10.235      114,860
                                                               2007       $10.235      $10.603      159,940
                                                               2008       $10.603      $10.755      520,911
                                                               2009       $10.755      $10.667      464,222
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND--CLASS 2
                                                               2005       $10.000      $11.178       40,690
                                                               2006       $11.178      $11.608       94,418
                                                               2007       $11.608      $13.099       92,942
                                                               2008       $13.099       $8.364       90,854
                                                               2009        $8.364      $10.978       87,018
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $10.717      126,010
                                                               2005       $10.717      $10.930      201,704
                                                               2006       $10.930      $11.800      182,881
                                                               2007       $11.800      $11.963      173,502
                                                               2008       $11.963       $9.048      157,840
                                                               2009        $9.048      $12.745      126,761
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.263      117,847
                                                               2005       $11.263      $11.297      701,458
                                                               2006       $11.297      $13.185      908,698
                                                               2007       $13.185      $13.503      885,514
                                                               2008       $13.503       $9.376      810,005
                                                               2009        $9.376      $12.550      729,159
-------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND--CLASS 2
                                                               2005       $10.000      $11.405       76,341
                                                               2006       $11.405      $13.854      155,329
                                                               2007       $13.854      $15.294      183,230
                                                               2008       $15.294      $10.801      172,918
                                                               2009       $10.801      $13.148      162,316
-------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $10.974       89,975
                                                               2005       $10.974      $11.976      415,887
                                                               2006       $11.976      $13.995      488,856
                                                               2007       $13.995      $14.294      445,687
                                                               2008       $14.294       $8.874      404,303
                                                               2009        $8.874      $11.041      333,595


                              117     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                                  2004       $10.000      $11.543       91,246
                                                                  2005       $11.543      $12.553      664,497
                                                                  2006       $12.553      $15.049      828,191
                                                                  2007       $15.049      $17.150      745,295
                                                                  2008       $17.150      $10.093      641,464
                                                                  2009       $10.093      $13.653      575,128
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT GROWTH AND INCOME FUND
                                                                  2005       $10.000      $10.546      109,697
                                                                  2006       $10.546      $12.766      149,560
                                                                  2007       $12.766      $12.633      161,324
                                                                  2008       $12.633       $8.266      137,300
                                                                  2009        $8.266       $9.654      160,660
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                                                  2005       $10.000      $11.401      203,640
                                                                  2006       $11.401      $13.074      222,560
                                                                  2007       $13.074      $13.247      203,257
                                                                  2008       $13.247       $8.275      163,375
                                                                  2009        $8.275      $10.876      148,557
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                                                  2005       $10.000      $11.367      347,710
                                                                  2006       $11.367      $12.598      450,996
                                                                  2007       $12.598      $10.356      463,960
                                                                  2008       $10.356       $6.763      422,890
                                                                  2009        $6.763       $8.523      384,856
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                                                  2005       $10.000      $11.295      154,801
                                                                  2006       $11.295      $12.587      252,665
                                                                  2007       $12.587      $12.132      262,920
                                                                  2008       $12.132       $7.600      251,425
                                                                  2009        $7.600       $9.089      221,142
----------------------------------------------------------------------------------------------------------------
PIMCO VIT COMMODITYREALRETURN TM STRATEGY PORTFOLIO--ADVISOR
 SHARES
                                                                  2006       $10.000       $9.517       40,712
                                                                  2007        $9.517      $11.567       50,173
                                                                  2008       $11.567       $6.411       51,624
                                                                  2009        $6.411       $8.961       76,870
----------------------------------------------------------------------------------------------------------------
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO--ADVISOR SHARES
                                                                  2006       $10.000      $10.732       10,024
                                                                  2007       $10.732      $11.200       13,492
                                                                  2008       $11.200       $9.434       13,090
                                                                  2009        $9.434      $12.149       20,723
----------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADVISOR SHARES
                                                                  2006       $10.000      $10.146       37,825
                                                                  2007       $10.146      $11.073       71,055
                                                                  2008       $11.073      $10.151      126,069
                                                                  2009       $10.151      $11.851      203,245


                              118     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADVISOR SHARES
                                                          2006       $10.000      $10.329      311,062
                                                          2007       $10.329      $11.077      456,710
                                                          2008       $11.077      $11.450      458,173
                                                          2009       $11.450      $12.880      652,330
--------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                          2003       $10.000      $11.342       59,242
                                                          2004       $11.342      $12.114       89,594
                                                          2005       $12.114      $12.437      105,484
                                                          2006       $12.437      $13.740       97,467
                                                          2007       $13.740      $13.692       92,913
                                                          2008       $13.692       $8.011       71,820
                                                          2009        $8.011       $9.934       65,216
--------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                          2003       $10.000      $12.318        8,159
                                                          2004       $12.318      $13.510       83,914
                                                          2005       $13.510      $14.034       93,677
                                                          2006       $14.034      $16.057       80,043
                                                          2007       $16.057      $14.892       74,546
                                                          2008       $14.892       $9.011       72,093
                                                          2009        $9.011      $11.547       54,941
--------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                          2003       $10.000      $12.688       71,672
                                                          2004       $12.688      $14.553      165,086
                                                          2005       $14.553      $16.118      239,237
                                                          2006       $16.118      $20.321      238,989
                                                          2007       $20.321      $21.736      222,845
                                                          2008       $21.736      $12.025      193,760
                                                          2009       $12.025      $14.794      172,893
--------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                          2003       $10.000      $12.184        8,159
                                                          2004       $12.184      $13.547        5,886
                                                          2005       $13.547      $14.550        4,547
                                                          2006       $14.550      $16.364        3,355
                                                          2007       $16.364      $15.317        3,106
                                                          2008       $15.317       $9.140        2,276
                                                          2009        $9.140      $11.803        2,256
--------------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                          2005       $10.000      $10.948      254,363
                                                          2006       $10.948      $12.538      372,360
                                                          2007       $12.538      $11.770      355,677
                                                          2008       $11.770       $6.418      365,722
                                                          2009        $6.418       $6.045            0


                              119     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1



                                                                                Number of
                                                     Accumulation Accumulation    Units
                                        For the Year  Unit Value   Unit Value  Outstanding
                                           Ending    at Beginning    at End      at End
Sub-Accounts                            December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                            2003       $10.000      $11.752       63,955
                                            2004       $11.752      $12.184      135,230
                                            2005       $12.184      $12.712      164,024
                                            2006       $12.712      $13.230      169,816
                                            2007       $13.230      $13.780      155,642
                                            2008       $13.780       $8.565      145,665
                                            2009        $8.565      $13.856      135,902
------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                            2009       $10.000       $8.191      321,699



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administration expense charge of 0.19%.


                              120     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION
      OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS Y
                                                                 2003       $10.000      $12.159         189
                                                                 2004       $12.159      $13.377         951
                                                                 2005       $13.377      $16.058         951
                                                                 2006       $16.058      $16.908         951
                                                                 2007       $16.908      $19.741         951
                                                                 2008       $19.741       $9.847         951
                                                                 2009        $9.847      $16.283         762
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO--CLASS Y
                                                                 2003       $10.000      $12.185      20,116
                                                                 2004       $12.185      $12.897      18,199
                                                                 2005       $12.897      $13.291      22,604
                                                                 2006       $13.291      $14.408      20,625
                                                                 2007       $14.408      $14.641      19,418
                                                                 2008       $14.641       $9.099      13,916
                                                                 2009        $9.099      $11.030       8,360
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO--CLASS Y
                                                                 2003       $10.000      $11.812      22,754
                                                                 2004       $11.812      $12.808      25,327
                                                                 2005       $12.808      $14.771      23,766
                                                                 2006       $14.771      $15.014      22,872
                                                                 2007       $15.014      $17.509      19,501
                                                                 2008       $17.509       $8.948      10,965
                                                                 2009        $8.948      $14.953      10,337
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS Y
                                                                 2003       $10.000      $12.613       3,061
                                                                 2004       $12.613      $13.877       3,942
                                                                 2005       $13.877      $14.708       3,940
                                                                 2006       $14.708      $18.685       3,935
                                                                 2007       $18.685      $21.078       3,931
                                                                 2008       $21.078      $11.783       3,926
                                                                 2009       $11.783      $14.684       3,494
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS Y
                                                                 2003       $10.000      $12.526         979
                                                                 2004       $12.526      $13.757           0
                                                                 2005       $13.757      $14.323           0
                                                                 2006       $14.323      $16.581           0
                                                                 2007       $16.581      $18.922           0
                                                                 2008       $18.922      $10.371           0
                                                                 2009       $10.371       $9.888           0


                              121     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION
      OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $12.892       5,234
                                                                  2004       $12.892      $14.457      11,314
                                                                  2005       $14.457      $15.014      12,341
                                                                  2006       $15.014      $17.859      11,659
                                                                  2007       $17.859      $18.647      11,536
                                                                  2008       $18.647      $10.745      11,196
                                                                  2009       $10.745      $12.203       7,090
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $11.262       5,624
                                                                  2004       $11.262      $12.069       5,399
                                                                  2005       $12.069      $12.033       7,464
                                                                  2006       $12.033      $12.830       7,040
                                                                  2007       $12.830      $13.037       6,708
                                                                  2008       $13.037       $9.794       6,374
                                                                  2009        $9.794      $13.820       1,346
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $11.595         388
                                                                  2004       $11.595      $12.556         388
                                                                  2005       $12.556      $13.106       6,319
                                                                  2006       $13.106      $14.610       5,300
                                                                  2007       $14.610      $14.697       4,876
                                                                  2008       $14.697      $10.574       4,428
                                                                  2009       $10.574      $12.917           0
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $10.248      36,354
                                                                  2004       $10.248      $10.532      31,834
                                                                  2005       $10.532      $10.619      50,822
                                                                  2006       $10.619      $10.942      41,532
                                                                  2007       $10.942      $11.314      42,065
                                                                  2008       $11.314      $10.058      22,447
                                                                  2009       $10.058      $12.031      17,766
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS Y
                                                                  2003       $10.000       $9.957      22,303
                                                                  2004        $9.957       $9.853      25,373
                                                                  2005        $9.853       $9.783      23,571
                                                                  2006        $9.783       $9.955      22,489
                                                                  2007        $9.955      $10.008      21,727
                                                                  2008       $10.008       $8.300      18,154
                                                                  2009        $8.300       $8.569       1,103


                              122     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION
      OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS Y
                                                                  2003       $10.000       $9.875       45,906
                                                                  2004        $9.875       $9.719      100,138
                                                                  2005        $9.719       $9.747      106,824
                                                                  2006        $9.747       $9.950      102,072
                                                                  2007        $9.950      $10.185        9,365
                                                                  2008       $10.185      $10.180        6,937
                                                                  2009       $10.180       $9.959       20,745
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $12.040       15,094
                                                                  2004       $12.040      $12.988       15,844
                                                                  2005       $12.988      $13.268       23,949
                                                                  2006       $13.268      $14.953       22,947
                                                                  2007       $14.953      $15.355       28,701
                                                                  2008       $15.355       $9.421       28,554
                                                                  2009        $9.421      $11.617       26,320
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $11.961       14,926
                                                                  2004       $11.961      $12.882       15,995
                                                                  2005       $12.882      $13.617       13,820
                                                                  2006       $13.617      $15.284       12,721
                                                                  2007       $15.284      $16.199       11,588
                                                                  2008       $16.199      $12.010        2,185
                                                                  2009       $12.010      $14.030        1,977
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $11.435        1,101
                                                                  2004       $11.435      $13.453        1,096
                                                                  2005       $13.453      $15.048        1,052
                                                                  2006       $15.048      $17.668        1,007
                                                                  2007       $17.668      $20.742          962
                                                                  2008       $20.742      $13.501          894
                                                                  2009       $13.501      $15.693           48
----------------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                                  2003       $10.000      $11.250       15,238
                                                                  2004       $11.250      $12.113          793
                                                                  2005       $12.113      $13.286          676
                                                                  2006       $13.286      $14.400          593
                                                                  2007       $14.400      $14.984          508
                                                                  2008       $14.984      $12.460          409
                                                                  2009       $12.460      $15.857            0


                              123     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION
      OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                                         2003       $10.000      $14.821      12,008
                                                         2004       $14.821      $17.831         578
                                                         2005       $17.831      $23.331       1,273
                                                         2006       $23.331      $31.304       1,273
                                                         2007       $31.304      $43.002       1,297
                                                         2008       $43.002      $18.193         833
                                                         2009       $18.193      $30.272         830
-------------------------------------------------------------------------------------------------------
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                                         2003       $10.000      $11.551       4,382
                                                         2004       $11.551      $12.599       8,845
                                                         2005       $12.599      $13.234       7,060
                                                         2006       $13.234      $14.573       7,902
                                                         2007       $14.573      $14.731       5,965
                                                         2008       $14.731      $11.140         776
                                                         2009       $11.140      $13.347         768
-------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                         2003       $10.000      $11.643         732
                                                         2004       $11.643      $12.234       1,444
                                                         2005       $12.234      $13.820       2,590
                                                         2006       $13.820      $14.033       2,582
                                                         2007       $14.033      $16.697       2,573
                                                         2008       $16.697       $8.272       2,559
                                                         2009        $8.272      $13.362       1,640
-------------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                         2003       $10.000      $12.176       1,170
                                                         2004       $12.176      $13.430       4,254
                                                         2005       $13.430      $14.710      12,144
                                                         2006       $14.710      $17.484      12,292
                                                         2007       $17.484      $18.771      11,242
                                                         2008       $18.771      $13.046       8,277
                                                         2009       $13.046      $16.533       6,919
-------------------------------------------------------------------------------------------------------
UIF INTERNATIONAL GROWTH EQUITY PORTFOLIO, CLASS II
                                                         2006       $10.000      $10.695           0
                                                         2007       $10.695      $11.951       7,868
                                                         2008       $11.951       $6.017       9,863
                                                         2009        $6.017       $8.036       9,439
-------------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                                         2003       $10.000      $13.036       6,524
                                                         2004       $13.036      $15.489       7,472
                                                         2005       $15.489      $17.772       7,621
                                                         2006       $17.772      $18.972       7,340
                                                         2007       $18.972      $22.750       9,962
                                                         2008       $22.750      $11.833      10,113
                                                         2009       $11.833      $18.214       8,474


                              124     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION
      OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                       2003       $10.000      $13.538      12,094
                                                       2004       $13.538      $15.751       7,725
                                                       2005       $15.751      $17.392       7,880
                                                       2006       $17.392      $19.025       7,706
                                                       2007       $19.025      $19.158       7,661
                                                       2008       $19.158      $11.161       6,513
                                                       2009       $11.161      $16.008       6,542
-----------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                                       2003       $10.000      $13.327      13,892
                                                       2004       $13.327      $14.928       9,406
                                                       2005       $14.928      $16.376      10,565
                                                       2006       $16.376      $19.322      10,421
                                                       2007       $19.322      $20.360      12,160
                                                       2008       $20.360      $11.665      11,195
                                                       2009       $11.665      $15.878       9,150
-----------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                       2003       $10.000      $12.707       2,217
                                                       2004       $12.707      $16.912       7,785
                                                       2005       $16.912      $19.314       8,404
                                                       2006       $19.314      $26.009       7,578
                                                       2007       $26.009      $21.043       7,640
                                                       2008       $21.043      $12.748       6,485
                                                       2009       $12.748      $16.022       1,695
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                       2003       $10.000      $12.785         428
                                                       2004       $12.785      $14.368       1,015
                                                       2005       $14.368      $15.616         429
                                                       2006       $15.616      $16.027         427
                                                       2007       $16.027      $18.433         424
                                                       2008       $18.433       $9.585         216
                                                       2009        $9.585      $14.660           0
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                       2003       $10.000      $12.449      73,598
                                                       2004       $12.449      $14.299      44,257
                                                       2005       $14.299      $14.561      49,881
                                                       2006       $14.561      $16.529      49,325
                                                       2007       $16.529      $15.788      50,066
                                                       2008       $15.788       $9.913      38,421
                                                       2009        $9.913      $12.451      21,619


                              125     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION
      OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                          2003       $10.000      $11.781       7,119
                                                          2004       $11.781      $12.304       5,330
                                                          2005       $12.304      $12.955       4,868
                                                          2006       $12.955      $13.004       4,578
                                                          2007       $13.004      $14.835       4,090
                                                          2008       $14.835       $7.383       2,959
                                                          2009        $7.383      $11.962       1,813
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                          2003       $10.000      $12.347      52,658
                                                          2004       $12.347      $13.782      27,103
                                                          2005       $13.782      $14.792      32,255
                                                          2006       $14.792      $16.780      30,931
                                                          2007       $16.780      $16.825      29,153
                                                          2008       $16.825      $11.155       9,573
                                                          2009       $11.155      $13.541       6,001
--------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND--SERIES II
                                                          2003       $10.000      $12.843       2,967
                                                          2004       $12.843      $13.924       4,311
                                                          2005       $13.924      $14.359       3,964
                                                          2006       $14.359      $15.863       3,935
                                                          2007       $15.863      $15.725       3,632
                                                          2008       $15.725       $7.397       1,439
                                                          2009        $7.397      $10.689         213
--------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND--SERIES II
                                                          2003       $10.000      $12.193       1,401
                                                          2004       $12.193      $12.681         895
                                                          2005       $12.681      $13.468         890
                                                          2006       $13.468      $13.972         885
                                                          2007       $13.972      $15.268         880
                                                          2008       $15.268       $8.567         872
                                                          2009        $8.567      $10.116           0
--------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND--SERIES II
                                                          2006       $10.000      $10.738       8,630
                                                          2007       $10.738      $11.329       8,588
                                                          2008       $11.329       $7.721       8,530
                                                          2009        $7.721       $9.665       8,483
--------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                          2004       $10.000      $10.760           0
                                                          2005       $10.760      $11.290           0
                                                          2006       $11.290      $12.256           0
                                                          2007       $12.256      $13.099           0
                                                          2008       $13.099       $9.137           0
                                                          2009        $9.137      $11.605           0


                              126     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION
      OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                                  2003       $10.000      $12.238      30,085
                                                                  2004       $12.238      $13.313      30,581
                                                                  2005       $13.313      $13.621      32,696
                                                                  2006       $13.621      $15.586      30,707
                                                                  2007       $15.586      $15.984      24,486
                                                                  2008       $15.984       $9.271      20,315
                                                                  2009        $9.271      $10.914      12,376
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                                  2003       $10.000      $12.403       5,243
                                                                  2004       $12.403      $13.894       6,926
                                                                  2005       $13.894      $15.172       6,809
                                                                  2006       $15.172      $14.657       6,796
                                                                  2007       $14.657      $16.149       6,783
                                                                  2008       $16.149       $9.067       6,959
                                                                  2009        $9.067      $11.783       5,803
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO--CLASS B
                                                                  2005       $10.000      $11.829       3,437
                                                                  2006       $11.829      $15.635       3,209
                                                                  2007       $15.635      $16.144      11,918
                                                                  2008       $16.144       $7.376      15,561
                                                                  2009        $7.376       $9.694      16,226
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                                  2003       $10.000      $11.441       5,752
                                                                  2004       $11.441      $12.124      11,686
                                                                  2005       $12.124      $13.620      11,685
                                                                  2006       $13.620      $13.237      11,263
                                                                  2007       $13.237      $14.708      11,262
                                                                  2008       $14.708       $8.657      11,026
                                                                  2009        $8.657      $11.609      11,026
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO--CLASS B
                                                                  2003       $10.000      $13.558       5,419
                                                                  2004       $13.558      $15.791       7,226
                                                                  2005       $15.791      $16.471       7,449
                                                                  2006       $16.471      $18.399       7,250
                                                                  2007       $18.399      $18.269       5,854
                                                                  2008       $18.269      $11.481       4,030
                                                                  2009       $11.481      $16.019       2,222
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO--CLASS B
                                                                  2005       $10.000      $10.911       1,315
                                                                  2006       $10.911      $13.180         293
                                                                  2007       $13.180      $15.732         273
                                                                  2008       $15.732       $9.731       1,452
                                                                  2009        $9.731      $10.473           0


                              127     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION
      OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO--CLASS B
                                                             2005       $10.000      $10.691           0
                                                             2006       $10.691      $12.657           0
                                                             2007       $12.657      $11.863           0
                                                             2008       $11.863       $6.844           0
                                                             2009        $6.844       $8.102           0
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $11.844       6,441
                                                             2006       $11.844      $12.910       6,854
                                                             2007       $12.910      $14.810       5,944
                                                             2008       $14.810       $8.301       3,333
                                                             2009        $8.301      $10.999       8,133
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $11.046         366
                                                             2006       $11.046      $12.194       1,882
                                                             2007       $12.194      $13.340       6,674
                                                             2008       $13.340       $7.580       7,366
                                                             2009        $7.580       $9.417       6,626
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $10.434       3,328
                                                             2006       $10.434      $11.331       2,044
                                                             2007       $11.331      $11.364       1,883
                                                             2008       $11.364       $8.320         764
                                                             2009        $8.320      $11.675         459
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $12.062         290
                                                             2006       $12.062      $13.262         269
                                                             2007       $13.262      $14.959         251
                                                             2008       $14.959       $8.836       1,649
                                                             2009        $8.836      $12.078       2,487
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                             2006       $10.000      $10.172           0
                                                             2007       $10.172      $10.441       4,439
                                                             2008       $10.441      $10.495       8,295
                                                             2009       $10.495      $10.314      18,960
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND--CLASS 2
                                                             2005       $10.000      $11.110           0
                                                             2006       $11.110      $11.432           0
                                                             2007       $11.432      $12.782       5,150
                                                             2008       $12.782       $8.087       5,196
                                                             2009        $8.087      $10.518       5,010


                              128     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION
      OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $10.652       1,781
                                                               2005       $10.652      $10.764       2,337
                                                               2006       $10.764      $11.515       2,364
                                                               2007       $11.515      $11.568       3,061
                                                               2008       $11.568       $8.669       2,025
                                                               2009        $8.669      $12.100       1,670
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.194       1,924
                                                               2005       $11.194      $11.126       2,412
                                                               2006       $11.126      $12.868       2,245
                                                               2007       $12.868      $13.057       1,492
                                                               2008       $13.057       $8.984       1,577
                                                               2009        $8.984      $11.915       3,077
-------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND--CLASS 2
                                                               2005       $10.000      $11.335       3,984
                                                               2006       $11.335      $13.644       3,791
                                                               2007       $13.644      $14.925       3,586
                                                               2008       $14.925      $10.444       3,182
                                                               2009       $10.444      $12.597       1,348
-------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $10.907       7,597
                                                               2005       $10.907      $11.795       8,427
                                                               2006       $11.795      $13.658       8,625
                                                               2007       $13.658      $13.822       8,002
                                                               2008       $13.822       $8.502       7,984
                                                               2009        $8.502      $10.482       2,974
-------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.472           0
                                                               2005       $11.472      $12.363       1,345
                                                               2006       $12.363      $14.686       1,891
                                                               2007       $14.686      $16.583       1,366
                                                               2008       $16.583       $9.670       2,607
                                                               2009        $9.670      $12.962       3,304
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT GROWTH AND INCOME FUND
                                                               2005       $10.000      $10.481         693
                                                               2006       $10.481      $12.573         531
                                                               2007       $12.573      $12.327         551
                                                               2008       $12.327       $7.992         538
                                                               2009        $7.992       $9.249         573


                              129     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION
      OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                                                  2005       $10.000      $11.331           0
                                                                  2006       $11.331      $12.875           0
                                                                  2007       $12.875      $12.926           0
                                                                  2008       $12.926       $8.001           0
                                                                  2009        $8.001      $10.420           0
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                                                  2005       $10.000      $11.298         607
                                                                  2006       $11.298      $12.407       1,238
                                                                  2007       $12.407      $10.106       1,346
                                                                  2008       $10.106       $6.539       2,010
                                                                  2009        $6.539       $8.166       2,421
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                                                  2005       $10.000      $11.226         791
                                                                  2006       $11.226      $12.397       1,419
                                                                  2007       $12.397      $11.839       6,517
                                                                  2008       $11.839       $7.349       6,690
                                                                  2009        $7.349       $8.708       7,054
----------------------------------------------------------------------------------------------------------------
PIMCO VIT COMMODITYREALRETURN TM STRATEGY PORTFOLIO--ADVISOR
 SHARES
                                                                  2006       $10.000       $9.458           0
                                                                  2007        $9.458      $11.391         796
                                                                  2008       $11.391       $6.255       1,548
                                                                  2009        $6.255       $8.664         971
----------------------------------------------------------------------------------------------------------------
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO--ADVISOR SHARES
                                                                  2006       $10.000      $10.666           0
                                                                  2007       $10.666      $11.029           0
                                                                  2008       $11.029       $9.206         502
                                                                  2009        $9.206      $11.747           0
----------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADVISOR SHARES
                                                                  2006       $10.000      $10.084           0
                                                                  2007       $10.084      $10.905         416
                                                                  2008       $10.905       $9.905       5,427
                                                                  2009        $9.905      $11.459       4,137
----------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADVISOR SHARES
                                                                  2006       $10.000      $10.265           0
                                                                  2007       $10.265      $10.908      11,176
                                                                  2008       $10.908      $11.173      14,260
                                                                  2009       $11.173      $12.453      15,405
----------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                                  2003       $10.000      $11.273           0
                                                                  2004       $11.273      $11.931       1,133
                                                                  2005       $11.931      $12.137           0
                                                                  2006       $12.137      $13.287           0
                                                                  2007       $13.287      $13.119           0
                                                                  2008       $13.119       $7.606           0
                                                                  2009        $7.606       $9.346           0


                              130     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION
      OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                   2003       $10.000      $12.243      14,285
                                                   2004       $12.243      $13.306      12,788
                                                   2005       $13.306      $13.695      11,515
                                                   2006       $13.695      $15.528      10,443
                                                   2007       $15.528      $14.269       5,977
                                                   2008       $14.269       $8.555       4,752
                                                   2009        $8.555      $10.863       2,431
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2003       $10.000      $12.611         128
                                                   2004       $12.611      $14.333       2,233
                                                   2005       $14.333      $15.730       1,975
                                                   2006       $15.730      $19.651       1,950
                                                   2007       $19.651      $20.827       1,940
                                                   2008       $20.827      $11.417       1,959
                                                   2009       $11.417      $13.918       1,731
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2003       $10.000      $12.109           0
                                                   2004       $12.109      $13.342           0
                                                   2005       $13.342      $14.199           0
                                                   2006       $14.199      $15.825           0
                                                   2007       $15.825      $14.676           0
                                                   2008       $14.676       $8.678           0
                                                   2009        $8.678      $11.104           0
-------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                   2005       $10.000      $10.881       1,554
                                                   2006       $10.881      $12.348         902
                                                   2007       $12.348      $11.485       5,080
                                                   2008       $11.485       $6.206       6,006
                                                   2009        $6.206       $5.838           0
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2003       $10.000      $11.680       2,470
                                                   2004       $11.680      $11.999       2,601
                                                   2005       $11.999      $12.405       2,052
                                                   2006       $12.405      $12.794       2,064
                                                   2007       $12.794      $13.203         201
                                                   2008       $13.203       $8.131         217
                                                   2009        $8.131      $13.035         174
-------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                   2009       $10.000       $7.847       5,922



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administration expense charge of 0.19%.


                              131     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS Y
                                                                 2003       $10.000      $12.201        6,634
                                                                 2004       $12.201      $13.491       10,689
                                                                 2005       $13.491      $16.278       21,194
                                                                 2006       $16.278      $17.226       26,698
                                                                 2007       $17.226      $20.216       22,494
                                                                 2008       $20.216      $10.136       10,781
                                                                 2009       $10.136      $16.846       11,010
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO--CLASS Y
                                                                 2003       $10.000      $12.227       66,915
                                                                 2004       $12.227      $13.007      240,939
                                                                 2005       $13.007      $13.473      294,781
                                                                 2006       $13.473      $14.680      280,797
                                                                 2007       $14.680      $14.993      171,337
                                                                 2008       $14.993       $9.366      122,838
                                                                 2009        $9.366      $11.412      109,319
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO--CLASS Y
                                                                 2003       $10.000      $11.852       46,977
                                                                 2004       $11.852      $12.918      184,114
                                                                 2005       $12.918      $14.973      279,675
                                                                 2006       $14.973      $15.297      435,170
                                                                 2007       $15.297      $17.930      347,503
                                                                 2008       $17.930       $9.210      282,038
                                                                 2009        $9.210      $15.470      217,547
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS Y
                                                                 2003       $10.000      $12.656       15,404
                                                                 2004       $12.656      $13.995       35,187
                                                                 2005       $13.995      $14.909       39,213
                                                                 2006       $14.909      $19.037       25,159
                                                                 2007       $19.037      $21.585       17,986
                                                                 2008       $21.585      $12.128        8,493
                                                                 2009       $12.128      $15.192        6,505
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS Y
                                                                 2003       $10.000      $12.568       11,186
                                                                 2004       $12.568      $13.874       16,323
                                                                 2005       $13.874      $14.519       16,425
                                                                 2006       $14.519      $16.894       14,916
                                                                 2007       $16.894      $19.377       11,065
                                                                 2008       $19.377      $10.675        8,445
                                                                 2009       $10.675      $10.194            0


                              132     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $12.936        78,822
                                                                  2004       $12.936      $14.580       127,171
                                                                  2005       $14.580      $15.219       144,625
                                                                  2006       $15.219      $18.195       123,985
                                                                  2007       $18.195      $19.096        99,611
                                                                  2008       $19.096      $11.060        73,529
                                                                  2009       $11.060      $12.625        67,838
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $11.301        65,540
                                                                  2004       $11.301      $12.172       163,222
                                                                  2005       $12.172      $12.197       175,113
                                                                  2006       $12.197      $13.072       142,566
                                                                  2007       $13.072      $13.351        93,648
                                                                  2008       $13.351      $10.081        62,827
                                                                  2009       $10.081      $14.298        47,661
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $11.634        21,733
                                                                  2004       $11.634      $12.664        47,530
                                                                  2005       $12.664      $13.285        54,141
                                                                  2006       $13.285      $14.885        49,117
                                                                  2007       $14.885      $15.051        36,595
                                                                  2008       $15.051      $10.884        18,279
                                                                  2009       $10.884      $13.364        15,511
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $10.283       184,686
                                                                  2004       $10.283      $10.622       643,073
                                                                  2005       $10.622      $10.764     1,462,440
                                                                  2006       $10.764      $11.148     1,916,928
                                                                  2007       $11.148      $11.586     1,666,801
                                                                  2008       $11.586      $10.353     1,135,993
                                                                  2009       $10.353      $12.447       990,914
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS Y
                                                                  2003       $10.000       $9.991       206,331
                                                                  2004        $9.991       $9.937       413,637
                                                                  2005        $9.937       $9.917       657,808
                                                                  2006        $9.917      $10.143       667,110
                                                                  2007       $10.143      $10.249       522,713
                                                                  2008       $10.249       $8.543       396,358
                                                                  2009        $8.543       $8.865       347,249


                              133     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS Y
                                                                  2003       $10.000       $9.909      108,929
                                                                  2004        $9.909       $9.802      428,989
                                                                  2005        $9.802       $9.881      701,011
                                                                  2006        $9.881      $10.137      795,045
                                                                  2007       $10.137      $10.430      721,750
                                                                  2008       $10.430      $10.479      651,907
                                                                  2009       $10.479      $10.303      399,239
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $12.081      103,071
                                                                  2004       $12.081      $13.099      207,780
                                                                  2005       $13.099      $13.449      360,938
                                                                  2006       $13.449      $15.234      490,716
                                                                  2007       $15.234      $15.725      473,195
                                                                  2008       $15.725       $9.698      399,210
                                                                  2009        $9.698      $12.018      347,195
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $12.001       70,971
                                                                  2004       $12.001      $12.992      147,140
                                                                  2005       $12.992      $13.803      196,467
                                                                  2006       $13.803      $15.572      247,410
                                                                  2007       $15.572      $16.589      178,415
                                                                  2008       $16.589      $12.362      128,309
                                                                  2009       $12.362      $14.515      104,362
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $11.474        6,583
                                                                  2004       $11.474      $13.568       31,117
                                                                  2005       $13.568      $15.254       42,719
                                                                  2006       $15.254      $18.000       35,485
                                                                  2007       $18.000      $21.241       21,779
                                                                  2008       $21.241      $13.897       14,062
                                                                  2009       $13.897      $16.235       14,827
----------------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                                  2003       $10.000      $11.288        9,598
                                                                  2004       $11.288      $12.216       69,282
                                                                  2005       $12.216      $13.468      111,007
                                                                  2006       $13.468      $14.671       95,830
                                                                  2007       $14.671      $15.344       62,789
                                                                  2008       $15.344      $12.825       38,419
                                                                  2009       $12.825      $16.405       25,051


                              134     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                                         2003       $10.000      $14.872       15,373
                                                         2004       $14.872      $17.983       39,200
                                                         2005       $17.983      $23.650      293,630
                                                         2006       $23.650      $31.893      369,132
                                                         2007       $31.893      $44.036      317,054
                                                         2008       $44.036      $18.726      165,074
                                                         2009       $18.726      $31.319      122,124
-------------------------------------------------------------------------------------------------------
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                                         2003       $10.000      $11.590       31,795
                                                         2004       $11.590      $12.707      121,831
                                                         2005       $12.707      $13.415      355,800
                                                         2006       $13.415      $14.847      514,333
                                                         2007       $14.847      $15.086      413,713
                                                         2008       $15.086      $11.467      270,176
                                                         2009       $11.467      $13.808      201,195
-------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                         2003       $10.000      $11.683       51,300
                                                         2004       $11.683      $12.339      103,097
                                                         2005       $12.339      $14.009      105,569
                                                         2006       $14.009      $14.298       73,771
                                                         2007       $14.298      $17.100       40,684
                                                         2008       $17.100       $8.515       31,807
                                                         2009        $8.515      $13.824       29,106
-------------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                         2003       $10.000      $12.217       64,033
                                                         2004       $12.217      $13.545      234,429
                                                         2005       $13.545      $14.911      673,072
                                                         2006       $14.911      $17.813      953,357
                                                         2007       $17.813      $19.223      887,941
                                                         2008       $19.223      $13.429      700,311
                                                         2009       $13.429      $17.105      580,432
-------------------------------------------------------------------------------------------------------
UIF INTERNATIONAL GROWTH EQUITY PORTFOLIO, CLASS II
                                                         2006       $10.000      $10.731      110,844
                                                         2007       $10.731      $12.054      125,536
                                                         2008       $12.054       $6.100      137,445
                                                         2009        $6.100       $8.188      122,981
-------------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                                         2003       $10.000      $13.080       56,943
                                                         2004       $13.080      $15.621      107,152
                                                         2005       $15.621      $18.015      468,020
                                                         2006       $18.015      $19.329      587,636
                                                         2007       $19.329      $23.297      505,179
                                                         2008       $23.297      $12.180      275,791
                                                         2009       $12.180      $18.844      202,880


                              135     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                       2003       $10.000      $13.584        66,608
                                                       2004       $13.584      $15.885       104,445
                                                       2005       $15.885      $17.630       105,122
                                                       2006       $17.630      $19.384        84,445
                                                       2007       $19.384      $19.619        39,071
                                                       2008       $19.619      $11.488        30,629
                                                       2009       $11.488      $16.562        22,825
-----------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                                       2003       $10.000      $13.372        88,639
                                                       2004       $13.372      $15.056       199,551
                                                       2005       $15.056      $16.600       428,687
                                                       2006       $16.600      $19.686       494,479
                                                       2007       $19.686      $20.850       407,795
                                                       2008       $20.850      $12.007       304,971
                                                       2009       $12.007      $16.427       236,510
-----------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                       2003       $10.000      $12.750        61,183
                                                       2004       $12.750      $17.057       172,705
                                                       2005       $17.057      $19.578       246,519
                                                       2006       $19.578      $26.499       221,922
                                                       2007       $26.499      $21.549       176,152
                                                       2008       $21.549      $13.122       143,148
                                                       2009       $13.122      $16.576       108,273
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                       2003       $10.000      $12.829        14,674
                                                       2004       $12.829      $14.490        22,291
                                                       2005       $14.490      $15.829        23,151
                                                       2006       $15.829      $16.329        22,049
                                                       2007       $16.329      $18.876        13,222
                                                       2008       $18.876       $9.866         7,991
                                                       2009        $9.866      $15.167         4,547
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                       2003       $10.000      $12.491       286,089
                                                       2004       $12.491      $14.421       699,495
                                                       2005       $14.421      $14.760     1,601,297
                                                       2006       $14.760      $16.840     1,655,939
                                                       2007       $16.840      $16.168     1,404,832
                                                       2008       $16.168      $10.204       899,592
                                                       2009       $10.204      $12.881       722,463


                              136     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                          2003       $10.000      $11.821       67,081
                                                          2004       $11.821      $12.409      101,974
                                                          2005       $12.409      $13.132      176,876
                                                          2006       $13.132      $13.249      193,340
                                                          2007       $13.249      $15.192      158,278
                                                          2008       $15.192       $7.600      100,605
                                                          2009        $7.600      $12.376       78,391
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                          2003       $10.000      $12.390      176,200
                                                          2004       $12.390      $13.900      319,496
                                                          2005       $13.900      $14.994      548,723
                                                          2006       $14.994      $17.096      594,846
                                                          2007       $17.096      $17.230      512,719
                                                          2008       $17.230      $11.482      375,128
                                                          2009       $11.482      $14.010      312,086
--------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND--SERIES II
                                                          2003       $10.000      $12.887       29,372
                                                          2004       $12.887      $14.042       99,790
                                                          2005       $14.042      $14.555      111,926
                                                          2006       $14.555      $16.162      105,994
                                                          2007       $16.162      $16.104       77,794
                                                          2008       $16.104       $7.614       77,108
                                                          2009        $7.614      $11.059       68,921
--------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND--SERIES II
                                                          2003       $10.000      $12.234       12,830
                                                          2004       $12.234      $12.789       21,060
                                                          2005       $12.789      $13.652       20,111
                                                          2006       $13.652      $14.235       19,172
                                                          2007       $14.235      $15.635       12,902
                                                          2008       $15.635       $8.819        9,631
                                                          2009        $8.819      $10.466        5,685
--------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND--SERIES II
                                                          2004       $10.000      $10.797       21,750
                                                          2005       $10.797      $11.386       58,290
                                                          2006       $10.000      $10.775       21,343
                                                          2007       $10.775      $11.426       15,644
                                                          2008       $11.426       $7.827        8,455
                                                          2009        $7.827       $9.848       13,233
--------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                          2003       $10.000      $11.753        5,582
                                                          2004       $11.753      $12.189       15,922
                                                          2005       $12.189      $12.626       20,572
                                                          2006       $11.386      $12.424       52,964
                                                          2007       $12.424      $13.346       45,968
                                                          2008       $13.346       $9.357       29,739
                                                          2009        $9.357      $11.946       22,776


                              137     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                                  2003       $10.000      $12.279       54,387
                                                                  2004       $12.279      $13.427      166,492
                                                                  2005       $13.427      $13.807      447,898
                                                                  2006       $13.807      $15.880      413,771
                                                                  2007       $15.880      $16.369      345,766
                                                                  2008       $16.369       $9.543      119,126
                                                                  2009        $9.543      $11.291      103,086
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                                  2003       $10.000      $12.446       28,817
                                                                  2004       $12.446      $14.013       80,635
                                                                  2005       $14.013      $15.380      325,340
                                                                  2006       $15.380      $14.933      424,521
                                                                  2007       $14.933      $16.538      373,318
                                                                  2008       $16.538       $9.333      258,510
                                                                  2009        $9.333      $12.191      182,344
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO--CLASS B
                                                                  2005       $10.000      $11.870      200,944
                                                                  2006       $11.870      $15.768      538,385
                                                                  2007       $15.768      $16.365      527,670
                                                                  2008       $16.365       $7.516      554,744
                                                                  2009        $7.516       $9.928      455,435
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                                  2003       $10.000      $11.480       40,183
                                                                  2004       $11.480      $12.228       66,960
                                                                  2005       $12.228      $13.806       64,208
                                                                  2006       $13.806      $13.486       50,284
                                                                  2007       $13.486      $15.062       26,777
                                                                  2008       $15.062       $8.911       22,011
                                                                  2009        $8.911      $12.011       14,295
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO--CLASS B
                                                                  2003       $10.000      $13.605       46,809
                                                                  2004       $13.605      $15.926      101,345
                                                                  2005       $15.926      $16.696      461,511
                                                                  2006       $16.696      $18.746      547,841
                                                                  2007       $18.746      $18.709      492,368
                                                                  2008       $18.709      $11.817      266,076
                                                                  2009       $11.817      $16.573      194,269
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO--CLASS B
                                                                  2005       $10.000      $10.948       62,544
                                                                  2006       $10.948      $13.293      104,446
                                                                  2007       $13.293      $15.948      105,948
                                                                  2008       $15.948       $9.915       75,031
                                                                  2009        $9.915      $10.711            0


                              138     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO--CLASS B
                                                             2005       $10.000      $10.728        24,330
                                                             2006       $10.728      $12.765        84,687
                                                             2007       $12.765      $12.025        73,715
                                                             2008       $12.025       $6.973        71,808
                                                             2009        $6.973       $8.297        55,919
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $11.885       588,555
                                                             2006       $11.885      $13.020     1,179,793
                                                             2007       $13.020      $15.013     1,070,999
                                                             2008       $15.013       $8.458       834,097
                                                             2009        $8.458      $11.265       684,175
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $11.084       109,025
                                                             2006       $11.084      $12.298       289,123
                                                             2007       $12.298      $13.523       274,217
                                                             2008       $13.523       $7.724       254,479
                                                             2009        $7.724       $9.645       230,339
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $10.470       105,832
                                                             2006       $10.470      $11.428       211,031
                                                             2007       $11.428      $11.520       228,615
                                                             2008       $11.520       $8.478       148,744
                                                             2009        $8.478      $11.957       112,768
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $12.103       146,107
                                                             2006       $12.103      $13.375       305,980
                                                             2007       $13.375      $15.164       279,884
                                                             2008       $15.164       $9.003       190,988
                                                             2009        $9.003      $12.370       158,160
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                             2006       $10.000      $10.207       105,566
                                                             2007       $10.207      $10.531       233,662
                                                             2008       $10.531      $10.639       390,322
                                                             2009       $10.639      $10.509       307,616
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND--CLASS 2
                                                             2005       $10.000      $11.148        40,286
                                                             2006       $11.148      $11.530       133,880
                                                             2007       $11.530      $12.957       141,437
                                                             2008       $12.957       $8.240       128,083
                                                             2009        $8.240      $10.771       112,939


                              139     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $10.688       105,202
                                                               2005       $10.688      $10.856       171,901
                                                               2006       $10.856      $11.673       155,403
                                                               2007       $11.673      $11.786       114,261
                                                               2008       $11.786       $8.878        73,253
                                                               2009        $8.878      $12.455        64,034
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.233        86,915
                                                               2005       $11.233      $11.221       769,097
                                                               2006       $11.221      $13.044     1,446,601
                                                               2007       $13.044      $13.304     1,392,292
                                                               2008       $13.304       $9.200       958,297
                                                               2009        $9.200      $12.264       762,025
-------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND--CLASS 2
                                                               2005       $10.000      $11.374        64,062
                                                               2006       $11.374      $13.760       133,205
                                                               2007       $13.760      $15.129       128,508
                                                               2008       $15.129      $10.641        84,601
                                                               2009       $10.641      $12.901        70,890
-------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $10.944        51,882
                                                               2005       $10.944      $11.896       475,155
                                                               2006       $11.896      $13.845       564,827
                                                               2007       $13.845      $14.083       513,207
                                                               2008       $14.083       $8.707       341,061
                                                               2009        $8.707      $10.790       277,165
-------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.511        36,969
                                                               2005       $11.511      $12.468       860,022
                                                               2006       $12.468      $14.887     1,019,766
                                                               2007       $14.887      $16.896       920,177
                                                               2008       $16.896       $9.903       467,082
                                                               2009        $9.903      $13.342       349,030
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT GROWTH AND INCOME FUND
                                                               2005       $10.000      $10.517        76,141
                                                               2006       $10.517      $12.680       154,410
                                                               2007       $12.680      $12.497       172,441
                                                               2008       $12.497       $8.143       125,940
                                                               2009        $8.143       $9.472       102,650
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                                               2005       $10.000      $11.370       121,130
                                                               2006       $11.370      $12.985       141,849
                                                               2007       $12.985      $13.104       125,334
                                                               2008       $13.104       $8.152        93,609
                                                               2009        $8.152      $10.672        83,346


                              140     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                                                  2005       $10.000      $11.336      303,063
                                                                  2006       $11.336      $12.513      551,622
                                                                  2007       $12.513      $10.244      540,006
                                                                  2008       $10.244       $6.663      417,070
                                                                  2009        $6.663       $8.363      330,031
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                                                  2005       $10.000      $11.265      108,569
                                                                  2006       $11.265      $12.502      255,308
                                                                  2007       $12.502      $12.001      267,974
                                                                  2008       $12.001       $7.488      236,625
                                                                  2009        $7.488       $8.918      199,427
----------------------------------------------------------------------------------------------------------------
PIMCO VIT COMMODITYREALRETURN TM STRATEGY PORTFOLIO--ADVISOR
 SHARES
                                                                  2006       $10.000       $9.491       78,439
                                                                  2007        $9.491      $11.489       78,415
                                                                  2008       $11.489       $6.341       86,439
                                                                  2009        $6.341       $8.829      120,701
----------------------------------------------------------------------------------------------------------------
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO--ADVISOR SHARES
                                                                  2006       $10.000      $10.703       13,419
                                                                  2007       $10.703      $11.124       20,429
                                                                  2008       $11.124       $9.332       24,792
                                                                  2009        $9.332      $11.969       30,425
----------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADVISOR SHARES
                                                                  2006       $10.000      $10.118       56,188
                                                                  2007       $10.118      $10.998      149,722
                                                                  2008       $10.998      $10.041      138,483
                                                                  2009       $10.041      $11.675      117,920
----------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADVISOR SHARES
                                                                  2006       $10.000      $10.300      333,924
                                                                  2007       $10.300      $11.002      541,720
                                                                  2008       $11.002      $11.326      436,998
                                                                  2009       $11.326      $12.689      517,932
----------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                                  2003       $10.000      $11.311       50,397
                                                                  2004       $11.311      $12.033       50,051
                                                                  2005       $12.033      $12.303      295,949
                                                                  2006       $12.303      $13.538       78,718
                                                                  2007       $13.538      $13.435       42,032
                                                                  2008       $13.435       $7.829       30,400
                                                                  2009        $7.829       $9.669       29,381


                              141     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                   2003       $10.000      $12.285       28,104
                                                   2004       $12.285      $13.419       34,565
                                                   2005       $13.419      $13.883       45,145
                                                   2006       $13.883      $15.820       30,417
                                                   2007       $15.820      $14.612       26,162
                                                   2008       $14.612       $8.806       13,522
                                                   2009        $8.806      $11.238       13,276
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2003       $10.000      $12.654       57,292
                                                   2004       $12.654      $14.455      104,567
                                                   2005       $14.455      $15.945      199,020
                                                   2006       $15.945      $20.022      301,515
                                                   2007       $20.022      $21.328      267,807
                                                   2008       $21.328      $11.752      200,134
                                                   2009       $11.752      $14.399      173,859
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2003       $10.000      $12.151        1,120
                                                   2004       $12.151      $13.455        1,114
                                                   2005       $13.455      $14.394        1,108
                                                   2006       $14.394      $16.123          192
                                                   2007       $16.123      $15.030          191
                                                   2008       $15.030       $8.932          189
                                                   2009        $8.932      $11.488          187
-------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                   2005       $10.000      $10.918      162,309
                                                   2006       $10.918      $12.453      324,998
                                                   2007       $12.453      $11.643      289,114
                                                   2008       $11.643       $6.323      250,595
                                                   2009        $6.323       $5.953            0
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2003       $10.000      $11.720       44,404
                                                   2004       $11.720      $12.102       93,142
                                                   2005       $12.102      $12.575      148,490
                                                   2006       $12.575      $13.035      154,681
                                                   2007       $13.035      $13.521      111,462
                                                   2008       $13.521       $8.370       90,140
                                                   2009        $8.370      $13.486       66,820
-------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                   2009       $10.000       $8.037      208,702



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administration expense charge of 0.19%.


                              142     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS Y
                                                                 2003       $10.000      $12.126         975
                                                                 2004       $12.126      $13.286       2,497
                                                                 2005       $13.286      $15.884       2,217
                                                                 2006       $15.884      $16.656       2,744
                                                                 2007       $16.656      $19.367       2,507
                                                                 2008       $19.367       $9.621       2,256
                                                                 2009        $9.621      $15.844       2,047
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO--CLASS Y
                                                                 2003       $10.000      $12.152       9,726
                                                                 2004       $12.152      $12.809      13,250
                                                                 2005       $12.809      $13.147       9,282
                                                                 2006       $13.147      $14.194       8,259
                                                                 2007       $14.194      $14.363       8,238
                                                                 2008       $14.363       $8.890       4,299
                                                                 2009        $8.890      $10.733       4,299
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO--CLASS Y
                                                                 2003       $10.000      $11.780       8,629
                                                                 2004       $11.780      $12.721       6,633
                                                                 2005       $12.721      $14.611       9,698
                                                                 2006       $14.611      $14.791      11,219
                                                                 2007       $14.791      $17.177      10,970
                                                                 2008       $17.177       $8.742       4,936
                                                                 2009        $8.742      $14.550       3,635
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS Y
                                                                 2003       $10.000      $12.579       2,328
                                                                 2004       $12.579      $13.782       3,942
                                                                 2005       $13.782      $14.548       3,757
                                                                 2006       $14.548      $18.407       3,535
                                                                 2007       $18.407      $20.679       1,743
                                                                 2008       $20.679      $11.512       1,800
                                                                 2009       $11.512      $14.288         324
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS Y
                                                                 2003       $10.000      $12.492       1,841
                                                                 2004       $12.492      $13.663       1,851
                                                                 2005       $13.663      $14.168       1,841
                                                                 2006       $14.168      $16.334       1,807
                                                                 2007       $16.334      $18.563       1,798
                                                                 2008       $18.563      $10.133       1,782
                                                                 2009       $10.133       $9.648           0


                              143     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $12.857       5,126
                                                                  2004       $12.857      $14.359      15,771
                                                                  2005       $14.359      $14.851      10,533
                                                                  2006       $14.851      $17.593      11,598
                                                                  2007       $17.593      $18.294      11,832
                                                                  2008       $18.294      $10.498      11,267
                                                                  2009       $10.498      $11.874      10,238
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $11.232       5,462
                                                                  2004       $11.232      $11.987       8,598
                                                                  2005       $11.987      $11.902       7,542
                                                                  2006       $11.902      $12.639       6,543
                                                                  2007       $12.639      $12.790       6,326
                                                                  2008       $12.790       $9.569       4,724
                                                                  2009        $9.569      $13.448       3,327
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $11.563       3,527
                                                                  2004       $11.563      $12.471       4,145
                                                                  2005       $12.471      $12.964       4,121
                                                                  2006       $12.964      $14.392       2,203
                                                                  2007       $14.392      $14.419       2,185
                                                                  2008       $14.419      $10.331         540
                                                                  2009       $10.331      $12.569         537
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $10.220      13,208
                                                                  2004       $10.220      $10.460      30,413
                                                                  2005       $10.460      $10.504      27,233
                                                                  2006       $10.504      $10.779      29,123
                                                                  2007       $10.779      $11.100      28,661
                                                                  2008       $11.100       $9.827      21,062
                                                                  2009        $9.827      $11.707      17,702
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS Y
                                                                  2003       $10.000       $9.930      28,903
                                                                  2004        $9.930       $9.786      45,574
                                                                  2005        $9.786       $9.677      46,747
                                                                  2006        $9.677       $9.807      22,019
                                                                  2007        $9.807       $9.819      21,492
                                                                  2008        $9.819       $8.109      20,130
                                                                  2009        $8.109       $8.338      17,348


                              144     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS Y
                                                                  2003       $10.000       $9.848          34
                                                                  2004        $9.848       $9.652       3,303
                                                                  2005        $9.652       $9.641       3,661
                                                                  2006        $9.641       $9.801      18,115
                                                                  2007        $9.801       $9.992       5,039
                                                                  2008        $9.992       $9.946      11,716
                                                                  2009        $9.946       $9.690      10,603
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $12.007      10,343
                                                                  2004       $12.007      $12.900      11,431
                                                                  2005       $12.900      $13.124      15,174
                                                                  2006       $13.124      $14.730      18,338
                                                                  2007       $14.730      $15.064      15,588
                                                                  2008       $15.064       $9.205      12,007
                                                                  2009        $9.205      $11.303      11,472
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $11.928       4,574
                                                                  2004       $11.928      $12.794      11,396
                                                                  2005       $12.794      $13.469      10,665
                                                                  2006       $13.469      $15.056      13,938
                                                                  2007       $15.056      $15.893      14,434
                                                                  2008       $15.893      $11.734      14,324
                                                                  2009       $11.734      $13.652      13,966
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS Y
                                                                  2003       $10.000      $11.404       4,063
                                                                  2004       $11.404      $13.362       5,082
                                                                  2005       $13.362      $14.885       2,882
                                                                  2006       $14.885      $17.405          87
                                                                  2007       $17.405      $20.349          87
                                                                  2008       $20.349      $13.192          87
                                                                  2009       $13.192      $15.270          87
----------------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                                  2003       $10.000      $11.219         819
                                                                  2004       $11.219      $12.030       1,348
                                                                  2005       $12.030      $13.142       1,248
                                                                  2006       $13.142      $14.186       1,494
                                                                  2007       $14.186      $14.700         694
                                                                  2008       $14.700      $12.174         655
                                                                  2009       $12.174      $15.430         638


                              145     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                             Number of
                                                                  Accumulation Accumulation    Units
                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                         December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                                         2003       $10.000      $14.781           0
                                                         2004       $14.781      $17.709           6
                                                         2005       $17.709      $23.078       1,380
                                                         2006       $23.078      $30.838       2,220
                                                         2007       $30.838      $42.188       3,775
                                                         2008       $42.188      $17.775       2,348
                                                         2009       $17.775      $29.456       1,915
-------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                         2003       $10.000      $11.611       6,422
                                                         2004       $11.611      $12.151       6,273
                                                         2005       $12.151      $13.670       5,131
                                                         2006       $13.670      $13.824       5,492
                                                         2007       $13.824      $16.381       5,417
                                                         2008       $16.381       $8.082       3,843
                                                         2009        $8.082      $13.002       3,774
-------------------------------------------------------------------------------------------------------
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                                         2003       $10.000      $11.519       4,613
                                                         2004       $11.519      $12.514       6,479
                                                         2005       $12.514      $13.090       4,656
                                                         2006       $13.090      $14.356       3,982
                                                         2007       $14.356      $14.452       3,982
                                                         2008       $14.452      $10.884       3,982
                                                         2009       $10.884      $12.987       3,982
-------------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                         2003       $10.000      $12.143       3,320
                                                         2004       $12.143      $13.339       6,166
                                                         2005       $13.339      $14.550       7,995
                                                         2006       $14.550      $17.223       8,811
                                                         2007       $17.223      $18.416      11,096
                                                         2008       $18.416      $12.747       8,184
                                                         2009       $12.747      $16.088      10,354
-------------------------------------------------------------------------------------------------------
UIF INTERNATIONAL GROWTH EQUITY PORTFOLIO, CLASS II
                                                         2006       $10.000      $10.665           0
                                                         2007       $10.665      $11.869       1,317
                                                         2008       $11.869       $5.951       1,300
                                                         2009        $5.951       $7.915       1,164
-------------------------------------------------------------------------------------------------------
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                                         2003       $10.000      $13.000      10,978
                                                         2004       $13.000      $15.384      11,035
                                                         2005       $15.384      $17.579      10,793
                                                         2006       $17.579      $18.689      10,759
                                                         2007       $18.689      $22.319      11,169
                                                         2008       $22.319      $11.562      10,551
                                                         2009       $11.562      $17.723      10,423


                              146     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                           Number of
                                                                Accumulation Accumulation    Units
                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                       December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                       2003       $10.000      $13.501       1,773
                                                       2004       $13.501      $15.644       3,184
                                                       2005       $15.644      $17.203       2,113
                                                       2006       $17.203      $18.742       4,660
                                                       2007       $18.742      $18.795       7,471
                                                       2008       $18.795      $10.904       1,684
                                                       2009       $10.904      $15.577       1,682
-----------------------------------------------------------------------------------------------------
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                                       2003       $10.000      $13.290       9,060
                                                       2004       $13.290      $14.827      15,617
                                                       2005       $14.827      $16.199      13,461
                                                       2006       $16.199      $19.035      12,152
                                                       2007       $19.035      $19.975      11,997
                                                       2008       $19.975      $11.397       9,148
                                                       2009       $11.397      $15.450       9,100
-----------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                       2003       $10.000      $12.672       9,699
                                                       2004       $12.672      $16.797       9,204
                                                       2005       $16.797      $19.105       8,525
                                                       2006       $19.105      $25.622       7,469
                                                       2007       $25.622      $20.644       9,257
                                                       2008       $20.644      $12.456       6,778
                                                       2009       $12.456      $15.590       5,036
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                       2003       $10.000      $12.750       4,072
                                                       2004       $12.750      $14.270       4,072
                                                       2005       $14.270      $15.446       4,218
                                                       2006       $15.446      $15.788       4,206
                                                       2007       $15.788      $18.083       4,220
                                                       2008       $18.083       $9.364       4,072
                                                       2009        $9.364      $14.264       4,072
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                                       2003       $10.000      $12.415      54,058
                                                       2004       $12.415      $14.201      67,986
                                                       2005       $14.201      $14.403      63,782
                                                       2006       $14.403      $16.282      44,758
                                                       2007       $16.282      $15.489      44,340
                                                       2008       $15.489       $9.686      37,134
                                                       2009        $9.686      $12.115      34,739


                              147     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                                          2003       $10.000      $11.749       9,005
                                                          2004       $11.749      $12.220      12,541
                                                          2005       $12.220      $12.814      12,307
                                                          2006       $12.814      $12.811      10,564
                                                          2007       $12.811      $14.554       5,242
                                                          2008       $14.554       $7.213       1,120
                                                          2009        $7.213      $11.639       1,120
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                          2003       $10.000      $12.314      10,194
                                                          2004       $12.314      $13.689      22,591
                                                          2005       $13.689      $14.631      25,043
                                                          2006       $14.631      $16.530      23,686
                                                          2007       $16.530      $16.506      18,625
                                                          2008       $16.506      $10.899      17,211
                                                          2009       $10.899      $13.176      15,190
--------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND--SERIES II
                                                          2003       $10.000      $12.808       7,325
                                                          2004       $12.808      $13.829       7,540
                                                          2005       $13.829      $14.203       7,400
                                                          2006       $14.203      $15.627       6,351
                                                          2007       $15.627      $15.427       4,004
                                                          2008       $15.427       $7.227       2,286
                                                          2009        $7.227      $10.401       2,023
--------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND--SERIES II
                                                          2003       $10.000      $12.160       7,325
                                                          2004       $12.160      $12.595       3,493
                                                          2005       $12.595      $13.322       3,628
                                                          2006       $13.322      $13.764       3,264
                                                          2007       $13.764      $14.979       3,130
                                                          2008       $14.979       $8.371       2,970
                                                          2009        $8.371       $9.843       2,783
--------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                          2004       $10.000      $10.730           0
                                                          2005       $10.730      $11.213           0
                                                          2006       $11.213      $12.123           0
                                                          2007       $12.123      $12.904           0
                                                          2008       $12.904       $8.964           0
                                                          2009        $8.964      $11.339           0
--------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND--SERIES II
                                                          2006       $10.000      $10.709         943
                                                          2007       $10.709      $11.252         852
                                                          2008       $11.252       $7.637         232
                                                          2009        $7.637       $9.520         231


                              148     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                                  2003       $10.000      $12.204       7,429
                                                                  2004       $12.204      $13.222      13,342
                                                                  2005       $13.222      $13.473      17,762
                                                                  2006       $13.473      $15.354      14,584
                                                                  2007       $15.354      $15.681      14,359
                                                                  2008       $15.681       $9.058       9,079
                                                                  2009        $9.058      $10.619       8,892
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                                  2003       $10.000      $12.369       5,816
                                                                  2004       $12.369      $13.800      16,835
                                                                  2005       $13.800      $15.008      10,239
                                                                  2006       $15.008      $14.439      13,771
                                                                  2007       $14.439      $15.843       9,151
                                                                  2008       $15.843       $8.858       7,354
                                                                  2009        $8.858      $11.465       7,307
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO--CLASS B
                                                                  2005       $10.000      $11.797       9,446
                                                                  2006       $11.797      $15.528      15,798
                                                                  2007       $15.528      $15.968      19,309
                                                                  2008       $15.968       $7.266       9,170
                                                                  2009        $7.266       $9.510       4,424
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                                  2003       $10.000      $11.410       3,318
                                                                  2004       $11.410      $12.042       4,534
                                                                  2005       $12.042      $13.472       6,063
                                                                  2006       $13.472      $13.040       6,062
                                                                  2007       $13.040      $14.429       5,877
                                                                  2008       $14.429       $8.458       5,876
                                                                  2009        $8.458      $11.296       4,936
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO--CLASS B
                                                                  2003       $10.000      $13.521       6,234
                                                                  2004       $13.521      $15.684      11,695
                                                                  2005       $15.684      $16.292      12,398
                                                                  2006       $16.292      $18.125      20,551
                                                                  2007       $18.125      $17.923      19,903
                                                                  2008       $17.923      $11.217      11,021
                                                                  2009       $11.217      $15.587       9,368
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO--CLASS B
                                                                  2005       $10.000      $10.881           0
                                                                  2006       $10.881      $13.091       4,381
                                                                  2007       $13.091      $15.560       5,000
                                                                  2008       $15.560       $9.586       4,780
                                                                  2009        $9.586      $10.285           0


                              149     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO--CLASS B
                                                             2005       $10.000      $10.662       1,874
                                                             2006       $10.662      $12.571      20,333
                                                             2007       $12.571      $11.733       3,520
                                                             2008       $11.733       $6.741       2,806
                                                             2009        $6.741       $7.948       2,613
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $11.812       6,639
                                                             2006       $11.812      $12.822      18,110
                                                             2007       $12.822      $14.649      15,101
                                                             2008       $14.649       $8.177       7,743
                                                             2009        $8.177      $10.791       7,100
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $11.016       2,529
                                                             2006       $11.016      $12.111       2,146
                                                             2007       $12.111      $13.194       2,099
                                                             2008       $13.194       $7.467       1,848
                                                             2009        $7.467       $9.239       1,636
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $10.405         249
                                                             2006       $10.405      $11.254           0
                                                             2007       $11.254      $11.240           0
                                                             2008       $11.240       $8.196           0
                                                             2009        $8.196      $11.454           0
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $12.029           0
                                                             2006       $12.029      $13.172       5,260
                                                             2007       $13.172      $14.796       7,956
                                                             2008       $14.796       $8.704       2,971
                                                             2009        $8.704      $11.849       2,770
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                             2006       $10.000      $10.144           0
                                                             2007       $10.144      $10.370       5,931
                                                             2008       $10.370      $10.381       5,928
                                                             2009       $10.381      $10.160       8,066
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND--CLASS 2
                                                             2005       $10.000      $11.079           0
                                                             2006       $11.079      $11.354       3,810
                                                             2007       $11.354      $12.643       3,613
                                                             2008       $12.643       $7.966       3,613
                                                             2009        $7.966      $10.318       2,610


                              150     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $10.623           0
                                                               2005       $10.623      $10.691           0
                                                               2006       $10.691      $11.390           0
                                                               2007       $11.390      $11.395           0
                                                               2008       $11.395       $8.505           0
                                                               2009        $8.505      $11.822       3,600
-------------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.164           0
                                                               2005       $11.164      $11.050      20,756
                                                               2006       $11.050      $12.728      13,478
                                                               2007       $12.728      $12.862      10,456
                                                               2008       $12.862       $8.813       4,438
                                                               2009        $8.813      $11.641       4,218
-------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND--CLASS 2
                                                               2005       $10.000      $11.304           0
                                                               2006       $11.304      $13.551           0
                                                               2007       $13.551      $14.762           0
                                                               2008       $14.762      $10.288           0
                                                               2009       $10.288      $12.358           0
-------------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $10.877       1,636
                                                               2005       $10.877      $11.715       7,047
                                                               2006       $11.715      $13.510       6,203
                                                               2007       $13.510      $13.616      17,832
                                                               2008       $13.616       $8.341       9,681
                                                               2009        $8.341      $10.241      10,310
-------------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                               2004       $10.000      $11.441         410
                                                               2005       $11.441      $12.279       2,533
                                                               2006       $12.279      $14.527       2,484
                                                               2007       $14.527      $16.336       2,216
                                                               2008       $16.336       $9.487       2,125
                                                               2009        $9.487      $12.665       1,313
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                                               2005       $10.000      $11.267       5,369
                                                               2006       $11.267      $12.323         215
                                                               2007       $12.323       $9.995         391
                                                               2008        $9.995       $6.441         160
                                                               2009        $6.441       $8.011         156


                              151     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                                                  2005       $10.000      $11.195       6,796
                                                                  2006       $11.195      $12.312         227
                                                                  2007       $12.312      $11.710         242
                                                                  2008       $11.710       $7.239         162
                                                                  2009        $7.239       $8.542         171
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT GROWTH AND INCOME FUND
                                                                  2005       $10.000      $10.453       2,234
                                                                  2006       $10.453      $12.487       2,533
                                                                  2007       $12.487      $12.193       2,505
                                                                  2008       $12.193       $7.873       2,277
                                                                  2009        $7.873       $9.074       2,048
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                                                  2005       $10.000      $11.300       1,182
                                                                  2006       $11.300      $12.788       1,177
                                                                  2007       $12.788      $12.785       1,172
                                                                  2008       $12.785       $7.881       1,166
                                                                  2009        $7.881      $10.222       1,160
----------------------------------------------------------------------------------------------------------------
PIMCO VIT COMMODITYREALRETURN TM STRATEGY PORTFOLIO--ADVISOR
 SHARES
                                                                  2006       $10.000       $9.432           0
                                                                  2007        $9.432      $11.313           0
                                                                  2008       $11.313       $6.187           0
                                                                  2009        $6.187       $8.535           0
----------------------------------------------------------------------------------------------------------------
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO--ADVISOR SHARES
                                                                  2006       $10.000      $10.637           0
                                                                  2007       $10.637      $10.954           0
                                                                  2008       $10.954       $9.105           0
                                                                  2009        $9.105      $11.571           0
----------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADVISOR SHARES
                                                                  2006       $10.000      $10.056           0
                                                                  2007       $10.056      $10.830           0
                                                                  2008       $10.830       $9.797           0
                                                                  2009        $9.797      $11.287           0
----------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADVISOR SHARES
                                                                  2006       $10.000      $10.237           0
                                                                  2007       $10.237      $10.834           0
                                                                  2008       $10.834      $11.051           0
                                                                  2009       $11.051      $12.267       4,524
----------------------------------------------------------------------------------------------------------------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON--CLASS IB
                                                                  2003       $10.000      $11.242       2,556
                                                                  2004       $11.242      $11.850       2,552
                                                                  2005       $11.850      $12.005       2,548
                                                                  2006       $12.005      $13.089       2,544
                                                                  2007       $13.089      $12.870       2,539
                                                                  2008       $12.870       $7.431         737
                                                                  2009        $7.431       $9.094         731


                              152     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                   2003       $10.000      $12.210           0
                                                   2004       $12.210      $13.215           0
                                                   2005       $13.215      $13.547           0
                                                   2006       $13.547      $15.297           0
                                                   2007       $15.297      $13.999           0
                                                   2008       $13.999       $8.359           0
                                                   2009        $8.359      $10.570           0
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2003       $10.000      $12.577       6,690
                                                   2004       $12.577      $14.235      10,996
                                                   2005       $14.235      $15.559      10,092
                                                   2006       $15.559      $19.359      10,327
                                                   2007       $19.359      $20.432       9,971
                                                   2008       $20.432      $11.155       8,305
                                                   2009       $11.155      $13.542       7,495
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2003       $10.000      $12.076           0
                                                   2004       $12.076      $13.251           0
                                                   2005       $13.251      $14.045           0
                                                   2006       $14.045      $15.589           0
                                                   2007       $15.589      $14.399           0
                                                   2008       $14.399       $8.478           0
                                                   2009        $8.478      $10.804           0
-------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                   2005       $10.000      $10.851         528
                                                   2006       $10.851      $12.264         130
                                                   2007       $12.264      $11.360         142
                                                   2008       $11.360       $6.113         110
                                                   2009        $6.113       $5.748           0
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2003       $10.000      $11.648       1,000
                                                   2004       $11.648      $11.917       1,219
                                                   2005       $11.917      $12.271       1,737
                                                   2006       $12.271      $12.603       1,733
                                                   2007       $12.603      $12.953       1,776
                                                   2008       $12.953       $7.945           0
                                                   2009        $7.945      $12.684           0
-------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                   2009       $10.000       $7.698         109



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administration expense charge of 0.19%.


                              153     PROSPECTUS

PA195-4

[LOGO]

                        THE ALLSTATE VARIABLE ANNUITIES
       (Allstate Variable Annuity, Allstate Variable Annuity - L Share)


             Statement of Additional Information dated May 1, 2010


Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I
P. O. Box 758565
Topeka, KS 66675-8565
1-800-457-7617

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

   .   Allstate Variable Annuity

   .   Allstate Variable Annuity - L Share

The Contracts are no longer offered for new sales.


This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2010 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments..................   2
The Contracts.........................................................   2
   Purchase of Contracts..............................................   2
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers).......   3
Calculation of Accumulation Unit Values...............................   3
   Net Investment Factor..............................................   3
Calculation of Variable Income Payments...............................   4
Calculation of Annuity Unit Values....................................   5
General Matters.......................................................   5
   Incontestability...................................................   5
   Settlements........................................................   5
   Safekeeping of the Variable Account's Assets.......................   5
       Premium Taxes..................................................   6
       Tax Reserves...................................................   6
Experts...............................................................   6
Financial Statements..................................................   6
Appendix A - Accumulation Unit Values................................. A-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley & Co. Incorporated is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous.

For the Variable Account, we paid underwriting commissions to Morgan Stanley & Co. Incorporated of, $15,977,935, $9,100,883, and $12,814,297 for the years
2007, 2008 and 2009 respectively.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

   (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS


The financial statements and the related financial statement schedules of Allstate Life Insurance Company and financial statements of Allstate Financial Advisors Separate Account I included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-Accounts comprising Allstate Financial Advisors Separate Account I, as of December 31, 2009 and for each of the periods in the two years then ended.


The consolidated financial statements and schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                                  APPENDIX A

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.

The Allstate Variable Annuity Contracts, the Allstate Variable Annuity - L Share Contracts and all available Benefit Options were first offered on May 1, 2003. All of the Variable Sub-Accounts shown below were first offered under the Contracts on May 1, 2003 except for the AIM V.I. Mid Cap Core Equity - Series II Sub-Account, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account, and FTVIP Templeton Foreign Securities - Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein VPS International Value - Class B Sub-Account, the AllianceBernstein VPS Utility Income - Class B Sub-Account, the AllianceBernstein VPS Value - Class B Sub-Account, the Fidelity VIP Contrafund
- Service Class 2 Sub-Account, the Fidelity VIP Growth & Income - Service Class 2 Sub-Account, the Fidelity VIP High Income - Service Class 2 Sub-Account, the Fidelity VIP Mid Cap - Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account, the FTVIP Mutual Global Discovery Securities Fund - Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Growth and Income Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value - Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the AIM V.I. Core Equity - Series II Sub-Account, the Fidelity VIP Money Market
- Service Class 2 Sub-Account, the PIMCO VIT CommodityRealReturn Strategy - Advisor Shares Sub-Account, PIMCO VIT Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO VIT Real Return - Advisor Shares Sub-Account, PIMCO VIT Total Return - Advisor Shares Sub-Account and the UIF International Growth Equity, Class II Sub-Account which were first offered under the Contracts on May 1, 2006 and the Putnam VT Equity Income Fund - Class IB Sub-Account which was first offered under the Contracts on February 13, 2009.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                         WITH MAV DEATH BENEFIT OPTION

                           MORTALITY & EXPENSE = 1.3



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.217       22,141
                                 2004       $12.217      $13.537       51,665
                                 2005       $13.537      $16.366       53,631
                                 2006       $16.366      $17.355       25,599
                                 2007       $17.355      $20.409       54,059
                                 2008       $20.409      $10.253       50,021
                                 2009       $10.253      $17.076       39,878
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.243      171,048
                                 2004       $12.243      $13.051      429,053
                                 2005       $13.051      $13.546      463,738
                                 2006       $13.546      $14.790       37,482
                                 2007       $14.790      $15.136      400,777
                                 2008       $15.136      $ 9.474      382,654
                                 2009       $ 9.474      $11.567      361,947
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.868      120,279
                                 2004       $11.868      $12.962      349,376
                                 2005       $12.962      $15.054      412,685
                                 2006       $15.054      $15.411       44,769
                                 2007       $15.411      $18.101      352,315
                                 2008       $18.101      $ 9.317      353,962
                                 2009       $ 9.317      $15.681      273,782
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.673      147,861
                                 2004       $12.673      $14.042      215,235
                                 2005       $14.042      $14.990      202,330
                                 2006       $14.990      $19.179       12,700
                                 2007       $19.179      $21.791      190,381

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $21.791      $12.269       167,982
                                 2009       $12.269      $15.399       164,938
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.586        22,541
                                 2004       $12.586      $13.921        27,943
                                 2005       $13.921      $14.598        25,585
                                 2006       $14.598      $17.020         1,494
                                 2007       $17.020      $19.562        20,106
                                 2008       $19.562      $10.799        14,024
                                 2009       $10.799      $10.319             0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.953        94,740
                                 2004       $12.953      $14.630       173,721
                                 2005       $14.630      $15.302       227,567
                                 2006       $15.302      $18.331        36,020
                                 2007       $18.331      $19.278       179,375
                                 2008       $19.278      $11.188       152,911
                                 2009       $11.188      $12.797       136,562
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.316        73,737
                                 2004       $11.316      $12.214       144,617
                                 2005       $12.214      $12.264       150,858
                                 2006       $12.264      $13.170        23,485
                                 2007       $13.170      $13.478       124,315
                                 2008       $13.478      $10.198       108,636
                                 2009       $10.198      $14.493        89,135
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.650        56,916
                                 2004       $11.650      $12.707        76,936
                                 2005       $12.707      $13.358        77,747
                                 2006       $13.358      $14.996        13,261
                                 2007       $14.996      $15.194        66,395
                                 2008       $15.194      $11.010        60,437
                                 2009       $11.010      $13.546        54,857
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2003       $10.000      $10.297       165,706
                                 2004       $10.297      $10.658       605,071
                                 2005       $10.658      $10.823     1,101,701
                                 2006       $10.823      $11.231        86,533
                                 2007       $11.231      $11.697     1,283,976
                                 2008       $11.697      $10.473     1,022,830
                                 2009       $10.473      $12.617       952,295

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2003       $10.000      $10.005      272,849
                                 2004       $10.005      $ 9.971      434,733
                                 2005       $ 9.971      $ 9.971      511,246
                                 2006       $ 9.971      $10.218       79,784
                                 2007       $10.218      $10.347      478,516
                                 2008       $10.347      $ 8.642      432,626
                                 2009       $ 8.642      $ 8.986      395,688
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.923      112,701
                                 2004       $ 9.923      $ 9.835      599,498
                                 2005       $ 9.835      $ 9.934      854,421
                                 2006       $ 9.934      $10.213       96,978
                                 2007       $10.213      $10.529      811,058
                                 2008       $10.529      $10.600      734,057
                                 2009       $10.600      $10.444      619,830
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.097      165,162
                                 2004       $12.097      $13.143      297,171
                                 2005       $13.143      $13.522      433,567
                                 2006       $13.522      $15.348       35,102
                                 2007       $15.348      $15.875      407,416
                                 2008       $15.875      $ 9.810      373,346
                                 2009       $ 9.810      $12.182      346,437
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.018       67,023
                                 2004       $12.018      $13.036      124,951
                                 2005       $13.036      $13.878      133,165
                                 2006       $13.878      $15.688       18,408
                                 2007       $15.688      $16.747      162,376
                                 2008       $16.747      $12.505      174,371
                                 2009       $12.505      $14.713      193,353
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.489       15,527
                                 2004       $11.489      $13.614       31,681
                                 2005       $13.614      $15.337       41,903
                                 2006       $15.337      $18.135       13,805
                                 2007       $18.135      $21.443       29,898
                                 2008       $21.443      $14.058       30,057
                                 2009       $14.058      $16.457       27,817
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $10.000      $11.304       22,039
                                 2004       $11.304      $12.258       65,389
                                 2005       $12.258      $13.541       84,729
                                 2006       $13.541      $14.781       13,492
                                 2007       $14.781      $15.491       65,439

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $15.491      $12.974       55,644
                                 2009       $12.974      $16.629       52,234
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                 2003       $10.000      $14.892       24,892
                                 2004       $14.892      $18.044       41,795
                                 2005       $18.044      $23.778       75,973
                                 2006       $23.778      $32.131       15,590
                                 2007       $32.131      $44.456       96,914
                                 2008       $44.456      $18.943       85,891
                                 2009       $18.943      $31.746       83,569
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $11.606       57,413
                                 2004       $11.606      $12.750      170,759
                                 2005       $12.750      $13.488      310,899
                                 2006       $13.488      $14.958       35,927
                                 2007       $14.958      $15.229      293,551
                                 2008       $15.229      $11.600      259,710
                                 2009       $11.600      $13.997      241,703
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.699       92,097
                                 2004       $11.699      $12.381      122,497
                                 2005       $12.381      $14.085      135,678
                                 2006       $14.085      $14.404       10,706
                                 2007       $14.404      $17.262      132,502
                                 2008       $17.262      $ 8.613       87,538
                                 2009       $ 8.613      $14.013       85,326
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.234      121,446
                                 2004       $12.234      $13.591      331,415
                                 2005       $13.591      $14.992      532,149
                                 2006       $14.992      $17.946       61,041
                                 2007       $17.946      $19.406      503,053
                                 2008       $19.406      $13.584      425,939
                                 2009       $13.584      $17.338      406,486
UIF INTERNATIONAL GROWTH EQUITY PORTFOLIO, CLASS II
                                 2006       $10.000      $10.746            0
                                 2007       $10.746      $12.095       32,890
                                 2008       $12.095      $ 6.133       48,892
                                 2009       $ 6.133      $ 8.249       58,293
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.098       55,733
                                 2004       $13.098      $15.674      100,055
                                 2005       $15.674      $18.112      154,711

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $18.112      $19.473        25,323
                                 2007       $19.473      $23.519       161,888
                                 2008       $23.519      $12.322       155,031
                                 2009       $12.322      $19.101       126,812
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.603       120,354
                                 2004       $13.603      $15.939       159,359
                                 2005       $15.939      $17.725       131,660
                                 2006       $17.725      $19.529        26,658
                                 2007       $19.529      $19.806       100,572
                                 2008       $19.806      $11.621        88,194
                                 2009       $11.621      $16.788        81,693
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2003       $10.000      $13.390       160,033
                                 2004       $13.390      $15.107       286,553
                                 2005       $15.107      $16.690       380,589
                                 2006       $16.690      $19.833        66,344
                                 2007       $19.833      $21.049       366,677
                                 2008       $21.049      $12.146       343,148
                                 2009       $12.146      $16.651       282,740
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.768        87,838
                                 2004       $12.768      $17.115       183,003
                                 2005       $17.115      $19.685       218,397
                                 2006       $19.685      $26.697        28,537
                                 2007       $26.697      $21.755       217,440
                                 2008       $21.755      $13.275       200,896
                                 2009       $13.275      $16.803       170,143
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $12.846        21,860
                                 2004       $12.846      $14.540        50,024
                                 2005       $14.540      $15.915        54,917
                                 2006       $15.915      $16.450        11,076
                                 2007       $16.450      $19.056        47,528
                                 2008       $19.056      $ 9.980        41,039
                                 2009       $ 9.980      $15.374        37,570
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2003       $10.000      $12.508       440,732
                                 2004       $12.508      $14.470       894,020
                                 2005       $14.470      $14.840     1,300,090
                                 2006       $14.840      $16.966       212,615
                                 2007       $16.966      $16.322     1,247,455
                                 2008       $16.322      $10.322     1,084,514
                                 2009       $10.322      $13.057       956,800

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $12.406      313,215
                                 2004       $12.406      $13.947      522,770
                                 2005       $13.947      $15.075      671,300
                                 2006       $15.075      $17.224      705,006
                                 2007       $17.224      $17.394      680,160
                                 2008       $17.394      $11.615      593,927
                                 2009       $11.615      $14.201      547,176
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.837      172,113
                                 2004       $11.837      $12.451      255,075
                                 2005       $12.451      $13.203      277,341
                                 2006       $13.203      $13.348       23,187
                                 2007       $13.348      $15.337      283,047
                                 2008       $15.337      $ 7.688      270,637
                                 2009       $ 7.688      $12.544      257,399
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2003       $10.000      $12.905      136,351
                                 2004       $12.905      $14.090      286,171
                                 2005       $14.090      $14.634      295,908
                                 2006       $14.634      $16.282       25,882
                                 2007       $16.282      $16.257      275,658
                                 2008       $16.257      $ 7.702      273,811
                                 2009       $ 7.702      $11.210      246,373
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2003       $10.000      $12.251      113,094
                                 2004       $12.251      $12.833      188,661
                                 2005       $12.833      $13.727      184,087
                                 2006       $13.727      $14.342       12,501
                                 2007       $14.342      $15.784      179,289
                                 2008       $15.784      $ 8.921      156,097
                                 2009       $ 8.921      $10.609      151,806
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.790       40,119
                                 2007       $10.790      $11.465       37,901
                                 2008       $11.465      $ 7.870       35,444
                                 2009       $ 7.870      $ 9.922       24,192
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.811       46,204
                                 2005       $10.811      $11.425       93,020
                                 2006       $11.425      $12.491       10,973
                                 2007       $12.491      $13.446       63,268
                                 2008       $13.446      $ 9.447       62,746
                                 2009       $ 9.447      $12.084       56,769

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $12.462      120,002
                                 2004       $12.462      $14.061      270,925
                                 2005       $14.061      $15.463      366,576
                                 2006       $15.463      $15.045       40,117
                                 2007       $15.045      $16.696      368,868
                                 2008       $16.696      $ 9.441      324,670
                                 2009       $ 9.441      $12.357      312,806
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2003       $10.000      $12.296      241,515
                                 2004       $12.296      $13.472      483,446
                                 2005       $13.472      $13.882      529,907
                                 2006       $13.882      $15.999       31,734
                                 2007       $15.999      $16.525      482,541
                                 2008       $16.525      $ 9.654      453,407
                                 2009       $ 9.654      $11.445      435,332
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $11.886      185,819
                                 2006       $11.886      $15.822        5,917
                                 2007       $15.822      $16.455      381,158
                                 2008       $16.455      $ 7.572      370,703
                                 2009       $ 7.572      $10.022      312,497
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $11.496      102,120
                                 2004       $11.496      $12.269      185,690
                                 2005       $12.269      $13.881      192,708
                                 2006       $13.881      $13.587        1,381
                                 2007       $13.587      $15.206      174,419
                                 2008       $15.206      $ 9.014      171,058
                                 2009       $ 9.014      $12.175      167,832
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                                 2003       $10.000      $13.623      162,324
                                 2004       $13.623      $15.980      280,212
                                 2005       $15.980      $16.787      385,400
                                 2006       $16.787      $18.886       48,498
                                 2007       $18.886      $18.887      405,072
                                 2008       $18.887      $11.954      377,192
                                 2009       $11.954      $16.799      341,310
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                                 2005       $10.000      $10.963       36,846
                                 2006       $10.963      $13.338        1,407
                                 2007       $13.338      $16.034       92,399
                                 2008       $16.034      $ 9.990       87,535
                                 2009       $ 9.990      $10.807            0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $10.742        8,131
                                 2006       $10.742      $12.808          106
                                 2007       $12.808      $12.091       19,050
                                 2008       $12.091      $ 7.025       20,073
                                 2009       $ 7.025      $ 8.377       26,576
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.901      289,883
                                 2006       $11.901      $13.064       32,364
                                 2007       $13.064      $15.095      616,037
                                 2008       $15.095      $ 8.522      606,995
                                 2009       $ 8.522      $11.372      546,762
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.099       80,367
                                 2006       $11.099      $12.340          901
                                 2007       $12.340      $13.596      130,488
                                 2008       $13.596      $ 7.782      136,035
                                 2009       $ 7.782      $ 9.737      154,022
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $10.484       57,840
                                 2006       $10.484      $11.467        8,554
                                 2007       $11.467      $11.582      125,074
                                 2008       $11.582      $ 8.541      104,911
                                 2009       $ 8.541      $12.071       97,722
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $12.120       53,447
                                 2006       $12.120      $13.420        8,437
                                 2007       $13.420      $15.247      145,029
                                 2008       $15.247      $ 9.071      117,210
                                 2009       $ 9.071      $12.488       99,006
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.221            0
                                 2007       $10.221      $10.567      241,766
                                 2008       $10.567      $10.697      394,402
                                 2009       $10.697      $10.588      205,940
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.163       15,590
                                 2006       $11.163      $11.569        4,453
                                 2007       $11.569      $13.028       47,261
                                 2008       $13.028      $ 8.302       47,503
                                 2009       $ 8.302      $10.874       39,674

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.703       83,658
                                 2005       $10.703      $10.893      127,337
                                 2006       $10.893      $11.736       14,993
                                 2007       $11.736      $11.874      115,297
                                 2008       $11.874      $ 8.963      113,911
                                 2009       $ 8.963      $12.599      101,651
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.248       71,188
                                 2005       $11.248      $11.259      449,896
                                 2006       $11.259      $13.114       49,939
                                 2007       $13.114      $13.403      670,626
                                 2008       $13.403      $ 9.288      613,523
                                 2009       $ 9.288      $12.406      537,837
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.389       26,194
                                 2006       $11.389      $13.807            0
                                 2007       $13.807      $15.212       58,649
                                 2008       $15.212      $10.721       77,268
                                 2009       $10.721      $13.024       74,138
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.959       35,036
                                 2005       $10.959      $11.936      197,734
                                 2006       $11.936      $13.920       20,410
                                 2007       $13.920      $14.188      315,009
                                 2008       $14.188      $ 8.790      314,466
                                 2009       $ 8.790      $10.915      274,605
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.527       89,530
                                 2005       $11.527      $12.511      389,161
                                 2006       $12.511      $14.968       37,902
                                 2007       $14.968      $17.023      490,131
                                 2008       $17.023      $ 9.998      450,901
                                 2009       $ 9.998      $13.497      417,673
GOLDMAN SACHS VIT GROWTH AND INCOME FUND
                                 2005       $10.000      $10.532       61,540
                                 2006       $10.532      $12.723        1,271
                                 2007       $12.723      $12.565       98,901
                                 2008       $12.565      $ 8.204       86,391
                                 2009       $ 8.204      $ 9.563      100,753

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                 2005       $10.000      $11.386      101,349
                                 2006       $11.386      $13.029       14,285
                                 2007       $13.029      $13.175       89,272
                                 2008       $13.175      $ 8.213       78,455
                                 2009       $ 8.213      $10.773       79,125
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                 2005       $10.000      $11.352      113,008
                                 2006       $11.352      $12.555       10,949
                                 2007       $12.555      $10.300      199,227
                                 2008       $10.300      $ 6.713      154,083
                                 2009       $ 6.713      $ 8.443      142,981
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                 2005       $10.000      $11.280       78,729
                                 2006       $11.280      $12.545          161
                                 2007       $12.545      $12.067      142,905
                                 2008       $12.067      $ 7.544      135,257
                                 2009       $ 7.544      $ 9.003      128,813
PIMCO VIT COMMODITYREALRETURN TM STRATEGY PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $ 9.504          918
                                 2007       $ 9.504      $11.528       18,204
                                 2008       $11.528      $ 6.376       38,214
                                 2009       $ 6.376      $ 8.895       81,908
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.717            0
                                 2007       $10.717      $11.162       15,610
                                 2008       $11.162      $ 9.383       15,555
                                 2009       $ 9.383      $12.059       24,865
PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.132          734
                                 2007       $10.132      $11.036       50,167
                                 2008       $11.036      $10.096       81,429
                                 2009       $10.096      $11.763       88,562
PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.314        4,935
                                 2007       $10.314      $11.040      151,523
                                 2008       $11.040      $11.388      244,312
                                 2009       $11.388      $12.784      395,682
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.000      $12.301       23,748
                                 2004       $12.301      $13.465       46,780
                                 2005       $13.465      $13.958       45,972
                                 2006       $13.958      $15.939       10,621

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $15.939      $14.752       30,175
                                 2008       $14.752      $ 8.908       24,003
                                 2009       $ 8.908      $11.392       19,894
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.000      $12.671       64,708
                                 2004       $12.671      $14.504      134,453
                                 2005       $14.504      $16.031      187,971
                                 2006       $16.031      $20.171       28,446
                                 2007       $20.171      $21.531      183,199
                                 2008       $21.531      $11.888      156,898
                                 2009       $11.888      $14.595      125,977
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.000      $12.167        1,131
                                 2004       $12.167      $13.501        1,277
                                 2005       $13.501      $14.472        1,175
                                 2006       $14.472      $16.243            0
                                 2007       $16.243      $15.173          368
                                 2008       $15.173      $ 9.036          307
                                 2009       $ 9.036      $11.645          183
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.000      $11.326       41,079
                                 2004       $11.326      $12.074       94,160
                                 2005       $12.074      $12.370       91,182
                                 2006       $12.370      $13.639        4,010
                                 2007       $13.639      $13.563       37,076
                                 2008       $13.563      $ 7.920       23,956
                                 2009       $ 7.920      $ 9.801       22,348
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2005       $10.000      $10.933       80,912
                                 2006       $10.933      $12.496        1,885
                                 2007       $12.496      $11.707      139,578
                                 2008       $11.707      $ 6.370      142,014
                                 2009       $ 6.370      $ 5.999            0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.000      $11.736       42,353
                                 2004       $11.736      $12.143      105,525
                                 2005       $12.143      $12.643      124,071
                                 2006       $12.643      $13.132       11,581
                                 2007       $13.132      $13.650      132,666
                                 2008       $13.650      $ 8.467      120,725
                                 2009       $ 8.467      $13.670      108,102

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000       $8.113      128,237



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.30% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.35



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.213           0
                                 2004       $12.213      $13.525           0
                                 2005       $13.525      $16.344           0
                                 2006       $16.344      $17.323           0
                                 2007       $17.323      $20.361           0
                                 2008       $20.361      $10.224           0
                                 2009       $10.224      $17.018           0
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.239         798
                                 2004       $12.239      $13.040       7,599
                                 2005       $13.040      $13.527      10,263
                                 2006       $13.527      $14.762       9,302
                                 2007       $14.762      $15.100       9,135
                                 2008       $15.100      $ 9.447       8,758
                                 2009       $ 9.447      $11.528       7,746
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.864       2,643
                                 2004       $11.864      $12.951       8,730
                                 2005       $12.951      $15.034      10,326
                                 2006       $15.034      $15.383      13,148
                                 2007       $15.383      $18.058      12,272
                                 2008       $18.058      $ 9.290      12,187
                                 2009       $ 9.290      $15.628      10,319
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.669       2,093
                                 2004       $12.669      $14.031       2,355
                                 2005       $14.031      $14.970       3,012
                                 2006       $14.970      $19.144         321
                                 2007       $19.144      $21.740         321
                                 2008       $21.740      $12.234         321
                                 2009       $12.234      $15.347         320

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.581           0
                                 2004       $12.581      $13.910         204
                                 2005       $13.910      $14.578         295
                                 2006       $14.578      $16.988         280
                                 2007       $16.988      $19.516         254
                                 2008       $19.516      $10.768         314
                                 2009       $10.768      $10.288           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.949         488
                                 2004       $12.949      $14.618       1,451
                                 2005       $14.618      $15.281       3,343
                                 2006       $15.281      $18.297       3,336
                                 2007       $18.297      $19.233       3,202
                                 2008       $19.233      $11.156       3,143
                                 2009       $11.156      $12.754       2,695
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.312           0
                                 2004       $11.312      $12.203       1,911
                                 2005       $12.203      $12.247       3,086
                                 2006       $12.247      $13.145       3,212
                                 2007       $13.145      $13.447       3,133
                                 2008       $13.447      $10.168       2,842
                                 2009       $10.168      $14.444       2,650
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.646           0
                                 2004       $11.646      $12.696           0
                                 2005       $12.696      $13.339         158
                                 2006       $13.339      $14.968         157
                                 2007       $14.968      $15.158         156
                                 2008       $15.158      $10.978         156
                                 2009       $10.978      $13.501         154
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2003       $10.000      $10.293       2,441
                                 2004       $10.293      $10.649      13,301
                                 2005       $10.649      $10.808      40,696
                                 2006       $10.808      $11.210      51,209
                                 2007       $11.210      $11.669      49,888
                                 2008       $11.669      $10.443      41,253
                                 2009       $10.443      $12.574      37,518

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2003       $10.000      $10.001         178
                                 2004       $10.001      $ 9.962       2,468
                                 2005       $ 9.962      $ 9.958       7,100
                                 2006       $ 9.958      $10.199       6,279
                                 2007       $10.199      $10.323       7,430
                                 2008       $10.323      $ 8.617       6,960
                                 2009       $ 8.617      $ 8.956       7,120
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.919      11,077
                                 2004       $ 9.919      $ 9.827      17,212
                                 2005       $ 9.827      $ 9.921      25,543
                                 2006       $ 9.921      $10.194      31,284
                                 2007       $10.194      $10.504      30,361
                                 2008       $10.504      $10.570      47,661
                                 2009       $10.570      $10.408      29,702
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.093       1,870
                                 2004       $12.093      $13.132       4,817
                                 2005       $13.132      $13.504      16,955
                                 2006       $13.504      $15.320      21,596
                                 2007       $15.320      $15.837      21,112
                                 2008       $15.837      $ 9.782      19,675
                                 2009       $ 9.782      $12.141      18,517
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.014       1,044
                                 2004       $12.014      $13.025       1,038
                                 2005       $13.025      $13.859       2,512
                                 2006       $13.859      $15.659       1,958
                                 2007       $15.659      $16.708       2,581
                                 2008       $16.708      $12.469         608
                                 2009       $12.469      $14.664         569
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.486         459
                                 2004       $11.486      $13.603           0
                                 2005       $13.603      $15.316       1,388
                                 2006       $15.316      $18.101       1,305
                                 2007       $18.101      $21.392       1,232
                                 2008       $21.392      $14.018       1,140
                                 2009       $14.018      $16.401       1,026
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $10.000      $11.300         326
                                 2004       $11.300      $12.247         325
                                 2005       $12.247      $13.523       2,379
                                 2006       $13.523      $14.754       2,440
                                 2007       $14.754      $15.454       2,318
                                 2008       $15.454      $12.937       1,622
                                 2009       $12.937      $16.573       1,605

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                 2003       $10.000      $14.887         460
                                 2004       $14.887      $18.029         459
                                 2005       $18.029      $23.746       1,794
                                 2006       $23.746      $32.072       2,031
                                 2007       $32.072      $44.351       1,892
                                 2008       $44.351      $18.889       1,381
                                 2009       $18.889      $31.639       1,293
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $11.602           0
                                 2004       $11.602      $12.739         280
                                 2005       $12.739      $13.469       5,958
                                 2006       $13.469      $14.930       6,288
                                 2007       $14.930      $15.193       5,005
                                 2008       $15.193      $11.566       5,610
                                 2009       $11.566      $13.949       5,886
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.695           0
                                 2004       $11.695      $12.370           0
                                 2005       $12.370      $14.066           0
                                 2006       $14.066      $14.378           0
                                 2007       $14.378      $17.222       1,565
                                 2008       $17.222      $ 8.589       1,565
                                 2009       $ 8.589      $13.965       1,565
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.230         134
                                 2004       $12.230      $13.579       2,268
                                 2005       $13.579      $14.972      11,038
                                 2006       $14.972      $17.913      16,604
                                 2007       $17.913      $19.360      15,286
                                 2008       $19.360      $13.545      11,250
                                 2009       $13.545      $17.280      10,661
UIF INTERNATIONAL GROWTH EQUITY PORTFOLIO, CLASS II
                                 2006       $10.000      $10.742       1,067
                                 2007       $10.742      $12.084       3,155
                                 2008       $12.084      $ 6.125       3,345
                                 2009       $ 6.125      $ 8.234       3,218
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.094         195
                                 2004       $13.094      $15.661       1,341
                                 2005       $15.661      $18.088       5,613

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $18.088      $19.437       5,352
                                 2007       $19.437      $23.464       5,167
                                 2008       $23.464      $12.286       5,137
                                 2009       $12.286      $19.037       4,829
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.598         392
                                 2004       $13.598      $15.926         631
                                 2005       $15.926      $17.701       1,190
                                 2006       $17.701      $19.492         718
                                 2007       $19.492      $19.759         667
                                 2008       $19.759      $11.588         662
                                 2009       $11.588      $16.731         658
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2003       $10.000      $13.386         198
                                 2004       $13.386      $15.094         552
                                 2005       $15.094      $16.668       6,038
                                 2006       $16.668      $19.796       7,436
                                 2007       $19.796      $20.999       7,144
                                 2008       $20.999      $12.111       7,434
                                 2009       $12.111      $16.595       6,337
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.763         552
                                 2004       $12.763      $17.100       3,333
                                 2005       $17.100      $19.658       8,991
                                 2006       $19.658      $26.647       8,325
                                 2007       $26.647      $21.703       8,771
                                 2008       $21.703      $13.236       6,641
                                 2009       $13.236      $16.746       5,851
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $12.842           0
                                 2004       $12.842      $14.527       2,202
                                 2005       $14.527      $15.894       2,808
                                 2006       $15.894      $16.420       2,177
                                 2007       $16.420      $19.011       2,165
                                 2008       $19.011      $ 9.951       2,146
                                 2009       $ 9.951      $15.322       2,129
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2003       $10.000      $12.504         712
                                 2004       $12.504      $14.457      10,498
                                 2005       $14.457      $14.820      33,394
                                 2006       $14.820      $16.934      37,799
                                 2007       $16.934      $16.284      34,655
                                 2008       $16.284      $10.293      29,905
                                 2009       $10.293      $13.013      29,677

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $12.402         105
                                 2004       $12.402      $13.935       2,949
                                 2005       $13.935      $15.055      10,705
                                 2006       $15.055      $17.192      19,067
                                 2007       $17.192      $17.353      18,502
                                 2008       $17.353      $11.582      14,445
                                 2009       $11.582      $14.153      16,560
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.833          85
                                 2004       $11.833      $12.441          87
                                 2005       $12.441      $13.185       3,550
                                 2006       $13.185      $13.324       2,758
                                 2007       $13.324      $15.301       2,669
                                 2008       $15.301      $ 7.666       2,038
                                 2009       $ 7.666      $12.502       1,883
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2003       $10.000      $12.900           0
                                 2004       $12.900      $14.078       2,114
                                 2005       $14.078      $14.614       3,731
                                 2006       $14.614      $16.252       3,570
                                 2007       $16.252      $16.219       3,541
                                 2008       $16.219      $ 7.680       4,353
                                 2009       $ 7.680      $11.172       3,298
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2003       $10.000      $12.247           0
                                 2004       $12.247      $12.822           0
                                 2005       $12.822      $13.708           0
                                 2006       $13.708      $14.315           0
                                 2007       $14.315      $15.747           0
                                 2008       $15.747      $ 8.895           0
                                 2009       $ 8.895      $10.573           0
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.786       2,674
                                 2007       $10.786      $11.456       2,664
                                 2008       $11.456      $ 7.859       2,653
                                 2009       $ 7.859      $ 9.903       2,635
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.808           0
                                 2005       $10.808      $11.415       1,590
                                 2006       $11.415      $12.474       1,594
                                 2007       $12.474      $13.421       1,566
                                 2008       $13.421      $ 9.424       1,531
                                 2009       $ 9.424      $12.050       1,556

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $12.458           0
                                 2004       $12.458      $14.049       2,776
                                 2005       $14.049      $15.442      12,139
                                 2006       $15.442      $15.017      12,867
                                 2007       $15.017      $16.656      12,898
                                 2008       $16.656      $ 9.414      11,613
                                 2009       $ 9.414      $12.315      12,249
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2003       $10.000      $12.292       2,113
                                 2004       $12.292      $13.461       6,277
                                 2005       $13.461      $13.863       6,566
                                 2006       $13.863      $15.969       4,821
                                 2007       $15.969      $16.486       4,745
                                 2008       $16.486      $ 9.626       5,039
                                 2009       $ 9.626      $11.407       4,580
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $11.882       5,805
                                 2006       $11.882      $15.808      12,078
                                 2007       $15.808      $16.432      11,906
                                 2008       $16.432      $ 7.558      11,821
                                 2009       $ 7.558      $ 9.999      10,718
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $11.492         316
                                 2004       $11.492      $12.259         597
                                 2005       $12.259      $13.862         314
                                 2006       $13.862      $13.562         313
                                 2007       $13.562      $15.170         311
                                 2008       $15.170      $ 8.988         310
                                 2009       $ 8.988      $12.134         308
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                                 2003       $10.000      $13.618         341
                                 2004       $13.618      $15.966       3,952
                                 2005       $15.966      $16.764       7,684
                                 2006       $16.764      $18.851       8,321
                                 2007       $18.851      $18.842       5,923
                                 2008       $18.842      $11.920       5,879
                                 2009       $11.920      $16.743       5,799
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                                 2005       $10.000      $10.960       3,098
                                 2006       $10.960      $13.327       3,086
                                 2007       $13.327      $16.013       2,561
                                 2008       $16.013      $ 9.971       1,750
                                 2009       $ 9.971      $10.783           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $10.739         899
                                 2006       $10.739      $12.797       1,319
                                 2007       $12.797      $12.074         749
                                 2008       $12.074      $ 7.012         446
                                 2009       $ 7.012      $ 8.357         443
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.897      11,312
                                 2006       $11.897      $13.053      22,160
                                 2007       $13.053      $15.075      20,734
                                 2008       $15.075      $ 8.506      20,731
                                 2009       $ 8.506      $11.345      20,562
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.095       4,258
                                 2006       $11.095      $12.329       8,171
                                 2007       $12.329      $13.578       8,721
                                 2008       $13.578      $ 7.767       8,592
                                 2009       $ 7.767      $ 9.714       8,349
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $10.481       2,203
                                 2006       $10.481      $11.457       4,454
                                 2007       $11.457      $11.567       3,883
                                 2008       $11.567      $ 8.525       3,510
                                 2009       $ 8.525      $12.042       2,556
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $12.116       1,684
                                 2006       $12.116      $13.409       4,429
                                 2007       $13.409      $15.226       4,199
                                 2008       $15.226      $ 9.054       2,468
                                 2009       $ 9.054      $12.458       2,263
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.217       4,924
                                 2007       $10.217      $10.558       5,917
                                 2008       $10.558      $10.683       5,699
                                 2009       $10.683      $10.568       5,689
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.159           0
                                 2006       $11.159      $11.559       1,294
                                 2007       $11.559      $13.010       2,594
                                 2008       $13.010      $ 8.286       2,564
                                 2009       $ 8.286      $10.848       2,476

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.699       2,957
                                 2005       $10.699      $10.884       7,296
                                 2006       $10.884      $11.720       7,233
                                 2007       $11.720      $11.852       7,243
                                 2008       $11.852      $ 8.941       4,708
                                 2009       $ 8.941      $12.563       4,370
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.244       6,491
                                 2005       $11.244      $11.249      13,338
                                 2006       $11.249      $13.097      16,175
                                 2007       $13.097      $13.378      14,161
                                 2008       $13.378      $ 9.266      12,071
                                 2009       $ 9.266      $12.371      13,702
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.386       2,220
                                 2006       $11.386      $13.795       2,165
                                 2007       $13.795      $15.191       2,126
                                 2008       $15.191      $10.701       3,341
                                 2009       $10.701      $12.993       3,347
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.955         505
                                 2005       $10.955      $11.926      10,304
                                 2006       $11.926      $13.901      16,420
                                 2007       $13.901      $14.162      16,543
                                 2008       $14.162      $ 8.769      15,285
                                 2009       $ 8.769      $10.883      15,086
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.523       2,766
                                 2005       $11.523      $12.500      14,550
                                 2006       $12.500      $14.948      18,325
                                 2007       $14.948      $16.991      21,056
                                 2008       $16.991      $ 9.974      19,752
                                 2009       $ 9.974      $13.458      21,441
GOLDMAN SACHS VIT GROWTH AND INCOME FUND
                                 2005       $10.000      $10.528       2,871
                                 2006       $10.528      $12.712       5,852
                                 2007       $12.712      $12.548       5,906
                                 2008       $12.548      $ 8.189       3,888
                                 2009       $ 8.189      $ 9.540       3,426

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                 2005       $10.000      $11.382       2,222
                                 2006       $11.382      $13.018       4,923
                                 2007       $13.018      $13.157       4,770
                                 2008       $13.157      $ 8.198       3,503
                                 2009       $ 8.198      $10.748       3,276
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                 2005       $10.000      $11.348      11,416
                                 2006       $11.348      $12.545      12,391
                                 2007       $12.545      $10.286      13,124
                                 2008       $10.286      $ 6.700      11,789
                                 2009       $ 6.700      $ 8.423      11,340
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                 2005       $10.000      $11.276       2,261
                                 2006       $11.276      $12.534       4,585
                                 2007       $12.534      $12.050       4,346
                                 2008       $12.050      $ 7.530       4,409
                                 2009       $ 7.530      $ 8.982       4,343
PIMCO VIT COMMODITYREALRETURN TM STRATEGY PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $ 9.501         985
                                 2007       $ 9.501      $11.518         943
                                 2008       $11.518      $ 6.367       4,664
                                 2009       $ 6.367      $ 8.878       4,150
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.714         295
                                 2007       $10.714      $11.152         293
                                 2008       $11.152      $ 9.370       1,545
                                 2009       $ 9.370      $12.036       1,515
PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.129           0
                                 2007       $10.129      $11.026           0
                                 2008       $11.026      $10.082         500
                                 2009       $10.082      $11.741       2,964
PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.311       3,641
                                 2007       $10.311      $11.030       3,554
                                 2008       $11.030      $11.372       4,532
                                 2009       $11.372      $12.760       7,145
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.000      $11.323           0
                                 2004       $11.323      $12.063           0
                                 2005       $12.063      $12.353           0
                                 2006       $12.353      $13.613         402

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.613      $13.530         371
                                 2008       $13.530      $ 7.897         335
                                 2009       $ 7.897      $ 9.768         293
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.000      $12.297           0
                                 2004       $12.297      $13.453           0
                                 2005       $13.453      $13.939         478
                                 2006       $13.939      $15.909         476
                                 2007       $15.909      $14.717         474
                                 2008       $14.717      $ 8.883         471
                                 2009       $ 8.883      $11.353         468
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.000      $12.667         242
                                 2004       $12.667      $14.492       2,692
                                 2005       $14.492      $16.010       5,814
                                 2006       $16.010      $20.134       5,545
                                 2007       $20.134      $21.480       6,350
                                 2008       $21.480      $11.854       6,149
                                 2009       $11.854      $14.546       5,610
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.000      $12.163           0
                                 2004       $12.163      $13.490           0
                                 2005       $13.490      $14.452           0
                                 2006       $14.452      $16.213           0
                                 2007       $16.213      $15.137           0
                                 2008       $15.137      $ 9.010           0
                                 2009       $ 9.010      $11.605           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2005       $10.000      $10.929       4,054
                                 2006       $10.929      $12.485       5,647
                                 2007       $12.485      $11.691       4,054
                                 2008       $11.691      $ 6.359       4,867
                                 2009       $ 6.359      $ 5.987           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.000      $11.732           0
                                 2004       $11.732      $12.132       1,685
                                 2005       $12.132      $12.626       1,585
                                 2006       $12.626      $13.108       1,622
                                 2007       $13.108      $13.617       1,608
                                 2008       $13.617      $ 8.442       1,563
                                 2009       $ 8.442      $13.624       1,341

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000       $8.094       4,367



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

       WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION

                           MORTALITY & EXPENSE = 1.4



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.209       7,497
                                 2004       $12.209      $13.514       7,520
                                 2005       $13.514      $16.322       6,534
                                 2006       $16.322      $17.291      14,731
                                 2007       $17.291      $20.312      14,033
                                 2008       $20.312      $10.194      13,924
                                 2009       $10.194      $16.960       6,230
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.235      25,788
                                 2004       $12.235      $13.029      73,198
                                 2005       $13.029      $13.509      81,700
                                 2006       $13.509      $14.735      80,933
                                 2007       $14.735      $15.065      67,096
                                 2008       $15.065      $ 9.420      55,074
                                 2009       $ 9.420      $11.489      50,186
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.860      22,355
                                 2004       $11.860      $12.940      68,031
                                 2005       $12.940      $15.013      70,081
                                 2006       $15.013      $15.354      72,491
                                 2007       $15.354      $18.015      60,377
                                 2008       $18.015      $ 9.263      57,203
                                 2009       $ 9.263      $15.575      46,481
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.665       7,409
                                 2004       $12.665      $14.019      17,897
                                 2005       $14.019      $14.950      17,894
                                 2006       $14.950      $19.108      17,446
                                 2007       $19.108      $21.688      15,546

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2008       $21.688      $12.199       13,833
                                 2009       $12.199      $15.295       12,776
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.577        7,698
                                 2004       $12.577      $13.898       13,509
                                 2005       $13.898      $14.558        6,138
                                 2006       $14.558      $16.957        4,173
                                 2007       $16.957      $19.469        3,995
                                 2008       $19.469      $10.737        2,900
                                 2009       $10.737      $10.256            0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.945       36,570
                                 2004       $12.945      $14.605       56,206
                                 2005       $14.605      $15.261       64,319
                                 2006       $15.261      $18.263       47,312
                                 2007       $18.263      $19.187       47,105
                                 2008       $19.187      $11.124       45,371
                                 2009       $11.124      $12.711       40,943
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.308       31,154
                                 2004       $11.308      $12.193       29,141
                                 2005       $12.193      $12.230       30,329
                                 2006       $12.230      $13.121       28,564
                                 2007       $13.121      $13.415       20,647
                                 2008       $13.415      $10.139       17,956
                                 2009       $10.139      $14.395       14,637
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.642       26,132
                                 2004       $11.642      $12.685       29,472
                                 2005       $12.685      $13.321       27,195
                                 2006       $13.321      $14.940       23,986
                                 2007       $14.940      $15.123       19,327
                                 2008       $15.123      $10.947       18,068
                                 2009       $10.947      $13.455       16,435
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2003       $10.000      $10.290       58,792
                                 2004       $10.290      $10.640      178,358
                                 2005       $10.640      $10.793      336,394
                                 2006       $10.793      $11.189      340,500
                                 2007       $11.189      $11.642      305,236
                                 2008       $11.642      $10.413      247,609
                                 2009       $10.413      $12.532      225,564

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.998       72,004
                                 2004       $ 9.998      $ 9.954      182,879
                                 2005       $ 9.954      $ 9.944      190,147
                                 2006       $ 9.944      $10.180      174,305
                                 2007       $10.180      $10.298      160,685
                                 2008       $10.298      $ 8.592      132,528
                                 2009       $ 8.592      $ 8.926      137,579
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.916       65,068
                                 2004       $ 9.916      $ 9.818      130,480
                                 2005       $ 9.818      $ 9.908      187,863
                                 2006       $ 9.908      $10.175      208,845
                                 2007       $10.175      $10.480      220,687
                                 2008       $10.480      $10.539      178,733
                                 2009       $10.539      $10.373      151,039
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.089       74,844
                                 2004       $12.089      $13.121      275,245
                                 2005       $13.121      $13.486      239,951
                                 2006       $13.486      $15.291      218,794
                                 2007       $15.291      $15.800      179,210
                                 2008       $15.800      $ 9.754      163,080
                                 2009       $ 9.754      $12.100      154,195
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.010       27,813
                                 2004       $12.010      $13.014       38,525
                                 2005       $13.014      $13.841       42,700
                                 2006       $13.841      $15.630       43,070
                                 2007       $15.630      $16.668       39,425
                                 2008       $16.668      $12.433       33,600
                                 2009       $12.433      $14.614       31,782
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.482       15,038
                                 2004       $11.482      $13.591       19,015
                                 2005       $13.591      $15.295       19,424
                                 2006       $15.295      $18.067        6,384
                                 2007       $18.067      $21.342        3,813
                                 2008       $21.342      $13.977        3,177
                                 2009       $13.977      $16.346        2,309
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $10.000      $11.296        2,443
                                 2004       $11.296      $12.237       10,982
                                 2005       $12.237      $13.504       13,568
                                 2006       $13.504      $14.726       13,210
                                 2007       $14.726      $15.417       12,717
                                 2008       $15.417      $12.899       11,209
                                 2009       $12.899      $16.517       10,798

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                 2003       $10.000      $14.882        9,903
                                 2004       $14.882      $18.013       12,216
                                 2005       $18.013      $23.714       20,738
                                 2006       $23.714      $32.012       21,148
                                 2007       $32.012      $44.246       16,803
                                 2008       $44.246      $18.835       16,310
                                 2009       $18.835      $31.532       15,029
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $11.598       12,948
                                 2004       $11.598      $12.728       68,909
                                 2005       $12.728      $13.451       89,838
                                 2006       $13.451      $14.903       81,404
                                 2007       $14.903      $15.157       77,407
                                 2008       $15.157      $11.533       66,451
                                 2009       $11.533      $13.902       59,675
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.691        7,376
                                 2004       $11.691      $12.360       21,586
                                 2005       $12.360      $14.047       22,382
                                 2006       $14.047      $14.351       24,899
                                 2007       $14.351      $17.181       21,996
                                 2008       $17.181      $ 8.564       20,451
                                 2009       $ 8.564      $13.918       14,718
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.226       17,386
                                 2004       $12.226      $13.568       73,794
                                 2005       $13.568      $14.952      103,577
                                 2006       $14.952      $17.880      107,335
                                 2007       $17.880      $19.315       98,634
                                 2008       $19.315      $13.506       86,349
                                 2009       $13.506      $17.221       83,163
UIF INTERNATIONAL GROWTH EQUITY PORTFOLIO, CLASS II
                                 2006       $10.000      $10.739        2,323
                                 2007       $10.739      $12.074        3,562
                                 2008       $12.074      $ 6.116        3,716
                                 2009       $ 6.116      $ 8.219        4,240
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.089       18,607
                                 2004       $13.089      $15.648       46,667
                                 2005       $15.648      $18.063       53,342

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $18.063      $19.401       51,824
                                 2007       $19.401      $23.408       44,276
                                 2008       $23.408      $12.251       40,339
                                 2009       $12.251      $18.972       33,543
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.593       13,809
                                 2004       $13.593      $15.912       26,001
                                 2005       $15.912      $17.677       28,019
                                 2006       $17.677      $19.456       27,012
                                 2007       $19.456      $19.712       19,495
                                 2008       $19.712      $11.554       17,476
                                 2009       $11.554      $16.675       17,295
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2003       $10.000      $13.381       35,026
                                 2004       $13.381      $15.081       54,651
                                 2005       $15.081      $16.645       81,527
                                 2006       $16.645      $19.760       71,934
                                 2007       $19.760      $20.949       63,650
                                 2008       $20.949      $12.077       63,759
                                 2009       $12.077      $16.539       52,371
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.759       15,492
                                 2004       $12.759      $17.086       37,282
                                 2005       $17.086      $19.631       52,757
                                 2006       $19.631      $26.598       49,392
                                 2007       $26.598      $21.652       47,741
                                 2008       $21.652      $13.198       48,020
                                 2009       $13.198      $16.689       44,809
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $12.838        2,928
                                 2004       $12.838      $14.515        9,529
                                 2005       $14.515      $15.872        9,422
                                 2006       $15.872      $16.389       10,081
                                 2007       $16.389      $18.966        9,906
                                 2008       $18.966      $ 9.923        9,794
                                 2009       $ 9.923      $15.270        9,700
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2003       $10.000      $12.500      125,520
                                 2004       $12.500      $14.445      260,351
                                 2005       $14.445      $14.800      302,756
                                 2006       $14.800      $16.903      276,776
                                 2007       $16.903      $16.245      243,296
                                 2008       $16.245      $10.263      216,585
                                 2009       $10.263      $12.969      197,247

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $12.398       61,526
                                 2004       $12.398      $13.924       95,526
                                 2005       $13.924      $15.035      131,187
                                 2006       $15.035      $17.160      140,011
                                 2007       $17.160      $17.312      126,353
                                 2008       $17.312      $11.549      118,325
                                 2009       $11.549      $14.105      102,265
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.829       17,970
                                 2004       $11.829      $12.430       23,813
                                 2005       $12.430      $13.168       27,430
                                 2006       $13.168      $13.299       34,770
                                 2007       $13.299      $15.264       34,286
                                 2008       $15.264      $ 7.644       31,954
                                 2009       $ 7.644      $12.460       28,877
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2003       $10.000      $12.896       15,224
                                 2004       $12.896      $14.066       40,041
                                 2005       $14.066      $14.595       41,923
                                 2006       $14.595      $16.222       37,999
                                 2007       $16.222      $16.180       37,044
                                 2008       $16.180      $ 7.658       38,935
                                 2009       $ 7.658      $11.134       33,633
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2003       $10.000      $12.243       13,824
                                 2004       $12.243      $12.811       16,940
                                 2005       $12.811      $13.689       15,126
                                 2006       $13.689      $14.289       11,598
                                 2007       $14.289      $15.710        5,429
                                 2008       $15.710      $ 8.870        5,391
                                 2009       $ 8.870      $10.537        5,312
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.782        7,515
                                 2007       $10.782      $11.446        5,485
                                 2008       $11.446      $ 7.848        5,439
                                 2009       $ 7.848      $ 9.885        4,980
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.804        4,675
                                 2005       $10.804      $11.405        7,088
                                 2006       $11.405      $12.457        5,931
                                 2007       $12.457      $13.396        5,660
                                 2008       $13.396      $ 9.402        5,534
                                 2009       $ 9.402      $12.015        4,227

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $12.454      17,482
                                 2004       $12.454      $14.037      37,029
                                 2005       $14.037      $15.422      51,652
                                 2006       $15.422      $14.989      50,929
                                 2007       $14.989      $16.617      49,119
                                 2008       $16.617      $ 9.387      45,332
                                 2009       $ 9.387      $12.273      40,381
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2003       $10.000      $12.288      39,872
                                 2004       $12.288      $13.450      65,458
                                 2005       $13.450      $13.845      68,812
                                 2006       $13.845      $15.939      64,482
                                 2007       $15.939      $16.447      58,439
                                 2008       $16.447      $ 9.598      57,173
                                 2009       $ 9.598      $11.368      54,643
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $11.878      38,962
                                 2006       $11.878      $15.795      67,046
                                 2007       $15.795      $16.410      63,033
                                 2008       $16.410      $ 7.544      69,636
                                 2009       $ 7.544      $ 9.975      63,632
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $11.488       6,095
                                 2004       $11.488      $12.249      11,792
                                 2005       $12.249      $13.844      11,326
                                 2006       $13.844      $13.537      10,334
                                 2007       $13.537      $15.134       8,831
                                 2008       $15.134      $ 8.962       8,540
                                 2009       $ 8.962      $12.093       8,570
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                                 2003       $10.000      $13.614      30,883
                                 2004       $13.614      $15.953      56,571
                                 2005       $15.953      $16.741      63,333
                                 2006       $16.741      $18.816      54,974
                                 2007       $18.816      $18.798      51,084
                                 2008       $18.798      $11.886      49,969
                                 2009       $11.886      $16.686      36,628
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                                 2005       $10.000      $10.956       4,197
                                 2006       $10.956      $13.316       6,642
                                 2007       $13.316      $15.991       7,302
                                 2008       $15.991      $ 9.953       5,627
                                 2009       $ 9.953      $10.759           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $10.735       3,952
                                 2006       $10.735      $12.786      11,756
                                 2007       $12.786      $12.058      13,421
                                 2008       $12.058      $ 6.999      13,741
                                 2009       $ 6.999      $ 8.337       6,934
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.893      38,224
                                 2006       $11.893      $13.042      70,793
                                 2007       $13.042      $15.054      69,975
                                 2008       $15.054      $ 8.490      66,546
                                 2009       $ 8.490      $11.318      63,334
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.092      13,843
                                 2006       $11.092      $12.319      28,599
                                 2007       $12.319      $13.560      26,911
                                 2008       $13.560      $ 7.753      25,252
                                 2009       $ 7.753      $ 9.691      23,797
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $10.477      29,391
                                 2006       $10.477      $11.448      41,458
                                 2007       $11.448      $11.551      40,514
                                 2008       $11.551      $ 8.509      35,932
                                 2009       $ 8.509      $12.014      33,459
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $12.111      10,754
                                 2006       $12.111      $13.398      21,373
                                 2007       $13.398      $15.206      23,765
                                 2008       $15.206      $ 9.037      24,492
                                 2009       $ 9.037      $12.429      21,447
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.214       2,540
                                 2007       $10.214      $10.549      44,391
                                 2008       $10.549      $10.668      69,180
                                 2009       $10.668      $10.548      65,722
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.155           0
                                 2006       $11.155      $11.550       3,847
                                 2007       $11.550      $12.993       3,351
                                 2008       $12.993      $ 8.271       4,424
                                 2009       $ 8.271      $10.823       5,634

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.695      25,029
                                 2005       $10.695      $10.875      32,517
                                 2006       $10.875      $11.704      28,236
                                 2007       $11.704      $11.830      20,706
                                 2008       $11.830      $ 8.920      18,610
                                 2009       $ 8.920      $12.527      22,601
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.240      23,812
                                 2005       $11.240      $11.240      53,430
                                 2006       $11.240      $13.079      62,257
                                 2007       $13.079      $13.354      72,827
                                 2008       $13.354      $ 9.244      75,789
                                 2009       $ 9.244      $12.335      70,114
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.382         996
                                 2006       $11.382      $13.784      10,307
                                 2007       $13.784      $15.171      14,204
                                 2008       $15.171      $10.681      15,035
                                 2009       $10.681      $12.962      20,550
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.952       4,744
                                 2005       $10.952      $11.916      33,181
                                 2006       $11.916      $13.882      41,820
                                 2007       $13.882      $14.136      46,078
                                 2008       $14.136      $ 8.749      46,084
                                 2009       $ 8.749      $10.852      40,783
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.519      17,190
                                 2005       $11.519      $12.490      84,580
                                 2006       $12.490      $14.927      96,755
                                 2007       $14.927      $16.959      83,944
                                 2008       $16.959      $ 9.950      79,077
                                 2009       $ 9.950      $13.420      64,268
GOLDMAN SACHS VIT GROWTH AND INCOME FUND
                                 2005       $10.000      $10.524      15,273
                                 2006       $10.524      $12.702      17,191
                                 2007       $12.702      $12.531      18,422
                                 2008       $12.531      $ 8.174      17,833
                                 2009       $ 8.174      $ 9.517      15,857

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                 2005       $10.000      $11.378      19,444
                                 2006       $11.378      $13.007      16,274
                                 2007       $13.007      $13.139       9,802
                                 2008       $13.139      $ 8.183       7,691
                                 2009       $ 8.183      $10.722       7,463
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                 2005       $10.000      $11.344      22,014
                                 2006       $11.344      $12.534      35,672
                                 2007       $12.534      $10.272      37,918
                                 2008       $10.272      $ 6.688      33,805
                                 2009       $ 6.688      $ 8.403      27,019
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                 2005       $10.000      $11.272      24,289
                                 2006       $11.272      $12.524      30,544
                                 2007       $12.524      $12.034      29,713
                                 2008       $12.034      $ 7.516      28,725
                                 2009       $ 7.516      $ 8.960      27,207
PIMCO VIT COMMODITYREALRETURN TM STRATEGY PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $ 9.497       3,174
                                 2007       $ 9.497      $11.508       5,630
                                 2008       $11.508      $ 6.359       3,837
                                 2009       $ 6.359      $ 8.862       5,450
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.710         295
                                 2007       $10.710      $11.143       1,461
                                 2008       $11.143      $ 9.357       2,726
                                 2009       $ 9.357      $12.014       1,937
PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.125       4,306
                                 2007       $10.125      $11.017      25,531
                                 2008       $11.017      $10.068      29,315
                                 2009       $10.068      $11.719      29,180
PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.307      25,765
                                 2007       $10.307      $11.021      32,524
                                 2008       $11.021      $11.357      47,009
                                 2009       $11.357      $12.736      55,043
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.000      $12.293      14,899
                                 2004       $12.293      $13.442      10,754
                                 2005       $13.442      $13.920      10,101
                                 2006       $13.920      $15.879       9,872

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $15.879      $14.682       9,054
                                 2008       $14.682      $ 8.857       8,700
                                 2009       $ 8.857      $11.315       7,365
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.000      $12.663      10,212
                                 2004       $12.663      $14.479      20,897
                                 2005       $14.479      $15.988      25,458
                                 2006       $15.988      $20.096      29,407
                                 2007       $20.096      $21.429      27,144
                                 2008       $21.429      $11.820      21,761
                                 2009       $11.820      $14.497      20,765
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.000      $12.159           0
                                 2004       $12.159      $13.478         476
                                 2005       $13.478      $14.433         748
                                 2006       $14.433      $16.183         732
                                 2007       $16.183      $15.101         789
                                 2008       $15.101      $ 8.984         904
                                 2009       $ 8.984      $11.566         710
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.000      $11.319       8,514
                                 2004       $11.319      $12.053      16,363
                                 2005       $12.053      $12.336      19,257
                                 2006       $12.336      $13.588      17,873
                                 2007       $13.588      $13.498      16,728
                                 2008       $13.498      $ 7.874      13,943
                                 2009       $ 7.874      $ 9.735      13,006
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2005       $10.000      $10.926      20,321
                                 2006       $10.926      $12.474      23,975
                                 2007       $12.474      $11.675      23,237
                                 2008       $11.675      $ 6.347      24,658
                                 2009       $ 6.347      $ 5.976           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.000      $11.728      12,975
                                 2004       $11.728      $12.122      22,344
                                 2005       $12.122      $12.609      26,458
                                 2006       $12.609      $13.084      26,611
                                 2007       $13.084      $13.585      26,951
                                 2008       $13.585      $ 8.418      16,584
                                 2009       $ 8.418      $13.578      14,269

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000       $8.075      21,326



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 1.5



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.201           0
                                 2004       $12.201      $13.491           0
                                 2005       $13.491      $16.278           0
                                 2006       $16.278      $17.226           0
                                 2007       $17.226      $20.216           0
                                 2008       $20.216      $10.136           0
                                 2009       $10.136      $16.846           0
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.227           0
                                 2004       $12.227      $13.007       6,539
                                 2005       $13.007      $13.473       7,575
                                 2006       $13.473      $14.680       6,784
                                 2007       $14.680      $14.993       6,469
                                 2008       $14.993      $ 9.366       4,689
                                 2009       $ 9.366      $11.412       4,368
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.852           0
                                 2004       $11.852      $12.918       7,089
                                 2005       $12.918      $14.973      11,801
                                 2006       $14.973      $15.297      12,169
                                 2007       $15.297      $17.930      11,323
                                 2008       $17.930      $ 9.210       7,487
                                 2009       $ 9.210      $15.470       6,578
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.656           0
                                 2004       $12.656      $13.995           0
                                 2005       $13.995      $14.909           0
                                 2006       $14.909      $19.037           0
                                 2007       $19.037      $21.585           0
                                 2008       $21.585      $12.128           0
                                 2009       $12.128      $15.192           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.568           0
                                 2004       $12.568      $13.874           0
                                 2005       $13.874      $14.519           0
                                 2006       $14.519      $16.894           0
                                 2007       $16.894      $19.377           0
                                 2008       $19.377      $10.675           0
                                 2009       $10.675      $10.194           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.936           0
                                 2004       $12.936      $14.580       1,316
                                 2005       $14.580      $15.219       3,102
                                 2006       $15.219      $18.195       3,013
                                 2007       $18.195      $19.096       2,386
                                 2008       $19.096      $11.060       2,519
                                 2009       $11.060      $12.625       2,548
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.301         209
                                 2004       $11.301      $12.172       1,838
                                 2005       $12.172      $12.197       1,737
                                 2006       $12.197      $13.072       1,611
                                 2007       $13.072      $13.351       1,566
                                 2008       $13.351      $10.081         720
                                 2009       $10.081      $14.298         601
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.634           0
                                 2004       $11.634      $12.664           0
                                 2005       $12.664      $13.285           0
                                 2006       $13.285      $14.885           0
                                 2007       $14.885      $15.051           0
                                 2008       $15.051      $10.884           0
                                 2009       $10.884      $13.364           0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2003       $10.000      $10.283           0
                                 2004       $10.283      $10.622      33,867
                                 2005       $10.622      $10.764      32,307
                                 2006       $10.764      $11.148      40,000
                                 2007       $11.148      $11.586      39,996
                                 2008       $11.586      $10.353      27,587
                                 2009       $10.353      $12.447      26,918

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.991       1,581
                                 2004       $ 9.991      $ 9.937       3,880
                                 2005       $ 9.937      $ 9.917       4,734
                                 2006       $ 9.917      $10.143       3,880
                                 2007       $10.143      $10.249       3,880
                                 2008       $10.249      $ 8.543       3,880
                                 2009       $ 8.543      $ 8.865       3,880
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.909       9,025
                                 2004       $ 9.909      $ 9.802      24,193
                                 2005       $ 9.802      $ 9.881      25,408
                                 2006       $ 9.881      $10.137      14,909
                                 2007       $10.137      $10.430      22,227
                                 2008       $10.430      $10.479      14,489
                                 2009       $10.479      $10.303      15,634
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.081           0
                                 2004       $12.081      $13.099       8,607
                                 2005       $13.099      $13.449      16,549
                                 2006       $13.449      $15.234      33,070
                                 2007       $15.234      $15.725      33,003
                                 2008       $15.725      $ 9.698      35,025
                                 2009       $ 9.698      $12.018      34,047
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.001           0
                                 2004       $12.001      $12.992       5,795
                                 2005       $12.992      $13.803       4,347
                                 2006       $13.803      $15.572       4,340
                                 2007       $15.572      $16.589       4,334
                                 2008       $16.589      $12.362       4,328
                                 2009       $12.362      $14.515       4,319
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.474           0
                                 2004       $11.474      $13.568           0
                                 2005       $13.568      $15.254         252
                                 2006       $15.254      $18.000         252
                                 2007       $18.000      $21.241         593
                                 2008       $21.241      $13.897         593
                                 2009       $13.897      $16.235         593
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $10.000      $11.288           0
                                 2004       $11.288      $12.216           0
                                 2005       $12.216      $13.468           0
                                 2006       $13.468      $14.671           0
                                 2007       $14.671      $15.344           0
                                 2008       $15.344      $12.825           0
                                 2009       $12.825      $16.405           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                 2003       $10.000      $14.872           0
                                 2004       $14.872      $17.983           0
                                 2005       $17.983      $23.650         177
                                 2006       $23.650      $31.893         994
                                 2007       $31.893      $44.036         958
                                 2008       $44.036      $18.726       1,385
                                 2009       $18.726      $31.319       1,305
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $11.590           0
                                 2004       $11.590      $12.707       8,183
                                 2005       $12.707      $13.415      13,539
                                 2006       $13.415      $14.847      17,408
                                 2007       $14.847      $15.086      14,481
                                 2008       $15.086      $11.467      11,565
                                 2009       $11.467      $13.808      10,902
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.683         608
                                 2004       $11.683      $12.339       2,509
                                 2005       $12.339      $14.009           0
                                 2006       $14.009      $14.298       1,365
                                 2007       $14.298      $17.100           0
                                 2008       $17.100      $ 8.515           0
                                 2009       $ 8.515      $13.824           0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.217           0
                                 2004       $12.217      $13.545       4,087
                                 2005       $13.545      $14.911       7,117
                                 2006       $14.911      $17.813       8,636
                                 2007       $17.813      $19.223       8,126
                                 2008       $19.223      $13.429       9,000
                                 2009       $13.429      $17.105       8,814
UIF INTERNATIONAL GROWTH EQUITY PORTFOLIO, CLASS II
                                 2006       $10.000      $10.731       3,004
                                 2007       $10.731      $12.054       4,139
                                 2008       $12.054      $ 6.100       4,785
                                 2009       $ 6.100      $ 8.188       4,296
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.080           0
                                 2004       $13.080      $15.621       1,735
                                 2005       $15.621      $18.015       1,778

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $18.015      $19.329       3,646
                                 2007       $19.329      $23.297       2,510
                                 2008       $23.297      $12.180       3,055
                                 2009       $12.180      $18.844       2,436
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.584           0
                                 2004       $13.584      $15.885         101
                                 2005       $15.885      $17.630           0
                                 2006       $17.630      $19.384           0
                                 2007       $19.384      $19.619           0
                                 2008       $19.619      $11.488           0
                                 2009       $11.488      $16.562           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2003       $10.000      $13.372         659
                                 2004       $13.372      $15.056         901
                                 2005       $15.056      $16.600       4,738
                                 2006       $16.600      $19.686       6,516
                                 2007       $19.686      $20.850       6,715
                                 2008       $20.850      $12.007       6,252
                                 2009       $12.007      $16.427       4,758
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.750           0
                                 2004       $12.750      $17.057       5,557
                                 2005       $17.057      $19.578       4,391
                                 2006       $19.578      $26.499       6,332
                                 2007       $26.499      $21.549       6,725
                                 2008       $21.549      $13.122       3,005
                                 2009       $13.122      $16.576       2,783
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $12.829           0
                                 2004       $12.829      $14.490           0
                                 2005       $14.490      $15.829           0
                                 2006       $15.829      $16.329       3,412
                                 2007       $16.329      $18.876       3,412
                                 2008       $18.876      $ 9.866       3,412
                                 2009       $ 9.866      $15.167       3,412
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2003       $10.000      $12.491         697
                                 2004       $12.491      $14.421      13,897
                                 2005       $14.421      $14.760      23,528
                                 2006       $14.760      $16.840      20,757
                                 2007       $16.840      $16.168      20,778
                                 2008       $16.168      $10.204      17,742
                                 2009       $10.204      $12.881      17,189

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $12.390           0
                                 2004       $12.390      $13.900       2,737
                                 2005       $13.900      $14.994       4,326
                                 2006       $14.994      $17.096       7,686
                                 2007       $17.096      $17.230       7,443
                                 2008       $17.230      $11.482       7,292
                                 2009       $11.482      $14.010       6,964
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.821         701
                                 2004       $11.821      $12.409           0
                                 2005       $12.409      $13.132       1,202
                                 2006       $13.132      $13.249       5,219
                                 2007       $13.249      $15.192       4,953
                                 2008       $15.192      $ 7.600       3,897
                                 2009       $ 7.600      $12.376       3,537
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2003       $10.000      $12.887           0
                                 2004       $12.887      $14.042       2,709
                                 2005       $14.042      $14.555       1,033
                                 2006       $14.555      $16.162         991
                                 2007       $16.162      $16.104       1,015
                                 2008       $16.104      $ 7.614       1,648
                                 2009       $ 7.614      $11.059       1,375
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2003       $10.000      $12.234           0
                                 2004       $12.234      $12.789         216
                                 2005       $12.789      $13.652         216
                                 2006       $13.652      $14.235           0
                                 2007       $14.235      $15.635           0
                                 2008       $15.635      $ 8.819           0
                                 2009       $ 8.819      $10.466           0
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.775           0
                                 2007       $10.775      $11.426           0
                                 2008       $11.426      $ 7.827           0
                                 2009       $ 7.827      $ 9.848           0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.797       2,685
                                 2005       $10.797      $11.386       1,820
                                 2006       $11.386      $12.424           0
                                 2007       $12.424      $13.346           0
                                 2008       $13.346      $ 9.357           0
                                 2009       $ 9.357      $11.946           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2003       $10.000      $12.446           0
                                 2004       $12.446      $14.013       1,699
                                 2005       $14.013      $15.380       4,096
                                 2006       $13.807      $15.880       1,008
                                 2007       $15.880      $16.369         999
                                 2008       $16.369      $ 9.543       1,315
                                 2009       $ 9.543      $11.291       1,345
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $12.279           0
                                 2004       $12.279      $13.427       4,384
                                 2005       $13.427      $13.807       2,574
                                 2006       $15.380      $14.933       7,645
                                 2007       $14.933      $16.538       7,348
                                 2008       $16.538      $ 9.333       8,717
                                 2009       $ 9.333      $12.191       8,344
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $11.870       4,526
                                 2006       $11.870      $15.768       9,364
                                 2007       $15.768      $16.365       9,990
                                 2008       $16.365      $ 7.516      14,075
                                 2009       $ 7.516      $ 9.928      12,485
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $11.480           0
                                 2004       $11.480      $12.228           0
                                 2005       $12.228      $13.806           0
                                 2006       $13.806      $13.486           0
                                 2007       $13.486      $15.062           0
                                 2008       $15.062      $ 8.911           0
                                 2009       $ 8.911      $12.011           0
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                                 2003       $10.000      $13.605         658
                                 2004       $13.605      $15.926         152
                                 2005       $15.926      $16.696       1,844
                                 2006       $16.696      $18.746       8,882
                                 2007       $18.746      $18.709       8,630
                                 2008       $18.709      $11.817       6,398
                                 2009       $11.817      $16.573       5,966
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                                 2005       $10.000      $10.948       4,431
                                 2006       $10.948      $13.293       5,683
                                 2007       $13.293      $15.948       4,056
                                 2008       $15.948      $ 9.915       3,595
                                 2009       $ 9.915      $10.711           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $10.728       2,787
                                 2006       $10.728      $12.765       2,662
                                 2007       $12.765      $12.025       1,337
                                 2008       $12.025      $ 6.973       1,223
                                 2009       $ 6.973      $ 8.297       1,223
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.885       9,072
                                 2006       $11.885      $13.020      19,158
                                 2007       $13.020      $15.013      16,942
                                 2008       $15.013      $ 8.458      13,128
                                 2009       $ 8.458      $11.265      12,178
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.084         677
                                 2006       $11.084      $12.298      15,832
                                 2007       $12.298      $13.523      16,769
                                 2008       $13.523      $ 7.724      19,211
                                 2009       $ 7.724      $ 9.645      17,459
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $10.470       2,701
                                 2006       $10.470      $11.428       6,474
                                 2007       $11.428      $11.520       7,028
                                 2008       $11.520      $ 8.478       6,610
                                 2009       $ 8.478      $11.957       5,789
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $12.103       1,793
                                 2006       $12.103      $13.375       7,105
                                 2007       $13.375      $15.164       7,108
                                 2008       $15.164      $ 9.003       6,628
                                 2009       $ 9.003      $12.370       6,252
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.207       4,921
                                 2007       $10.207      $10.531       7,534
                                 2008       $10.531      $10.639      30,599
                                 2009       $10.639      $10.509      31,909
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.148           0
                                 2006       $11.148      $11.530       2,492
                                 2007       $11.530      $12.957       3,161
                                 2008       $12.957      $ 8.240       2,985
                                 2009       $ 8.240      $10.771       2,671

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.688       6,254
                                 2005       $10.688      $10.856       2,605
                                 2006       $10.856      $11.673       1,806
                                 2007       $11.673      $11.786       1,832
                                 2008       $11.786      $ 8.878       1,872
                                 2009       $ 8.878      $12.455       1,664
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.233       4,656
                                 2005       $11.233      $11.221      22,211
                                 2006       $11.221      $13.044      19,809
                                 2007       $13.044      $13.304      18,547
                                 2008       $13.304      $ 9.200      10,501
                                 2009       $ 9.200      $12.264       9,411
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.374           0
                                 2006       $11.374      $13.760           0
                                 2007       $13.760      $15.129           0
                                 2008       $15.129      $10.641         519
                                 2009       $10.641      $12.901         516
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.944       1,519
                                 2005       $10.944      $11.896       5,855
                                 2006       $11.896      $13.845       7,049
                                 2007       $13.845      $14.083       7,202
                                 2008       $14.083      $ 8.707       6,676
                                 2009       $ 8.707      $10.790       5,644
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.511       4,692
                                 2005       $11.511      $12.468      16,247
                                 2006       $12.468      $14.887      18,099
                                 2007       $14.887      $16.896      17,386
                                 2008       $16.896      $ 9.903       8,850
                                 2009       $ 9.903      $13.342       7,540
GOLDMAN SACHS VIT GROWTH AND INCOME FUND
                                 2005       $10.000      $10.517         928
                                 2006       $10.517      $12.680         824
                                 2007       $12.680      $12.497       2,872
                                 2008       $12.497      $ 8.143       5,151
                                 2009       $ 8.143      $ 9.472       4,917

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                 2005       $10.000      $11.370       1,885
                                 2006       $11.370      $12.985       1,799
                                 2007       $12.985      $13.104           0
                                 2008       $13.104      $ 8.152           0
                                 2009       $ 8.152      $10.672           0
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                 2005       $10.000      $11.336       1,377
                                 2006       $11.336      $12.513       4,577
                                 2007       $12.513      $10.244       4,160
                                 2008       $10.244      $ 6.663       2,343
                                 2009       $ 6.663      $ 8.363       2,086
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                 2005       $10.000      $11.265       1,133
                                 2006       $11.265      $12.502       4,395
                                 2007       $12.502      $12.001       6,538
                                 2008       $12.001      $ 7.488       7,033
                                 2009       $ 7.488      $ 8.918       6,727
PIMCO VIT COMMODITYREALRETURN TM STRATEGY PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $ 9.491           0
                                 2007       $ 9.491      $11.489           0
                                 2008       $11.489      $ 6.341           0
                                 2009       $ 6.341      $ 8.829           0
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.703           0
                                 2007       $10.703      $11.124           0
                                 2008       $11.124      $ 9.332       2,406
                                 2009       $ 9.332      $11.969       2,387
PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.118       1,889
                                 2007       $10.118      $10.998       1,774
                                 2008       $10.998      $10.041       2,311
                                 2009       $10.041      $11.675       2,181
PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.300      16,510
                                 2007       $10.300      $11.002      22,612
                                 2008       $11.002      $11.326      23,885
                                 2009       $11.326      $12.689      24,248
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.000      $11.311           0
                                 2004       $11.311      $12.033         226
                                 2005       $12.033      $12.303       1,073
                                 2006       $12.303      $13.538         817

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.538      $13.435         791
                                 2008       $13.435      $ 7.829         760
                                 2009       $ 7.829      $ 9.669         745
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.000      $12.285       1,205
                                 2004       $12.285      $13.419           0
                                 2005       $13.419      $13.883           0
                                 2006       $13.883      $15.820           0
                                 2007       $15.820      $14.612           0
                                 2008       $14.612      $ 8.806           0
                                 2009       $ 8.806      $11.238           0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.000      $12.654         195
                                 2004       $12.654      $14.455       2,074
                                 2005       $14.455      $15.945       3,035
                                 2006       $15.945      $20.022         961
                                 2007       $20.022      $21.328         943
                                 2008       $21.328      $11.752         937
                                 2009       $11.752      $14.399         932
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.000      $12.151           0
                                 2004       $12.151      $13.455           0
                                 2005       $13.455      $14.394           0
                                 2006       $14.394      $16.123           0
                                 2007       $16.123      $15.030           0
                                 2008       $15.030      $ 8.932           0
                                 2009       $ 8.932      $11.488           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2005       $10.000      $10.918       1,501
                                 2006       $10.918      $12.453       3,781
                                 2007       $12.453      $11.643       5,576
                                 2008       $11.643      $ 6.323       6,898
                                 2009       $ 6.323      $ 5.953           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.000      $11.720           0
                                 2004       $11.720      $12.102       1,882
                                 2005       $12.102      $12.575       2,544
                                 2006       $12.575      $13.035       3,261
                                 2007       $13.035      $13.521       4,112
                                 2008       $13.521      $ 8.370       3,995
                                 2009       $ 8.370      $13.486       3,800

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000       $8.037       6,143



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH THE MAV DEATH BENEFIT OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT
                               OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.55



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.197         623
                                 2004       $12.197      $13.480         523
                                 2005       $13.480      $16.256         879
                                 2006       $16.256      $17.194         607
                                 2007       $17.194      $20.168         409
                                 2008       $20.168      $10.106         312
                                 2009       $10.106      $16.789         200
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.223       1,616
                                 2004       $12.223      $12.996      29,623
                                 2005       $12.996      $13.454      30,076
                                 2006       $13.454      $14.653      26,991
                                 2007       $14.653      $14.958      23,736
                                 2008       $14.958      $ 9.339      12,767
                                 2009       $ 9.339      $11.373       8,664
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.848       1,790
                                 2004       $11.848      $12.907      17,173
                                 2005       $12.907      $14.953      16,295
                                 2006       $14.953      $15.269      15,558
                                 2007       $15.269      $17.888      10,835
                                 2008       $17.888      $ 9.184      13,667
                                 2009       $ 9.184      $15.418      10,411
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.652       2,600
                                 2004       $12.652      $13.983       9,341
                                 2005       $13.983      $14.889       9,230
                                 2006       $14.889      $19.002       8,230
                                 2007       $19.002      $21.534       6,803
                                 2008       $21.534      $12.094       3,987
                                 2009       $12.094      $15.140       2,946

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.564          662
                                 2004       $12.564      $13.862          997
                                 2005       $13.862      $14.499          967
                                 2006       $14.499      $16.862          898
                                 2007       $16.862      $19.331          861
                                 2008       $19.331      $10.644          827
                                 2009       $10.644      $10.163            0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.931        2,247
                                 2004       $12.931      $14.568        5,895
                                 2005       $14.568      $15.199        6,958
                                 2006       $15.199      $18.162        6,186
                                 2007       $18.162      $19.051        4,317
                                 2008       $19.051      $11.028        3,646
                                 2009       $11.028      $12.582        3,081
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.297        1,291
                                 2004       $11.297      $12.162        7,168
                                 2005       $12.162      $12.181        7,800
                                 2006       $12.181      $13.048        7,465
                                 2007       $13.048      $13.320        7,453
                                 2008       $13.320      $10.052        6,205
                                 2009       $10.052      $14.250        5,054
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.630        1,291
                                 2004       $11.630      $12.653        2,420
                                 2005       $12.653      $13.267        3,027
                                 2006       $13.267      $14.857        2,669
                                 2007       $14.857      $15.015        2,071
                                 2008       $15.015      $10.853        2,040
                                 2009       $10.853      $13.319          557
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2003       $10.000      $10.279        9,635
                                 2004       $10.279      $10.613       55,986
                                 2005       $10.613      $10.750       84,876
                                 2006       $10.750      $11.127      122,078
                                 2007       $11.127      $11.559      114,427
                                 2008       $11.559      $10.323       81,565
                                 2009       $10.323      $12.405       82,792

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.988         579
                                 2004       $ 9.988      $ 9.929       5,610
                                 2005       $ 9.929      $ 9.904      14,195
                                 2006       $ 9.904      $10.124      18,083
                                 2007       $10.124      $10.225      16,594
                                 2008       $10.225      $ 8.518      14,343
                                 2009       $ 8.518      $ 8.835      17,257
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.906       1,824
                                 2004       $ 9.906      $ 9.793      51,934
                                 2005       $ 9.793      $ 9.867      59,633
                                 2006       $ 9.867      $10.118      72,981
                                 2007       $10.118      $10.405      67,312
                                 2008       $10.405      $10.449      49,483
                                 2009       $10.449      $10.268      69,227
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.077       3,737
                                 2004       $12.077      $13.088      10,590
                                 2005       $13.088      $13.431      17,136
                                 2006       $13.431      $15.206      25,713
                                 2007       $15.206      $15.688      24,387
                                 2008       $15.688      $ 9.670      21,585
                                 2009       $ 9.670      $11.978      20,707
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.997       8,940
                                 2004       $11.997      $12.981      12,775
                                 2005       $12.981      $13.784      11,067
                                 2006       $13.784      $15.543       9,541
                                 2007       $15.543      $16.550       9,409
                                 2008       $16.550      $12.326       4,491
                                 2009       $12.326      $14.466       3,720
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.470           0
                                 2004       $11.470      $13.557         116
                                 2005       $13.557      $15.233       1,413
                                 2006       $15.233      $17.967       1,393
                                 2007       $17.967      $21.191         659
                                 2008       $21.191      $13.857         566
                                 2009       $13.857      $16.180         461
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $10.000      $11.285       1,551
                                 2004       $11.285      $12.206       3,809
                                 2005       $12.206      $13.450       3,137
                                 2006       $13.450      $14.644       3,211
                                 2007       $14.644      $15.308       3,012
                                 2008       $15.308      $12.788       1,754
                                 2009       $12.788      $16.350       1,707

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                 2003       $10.000      $14.867       2,327
                                 2004       $14.867      $17.968       4,136
                                 2005       $17.968      $23.618       6,349
                                 2006       $23.618      $31.834       6,698
                                 2007       $31.834      $43.932       5,413
                                 2008       $43.932      $18.672       5,902
                                 2009       $18.672      $31.213       6,305
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $11.586         629
                                 2004       $11.586      $12.696       6,153
                                 2005       $12.696      $13.397      18,434
                                 2006       $13.397      $14.820      17,401
                                 2007       $14.820      $15.050      17,342
                                 2008       $15.050      $11.434      16,837
                                 2009       $11.434      $13.761      16,382
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.679       1,152
                                 2004       $11.679      $12.328       1,427
                                 2005       $12.328      $13.990       1,419
                                 2006       $13.990      $14.271       1,943
                                 2007       $14.271      $17.059       1,922
                                 2008       $17.059      $ 8.490       1,778
                                 2009       $ 8.490      $13.777       1,104
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.213       6,414
                                 2004       $12.213      $13.533      19,015
                                 2005       $13.533      $14.891      23,225
                                 2006       $14.891      $17.780      23,546
                                 2007       $17.780      $19.178      20,486
                                 2008       $19.178      $13.390      17,020
                                 2009       $13.390      $17.047      13,393
UIF INTERNATIONAL GROWTH EQUITY PORTFOLIO, CLASS II
                                 2006       $10.000      $10.728       3,276
                                 2007       $10.728      $12.043       1,021
                                 2008       $12.043      $ 6.091       2,402
                                 2009       $ 6.091      $ 8.173       6,845
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.076         717
                                 2004       $13.076      $15.608       2,943
                                 2005       $15.608      $17.990      15,439

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $17.990      $19.293      21,567
                                 2007       $19.293      $23.242      19,996
                                 2008       $23.242      $12.145      24,701
                                 2009       $12.145      $18.780      19,300
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.580       3,993
                                 2004       $13.580      $15.872      12,899
                                 2005       $15.872      $17.606      12,585
                                 2006       $17.606      $19.348      11,979
                                 2007       $19.348      $19.572      11,879
                                 2008       $19.572      $11.455      11,340
                                 2009       $11.455      $16.506      10,838
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2003       $10.000      $13.368       6,362
                                 2004       $13.368      $15.043      15,793
                                 2005       $15.043      $16.578      20,993
                                 2006       $16.578      $19.650      26,303
                                 2007       $19.650      $20.801      23,654
                                 2008       $20.801      $11.973      19,195
                                 2009       $11.973      $16.371      13,480
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.746       3,713
                                 2004       $12.746      $17.042      10,784
                                 2005       $17.042      $19.552      22,939
                                 2006       $19.552      $26.450      23,268
                                 2007       $26.450      $21.498      24,634
                                 2008       $21.498      $13.085      26,713
                                 2009       $13.085      $16.520      24,287
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $12.824       2,230
                                 2004       $12.824      $14.478       3,794
                                 2005       $14.478      $15.808       6,935
                                 2006       $15.808      $16.298       5,298
                                 2007       $16.298      $18.832       5,069
                                 2008       $18.832      $ 9.837       3,349
                                 2009       $ 9.837      $15.115       1,150
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2003       $10.000      $12.487      12,014
                                 2004       $12.487      $14.408      41,479
                                 2005       $14.408      $14.740      69,291
                                 2006       $14.740      $16.809      72,271
                                 2007       $16.809      $16.130      67,318
                                 2008       $16.130      $10.175      66,972
                                 2009       $10.175      $12.838      59,119

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $12.385       7,678
                                 2004       $12.385      $13.888      24,955
                                 2005       $13.888      $14.974      27,392
                                 2006       $14.974      $17.064      25,379
                                 2007       $17.064      $17.189      23,839
                                 2008       $17.189      $11.449      22,434
                                 2009       $11.449      $13.962      19,503
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.817         751
                                 2004       $11.817      $12.399       4,567
                                 2005       $12.399      $13.114       4,493
                                 2006       $13.114      $13.225       3,265
                                 2007       $13.225      $15.156       3,057
                                 2008       $15.156      $ 7.578       2,614
                                 2009       $ 7.578      $12.334       1,706
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2003       $10.000      $12.883           0
                                 2004       $12.883      $14.031       5,523
                                 2005       $14.031      $14.535       6,236
                                 2006       $14.535      $16.132       5,800
                                 2007       $16.132      $16.066       4,417
                                 2008       $16.066      $ 7.592       6,313
                                 2009       $ 7.592      $11.021       5,268
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2003       $10.000      $12.230       1,859
                                 2004       $12.230      $12.778       1,855
                                 2005       $12.778      $13.634       1,141
                                 2006       $13.634      $14.209       1,141
                                 2007       $14.209      $15.598       1,141
                                 2008       $15.598      $ 8.793         413
                                 2009       $ 8.793      $10.430         413
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.771       3,724
                                 2007       $10.771      $11.417       3,405
                                 2008       $11.417      $ 7.816       3,321
                                 2009       $ 7.816      $ 9.829       2,159
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.793      11,166
                                 2005       $10.793      $11.376      11,086
                                 2006       $11.376      $12.407      11,084
                                 2007       $12.407      $13.321      10,849
                                 2008       $13.321      $ 9.335      10,733
                                 2009       $ 9.335      $11.911      10,599

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2003       $10.000      $12.441         321
                                 2004       $12.441      $14.001       1,519
                                 2005       $14.001      $15.359       5,607
                                 2006       $15.359      $15.850      16,198
                                 2007       $15.850      $16.330      13,867
                                 2008       $16.330      $ 9.516      12,478
                                 2009       $ 9.516      $11.253      10,876
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $12.275       3,995
                                 2004       $12.275      $13.415      17,265
                                 2005       $13.415      $13.788      16,861
                                 2006       $13.788      $14.905       5,736
                                 2007       $14.905      $16.499       4,535
                                 2008       $16.499      $ 9.306       4,603
                                 2009       $ 9.306      $12.149       4,503
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $11.866       9,392
                                 2006       $11.866      $15.755      20,261
                                 2007       $15.755      $16.343      21,992
                                 2008       $16.343      $ 7.502      23,181
                                 2009       $ 7.502      $ 9.904      20,839
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $11.476         936
                                 2004       $11.476      $12.217       2,090
                                 2005       $12.217      $13.788       2,045
                                 2006       $13.788      $13.461       2,094
                                 2007       $13.461      $15.027       1,965
                                 2008       $15.027      $ 8.885       1,215
                                 2009       $ 8.885      $11.970         923
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                                 2003       $10.000      $13.600       1,212
                                 2004       $13.600      $15.912      11,663
                                 2005       $15.912      $16.673      14,974
                                 2006       $16.673      $18.711      15,699
                                 2007       $18.711      $18.664      16,541
                                 2008       $18.664      $11.783      16,138
                                 2009       $11.783      $16.517      13,146
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                                 2005       $10.000      $10.945       1,109
                                 2006       $10.945      $13.282       1,819
                                 2007       $13.282      $15.926       1,561
                                 2008       $15.926      $ 9.897       1,337
                                 2009       $ 9.897      $10.687           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $10.724           0
                                 2006       $10.724      $12.754         599
                                 2007       $12.754      $12.009         595
                                 2008       $12.009      $ 6.960         782
                                 2009       $ 6.960      $ 8.278         191
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.881      12,903
                                 2006       $11.881      $13.009      17,162
                                 2007       $13.009      $14.993      24,941
                                 2008       $14.993      $ 8.443      23,792
                                 2009       $ 8.443      $11.238      15,824
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.080       7,580
                                 2006       $11.080      $12.288      14,335
                                 2007       $12.288      $13.504      12,769
                                 2008       $13.504      $ 7.709      11,093
                                 2009       $ 7.709      $ 9.622      11,173
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $10.466       1,658
                                 2006       $10.466      $11.418       5,694
                                 2007       $11.418      $11.504       6,586
                                 2008       $11.504      $ 8.462       4,473
                                 2009       $ 8.462      $11.929       4,193
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $12.099       2,565
                                 2006       $12.099      $13.364       3,963
                                 2007       $13.364      $15.144       3,800
                                 2008       $15.144      $ 8.986       3,758
                                 2009       $ 8.986      $12.340       3,730
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.203       2,709
                                 2007       $10.203      $10.522       4,860
                                 2008       $10.522      $10.625       4,961
                                 2009       $10.625      $10.489       8,993
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.144       3,696
                                 2006       $11.144      $11.520       6,340
                                 2007       $11.520      $12.940       4,802
                                 2008       $12.940      $ 8.224       5,027
                                 2009       $ 8.224      $10.746       4,721

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.685       5,890
                                 2005       $10.685      $10.847      15,698
                                 2006       $10.847      $11.657      18,903
                                 2007       $11.657      $11.764      17,623
                                 2008       $11.764      $ 8.857      17,194
                                 2009       $ 8.857      $12.419      15,280
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.229         937
                                 2005       $11.229      $11.211      16,340
                                 2006       $11.211      $13.026      18,775
                                 2007       $13.026      $13.279      18,706
                                 2008       $13.279      $ 9.178      18,045
                                 2009       $ 9.178      $12.229      18,668
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.370         207
                                 2006       $11.370      $13.749       1,321
                                 2007       $13.749      $15.109       2,450
                                 2008       $15.109      $10.621       2,455
                                 2009       $10.621      $12.870       4,135
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.941         840
                                 2005       $10.941      $11.886      11,565
                                 2006       $11.886      $13.826      13,529
                                 2007       $13.826      $14.057      13,239
                                 2008       $14.057      $ 8.686      12,640
                                 2009       $ 8.686      $10.759      11,613
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.508         773
                                 2005       $11.508      $12.458      12,780
                                 2006       $12.458      $14.867      18,523
                                 2007       $14.867      $16.865      15,816
                                 2008       $16.865      $ 9.880      15,463
                                 2009       $ 9.880      $13.304      13,228
GOLDMAN SACHS VIT GROWTH AND INCOME FUND
                                 2005       $10.000      $10.514       3,085
                                 2006       $10.514      $12.669       5,262
                                 2007       $12.669      $12.480       8,827
                                 2008       $12.480      $ 8.128       7,885
                                 2009       $ 8.128      $ 9.450       7,993

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                 2005       $10.000      $11.366       2,717
                                 2006       $11.366      $12.974       2,904
                                 2007       $12.974      $13.086       2,894
                                 2008       $13.086      $ 8.137       1,966
                                 2009       $ 8.137      $10.646       1,865
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                 2005       $10.000      $11.333      11,367
                                 2006       $11.333      $12.502      14,355
                                 2007       $12.502      $10.230      14,320
                                 2008       $10.230      $ 6.650      12,453
                                 2009       $ 6.650      $ 8.343       8,201
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                 2005       $10.000      $11.261       6,856
                                 2006       $11.261      $12.492      13,475
                                 2007       $12.492      $11.985      12,846
                                 2008       $11.985      $ 7.474      10,700
                                 2009       $ 7.474      $ 8.897       9,704
PIMCO VIT COMMODITYREALRETURN TM STRATEGY PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $ 9.488         404
                                 2007       $ 9.488      $11.479         467
                                 2008       $11.479      $ 6.333       1,099
                                 2009       $ 6.333      $ 8.812         600
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.699           0
                                 2007       $10.699      $11.114           0
                                 2008       $11.114      $ 9.319         202
                                 2009       $ 9.319      $11.946         200
PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.115           0
                                 2007       $10.115      $10.989           0
                                 2008       $10.989      $10.027         593
                                 2009       $10.027      $11.654       1,202
PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.297       8,654
                                 2007       $10.297      $10.993      14,000
                                 2008       $10.993      $11.311       4,457
                                 2009       $11.311      $12.665      19,668
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.000      $11.307       1,192
                                 2004       $11.307      $12.022       5,170
                                 2005       $12.022      $12.286       6,514
                                 2006       $12.286      $13.512       6,636

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.512      $13.403       6,649
                                 2008       $13.403      $ 7.806       7,295
                                 2009       $ 7.806      $ 9.636       7,267
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.000      $12.281           0
                                 2004       $12.281      $13.408       3,765
                                 2005       $13.408      $13.864       3,723
                                 2006       $13.864      $15.791       3,657
                                 2007       $15.791      $14.578       1,586
                                 2008       $14.578      $ 8.781       1,821
                                 2009       $ 8.781      $11.200       1,681
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.000      $12.650       3,657
                                 2004       $12.650      $14.443       8,072
                                 2005       $14.443      $15.923      10,263
                                 2006       $15.923      $19.984       9,992
                                 2007       $19.984      $21.277       7,420
                                 2008       $21.277      $11.718       7,073
                                 2009       $11.718      $14.350       7,098
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.000      $12.147           0
                                 2004       $12.147      $13.444           0
                                 2005       $13.444      $14.374           0
                                 2006       $14.374      $16.093           0
                                 2007       $16.093      $14.994           0
                                 2008       $14.994      $ 8.906           0
                                 2009       $ 8.906      $11.449           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2005       $10.000      $10.915       3,664
                                 2006       $10.915      $12.443       9,942
                                 2007       $12.443      $11.627       9,614
                                 2008       $11.627      $ 6.311       9,101
                                 2009       $ 6.311      $ 5.941           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.000      $11.716         298
                                 2004       $11.716      $12.091       4,319
                                 2005       $12.091      $12.558       4,848
                                 2006       $12.558      $13.011       5,117
                                 2007       $13.011      $13.489       3,665
                                 2008       $13.489      $ 8.346       3,543
                                 2009       $ 8.346      $13.440       2,875

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000       $8.017       7,448



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION
                           (ANNUAL INCREASE) OPTION

                           MORTALITY & EXPENSE = 1.6



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.193       61,935
                                 2004       $12.193      $13.468       84,626
                                 2005       $13.468      $16.234       78,098
                                 2006       $16.234      $17.162       84,452
                                 2007       $17.162      $20.121       70,816
                                 2008       $20.121      $10.077       69,826
                                 2009       $10.077      $16.732       58,625
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.219      370,921
                                 2004       $12.219      $12.985      593,089
                                 2005       $12.985      $13.436      587,556
                                 2006       $13.436      $14.625      523,933
                                 2007       $14.625      $14.922      477,295
                                 2008       $14.922      $ 9.312      408,515
                                 2009       $ 9.312      $11.334      381,858
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.844      383,335
                                 2004       $11.844      $12.896      563,235
                                 2005       $12.896      $14.932      558,613
                                 2006       $14.932      $15.240      539,817
                                 2007       $15.240      $17.845      485,775
                                 2008       $17.845      $ 9.157      435,365
                                 2009       $ 9.157      $15.365      373,643
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.648      115,872
                                 2004       $12.648      $13.971      144,798
                                 2005       $13.971      $14.869      124,317
                                 2006       $14.869      $18.967      109,160
                                 2007       $18.967      $21.483       90,999
                                 2008       $21.483      $12.059       59,683
                                 2009       $12.059      $15.089       50,249

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.560        35,755
                                 2004       $12.560      $13.851        43,351
                                 2005       $13.851      $14.480        41,510
                                 2006       $14.480      $16.831        34,505
                                 2007       $16.831      $19.285        28,403
                                 2008       $19.285      $10.614        27,637
                                 2009       $10.614      $10.132             0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.927       217,921
                                 2004       $12.927      $14.556       386,604
                                 2005       $14.556      $15.178       423,825
                                 2006       $15.178      $18.128       406,602
                                 2007       $18.128      $19.006       355,135
                                 2008       $19.006      $10.996       292,447
                                 2009       $10.996      $12.540       257,977
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.293       168,118
                                 2004       $11.293      $12.152       229,257
                                 2005       $12.152      $12.164       200,736
                                 2006       $12.164      $13.023       180,513
                                 2007       $13.023      $13.288       163,166
                                 2008       $13.288      $10.023       141,061
                                 2009       $10.023      $14.201       119,318
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.626       214,961
                                 2004       $11.626      $12.642       246,783
                                 2005       $12.642      $13.249       186,933
                                 2006       $13.249      $14.829       154,684
                                 2007       $14.829      $14.980       126,485
                                 2008       $14.980      $10.821        88,670
                                 2009       $10.821      $13.274        83,089
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2003       $10.000      $10.276       526,446
                                 2004       $10.276      $10.604       909,171
                                 2005       $10.604      $10.735     1,009,551
                                 2006       $10.735      $11.106     1,103,429
                                 2007       $11.106      $11.532     1,103,099
                                 2008       $11.532      $10.293       897,151
                                 2009       $10.293      $12.363       884,208

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.984       574,826
                                 2004       $ 9.984      $ 9.920       954,804
                                 2005       $ 9.920      $ 9.890     1,059,818
                                 2006       $ 9.890      $10.105     1,027,297
                                 2007       $10.105      $10.201       930,092
                                 2008       $10.201      $ 8.494       799,489
                                 2009       $ 8.494      $ 8.805       738,542
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.902       416,006
                                 2004       $ 9.902      $ 9.785       608,186
                                 2005       $ 9.785      $ 9.854       704,574
                                 2006       $ 9.854      $10.099       688,247
                                 2007       $10.099      $10.381       836,583
                                 2008       $10.381      $10.418       944,549
                                 2009       $10.418      $10.233       701,934
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.073       547,466
                                 2004       $12.073      $13.077       702,177
                                 2005       $13.077      $13.413       684,206
                                 2006       $13.413      $15.178       613,720
                                 2007       $15.178      $15.650       546,807
                                 2008       $15.650      $ 9.642       544,019
                                 2009       $ 9.642      $11.937       523,288
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.993       215,575
                                 2004       $11.993      $12.970       293,243
                                 2005       $12.970      $13.766       263,391
                                 2006       $13.766      $15.514       264,572
                                 2007       $15.514      $16.511       242,918
                                 2008       $16.511      $12.291       241,105
                                 2009       $12.291      $14.417       267,015
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.466        54,147
                                 2004       $11.466      $13.545        68,278
                                 2005       $13.545      $15.212        73,643
                                 2006       $15.212      $17.933        70,934
                                 2007       $17.933      $21.140        48,527
                                 2008       $21.140      $13.817        42,693
                                 2009       $13.817      $16.126        41,626
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $10.000      $11.281        30,598
                                 2004       $11.281      $12.196        89,265
                                 2005       $12.196      $13.431        89,271
                                 2006       $13.431      $14.617        86,866
                                 2007       $14.617      $15.272        76,596
                                 2008       $15.272      $12.752        64,245
                                 2009       $12.752      $16.295        55,845

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                 2003       $10.000      $14.862       71,008
                                 2004       $14.862      $17.952      111,634
                                 2005       $17.952      $23.586      132,293
                                 2006       $23.586      $31.775      150,988
                                 2007       $31.775      $43.828      131,533
                                 2008       $43.828      $18.619       92,473
                                 2009       $18.619      $31.107      103,188
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $11.582      117,972
                                 2004       $11.582      $12.685      219,831
                                 2005       $12.685      $13.378      284,190
                                 2006       $13.378      $14.792      302,006
                                 2007       $14.792      $15.014      233,588
                                 2008       $15.014      $11.401      210,875
                                 2009       $11.401      $13.715      208,065
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.675      138,503
                                 2004       $11.675      $12.318      236,992
                                 2005       $12.318      $13.971      219,751
                                 2006       $13.971      $14.244      207,752
                                 2007       $14.244      $17.019      180,460
                                 2008       $17.019      $ 8.466      149,586
                                 2009       $ 8.466      $13.730      133,363
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.209      144,041
                                 2004       $12.209      $13.522      338,179
                                 2005       $13.522      $14.871      478,749
                                 2006       $14.871      $17.747      485,462
                                 2007       $17.747      $19.132      430,629
                                 2008       $19.132      $13.352      350,871
                                 2009       $13.352      $16.989      346,172
UIF INTERNATIONAL GROWTH EQUITY PORTFOLIO, CLASS II
                                 2006       $10.000      $10.724       34,936
                                 2007       $10.724      $12.033       59,894
                                 2008       $12.033      $ 6.083       36,073
                                 2009       $ 6.083      $ 8.157       45,600
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.071      221,205
                                 2004       $13.071      $15.595      350,134
                                 2005       $15.595      $17.966      365,037

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $17.966      $19.257       361,315
                                 2007       $19.257      $23.187       317,263
                                 2008       $23.187      $12.110       252,202
                                 2009       $12.110      $18.717       220,515
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.575       197,028
                                 2004       $13.575      $15.858       274,833
                                 2005       $15.858      $17.582       272,789
                                 2006       $17.582      $19.312       262,092
                                 2007       $19.312      $19.526       226,867
                                 2008       $19.526      $11.422       191,537
                                 2009       $11.422      $16.450       172,191
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2003       $10.000      $13.363       348,116
                                 2004       $13.363      $15.030       504,735
                                 2005       $15.030      $16.555       528,435
                                 2006       $16.555      $19.613       525,273
                                 2007       $19.613      $20.752       453,633
                                 2008       $20.752      $11.938       399,240
                                 2009       $11.938      $16.316       363,620
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.742       178,185
                                 2004       $12.742      $17.028       357,931
                                 2005       $17.028      $19.525       373,998
                                 2006       $19.525      $26.401       347,422
                                 2007       $26.401      $21.447       301,144
                                 2008       $21.447      $13.047       254,512
                                 2009       $13.047      $16.464       215,423
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $12.820        73,814
                                 2004       $12.820      $14.466       104,150
                                 2005       $14.466      $15.786        87,685
                                 2006       $15.786      $16.268        86,803
                                 2007       $16.268      $18.787        85,796
                                 2008       $18.787      $ 9.809        76,994
                                 2009       $ 9.809      $15.064        69,894
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2003       $10.000      $12.483       898,393
                                 2004       $12.483      $14.396     1,533,840
                                 2005       $14.396      $14.720     1,692,330
                                 2006       $14.720      $16.777     1,579,414
                                 2007       $16.777      $16.092     1,433,747
                                 2008       $16.092      $10.145     1,216,650
                                 2009       $10.145      $12.794     1,114,963

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $12.381       531,549
                                 2004       $12.381      $13.876       968,432
                                 2005       $13.876      $14.953     1,018,304
                                 2006       $14.953      $17.032       950,406
                                 2007       $17.032      $17.148       814,975
                                 2008       $17.148      $11.416       710,538
                                 2009       $11.416      $13.915       636,658
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.813       225,398
                                 2004       $11.813      $12.388       273,736
                                 2005       $12.388      $13.096       257,568
                                 2006       $13.096      $13.200       227,629
                                 2007       $13.200      $15.120       187,277
                                 2008       $15.120      $ 7.556       165,737
                                 2009       $ 7.556      $12.292       152,574
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2003       $10.000      $12.878       138,446
                                 2004       $12.878      $14.019       249,632
                                 2005       $14.019      $14.516       226,779
                                 2006       $14.516      $16.102       206,748
                                 2007       $16.102      $16.028       182,860
                                 2008       $16.028      $ 7.570       175,621
                                 2009       $ 7.570      $10.984       144,679
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2003       $10.000      $12.226       102,343
                                 2004       $12.226      $12.768       118,640
                                 2005       $12.768      $13.615        92,533
                                 2006       $13.615      $14.182        84,229
                                 2007       $14.182      $15.561        63,558
                                 2008       $15.561      $ 8.768        54,320
                                 2009       $ 8.768      $10.395        51,906
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.768        77,159
                                 2007       $10.768      $11.407        66,993
                                 2008       $11.407      $ 7.806        63,148
                                 2009       $ 7.806      $ 9.811        58,633
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.789        18,120
                                 2005       $10.789      $11.367        30,705
                                 2006       $11.367      $12.390        23,131
                                 2007       $12.390      $13.297        20,634
                                 2008       $13.297      $ 9.313        14,494
                                 2009       $ 9.313      $11.877        15,999

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $12.437      150,818
                                 2004       $12.437      $13.989      221,062
                                 2005       $13.989      $15.338      246,517
                                 2006       $15.338      $14.877      241,377
                                 2007       $14.877      $16.460      233,850
                                 2008       $16.460      $ 9.279      189,011
                                 2009       $ 9.279      $12.108      182,021
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2003       $10.000      $12.271      401,539
                                 2004       $12.271      $13.404      511,264
                                 2005       $13.404      $13.770      489,546
                                 2006       $13.770      $15.821      431,729
                                 2007       $15.821      $16.291      376,960
                                 2008       $16.291      $ 9.488      325,975
                                 2009       $ 9.488      $11.215      290,950
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $11.862       86,632
                                 2006       $11.862      $15.741      189,365
                                 2007       $15.741      $16.321      211,417
                                 2008       $16.321      $ 7.488      195,684
                                 2009       $ 7.488      $ 9.880      179,802
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $11.472      161,943
                                 2004       $11.472      $12.207      199,308
                                 2005       $12.207      $13.769      197,532
                                 2006       $13.769      $13.436      172,369
                                 2007       $13.436      $14.991      156,130
                                 2008       $14.991      $ 8.860      143,447
                                 2009       $ 8.860      $11.930      127,365
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                                 2003       $10.000      $13.595      274,965
                                 2004       $13.595      $15.899      410,042
                                 2005       $15.899      $16.651      433,022
                                 2006       $16.651      $18.676      415,530
                                 2007       $18.676      $18.620      380,310
                                 2008       $18.620      $11.749      324,217
                                 2009       $11.749      $16.461      293,327
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                                 2005       $10.000      $10.941       15,832
                                 2006       $10.941      $13.270       23,344
                                 2007       $13.270      $15.904       30,808
                                 2008       $15.904      $ 9.878       48,081
                                 2009       $ 9.878      $10.663            0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $10.720        8,804
                                 2006       $10.720      $12.743       34,477
                                 2007       $12.743      $11.993       32,222
                                 2008       $11.993      $ 6.947       25,441
                                 2009       $ 6.947      $ 8.258       25,735
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.876      128,269
                                 2006       $11.876      $12.998      198,759
                                 2007       $12.998      $14.973      230,214
                                 2008       $14.973      $ 8.427      265,255
                                 2009       $ 8.427      $11.211      274,217
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.076       23,495
                                 2006       $11.076      $12.277       54,782
                                 2007       $12.277      $13.486       56,369
                                 2008       $13.486      $ 7.695       60,276
                                 2009       $ 7.695      $ 9.599       60,722
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $10.463       24,058
                                 2006       $10.463      $11.409       44,256
                                 2007       $11.409      $11.488       48,022
                                 2008       $11.488      $ 8.446       43,228
                                 2009       $ 8.446      $11.900       41,973
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $12.095       46,521
                                 2006       $12.095      $13.352       87,873
                                 2007       $13.352      $15.123       82,129
                                 2008       $15.123      $ 8.970       72,737
                                 2009       $ 8.970      $12.311       60,751
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.200       13,970
                                 2007       $10.200      $10.513      111,459
                                 2008       $10.513      $10.610      367,684
                                 2009       $10.610      $10.470      349,523
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.140        5,522
                                 2006       $11.140      $11.510       16,179
                                 2007       $11.510      $12.922       14,761
                                 2008       $12.922      $ 8.209       28,562
                                 2009       $ 8.209      $10.720       32,985

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.681       73,675
                                 2005       $10.681      $10.838       95,386
                                 2006       $10.838      $11.641       91,682
                                 2007       $11.641      $11.742       86,499
                                 2008       $11.742      $ 8.836       75,011
                                 2009       $ 8.836      $12.383       70,314
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.225       65,570
                                 2005       $11.225      $11.202      185,049
                                 2006       $11.202      $13.008      238,471
                                 2007       $13.008      $13.254      255,837
                                 2008       $13.254      $ 9.156      245,214
                                 2009       $ 9.156      $12.194      215,912
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.366       24,927
                                 2006       $11.366      $13.737       31,082
                                 2007       $13.737      $15.088       49,812
                                 2008       $15.088      $10.601       59,854
                                 2009       $10.601      $12.839       55,957
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.937       54,470
                                 2005       $10.937      $11.875      120,041
                                 2006       $11.875      $13.807      135,146
                                 2007       $13.807      $14.031      136,965
                                 2008       $14.031      $ 8.666      133,034
                                 2009       $ 8.666      $10.728      117,078
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.504       52,429
                                 2005       $11.504      $12.447      173,728
                                 2006       $12.447      $14.847      227,817
                                 2007       $14.847      $16.833      214,641
                                 2008       $16.833      $ 9.856      217,770
                                 2009       $ 9.856      $13.266      203,493
GOLDMAN SACHS VIT GROWTH AND INCOME FUND
                                 2005       $10.000      $10.510       25,428
                                 2006       $10.510      $12.659       70,169
                                 2007       $12.659      $12.463       67,358
                                 2008       $12.463      $ 8.113       53,313
                                 2009       $ 8.113      $ 9.427       53,483

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                 2005       $10.000      $11.362       44,698
                                 2006       $11.362      $12.963       49,736
                                 2007       $12.963      $13.068       39,835
                                 2008       $13.068      $ 8.122       37,011
                                 2009       $ 8.122      $10.621       31,874
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                 2005       $10.000      $11.329       52,794
                                 2006       $11.329      $12.492      113,695
                                 2007       $12.492      $10.216      109,245
                                 2008       $10.216      $ 6.638       96,357
                                 2009       $ 6.638      $ 8.323       92,684
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                 2005       $10.000      $11.257       18,819
                                 2006       $11.257      $12.481       45,956
                                 2007       $12.481      $11.969       57,135
                                 2008       $11.969      $ 7.460       57,686
                                 2009       $ 7.460      $ 8.875       60,771
PIMCO VIT COMMODITYREALRETURN TM STRATEGY PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $ 9.484       33,890
                                 2007       $ 9.484      $11.469       17,853
                                 2008       $11.469      $ 6.324       63,070
                                 2009       $ 6.324      $ 8.795       70,179
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.696        2,821
                                 2007       $10.696      $11.105        4,937
                                 2008       $11.105      $ 9.307       14,398
                                 2009       $ 9.307      $11.924       18,572
PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.111        7,240
                                 2007       $10.111      $10.979       64,914
                                 2008       $10.979      $10.014      122,143
                                 2009       $10.014      $11.632      127,372
PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.293       60,346
                                 2007       $10.293      $10.983      155,006
                                 2008       $10.983      $11.295      251,545
                                 2009       $11.295      $12.642      340,484
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.000      $11.303       80,721
                                 2004       $11.303      $12.012       96,823
                                 2005       $12.012      $12.270      100,498
                                 2006       $12.270      $13.487       77,063

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.487      $13.371       67,710
                                 2008       $13.371      $ 7.784       52,794
                                 2009       $ 7.784      $ 9.604       51,060
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.000      $12.276      110,638
                                 2004       $12.276      $13.396      123,948
                                 2005       $13.396      $13.845      103,872
                                 2006       $13.845      $15.762       94,372
                                 2007       $15.762      $14.543       82,711
                                 2008       $14.543      $ 8.756       76,589
                                 2009       $ 8.756      $11.162       55,728
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.000      $12.645      212,107
                                 2004       $12.645      $14.430      336,087
                                 2005       $14.430      $15.902      355,556
                                 2006       $15.902      $19.947      357,451
                                 2007       $19.947      $21.227      346,127
                                 2008       $21.227      $11.684      307,637
                                 2009       $11.684      $14.302      268,156
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.000      $12.142       12,782
                                 2004       $12.142      $13.433       12,695
                                 2005       $13.433      $14.355       10,818
                                 2006       $14.355      $16.063        8,811
                                 2007       $16.063      $14.959        7,412
                                 2008       $14.959      $ 8.881        3,597
                                 2009       $ 8.881      $11.410        3,267
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2005       $10.000      $10.911       21,809
                                 2006       $10.911      $12.432       38,307
                                 2007       $12.432      $11.612       44,470
                                 2008       $11.612      $ 6.299       47,112
                                 2009       $ 6.299      $ 5.930            0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.000      $11.712      200,908
                                 2004       $11.712      $12.081      265,523
                                 2005       $12.081      $12.541      262,613
                                 2006       $12.541      $12.987      232,496
                                 2007       $12.987      $13.457      195,573
                                 2008       $13.457      $ 8.322      162,064
                                 2009       $ 8.322      $13.395      138,929

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000       $7.998      42,530



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE
              EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.65



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.188          38
                                 2004       $12.188      $13.457          37
                                 2005       $13.457      $16.212          37
                                 2006       $16.212      $17.130         414
                                 2007       $17.130      $20.073           0
                                 2008       $20.073      $10.048           0
                                 2009       $10.048      $16.675           0
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.214      29,230
                                 2004       $12.214      $12.974      42,426
                                 2005       $12.974      $13.418      42,667
                                 2006       $13.418      $14.598      35,818
                                 2007       $14.598      $14.887      34,950
                                 2008       $14.887      $ 9.285      31,455
                                 2009       $ 9.285      $11.296      21,851
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.840       3,876
                                 2004       $11.840      $12.885      12,034
                                 2005       $12.885      $14.912      20,762
                                 2006       $14.912      $15.212      19,955
                                 2007       $15.212      $17.803      18,814
                                 2008       $17.803      $ 9.131      19,933
                                 2009       $ 9.131      $15.313      16,496
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.643       4,174
                                 2004       $12.643      $13.959       6,513
                                 2005       $13.959      $14.849       6,840
                                 2006       $14.849      $18.931       6,340
                                 2007       $18.931      $21.432       5,761
                                 2008       $21.432      $12.024       5,450
                                 2009       $12.024      $15.038       4,593

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.556       3,446
                                 2004       $12.556      $13.839       5,895
                                 2005       $13.839      $14.460       6,095
                                 2006       $14.460      $16.799       6,044
                                 2007       $16.799      $19.240       5,831
                                 2008       $19.240      $10.583       5,730
                                 2009       $10.583      $10.101           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.923       3,343
                                 2004       $12.923      $14.543       7,012
                                 2005       $14.543      $15.158       8,447
                                 2006       $15.158      $18.094       8,149
                                 2007       $18.094      $18.961       7,279
                                 2008       $18.961      $10.965       6,775
                                 2009       $10.965      $12.497       8,630
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.289      11,891
                                 2004       $11.289      $12.141      17,458
                                 2005       $12.141      $12.148      11,932
                                 2006       $12.148      $12.999      10,567
                                 2007       $12.999      $13.256      10,434
                                 2008       $13.256      $ 9.994       9,977
                                 2009       $ 9.994      $14.153       9,672
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.622         874
                                 2004       $11.622      $12.631       1,852
                                 2005       $12.631      $13.232       1,841
                                 2006       $13.232      $14.802       1,720
                                 2007       $14.802      $14.944       1,712
                                 2008       $14.944      $10.790       1,702
                                 2009       $10.790      $13.229         575
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2003       $10.000      $10.272      13,312
                                 2004       $10.272      $10.595      43,413
                                 2005       $10.595      $10.721      54,063
                                 2006       $10.721      $11.086      43,694
                                 2007       $11.086      $11.504      42,917
                                 2008       $11.504      $10.264      44,087
                                 2009       $10.264      $12.321      41,534

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.981      28,671
                                 2004       $ 9.981      $ 9.912      36,006
                                 2005       $ 9.912      $ 9.877      33,836
                                 2006       $ 9.877      $10.086      34,411
                                 2007       $10.086      $10.177      32,992
                                 2008       $10.177      $ 8.469      26,542
                                 2009       $ 8.469      $ 8.776      26,038
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.899      44,250
                                 2004       $ 9.899      $ 9.777      45,822
                                 2005       $ 9.777      $ 9.841      61,920
                                 2006       $ 9.841      $10.081      60,617
                                 2007       $10.081      $10.356      56,312
                                 2008       $10.356      $10.388      50,704
                                 2009       $10.388      $10.199      54,084
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.069       9,175
                                 2004       $12.069      $13.066      25,185
                                 2005       $13.066      $13.395      80,663
                                 2006       $13.395      $15.149      81,629
                                 2007       $15.149      $15.613      80,162
                                 2008       $15.613      $ 9.614      75,601
                                 2009       $ 9.614      $11.897      69,221
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.989       8,088
                                 2004       $11.989      $12.959      10,334
                                 2005       $12.959      $13.747       8,465
                                 2006       $13.747      $15.485       7,891
                                 2007       $15.485      $16.472       7,330
                                 2008       $16.472      $12.255       5,907
                                 2009       $12.255      $14.368      16,726
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.462         404
                                 2004       $11.462      $13.534       1,334
                                 2005       $13.534      $15.192       1,360
                                 2006       $15.192      $17.900       1,248
                                 2007       $17.900      $21.090       1,109
                                 2008       $21.090      $13.777       1,143
                                 2009       $13.777      $16.071         522
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $10.000      $11.277         228
                                 2004       $11.277      $12.185         756
                                 2005       $12.185      $13.413       1,761
                                 2006       $13.413      $14.590       1,751
                                 2007       $14.590      $15.235       1,723
                                 2008       $15.235      $12.715       1,638
                                 2009       $12.715      $16.239       1,549

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                 2003       $10.000      $14.857         639
                                 2004       $14.857      $17.937       1,524
                                 2005       $17.937      $23.554       1,532
                                 2006       $23.554      $31.716       1,589
                                 2007       $31.716      $43.724       1,270
                                 2008       $43.724      $18.565         965
                                 2009       $18.565      $31.002         939
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.671       3,421
                                 2004       $11.671      $12.307       9,249
                                 2005       $12.307      $13.952       9,435
                                 2006       $13.952      $14.218       9,395
                                 2007       $14.218      $16.978       9,550
                                 2008       $16.978      $ 8.441       9,363
                                 2009       $ 8.441      $13.684       9,112
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $11.579       4,530
                                 2004       $11.579      $12.675       8,394
                                 2005       $12.675      $13.360      11,710
                                 2006       $13.360      $14.765      11,431
                                 2007       $14.765      $14.979      10,811
                                 2008       $14.979      $11.368      10,618
                                 2009       $11.368      $13.668       8,326
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.205       9,002
                                 2004       $12.205      $13.510      16,072
                                 2005       $13.510      $14.851      21,812
                                 2006       $14.851      $17.714      23,913
                                 2007       $17.714      $19.087      23,577
                                 2008       $19.087      $13.313      22,960
                                 2009       $13.313      $16.932      15,382
UIF INTERNATIONAL GROWTH EQUITY PORTFOLIO, CLASS II
                                 2006       $10.000      $10.720           0
                                 2007       $10.720      $12.023         772
                                 2008       $12.023      $ 6.075         246
                                 2009       $ 6.075      $ 8.142         235
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.067       5,895
                                 2004       $13.067      $15.582      14,663
                                 2005       $15.582      $17.941      13,905

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $17.941      $19.221      13,700
                                 2007       $19.221      $23.132      12,057
                                 2008       $23.132      $12.076       9,098
                                 2009       $12.076      $18.653       5,662
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.570       5,310
                                 2004       $13.570      $15.845      12,824
                                 2005       $15.845      $17.558      12,546
                                 2006       $17.558      $19.276      12,441
                                 2007       $19.276      $19.480      11,050
                                 2008       $19.480      $11.389      10,732
                                 2009       $11.389      $16.394       6,618
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2003       $10.000      $13.359       9,238
                                 2004       $13.359      $15.018      14,116
                                 2005       $15.018      $16.533      18,484
                                 2006       $16.533      $19.577      18,870
                                 2007       $19.577      $20.702      17,661
                                 2008       $20.702      $11.904      14,968
                                 2009       $11.904      $16.260      11,306
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.737       1,631
                                 2004       $12.737      $17.013       5,949
                                 2005       $17.013      $19.499       9,640
                                 2006       $19.499      $26.352       9,040
                                 2007       $26.352      $21.396       8,422
                                 2008       $21.396      $13.009       8,579
                                 2009       $13.009      $16.408       7,030
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $12.816       7,172
                                 2004       $12.816      $14.454       7,754
                                 2005       $14.454      $15.765       7,320
                                 2006       $15.765      $16.238       5,454
                                 2007       $16.238      $18.742       5,371
                                 2008       $18.742      $ 9.781       5,112
                                 2009       $ 9.781      $15.013       3,765
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2003       $10.000      $12.479      37,053
                                 2004       $12.479      $14.384      64,842
                                 2005       $14.384      $14.700      78,954
                                 2006       $14.700      $16.746      78,985
                                 2007       $16.746      $16.054      73,591
                                 2008       $16.054      $10.116      66,042
                                 2009       $10.116      $12.751      52,072

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $12.377      31,722
                                 2004       $12.377      $13.865      48,885
                                 2005       $13.865      $14.933      49,163
                                 2006       $14.933      $17.001      39,602
                                 2007       $17.001      $17.107      38,697
                                 2008       $17.107      $11.383      37,668
                                 2009       $11.383      $13.868      28,917
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.809       4,759
                                 2004       $11.809      $12.378       7,793
                                 2005       $12.378      $13.079      10,109
                                 2006       $13.079      $13.176      10,083
                                 2007       $13.176      $15.084       9,907
                                 2008       $15.084      $ 7.534       9,573
                                 2009       $ 7.534      $12.250       2,861
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2003       $10.000      $12.874       1,144
                                 2004       $12.874      $14.007       5,888
                                 2005       $14.007      $14.496       6,637
                                 2006       $14.496      $16.072       6,156
                                 2007       $16.072      $15.989       6,210
                                 2008       $15.989      $ 7.548       7,503
                                 2009       $ 7.548      $10.947       5,708
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2003       $10.000      $12.222       1,004
                                 2004       $12.222      $12.757       1,335
                                 2005       $12.757      $13.597       1,686
                                 2006       $13.597      $14.156       1,677
                                 2007       $14.156      $15.524       1,611
                                 2008       $15.524      $ 8.743       1,599
                                 2009       $ 8.743      $10.360       1,588
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.764      10,679
                                 2007       $10.764      $11.397      10,635
                                 2008       $11.397      $ 7.795       8,670
                                 2009       $ 7.795      $ 9.793       1,636
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.786         177
                                 2005       $10.786      $11.357       1,941
                                 2006       $11.357      $12.373       1,932
                                 2007       $12.373      $13.272       1,925
                                 2008       $13.272      $ 9.291       1,917
                                 2009       $ 9.291      $11.843       1,885

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $12.433       6,650
                                 2004       $12.433      $13.977      12,752
                                 2005       $13.977      $15.317      12,193
                                 2006       $15.317      $14.850      12,009
                                 2007       $14.850      $16.421      11,658
                                 2008       $16.421      $ 9.252       5,908
                                 2009       $ 9.252      $12.067      15,958
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2003       $10.000      $12.267       7,287
                                 2004       $12.267      $13.393      12,582
                                 2005       $13.393      $13.751      13,389
                                 2006       $13.751      $15.791      12,166
                                 2007       $15.791      $16.253      10,529
                                 2008       $16.253      $ 9.461       9,411
                                 2009       $ 9.461      $11.177       8,810
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $11.858       6,883
                                 2006       $11.858      $15.728       5,318
                                 2007       $15.728      $16.299       6,047
                                 2008       $16.299      $ 7.474       4,677
                                 2009       $ 7.474      $ 9.857       4,503
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $11.468       2,751
                                 2004       $11.468      $12.197       3,106
                                 2005       $12.197      $13.750       3,119
                                 2006       $13.750      $13.411       3,141
                                 2007       $13.411      $14.955       3,108
                                 2008       $14.955      $ 8.834       3,137
                                 2009       $ 8.834      $11.889       3,041
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                                 2003       $10.000      $13.591       3,449
                                 2004       $13.591      $15.885       7,652
                                 2005       $15.885      $16.628      12,394
                                 2006       $16.628      $18.641      13,316
                                 2007       $18.641      $18.576      13,207
                                 2008       $18.576      $11.715       9,876
                                 2009       $11.715      $16.405       5,780
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                                 2005       $10.000      $10.937       5,782
                                 2006       $10.937      $13.259       5,753
                                 2007       $13.259      $15.883       5,763
                                 2008       $15.883      $ 9.860       5,744
                                 2009       $ 9.860      $10.639           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $10.717           0
                                 2006       $10.717      $12.732         184
                                 2007       $12.732      $11.976         183
                                 2008       $11.976      $ 6.934         181
                                 2009       $ 6.934      $ 8.238         179
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.872       7,206
                                 2006       $11.872      $12.987       9,608
                                 2007       $12.987      $14.952      10,041
                                 2008       $14.952      $ 8.411       6,445
                                 2009       $ 8.411      $11.185       4,562
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.073       1,493
                                 2006       $11.073      $12.267       2,198
                                 2007       $12.267      $13.468       2,788
                                 2008       $13.468      $ 7.681       2,017
                                 2009       $ 7.681      $ 9.576       2,023
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $10.459         389
                                 2006       $10.459      $11.399         720
                                 2007       $11.399      $11.473         490
                                 2008       $11.473      $ 8.430         490
                                 2009       $ 8.430      $11.872         490
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $12.091       8,478
                                 2006       $12.091      $13.341       6,087
                                 2007       $13.341      $15.103       5,851
                                 2008       $15.103      $ 8.953       5,548
                                 2009       $ 8.953      $12.282       3,713
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.196           0
                                 2007       $10.196      $10.504         265
                                 2008       $10.504      $10.596      31,344
                                 2009       $10.596      $10.450      18,229
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.136           0
                                 2006       $11.136      $11.501           0
                                 2007       $11.501      $12.905         504
                                 2008       $12.905      $ 8.194         129
                                 2009       $ 8.194      $10.695         124

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.677       5,103
                                 2005       $10.677      $10.829       6,128
                                 2006       $10.829      $11.625       5,895
                                 2007       $11.625      $11.720       5,669
                                 2008       $11.720      $ 8.815       3,965
                                 2009       $ 8.815      $12.347       3,342
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.221           0
                                 2005       $11.221      $11.192      17,818
                                 2006       $11.192      $12.991      20,137
                                 2007       $12.991      $13.229      19,765
                                 2008       $13.229      $ 9.135      18,890
                                 2009       $ 9.135      $12.158      19,806
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.362       2,061
                                 2006       $11.362      $13.725       2,051
                                 2007       $13.725      $15.068       2,388
                                 2008       $15.068      $10.582       2,321
                                 2009       $10.582      $12.809       2,315
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.933           0
                                 2005       $10.933      $11.865         548
                                 2006       $11.865      $13.789         976
                                 2007       $13.789      $14.004         517
                                 2008       $14.004      $ 8.645         483
                                 2009       $ 8.645      $10.697         447
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.500         452
                                 2005       $11.500      $12.437      14,246
                                 2006       $12.437      $14.827      14,189
                                 2007       $14.827      $16.802      12,746
                                 2008       $16.802      $ 9.833      12,796
                                 2009       $ 9.833      $13.227       6,290
GOLDMAN SACHS VIT GROWTH AND INCOME FUND
                                 2005       $10.000      $10.506         949
                                 2006       $10.506      $12.648       1,273
                                 2007       $12.648      $12.446       1,277
                                 2008       $12.446      $ 8.098         230
                                 2009       $ 8.098      $ 9.405         240

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                 2005       $10.000      $11.358       4,856
                                 2006       $11.358      $12.952       2,327
                                 2007       $12.952      $13.050       2,202
                                 2008       $13.050      $ 8.107       2,190
                                 2009       $ 8.107      $10.596         484
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                 2005       $10.000      $11.325       4,549
                                 2006       $11.325      $12.481       4,917
                                 2007       $12.481      $10.203       4,814
                                 2008       $10.203      $ 6.626       4,772
                                 2009       $ 6.626      $ 8.303       3,009
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                 2005       $10.000      $11.253       4,225
                                 2006       $11.253      $12.471       4,241
                                 2007       $12.471      $11.953       4,793
                                 2008       $11.953      $ 7.446       3,921
                                 2009       $ 7.446      $ 8.854         523
PIMCO VIT COMMODITYREALRETURN TM STRATEGY PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $ 9.481       1,661
                                 2007       $ 9.481      $11.459       1,580
                                 2008       $11.459      $ 6.315       1,497
                                 2009       $ 6.315      $ 8.779       1,380
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.692         105
                                 2007       $10.692      $11.095         104
                                 2008       $11.095      $ 9.294         103
                                 2009       $ 9.294      $11.902         102
PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.108         316
                                 2007       $10.108      $10.970         314
                                 2008       $10.970      $10.000         311
                                 2009       $10.000      $11.610      18,034
PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.290         166
                                 2007       $10.290      $10.974       1,181
                                 2008       $10.974      $11.280         322
                                 2009       $11.280      $12.618      16,754
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.000      $11.300         437
                                 2004       $11.300      $12.002       4,389
                                 2005       $12.002      $12.253       6,373
                                 2006       $12.253      $13.462       6,297

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.462      $13.339       6,035
                                 2008       $13.339      $ 7.761       5,683
                                 2009       $ 7.761      $ 9.571       3,870
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.000      $12.272          96
                                 2004       $12.272      $13.385         387
                                 2005       $13.385      $13.826         506
                                 2006       $13.826      $15.732         259
                                 2007       $15.732      $14.509         178
                                 2008       $14.509      $ 8.730         236
                                 2009       $ 8.730      $11.124         211
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.000      $12.641       1,220
                                 2004       $12.641      $14.418       5,897
                                 2005       $14.418      $15.880       6,991
                                 2006       $15.880      $19.910       6,816
                                 2007       $19.910      $21.177       6,443
                                 2008       $21.177      $11.650       5,709
                                 2009       $11.650      $14.253       5,650
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.000      $12.138           0
                                 2004       $12.138      $13.421           0
                                 2005       $13.421      $14.335           0
                                 2006       $14.335      $16.033           0
                                 2007       $16.033      $14.923           0
                                 2008       $14.923      $ 8.855           0
                                 2009       $ 8.855      $11.371           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2005       $10.000      $10.907       1,636
                                 2006       $10.907      $12.422       1,634
                                 2007       $12.422      $11.596       2,032
                                 2008       $11.596      $ 6.288       1,766
                                 2009       $ 6.288      $ 5.918           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.000      $11.708       5,894
                                 2004       $11.708      $12.071      10,216
                                 2005       $12.071      $12.524       8,665
                                 2006       $12.524      $12.962       8,602
                                 2007       $12.962      $13.425       8,237
                                 2008       $13.425      $ 8.298       8,246
                                 2009       $ 8.298      $13.349       7,841

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000       $7.979       1,734



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH THE MAV DEATH BENEFIT OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT
                              OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 1.7



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.184           0
                                 2004       $12.184      $13.445           0
                                 2005       $13.445      $16.190           0
                                 2006       $16.190      $17.098           0
                                 2007       $17.098      $20.025           0
                                 2008       $20.025      $10.019           0
                                 2009       $10.019      $16.618           0
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.210       2,362
                                 2004       $12.210      $12.963       3,489
                                 2005       $12.963      $13.400       3,905
                                 2006       $13.400      $14.571       3,888
                                 2007       $14.571      $14.852       3,858
                                 2008       $14.852      $ 9.258       3,859
                                 2009       $ 9.258      $11.258       3,664
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.836           0
                                 2004       $11.836      $12.874       1,490
                                 2005       $12.874      $14.892       2,700
                                 2006       $14.892      $15.184       3,082
                                 2007       $15.184      $17.761       2,919
                                 2008       $17.761      $ 9.105       2,996
                                 2009       $ 9.105      $15.261       2,667
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.639           0
                                 2004       $12.639      $13.948           0
                                 2005       $13.948      $14.829           0
                                 2006       $14.829      $18.896           0
                                 2007       $18.896      $21.381           0
                                 2008       $21.381      $11.989           0
                                 2009       $11.989      $14.987           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.551           0
                                 2004       $12.551      $13.827           0
                                 2005       $13.827      $14.440           0
                                 2006       $14.440      $16.768           0
                                 2007       $16.768      $19.194           0
                                 2008       $19.194      $10.553           0
                                 2009       $10.553      $10.071           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.918       1,573
                                 2004       $12.918      $14.531       2,107
                                 2005       $14.531      $15.137       1,743
                                 2006       $15.137      $18.060       1,743
                                 2007       $18.060      $18.916       1,743
                                 2008       $18.916      $10.933       1,742
                                 2009       $10.933      $12.455       1,470
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.285         110
                                 2004       $11.285      $12.131         110
                                 2005       $12.131      $12.131         110
                                 2006       $12.131      $12.975         110
                                 2007       $12.975      $13.225         110
                                 2008       $13.225      $ 9.965         110
                                 2009       $ 9.965      $14.105           0
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.618           0
                                 2004       $11.618      $12.621           0
                                 2005       $12.621      $13.214       4,957
                                 2006       $13.214      $14.774       4,935
                                 2007       $14.774      $14.909       4,915
                                 2008       $14.909      $10.759       4,893
                                 2009       $10.759      $13.184       4,860
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2003       $10.000      $10.269       1,254
                                 2004       $10.269      $10.586       5,527
                                 2005       $10.586      $10.706       8,409
                                 2006       $10.706      $11.065      31,722
                                 2007       $11.065      $11.477      28,459
                                 2008       $11.477      $10.234      23,356
                                 2009       $10.234      $12.279      20,741

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.977           0
                                 2004       $ 9.977      $ 9.903         444
                                 2005       $ 9.903      $ 9.864       1,106
                                 2006       $ 9.864      $10.067       1,149
                                 2007       $10.067      $10.153       1,199
                                 2008       $10.153      $ 8.445       1,032
                                 2009       $ 8.445      $ 8.746         715
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.896           0
                                 2004       $ 9.896      $ 9.768       2,241
                                 2005       $ 9.768      $ 9.827       3,269
                                 2006       $ 9.827      $10.062      13,161
                                 2007       $10.062      $10.331      11,819
                                 2008       $10.331      $10.358       8,716
                                 2009       $10.358      $10.164      10,112
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.065           0
                                 2004       $12.065      $13.055           0
                                 2005       $13.055      $13.377         211
                                 2006       $13.377      $15.121       4,198
                                 2007       $15.121      $15.576       3,874
                                 2008       $15.576      $ 9.586       4,110
                                 2009       $ 9.586      $11.856       3,023
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.985       4,704
                                 2004       $11.985      $12.948       3,259
                                 2005       $12.948      $13.728       3,259
                                 2006       $13.728      $15.456       3,626
                                 2007       $15.456      $16.432       3,624
                                 2008       $16.432      $12.220       3,568
                                 2009       $12.220      $14.319       3,418
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.458           0
                                 2004       $11.458      $13.522           0
                                 2005       $13.522      $15.171           0
                                 2006       $15.171      $17.867           0
                                 2007       $17.867      $21.040           0
                                 2008       $21.040      $13.738           0
                                 2009       $13.738      $16.016           0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $10.000      $11.273           0
                                 2004       $11.273      $12.175           0
                                 2005       $12.175      $13.395           0
                                 2006       $13.395      $14.562           0
                                 2007       $14.562      $15.199           0
                                 2008       $15.199      $12.678           0
                                 2009       $12.678      $16.184           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                 2003       $10.000      $14.851           0
                                 2004       $14.851      $17.922          79
                                 2005       $17.922      $23.522         658
                                 2006       $23.522      $31.656         631
                                 2007       $31.656      $43.620         592
                                 2008       $43.620      $18.511         647
                                 2009       $18.511      $30.897         525
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.667           0
                                 2004       $11.667      $12.297           0
                                 2005       $12.297      $13.933           0
                                 2006       $13.933      $14.191           0
                                 2007       $14.191      $16.938           0
                                 2008       $16.938      $ 8.417           0
                                 2009       $ 8.417      $13.638           0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $11.575           0
                                 2004       $11.575      $12.664           0
                                 2005       $12.664      $13.342       4,951
                                 2006       $13.342      $14.737       5,316
                                 2007       $14.737      $14.943       5,294
                                 2008       $14.943      $11.335       5,214
                                 2009       $11.335      $13.622       5,133
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.201         107
                                 2004       $12.201      $13.499         800
                                 2005       $13.499      $14.830       4,430
                                 2006       $14.830      $17.681       4,694
                                 2007       $17.681      $19.041       4,640
                                 2008       $19.041      $13.275       4,358
                                 2009       $13.275      $16.874       4,084
UIF INTERNATIONAL GROWTH EQUITY PORTFOLIO, CLASS II
                                 2006       $10.000      $10.717       1,400
                                 2007       $10.717      $12.012       1,311
                                 2008       $12.012      $ 6.067       1,495
                                 2009       $ 6.067      $ 8.127           0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.063           0
                                 2004       $13.063      $15.568           0
                                 2005       $15.568      $17.917         485

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $17.917      $19.185       1,234
                                 2007       $19.185      $23.077       1,173
                                 2008       $23.077      $12.041       1,173
                                 2009       $12.041      $18.590         689
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.566         435
                                 2004       $13.566      $15.831         795
                                 2005       $15.831      $17.534         795
                                 2006       $17.534      $19.240         795
                                 2007       $19.240      $19.433         795
                                 2008       $19.433      $11.356         795
                                 2009       $11.356      $16.338           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2003       $10.000      $13.354       2,041
                                 2004       $13.354      $15.005       2,125
                                 2005       $15.005      $16.511       8,566
                                 2006       $16.511      $19.540       9,503
                                 2007       $19.540      $20.653       7,526
                                 2008       $20.653      $11.869       7,361
                                 2009       $11.869      $16.205       6,545
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.733       3,751
                                 2004       $12.733      $16.999       2,846
                                 2005       $16.999      $19.472       3,632
                                 2006       $19.472      $26.303       3,570
                                 2007       $26.303      $21.346       3,595
                                 2008       $21.346      $12.972       3,583
                                 2009       $12.972      $16.353       3,471
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $12.811           0
                                 2004       $12.811      $14.441         369
                                 2005       $14.441      $15.744           0
                                 2006       $15.744      $16.207           0
                                 2007       $16.207      $18.698           0
                                 2008       $18.698      $ 9.752           0
                                 2009       $ 9.752      $14.962           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2003       $10.000      $12.475       4,051
                                 2004       $12.475      $14.372       4,837
                                 2005       $14.372      $14.680      14,054
                                 2006       $14.680      $16.715      15,295
                                 2007       $16.715      $16.015      11,571
                                 2008       $16.015      $10.087      11,329
                                 2009       $10.087      $12.708      10,194

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $12.373         816
                                 2004       $12.373      $13.853       2,326
                                 2005       $13.853      $14.913       7,705
                                 2006       $14.913      $16.969       7,996
                                 2007       $16.969      $17.067       7,968
                                 2008       $17.067      $11.351       7,689
                                 2009       $11.351      $13.821       6,204
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.805           0
                                 2004       $11.805      $12.367          99
                                 2005       $12.367      $13.061       1,107
                                 2006       $13.061      $13.151       1,502
                                 2007       $13.151      $15.048       1,445
                                 2008       $15.048      $ 7.512       1,362
                                 2009       $ 7.512      $12.209       1,090
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2003       $10.000      $12.870           0
                                 2004       $12.870      $13.995         542
                                 2005       $13.995      $14.476         659
                                 2006       $14.476      $16.042         627
                                 2007       $16.042      $15.952         614
                                 2008       $15.952      $ 7.527         667
                                 2009       $ 7.527      $10.910         595
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2003       $10.000      $12.218         106
                                 2004       $12.218      $12.746         507
                                 2005       $12.746      $13.579         106
                                 2006       $13.579      $14.130         106
                                 2007       $14.130      $15.488         106
                                 2008       $15.488      $ 8.718         106
                                 2009       $ 8.718      $10.325           0
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.760           0
                                 2007       $10.760      $11.387           0
                                 2008       $11.387      $ 7.784           0
                                 2009       $ 7.784      $ 9.774           0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.782         112
                                 2005       $10.782      $11.348       4,370
                                 2006       $11.348      $12.356       4,350
                                 2007       $12.356      $13.247       4,837
                                 2008       $13.247      $ 9.269       5,080
                                 2009       $ 9.269      $11.809       4,934

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $12.429           0
                                 2004       $12.429      $13.966         379
                                 2005       $13.966      $15.297         418
                                 2006       $15.297      $14.822         460
                                 2007       $14.822      $16.382         466
                                 2008       $16.382      $ 9.226         473
                                 2009       $ 9.226      $12.026         309
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2003       $10.000      $12.263       2,636
                                 2004       $12.263      $13.381       2,969
                                 2005       $13.381      $13.732       6,229
                                 2006       $13.732      $15.762       6,183
                                 2007       $15.762      $16.214       6,158
                                 2008       $16.214      $ 9.434       6,144
                                 2009       $ 9.434      $11.139       3,925
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $11.854         791
                                 2006       $11.854      $15.715       3,274
                                 2007       $15.715      $16.277       3,179
                                 2008       $16.277      $ 7.460       4,284
                                 2009       $ 7.460      $ 9.833       2,190
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $11.464         108
                                 2004       $11.464      $12.186         108
                                 2005       $12.186      $13.732         108
                                 2006       $13.732      $13.386         108
                                 2007       $13.386      $14.920         108
                                 2008       $14.920      $ 8.809         108
                                 2009       $ 8.809      $11.849           0
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                                 2003       $10.000      $13.586       1,953
                                 2004       $13.586      $15.872       2,033
                                 2005       $15.872      $16.606       2,514
                                 2006       $16.606      $18.607       2,511
                                 2007       $18.607      $18.532         556
                                 2008       $18.532      $11.682         554
                                 2009       $11.682      $16.350         472
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                                 2005       $10.000      $10.933           0
                                 2006       $10.933      $13.248           0
                                 2007       $13.248      $15.861           0
                                 2008       $15.861      $ 9.842           0
                                 2009       $ 9.842      $10.615           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $10.713         118
                                 2006       $10.713      $12.722         117
                                 2007       $12.722      $11.960         117
                                 2008       $11.960      $ 6.921         116
                                 2009       $ 6.921      $ 8.219         115
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.868       4,576
                                 2006       $11.868      $12.976       4,824
                                 2007       $12.976      $14.932       4,528
                                 2008       $14.932      $ 8.395       4,166
                                 2009       $ 8.395      $11.158       3,719
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.069       2,187
                                 2006       $11.069      $12.256       4,717
                                 2007       $12.256      $13.449       4,555
                                 2008       $13.449      $ 7.666       4,391
                                 2009       $ 7.666      $ 9.553       3,580
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $10.456         371
                                 2006       $10.456      $11.389       2,968
                                 2007       $11.389      $11.457       2,685
                                 2008       $11.457      $ 8.414       2,553
                                 2009       $ 8.414      $11.844       2,207
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $12.087           0
                                 2006       $12.087      $13.330           0
                                 2007       $13.330      $15.082           0
                                 2008       $15.082      $ 8.936           0
                                 2009       $ 8.936      $12.252           0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.193           0
                                 2007       $10.193      $10.495           0
                                 2008       $10.495      $10.581           0
                                 2009       $10.581      $10.431           0
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.132           0
                                 2006       $11.132      $11.491         979
                                 2007       $11.491      $12.887         916
                                 2008       $12.887      $ 8.178         841
                                 2009       $ 8.178      $10.669           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.674       1,031
                                 2005       $10.674      $10.820       1,263
                                 2006       $10.820      $11.610       1,229
                                 2007       $11.610      $11.698       1,192
                                 2008       $11.698      $ 8.794       1,090
                                 2009       $ 8.794      $12.312       1,018
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.217           0
                                 2005       $11.217      $11.183       5,063
                                 2006       $11.183      $12.973       6,289
                                 2007       $12.973      $13.205       6,157
                                 2008       $13.205      $ 9.113       5,998
                                 2009       $ 9.113      $12.123       5,808
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.358           0
                                 2006       $11.358      $13.714           0
                                 2007       $13.714      $15.047           0
                                 2008       $15.047      $10.562           0
                                 2009       $10.562      $12.778           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.929           0
                                 2005       $10.929      $11.855       1,308
                                 2006       $11.855      $13.770       2,411
                                 2007       $13.770      $13.978       2,281
                                 2008       $13.978      $ 8.625       2,304
                                 2009       $ 8.625      $10.666       2,238
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.496           0
                                 2005       $11.496      $12.426       1,665
                                 2006       $12.426      $14.807       3,932
                                 2007       $14.807      $16.771       3,661
                                 2008       $16.771      $ 9.810       3,675
                                 2009       $ 9.810      $13.189       3,480
GOLDMAN SACHS VIT GROWTH AND INCOME FUND
                                 2005       $10.000      $10.503         253
                                 2006       $10.503      $12.637         404
                                 2007       $12.637      $12.429         410
                                 2008       $12.429      $ 8.083         440
                                 2009       $ 8.083      $ 9.382         444

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                 2005       $10.000      $11.355         122
                                 2006       $11.355      $12.941         121
                                 2007       $12.941      $13.032         137
                                 2008       $13.032      $ 8.092         130
                                 2009       $ 8.092      $10.570         139
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                 2005       $10.000      $11.321          93
                                 2006       $11.321      $12.471         211
                                 2007       $12.471      $10.189         245
                                 2008       $10.189      $ 6.613         279
                                 2009       $ 6.613      $ 8.284         263
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                 2005       $10.000      $11.249       2,321
                                 2006       $11.249      $12.460       3,654
                                 2007       $12.460      $11.936       3,602
                                 2008       $11.936      $ 7.432       3,429
                                 2009       $ 7.432      $ 8.833       2,506
PIMCO VIT COMMODITYREALRETURN TM STRATEGY PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $ 9.478           0
                                 2007       $ 9.478      $11.450           0
                                 2008       $11.450      $ 6.307           0
                                 2009       $ 6.307      $ 8.763           0
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.688           0
                                 2007       $10.688      $11.086           0
                                 2008       $11.086      $ 9.281           0
                                 2009       $ 9.281      $11.880           0
PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.104           0
                                 2007       $10.104      $10.961           0
                                 2008       $10.961      $ 9.986           0
                                 2009       $ 9.986      $11.588           0
PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.286       2,910
                                 2007       $10.286      $10.965       2,884
                                 2008       $10.965      $11.265       2,409
                                 2009       $11.265      $12.594       1,829
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.000      $11.296       9,666
                                 2004       $11.296      $11.992      10,768
                                 2005       $11.992      $12.236      10,768
                                 2006       $12.236      $13.437      10,768

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.437      $13.307       2,273
                                 2008       $13.307      $ 7.739       2,273
                                 2009       $ 7.739      $ 9.539           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.000      $12.268       1,444
                                 2004       $12.268      $13.374           0
                                 2005       $13.374      $13.808       2,809
                                 2006       $13.808      $15.703       2,809
                                 2007       $15.703      $14.474       2,809
                                 2008       $14.474      $ 8.705       2,809
                                 2009       $ 8.705      $11.087       2,809
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.000      $12.637           0
                                 2004       $12.637      $14.406         283
                                 2005       $14.406      $15.859       5,007
                                 2006       $15.859      $19.873       4,951
                                 2007       $19.873      $21.126       4,917
                                 2008       $21.126      $11.617       4,920
                                 2009       $11.617      $14.205       4,886
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.000      $12.134           0
                                 2004       $12.134      $13.410           0
                                 2005       $13.410      $14.316           0
                                 2006       $14.316      $16.003           0
                                 2007       $16.003      $14.888           0
                                 2008       $14.888      $ 8.830           0
                                 2009       $ 8.830      $11.333           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2005       $10.000      $10.903         163
                                 2006       $10.903      $12.411       2,717
                                 2007       $12.411      $11.580       2,712
                                 2008       $11.580      $ 6.276       3,368
                                 2009       $ 6.276      $ 5.907           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.000      $11.704       4,161
                                 2004       $11.704      $12.061       4,499
                                 2005       $12.061      $12.507       9,763
                                 2006       $12.507      $12.938       9,748
                                 2007       $12.938      $13.393       5,551
                                 2008       $13.393      $ 8.274       5,532
                                 2009       $ 8.274      $13.304       5,422

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000       $7.960       2,532



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE
             EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 1.8



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.176           0
                                 2004       $12.176      $13.422           0
                                 2005       $13.422      $16.146           0
                                 2006       $16.146      $17.035           0
                                 2007       $17.035      $19.930           0
                                 2008       $19.930      $ 9.961           0
                                 2009       $ 9.961      $16.506           0
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.202       1,563
                                 2004       $12.202      $12.941       7,724
                                 2005       $12.941      $13.363      17,522
                                 2006       $13.363      $14.517      17,274
                                 2007       $14.517      $14.781      17,338
                                 2008       $14.781      $ 9.205      16,695
                                 2009       $ 9.205      $11.181      16,651
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.828          25
                                 2004       $11.828      $12.852       2,105
                                 2005       $12.852      $14.851      15,143
                                 2006       $14.851      $15.127      14,615
                                 2007       $15.127      $17.676      13,657
                                 2008       $17.676      $ 9.052       8,754
                                 2009       $ 9.052      $15.158       6,634
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.630           0
                                 2004       $12.630      $13.924           0
                                 2005       $13.924      $14.788           0
                                 2006       $14.788      $18.825           0
                                 2007       $18.825      $21.280           0
                                 2008       $21.280      $11.920           0
                                 2009       $11.920      $14.885           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.543           0
                                 2004       $12.543      $13.804           0
                                 2005       $13.804      $14.401           0
                                 2006       $14.401      $16.706           0
                                 2007       $16.706      $19.103           0
                                 2008       $19.103      $10.492           0
                                 2009       $10.492      $10.009           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.909       3,049
                                 2004       $12.909      $14.506       3,061
                                 2005       $14.506      $15.096       6,538
                                 2006       $15.096      $17.993       6,510
                                 2007       $17.993      $18.826       6,399
                                 2008       $18.826      $10.870       6,148
                                 2009       $10.870      $12.370       5,823
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.278         961
                                 2004       $11.278      $12.110         789
                                 2005       $12.110      $12.098         768
                                 2006       $12.098      $12.927         620
                                 2007       $12.927      $13.162         600
                                 2008       $13.162      $ 9.908         286
                                 2009       $ 9.908      $14.010         285
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.610         959
                                 2004       $11.610      $12.599         947
                                 2005       $12.599      $13.178         913
                                 2006       $13.178      $14.719         879
                                 2007       $14.719      $14.838         743
                                 2008       $14.838      $10.697         357
                                 2009       $10.697      $13.095         354
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2003       $10.000      $10.262       7,348
                                 2004       $10.262      $10.568      18,713
                                 2005       $10.568      $10.677      44,316
                                 2006       $10.677      $11.024      44,381
                                 2007       $11.024      $11.422      41,878
                                 2008       $11.422      $10.175      28,336
                                 2009       $10.175      $12.196      27,742

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.971         684
                                 2004       $ 9.971      $ 9.887       2,302
                                 2005       $ 9.887      $ 9.837      16,042
                                 2006       $ 9.837      $10.030      15,925
                                 2007       $10.030      $10.104      15,484
                                 2008       $10.104      $ 8.396       1,137
                                 2009       $ 8.396      $ 8.686           0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.889           0
                                 2004       $ 9.889      $ 9.752       6,843
                                 2005       $ 9.752      $ 9.801       7,902
                                 2006       $ 9.801      $10.024      10,082
                                 2007       $10.024      $10.282       9,325
                                 2008       $10.282      $10.299       3,627
                                 2009       $10.299      $10.095       3,784
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.056       3,599
                                 2004       $12.056      $13.032       6,555
                                 2005       $13.032      $13.340      44,134
                                 2006       $13.340      $15.065      56,133
                                 2007       $15.065      $15.502      53,885
                                 2008       $15.502      $ 9.531      43,991
                                 2009       $ 9.531      $11.776      41,960
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.977       1,174
                                 2004       $11.977      $12.926       3,554
                                 2005       $12.926      $13.691       3,507
                                 2006       $13.691      $15.399       4,766
                                 2007       $15.399      $16.354       4,654
                                 2008       $16.354      $12.150       3,211
                                 2009       $12.150      $14.222       3,321
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.451       2,784
                                 2004       $11.451      $13.499       3,000
                                 2005       $13.499      $15.130       6,632
                                 2006       $15.130      $17.800       6,531
                                 2007       $17.800      $20.940       6,495
                                 2008       $20.940      $13.659       6,181
                                 2009       $13.659      $15.908       5,829
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $10.000      $11.265           0
                                 2004       $11.265      $12.154           0
                                 2005       $12.154      $13.359           0
                                 2006       $13.359      $14.508           0
                                 2007       $14.508      $15.127           0
                                 2008       $15.127      $12.605           0
                                 2009       $12.605      $16.075           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                 2003       $10.000      $14.841           0
                                 2004       $14.841      $17.891          26
                                 2005       $17.891      $23.458         145
                                 2006       $23.458      $31.539         138
                                 2007       $31.539      $43.413         132
                                 2008       $43.413      $18.405         119
                                 2009       $18.405      $30.687         114
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.659         347
                                 2004       $11.659      $12.276           0
                                 2005       $12.276      $13.895           0
                                 2006       $13.895      $14.138           0
                                 2007       $14.138      $16.857           0
                                 2008       $16.857      $ 8.368           0
                                 2009       $ 8.368      $13.545           0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $11.567           0
                                 2004       $11.567      $12.642       3,619
                                 2005       $12.642      $13.306      18,882
                                 2006       $13.306      $14.682      18,291
                                 2007       $14.682      $14.872      25,600
                                 2008       $14.872      $11.270      23,377
                                 2009       $11.270      $13.530       6,370
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.193           7
                                 2004       $12.193      $13.476         334
                                 2005       $13.476      $14.790      15,320
                                 2006       $14.790      $17.615      17,075
                                 2007       $17.615      $18.951      22,445
                                 2008       $18.951      $13.198      20,245
                                 2009       $13.198      $16.760       2,924
UIF INTERNATIONAL GROWTH EQUITY PORTFOLIO, CLASS II
                                 2006       $10.000      $10.709           0
                                 2007       $10.709      $11.992           0
                                 2008       $11.992      $ 6.050           0
                                 2009       $ 6.050      $ 8.096           0
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.054       2,182
                                 2004       $13.054      $15.542       4,190
                                 2005       $15.542      $17.868       5,800

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $17.868      $19.114       5,778
                                 2007       $19.114      $22.967       5,547
                                 2008       $22.967      $11.971       6,106
                                 2009       $11.971      $18.464       5,340
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.556           6
                                 2004       $13.556      $15.804         385
                                 2005       $15.804      $17.487         494
                                 2006       $17.487      $19.168         494
                                 2007       $19.168      $19.341          18
                                 2008       $19.341      $11.291          18
                                 2009       $11.291      $16.228          17
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2003       $10.000      $13.345       2,183
                                 2004       $13.345      $14.979       2,230
                                 2005       $14.979      $16.466       7,162
                                 2006       $16.466      $19.467       6,993
                                 2007       $19.467      $20.555       6,822
                                 2008       $20.555      $11.801       4,101
                                 2009       $11.801      $16.096       3,758
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.724         249
                                 2004       $12.724      $16.970         991
                                 2005       $16.970      $19.420       1,981
                                 2006       $19.420      $26.205       1,813
                                 2007       $26.205      $21.244       1,865
                                 2008       $21.244      $12.897       1,358
                                 2009       $12.897      $16.242       1,254
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $12.803          13
                                 2004       $12.803      $14.417          39
                                 2005       $14.417      $15.701          38
                                 2006       $15.701      $16.147          38
                                 2007       $16.147      $18.609          38
                                 2008       $18.609      $ 9.696          38
                                 2009       $ 9.696      $14.861          37
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2003       $10.000      $12.466      12,219
                                 2004       $12.466      $14.347      18,403
                                 2005       $14.347      $14.641      55,777
                                 2006       $14.641      $16.653      54,064
                                 2007       $16.653      $15.939      57,918
                                 2008       $15.939      $10.029      48,044
                                 2009       $10.029      $12.621      30,398

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $12.364       1,520
                                 2004       $12.364      $13.829       4,534
                                 2005       $13.829      $14.872       5,046
                                 2006       $14.872      $16.906       6,453
                                 2007       $16.906      $16.986       6,360
                                 2008       $16.986      $11.285       4,239
                                 2009       $11.285      $13.727       4,119
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.797         277
                                 2004       $11.797      $12.346         357
                                 2005       $12.346      $13.025         828
                                 2006       $13.025      $13.102         815
                                 2007       $13.102      $14.977         771
                                 2008       $14.977      $ 7.469         666
                                 2009       $ 7.469      $12.126         654
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2003       $10.000      $12.861       6,749
                                 2004       $12.861      $13.971       7,618
                                 2005       $13.971      $14.437       7,673
                                 2006       $14.437      $15.982       7,627
                                 2007       $15.982      $15.876       7,608
                                 2008       $15.876      $ 7.483       7,120
                                 2009       $ 7.483      $10.836       6,959
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2003       $10.000      $12.209         609
                                 2004       $12.209      $12.724         606
                                 2005       $12.724      $13.542         602
                                 2006       $13.542      $14.077         599
                                 2007       $14.077      $15.414         525
                                 2008       $15.414      $ 8.667         348
                                 2009       $ 8.667      $10.255         345
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.753       3,148
                                 2007       $10.753      $11.368       3,138
                                 2008       $11.368      $ 7.763       3,125
                                 2009       $ 7.763      $ 9.738       2,708
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.775         361
                                 2005       $10.775      $11.328         344
                                 2006       $11.328      $12.323         335
                                 2007       $12.323      $13.198         272
                                 2008       $13.198      $ 9.225           0
                                 2009       $ 9.225      $11.741           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $12.420          22
                                 2004       $12.420      $13.942       7,591
                                 2005       $13.942      $15.255       1,077
                                 2006       $15.255      $14.767       2,029
                                 2007       $14.767      $16.304       1,841
                                 2008       $16.304      $ 9.172         492
                                 2009       $ 9.172      $11.945         489
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2003       $10.000      $12.254       6,997
                                 2004       $12.254      $13.358      15,079
                                 2005       $13.358      $13.695      22,558
                                 2006       $13.695      $15.703      22,357
                                 2007       $15.703      $16.137      22,309
                                 2008       $16.137      $ 9.379      21,705
                                 2009       $ 9.379      $11.063      21,604
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $11.845       1,966
                                 2006       $11.845      $15.688       1,930
                                 2007       $15.688      $16.232       1,883
                                 2008       $16.232      $ 7.432       1,943
                                 2009       $ 7.432      $ 9.787       1,882
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $11.457       2,462
                                 2004       $11.457      $12.166       2,499
                                 2005       $12.166      $13.694       2,490
                                 2006       $13.694      $13.336       2,481
                                 2007       $13.336      $14.849       2,473
                                 2008       $14.849      $ 8.758       2,462
                                 2009       $ 8.758      $11.768       2,142
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                                 2003       $10.000      $13.577           7
                                 2004       $13.577      $15.845         267
                                 2005       $15.845      $16.561         710
                                 2006       $16.561      $18.537         701
                                 2007       $18.537      $18.444         605
                                 2008       $18.444      $11.614         415
                                 2009       $11.614      $16.239         412
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                                 2005       $10.000      $10.926       6,289
                                 2006       $10.926      $13.225       6,259
                                 2007       $13.225      $15.818       6,231
                                 2008       $15.818      $ 9.805           0
                                 2009       $ 9.805      $10.567           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $10.706         119
                                 2006       $10.706      $12.700         108
                                 2007       $12.700      $11.927          82
                                 2008       $11.927      $ 6.895          81
                                 2009       $ 6.895      $ 8.180          80
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.860         503
                                 2006       $11.860      $12.954         501
                                 2007       $12.954      $14.891         444
                                 2008       $14.891      $ 8.364         442
                                 2009       $ 8.364      $11.105         439
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.061       3,138
                                 2006       $11.061      $12.236       3,125
                                 2007       $12.236      $13.413       3,001
                                 2008       $13.413      $ 7.638       3,001
                                 2009       $ 7.638      $ 9.508       2,961
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $10.448       1,250
                                 2006       $10.448      $11.370       1,233
                                 2007       $11.370      $11.426       1,145
                                 2008       $11.426      $ 8.383         838
                                 2009       $ 8.383      $11.787         154
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $12.078           0
                                 2006       $12.078      $13.307         469
                                 2007       $13.307      $15.041         466
                                 2008       $15.041      $ 8.903         464
                                 2009       $ 8.903      $12.194         459
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.186           0
                                 2007       $10.186      $10.477           0
                                 2008       $10.477      $10.553           0
                                 2009       $10.553      $10.392           0
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.125           0
                                 2006       $11.125      $11.471           0
                                 2007       $11.471      $12.852           0
                                 2008       $12.852      $ 8.148           0
                                 2009       $ 8.148      $10.618           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.666       2,454
                                 2005       $10.666      $10.801       2,567
                                 2006       $10.801      $11.578       2,493
                                 2007       $11.578      $11.655       2,368
                                 2008       $11.655      $ 8.752         671
                                 2009       $ 8.752      $12.241         411
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.210           0
                                 2005       $11.210      $11.164      53,654
                                 2006       $11.164      $12.938      56,234
                                 2007       $12.938      $13.155      54,613
                                 2008       $13.155      $ 9.070      31,655
                                 2009       $ 9.070      $12.054      18,624
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.351           0
                                 2006       $11.351      $13.690           0
                                 2007       $13.690      $15.006           0
                                 2008       $15.006      $10.522           0
                                 2009       $10.522      $12.718           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.922           0
                                 2005       $10.922      $11.835      18,875
                                 2006       $11.835      $13.733      18,072
                                 2007       $13.733      $13.926      25,509
                                 2008       $13.926      $ 8.584      20,125
                                 2009       $ 8.584      $10.604         661
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.488         346
                                 2005       $11.488      $12.405      16,863
                                 2006       $12.405      $14.766      17,596
                                 2007       $14.766      $16.708      17,507
                                 2008       $16.708      $ 9.763      16,607
                                 2009       $ 9.763      $13.113      16,572
GOLDMAN SACHS VIT GROWTH AND INCOME FUND
                                 2005       $10.000      $10.496         182
                                 2006       $10.496      $12.616         166
                                 2007       $12.616      $12.395         138
                                 2008       $12.395      $ 8.052         132
                                 2009       $ 8.052      $ 9.338         123

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                 2005       $10.000      $11.347         614
                                 2006       $11.347      $12.919       1,448
                                 2007       $12.919      $12.997       1,441
                                 2008       $12.997      $ 8.061         975
                                 2009       $ 8.061      $10.520         367
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                 2005       $10.000      $11.313       2,326
                                 2006       $11.313      $12.449       2,311
                                 2007       $12.449      $10.161       2,314
                                 2008       $10.161      $ 6.588       2,188
                                 2009       $ 6.588      $ 8.244       1,558
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                 2005       $10.000      $11.242          96
                                 2006       $11.242      $12.439          97
                                 2007       $12.439      $11.904         103
                                 2008       $11.904      $ 7.404         113
                                 2009       $ 7.404      $ 8.791          94
PIMCO VIT COMMODITYREALRETURN TM STRATEGY PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $ 9.471           0
                                 2007       $ 9.471      $11.430           0
                                 2008       $11.430      $ 6.290           0
                                 2009       $ 6.290      $ 8.730           0
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.681           0
                                 2007       $10.681      $11.067           0
                                 2008       $11.067      $ 9.256           0
                                 2009       $ 9.256      $11.835           0
PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.098           0
                                 2007       $10.098      $10.942           0
                                 2008       $10.942      $ 9.959           0
                                 2009       $ 9.959      $11.545           0
PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.279           0
                                 2007       $10.279      $10.946           0
                                 2008       $10.946      $11.234           0
                                 2009       $11.234      $12.547           0
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.000      $11.288           0
                                 2004       $11.288      $11.972           0
                                 2005       $11.972      $12.203           0
                                 2006       $12.203      $13.387           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.387      $13.244           0
                                 2008       $13.244      $ 7.694           0
                                 2009       $ 7.694      $ 9.474           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.000      $12.260           0
                                 2004       $12.260      $13.351           0
                                 2005       $13.351      $13.770           0
                                 2006       $13.770      $15.644           0
                                 2007       $15.644      $14.405           0
                                 2008       $14.405      $ 8.655           0
                                 2009       $ 8.655      $11.012           0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.000      $12.628       2,813
                                 2004       $12.628      $14.382       2,944
                                 2005       $14.382      $15.816       3,228
                                 2006       $15.816      $19.799       3,394
                                 2007       $19.799      $21.026       3,332
                                 2008       $21.026      $11.550       3,200
                                 2009       $11.550      $14.108       3,197
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.000      $12.126           0
                                 2004       $12.126      $13.387           0
                                 2005       $13.387      $14.277           0
                                 2006       $14.277      $15.943           0
                                 2007       $15.943      $14.817           0
                                 2008       $14.817      $ 8.779           0
                                 2009       $ 8.779      $11.256           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2005       $10.000      $10.896         440
                                 2006       $10.896      $12.390         727
                                 2007       $12.390      $11.548         664
                                 2008       $11.548      $ 6.252         689
                                 2009       $ 6.252      $ 5.884           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.000      $11.696       3,019
                                 2004       $11.696      $12.040       3,162
                                 2005       $12.040      $12.473       3,198
                                 2006       $12.473      $12.890       3,679
                                 2007       $12.890      $13.329       3,577
                                 2008       $13.329      $ 8.226       3,177
                                 2009       $ 8.226      $13.214       2,858

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000       $7.923        656



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.85



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.172       11,272
                                 2004       $12.172      $13.411       19,176
                                 2005       $13.411      $16.124       15,803
                                 2006       $16.124      $17.003       22,260
                                 2007       $17.003      $19.883       12,516
                                 2008       $19.883      $ 9.933       12,026
                                 2009       $ 9.933      $16.450        4,109
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.198       96,943
                                 2004       $12.198      $12.930      141,091
                                 2005       $12.930      $13.345      135,327
                                 2006       $13.345      $14.489      124,318
                                 2007       $14.489      $14.746      112,988
                                 2008       $14.746      $ 9.178      101,631
                                 2009       $ 9.178      $11.143       92,228
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.824       99,684
                                 2004       $11.824      $12.841      131,320
                                 2005       $12.841      $14.831      119,959
                                 2006       $14.831      $15.099       99,994
                                 2007       $15.099      $17.634       94,921
                                 2008       $17.634      $ 9.026       86,577
                                 2009       $ 9.026      $15.106       69,346
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.626       45,726
                                 2004       $12.626      $13.912       55,666
                                 2005       $13.912      $14.768       49,938
                                 2006       $14.768      $18.790       48,651
                                 2007       $18.790      $21.229       47,017
                                 2008       $21.229      $11.886       43,882
                                 2009       $11.886      $14.835       38,945

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.539       10,641
                                 2004       $12.539      $13.792       13,270
                                 2005       $13.792      $14.382       10,719
                                 2006       $14.382      $16.675       11,366
                                 2007       $16.675      $19.057       10,496
                                 2008       $19.057      $10.461       10,253
                                 2009       $10.461      $ 9.979            0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.905       52,452
                                 2004       $12.905      $14.494       58,131
                                 2005       $14.494      $15.075       55,619
                                 2006       $15.075      $17.959       50,377
                                 2007       $17.959      $18.781       46,236
                                 2008       $18.781      $10.839       40,507
                                 2009       $10.839      $12.328       37,146
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.274       16,455
                                 2004       $11.274      $12.100       21,842
                                 2005       $12.100      $12.082       14,419
                                 2006       $12.082      $12.902       10,425
                                 2007       $12.902      $13.131        9,454
                                 2008       $13.131      $ 9.879        8,513
                                 2009       $ 9.879      $13.962        8,129
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.606       21,520
                                 2004       $11.606      $12.589       18,397
                                 2005       $12.589      $13.160       17,345
                                 2006       $13.160      $14.692       14,688
                                 2007       $14.692      $14.803       10,632
                                 2008       $14.803      $10.666        9,952
                                 2009       $10.666      $13.050        6,798
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2003       $10.000      $10.258       54,389
                                 2004       $10.258      $10.559      114,486
                                 2005       $10.559      $10.662      124,823
                                 2006       $10.662      $11.003      133,661
                                 2007       $11.003      $11.395      110,740
                                 2008       $11.395      $10.146       99,099
                                 2009       $10.146      $12.155       99,908

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.967       67,512
                                 2004       $ 9.967      $ 9.878       85,706
                                 2005       $ 9.878      $ 9.823       85,561
                                 2006       $ 9.823      $10.011       78,723
                                 2007       $10.011      $10.080       63,885
                                 2008       $10.080      $ 8.372       45,324
                                 2009       $ 8.372      $ 8.657       45,743
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.886       54,904
                                 2004       $ 9.886      $ 9.744       67,416
                                 2005       $ 9.744      $ 9.787       79,970
                                 2006       $ 9.787      $10.006      105,074
                                 2007       $10.006      $10.258       63,305
                                 2008       $10.258      $10.269      141,641
                                 2009       $10.269      $10.061       80,221
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.052       77,623
                                 2004       $12.052      $13.021       83,850
                                 2005       $13.021      $13.322       87,092
                                 2006       $13.322      $15.037       88,235
                                 2007       $15.037      $15.465       70,050
                                 2008       $15.465      $ 9.503       62,991
                                 2009       $ 9.503      $11.736       64,893
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.973       28,690
                                 2004       $11.973      $12.915       66,117
                                 2005       $12.915      $13.673       60,584
                                 2006       $13.673      $15.370       61,030
                                 2007       $15.370      $16.316       56,324
                                 2008       $16.316      $12.114       65,473
                                 2009       $12.114      $14.174       70,351
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.447        6,044
                                 2004       $11.447      $13.488        7,208
                                 2005       $13.488      $15.110        7,714
                                 2006       $15.110      $17.767        6,579
                                 2007       $17.767      $20.890        5,386
                                 2008       $20.890      $13.619        5,352
                                 2009       $13.619      $15.854        6,694
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $10.000      $11.262        9,670
                                 2004       $11.262      $12.144       13,461
                                 2005       $12.144      $13.341       13,187
                                 2006       $13.341      $14.481       10,029
                                 2007       $14.481      $15.091        8,772
                                 2008       $15.091      $12.569        8,309
                                 2009       $12.569      $16.020        8,243

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                 2003       $10.000      $14.836      14,426
                                 2004       $14.836      $17.876      18,272
                                 2005       $17.876      $23.426      16,849
                                 2006       $23.426      $31.480      18,302
                                 2007       $31.480      $43.310      15,439
                                 2008       $43.310      $18.352      11,775
                                 2009       $18.352      $30.583      10,969
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.655      11,195
                                 2004       $11.655      $12.266      20,213
                                 2005       $12.266      $13.876      18,873
                                 2006       $13.876      $14.112      17,918
                                 2007       $14.112      $16.817      11,399
                                 2008       $16.817      $ 8.344      10,123
                                 2009       $ 8.344      $13.499       6,366
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $11.563      11,228
                                 2004       $11.563      $12.632      27,925
                                 2005       $12.632      $13.288      37,859
                                 2006       $13.288      $14.655      42,633
                                 2007       $14.655      $14.837      40,157
                                 2008       $14.837      $11.237      31,692
                                 2009       $11.237      $13.484      26,707
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.188      38,226
                                 2004       $12.188      $13.464      71,788
                                 2005       $13.464      $14.770      77,874
                                 2006       $14.770      $17.582      76,453
                                 2007       $17.582      $18.906      78,500
                                 2008       $18.906      $13.160      61,406
                                 2009       $13.160      $16.703      61,560
UIF INTERNATIONAL GROWTH EQUITY PORTFOLIO, CLASS II
                                 2006       $10.000      $10.706       1,800
                                 2007       $10.706      $11.982       4,251
                                 2008       $11.982      $ 6.042       9,368
                                 2009       $ 6.042      $ 8.081       6,465
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.049      37,481
                                 2004       $13.049      $15.529      66,075
                                 2005       $15.529      $17.844      62,142

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $17.844      $19.078       62,458
                                 2007       $19.078      $22.913       51,069
                                 2008       $22.913      $11.937       44,742
                                 2009       $11.937      $18.401       36,376
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.552       26,227
                                 2004       $13.552      $15.791       38,379
                                 2005       $15.791      $17.463       38,617
                                 2006       $17.463      $19.132       36,728
                                 2007       $19.132      $19.295       30,997
                                 2008       $19.295      $11.258       26,703
                                 2009       $11.258      $16.173       20,859
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2003       $10.000      $13.340       59,259
                                 2004       $13.340      $14.967       95,207
                                 2005       $14.967      $16.443       95,716
                                 2006       $16.443      $19.431       88,485
                                 2007       $19.431      $20.506       80,843
                                 2008       $20.506      $11.767       65,999
                                 2009       $11.767      $16.041       53,940
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.720       30,313
                                 2004       $12.720      $16.956       43,744
                                 2005       $16.956      $19.393       41,791
                                 2006       $19.393      $26.156       36,011
                                 2007       $26.156      $21.194       29,731
                                 2008       $21.194      $12.860       23,763
                                 2009       $12.860      $16.187       21,356
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $12.798       16,909
                                 2004       $12.798      $14.405       16,456
                                 2005       $14.405      $15.680       15,578
                                 2006       $15.680      $16.117       14,996
                                 2007       $16.117      $18.565       13,510
                                 2008       $18.565      $ 9.668       13,183
                                 2009       $ 9.668      $14.810       13,415
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2003       $10.000      $12.462      146,585
                                 2004       $12.462      $14.335      217,115
                                 2005       $14.335      $14.621      232,406
                                 2006       $14.621      $16.621      226,704
                                 2007       $16.621      $15.901      211,291
                                 2008       $15.901      $10.000      184,850
                                 2009       $10.000      $12.579      161,817

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $12.360       84,694
                                 2004       $12.360      $13.818      128,725
                                 2005       $13.818      $14.852      126,795
                                 2006       $14.852      $16.874      132,321
                                 2007       $16.874      $16.945      111,832
                                 2008       $16.945      $11.252       88,180
                                 2009       $11.252      $13.680       83,402
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.793       51,308
                                 2004       $11.793      $12.336       53,186
                                 2005       $12.336      $13.008       58,532
                                 2006       $13.008      $13.078       56,074
                                 2007       $13.078      $14.941       49,104
                                 2008       $14.941      $ 7.447       46,566
                                 2009       $ 7.447      $12.085       44,395
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2003       $10.000      $12.856       22,576
                                 2004       $12.856      $13.959       33,636
                                 2005       $13.959      $14.418       32,625
                                 2006       $14.418      $15.952       28,897
                                 2007       $15.952      $15.838       27,720
                                 2008       $15.838      $ 7.462       21,186
                                 2009       $ 7.462      $10.799       14,825
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2003       $10.000      $12.205       17,983
                                 2004       $12.205      $12.713       18,417
                                 2005       $12.713      $13.523       17,072
                                 2006       $13.523      $14.051       16,710
                                 2007       $14.051      $15.377       15,980
                                 2008       $15.377      $ 8.642        9,340
                                 2009       $ 8.642      $10.220        9,014
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.749       13,438
                                 2007       $10.749      $11.358       11,274
                                 2008       $11.358      $ 7.753       10,586
                                 2009       $ 7.753      $ 9.720        7,822
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.771        8,605
                                 2005       $10.771      $11.319        8,247
                                 2006       $11.319      $12.306        7,893
                                 2007       $12.306      $13.173        7,295
                                 2008       $13.173      $ 9.203        7,151
                                 2009       $ 9.203      $11.707        4,739

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $12.416       25,917
                                 2004       $12.416      $13.930       42,746
                                 2005       $13.930      $15.235       42,415
                                 2006       $15.235      $14.739       39,046
                                 2007       $14.739      $16.265       38,368
                                 2008       $16.265      $ 9.146       30,894
                                 2009       $ 9.146      $11.904       34,486
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2003       $10.000      $12.250       85,116
                                 2004       $12.250      $13.347      126,129
                                 2005       $13.347      $13.677      112,719
                                 2006       $13.677      $15.674      104,798
                                 2007       $15.674      $16.099       96,169
                                 2008       $16.099      $ 9.352       78,725
                                 2009       $ 9.352      $11.026       74,699
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $11.841        5,353
                                 2006       $11.841      $15.675       43,963
                                 2007       $15.675      $16.210       30,208
                                 2008       $16.210      $ 7.418       27,789
                                 2009       $ 7.418      $ 9.763       28,287
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $11.453       15,768
                                 2004       $11.453      $12.155       31,643
                                 2005       $12.155      $13.676       32,073
                                 2006       $13.676      $13.311       32,186
                                 2007       $13.311      $14.814       28,710
                                 2008       $14.814      $ 8.732       24,179
                                 2009       $ 8.732      $11.729       22,605
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                                 2003       $10.000      $13.572       24,310
                                 2004       $13.572      $15.832       38,309
                                 2005       $15.832      $16.538       42,551
                                 2006       $16.538      $18.503       43,753
                                 2007       $18.503      $18.400       42,005
                                 2008       $18.400      $11.581       38,262
                                 2009       $11.581      $16.184       31,791
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                                 2005       $10.000      $10.922          738
                                 2006       $10.922      $13.214        5,696
                                 2007       $13.214      $15.796        5,577
                                 2008       $15.796      $ 9.786        3,757
                                 2009       $ 9.786      $10.544            0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $10.702         362
                                 2006       $10.702      $12.689       9,658
                                 2007       $12.689      $11.911       8,670
                                 2008       $11.911      $ 6.882       8,835
                                 2009       $ 6.882      $ 8.160       8,832
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.856      15,726
                                 2006       $11.856      $12.943      40,445
                                 2007       $12.943      $14.871      50,156
                                 2008       $14.871      $ 8.348      46,659
                                 2009       $ 8.348      $11.078      41,469
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.058       3,967
                                 2006       $11.058      $12.225      10,869
                                 2007       $12.225      $13.394      10,436
                                 2008       $13.394      $ 7.623       9,283
                                 2009       $ 7.623      $ 9.485      10,326
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $10.445       1,921
                                 2006       $10.445      $11.360       3,526
                                 2007       $11.360      $11.410       6,368
                                 2008       $11.410      $ 8.367       2,981
                                 2009       $ 8.367      $11.759       2,656
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $12.074       4,100
                                 2006       $12.074      $13.296      12,431
                                 2007       $13.296      $15.021      17,022
                                 2008       $15.021      $ 8.886       8,931
                                 2009       $ 8.886      $12.165       6,557
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.182       4,146
                                 2007       $10.182      $10.468       6,008
                                 2008       $10.468      $10.538      53,954
                                 2009       $10.538      $10.372      41,100
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.121         489
                                 2006       $11.121      $11.462       2,092
                                 2007       $11.462      $12.834       2,023
                                 2008       $12.834      $ 8.133       4,613
                                 2009       $ 8.133      $10.593       3,248

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.663       6,325
                                 2005       $10.663      $10.792       8,169
                                 2006       $10.792      $11.562      11,102
                                 2007       $11.562      $11.633       7,997
                                 2008       $11.633      $ 8.731       7,183
                                 2009       $ 8.731      $12.206       7,633
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.206       3,044
                                 2005       $11.206      $11.154      14,696
                                 2006       $11.154      $12.920      23,295
                                 2007       $12.920      $13.131      29,424
                                 2008       $13.131      $ 9.048      24,898
                                 2009       $ 9.048      $12.019      17,151
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.347       2,482
                                 2006       $11.347      $13.679       8,964
                                 2007       $13.679      $14.986      10,891
                                 2008       $14.986      $10.503       5,855
                                 2009       $10.503      $12.687       4,203
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.918       1,343
                                 2005       $10.918      $11.825       8,181
                                 2006       $11.825      $13.714      11,972
                                 2007       $13.714      $13.900      15,963
                                 2008       $13.900      $ 8.563      13,778
                                 2009       $ 8.563      $10.574      11,083
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.484      14,835
                                 2005       $11.484      $12.395      34,582
                                 2006       $12.395      $14.746      48,395
                                 2007       $14.746      $16.677      42,188
                                 2008       $16.677      $ 9.740      36,299
                                 2009       $ 9.740      $13.075      28,883
GOLDMAN SACHS VIT GROWTH AND INCOME FUND
                                 2005       $10.000      $10.492       4,390
                                 2006       $10.492      $12.605       3,464
                                 2007       $12.605      $12.378      11,305
                                 2008       $12.378      $ 8.037       6,113
                                 2009       $ 8.037      $ 9.316       5,160

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                 2005       $10.000      $11.343       4,759
                                 2006       $11.343      $12.908       8,616
                                 2007       $12.908      $12.979       7,073
                                 2008       $12.979      $ 8.046       5,564
                                 2009       $ 8.046      $10.495       8,566
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                 2005       $10.000      $11.309       4,885
                                 2006       $11.309      $12.439      11,872
                                 2007       $12.439      $10.147      13,843
                                 2008       $10.147      $ 6.576       8,266
                                 2009       $ 6.576      $ 8.225       9,478
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                 2005       $10.000      $11.238       2,159
                                 2006       $11.238      $12.428       9,098
                                 2007       $12.428      $11.888       9,461
                                 2008       $11.888      $ 7.390       9,415
                                 2009       $ 7.390      $ 8.770      10,145
PIMCO VIT COMMODITYREALRETURN TM STRATEGY PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $ 9.468       6,562
                                 2007       $ 9.468      $11.420       8,305
                                 2008       $11.420      $ 6.281      10,114
                                 2009       $ 6.281      $ 8.713      10,055
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.677           0
                                 2007       $10.677      $11.058       1,159
                                 2008       $11.058      $ 9.243       1,090
                                 2009       $ 9.243      $11.813       1,273
PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.094         168
                                 2007       $10.094      $10.933       2,678
                                 2008       $10.933      $ 9.946      18,212
                                 2009       $ 9.946      $11.523      26,099
PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.276       6,002
                                 2007       $10.276      $10.937      14,267
                                 2008       $10.937      $11.219      14,340
                                 2009       $11.219      $12.524      32,183
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.000      $11.284       2,807
                                 2004       $11.284      $11.961       3,301
                                 2005       $11.961      $12.187       7,058
                                 2006       $12.187      $13.362       6,680

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.362      $13.213       6,590
                                 2008       $13.213      $ 7.672       6,324
                                 2009       $ 7.672      $ 9.442       6,027
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.000      $12.255      36,160
                                 2004       $12.255      $13.340      38,714
                                 2005       $13.340      $13.751      35,632
                                 2006       $13.751      $15.615      35,318
                                 2007       $15.615      $14.371      34,925
                                 2008       $14.371      $ 8.630      28,763
                                 2009       $ 8.630      $10.974      28,243
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.000      $12.624      20,267
                                 2004       $12.624      $14.369      42,996
                                 2005       $14.369      $15.794      40,716
                                 2006       $15.794      $19.762      40,989
                                 2007       $19.762      $20.976      42,142
                                 2008       $20.976      $11.516      37,889
                                 2009       $11.516      $14.061      36,384
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.000      $12.122       2,973
                                 2004       $12.122      $13.376       3,768
                                 2005       $13.376      $14.257       3,224
                                 2006       $14.257      $15.914       1,095
                                 2007       $15.914      $14.782       1,088
                                 2008       $14.782      $ 8.753       1,081
                                 2009       $ 8.753      $11.218       1,070
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2005       $10.000      $10.892       2,158
                                 2006       $10.892      $12.379       6,112
                                 2007       $12.379      $11.533       7,514
                                 2008       $11.533      $ 6.241       8,088
                                 2009       $ 6.241      $ 5.873           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.000      $11.692      24,460
                                 2004       $11.692      $12.030      34,436
                                 2005       $12.030      $12.456      34,433
                                 2006       $12.456      $12.866      34,002
                                 2007       $12.866      $13.298      33,087
                                 2008       $13.298      $ 8.202      26,972
                                 2009       $ 8.202      $13.169      25,460

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000       $7.904       8,444



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                         WITH MAV DEATH BENEFIT OPTION

                           MORTALITY & EXPENSE = 1.7



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.184       22,368
                                 2004       $12.184      $13.445       38,388
                                 2005       $13.445      $16.190       31,901
                                 2006       $16.190      $17.098       23,587
                                 2007       $17.098      $20.025       18,238
                                 2008       $20.025      $10.019       12,209
                                 2009       $10.019      $16.618       10,012
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.210       74,665
                                 2004       $12.210      $12.963      209,938
                                 2005       $12.963      $13.400      226,368
                                 2006       $13.400      $14.571       49,499
                                 2007       $14.571      $14.852      150,097
                                 2008       $14.852      $ 9.258      118,053
                                 2009       $ 9.258      $11.258       96,851
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.836      117,818
                                 2004       $11.836      $12.874      260,882
                                 2005       $12.874      $14.892      270,898
                                 2006       $14.892      $15.184       25,322
                                 2007       $15.184      $17.761      180,354
                                 2008       $17.761      $ 9.105      150,037
                                 2009       $ 9.105      $15.261      124,707
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.639       27,534
                                 2004       $12.639      $13.948       34,535
                                 2005       $13.948      $14.829       32,446
                                 2006       $14.829      $18.896       10,544
                                 2007       $18.896      $21.381       20,770
                                 2008       $21.381      $11.989       13,267
                                 2009       $11.989      $14.987       12,359

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.551        20,577
                                 2004       $12.551      $13.827        37,740
                                 2005       $13.827      $14.440        35,366
                                 2006       $14.440      $16.768         3,995
                                 2007       $16.768      $19.194        19,921
                                 2008       $19.194      $10.553        16,432
                                 2009       $10.553      $10.071             0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.918        52,373
                                 2004       $12.918      $14.531        79,037
                                 2005       $14.531      $15.137       120,353
                                 2006       $15.137      $18.060        10,326
                                 2007       $18.060      $18.916        85,280
                                 2008       $18.916      $10.933        55,823
                                 2009       $10.933      $12.455        47,100
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.285        63,152
                                 2004       $11.285      $12.131       154,309
                                 2005       $12.131      $12.131       147,765
                                 2006       $12.131      $12.975        48,992
                                 2007       $12.975      $13.225        88,491
                                 2008       $13.225      $ 9.965        61,301
                                 2009       $ 9.965      $14.105        45,626
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.618        39,217
                                 2004       $11.618      $12.621       201,587
                                 2005       $12.621      $13.214       212,851
                                 2006       $13.214      $14.774         5,437
                                 2007       $14.774      $14.909       128,718
                                 2008       $14.909      $10.759        48,848
                                 2009       $10.759      $13.184        38,342
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2003       $10.000      $10.269       140,315
                                 2004       $10.269      $10.586       435,782
                                 2005       $10.586      $10.706       907,190
                                 2006       $10.706      $11.065        67,695
                                 2007       $11.065      $11.477     1,054,166
                                 2008       $11.477      $10.234       681,533
                                 2009       $10.234      $12.279       609,274

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.977      242,445
                                 2004       $ 9.977      $ 9.903      439,450
                                 2005       $ 9.903      $ 9.864      536,500
                                 2006       $ 9.864      $10.067       74,623
                                 2007       $10.067      $10.153      334,301
                                 2008       $10.153      $ 8.445      230,719
                                 2009       $ 8.445      $ 8.746      236,989
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.896      138,685
                                 2004       $ 9.896      $ 9.768      415,730
                                 2005       $ 9.768      $ 9.827      600,565
                                 2006       $ 9.827      $10.062       62,866
                                 2007       $10.062      $10.331      458,128
                                 2008       $10.331      $10.358      506,815
                                 2009       $10.358      $10.164      356,361
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.065      220,396
                                 2004       $12.065      $13.055      308,763
                                 2005       $13.055      $13.377      451,129
                                 2006       $13.377      $15.121       97,380
                                 2007       $15.121      $15.576      435,427
                                 2008       $15.576      $ 9.586      383,790
                                 2009       $ 9.586      $11.856      324,777
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.985       33,128
                                 2004       $11.985      $12.948       52,030
                                 2005       $12.948      $13.728       61,660
                                 2006       $13.728      $15.456       10,102
                                 2007       $15.456      $16.432       82,961
                                 2008       $16.432      $12.220       49,804
                                 2009       $12.220      $14.319       79,212
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.458       23,311
                                 2004       $11.458      $13.522       34,395
                                 2005       $13.522      $15.171       49,486
                                 2006       $15.171      $17.867        3,618
                                 2007       $17.867      $21.040       36,800
                                 2008       $21.040      $13.738       33,416
                                 2009       $13.738      $16.016       28,911
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $10.000      $11.273       11,469
                                 2004       $11.273      $12.175       56,625
                                 2005       $12.175      $13.395       60,690
                                 2006       $13.395      $14.562        5,592
                                 2007       $14.562      $15.199       49,319
                                 2008       $15.199      $12.678       29,056
                                 2009       $12.678      $16.184       25,791

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                 2003       $10.000      $14.851       24,355
                                 2004       $14.851      $17.922       47,545
                                 2005       $17.922      $23.522       73,319
                                 2006       $23.522      $31.656       21,151
                                 2007       $31.656      $43.620       76,469
                                 2008       $43.620      $18.511       57,233
                                 2009       $18.511      $30.897       50,423
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.667       48,746
                                 2004       $11.667      $12.297       74,213
                                 2005       $12.297      $13.933       68,523
                                 2006       $13.933      $14.191       18,146
                                 2007       $14.191      $16.938       44,609
                                 2008       $16.938      $ 8.417       39,332
                                 2009       $ 8.417      $13.638       37,241
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $11.575       44,344
                                 2004       $11.575      $12.664       72,671
                                 2005       $12.664      $13.342      211,350
                                 2006       $13.342      $14.737       64,636
                                 2007       $14.737      $14.943      485,911
                                 2008       $14.943      $11.335      164,910
                                 2009       $11.335      $13.622      113,717
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.201       63,170
                                 2004       $12.201      $13.499      175,312
                                 2005       $13.499      $14.830      384,803
                                 2006       $14.830      $17.681       48,552
                                 2007       $17.681      $19.041      449,336
                                 2008       $19.041      $13.275      312,974
                                 2009       $13.275      $16.874      255,229
UIF INTERNATIONAL GROWTH EQUITY PORTFOLIO, CLASS II
                                 2006       $10.000      $10.717        1,199
                                 2007       $10.717      $12.012       65,224
                                 2008       $12.012      $ 6.067       83,498
                                 2009       $ 6.067      $ 8.127       83,884
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.063       87,602
                                 2004       $13.063      $15.568      130,494
                                 2005       $15.568      $17.917      179,229

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $17.917      $19.185        55,348
                                 2007       $19.185      $23.077       134,283
                                 2008       $23.077      $12.041       104,828
                                 2009       $12.041      $18.590        88,186
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.566        86,930
                                 2004       $13.566      $15.831       100,509
                                 2005       $15.831      $17.534        96,086
                                 2006       $17.534      $19.240        23,828
                                 2007       $19.240      $19.433        54,417
                                 2008       $19.433      $11.356        45,892
                                 2009       $11.356      $16.338        39,724
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2003       $10.000      $13.354       153,042
                                 2004       $13.354      $15.005       231,069
                                 2005       $15.005      $16.511       346,792
                                 2006       $16.511      $19.540        67,204
                                 2007       $19.540      $20.653       322,128
                                 2008       $20.653      $11.869       265,638
                                 2009       $11.869      $16.205       208,738
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.733        49,176
                                 2004       $12.733      $16.999       147,102
                                 2005       $16.999      $19.472       178,831
                                 2006       $19.472      $26.303        16,352
                                 2007       $26.303      $21.346       142,482
                                 2008       $21.346      $12.972       105,121
                                 2009       $12.972      $16.353        91,139
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $12.811        16,575
                                 2004       $12.811      $14.441        28,954
                                 2005       $14.441      $15.744        25,463
                                 2006       $15.744      $16.207        25,771
                                 2007       $16.207      $18.698        15,411
                                 2008       $18.698      $ 9.752        10,326
                                 2009       $ 9.752      $14.962         8,592
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2003       $10.000      $12.475       389,485
                                 2004       $12.475      $14.372       702,138
                                 2005       $14.372      $14.680     1,159,340
                                 2006       $14.680      $16.715       319,305
                                 2007       $16.715      $16.015     1,068,334
                                 2008       $16.015      $10.087       734,544
                                 2009       $10.087      $12.708       633,378

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $12.373      181,835
                                 2004       $12.373      $13.853      347,249
                                 2005       $13.853      $14.913      489,415
                                 2006       $14.913      $16.969      101,736
                                 2007       $16.969      $17.067      417,675
                                 2008       $17.067      $11.351      313,824
                                 2009       $11.351      $13.821      283,366
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.805       92,229
                                 2004       $11.805      $12.367      112,222
                                 2005       $12.367      $13.061      145,537
                                 2006       $13.061      $13.151       25,708
                                 2007       $13.151      $15.048      110,913
                                 2008       $15.048      $ 7.512       80,712
                                 2009       $ 7.512      $12.209       68,484
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2003       $10.000      $12.870       25,938
                                 2004       $12.870      $13.995       98,681
                                 2005       $13.995      $14.476      103,508
                                 2006       $14.476      $16.042       27,431
                                 2007       $16.042      $15.952       64,699
                                 2008       $15.952      $ 7.527       52,495
                                 2009       $ 7.527      $10.910       45,739
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2003       $10.000      $12.218       17,314
                                 2004       $12.218      $12.746       18,208
                                 2005       $12.746      $13.579       12,438
                                 2006       $13.579      $14.130       17,405
                                 2007       $14.130      $15.488        6,910
                                 2008       $15.488      $ 8.718        6,230
                                 2009       $ 8.718      $10.325        5,181
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.760        1,713
                                 2007       $10.760      $11.387       24,978
                                 2008       $11.387      $ 7.784       16,894
                                 2009       $ 7.784      $ 9.774       11,814
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.782       34,016
                                 2005       $10.782      $11.348      112,654
                                 2006       $11.348      $12.356       21,519
                                 2007       $12.356      $13.247       78,877
                                 2008       $13.247      $ 9.269       50,759
                                 2009       $ 9.269      $11.809       44,786

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $12.429       52,735
                                 2004       $12.429      $13.966       87,618
                                 2005       $13.966      $15.297      202,737
                                 2006       $15.297      $14.822       72,624
                                 2007       $14.822      $16.382      209,318
                                 2008       $16.382      $ 9.226      133,414
                                 2009       $ 9.226      $12.026      121,891
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2003       $10.000      $12.263       97,396
                                 2004       $12.263      $13.381      186,919
                                 2005       $13.381      $13.732      192,777
                                 2006       $13.732      $15.762       73,789
                                 2007       $15.762      $16.214      123,819
                                 2008       $16.214      $ 9.434       95,302
                                 2009       $ 9.434      $11.139       89,931
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $11.854      248,369
                                 2006       $11.854      $15.715       32,002
                                 2007       $15.715      $16.277      408,290
                                 2008       $16.277      $ 7.460      463,005
                                 2009       $ 7.460      $ 9.833      369,688
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $11.464       25,885
                                 2004       $11.464      $12.186       41,070
                                 2005       $12.186      $13.732       40,431
                                 2006       $13.732      $13.386        1,106
                                 2007       $13.386      $14.920       15,963
                                 2008       $14.920      $ 8.809       12,275
                                 2009       $ 8.809      $11.849       11,837
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                                 2003       $10.000      $13.586       90,115
                                 2004       $13.586      $15.872      136,238
                                 2005       $15.872      $16.606      258,660
                                 2006       $16.606      $18.607       84,543
                                 2007       $18.607      $18.532      252,331
                                 2008       $18.532      $11.682      159,012
                                 2009       $11.682      $16.350      123,828
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                                 2005       $10.000      $10.933       48,868
                                 2006       $10.933      $13.248        4,475
                                 2007       $13.248      $15.861       59,029
                                 2008       $15.861      $ 9.842       41,351
                                 2009       $ 9.842      $10.615            0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $10.713       11,565
                                 2006       $10.713      $12.722        1,022
                                 2007       $12.722      $11.960       30,216
                                 2008       $11.960      $ 6.921       23,659
                                 2009       $ 6.921      $ 8.219       26,687
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.868      181,982
                                 2006       $11.868      $12.976       31,737
                                 2007       $12.976      $14.932      554,128
                                 2008       $14.932      $ 8.395      480,176
                                 2009       $ 8.395      $11.158      436,258
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.069      157,162
                                 2006       $11.069      $12.256        7,523
                                 2007       $12.256      $13.449      210,551
                                 2008       $13.449      $ 7.666      220,340
                                 2009       $ 7.666      $ 9.553      192,212
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $10.456       49,716
                                 2006       $10.456      $11.389        4,550
                                 2007       $11.389      $11.457      108,995
                                 2008       $11.457      $ 8.414       88,914
                                 2009       $ 8.414      $11.844       78,023
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $12.087      101,824
                                 2006       $12.087      $13.330       17,989
                                 2007       $13.330      $15.082      182,002
                                 2008       $15.082      $ 8.936      138,551
                                 2009       $ 8.936      $12.252      116,400
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.193            0
                                 2007       $10.193      $10.495       63,256
                                 2008       $10.495      $10.581      496,790
                                 2009       $10.581      $10.431      391,555
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.132       11,194
                                 2006       $11.132      $11.491        2,677
                                 2007       $11.491      $12.887       65,673
                                 2008       $12.887      $ 8.178       66,657
                                 2009       $ 8.178      $10.669       56,490

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.674       77,284
                                 2005       $10.674      $10.820      119,391
                                 2006       $10.820      $11.610       11,299
                                 2007       $11.610      $11.698       77,201
                                 2008       $11.698      $ 8.794       54,263
                                 2009       $ 8.794      $12.312       64,787
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.217       41,597
                                 2005       $11.217      $11.183      323,126
                                 2006       $11.183      $12.973       29,042
                                 2007       $12.973      $13.205      909,655
                                 2008       $13.205      $ 9.113      480,585
                                 2009       $ 9.113      $12.123      418,019
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.358       23,826
                                 2006       $11.358      $13.714        5,198
                                 2007       $13.714      $15.047       78,114
                                 2008       $15.047      $10.562       64,531
                                 2009       $10.562      $12.778       64,382
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.929       30,375
                                 2005       $10.929      $11.855      224,792
                                 2006       $11.855      $13.770       17,714
                                 2007       $13.770      $13.978      408,166
                                 2008       $13.978      $ 8.625      291,560
                                 2009       $ 8.625      $10.666      268,143
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.496       77,295
                                 2005       $11.496      $12.426      447,788
                                 2006       $12.426      $14.807       45,656
                                 2007       $14.807      $16.771      467,312
                                 2008       $16.771      $ 9.810      332,023
                                 2009       $ 9.810      $13.189      288,157
GOLDMAN SACHS VIT GROWTH AND INCOME FUND
                                 2005       $10.000      $10.503       68,083
                                 2006       $10.503      $12.637        3,240
                                 2007       $12.637      $12.429      132,994
                                 2008       $12.429      $ 8.083      102,730
                                 2009       $ 8.083      $ 9.382       97,718

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                 2005       $10.000      $11.355       55,501
                                 2006       $11.355      $12.941       10,586
                                 2007       $12.941      $13.032       71,239
                                 2008       $13.032      $ 8.092       51,861
                                 2009       $ 8.092      $10.570       49,351
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                 2005       $10.000      $11.321      188,527
                                 2006       $11.321      $12.471       16,723
                                 2007       $12.471      $10.189      289,176
                                 2008       $10.189      $ 6.613      225,676
                                 2009       $ 6.613      $ 8.284      191,190
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                 2005       $10.000      $11.249      151,020
                                 2006       $11.249      $12.460        5,914
                                 2007       $12.460      $11.936      218,344
                                 2008       $11.936      $ 7.432      178,799
                                 2009       $ 7.432      $ 8.833      160,170
PIMCO VIT COMMODITYREALRETURN TM STRATEGY PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $ 9.478            0
                                 2007       $ 9.478      $11.450       25,216
                                 2008       $11.450      $ 6.307       34,564
                                 2009       $ 6.307      $ 8.763       41,662
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.688            0
                                 2007       $10.688      $11.086        5,381
                                 2008       $11.086      $ 9.281        9,916
                                 2009       $ 9.281      $11.880       10,522
PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.104            0
                                 2007       $10.104      $10.961      337,431
                                 2008       $10.961      $ 9.986      209,514
                                 2009       $ 9.986      $11.588      150,324
PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.286          833
                                 2007       $10.286      $10.965      493,443
                                 2008       $10.965      $11.265      362,106
                                 2009       $11.265      $12.594      344,845
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.000      $11.296       33,345
                                 2004       $11.296      $11.992      447,425
                                 2005       $11.992      $12.236      712,672
                                 2006       $12.236      $13.437        5,602

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.437      $13.307       91,787
                                 2008       $13.307      $ 7.739       46,549
                                 2009       $ 7.739      $ 9.539       40,491
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.000      $12.268       19,748
                                 2004       $12.268      $13.374       40,186
                                 2005       $13.374      $13.808       44,373
                                 2006       $13.808      $15.703        1,256
                                 2007       $15.703      $14.474       27,085
                                 2008       $14.474      $ 8.705       13,430
                                 2009       $ 8.705      $11.087       11,242
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.000      $12.637       65,382
                                 2004       $12.637      $14.406      115,035
                                 2005       $14.406      $15.859      170,545
                                 2006       $15.859      $19.873       21,382
                                 2007       $19.873      $21.126      184,580
                                 2008       $21.126      $11.617      125,470
                                 2009       $11.617      $14.205       96,892
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.000      $12.134        9,616
                                 2004       $12.134      $13.410        8,572
                                 2005       $13.410      $14.316        7,950
                                 2006       $14.316      $16.003        3,447
                                 2007       $16.003      $14.888          180
                                 2008       $14.888      $ 8.830          164
                                 2009       $ 8.830      $11.333          145
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2005       $10.000      $10.903       97,341
                                 2006       $10.903      $12.411        6,105
                                 2007       $12.411      $11.580      243,127
                                 2008       $11.580      $ 6.276      177,191
                                 2009       $ 6.276      $ 5.907            0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.000      $11.704       29,283
                                 2004       $11.704      $12.061       95,152
                                 2005       $12.061      $12.507      127,010
                                 2006       $12.507      $12.938       16,033
                                 2007       $12.938      $13.393      122,742
                                 2008       $13.393      $ 8.274       69,258
                                 2009       $ 8.274      $13.304       51,466

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000       $7.960      142,599



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.75



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.180           0
                                 2004       $12.180      $13.434           0
                                 2005       $13.434      $16.168       1,696
                                 2006       $16.168      $17.067       1,696
                                 2007       $17.067      $19.978       1,696
                                 2008       $19.978      $ 9.990       1,696
                                 2009       $ 9.990      $16.562       1,696
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.206         452
                                 2004       $12.206      $12.952       1,711
                                 2005       $12.952      $13.382       2,659
                                 2006       $13.382      $14.544       2,844
                                 2007       $14.544      $14.816       2,817
                                 2008       $14.816      $ 9.232       2,245
                                 2009       $ 9.232      $11.219       1,470
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.832           0
                                 2004       $11.832      $12.863       1,638
                                 2005       $12.863      $14.872       2,208
                                 2006       $14.872      $15.155       6,144
                                 2007       $15.155      $17.718       5,810
                                 2008       $17.718      $ 9.078       6,027
                                 2009       $ 9.078      $15.210       4,486
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.635           0
                                 2004       $12.635      $13.936         386
                                 2005       $13.936      $14.808         384
                                 2006       $14.808      $18.861         382
                                 2007       $18.861      $21.330         302
                                 2008       $21.330      $11.955         245
                                 2009       $11.955      $14.936         193

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.547           0
                                 2004       $12.547      $13.815           0
                                 2005       $13.815      $14.421           0
                                 2006       $14.421      $16.737           0
                                 2007       $16.737      $19.148           0
                                 2008       $19.148      $10.522           0
                                 2009       $10.522      $10.040           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.914       2,593
                                 2004       $12.914      $14.519       3,554
                                 2005       $14.519      $15.116       4,687
                                 2006       $15.116      $18.027       4,829
                                 2007       $18.027      $18.871       4,791
                                 2008       $18.871      $10.901       4,321
                                 2009       $10.901      $12.412       3,580
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.281         271
                                 2004       $11.281      $12.121       1,121
                                 2005       $12.121      $12.115       1,701
                                 2006       $12.115      $12.951       1,640
                                 2007       $12.951      $13.194       1,435
                                 2008       $13.194      $ 9.936       1,090
                                 2009       $ 9.936      $14.057       1,231
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.614         754
                                 2004       $11.614      $12.610       8,137
                                 2005       $12.610      $13.196       6,757
                                 2006       $13.196      $14.747       6,011
                                 2007       $14.747      $14.873       4,502
                                 2008       $14.873      $10.728         730
                                 2009       $10.728      $13.139         723
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2003       $10.000      $10.265         765
                                 2004       $10.265      $10.577       8,308
                                 2005       $10.577      $10.691      35,031
                                 2006       $10.691      $11.044      42,858
                                 2007       $11.044      $11.450      42,350
                                 2008       $11.450      $10.204      22,941
                                 2009       $10.204      $12.237      11,988

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.974       2,572
                                 2004       $ 9.974      $ 9.895       3,215
                                 2005       $ 9.895      $ 9.850      10,667
                                 2006       $ 9.850      $10.049      11,015
                                 2007       $10.049      $10.128      11,074
                                 2008       $10.128      $ 8.420       7,739
                                 2009       $ 8.420      $ 8.716       6,489
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.892          89
                                 2004       $ 9.892      $ 9.760      15,209
                                 2005       $ 9.760      $ 9.814      14,945
                                 2006       $ 9.814      $10.043      18,079
                                 2007       $10.043      $10.307      18,287
                                 2008       $10.307      $10.329      40,239
                                 2009       $10.329      $10.130       9,194
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.060       1,136
                                 2004       $12.060      $13.044       2,288
                                 2005       $13.044      $13.359       8,224
                                 2006       $13.359      $15.093      19,877
                                 2007       $15.093      $15.539      21,181
                                 2008       $15.539      $ 9.559      17,121
                                 2009       $ 9.559      $11.816      14,236
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.981           0
                                 2004       $11.981      $12.937       1,440
                                 2005       $12.937      $13.710       7,711
                                 2006       $13.710      $15.428       7,648
                                 2007       $15.428      $16.393       7,587
                                 2008       $16.393      $12.185       2,286
                                 2009       $12.185      $14.271         784
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.454         227
                                 2004       $11.454      $13.511         226
                                 2005       $13.511      $15.151         225
                                 2006       $15.151      $17.833           0
                                 2007       $17.833      $20.990           0
                                 2008       $20.990      $13.698           0
                                 2009       $13.698      $15.962           0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $10.000      $11.269         241
                                 2004       $11.269      $12.164       1,235
                                 2005       $12.164      $13.377       2,746
                                 2006       $13.377      $14.535       2,816
                                 2007       $14.535      $15.163       2,816
                                 2008       $15.163      $12.642       1,462
                                 2009       $12.642      $16.129       1,371

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                 2003       $10.000      $14.846           0
                                 2004       $14.846      $17.907         651
                                 2005       $17.907      $23.490       2,863
                                 2006       $23.490      $31.597       7,145
                                 2007       $31.597      $43.517       6,728
                                 2008       $43.517      $18.458       4,295
                                 2009       $18.458      $30.792       3,978
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $11.571           0
                                 2004       $11.571      $12.653           0
                                 2005       $12.653      $13.324      11,102
                                 2006       $13.324      $14.710      30,723
                                 2007       $14.710      $14.907      26,834
                                 2008       $14.907      $11.303      14,104
                                 2009       $11.303      $13.576      12,903
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.663           0
                                 2004       $11.663      $12.287           0
                                 2005       $12.287      $13.914           0
                                 2006       $13.914      $14.165           0
                                 2007       $14.165      $16.898           0
                                 2008       $16.898      $ 8.393           0
                                 2009       $ 8.393      $13.591           0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.197         957
                                 2004       $12.197      $13.487       2,477
                                 2005       $13.487      $14.810      20,912
                                 2006       $14.810      $17.648      24,154
                                 2007       $17.648      $18.996      23,809
                                 2008       $18.996      $13.236      12,389
                                 2009       $13.236      $16.817      10,612
UIF INTERNATIONAL GROWTH EQUITY PORTFOLIO, CLASS II
                                 2006       $10.000      $10.713       7,648
                                 2007       $10.713      $12.002       9,040
                                 2008       $12.002      $ 6.058      10,237
                                 2009       $ 6.058      $ 8.112       9,141
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.058       1,032
                                 2004       $13.058      $15.555       1,783
                                 2005       $15.555      $17.893       3,986

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $17.893      $19.150      10,941
                                 2007       $19.150      $23.022      11,082
                                 2008       $23.022      $12.006       9,526
                                 2009       $12.006      $18.527       7,711
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.561           0
                                 2004       $13.561      $15.818           0
                                 2005       $15.818      $17.510           0
                                 2006       $17.510      $19.204           0
                                 2007       $19.204      $19.387           0
                                 2008       $19.387      $11.323           0
                                 2009       $11.323      $16.283           0
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2003       $10.000      $13.350         211
                                 2004       $13.350      $14.992         594
                                 2005       $14.992      $16.488       5,804
                                 2006       $16.488      $19.504       9,088
                                 2007       $19.504      $20.604       9,423
                                 2008       $20.604      $11.835       8,638
                                 2009       $11.835      $16.150       5,659
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.729           0
                                 2004       $12.729      $16.984       1,809
                                 2005       $16.984      $19.446       4,611
                                 2006       $19.446      $26.253       9,560
                                 2007       $26.253      $21.295       8,082
                                 2008       $21.295      $12.934       7,227
                                 2009       $12.934      $16.297       6,253
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $12.807           0
                                 2004       $12.807      $14.429         383
                                 2005       $14.429      $15.722         381
                                 2006       $15.722      $16.177         379
                                 2007       $16.177      $18.653         300
                                 2008       $18.653      $ 9.724         243
                                 2009       $ 9.724      $14.911         192
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2003       $10.000      $12.470       4,729
                                 2004       $12.470      $14.360       7,720
                                 2005       $14.360      $14.661      31,091
                                 2006       $14.661      $16.684      43,911
                                 2007       $16.684      $15.977      42,999
                                 2008       $15.977      $10.058      33,381
                                 2009       $10.058      $12.665      28,166

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $12.368          19
                                 2004       $12.368      $13.841       1,802
                                 2005       $13.841      $14.893       8,839
                                 2006       $14.893      $16.937      12,268
                                 2007       $16.937      $17.026      12,024
                                 2008       $17.026      $11.318       7,694
                                 2009       $11.318      $13.774       5,371
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.801           0
                                 2004       $11.801      $12.357         638
                                 2005       $12.357      $13.043       4,849
                                 2006       $13.043      $13.127       5,273
                                 2007       $13.127      $15.013       4,988
                                 2008       $15.013      $ 7.491       3,454
                                 2009       $ 7.491      $12.167       3,169
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2003       $10.000      $12.865         696
                                 2004       $12.865      $13.983       2,007
                                 2005       $13.983      $14.457       5,556
                                 2006       $14.457      $16.012       5,263
                                 2007       $16.012      $15.914       5,058
                                 2008       $15.914      $ 7.505       4,872
                                 2009       $ 7.505      $10.873       2,600
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2003       $10.000      $12.214           0
                                 2004       $12.214      $12.735         402
                                 2005       $12.735      $13.560         400
                                 2006       $13.560      $14.103         398
                                 2007       $14.103      $15.451         395
                                 2008       $15.451      $ 8.692         220
                                 2009       $ 8.692      $10.290         165
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2003       $10.000      $11.733         221
                                 2004       $11.733      $12.137       1,018
                                 2005       $12.137      $12.541       2,032
                                 2006       $10.000      $10.756       2,375
                                 2007       $10.756      $11.378       2,337
                                 2008       $11.378      $ 7.774       2,328
                                 2009       $ 7.774      $ 9.756       1,297
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.778           0
                                 2005       $10.778      $11.338         817
                                 2006       $11.338      $12.340         817

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $12.340      $13.222         817
                                 2008       $13.222      $ 9.247         817
                                 2009       $ 9.247      $11.775         817
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $12.424         436
                                 2004       $12.424      $13.954         434
                                 2005       $13.954      $15.276       6,325
                                 2006       $15.276      $14.794       6,555
                                 2007       $14.794      $16.343       7,413
                                 2008       $16.343      $ 9.199       2,050
                                 2009       $ 9.199      $11.985       1,846
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2003       $10.000      $12.259          24
                                 2004       $12.259      $13.370       1,074
                                 2005       $13.370      $13.714       1,369
                                 2006       $13.714      $15.733       1,297
                                 2007       $15.733      $16.176       1,206
                                 2008       $16.176      $ 9.407       1,181
                                 2009       $ 9.407      $11.101         518
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $11.849       6,507
                                 2006       $11.849      $15.701      22,410
                                 2007       $15.701      $16.254      24,370
                                 2008       $16.254      $ 7.446      22,716
                                 2009       $ 7.446      $ 9.810      19,051
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $11.460       2,989
                                 2004       $11.460      $12.176       2,973
                                 2005       $12.176      $13.713       2,956
                                 2006       $13.713      $13.361       2,940
                                 2007       $13.361      $14.884       2,924
                                 2008       $14.884      $ 8.783       2,906
                                 2009       $ 8.783      $11.809       2,880
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                                 2003       $10.000      $13.582           0
                                 2004       $13.582      $15.859         532
                                 2005       $15.859      $16.583       4,840
                                 2006       $16.583      $18.572       8,414
                                 2007       $18.572      $18.488       6,510
                                 2008       $18.488      $11.648       1,911
                                 2009       $11.648      $16.294       1,265

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                                 2005       $10.000      $10.930       1,319
                                 2006       $10.930      $13.237       2,046
                                 2007       $13.237      $15.839       2,138
                                 2008       $15.839      $ 9.823       2,215
                                 2009       $ 9.823      $10.591           0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $10.709       1,262
                                 2006       $10.709      $12.711       6,537
                                 2007       $12.711      $11.944       6,544
                                 2008       $11.944      $ 6.908       6,755
                                 2009       $ 6.908      $ 8.199       5,302
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.864       2,655
                                 2006       $11.864      $12.965      21,857
                                 2007       $12.965      $14.912      19,172
                                 2008       $14.912      $ 8.380      18,125
                                 2009       $ 8.380      $11.131      17,474
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.065       2,142
                                 2006       $11.065      $12.246       9,355
                                 2007       $12.246      $13.431       9,832
                                 2008       $13.431      $ 7.652      10,098
                                 2009       $ 7.652      $ 9.531       9,053
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $10.452       2,488
                                 2006       $10.452      $11.380       4,152
                                 2007       $11.380      $11.441       4,145
                                 2008       $11.441      $ 8.399       3,933
                                 2009       $ 8.399      $11.815       2,256
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $12.083       1,119
                                 2006       $12.083      $13.318       4,739
                                 2007       $13.318      $15.062       4,715
                                 2008       $15.062      $ 8.919       4,612
                                 2009       $ 8.919      $12.223       4,351
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.189       1,541
                                 2007       $10.189      $10.486       1,763
                                 2008       $10.486      $10.567      22,258
                                 2009       $10.567      $10.411      23,957
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.129           0
                                 2006       $11.129      $11.481       5,635

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $11.481      $12.869       6,539
                                 2008       $12.869      $ 8.163       5,995
                                 2009       $ 8.163      $10.644       5,383
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.670       2,014
                                 2005       $10.670      $10.810       4,141
                                 2006       $10.810      $11.594       4,110
                                 2007       $11.594      $11.677       4,146
                                 2008       $11.677      $ 8.773       2,638
                                 2009       $ 8.773      $12.276         580
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.214           0
                                 2005       $11.214      $11.173       2,972
                                 2006       $11.173      $12.956      37,377
                                 2007       $12.956      $13.180      32,717
                                 2008       $13.180      $ 9.091      15,765
                                 2009       $ 9.091      $12.088      15,063
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.355         153
                                 2006       $11.355      $13.702       7,438
                                 2007       $13.702      $15.027       7,404
                                 2008       $15.027      $10.542       7,368
                                 2009       $10.542      $12.748       7,139
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.926       1,489
                                 2005       $10.926      $11.845       8,721
                                 2006       $11.845      $13.751      14,602
                                 2007       $13.751      $13.952      14,443
                                 2008       $13.952      $ 8.604      12,100
                                 2009       $ 8.604      $10.635       9,004
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.492           0
                                 2005       $11.492      $12.416       7,845
                                 2006       $12.416      $14.787      16,092
                                 2007       $14.787      $16.739      15,067
                                 2008       $16.739      $ 9.786      12,775
                                 2009       $ 9.786      $13.151      10,774
GOLDMAN SACHS VIT GROWTH AND INCOME FUND
                                 2005       $10.000      $10.499       1,726
                                 2006       $10.499      $12.626       3,240
                                 2007       $12.626      $12.412       3,227
                                 2008       $12.412      $ 8.067       2,165
                                 2009       $ 8.067      $ 9.360         748

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                 2005       $10.000      $11.351       1,923
                                 2006       $11.351      $12.930       2,344
                                 2007       $12.930      $13.015       2,333
                                 2008       $13.015      $ 8.076       1,273
                                 2009       $ 8.076      $10.545       1,265
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                 2005       $10.000      $11.317       4,494
                                 2006       $11.317      $12.460      12,625
                                 2007       $12.460      $10.175      12,959
                                 2008       $10.175      $ 6.601      11,837
                                 2009       $ 6.601      $ 8.264      10,406
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                 2005       $10.000      $11.245       5,336
                                 2006       $11.245      $12.450      12,802
                                 2007       $12.450      $11.920      14,516
                                 2008       $11.920      $ 7.418       9,143
                                 2009       $ 7.418      $ 8.812       7,857
PIMCO VIT COMMODITYREALRETURN TM STRATEGY PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $ 9.475       3,150
                                 2007       $ 9.475      $11.440       3,104
                                 2008       $11.440      $ 6.298       3,027
                                 2009       $ 6.298      $ 8.746       2,819
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.685         413
                                 2007       $10.685      $11.077         410
                                 2008       $11.077      $ 9.269           0
                                 2009       $ 9.269      $11.857           0
PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.101         408
                                 2007       $10.101      $10.951       7,192
                                 2008       $10.951      $ 9.973         567
                                 2009       $ 9.973      $11.567       1,559
PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.283      10,809
                                 2007       $10.283      $10.955      18,937
                                 2008       $10.955      $11.249       9,478
                                 2009       $11.249      $12.571       9,713

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.000      $11.292           0
                                 2004       $11.292      $11.982      30,877
                                 2005       $11.982      $12.220      27,092
                                 2006       $12.220      $13.412       3,702
                                 2007       $13.412      $13.276       3,690
                                 2008       $13.276      $ 7.717       2,697
                                 2009       $ 7.717      $ 9.506       3,813
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.000      $12.264           0
                                 2004       $12.264      $13.362           0
                                 2005       $13.362      $13.789           0
                                 2006       $13.789      $15.674           0
                                 2007       $15.674      $14.440           0
                                 2008       $14.440      $ 8.680           0
                                 2009       $ 8.680      $11.049           0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.000      $12.633       1,443
                                 2004       $12.633      $14.394       1,819
                                 2005       $14.394      $15.837       6,592
                                 2006       $15.837      $19.836       7,835
                                 2007       $19.836      $21.076       3,834
                                 2008       $21.076      $11.583       3,647
                                 2009       $11.583      $14.157       3,309
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.000      $12.130           0
                                 2004       $12.130      $13.398           0
                                 2005       $13.398      $14.296           0
                                 2006       $14.296      $15.973           0
                                 2007       $15.973      $14.852           0
                                 2008       $14.852      $ 8.804           0
                                 2009       $ 8.804      $11.294           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2005       $10.000      $10.900       1,417
                                 2006       $10.900      $12.400      14,623
                                 2007       $12.400      $11.564      12,415
                                 2008       $11.564      $ 6.264      11,914
                                 2009       $ 6.264      $ 5.895           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.000      $11.700           0
                                 2004       $11.700      $12.050           0
                                 2005       $12.050      $12.490           0
                                 2006       $12.490      $12.914       3,289
                                 2007       $12.914      $13.361       3,271
                                 2008       $13.361      $ 8.250       3,247
                                 2009       $ 8.250      $13.259       2,909

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000       $7.941       9,076



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

       WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION

                           MORTALITY & EXPENSE = 1.8



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.176       6,299
                                 2004       $12.176      $13.422       8,829
                                 2005       $13.422      $16.146      10,423
                                 2006       $16.146      $17.035      12,281
                                 2007       $17.035      $19.930      11,946
                                 2008       $19.930      $ 9.961      12,398
                                 2009       $ 9.961      $16.506      12,338
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.202      13,338
                                 2004       $12.202      $12.941      30,310
                                 2005       $12.941      $13.363      30,499
                                 2006       $13.363      $14.517      27,228
                                 2007       $14.517      $14.781      21,600
                                 2008       $14.781      $ 9.205      15,352
                                 2009       $ 9.205      $11.181       7,953
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.828       8,305
                                 2004       $11.828      $12.852      21,806
                                 2005       $12.852      $14.851      31,805
                                 2006       $14.851      $15.127      31,781
                                 2007       $15.127      $17.676      25,631
                                 2008       $17.676      $ 9.052      21,769
                                 2009       $ 9.052      $15.158      19,557
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.630       5,081
                                 2004       $12.630      $13.924       6,058
                                 2005       $13.924      $14.788       6,499
                                 2006       $14.788      $18.825       3,856
                                 2007       $18.825      $21.280       2,846
                                 2008       $21.280      $11.920       2,590
                                 2009       $11.920      $14.885       2,571

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.543        2,803
                                 2004       $12.543      $13.804        2,895
                                 2005       $13.804      $14.401        2,087
                                 2006       $14.401      $16.706        2,079
                                 2007       $16.706      $19.103        2,072
                                 2008       $19.103      $10.492        2,061
                                 2009       $10.492      $10.009            0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.909        7,713
                                 2004       $12.909      $14.506       13,668
                                 2005       $14.506      $15.096       12,496
                                 2006       $15.096      $17.993       14,306
                                 2007       $17.993      $18.826       11,655
                                 2008       $18.826      $10.870       10,288
                                 2009       $10.870      $12.370       10,377
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.278       20,924
                                 2004       $11.278      $12.110       27,724
                                 2005       $12.110      $12.098       26,695
                                 2006       $12.098      $12.927       22,620
                                 2007       $12.927      $13.162       11,454
                                 2008       $13.162      $ 9.908        6,593
                                 2009       $ 9.908      $14.010        6,368
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.610        2,610
                                 2004       $11.610      $12.599       73,997
                                 2005       $12.599      $13.178       69,548
                                 2006       $13.178      $14.719       51,826
                                 2007       $14.719      $14.838       35,772
                                 2008       $14.838      $10.697        6,069
                                 2009       $10.697      $13.095        3,130
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2003       $10.000      $10.262       55,968
                                 2004       $10.262      $10.568      153,800
                                 2005       $10.568      $10.677      237,732
                                 2006       $10.677      $11.024      268,974
                                 2007       $11.024      $11.422      215,118
                                 2008       $11.422      $10.175      124,599
                                 2009       $10.175      $12.196      100,771

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.971       45,323
                                 2004       $ 9.971      $ 9.887       74,515
                                 2005       $ 9.887      $ 9.837      108,949
                                 2006       $ 9.837      $10.030       97,651
                                 2007       $10.030      $10.104       78,698
                                 2008       $10.104      $ 8.396       44,929
                                 2009       $ 8.396      $ 8.686       36,539
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.889      104,728
                                 2004       $ 9.889      $ 9.752      128,475
                                 2005       $ 9.752      $ 9.801      160,852
                                 2006       $ 9.801      $10.024      133,182
                                 2007       $10.024      $10.282      155,128
                                 2008       $10.282      $10.299      147,185
                                 2009       $10.299      $10.095       72,346
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.056       85,934
                                 2004       $12.056      $13.032      106,866
                                 2005       $13.032      $13.340      111,130
                                 2006       $13.340      $15.065      115,550
                                 2007       $15.065      $15.502       93,440
                                 2008       $15.502      $ 9.531       80,454
                                 2009       $ 9.531      $11.776       72,598
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.977       38,501
                                 2004       $11.977      $12.926       55,640
                                 2005       $12.926      $13.691       41,361
                                 2006       $13.691      $15.399       38,615
                                 2007       $15.399      $16.354       31,271
                                 2008       $16.354      $12.150       27,193
                                 2009       $12.150      $14.222       28,797
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.451        2,344
                                 2004       $11.451      $13.499        6,396
                                 2005       $13.499      $15.130        6,622
                                 2006       $15.130      $17.800        4,846
                                 2007       $17.800      $20.940        3,544
                                 2008       $20.940      $13.659        1,208
                                 2009       $13.659      $15.908        1,200
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $10.000      $11.265        3,310
                                 2004       $11.265      $12.154        6,806
                                 2005       $12.154      $13.359        7,994
                                 2006       $13.359      $14.508        6,616
                                 2007       $14.508      $15.127        5,399
                                 2008       $15.127      $12.605        3,751
                                 2009       $12.605      $16.075        4,201

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                 2003       $10.000      $14.841        6,307
                                 2004       $14.841      $17.891        8,689
                                 2005       $17.891      $23.458       11,188
                                 2006       $23.458      $31.539       11,832
                                 2007       $31.539      $43.413       11,480
                                 2008       $43.413      $18.405        8,393
                                 2009       $18.405      $30.687        9,861
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.567        3,980
                                 2004       $11.567      $12.642       16,492
                                 2005       $12.642      $13.306       54,800
                                 2006       $13.306      $14.682      199,743
                                 2007       $14.138      $16.857        5,160
                                 2008       $16.857      $ 8.368        3,869
                                 2009       $ 8.368      $13.545        3,817
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $11.659        9,186
                                 2004       $11.659      $12.276       11,357
                                 2005       $12.276      $13.895        5,872
                                 2006       $13.895      $14.138        4,739
                                 2007       $14.682      $14.872      149,877
                                 2008       $14.872      $11.270       39,697
                                 2009       $11.270      $13.530       26,919
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.193       19,655
                                 2004       $12.193      $13.476       34,337
                                 2005       $13.476      $14.790       94,324
                                 2006       $14.790      $17.615      100,062
                                 2007       $17.615      $18.951       86,808
                                 2008       $18.951      $13.198       56,815
                                 2009       $13.198      $16.760       52,698
UIF INTERNATIONAL GROWTH EQUITY PORTFOLIO, CLASS II
                                 2006       $10.000      $10.709        7,000
                                 2007       $10.709      $11.992       10,333
                                 2008       $11.992      $ 6.050        7,181
                                 2009       $ 6.050      $ 8.096        6,323
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.054       19,118
                                 2004       $13.054      $15.542       22,530
                                 2005       $15.542      $17.868       25,823

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $17.868      $19.114       19,392
                                 2007       $19.114      $22.967       17,013
                                 2008       $22.967      $11.971       13,415
                                 2009       $11.971      $18.464       13,520
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.556       11,076
                                 2004       $13.556      $15.804       14,946
                                 2005       $15.804      $17.487       12,722
                                 2006       $17.487      $19.168       10,312
                                 2007       $19.168      $19.341        6,401
                                 2008       $19.341      $11.291        5,711
                                 2009       $11.291      $16.228        5,157
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2003       $10.000      $13.345       18,863
                                 2004       $13.345      $14.979       27,366
                                 2005       $14.979      $16.466       42,424
                                 2006       $16.466      $19.467       51,073
                                 2007       $19.467      $20.555       40,708
                                 2008       $20.555      $11.801       35,202
                                 2009       $11.801      $16.096       27,381
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.724       19,378
                                 2004       $12.724      $16.970       30,916
                                 2005       $16.970      $19.420       38,726
                                 2006       $19.420      $26.205       36,362
                                 2007       $26.205      $21.244       24,761
                                 2008       $21.244      $12.897       15,556
                                 2009       $12.897      $16.242       13,232
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $12.803        1,825
                                 2004       $12.803      $14.417        2,704
                                 2005       $14.417      $15.701        2,616
                                 2006       $15.701      $16.147        4,537
                                 2007       $16.147      $18.609        3,482
                                 2008       $18.609      $ 9.696        3,367
                                 2009       $ 9.696      $14.861        3,686
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2003       $10.000      $12.466       71,563
                                 2004       $12.466      $14.347      120,981
                                 2005       $14.347      $14.641      197,702
                                 2006       $14.641      $16.653      195,843
                                 2007       $16.653      $15.939      166,698
                                 2008       $15.939      $10.029      118,260
                                 2009       $10.029      $12.621       92,444

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $12.364      21,562
                                 2004       $12.364      $13.829      42,395
                                 2005       $13.829      $14.872      65,091
                                 2006       $14.872      $16.906      61,913
                                 2007       $16.906      $16.986      50,813
                                 2008       $16.986      $11.285      38,489
                                 2009       $11.285      $13.727      33,808
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.797      16,615
                                 2004       $11.797      $12.346      14,891
                                 2005       $12.346      $13.025      14,090
                                 2006       $13.025      $13.102      13,489
                                 2007       $13.102      $14.977      11,639
                                 2008       $14.977      $ 7.469       8,586
                                 2009       $ 7.469      $12.126       9,306
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2003       $10.000      $12.861       5,682
                                 2004       $12.861      $13.971      12,994
                                 2005       $13.971      $14.437      15,396
                                 2006       $14.437      $15.982      13,111
                                 2007       $15.982      $15.876      12,123
                                 2008       $15.876      $ 7.483       7,845
                                 2009       $ 7.483      $10.836       6,834
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2003       $10.000      $12.209       8,912
                                 2004       $12.209      $12.724      10,084
                                 2005       $12.724      $13.542       9,908
                                 2006       $13.542      $14.077       4,244
                                 2007       $14.077      $15.414       1,602
                                 2008       $15.414      $ 8.667           0
                                 2009       $ 8.667      $10.255           0
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.753       4,761
                                 2007       $10.753      $11.368       4,742
                                 2008       $11.368      $ 7.763       4,043
                                 2009       $ 7.763      $ 9.738       4,010
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.775       8,112
                                 2005       $10.775      $11.328      11,647
                                 2006       $11.328      $12.323      10,261
                                 2007       $12.323      $13.198       9,017
                                 2008       $13.198      $ 9.225       3,333
                                 2009       $ 9.225      $11.741       3,161

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $12.420      10,852
                                 2004       $12.420      $13.942      22,251
                                 2005       $13.942      $15.255      42,075
                                 2006       $15.255      $14.767      38,317
                                 2007       $14.767      $16.304      31,765
                                 2008       $16.304      $ 9.172      24,971
                                 2009       $ 9.172      $11.945      20,158
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2003       $10.000      $12.254      10,132
                                 2004       $12.254      $13.358      25,168
                                 2005       $13.358      $13.695      37,722
                                 2006       $13.695      $15.703      34,123
                                 2007       $15.703      $16.137      29,914
                                 2008       $16.137      $ 9.379      14,255
                                 2009       $ 9.379      $11.063      13,326
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $11.845      28,916
                                 2006       $11.845      $15.688      58,938
                                 2007       $15.688      $16.232      54,493
                                 2008       $16.232      $ 7.432      61,451
                                 2009       $ 7.432      $ 9.787      48,105
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $11.457       7,396
                                 2004       $11.457      $12.166      11,447
                                 2005       $12.166      $13.694      11,644
                                 2006       $13.694      $13.336       9,702
                                 2007       $13.336      $14.849       3,282
                                 2008       $14.849      $ 8.758       2,560
                                 2009       $ 8.758      $11.768       2,481
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                                 2003       $10.000      $13.577      14,173
                                 2004       $13.577      $15.845      26,913
                                 2005       $15.845      $16.561      38,781
                                 2006       $16.561      $18.537      36,836
                                 2007       $18.537      $18.444      35,249
                                 2008       $18.444      $11.614      25,229
                                 2009       $11.614      $16.239      21,301
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                                 2005       $10.000      $10.926       4,550
                                 2006       $10.926      $13.225       6,735
                                 2007       $13.225      $15.818       8,306
                                 2008       $15.818      $ 9.805       4,371
                                 2009       $ 9.805      $10.567           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $10.706       1,299
                                 2006       $10.706      $12.700       2,217
                                 2007       $12.700      $11.927       1,546
                                 2008       $11.927      $ 6.895       1,664
                                 2009       $ 6.895      $ 8.180       1,285
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.860      65,015
                                 2006       $11.860      $12.954      82,745
                                 2007       $12.954      $14.891      80,558
                                 2008       $14.891      $ 8.364      75,556
                                 2009       $ 8.364      $11.105      54,404
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.061       8,361
                                 2006       $11.061      $12.236      28,892
                                 2007       $12.236      $13.413      26,089
                                 2008       $13.413      $ 7.638      28,463
                                 2009       $ 7.638      $ 9.508      19,944
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $10.448      15,149
                                 2006       $10.448      $11.370      25,589
                                 2007       $11.370      $11.426      24,573
                                 2008       $11.426      $ 8.383      19,296
                                 2009       $ 8.383      $11.787      11,403
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $12.078      19,923
                                 2006       $12.078      $13.307      32,393
                                 2007       $13.307      $15.041      32,578
                                 2008       $15.041      $ 8.903      30,756
                                 2009       $ 8.903      $12.194      15,538
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.186       3,243
                                 2007       $10.186      $10.477       3,067
                                 2008       $10.477      $10.553       3,768
                                 2009       $10.553      $10.392       5,789
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.125           0
                                 2006       $11.125      $11.471       5,168
                                 2007       $11.471      $12.852       6,087
                                 2008       $12.852      $ 8.148       6,167
                                 2009       $ 8.148      $10.618       5,598

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.666       10,842
                                 2005       $10.666      $10.801       20,913
                                 2006       $10.801      $11.578       14,309
                                 2007       $11.578      $11.655       14,283
                                 2008       $11.655      $ 8.752        7,368
                                 2009       $ 8.752      $12.241        6,338
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.210       11,942
                                 2005       $11.210      $11.164       83,659
                                 2006       $11.164      $12.938      254,491
                                 2007       $12.938      $13.155      193,817
                                 2008       $13.155      $ 9.070       85,976
                                 2009       $ 9.070      $12.054       59,970
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.351        3,915
                                 2006       $11.351      $13.690       13,228
                                 2007       $13.690      $15.006       14,659
                                 2008       $15.006      $10.522       11,917
                                 2009       $10.522      $12.718       11,079
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.922        5,407
                                 2005       $10.922      $11.835       34,479
                                 2006       $11.835      $13.733       41,032
                                 2007       $13.733      $13.926       38,281
                                 2008       $13.926      $ 8.584       27,817
                                 2009       $ 8.584      $10.604       22,032
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.488       15,706
                                 2005       $11.488      $12.405       63,901
                                 2006       $12.405      $14.766       70,872
                                 2007       $14.766      $16.708       63,697
                                 2008       $16.708      $ 9.763       52,015
                                 2009       $ 9.763      $13.113       37,518
GOLDMAN SACHS VIT GROWTH AND INCOME FUND
                                 2005       $10.000      $10.496        9,367
                                 2006       $10.496      $12.616       15,632
                                 2007       $12.616      $12.395       16,468
                                 2008       $12.395      $ 8.052       15,192
                                 2009       $ 8.052      $ 9.338       11,709

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                 2005       $10.000      $11.347       23,508
                                 2006       $11.347      $12.919       28,638
                                 2007       $12.919      $12.997       27,779
                                 2008       $12.997      $ 8.061       21,371
                                 2009       $ 8.061      $10.520       18,689
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                 2005       $10.000      $11.313       19,800
                                 2006       $11.313      $12.449       28,648
                                 2007       $12.449      $10.161       30,278
                                 2008       $10.161      $ 6.588       23,072
                                 2009       $ 6.588      $ 8.244       15,852
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                 2005       $10.000      $11.242       10,666
                                 2006       $11.242      $12.439       23,543
                                 2007       $12.439      $11.904       23,535
                                 2008       $11.904      $ 7.404       21,291
                                 2009       $ 7.404      $ 8.791       17,048
PIMCO VIT COMMODITYREALRETURN TM STRATEGY PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $ 9.471        1,001
                                 2007       $ 9.471      $11.430        4,518
                                 2008       $11.430      $ 6.290        3,251
                                 2009       $ 6.290      $ 8.730        2,184
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.681            0
                                 2007       $10.681      $11.067            0
                                 2008       $11.067      $ 9.256        1,519
                                 2009       $ 9.256      $11.835        1,262
PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.098            0
                                 2007       $10.098      $10.942       82,721
                                 2008       $10.942      $ 9.959       35,801
                                 2009       $ 9.959      $11.545        4,965
PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.279       25,586
                                 2007       $10.279      $10.946      101,644
                                 2008       $10.946      $11.234       50,802
                                 2009       $11.234      $12.547       23,437
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.000      $11.288        4,287
                                 2004       $11.288      $11.972      370,010
                                 2005       $11.972      $12.203      391,822
                                 2006       $12.203      $13.387       40,281

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.387      $13.244      20,507
                                 2008       $13.244      $ 7.694      10,832
                                 2009       $ 7.694      $ 9.474       7,654
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.000      $12.260       2,080
                                 2004       $12.260      $13.351      36,268
                                 2005       $13.351      $13.770      28,065
                                 2006       $13.770      $15.644      24,663
                                 2007       $15.644      $14.405      18,903
                                 2008       $14.405      $ 8.655       5,097
                                 2009       $ 8.655      $11.012       4,355
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.000      $12.628      12,403
                                 2004       $12.628      $14.382      14,068
                                 2005       $14.382      $15.816      40,611
                                 2006       $15.816      $19.799      43,476
                                 2007       $19.799      $21.026      28,860
                                 2008       $21.026      $11.550       7,723
                                 2009       $11.550      $14.108       6,835
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.000      $12.126           0
                                 2004       $12.126      $13.387       4,230
                                 2005       $13.387      $14.277       1,971
                                 2006       $14.277      $15.943       1,971
                                 2007       $15.943      $14.817       1,971
                                 2008       $14.817      $ 8.779           0
                                 2009       $ 8.779      $11.256           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2005       $10.000      $10.896      15,291
                                 2006       $10.896      $12.390      33,299
                                 2007       $12.390      $11.548      26,972
                                 2008       $11.548      $ 6.252      23,042
                                 2009       $ 6.252      $ 5.884           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.000      $11.696       1,413
                                 2004       $11.696      $12.040      42,401
                                 2005       $12.040      $12.473      41,688
                                 2006       $12.473      $12.890      44,233
                                 2007       $12.890      $13.329      23,345
                                 2008       $13.329      $ 8.226       6,768
                                 2009       $ 8.226      $13.214       5,177

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000       $7.923      15,320



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 1.9



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.168         200
                                 2004       $12.168      $13.400         200
                                 2005       $13.400      $16.102         200
                                 2006       $16.102      $16.971         200
                                 2007       $16.971      $19.835         200
                                 2008       $19.835      $ 9.904           0
                                 2009       $ 9.904      $16.394           0
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.194         271
                                 2004       $12.194      $12.919       1,235
                                 2005       $12.919      $13.327       1,231
                                 2006       $13.327      $14.462       1,227
                                 2007       $14.462      $14.711       1,139
                                 2008       $14.711      $ 9.152       1,133
                                 2009       $ 9.152      $11.105       1,128
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.820           0
                                 2004       $11.820      $12.830       2,024
                                 2005       $12.830      $14.811       3,594
                                 2006       $14.811      $15.071       3,299
                                 2007       $15.071      $17.592       1,519
                                 2008       $17.592      $ 9.000       1,560
                                 2009       $ 9.000      $15.055         360
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.622           0
                                 2004       $12.622      $13.900           0
                                 2005       $13.900      $14.748           0
                                 2006       $14.748      $18.755           0
                                 2007       $18.755      $21.179           0
                                 2008       $21.179      $11.851           0
                                 2009       $11.851      $14.784           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.534           0
                                 2004       $12.534      $13.780       1,547
                                 2005       $13.780      $14.362       1,547
                                 2006       $14.362      $16.643       1,547
                                 2007       $16.643      $19.012       1,547
                                 2008       $19.012      $10.431       1,547
                                 2009       $10.431      $ 9.948           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.901           0
                                 2004       $12.901      $14.482           0
                                 2005       $14.482      $15.055       1,007
                                 2006       $15.055      $17.926         802
                                 2007       $17.926      $18.737           0
                                 2008       $18.737      $10.807           0
                                 2009       $10.807      $12.286           0
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.270           0
                                 2004       $11.270      $12.090         958
                                 2005       $12.090      $12.066       1,241
                                 2006       $12.066      $12.878       1,140
                                 2007       $12.878      $13.100         661
                                 2008       $13.100      $ 9.850           0
                                 2009       $ 9.850      $13.915           0
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.603           0
                                 2004       $11.603      $12.578         260
                                 2005       $12.578      $13.142         514
                                 2006       $13.142      $14.664         440
                                 2007       $14.664      $14.767           0
                                 2008       $14.767      $10.635           0
                                 2009       $10.635      $13.006           0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2003       $10.000      $10.255           0
                                 2004       $10.255      $10.550       8,614
                                 2005       $10.550      $10.648      17,544
                                 2006       $10.648      $10.983      38,461
                                 2007       $10.983      $11.368      33,789
                                 2008       $11.368      $10.116      27,849
                                 2009       $10.116      $12.113       7,907

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.964           0
                                 2004       $ 9.964      $ 9.870       9,561
                                 2005       $ 9.870      $ 9.810       1,628
                                 2006       $ 9.810      $ 9.992       1,332
                                 2007       $ 9.992      $10.056         179
                                 2008       $10.056      $ 8.348         179
                                 2009       $ 8.348      $ 8.628         178
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.882           0
                                 2004       $ 9.882      $ 9.735       5,334
                                 2005       $ 9.735      $ 9.774       9,040
                                 2006       $ 9.774      $ 9.987      10,768
                                 2007       $ 9.987      $10.233       7,506
                                 2008       $10.233      $10.239       4,272
                                 2009       $10.239      $10.027      40,983
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.048           0
                                 2004       $12.048      $13.010         709
                                 2005       $13.010      $13.304       2,865
                                 2006       $13.304      $15.009       4,843
                                 2007       $15.009      $15.428       4,197
                                 2008       $15.428      $ 9.476       4,326
                                 2009       $ 9.476      $11.696       4,091
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.969         273
                                 2004       $11.969      $12.904         531
                                 2005       $12.904      $13.654         531
                                 2006       $13.654      $15.341         531
                                 2007       $15.341      $16.277         530
                                 2008       $16.277      $12.079         530
                                 2009       $12.079      $14.126         529
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.443           0
                                 2004       $11.443      $13.476       1,724
                                 2005       $13.476      $15.089       1,724
                                 2006       $15.089      $17.734       1,724
                                 2007       $17.734      $20.841       1,724
                                 2008       $20.841      $13.580       1,724
                                 2009       $13.580      $15.800       1,724
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $10.000      $11.258           0
                                 2004       $11.258      $12.133           0
                                 2005       $12.133      $13.322           0
                                 2006       $13.322      $14.454           0
                                 2007       $14.454      $15.055           0
                                 2008       $15.055      $12.532           0
                                 2009       $12.532      $15.966           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                 2003       $10.000      $14.831           0
                                 2004       $14.831      $17.861           0
                                 2005       $17.861      $23.394       6,532
                                 2006       $23.394      $31.421         139
                                 2007       $31.421      $43.207         103
                                 2008       $43.207      $18.299         174
                                 2009       $18.299      $30.479         122
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.559           0
                                 2004       $11.559      $12.621         260
                                 2005       $12.621      $13.270       8,850
                                 2006       $13.270      $14.627       8,601
                                 2007       $14.086      $16.777           0
                                 2008       $16.777      $ 8.320           0
                                 2009       $ 8.320      $13.453           0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $11.651           0
                                 2004       $11.651      $12.255           0
                                 2005       $12.255      $13.857           0
                                 2006       $13.857      $14.086           0
                                 2007       $14.627      $14.801       8,002
                                 2008       $14.801      $11.205       7,811
                                 2009       $11.205      $13.438       7,568
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.184       1,464
                                 2004       $12.184      $13.453       1,464
                                 2005       $13.453      $14.750       5,169
                                 2006       $14.750      $17.549       5,184
                                 2007       $17.549      $18.861       2,853
                                 2008       $18.861      $13.122       1,344
                                 2009       $13.122      $16.646       1,339
UIF INTERNATIONAL GROWTH EQUITY PORTFOLIO, CLASS II
                                 2006       $10.000      $10.702       2,324
                                 2007       $10.702      $11.971       2,896
                                 2008       $11.971      $ 6.033       3,586
                                 2009       $ 6.033      $ 8.066       3,332
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.045           0
                                 2004       $13.045      $15.516       1,508
                                 2005       $15.516      $17.820       3,347

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $17.820      $19.043       4,101
                                 2007       $19.043      $22.858       4,209
                                 2008       $22.858      $11.902       4,386
                                 2009       $11.902      $18.339       4,150
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.547          95
                                 2004       $13.547      $15.778         185
                                 2005       $15.778      $17.439         185
                                 2006       $17.439      $19.097         185
                                 2007       $19.097      $19.249         185
                                 2008       $19.249      $11.225         185
                                 2009       $11.225      $16.118         185
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2003       $10.000      $13.336         349
                                 2004       $13.336      $14.954         488
                                 2005       $14.954      $16.421       3,854
                                 2006       $16.421      $19.395       4,976
                                 2007       $19.395      $20.458       4,940
                                 2008       $20.458      $11.733       4,256
                                 2009       $11.733      $15.986       3,884
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.716           0
                                 2004       $12.716      $16.941         766
                                 2005       $16.941      $19.367       3,154
                                 2006       $19.367      $26.107       3,522
                                 2007       $26.107      $21.143       2,742
                                 2008       $21.143      $12.823       2,697
                                 2009       $12.823      $16.131       2,210
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $12.794          81
                                 2004       $12.794      $14.392          81
                                 2005       $14.392      $15.658          81
                                 2006       $15.658      $16.087          80
                                 2007       $16.087      $18.521          80
                                 2008       $18.521      $ 9.640          80
                                 2009       $ 9.640      $14.760          80
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2003       $10.000      $12.458         921
                                 2004       $12.458      $14.323       4,484
                                 2005       $14.323      $14.601      15,664
                                 2006       $14.601      $16.590      21,372
                                 2007       $16.590      $15.864      18,484
                                 2008       $15.864      $ 9.971      17,122
                                 2009       $ 9.971      $12.536      15,823

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $12.356      10,119
                                 2004       $12.356      $13.806      10,717
                                 2005       $13.806      $14.832       6,221
                                 2006       $14.832      $16.843       6,430
                                 2007       $16.843      $16.905       5,331
                                 2008       $16.905      $11.220       3,959
                                 2009       $11.220      $13.634       3,612
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.789           0
                                 2004       $11.789      $12.325       1,688
                                 2005       $12.325      $12.990       1,688
                                 2006       $12.990      $13.053       1,688
                                 2007       $13.053      $14.906       1,688
                                 2008       $14.906      $ 7.426       1,688
                                 2009       $ 7.426      $12.044       1,688
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2003       $10.000      $12.852           0
                                 2004       $12.852      $13.947       2,450
                                 2005       $13.947      $14.398       2,734
                                 2006       $14.398      $15.922       2,664
                                 2007       $15.922      $15.800       2,365
                                 2008       $15.800      $ 7.440       2,459
                                 2009       $ 7.440      $10.762       1,771
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2003       $10.000      $12.201           0
                                 2004       $12.201      $12.703           0
                                 2005       $12.703      $13.505           0
                                 2006       $13.505      $14.025           0
                                 2007       $14.025      $15.341           0
                                 2008       $15.341      $ 8.617           0
                                 2009       $ 8.617      $10.185           0
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.745           0
                                 2007       $10.745      $11.349           0
                                 2008       $11.349      $ 7.742           0
                                 2009       $ 7.742      $ 9.701           0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.767           0
                                 2005       $10.767      $11.309           0
                                 2006       $11.309      $12.289           0
                                 2007       $12.289      $13.148           0
                                 2008       $13.148      $ 9.181           0
                                 2009       $ 9.181      $11.673           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $12.412         622
                                 2004       $12.412      $13.918       2,155
                                 2005       $13.918      $15.214       3,872
                                 2006       $15.214      $14.712       3,468
                                 2007       $14.712      $16.226       2,650
                                 2008       $16.226      $ 9.119       2,648
                                 2009       $ 9.119      $11.864       2,647
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2003       $10.000      $12.246           0
                                 2004       $12.246      $13.336       3,253
                                 2005       $13.336      $13.658       3,557
                                 2006       $13.658      $15.645       3,437
                                 2007       $15.645      $16.060       3,018
                                 2008       $16.060      $ 9.325       2,931
                                 2009       $ 9.325      $10.988       2,423
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $11.837       1,468
                                 2006       $11.837      $15.661       3,795
                                 2007       $15.661      $16.188       4,265
                                 2008       $16.188      $ 7.404       5,747
                                 2009       $ 7.404      $ 9.740       5,230
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $11.449           0
                                 2004       $11.449      $12.145           0
                                 2005       $12.145      $13.657           0
                                 2006       $13.657      $13.287           0
                                 2007       $13.287      $14.778           0
                                 2008       $14.778      $ 8.707           0
                                 2009       $ 8.707      $11.689           0
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                                 2003       $10.000      $13.568         200
                                 2004       $13.568      $15.818       1,640
                                 2005       $15.818      $16.516       1,640
                                 2006       $16.516      $18.468       1,992
                                 2007       $18.468      $18.356       1,990
                                 2008       $18.356      $11.547       1,757
                                 2009       $11.547      $16.129       1,714
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                                 2005       $10.000      $10.919         159
                                 2006       $10.919      $13.203         159
                                 2007       $13.203      $15.775         159
                                 2008       $15.775      $ 9.768         159
                                 2009       $ 9.768      $10.520           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $10.698           0
                                 2006       $10.698      $12.678       1,611
                                 2007       $12.678      $11.895       1,533
                                 2008       $11.895      $ 6.869       1,496
                                 2009       $ 6.869      $ 8.141       1,363
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.852       4,326
                                 2006       $11.852      $12.932      14,618
                                 2007       $12.932      $14.851      10,827
                                 2008       $14.851      $ 8.333      10,438
                                 2009       $ 8.333      $11.052       4,477
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.054       1,564
                                 2006       $11.054      $12.215       2,910
                                 2007       $12.215      $13.376       3,059
                                 2008       $13.376      $ 7.609       3,244
                                 2009       $ 7.609      $ 9.463       3,154
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $10.441       2,747
                                 2006       $10.441      $11.351       4,427
                                 2007       $11.351      $11.395       2,831
                                 2008       $11.395      $ 8.352       2,652
                                 2009       $ 8.352      $11.731       2,218
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $12.070      13,476
                                 2006       $12.070      $13.284       6,345
                                 2007       $13.284      $15.000       5,852
                                 2008       $15.000      $ 8.869       5,746
                                 2009       $ 8.869      $12.136       1,811
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.179       1,649
                                 2007       $10.179      $10.459       2,120
                                 2008       $10.459      $10.524       1,434
                                 2009       $10.524      $10.353       3,253
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.117           0
                                 2006       $11.117      $11.452       1,629
                                 2007       $11.452      $12.817       2,071
                                 2008       $12.817      $ 8.117       2,079
                                 2009       $ 8.117      $10.568       1,945

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.659       1,650
                                 2005       $10.659      $10.783       2,444
                                 2006       $10.783      $11.547       2,386
                                 2007       $11.547      $11.611       1,556
                                 2008       $11.611      $ 8.711       1,465
                                 2009       $ 8.711      $12.170         378
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.202           0
                                 2005       $11.202      $11.145       2,402
                                 2006       $11.145      $12.903       7,888
                                 2007       $12.903      $13.106      22,774
                                 2008       $13.106      $ 9.027      21,326
                                 2009       $ 9.027      $11.984       8,093
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.343           0
                                 2006       $11.343      $13.667       4,573
                                 2007       $13.667      $14.965       4,573
                                 2008       $14.965      $10.483       4,573
                                 2009       $10.483      $12.657           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.915           0
                                 2005       $10.915      $11.815       3,326
                                 2006       $11.815      $13.695       6,502
                                 2007       $13.695      $13.874       4,034
                                 2008       $13.874      $ 8.543       3,742
                                 2009       $ 8.543      $10.543       3,306
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.480           0
                                 2005       $11.480      $12.384       8,025
                                 2006       $12.384      $14.726       9,165
                                 2007       $14.726      $16.645       7,176
                                 2008       $16.645      $ 9.717       7,013
                                 2009       $ 9.717      $13.038       6,645
GOLDMAN SACHS VIT GROWTH AND INCOME FUND
                                 2005       $10.000      $10.488         497
                                 2006       $10.488      $12.594         617
                                 2007       $12.594      $12.361         492
                                 2008       $12.361      $ 8.022         475
                                 2009       $ 8.022      $ 9.293         404

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                 2005       $10.000      $11.339         667
                                 2006       $11.339      $12.897       4,609
                                 2007       $12.897      $12.962       4,609
                                 2008       $12.962      $ 8.031       4,609
                                 2009       $ 8.031      $10.470         320
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                 2005       $10.000      $11.306       1,003
                                 2006       $11.306      $12.428       3,818
                                 2007       $12.428      $10.133       3,446
                                 2008       $10.133      $ 6.564       3,410
                                 2009       $ 6.564      $ 8.205         481
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                 2005       $10.000      $11.234         773
                                 2006       $11.234      $12.418       8,173
                                 2007       $12.418      $11.871       8,703
                                 2008       $11.871      $ 7.376       8,740
                                 2009       $ 7.376      $ 8.749       2,857
PIMCO VIT COMMODITYREALRETURN TM STRATEGY PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $ 9.465       1,325
                                 2007       $ 9.465      $11.410       1,317
                                 2008       $11.410      $ 6.272       1,286
                                 2009       $ 6.272      $ 8.697       1,081
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.674       1,427
                                 2007       $10.674      $11.048       1,408
                                 2008       $11.048      $ 9.231       1,239
                                 2009       $ 9.231      $11.791       1,103
PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.091         629
                                 2007       $10.091      $10.923         625
                                 2008       $10.923      $ 9.932         566
                                 2009       $ 9.932      $11.502         489
PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.272       3,181
                                 2007       $10.272      $10.927       4,615
                                 2008       $10.927      $11.203       2,905
                                 2009       $11.203      $12.500       3,261
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.000      $11.280       9,174
                                 2004       $11.280      $11.951       7,877
                                 2005       $11.951      $12.170           0
                                 2006       $12.170      $13.337           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.337      $13.181           0
                                 2008       $13.181      $ 7.650           0
                                 2009       $ 7.650      $ 9.410           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.000      $12.251           0
                                 2004       $12.251      $13.328           0
                                 2005       $13.328      $13.733           0
                                 2006       $13.733      $15.586           0
                                 2007       $15.586      $14.337           0
                                 2008       $14.337      $ 8.605           0
                                 2009       $ 8.605      $10.937           0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.000      $12.620           0
                                 2004       $12.620      $14.357           0
                                 2005       $14.357      $15.773         511
                                 2006       $15.773      $19.725       2,011
                                 2007       $19.725      $20.926       1,578
                                 2008       $20.926      $11.483       1,615
                                 2009       $11.483      $14.013       1,461
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.000      $12.118           0
                                 2004       $12.118      $13.364           0
                                 2005       $13.364      $14.238           0
                                 2006       $14.238      $15.884           0
                                 2007       $15.884      $14.747           0
                                 2008       $14.747      $ 8.728           0
                                 2009       $ 8.728      $11.180           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2005       $10.000      $10.888         798
                                 2006       $10.888      $12.369       7,943
                                 2007       $12.369      $11.517       8,317
                                 2008       $11.517      $ 6.229       8,707
                                 2009       $ 6.229      $ 5.861           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.000      $11.688           0
                                 2004       $11.688      $12.020           0
                                 2005       $12.020      $12.439           0
                                 2006       $12.439      $12.842           0
                                 2007       $12.842      $13.266           0
                                 2008       $13.266      $ 8.179           0
                                 2009       $ 8.179      $13.124           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000       $7.885       2,473



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH THE MAV DEATH BENEFIT OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT
                               OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.95



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.164         433
                                 2004       $12.164      $13.388         887
                                 2005       $13.388      $16.080         884
                                 2006       $16.080      $16.939         882
                                 2007       $16.939      $19.788         423
                                 2008       $19.788      $ 9.875         418
                                 2009       $ 9.875      $16.338         415
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.190       3,419
                                 2004       $12.190      $12.908       8,213
                                 2005       $12.908      $13.309       8,310
                                 2006       $13.309      $14.435       7,931
                                 2007       $14.435      $14.676       7,123
                                 2008       $14.676      $ 9.125       3,874
                                 2009       $ 9.125      $11.068       3,840
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.816       2,560
                                 2004       $11.816      $12.819       5,789
                                 2005       $12.819      $14.791       6,375
                                 2006       $14.791      $15.042       4,854
                                 2007       $15.042      $17.550       3,902
                                 2008       $17.550      $ 8.974       3,552
                                 2009       $ 8.974      $15.004       2,969
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.617       1,183
                                 2004       $12.617      $13.888       1,179
                                 2005       $13.888      $14.728       1,176
                                 2006       $14.728      $18.720         711
                                 2007       $18.720      $21.128         707
                                 2008       $21.128      $11.817         703
                                 2009       $11.817      $14.734         697

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.530         453
                                 2004       $12.530      $13.768         453
                                 2005       $13.768      $14.343         453
                                 2006       $14.343      $16.612           0
                                 2007       $16.612      $18.967           0
                                 2008       $18.967      $10.401           0
                                 2009       $10.401      $ 9.918           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.896       4,042
                                 2004       $12.896      $14.469       8,445
                                 2005       $14.469      $15.034       9,405
                                 2006       $15.034      $17.892       8,194
                                 2007       $17.892      $18.692       5,458
                                 2008       $18.692      $10.776       5,432
                                 2009       $10.776      $12.245       5,392
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.266       5,695
                                 2004       $11.266      $12.079       7,022
                                 2005       $12.079      $12.049       6,969
                                 2006       $12.049      $12.854       6,914
                                 2007       $12.854      $13.068       5,288
                                 2008       $13.068      $ 9.822       5,198
                                 2009       $ 9.822      $13.867       5,122
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.599           0
                                 2004       $11.599      $12.567       1,481
                                 2005       $12.567      $13.124       1,481
                                 2006       $13.124      $14.637       1,481
                                 2007       $14.637      $14.732       1,481
                                 2008       $14.732      $10.605       1,481
                                 2009       $10.605      $12.962       1,481
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2003       $10.000      $10.251       5,174
                                 2004       $10.251      $10.541      26,917
                                 2005       $10.541      $10.633      58,872
                                 2006       $10.633      $10.962      66,170
                                 2007       $10.962      $11.341      53,457
                                 2008       $11.341      $10.087      39,558
                                 2009       $10.087      $12.072      37,915

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.960         773
                                 2004       $ 9.960      $ 9.861      32,548
                                 2005       $ 9.861      $ 9.797      33,800
                                 2006       $ 9.797      $ 9.974      34,401
                                 2007       $ 9.974      $10.032      25,675
                                 2008       $10.032      $ 8.324      20,027
                                 2009       $ 8.324      $ 8.598      17,764
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.879           0
                                 2004       $ 9.879      $ 9.727       8,476
                                 2005       $ 9.727      $ 9.761      20,645
                                 2006       $ 9.761      $ 9.968      21,529
                                 2007       $ 9.968      $10.209      20,634
                                 2008       $10.209      $10.210      13,168
                                 2009       $10.210      $ 9.993      15,214
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.044       4,817
                                 2004       $12.044      $12.999       6,668
                                 2005       $12.999      $13.286      20,958
                                 2006       $13.286      $14.981      25,585
                                 2007       $14.981      $15.392      25,229
                                 2008       $15.392      $ 9.449      18,027
                                 2009       $ 9.449      $11.656      14,902
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.965       8,755
                                 2004       $11.965      $12.893       9,023
                                 2005       $12.893      $13.635       8,859
                                 2006       $13.635      $15.313       7,106
                                 2007       $15.313      $16.238       5,444
                                 2008       $16.238      $12.045       3,476
                                 2009       $12.045      $14.078       3,445
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.439       3,467
                                 2004       $11.439      $13.465       4,948
                                 2005       $13.465      $15.069       5,433
                                 2006       $15.069      $17.701       5,396
                                 2007       $17.701      $20.791       5,124
                                 2008       $20.791      $13.541       4,825
                                 2009       $13.541      $15.746       4,128
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $10.000      $11.254         474
                                 2004       $11.254      $12.123       1,823
                                 2005       $12.123      $13.304       2,863
                                 2006       $13.304      $14.427       2,743
                                 2007       $14.427      $15.019       2,709
                                 2008       $15.019      $12.496       2,007
                                 2009       $12.496      $15.911         860

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                 2003       $10.000      $14.826         415
                                 2004       $14.826      $17.846       1,308
                                 2005       $17.846      $23.363       2,743
                                 2006       $23.363      $31.362       3,003
                                 2007       $31.362      $43.104       3,423
                                 2008       $43.104      $18.246       3,351
                                 2009       $18.246      $30.375       3,544
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $11.647         991
                                 2004       $11.555      $12.610      10,557
                                 2005       $12.610      $13.252      22,067
                                 2006       $13.252      $14.600      20,345
                                 2007       $14.600      $14.766      16,048
                                 2008       $14.766      $11.172      11,439
                                 2009       $11.172      $13.392      11,064
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.555         600
                                 2004       $11.647      $12.245         987
                                 2005       $12.245      $13.839         982
                                 2006       $13.839      $14.059         977
                                 2007       $14.059      $16.737         840
                                 2008       $16.737      $ 8.296         662
                                 2009       $ 8.296      $13.407         657
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.180       4,298
                                 2004       $12.180      $13.441      17,277
                                 2005       $13.441      $14.730      32,627
                                 2006       $14.730      $17.516      33,418
                                 2007       $17.516      $18.816      18,546
                                 2008       $18.816      $13.084      16,281
                                 2009       $13.084      $16.590      15,011
UIF INTERNATIONAL GROWTH EQUITY PORTFOLIO, CLASS II
                                 2006       $10.000      $10.698       1,837
                                 2007       $10.698      $11.961       1,805
                                 2008       $11.961      $ 6.025       2,166
                                 2009       $ 6.025      $ 8.051       4,632
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.040       5,065
                                 2004       $13.040      $15.502       7,856
                                 2005       $15.502      $17.796      11,875

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $17.796      $19.007      12,553
                                 2007       $19.007      $22.804       7,715
                                 2008       $22.804      $11.868       7,174
                                 2009       $11.868      $18.276       5,710
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.543       1,317
                                 2004       $13.543      $15.764       5,166
                                 2005       $15.764      $17.415       7,762
                                 2006       $17.415      $19.061       6,740
                                 2007       $19.061      $19.203       3,444
                                 2008       $19.203      $11.193       2,442
                                 2009       $11.193      $16.063       1,544
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2003       $10.000      $13.331       6,986
                                 2004       $13.331      $14.941      13,813
                                 2005       $14.941      $16.399      26,405
                                 2006       $16.399      $19.359      29,992
                                 2007       $19.359      $20.409      24,360
                                 2008       $20.409      $11.699      23,701
                                 2009       $11.699      $15.932      18,565
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.711       1,331
                                 2004       $12.711      $16.927       4,396
                                 2005       $16.927      $19.341       5,815
                                 2006       $19.341      $26.058       5,685
                                 2007       $26.058      $21.093       5,001
                                 2008       $21.093      $12.785       4,609
                                 2009       $12.785      $16.077       4,168
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $12.790           0
                                 2004       $12.790      $14.380       1,148
                                 2005       $14.380      $15.637       3,038
                                 2006       $15.637      $16.057       2,966
                                 2007       $16.057      $18.477       2,866
                                 2008       $18.477      $ 9.612       1,800
                                 2009       $ 9.612      $14.710       1,651
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2003       $10.000      $12.453      13,637
                                 2004       $12.453      $14.311      36,846
                                 2005       $14.311      $14.581      95,234
                                 2006       $14.581      $16.559      92,222
                                 2007       $16.559      $15.826      67,064
                                 2008       $15.826      $ 9.942      55,991
                                 2009       $ 9.942      $12.493      42,936

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $12.352      11,163
                                 2004       $12.352      $13.794      25,743
                                 2005       $13.794      $14.812      26,833
                                 2006       $14.812      $16.811      28,268
                                 2007       $16.811      $16.865      20,746
                                 2008       $16.865      $11.188      15,035
                                 2009       $11.188      $13.588      13,217
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.785       8,537
                                 2004       $11.785      $12.315      18,251
                                 2005       $12.315      $12.972      18,684
                                 2006       $12.972      $13.029      16,398
                                 2007       $13.029      $14.870      11,545
                                 2008       $14.870      $ 7.404      11,459
                                 2009       $ 7.404      $12.003      10,714
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2003       $10.000      $12.848       6,850
                                 2004       $12.848      $13.935      13,525
                                 2005       $13.935      $14.378      15,785
                                 2006       $14.378      $15.893      15,587
                                 2007       $15.893      $15.763      14,436
                                 2008       $15.763      $ 7.419       7,722
                                 2009       $ 7.419      $10.726       6,938
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2003       $10.000      $12.197       7,385
                                 2004       $12.197      $12.692       8,020
                                 2005       $12.692      $13.487       7,980
                                 2006       $13.487      $13.998       7,940
                                 2007       $13.998      $15.304       7,224
                                 2008       $15.304      $ 8.592       7,139
                                 2009       $ 8.592      $10.151       7,082
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.742       4,444
                                 2007       $10.742      $11.339       4,420
                                 2008       $11.339      $ 7.731       4,394
                                 2009       $ 7.731      $ 9.683       4,356
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.763       5,003
                                 2005       $10.763      $11.299      11,694
                                 2006       $11.299      $12.273      11,724
                                 2007       $12.273      $13.124      11,018
                                 2008       $13.124      $ 9.159       4,003
                                 2009       $ 9.159      $11.639       2,038

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $12.407         447
                                 2004       $12.407      $13.906       2,037
                                 2005       $13.906      $15.193       5,987
                                 2006       $15.193      $14.684       5,839
                                 2007       $14.684      $16.188       5,603
                                 2008       $16.188      $ 9.093       3,536
                                 2009       $ 9.093      $11.823       2,057
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2003       $10.000      $12.242       1,991
                                 2004       $12.242      $13.324       4,498
                                 2005       $13.324      $13.639       4,657
                                 2006       $13.639      $15.616       1,036
                                 2007       $15.616      $16.022       1,029
                                 2008       $16.022      $ 9.298       1,122
                                 2009       $ 9.298      $10.951       1,154
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $11.833      21,112
                                 2006       $11.833      $15.648      26,066
                                 2007       $15.648      $16.166      25,201
                                 2008       $16.166      $ 7.390      29,391
                                 2009       $ 7.390      $ 9.717      22,714
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $11.445       2,114
                                 2004       $11.445      $12.135       3,201
                                 2005       $12.135      $13.639       2,991
                                 2006       $13.639      $13.262       1,548
                                 2007       $13.262      $14.743       1,544
                                 2008       $14.743      $ 8.682       1,540
                                 2009       $ 8.682      $11.649       1,534
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                                 2003       $10.000      $13.563       2,059
                                 2004       $13.563      $15.805       8,513
                                 2005       $15.805      $16.493      29,031
                                 2006       $16.493      $18.434      28,631
                                 2007       $18.434      $18.312      23,627
                                 2008       $18.312      $11.514      19,407
                                 2009       $11.514      $16.074      11,790
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                                 2005       $10.000      $10.915      20,466
                                 2006       $10.915      $13.192      20,111
                                 2007       $13.192      $15.753      19,414
                                 2008       $15.753      $ 9.750      13,284
                                 2009       $ 9.750      $10.496           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $10.695       2,110
                                 2006       $10.695      $12.668       2,930
                                 2007       $12.668      $11.879       4,741
                                 2008       $11.879      $ 6.856       4,646
                                 2009       $ 6.856      $ 8.121       4,517
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.848      22,206
                                 2006       $11.848      $12.921      47,137
                                 2007       $12.921      $14.830      36,152
                                 2008       $14.830      $ 8.317      30,892
                                 2009       $ 8.317      $11.026      24,940
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.050       9,747
                                 2006       $11.050      $12.204      14,324
                                 2007       $12.204      $13.358      13,309
                                 2008       $13.358      $ 7.595      16,036
                                 2009       $ 7.595      $ 9.440      14,209
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $10.438       2,253
                                 2006       $10.438      $11.341       3,240
                                 2007       $11.341      $11.379       3,274
                                 2008       $11.379      $ 8.336       2,931
                                 2009       $ 8.336      $11.703       3,896
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $12.066      14,003
                                 2006       $12.066      $13.273      13,668
                                 2007       $13.273      $14.980      12,703
                                 2008       $14.980      $ 8.853       9,047
                                 2009       $ 8.853      $12.107       3,827
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.175         864
                                 2007       $10.175      $10.450       1,064
                                 2008       $10.450      $10.509       5,307
                                 2009       $10.509      $10.333       4,328
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.113           0
                                 2006       $11.113      $11.442       1,311
                                 2007       $11.442      $12.799       1,336
                                 2008       $12.799      $ 8.102       1,310
                                 2009       $ 8.102      $10.543       3,243

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.655       5,265
                                 2005       $10.655      $10.774       5,208
                                 2006       $10.774      $11.531       5,078
                                 2007       $11.531      $11.589       4,611
                                 2008       $11.589      $ 8.690       4,388
                                 2009       $ 8.690      $12.135       4,013
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.198       2,354
                                 2005       $11.198      $11.135      11,326
                                 2006       $11.135      $12.885      38,710
                                 2007       $12.885      $13.082      63,165
                                 2008       $13.082      $ 9.005      55,306
                                 2009       $ 9.005      $11.949      48,015
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.339           0
                                 2006       $11.339      $13.656      21,670
                                 2007       $13.656      $14.945      21,097
                                 2008       $14.945      $10.463      19,757
                                 2009       $10.463      $12.627      13,052
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.911       1,672
                                 2005       $10.911      $11.805      14,780
                                 2006       $11.805      $13.677      20,128
                                 2007       $13.677      $13.848      18,114
                                 2008       $13.848      $ 8.523      15,250
                                 2009       $ 8.523      $10.513      13,673
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.476       3,188
                                 2005       $11.476      $12.373      53,004
                                 2006       $12.373      $14.706      54,520
                                 2007       $14.706      $16.614      48,088
                                 2008       $16.614      $ 9.693      37,167
                                 2009       $ 9.693      $13.000      20,603
GOLDMAN SACHS VIT GROWTH AND INCOME FUND
                                 2005       $10.000      $10.485       4,554
                                 2006       $10.485      $12.583       5,648
                                 2007       $12.583      $12.344       9,295
                                 2008       $12.344      $ 8.007       8,425
                                 2009       $ 8.007      $ 9.271       7,063

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                 2005       $10.000      $11.335       5,161
                                 2006       $11.335      $12.886      18,722
                                 2007       $12.886      $12.944      16,850
                                 2008       $12.944      $ 8.016      15,939
                                 2009       $ 8.016      $10.445      11,540
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                 2005       $10.000      $11.302      13,050
                                 2006       $11.302      $12.418      16,057
                                 2007       $12.418      $10.119      16,966
                                 2008       $10.119      $ 6.551      16,649
                                 2009       $ 6.551      $ 8.185       7,984
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                 2005       $10.000      $11.230      19,182
                                 2006       $11.230      $12.407      22,090
                                 2007       $12.407      $11.855      22,287
                                 2008       $11.855      $ 7.363      18,214
                                 2009       $ 7.363      $ 8.728      12,796
PIMCO VIT COMMODITYREALRETURN TM STRATEGY PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $ 9.462           0
                                 2007       $ 9.462      $11.401           0
                                 2008       $11.401      $ 6.264           0
                                 2009       $ 6.264      $ 8.681         355
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.670           0
                                 2007       $10.670      $11.039           0
                                 2008       $11.039      $ 9.218           0
                                 2009       $ 9.218      $11.769         146
PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.087         109
                                 2007       $10.087      $10.914         118
                                 2008       $10.914      $ 9.918       1,232
                                 2009       $ 9.918      $11.480       3,862
PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.269       3,021
                                 2007       $10.269      $10.918       6,040
                                 2008       $10.918      $11.188       3,054
                                 2009       $11.188      $12.477      11,679
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.000      $12.114           0
                                 2004       $11.276      $11.941       3,838
                                 2005       $11.941      $12.154       4,667
                                 2006       $12.154      $13.312       4,646

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.312      $13.150       4,625
                                 2008       $13.150      $ 7.628       3,751
                                 2009       $ 7.628      $ 9.378       3,723
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.000      $12.247       2,013
                                 2004       $12.247      $13.317       5,001
                                 2005       $13.317      $13.714       5,245
                                 2006       $13.714      $15.557       3,029
                                 2007       $15.557      $14.303       3,020
                                 2008       $14.303      $ 8.580         649
                                 2009       $ 8.580      $10.900         644
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.000      $12.615       1,231
                                 2004       $12.615      $14.345       2,597
                                 2005       $14.345      $15.751       2,710
                                 2006       $15.751      $19.688       1,660
                                 2007       $19.688      $20.876       2,581
                                 2008       $20.876      $11.450       2,225
                                 2009       $11.450      $13.965       2,095
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.000      $12.114       3,860
                                 2004       $12.114      $13.353           0
                                 2005       $13.353      $14.219           0
                                 2006       $14.219      $15.854           0
                                 2007       $15.854      $14.712           0
                                 2008       $14.712      $ 8.703           0
                                 2009       $ 8.703      $11.142           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2005       $10.000      $10.885       6,281
                                 2006       $10.885      $12.358       8,968
                                 2007       $12.358      $11.501       9,518
                                 2008       $11.501      $ 6.217       9,982
                                 2009       $ 6.217      $ 5.850           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.000      $11.684       6,603
                                 2004       $11.684      $12.009       6,296
                                 2005       $12.009      $12.422       8,555
                                 2006       $12.422      $12.818       8,398
                                 2007       $12.818      $13.235       8,288
                                 2008       $13.235      $ 8.155       4,749
                                 2009       $ 8.155      $13.080       4,205

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000       $7.866       9,285



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION
                           (ANNUAL INCREASE) OPTION

                           MORTALITY & EXPENSE = 2.0



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.159       44,604
                                 2004       $12.159      $13.377       60,921
                                 2005       $13.377      $16.058       64,320
                                 2006       $16.058      $16.908       66,199
                                 2007       $16.908      $19.741       43,043
                                 2008       $19.741      $ 9.847       35,522
                                 2009       $ 9.847      $16.283       28,917
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.185      267,578
                                 2004       $12.185      $12.897      458,569
                                 2005       $12.897      $13.291      450,933
                                 2006       $13.291      $14.408      393,926
                                 2007       $14.408      $14.641      301,052
                                 2008       $14.641      $ 9.099      215,314
                                 2009       $ 9.099      $11.030      187,716
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.812      226,790
                                 2004       $11.812      $12.808      418,173
                                 2005       $12.808      $14.771      364,651
                                 2006       $14.771      $15.014      321,931
                                 2007       $15.014      $17.509      210,705
                                 2008       $17.509      $ 8.948      193,466
                                 2009       $ 8.948      $14.953      143,445
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.613       67,863
                                 2004       $12.613      $13.877      156,850
                                 2005       $13.877      $14.708      143,222
                                 2006       $14.708      $18.685      122,372
                                 2007       $18.685      $21.078       70,122
                                 2008       $21.078      $11.783       48,437
                                 2009       $11.783      $14.684       42,739

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.526       19,012
                                 2004       $12.526      $13.757       32,344
                                 2005       $13.757      $14.323       31,446
                                 2006       $14.323      $16.581       27,626
                                 2007       $16.581      $18.922       22,449
                                 2008       $18.922      $10.371       11,269
                                 2009       $10.371      $ 9.888            0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.892      126,971
                                 2004       $12.892      $14.457      162,492
                                 2005       $14.457      $15.014      165,660
                                 2006       $15.014      $17.859      108,014
                                 2007       $17.859      $18.647       74,726
                                 2008       $18.647      $10.745       58,340
                                 2009       $10.745      $12.203       46,846
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.262      204,088
                                 2004       $11.262      $12.069      273,137
                                 2005       $12.069      $12.033      254,332
                                 2006       $12.033      $12.830      195,795
                                 2007       $12.830      $13.037      132,897
                                 2008       $13.037      $ 9.794       78,759
                                 2009       $ 9.794      $13.820       70,244
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.595      320,091
                                 2004       $11.595      $12.556      286,648
                                 2005       $12.556      $13.106      246,343
                                 2006       $13.106      $14.610      190,453
                                 2007       $14.610      $14.697      114,959
                                 2008       $14.697      $10.574       36,377
                                 2009       $10.574      $12.917       27,690
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2003       $10.000      $10.248      289,179
                                 2004       $10.248      $10.532      594,307
                                 2005       $10.532      $10.619      747,610
                                 2006       $10.619      $10.942      759,383
                                 2007       $10.942      $11.314      539,224
                                 2008       $11.314      $10.058      381,679
                                 2009       $10.058      $12.031      341,686

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.957       452,073
                                 2004       $ 9.957      $ 9.853       696,704
                                 2005       $ 9.853      $ 9.783       724,367
                                 2006       $ 9.783      $ 9.955       630,265
                                 2007       $ 9.955      $10.008       441,319
                                 2008       $10.008      $ 8.300       315,812
                                 2009       $ 8.300      $ 8.569       276,457
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.875       255,876
                                 2004       $ 9.875      $ 9.719       408,491
                                 2005       $ 9.719      $ 9.747       515,426
                                 2006       $ 9.747      $ 9.950       471,801
                                 2007       $ 9.950      $10.185       344,013
                                 2008       $10.185      $10.180       435,889
                                 2009       $10.180      $ 9.959       275,219
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.040       824,844
                                 2004       $12.040      $12.988     1,077,618
                                 2005       $12.988      $13.268     1,117,999
                                 2006       $13.268      $14.953       755,774
                                 2007       $14.953      $15.355       542,826
                                 2008       $15.355      $ 9.421       424,571
                                 2009       $ 9.421      $11.617       383,005
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.961       282,474
                                 2004       $11.961      $12.882       340,508
                                 2005       $12.882      $13.617       485,883
                                 2006       $13.617      $15.284       477,887
                                 2007       $15.284      $16.199       405,124
                                 2008       $16.199      $12.010       365,529
                                 2009       $12.010      $14.030       327,584
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.435        62,846
                                 2004       $11.435      $13.453        75,392
                                 2005       $13.453      $15.048        79,540
                                 2006       $15.048      $17.668        63,188
                                 2007       $17.668      $20.742        40,381
                                 2008       $20.742      $13.501        27,248
                                 2009       $13.501      $15.693        21,853
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $10.000      $11.250        57,041
                                 2004       $11.250      $12.113        93,841
                                 2005       $12.113      $13.286        95,129
                                 2006       $13.286      $14.400        77,686
                                 2007       $14.400      $14.984        53,383
                                 2008       $14.984      $12.460        36,335
                                 2009       $12.460      $15.857        32,153

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                 2003       $10.000      $14.821       42,601
                                 2004       $14.821      $17.831       65,654
                                 2005       $17.831      $23.331       70,168
                                 2006       $23.331      $31.304       65,118
                                 2007       $31.304      $43.002       40,744
                                 2008       $43.002      $18.193       26,507
                                 2009       $18.193      $30.272       25,846
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.643       85,176
                                 2004       $11.643      $12.234      121,185
                                 2005       $12.234      $13.820      120,983
                                 2006       $13.820      $14.033       85,592
                                 2007       $14.033      $16.697       48,104
                                 2008       $16.697      $ 8.272       35,334
                                 2009       $ 8.272      $13.362       27,584
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $11.551      121,225
                                 2004       $11.551      $12.599      205,734
                                 2005       $12.599      $13.234      244,369
                                 2006       $13.234      $14.573      249,684
                                 2007       $14.573      $14.731      205,573
                                 2008       $14.731      $11.140      135,805
                                 2009       $11.140      $13.347      127,716
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.176      138,989
                                 2004       $12.176      $13.430      338,404
                                 2005       $13.430      $14.710      427,400
                                 2006       $14.710      $17.484      413,409
                                 2007       $17.484      $18.771      298,219
                                 2008       $18.771      $13.046      205,327
                                 2009       $13.046      $16.533      183,166
UIF INTERNATIONAL GROWTH EQUITY PORTFOLIO, CLASS II
                                 2006       $10.000      $10.695       12,462
                                 2007       $10.695      $11.951       16,415
                                 2008       $11.951      $ 6.017       21,446
                                 2009       $ 6.017      $ 8.036       18,506
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.036      109,434
                                 2004       $13.036      $15.489      212,738
                                 2005       $15.489      $17.772      207,828

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $17.772      $18.972       192,692
                                 2007       $18.972      $22.750        97,054
                                 2008       $22.750      $11.833        79,767
                                 2009       $11.833      $18.214        65,144
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.538       120,352
                                 2004       $13.538      $15.751       163,900
                                 2005       $15.751      $17.392       142,099
                                 2006       $17.392      $19.025       124,747
                                 2007       $19.025      $19.158        87,167
                                 2008       $19.158      $11.161        72,438
                                 2009       $11.161      $16.008        65,891
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2003       $10.000      $13.327       244,477
                                 2004       $13.327      $14.928       355,385
                                 2005       $14.928      $16.376       406,828
                                 2006       $16.376      $19.322       389,607
                                 2007       $19.322      $20.360       256,344
                                 2008       $20.360      $11.665       204,124
                                 2009       $11.665      $15.878       171,970
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.707       129,264
                                 2004       $12.707      $16.912       225,344
                                 2005       $16.912      $19.314       234,012
                                 2006       $19.314      $26.009       195,147
                                 2007       $26.009      $21.043       136,277
                                 2008       $21.043      $12.748        93,838
                                 2009       $12.748      $16.022        88,942
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $12.785        49,153
                                 2004       $12.785      $14.368        62,246
                                 2005       $14.368      $15.616        51,588
                                 2006       $15.616      $16.027        41,853
                                 2007       $16.027      $18.433        30,347
                                 2008       $18.433      $ 9.585        26,141
                                 2009       $ 9.585      $14.660        27,036
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2003       $10.000      $12.449       655,134
                                 2004       $12.449      $14.299     1,096,537
                                 2005       $14.299      $14.561     1,226,804
                                 2006       $14.560      $16.530     1,091,262
                                 2007       $16.529      $15.788       837,644
                                 2008       $15.788      $ 9.913       623,013
                                 2009       $ 9.913      $12.451       532,205

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $12.347      393,399
                                 2004       $12.347      $13.782      630,045
                                 2005       $13.782      $14.792      680,044
                                 2006       $14.792      $16.780      576,441
                                 2007       $16.780      $16.825      423,444
                                 2008       $16.825      $11.155      308,714
                                 2009       $11.155      $13.541      270,755
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.781      125,667
                                 2004       $11.781      $12.304      193,511
                                 2005       $12.304      $12.955      180,627
                                 2006       $12.955      $13.004      154,909
                                 2007       $13.004      $14.835      105,360
                                 2008       $14.835      $ 7.383       91,914
                                 2009       $ 7.383      $11.962       79,520
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2003       $10.000      $12.843       55,933
                                 2004       $12.843      $13.924      135,750
                                 2005       $13.924      $14.359      134,196
                                 2006       $14.359      $15.863      115,549
                                 2007       $15.863      $15.725       89,265
                                 2008       $15.725      $ 7.397       83,058
                                 2009       $ 7.397      $10.689       67,911
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2003       $10.000      $12.193       24,559
                                 2004       $12.193      $12.681       31,399
                                 2005       $12.681      $13.468       29,969
                                 2006       $13.468      $13.972       22,409
                                 2007       $13.972      $15.268       14,809
                                 2008       $15.268      $ 8.567       13,998
                                 2009       $ 8.567      $10.116       13,428
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.738       71,484
                                 2007       $10.738      $11.329       42,300
                                 2008       $11.329      $ 7.721       22,600
                                 2009       $ 7.721      $ 9.665       18,698
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.760       24,971
                                 2005       $10.760      $11.290       42,211
                                 2006       $11.290      $12.256       28,002
                                 2007       $12.256      $13.099       25,004
                                 2008       $13.099      $ 9.137       17,701
                                 2009       $ 9.137      $11.605       17,271

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $12.403       93,650
                                 2004       $12.403      $13.894      138,286
                                 2005       $13.894      $15.172      163,917
                                 2006       $15.172      $14.657      150,349
                                 2007       $14.657      $16.149       96,224
                                 2008       $16.149      $ 9.067       67,151
                                 2009       $ 9.067      $11.783       62,198
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2003       $10.000      $12.238      277,534
                                 2004       $12.238      $13.313      471,100
                                 2005       $13.313      $13.621      461,462
                                 2006       $13.621      $15.586      380,642
                                 2007       $15.586      $15.984      239,660
                                 2008       $15.984      $ 9.271      187,823
                                 2009       $ 9.271      $10.914      169,365
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $11.829       66,043
                                 2006       $11.829      $15.635      138,391
                                 2007       $15.635      $16.144      123,743
                                 2008       $16.144      $ 7.376      114,585
                                 2009       $ 7.376      $ 9.694      102,356
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $11.441       77,211
                                 2004       $11.441      $12.124       89,146
                                 2005       $12.124      $13.620       84,651
                                 2006       $13.620      $13.237       78,333
                                 2007       $13.237      $14.708       49,147
                                 2008       $14.708      $ 8.657       37,492
                                 2009       $ 8.657      $11.609       32,457
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                                 2003       $10.000      $13.558      176,450
                                 2004       $13.558      $15.791      256,873
                                 2005       $15.791      $16.471      268,900
                                 2006       $16.471      $18.399      249,260
                                 2007       $18.399      $18.269      180,464
                                 2008       $18.269      $11.481      118,859
                                 2009       $11.481      $16.019      101,466
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                                 2005       $10.000      $10.911        7,567
                                 2006       $10.911      $13.180       24,298
                                 2007       $13.180      $15.732       27,774
                                 2008       $15.732      $ 9.731       28,934
                                 2009       $ 9.731      $10.473            0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $10.691        6,734
                                 2006       $10.691      $12.657       16,577
                                 2007       $12.657      $11.863       13,435
                                 2008       $11.863      $ 6.844       10,921
                                 2009       $ 6.844      $ 8.102       29,353
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.844      110,952
                                 2006       $11.844      $12.910      223,243
                                 2007       $12.910      $14.810      197,168
                                 2008       $14.810      $ 8.301      169,001
                                 2009       $ 8.301      $10.999      140,575
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.046       32,504
                                 2006       $11.046      $12.194       53,049
                                 2007       $12.194      $13.340       45,699
                                 2008       $13.340      $ 7.580       40,155
                                 2009       $ 7.580      $ 9.417       34,028
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $10.434       26,603
                                 2006       $10.434      $11.331       42,013
                                 2007       $11.331      $11.364       31,114
                                 2008       $11.364      $ 8.320       28,711
                                 2009       $ 8.320      $11.675       25,485
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $12.062       32,158
                                 2006       $12.062      $13.262       82,918
                                 2007       $13.262      $14.959       59,819
                                 2008       $14.959      $ 8.836       36,133
                                 2009       $ 8.836      $12.078       34,095
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.172        8,239
                                 2007       $10.172      $10.441       15,509
                                 2008       $10.441      $10.495      105,926
                                 2009       $10.495      $10.314       61,696
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.110        8,318
                                 2006       $11.110      $11.432       18,843
                                 2007       $11.432      $12.782       18,602
                                 2008       $12.782      $ 8.087       18,607
                                 2009       $ 8.087      $10.518       17,686

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.652       52,584
                                 2005       $10.652      $10.764       78,167
                                 2006       $10.764      $11.515       73,151
                                 2007       $11.515      $11.568       52,208
                                 2008       $11.568      $ 8.669       36,816
                                 2009       $ 8.669      $12.100       40,274
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.194       44,492
                                 2005       $11.194      $11.126      177,011
                                 2006       $11.126      $12.868      261,557
                                 2007       $12.868      $13.057      222,210
                                 2008       $13.057      $ 8.984      147,196
                                 2009       $ 8.984      $11.915      124,837
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.335       13,238
                                 2006       $11.335      $13.644       25,416
                                 2007       $13.644      $14.925       28,427
                                 2008       $14.925      $10.444       25,708
                                 2009       $10.444      $12.597       26,403
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.907       54,414
                                 2005       $10.907      $11.795      159,178
                                 2006       $11.795      $13.658      168,312
                                 2007       $13.658      $13.822      155,420
                                 2008       $13.822      $ 8.502      101,397
                                 2009       $ 8.502      $10.482       94,109
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.472       44,548
                                 2005       $11.472      $12.363      159,191
                                 2006       $12.363      $14.686      186,375
                                 2007       $14.686      $16.583      147,468
                                 2008       $16.583      $ 9.670      110,661
                                 2009       $ 9.670      $12.962       86,751
GOLDMAN SACHS VIT GROWTH AND INCOME FUND
                                 2005       $10.000      $10.481       28,322
                                 2006       $10.481      $12.573       32,527
                                 2007       $12.573      $12.327       37,122
                                 2008       $12.327      $ 7.992       29,307
                                 2009       $ 7.992      $ 9.249       25,690

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                 2005       $10.000      $11.331       43,869
                                 2006       $11.331      $12.875       56,937
                                 2007       $12.875      $12.926       47,948
                                 2008       $12.926      $ 8.001       32,717
                                 2009       $ 8.001      $10.420       27,185
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                 2005       $10.000      $11.298       52,812
                                 2006       $11.298      $12.407       79,751
                                 2007       $12.407      $10.106       70,057
                                 2008       $10.106      $ 6.539       51,695
                                 2009       $ 6.539      $ 8.166       46,668
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                 2005       $10.000      $11.226       25,852
                                 2006       $11.226      $12.397       43,952
                                 2007       $12.397      $11.839       43,162
                                 2008       $11.839      $ 7.349       38,912
                                 2009       $ 7.349      $ 8.708       34,505
PIMCO VIT COMMODITYREALRETURN TM STRATEGY PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $ 9.458        1,900
                                 2007       $ 9.458      $11.391        2,207
                                 2008       $11.391      $ 6.255        3,428
                                 2009       $ 6.255      $ 8.664       15,674
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.666            0
                                 2007       $10.666      $11.029          158
                                 2008       $11.029      $ 9.206          156
                                 2009       $ 9.206      $11.747        6,709
PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.084        9,624
                                 2007       $10.084      $10.905       59,629
                                 2008       $10.905      $ 9.905       20,223
                                 2009       $ 9.905      $11.459       32,937
PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.265       51,878
                                 2007       $10.265      $10.908       88,914
                                 2008       $10.908      $11.173       64,994
                                 2009       $11.173      $12.453      108,203
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.000      $11.273       82,468
                                 2004       $11.273      $11.931       84,357
                                 2005       $11.931      $12.137       88,473
                                 2006       $12.137      $13.287       43,643

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.287      $13.119       30,728
                                 2008       $13.119      $ 7.606        8,110
                                 2009       $ 7.606      $ 9.346        7,592
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.000      $12.243       58,692
                                 2004       $12.243      $13.306       59,039
                                 2005       $13.306      $13.695       41,400
                                 2006       $13.695      $15.528       35,746
                                 2007       $15.528      $14.269       26,324
                                 2008       $14.269      $ 8.555       17,931
                                 2009       $ 8.555      $10.863       16,122
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.000      $12.611      135,204
                                 2004       $12.611      $14.333      206,538
                                 2005       $14.333      $15.730      216,306
                                 2006       $15.730      $19.651      196,507
                                 2007       $19.651      $20.827      148,946
                                 2008       $20.827      $11.417      119,418
                                 2009       $11.417      $13.918      108,889
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.000      $12.109       16,090
                                 2004       $12.109      $13.342       13,320
                                 2005       $13.342      $14.199       12,693
                                 2006       $14.199      $15.825        9,295
                                 2007       $15.825      $14.676        4,661
                                 2008       $14.676      $ 8.678        3,060
                                 2009       $ 8.678      $11.104        2,294
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2005       $10.000      $10.881       22,360
                                 2006       $10.881      $12.348       41,591
                                 2007       $12.348      $11.485       39,361
                                 2008       $11.485      $ 6.206       42,879
                                 2009       $ 6.206      $ 5.838            0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.000      $11.680       67,965
                                 2004       $11.680      $11.999      140,747
                                 2005       $11.999      $12.405      143,701
                                 2006       $12.405      $12.794      138,122
                                 2007       $12.794      $13.203      108,797
                                 2008       $13.203      $ 8.131       90,319
                                 2009       $ 8.131      $13.035       89,941

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000       $7.847      35,687



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE
              EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 2.05



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.155       5,483
                                 2004       $12.155      $13.365       5,709
                                 2005       $13.365      $16.036       3,667
                                 2006       $16.036      $16.876       3,646
                                 2007       $16.876      $19.694       3,626
                                 2008       $19.694      $ 9.818       3,597
                                 2009       $ 9.818      $16.227       3,569
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.181       5,330
                                 2004       $12.181      $12.886      13,592
                                 2005       $12.886      $13.273      15,708
                                 2006       $13.273      $14.381      10,232
                                 2007       $14.381      $14.606      10,339
                                 2008       $14.606      $ 9.073         545
                                 2009       $ 9.073      $10.992         541
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.808       2,040
                                 2004       $11.808      $12.797       9,023
                                 2005       $12.797      $14.751      12,036
                                 2006       $14.751      $14.986      10,997
                                 2007       $14.986      $17.467      10,684
                                 2008       $17.467      $ 8.922       5,432
                                 2009       $ 8.922      $14.902       3,561
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.609       1,804
                                 2004       $12.609      $13.865       1,815
                                 2005       $13.865      $14.688       1,571
                                 2006       $14.688      $18.650           0
                                 2007       $18.650      $21.028           0
                                 2008       $21.028      $11.749           0
                                 2009       $11.749      $14.634           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.522         151
                                 2004       $12.522      $13.745         692
                                 2005       $13.745      $14.304         691
                                 2006       $14.304      $16.550         690
                                 2007       $16.550      $18.877         689
                                 2008       $18.877      $10.341         541
                                 2009       $10.341      $ 9.858           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.887       7,015
                                 2004       $12.887      $14.445      10,339
                                 2005       $14.445      $14.994      10,113
                                 2006       $14.994      $17.826       9,204
                                 2007       $17.826      $18.603       8,357
                                 2008       $18.603      $10.714       4,413
                                 2009       $10.714      $12.161       3,522
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.258       2,556
                                 2004       $11.258      $12.059       7,621
                                 2005       $12.059      $12.016       8,858
                                 2006       $12.016      $12.806       8,284
                                 2007       $12.806      $13.006       3,738
                                 2008       $13.006      $ 9.765       2,259
                                 2009       $ 9.765      $13.773       2,142
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.591         632
                                 2004       $11.591      $12.546      15,334
                                 2005       $12.546      $13.088      19,845
                                 2006       $13.088      $14.582      17,358
                                 2007       $14.582      $14.662      11,805
                                 2008       $14.662      $10.543       1,366
                                 2009       $10.543      $12.873       1,359
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2003       $10.000      $10.244       9,985
                                 2004       $10.244      $10.523      26,882
                                 2005       $10.523      $10.604      94,990
                                 2006       $10.604      $10.921      95,172
                                 2007       $10.921      $11.287      91,019
                                 2008       $11.287      $10.029      59,160
                                 2009       $10.029      $11.990      56,573

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.954       5,767
                                 2004       $ 9.954      $ 9.845       6,840
                                 2005       $ 9.845      $ 9.770       8,582
                                 2006       $ 9.770      $ 9.936       2,459
                                 2007       $ 9.936      $ 9.985       1,924
                                 2008       $ 9.985      $ 8.275       1,156
                                 2009       $ 8.275      $ 8.540       1,150
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.872         241
                                 2004       $ 9.872      $ 9.710      13,407
                                 2005       $ 9.710      $ 9.734      41,547
                                 2006       $ 9.734      $ 9.931      44,799
                                 2007       $ 9.931      $10.160      40,630
                                 2008       $10.160      $10.151      33,128
                                 2009       $10.151      $ 9.925      29,829
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.036       7,502
                                 2004       $12.036      $12.977      23,014
                                 2005       $12.977      $13.250      33,979
                                 2006       $13.250      $14.925      32,961
                                 2007       $14.925      $15.319      28,047
                                 2008       $15.319      $ 9.394      27,000
                                 2009       $ 9.394      $11.577      22,812
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.957       9,487
                                 2004       $11.957      $12.871      13,340
                                 2005       $12.871      $13.598      15,521
                                 2006       $13.598      $15.255      13,744
                                 2007       $15.255      $16.161      13,586
                                 2008       $16.161      $11.975      11,735
                                 2009       $11.975      $13.982       6,828
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.431       5,133
                                 2004       $11.431      $13.442      11,372
                                 2005       $13.442      $15.028      12,371
                                 2006       $15.028      $17.635      11,863
                                 2007       $17.635      $20.692       9,179
                                 2008       $20.692      $13.462       6,192
                                 2009       $13.462      $15.639       1,479
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $10.000      $11.246       1,704
                                 2004       $11.246      $12.102       3,146
                                 2005       $12.102      $13.268       3,329
                                 2006       $13.268      $14.373       3,338
                                 2007       $14.373      $14.948       2,272
                                 2008       $14.948      $12.424         263
                                 2009       $12.424      $15.803         180

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                 2003       $10.000      $14.816           0
                                 2004       $14.816      $17.816         402
                                 2005       $17.816      $23.299       1,634
                                 2006       $23.299      $31.245       1,811
                                 2007       $31.245      $42.899       1,360
                                 2008       $42.899      $18.140       1,312
                                 2009       $18.140      $30.169       1,155
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.639           0
                                 2004       $11.639      $12.224           0
                                 2005       $12.224      $13.801           0
                                 2006       $13.801      $14.007           0
                                 2007       $14.007      $16.658           0
                                 2008       $16.658      $ 8.248           0
                                 2009       $ 8.248      $13.316           0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $11.547       1,104
                                 2004       $11.547      $12.589       3,036
                                 2005       $12.589      $13.216       5,120
                                 2006       $13.216      $14.545      43,423
                                 2007       $14.545      $14.696      30,306
                                 2008       $14.696      $11.108       8,544
                                 2009       $11.108      $13.301       7,693
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.172       7,719
                                 2004       $12.172      $13.418      16,307
                                 2005       $13.418      $14.690      27,562
                                 2006       $14.690      $17.451      28,615
                                 2007       $17.451      $18.726      26,840
                                 2008       $18.726      $13.009      11,873
                                 2009       $13.009      $16.477      11,054
UIF INTERNATIONAL GROWTH EQUITY PORTFOLIO, CLASS II
                                 2006       $10.000      $10.691          97
                                 2007       $10.691      $11.941          91
                                 2008       $11.941      $ 6.009      11,918
                                 2009       $ 6.009      $ 8.021      11,594
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.031       7,987
                                 2004       $13.031      $15.476      18,951
                                 2005       $15.476      $17.747      23,089

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $17.747      $18.936       22,028
                                 2007       $18.936      $22.695       21,424
                                 2008       $22.695      $11.799       20,136
                                 2009       $11.799      $18.152       11,177
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.533          560
                                 2004       $13.533      $15.737        6,339
                                 2005       $15.737      $17.368        6,532
                                 2006       $17.368      $18.990        5,320
                                 2007       $18.990      $19.112        4,148
                                 2008       $19.112      $11.128        4,648
                                 2009       $11.128      $15.954        4,301
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2003       $10.000      $13.322        2,251
                                 2004       $13.322      $14.916        9,513
                                 2005       $14.916      $16.354       18,922
                                 2006       $16.354      $19.286       16,702
                                 2007       $19.286      $20.312       13,754
                                 2008       $20.312      $11.631       17,501
                                 2009       $11.631      $15.824       14,213
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.703          805
                                 2004       $12.703      $16.898        2,932
                                 2005       $16.898      $19.288        5,670
                                 2006       $19.288      $25.961        5,279
                                 2007       $25.961      $20.993        4,859
                                 2008       $20.993      $12.712        2,741
                                 2009       $12.712      $15.967        3,104
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $12.781        7,649
                                 2004       $12.781      $14.356       10,733
                                 2005       $14.356      $15.595       11,628
                                 2006       $15.595      $15.997        9,940
                                 2007       $15.997      $18.389        8,119
                                 2008       $18.389      $ 9.557        2,872
                                 2009       $ 9.557      $14.610          659
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2003       $10.000      $12.445       29,376
                                 2004       $12.445      $14.286       69,418
                                 2005       $14.286      $14.541      105,491
                                 2006       $14.541      $16.498      105,033
                                 2007       $16.498      $15.751       90,558
                                 2008       $15.751      $ 9.885       66,246
                                 2009       $ 9.885      $12.408       46,632

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $12.343      15,254
                                 2004       $12.343      $13.771      21,461
                                 2005       $13.771      $14.772      23,079
                                 2006       $14.772      $16.749      16,168
                                 2007       $16.749      $16.784      15,623
                                 2008       $16.784      $11.123       7,971
                                 2009       $11.123      $13.495       7,055
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.777       6,180
                                 2004       $11.777      $12.294       9,015
                                 2005       $12.294      $12.937      10,919
                                 2006       $12.937      $12.980      10,090
                                 2007       $12.980      $14.800       9,773
                                 2008       $14.800      $ 7.362       7,407
                                 2009       $ 7.362      $11.921       6,874
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2003       $10.000      $12.839       8,406
                                 2004       $12.839      $13.912      19,238
                                 2005       $13.912      $14.339      23,287
                                 2006       $14.339      $15.833      20,804
                                 2007       $15.833      $15.688      17,932
                                 2008       $15.688      $ 7.376      10,269
                                 2009       $ 7.376      $10.653       5,400
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2003       $10.000      $12.189           0
                                 2004       $12.189      $12.670       4,768
                                 2005       $12.670      $13.450       4,768
                                 2006       $13.450      $13.946       4,768
                                 2007       $13.946      $15.231       4,351
                                 2008       $15.231      $ 8.543       4,351
                                 2009       $ 8.543      $10.082       4,351
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.734       1,536
                                 2007       $10.734      $11.319       1,534
                                 2008       $11.319      $ 7.710       1,091
                                 2009       $ 7.710      $ 9.647         331
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.756       1,832
                                 2005       $10.756      $11.280       3,654
                                 2006       $11.280      $12.239       3,182
                                 2007       $12.239      $13.074       1,559
                                 2008       $13.074      $ 9.116       1,550
                                 2009       $ 9.116      $11.572       1,538

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $12.399       6,055
                                 2004       $12.399      $13.883      10,818
                                 2005       $13.883      $15.152      11,428
                                 2006       $15.152      $14.629       6,525
                                 2007       $14.629      $16.111       5,189
                                 2008       $16.111      $ 9.040       2,170
                                 2009       $ 9.040      $11.743       2,048
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2003       $10.000      $12.234       5,306
                                 2004       $12.234      $13.302      10,509
                                 2005       $13.302      $13.602      12,085
                                 2006       $13.602      $15.557       7,522
                                 2007       $15.557      $15.946       6,038
                                 2008       $15.946      $ 9.245       2,605
                                 2009       $ 9.245      $10.876       2,274
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $11.825      11,641
                                 2006       $11.825      $15.621      10,084
                                 2007       $15.621      $16.122      10,462
                                 2008       $16.122      $ 7.363      29,728
                                 2009       $ 7.363      $ 9.671      25,423
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $11.437       9,639
                                 2004       $11.437      $12.114      13,913
                                 2005       $12.114      $13.601      14,430
                                 2006       $13.601      $13.212      11,757
                                 2007       $13.212      $14.673       8,853
                                 2008       $14.673      $ 8.632       2,465
                                 2009       $ 8.632      $11.570           0
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                                 2003       $10.000      $13.554       3,816
                                 2004       $13.554      $15.778      14,353
                                 2005       $15.778      $16.448      20,816
                                 2006       $16.448      $18.365      17,820
                                 2007       $18.365      $18.225      14,932
                                 2008       $18.225      $11.447      11,911
                                 2009       $11.447      $15.965       4,732
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                                 2005       $10.000      $10.907      12,280
                                 2006       $10.907      $13.169      11,694
                                 2007       $13.169      $15.710      11,642
                                 2008       $15.710      $ 9.713       5,754
                                 2009       $ 9.713      $10.449           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $10.687       1,019
                                 2006       $10.687      $12.646       1,638
                                 2007       $12.646      $11.846       2,368
                                 2008       $11.846      $ 6.831       2,667
                                 2009       $ 6.831      $ 8.083       2,634
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.840      10,277
                                 2006       $11.840      $12.899      17,785
                                 2007       $12.899      $14.790      16,723
                                 2008       $14.790      $ 8.286      14,440
                                 2009       $ 8.286      $10.973      14,417
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.042       4,301
                                 2006       $11.042      $12.184       8,324
                                 2007       $12.184      $13.321       7,088
                                 2008       $13.321      $ 7.566      11,164
                                 2009       $ 7.566      $ 9.395       8,624
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $10.430      10,513
                                 2006       $10.430      $11.322      10,306
                                 2007       $11.322      $11.348      10,120
                                 2008       $11.348      $ 8.305       8,137
                                 2009       $ 8.305      $11.648       6,803
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $12.058       7,502
                                 2006       $12.058      $13.251      11,283
                                 2007       $13.251      $14.939      10,302
                                 2008       $14.939      $ 8.820       6,922
                                 2009       $ 8.820      $12.050       4,647
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.168          31
                                 2007       $10.168      $10.432          31
                                 2008       $10.432      $10.481       7,690
                                 2009       $10.481      $10.295       4,106
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.106           0
                                 2006       $11.106      $11.423          64
                                 2007       $11.423      $12.764          59
                                 2008       $12.764      $ 8.072       6,727
                                 2009       $ 8.072      $10.492       6,593

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.648       4,457
                                 2005       $10.648      $10.755       4,976
                                 2006       $10.755      $11.500       4,622
                                 2007       $11.500      $11.546         882
                                 2008       $11.546      $ 8.648         312
                                 2009       $ 8.648      $12.065         446
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.191         275
                                 2005       $11.191      $11.116       9,823
                                 2006       $11.116      $12.850      80,733
                                 2007       $12.850      $13.033      67,912
                                 2008       $13.033      $ 8.962      31,391
                                 2009       $ 8.962      $11.880      29,821
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.331       1,399
                                 2006       $11.331      $13.632       1,392
                                 2007       $13.632      $14.904       1,386
                                 2008       $14.904      $10.424           0
                                 2009       $10.424      $12.567           0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.903         283
                                 2005       $10.903      $11.785       6,896
                                 2006       $11.785      $13.639       7,198
                                 2007       $13.639      $13.796       6,946
                                 2008       $13.796      $ 8.482       8,189
                                 2009       $ 8.482      $10.452       6,664
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.468      13,436
                                 2005       $11.468      $12.352      45,135
                                 2006       $12.352      $14.666      45,428
                                 2007       $14.666      $16.552      41,219
                                 2008       $16.552      $ 9.647      30,388
                                 2009       $ 9.647      $12.925      18,813
GOLDMAN SACHS VIT GROWTH AND INCOME FUND
                                 2005       $10.000      $10.478       7,540
                                 2006       $10.478      $12.562       7,686
                                 2007       $12.562      $12.311       6,986
                                 2008       $12.311      $ 7.977       7,811
                                 2009       $ 7.977      $ 9.227       7,365

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                 2005       $10.000      $11.327       11,794
                                 2006       $11.327      $12.865       11,607
                                 2007       $12.865      $12.909       11,448
                                 2008       $12.909      $ 7.986        7,153
                                 2009       $ 7.986      $10.395        5,081
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                 2005       $10.000      $11.294       12,293
                                 2006       $11.294      $12.396       15,206
                                 2007       $12.396      $10.092       13,251
                                 2008       $10.092      $ 6.527        9,801
                                 2009       $ 6.527      $ 8.146       10,726
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                 2005       $10.000      $11.222        7,181
                                 2006       $11.222      $12.386        7,376
                                 2007       $12.386      $11.823        7,422
                                 2008       $11.823      $ 7.335       13,811
                                 2009       $ 7.335      $ 8.687       12,873
PIMCO VIT COMMODITYREALRETURN TM STRATEGY PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $ 9.455            0
                                 2007       $ 9.455      $11.381          489
                                 2008       $11.381      $ 6.247            0
                                 2009       $ 6.247      $ 8.648            0
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.663        1,285
                                 2007       $10.663      $11.020          815
                                 2008       $11.020      $ 9.193            0
                                 2009       $ 9.193      $11.724           64
PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.080            0
                                 2007       $10.080      $10.895       40,646
                                 2008       $10.895      $ 9.891       18,427
                                 2009       $ 9.891      $11.437       14,262
PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.262          122
                                 2007       $10.262      $10.899       44,356
                                 2008       $10.899      $11.157       22,527
                                 2009       $11.157      $12.430       22,492
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.000      $11.269        9,062
                                 2004       $11.269      $11.921       67,864
                                 2005       $11.921      $12.120      100,251
                                 2006       $12.120      $13.262       16,900

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.262      $13.087      15,983
                                 2008       $13.087      $ 7.584       9,725
                                 2009       $ 7.584      $ 9.314       7,193
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.000      $12.239       1,973
                                 2004       $12.239      $13.294       6,433
                                 2005       $13.294      $13.677       5,885
                                 2006       $13.677      $15.499       5,175
                                 2007       $15.499      $14.235       4,315
                                 2008       $14.235      $ 8.531         307
                                 2009       $ 8.531      $10.826         282
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.000      $12.607         217
                                 2004       $12.607      $14.320       1,896
                                 2005       $14.320      $15.708       4,103
                                 2006       $15.708      $19.615       8,712
                                 2007       $19.615      $20.777       6,313
                                 2008       $20.777      $11.384       4,793
                                 2009       $11.384      $13.870       4,649
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.000      $12.105         440
                                 2004       $12.105      $13.330       1,907
                                 2005       $13.330      $14.180       2,807
                                 2006       $14.180      $15.795       2,738
                                 2007       $15.795      $14.642       3,036
                                 2008       $14.642      $ 8.653           0
                                 2009       $ 8.653      $11.066           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2005       $10.000      $10.877       8,576
                                 2006       $10.877      $12.337      33,569
                                 2007       $12.337      $11.470      21,892
                                 2008       $11.470      $ 6.194      20,008
                                 2009       $ 6.194      $ 5.827           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.000      $11.676       2,679
                                 2004       $11.676      $11.989      18,357
                                 2005       $11.989      $12.388      17,971
                                 2006       $12.388      $12.770      17,874
                                 2007       $12.770      $13.172      10,878
                                 2008       $13.172      $ 8.108      10,866
                                 2009       $ 8.108      $12.991      10,304

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000       $7.828      17,252



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH THE MAV DEATH BENEFIT OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT
                              OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.1



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.151       4,217
                                 2004       $12.151      $13.354       5,211
                                 2005       $13.354      $16.015       4,100
                                 2006       $16.015      $16.845         617
                                 2007       $16.845      $19.647           0
                                 2008       $19.647      $ 9.790           0
                                 2009       $ 9.790      $16.172           0
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.177       1,360
                                 2004       $12.177      $12.875       1,360
                                 2005       $12.875      $13.255       1,360
                                 2006       $13.255      $14.355       1,360
                                 2007       $14.355      $14.571       1,360
                                 2008       $14.571      $ 9.046       1,360
                                 2009       $ 9.046      $10.955       1,360
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.804       2,085
                                 2004       $11.804      $12.787       2,074
                                 2005       $12.787      $14.731       2,064
                                 2006       $14.731      $14.958       5,886
                                 2007       $14.958      $17.425       4,189
                                 2008       $17.425      $ 8.896       4,186
                                 2009       $ 8.896      $14.851       4,181
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.604           0
                                 2004       $12.604      $13.853           0
                                 2005       $13.853      $14.668           0
                                 2006       $14.668      $18.615           0
                                 2007       $18.615      $20.978           0
                                 2008       $20.978      $11.715           0
                                 2009       $11.715      $14.584           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.517         657
                                 2004       $12.517      $13.733         775
                                 2005       $13.733      $14.284         775
                                 2006       $14.284      $16.519         775
                                 2007       $16.519      $18.832         775
                                 2008       $18.832      $10.311         775
                                 2009       $10.311      $ 9.828           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.883           0
                                 2004       $12.883      $14.432         977
                                 2005       $14.432      $14.973       6,056
                                 2006       $14.973      $17.792       4,573
                                 2007       $17.792      $18.559       4,564
                                 2008       $18.559      $10.683       4,510
                                 2009       $10.683      $12.120       4,321
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.255       3,002
                                 2004       $11.255      $12.049       3,803
                                 2005       $12.049      $12.000       3,916
                                 2006       $12.000      $12.782       2,093
                                 2007       $12.782      $12.975       1,078
                                 2008       $12.975      $ 9.737       1,077
                                 2009       $ 9.737      $13.726         205
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.587       3,107
                                 2004       $11.587      $12.535       3,074
                                 2005       $12.535      $13.070       3,042
                                 2006       $13.070      $14.555       1,132
                                 2007       $14.555      $14.627         700
                                 2008       $14.627      $10.513         700
                                 2009       $10.513      $12.830         700
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2003       $10.000      $10.241       1,469
                                 2004       $10.241      $10.514       4,697
                                 2005       $10.514      $10.590      25,082
                                 2006       $10.590      $10.901      26,559
                                 2007       $10.901      $11.260      25,808
                                 2008       $11.260      $10.000      21,324
                                 2009       $10.000      $11.949      12,737

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.950       2,015
                                 2004       $ 9.950      $ 9.836       4,061
                                 2005       $ 9.836      $ 9.757       5,804
                                 2006       $ 9.757      $ 9.918       6,808
                                 2007       $ 9.918      $ 9.961       5,788
                                 2008       $ 9.961      $ 8.252       5,564
                                 2009       $ 8.252      $ 8.511       2,154
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.869           0
                                 2004       $ 9.869      $ 9.702       7,515
                                 2005       $ 9.702      $ 9.721      10,679
                                 2006       $ 9.721      $ 9.912      18,631
                                 2007       $ 9.912      $10.136      11,768
                                 2008       $10.136      $10.121      10,434
                                 2009       $10.121      $ 9.891       4,587
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.032           0
                                 2004       $12.032      $12.966       1,853
                                 2005       $12.966      $13.232       6,033
                                 2006       $13.232      $14.897       6,996
                                 2007       $14.897      $15.282       6,922
                                 2008       $15.282      $ 9.367       7,601
                                 2009       $ 9.367      $11.538       5,146
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.952           0
                                 2004       $11.952      $12.860       2,181
                                 2005       $12.860      $13.580       6,187
                                 2006       $13.580      $15.227       7,687
                                 2007       $15.227      $16.122       7,605
                                 2008       $16.122      $11.940       7,600
                                 2009       $11.940      $13.935       7,001
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.427         969
                                 2004       $11.427      $13.430       1,866
                                 2005       $13.430      $15.007       2,112
                                 2006       $15.007      $17.602       2,082
                                 2007       $17.602      $20.643       2,081
                                 2008       $20.643      $13.423       1,926
                                 2009       $13.423      $15.586       1,492
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $10.000      $11.242         261
                                 2004       $11.242      $12.092       1,591
                                 2005       $12.092      $13.250       1,687
                                 2006       $13.250      $14.346       1,707
                                 2007       $14.346      $14.912       1,653
                                 2008       $14.912      $12.388       1,457
                                 2009       $12.388      $15.749         623

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                 2003       $10.000      $14.811         381
                                 2004       $14.811      $17.800       1,276
                                 2005       $17.800      $23.268         446
                                 2006       $23.268      $31.187         446
                                 2007       $31.187      $42.797         446
                                 2008       $42.797      $18.088         446
                                 2009       $18.088      $30.066         446
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.635           0
                                 2004       $11.635      $12.214           0
                                 2005       $12.214      $13.782           0
                                 2006       $13.782      $13.981           0
                                 2007       $13.981      $16.618           0
                                 2008       $16.618      $ 8.224           0
                                 2009       $ 8.224      $13.271           0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $11.543           0
                                 2004       $11.543      $12.578           0
                                 2005       $12.578      $13.198         407
                                 2006       $13.198      $14.518       1,451
                                 2007       $14.518      $14.661       1,445
                                 2008       $14.661      $11.076       1,437
                                 2009       $11.076      $13.256       1,023
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.168       1,061
                                 2004       $12.168      $13.407       1,061
                                 2005       $13.407      $14.670       3,759
                                 2006       $14.670      $17.418       5,885
                                 2007       $17.418      $18.682       4,756
                                 2008       $18.682      $12.971       4,737
                                 2009       $12.971      $16.421       3,920
UIF INTERNATIONAL GROWTH EQUITY PORTFOLIO, CLASS II
                                 2006       $10.000      $10.687       1,091
                                 2007       $10.687      $11.930       1,021
                                 2008       $11.930      $ 6.000       1,166
                                 2009       $ 6.000      $ 8.006       1,130
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.027           0
                                 2004       $13.027      $15.463       1,041
                                 2005       $15.463      $17.723       3,492

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $17.723      $18.901       3,825
                                 2007       $18.901      $22.641       3,764
                                 2008       $22.641      $11.765       3,786
                                 2009       $11.765      $18.090       3,587
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.529         589
                                 2004       $13.529      $15.724         661
                                 2005       $15.724      $17.345         661
                                 2006       $17.345      $18.954         660
                                 2007       $18.954      $19.066         660
                                 2008       $19.066      $11.096         466
                                 2009       $11.096      $15.899         466
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2003       $10.000      $13.318       2,528
                                 2004       $13.318      $14.903       3,060
                                 2005       $14.903      $16.332       5,741
                                 2006       $16.332      $19.250       6,506
                                 2007       $19.250      $20.263       4,785
                                 2008       $20.263      $11.598       5,112
                                 2009       $11.598      $15.770       3,444
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.698         683
                                 2004       $12.698      $16.884       3,262
                                 2005       $16.884      $19.262       3,169
                                 2006       $19.262      $25.912       2,917
                                 2007       $25.912      $20.943       3,201
                                 2008       $20.943      $12.675       3,843
                                 2009       $12.675      $15.913         804
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $12.777           0
                                 2004       $12.777      $14.343           0
                                 2005       $14.343      $15.573           0
                                 2006       $15.573      $15.967           0
                                 2007       $15.967      $18.345           0
                                 2008       $18.345      $ 9.529           0
                                 2009       $ 9.529      $14.560           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2003       $10.000      $12.441       6,774
                                 2004       $12.441      $14.274       9,164
                                 2005       $14.274      $14.522      22,428
                                 2006       $14.522      $16.467      23,093
                                 2007       $16.467      $15.713      18,070
                                 2008       $15.713      $ 9.856      17,946
                                 2009       $ 9.856      $12.366      16,002

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $12.339       4,470
                                 2004       $12.339      $13.759       5,762
                                 2005       $13.759      $14.751       8,937
                                 2006       $14.751      $16.717       8,269
                                 2007       $16.717      $16.744       7,118
                                 2008       $16.744      $11.091       7,154
                                 2009       $11.091      $13.449       6,560
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.773           0
                                 2004       $11.773      $12.283         235
                                 2005       $12.283      $12.920         234
                                 2006       $12.920      $12.956       1,334
                                 2007       $12.956      $14.764         355
                                 2008       $14.764      $ 7.340         354
                                 2009       $ 7.340      $11.880         144
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2003       $10.000      $12.834         122
                                 2004       $12.834      $13.900         517
                                 2005       $13.900      $14.320       1,014
                                 2006       $14.320      $15.804         984
                                 2007       $15.804      $15.650         979
                                 2008       $15.650      $ 7.354         973
                                 2009       $ 7.354      $10.616         717
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2003       $10.000      $12.184           0
                                 2004       $12.184      $12.659           0
                                 2005       $12.659      $13.432           0
                                 2006       $13.432      $13.920           0
                                 2007       $13.920      $15.195           0
                                 2008       $15.195      $ 8.518           0
                                 2009       $ 8.518      $10.047           0
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.731           0
                                 2007       $10.731      $11.310           0
                                 2008       $11.310      $ 7.700           0
                                 2009       $ 7.700      $ 9.629           0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.752           0
                                 2005       $10.752      $11.271         929
                                 2006       $11.271      $12.223         925
                                 2007       $12.223      $13.050         920
                                 2008       $13.050      $ 9.094         915
                                 2009       $ 9.094      $11.538         907

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $12.395           0
                                 2004       $12.395      $13.871       2,759
                                 2005       $13.871      $15.131       6,332
                                 2006       $15.131      $14.602       3,705
                                 2007       $14.602      $16.072       3,508
                                 2008       $16.072      $ 9.014       3,507
                                 2009       $ 9.014      $11.703       3,506
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2003       $10.000      $12.229           0
                                 2004       $12.229      $13.290       3,178
                                 2005       $13.290      $13.584       4,251
                                 2006       $13.584      $15.528         750
                                 2007       $15.528      $15.908         710
                                 2008       $15.908      $ 9.218         931
                                 2009       $ 9.218      $10.839           0
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $11.821       4,305
                                 2006       $11.821      $15.608       5,344
                                 2007       $15.608      $16.100       5,694
                                 2008       $16.100      $ 7.349       7,844
                                 2009       $ 7.349      $ 9.647       5,778
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $11.433         686
                                 2004       $11.433      $12.104         815
                                 2005       $12.104      $13.583         815
                                 2006       $13.583      $13.188         815
                                 2007       $13.188      $14.638         815
                                 2008       $14.638      $ 8.607         815
                                 2009       $ 8.607      $11.530         815
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                                 2003       $10.000      $13.549       1,518
                                 2004       $13.549      $15.764       3,012
                                 2005       $15.764      $16.426       6,456
                                 2006       $16.426      $18.330       6,452
                                 2007       $18.330      $18.182       5,287
                                 2008       $18.182      $11.414       5,116
                                 2009       $11.414      $15.910       4,905
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                                 2005       $10.000      $10.904       1,321
                                 2006       $10.904      $13.158       1,390
                                 2007       $13.158      $15.689       1,389
                                 2008       $15.689      $ 9.695       1,388
                                 2009       $ 9.695      $10.426           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $10.684           0
                                 2006       $10.684      $12.635         383
                                 2007       $12.635      $11.830         381
                                 2008       $11.830      $ 6.818         319
                                 2009       $ 6.818      $ 8.063         314
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.836       2,512
                                 2006       $11.836      $12.888       8,231
                                 2007       $12.888      $14.770       6,060
                                 2008       $14.770      $ 8.270       5,909
                                 2009       $ 8.270      $10.947       5,421
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.039       1,735
                                 2006       $11.039      $12.173       2,233
                                 2007       $12.173      $13.303       2,090
                                 2008       $13.303      $ 7.552       2,421
                                 2009       $ 7.552      $ 9.373       2,197
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $10.427       2,390
                                 2006       $10.427      $11.312       2,858
                                 2007       $11.312      $11.333       2,477
                                 2008       $11.333      $ 8.289       2,398
                                 2009       $ 8.289      $11.620       1,336
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $12.054         941
                                 2006       $12.054      $13.239       1,959
                                 2007       $13.239      $14.918       1,952
                                 2008       $14.918      $ 8.803       1,944
                                 2009       $ 8.803      $12.021       1,590
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.165           0
                                 2007       $10.165      $10.423           0
                                 2008       $10.423      $10.466           0
                                 2009       $10.466      $10.275       1,812
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.102           0
                                 2006       $11.102      $11.413       1,164
                                 2007       $11.413      $12.747       1,112
                                 2008       $12.747      $ 8.057       1,051
                                 2009       $ 8.057      $10.467       1,031

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.644           0
                                 2005       $10.644      $10.746         661
                                 2006       $10.746      $11.484         658
                                 2007       $11.484      $11.524         655
                                 2008       $11.524      $ 8.628         651
                                 2009       $ 8.628      $12.030         647
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.187       1,258
                                 2005       $11.187      $11.107       4,647
                                 2006       $11.107      $12.833       5,202
                                 2007       $12.833      $13.008       4,853
                                 2008       $13.008      $ 8.941       4,702
                                 2009       $ 8.941      $11.846       3,569
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.327           0
                                 2006       $11.327      $13.621       1,044
                                 2007       $13.621      $14.884         976
                                 2008       $14.884      $10.405         895
                                 2009       $10.405      $12.537         358
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.900           0
                                 2005       $10.900      $11.775       1,635
                                 2006       $11.775      $13.621       5,838
                                 2007       $13.621      $13.770       2,779
                                 2008       $13.770      $ 8.462       2,938
                                 2009       $ 8.462      $10.422       2,197
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.464         548
                                 2005       $11.464      $12.342       6,214
                                 2006       $12.342      $14.646       7,065
                                 2007       $14.646      $16.521       5,796
                                 2008       $16.521      $ 9.624       6,203
                                 2009       $ 9.624      $12.887       4,653
GOLDMAN SACHS VIT GROWTH AND INCOME FUND
                                 2005       $10.000      $10.474       2,034
                                 2006       $10.474      $12.551       2,341
                                 2007       $12.551      $12.294       2,270
                                 2008       $12.294      $ 7.962       2,394
                                 2009       $ 7.962      $ 9.205       1,454

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                 2005       $10.000      $11.324           0
                                 2006       $11.324      $12.854       1,787
                                 2007       $12.854      $12.891         642
                                 2008       $12.891      $ 7.971         584
                                 2009       $ 7.971      $10.370         242
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                 2005       $10.000      $11.290       1,915
                                 2006       $11.290      $12.386       3,495
                                 2007       $12.386      $10.078       3,978
                                 2008       $10.078      $ 6.515       4,127
                                 2009       $ 6.515      $ 8.127       3,007
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                 2005       $10.000      $11.219       3,124
                                 2006       $11.219      $12.376       3,665
                                 2007       $12.376      $11.807       3,880
                                 2008       $11.807      $ 7.321       4,204
                                 2009       $ 7.321      $ 8.666       3,094
PIMCO VIT COMMODITYREALRETURN TM STRATEGY PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $ 9.452         482
                                 2007       $ 9.452      $11.371         479
                                 2008       $11.371      $ 6.238         476
                                 2009       $ 6.238      $ 8.632         472
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.659           0
                                 2007       $10.659      $11.010           0
                                 2008       $11.010      $ 9.180           0
                                 2009       $ 9.180      $11.702           0
PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.077           0
                                 2007       $10.077      $10.886           0
                                 2008       $10.886      $ 9.878           0
                                 2009       $ 9.878      $11.416           0
PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.258       7,395
                                 2007       $10.258      $10.890       1,660
                                 2008       $10.890      $11.142       1,326
                                 2009       $11.142      $12.407       1,943
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.000      $11.265           0
                                 2004       $11.265      $11.910         845
                                 2005       $11.910      $12.104         864
                                 2006       $12.104      $13.238         880

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.238      $13.056         865
                                 2008       $13.056      $ 7.562       1,133
                                 2009       $ 7.562      $ 9.282           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.000      $12.235           0
                                 2004       $12.235      $13.283           0
                                 2005       $13.283      $13.658           0
                                 2006       $13.658      $15.470           0
                                 2007       $15.470      $14.201           0
                                 2008       $14.201      $ 8.506           0
                                 2009       $ 8.506      $10.789           0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.000      $12.602       2,837
                                 2004       $12.602      $14.308       2,943
                                 2005       $14.308      $15.687       4,334
                                 2006       $15.687      $19.578       5,149
                                 2007       $19.578      $20.727       2,467
                                 2008       $20.727      $11.351       2,454
                                 2009       $11.351      $13.823       2,320
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.000      $12.101           0
                                 2004       $12.101      $13.319           0
                                 2005       $13.319      $14.161           0
                                 2006       $14.161      $15.765           0
                                 2007       $15.765      $14.607           0
                                 2008       $14.607      $ 8.627           0
                                 2009       $ 8.627      $11.028           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2005       $10.000      $10.874       2,726
                                 2006       $10.874      $12.327       3,145
                                 2007       $12.327      $11.454       3,449
                                 2008       $11.454      $ 6.182       4,427
                                 2009       $ 6.182      $ 5.816           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.000      $11.672           0
                                 2004       $11.672      $11.979           0
                                 2005       $11.979      $12.372           0
                                 2006       $12.372      $12.746         406
                                 2007       $12.746      $13.140         403
                                 2008       $13.140      $ 8.084         400
                                 2009       $ 8.084      $12.947         396

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000       $7.810       2,671



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, AND THE
             EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.2



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.143           0
                                 2004       $12.143      $13.331         425
                                 2005       $13.331      $15.971         425
                                 2006       $15.971      $16.782           0
                                 2007       $16.782      $19.553           0
                                 2008       $19.553      $ 9.733           0
                                 2009       $ 9.733      $16.062           0
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.169         486
                                 2004       $12.169      $12.853       3,773
                                 2005       $12.853      $13.219       3,774
                                 2006       $13.219      $14.301       2,846
                                 2007       $14.301      $14.502       1,747
                                 2008       $14.502      $ 8.994         836
                                 2009       $ 8.994      $10.880         894
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.796           0
                                 2004       $11.796      $12.765       2,870
                                 2005       $12.765      $14.691       2,564
                                 2006       $14.691      $14.902       2,693
                                 2007       $14.902      $17.342       1,395
                                 2008       $17.342      $ 8.845       1,647
                                 2009       $ 8.845      $14.750       1,187
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.596         240
                                 2004       $12.596      $13.829         846
                                 2005       $13.829      $14.628         824
                                 2006       $14.628      $18.546         362
                                 2007       $18.546      $20.878         362
                                 2008       $20.878      $11.647           0
                                 2009       $11.647      $14.485           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.509           0
                                 2004       $12.509      $13.710           0
                                 2005       $13.710      $14.245           0
                                 2006       $14.245      $16.457           0
                                 2007       $16.457      $18.742           0
                                 2008       $18.742      $10.251           0
                                 2009       $10.251      $ 9.768           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.874         466
                                 2004       $12.874      $14.408       1,912
                                 2005       $14.408      $14.932       2,288
                                 2006       $14.932      $17.726       1,759
                                 2007       $17.726      $18.470       1,757
                                 2008       $18.470      $10.621         743
                                 2009       $10.621      $12.038         728
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.247         306
                                 2004       $11.247      $12.028       2,277
                                 2005       $12.028      $11.967       4,498
                                 2006       $11.967      $12.734       4,425
                                 2007       $12.734      $12.913       3,943
                                 2008       $12.913      $ 9.681       4,032
                                 2009       $ 9.681      $13.633       3,521
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.579           0
                                 2004       $11.579      $12.514           0
                                 2005       $12.514      $13.035           0
                                 2006       $13.035      $14.500           0
                                 2007       $14.500      $14.557           0
                                 2008       $14.557      $10.452           0
                                 2009       $10.452      $12.742           0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2003       $10.000      $10.234           0
                                 2004       $10.234      $10.496       6,630
                                 2005       $10.496      $10.561      14,331
                                 2006       $10.561      $10.860      16,325
                                 2007       $10.860      $11.206      14,801
                                 2008       $11.206      $ 9.942      12,432
                                 2009       $ 9.942      $11.868      12,107

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.943       1,479
                                 2004       $ 9.943      $ 9.819       3,785
                                 2005       $ 9.819      $ 9.730      10,455
                                 2006       $ 9.730      $ 9.881       9,503
                                 2007       $ 9.881      $ 9.913       9,466
                                 2008       $ 9.913      $ 8.204       8,344
                                 2009       $ 8.204      $ 8.453       9,162
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.862           0
                                 2004       $ 9.862      $ 9.686       5,503
                                 2005       $ 9.686      $ 9.694      13,123
                                 2006       $ 9.694      $ 9.875      13,330
                                 2007       $ 9.875      $10.088      11,902
                                 2008       $10.088      $10.063       9,323
                                 2009       $10.063      $ 9.824      10,712
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.023           0
                                 2004       $12.023      $12.944         723
                                 2005       $12.944      $13.196         838
                                 2006       $13.196      $14.841       2,743
                                 2007       $14.841      $15.209       2,615
                                 2008       $15.209      $ 9.313       2,117
                                 2009       $ 9.313      $11.459       1,102
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.944         983
                                 2004       $11.944      $12.838       3,944
                                 2005       $12.838      $13.543       3,851
                                 2006       $13.543      $15.170       2,108
                                 2007       $15.170      $16.045       2,108
                                 2008       $16.045      $11.871         601
                                 2009       $11.871      $13.840         601
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.419           0
                                 2004       $11.419      $13.408         769
                                 2005       $13.408      $14.966         769
                                 2006       $14.966      $17.536         316
                                 2007       $17.536      $20.545         315
                                 2008       $20.545      $13.346           0
                                 2009       $13.346      $15.480           0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $10.000      $11.235           0
                                 2004       $11.235      $12.071           0
                                 2005       $12.071      $13.214         239
                                 2006       $13.214      $14.292         238
                                 2007       $14.292      $14.841         237
                                 2008       $14.841      $12.316         215
                                 2009       $12.316      $15.642         380

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                 2003       $10.000      $14.801           0
                                 2004       $14.801      $17.770           0
                                 2005       $17.770      $23.204           0
                                 2006       $23.204      $31.070          66
                                 2007       $31.070      $42.593          66
                                 2008       $42.593      $17.983          66
                                 2009       $17.983      $29.862         457
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.627       1,274
                                 2004       $11.627      $12.193       1,267
                                 2005       $12.193      $13.745           0
                                 2006       $13.745      $13.928           0
                                 2007       $13.928      $16.539           0
                                 2008       $16.539      $ 8.177           0
                                 2009       $ 8.177      $13.181           0
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $11.535       1,026
                                 2004       $11.535      $12.556       4,638
                                 2005       $12.556      $13.162       8,772
                                 2006       $13.162      $14.464       7,985
                                 2007       $14.464      $14.591       7,898
                                 2008       $14.591      $11.012       6,482
                                 2009       $11.012      $13.166       6,217
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.159       1,114
                                 2004       $12.159      $13.384       3,327
                                 2005       $13.384      $14.630       3,826
                                 2006       $14.630      $17.353       4,068
                                 2007       $17.353      $18.593       3,425
                                 2008       $18.593      $12.896       2,575
                                 2009       $12.896      $16.309       2,840
UIF INTERNATIONAL GROWTH EQUITY PORTFOLIO, CLASS II
                                 2006       $10.000      $10.680         287
                                 2007       $10.680      $11.910         267
                                 2008       $11.910      $ 5.984         368
                                 2009       $ 5.984      $ 7.975         342
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.018           0
                                 2004       $13.018      $15.436         273
                                 2005       $15.436      $17.675       3,429

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $17.675      $18.830       3,493
                                 2007       $18.830      $22.533       3,466
                                 2008       $22.533      $11.697       3,166
                                 2009       $11.697      $17.967       1,127
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.520           0
                                 2004       $13.520      $15.697           0
                                 2005       $15.697      $17.297           0
                                 2006       $17.297      $18.883         310
                                 2007       $18.883      $18.976         310
                                 2008       $18.976      $11.032         310
                                 2009       $11.032      $15.791         381
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2003       $10.000      $13.309         783
                                 2004       $13.309      $14.878         778
                                 2005       $14.878      $16.287       1,581
                                 2006       $16.287      $19.178       4,498
                                 2007       $19.178      $20.167       4,285
                                 2008       $20.167      $11.531       2,884
                                 2009       $11.531      $15.663       1,707
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.690           0
                                 2004       $12.690      $16.855       1,392
                                 2005       $16.855      $19.209       1,492
                                 2006       $19.209      $25.815       1,429
                                 2007       $25.815      $20.843       1,244
                                 2008       $20.843      $12.601       1,031
                                 2009       $12.601      $15.805         938
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $12.768           0
                                 2004       $12.768      $14.319           0
                                 2005       $14.319      $15.531           0
                                 2006       $15.531      $15.907           0
                                 2007       $15.907      $18.257           0
                                 2008       $18.257      $ 9.474           0
                                 2009       $ 9.474      $14.461           0
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2003       $10.000      $12.432       2,582
                                 2004       $12.432      $14.250       7,437
                                 2005       $14.250      $14.482      22,517
                                 2006       $14.482      $16.405      24,051
                                 2007       $16.405      $15.638      23,753
                                 2008       $15.638      $ 9.799      19,023
                                 2009       $ 9.799      $12.282      10,596

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $12.331       2,571
                                 2004       $12.331      $13.735       4,803
                                 2005       $13.735      $14.711       7,541
                                 2006       $14.711      $16.655       7,232
                                 2007       $16.655      $16.665       6,870
                                 2008       $16.665      $11.026       6,420
                                 2009       $11.026      $13.358       6,480
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.765       2,098
                                 2004       $11.765      $12.262       2,088
                                 2005       $12.262      $12.884       1,074
                                 2006       $12.884      $12.907       1,070
                                 2007       $12.907      $14.694       1,065
                                 2008       $14.694      $ 7.298       1,036
                                 2009       $ 7.298      $11.800       1,022
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2003       $10.000      $12.826           0
                                 2004       $12.826      $13.876       1,284
                                 2005       $13.876      $14.281       1,276
                                 2006       $14.281      $15.744       1,236
                                 2007       $15.744      $15.576         900
                                 2008       $15.576      $ 7.312         820
                                 2009       $ 7.312      $10.544         676
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2003       $10.000      $12.176           0
                                 2004       $12.176      $12.638           0
                                 2005       $12.638      $13.395           0
                                 2006       $13.395      $13.868           0
                                 2007       $13.868      $15.123           0
                                 2008       $15.123      $ 8.469           0
                                 2009       $ 8.469      $ 9.979           0
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.723           0
                                 2007       $10.723      $11.290           0
                                 2008       $11.290      $ 7.679           0
                                 2009       $ 7.679      $ 9.592           0
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.745           0
                                 2005       $10.745      $11.251           0
                                 2006       $11.251      $12.189           0
                                 2007       $12.189      $13.001           0
                                 2008       $13.001      $ 9.050           0
                                 2009       $ 9.050      $11.471           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $12.386           0
                                 2004       $12.386      $13.847           0
                                 2005       $13.847      $15.090           0
                                 2006       $15.090      $14.547           0
                                 2007       $14.547      $15.996           0
                                 2008       $15.996      $ 8.962           0
                                 2009       $ 8.962      $11.623           0
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2003       $10.000      $12.221           0
                                 2004       $12.221      $13.268       1,052
                                 2005       $13.268      $13.547       1,052
                                 2006       $13.547      $15.470         974
                                 2007       $15.470      $15.832         611
                                 2008       $15.832      $ 9.164         654
                                 2009       $ 9.164      $10.766         662
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $11.813         172
                                 2006       $11.813      $15.581       3,444
                                 2007       $15.581      $16.056       3,231
                                 2008       $16.056      $ 7.321       3,874
                                 2009       $ 7.321      $ 9.601       1,739
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $11.425           0
                                 2004       $11.425      $12.083         309
                                 2005       $12.083      $13.546         309
                                 2006       $13.546      $13.138         309
                                 2007       $13.138      $14.568         309
                                 2008       $14.568      $ 8.557           0
                                 2009       $ 8.557      $11.452           0
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                                 2003       $10.000      $13.540         795
                                 2004       $13.540      $15.737       1,432
                                 2005       $15.737      $16.381       4,652
                                 2006       $16.381      $18.262       5,087
                                 2007       $18.262      $18.095       4,983
                                 2008       $18.095      $11.348       3,068
                                 2009       $11.348      $15.802         253
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                                 2005       $10.000      $10.896       3,701
                                 2006       $10.896      $13.136       3,421
                                 2007       $13.136      $15.646       3,404
                                 2008       $15.646      $ 9.659           0
                                 2009       $ 9.659      $10.379           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $10.676           0
                                 2006       $10.676      $12.614           0
                                 2007       $12.614      $11.798           0
                                 2008       $11.798      $ 6.792           0
                                 2009       $ 6.792      $ 8.025           0
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.828       2,032
                                 2006       $11.828      $12.866       3,570
                                 2007       $12.866      $14.729       3,511
                                 2008       $14.729      $ 8.239       3,170
                                 2009       $ 8.239      $10.895       3,150
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.031         122
                                 2006       $11.031      $12.152       3,572
                                 2007       $12.152      $13.267       3,299
                                 2008       $13.267      $ 7.524       3,267
                                 2009       $ 7.524      $ 9.328       2,249
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $10.420         587
                                 2006       $10.420      $11.293         765
                                 2007       $11.293      $11.302         769
                                 2008       $11.302      $ 8.258         704
                                 2009       $ 8.258      $11.564         664
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $12.045       2,601
                                 2006       $12.045      $13.217       3,443
                                 2007       $13.217      $14.878       3,397
                                 2008       $14.878      $ 8.770       1,522
                                 2009       $ 8.770      $11.963       2,957
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.158         302
                                 2007       $10.158      $10.405         305
                                 2008       $10.405      $10.438         211
                                 2009       $10.438      $10.237         267
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.094       3,577
                                 2006       $11.094      $11.393       3,826
                                 2007       $11.393      $12.712       3,788
                                 2008       $12.712      $ 8.026       3,796
                                 2009       $ 8.026      $10.417         260

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.637         985
                                 2005       $10.637      $10.728         946
                                 2006       $10.728      $11.453         884
                                 2007       $11.453      $11.481         843
                                 2008       $11.481      $ 8.587         807
                                 2009       $ 8.587      $11.960         658
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.179           0
                                 2005       $11.179      $11.088      11,109
                                 2006       $11.088      $12.798      17,519
                                 2007       $12.798      $12.960      17,442
                                 2008       $12.960      $ 8.898      17,357
                                 2009       $ 8.898      $11.777      17,257
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.320           0
                                 2006       $11.320      $13.597       1,958
                                 2007       $13.597      $14.843       1,949
                                 2008       $14.843      $10.365       1,940
                                 2009       $10.365      $12.477       2,853
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.892           0
                                 2005       $10.892      $11.755          43
                                 2006       $11.755      $13.584       1,203
                                 2007       $13.584      $13.719       1,170
                                 2008       $13.719      $ 8.421       1,086
                                 2009       $ 8.421      $10.361       2,426
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.457         522
                                 2005       $11.457      $12.321      10,520
                                 2006       $12.321      $14.607      12,719
                                 2007       $14.607      $16.459      12,202
                                 2008       $16.459      $ 9.578       8,782
                                 2009       $ 9.578      $12.813       1,857
GOLDMAN SACHS VIT GROWTH AND INCOME FUND
                                 2005       $10.000      $10.467          48
                                 2006       $10.467      $12.530       1,318
                                 2007       $12.530      $12.260       1,307
                                 2008       $12.260      $ 7.932       1,179
                                 2009       $ 7.932      $ 9.161         845

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                 2005       $10.000      $11.316       3,591
                                 2006       $11.316      $12.832       5,690
                                 2007       $12.832      $12.856       5,661
                                 2008       $12.856      $ 7.941       5,628
                                 2009       $ 7.941      $10.321       2,265
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                 2005       $10.000      $11.282       3,706
                                 2006       $11.282      $12.365       5,560
                                 2007       $12.365      $10.050       5,866
                                 2008       $10.050      $ 6.490       5,272
                                 2009       $ 6.490      $ 8.088       3,569
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                 2005       $10.000      $11.211         689
                                 2006       $11.211      $12.354       2,726
                                 2007       $12.354      $11.774       2,769
                                 2008       $11.774      $ 7.294       2,563
                                 2009       $ 7.294      $ 8.625       1,697
PIMCO VIT COMMODITYREALRETURN TM STRATEGY PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $ 9.445           0
                                 2007       $ 9.445      $11.352           0
                                 2008       $11.352      $ 6.221           0
                                 2009       $ 6.221      $ 8.599         672
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.652           0
                                 2007       $10.652      $10.991           0
                                 2008       $10.991      $ 9.155           0
                                 2009       $ 9.155      $11.658           0
PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.070           0
                                 2007       $10.070      $10.867           0
                                 2008       $10.867      $ 9.851           0
                                 2009       $ 9.851      $11.373           0
PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.251         897
                                 2007       $10.251      $10.871         877
                                 2008       $10.871      $11.112         594
                                 2009       $11.112      $12.360         663
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.000      $11.257           0
                                 2004       $11.257      $11.890           0
                                 2005       $11.890      $12.071           0
                                 2006       $12.071      $13.188           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.188      $12.994           0
                                 2008       $12.994      $ 7.518           0
                                 2009       $ 7.518      $ 9.219           0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.000      $12.226           0
                                 2004       $12.226      $13.260           0
                                 2005       $13.260      $13.621           0
                                 2006       $13.621      $15.412           0
                                 2007       $15.412      $14.133           0
                                 2008       $14.133      $ 8.457           0
                                 2009       $ 8.457      $10.715           0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.000      $12.594           0
                                 2004       $12.594      $14.284         610
                                 2005       $14.284      $15.644         868
                                 2006       $15.644      $19.505       1,035
                                 2007       $19.505      $20.629         722
                                 2008       $20.629      $11.285         462
                                 2009       $11.285      $13.729         477
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.000      $12.093           0
                                 2004       $12.093      $13.296           0
                                 2005       $13.296      $14.122           0
                                 2006       $14.122      $15.706           0
                                 2007       $15.706      $14.537           0
                                 2008       $14.537      $ 8.577           0
                                 2009       $ 8.577      $10.953           0
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2005       $10.000      $10.866          62
                                 2006       $10.866      $12.306       1,084
                                 2007       $12.306      $11.423       1,146
                                 2008       $11.423      $ 6.159       1,228
                                 2009       $ 6.159      $ 5.793           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.000      $11.664           0
                                 2004       $11.664      $11.958         729
                                 2005       $11.958      $12.338         743
                                 2006       $12.338      $12.698         788
                                 2007       $12.698      $13.077         370
                                 2008       $13.077      $ 8.037         313
                                 2009       $ 8.037      $12.858         251

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000       $7.772       2,225



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION, AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 2.25



                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.139       3,059
                                 2004       $12.139      $13.320       3,241
                                 2005       $13.320      $15.949       3,181
                                 2006       $15.949      $16.750       7,063
                                 2007       $16.750      $19.507       6,963
                                 2008       $19.507      $ 9.705       6,570
                                 2009       $ 9.705      $16.007       5,079
MORGAN STANLEY VIS DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.165      42,467
                                 2004       $12.165      $12.842      51,747
                                 2005       $12.842      $13.201      50,611
                                 2006       $13.201      $14.274      43,834
                                 2007       $14.274      $14.467      33,716
                                 2008       $14.467      $ 8.968      21,010
                                 2009       $ 8.968      $10.843      16,205
MORGAN STANLEY VIS CAPITAL OPPORTUNITIES PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.792      12,391
                                 2004       $11.792      $12.754      25,136
                                 2005       $12.754      $14.671      22,652
                                 2006       $14.671      $14.874      23,211
                                 2007       $14.874      $17.301      19,014
                                 2008       $17.301      $ 8.819      18,448
                                 2009       $ 8.819      $14.700      13,637
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.592       4,257
                                 2004       $12.592      $13.817      10,696
                                 2005       $13.817      $14.608       8,364
                                 2006       $14.608      $18.511       8,311
                                 2007       $18.511      $20.828       4,197
                                 2008       $20.828      $11.613       4,158
                                 2009       $11.613      $14.435       3,080

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.504       1,665
                                 2004       $12.504      $13.698       5,041
                                 2005       $13.698      $14.226       3,870
                                 2006       $14.226      $16.427       3,458
                                 2007       $16.427      $18.697       2,468
                                 2008       $18.697      $10.222       1,089
                                 2009       $10.222      $ 9.738           0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.870      17,926
                                 2004       $12.870      $14.396      30,596
                                 2005       $14.396      $14.912      28,587
                                 2006       $14.912      $17.692      28,541
                                 2007       $17.692      $18.426      25,097
                                 2008       $18.426      $10.590      19,579
                                 2009       $10.590      $11.996      18,172
MORGAN STANLEY VIS HIGH YIELD PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.243      30,481
                                 2004       $11.243      $12.018      38,139
                                 2005       $12.018      $11.951      28,345
                                 2006       $11.951      $12.711      25,841
                                 2007       $12.711      $12.883      19,505
                                 2008       $12.883      $ 9.653       7,974
                                 2009       $ 9.653      $13.586       8,242
MORGAN STANLEY VIS INCOME BUILDER PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.575      19,059
                                 2004       $11.575      $12.503      19,582
                                 2005       $12.503      $13.017      22,418
                                 2006       $13.017      $14.473      16,710
                                 2007       $14.473      $14.523      14,387
                                 2008       $14.523      $10.422      10,283
                                 2009       $10.422      $12.699       7,833
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                                 2003       $10.000      $10.230      54,645
                                 2004       $10.230      $10.487      92,904
                                 2005       $10.487      $10.547      90,593
                                 2006       $10.547      $10.839      84,056
                                 2007       $10.839      $11.180      66,765
                                 2008       $11.180      $ 9.913      38,497
                                 2009       $ 9.913      $11.827      34,055

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.940       72,420
                                 2004       $ 9.940      $ 9.811       94,383
                                 2005       $ 9.811      $ 9.717       88,918
                                 2006       $ 9.717      $ 9.862       65,153
                                 2007       $ 9.862      $ 9.890       35,340
                                 2008       $ 9.890      $ 8.180       16,180
                                 2009       $ 8.180      $ 8.424       13,614
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                                 2003       $10.000      $ 9.859       37,046
                                 2004       $ 9.859      $ 9.677       41,290
                                 2005       $ 9.677      $ 9.681       69,278
                                 2006       $ 9.681      $ 9.857       57,071
                                 2007       $ 9.857      $10.064       37,871
                                 2008       $10.064      $10.034       25,604
                                 2009       $10.034      $ 9.790       20,320
MORGAN STANLEY VIS S&P 500 INDEX PORTFOLIO - CLASS Y
                                 2003       $10.000      $12.019       86,178
                                 2004       $12.019      $12.933      102,644
                                 2005       $12.933      $13.178       64,876
                                 2006       $13.178      $14.813       61,182
                                 2007       $14.813      $15.173       40,469
                                 2008       $15.173      $ 9.286       20,161
                                 2009       $ 9.286      $11.420       20,302
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.940       12,145
                                 2004       $11.940      $12.827       12,457
                                 2005       $12.827      $13.524       15,534
                                 2006       $13.524      $15.141       18,668
                                 2007       $15.141      $16.007       17,363
                                 2008       $16.007      $11.837       16,923
                                 2009       $11.837      $13.793       22,215
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                                 2003       $10.000      $11.415        3,006
                                 2004       $11.415      $13.396       10,426
                                 2005       $13.396      $14.946       12,802
                                 2006       $14.946      $17.503       12,535
                                 2007       $17.503      $20.495       10,042
                                 2008       $20.495      $13.307        4,567
                                 2009       $13.307      $15.427        2,760
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                 2003       $10.000      $11.231        2,452
                                 2004       $11.231      $12.061        7,170
                                 2005       $12.061      $13.196        7,477
                                 2006       $13.196      $14.266        7,379
                                 2007       $14.266      $14.806        6,837
                                 2008       $14.806      $12.281        4,504
                                 2009       $12.281      $15.589        3,613

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                 2003       $10.000      $14.796      11,894
                                 2004       $14.796      $17.755      15,023
                                 2005       $17.755      $23.173      14,594
                                 2006       $23.173      $31.012      15,194
                                 2007       $31.012      $42.491       9,319
                                 2008       $42.491      $17.931       7,301
                                 2009       $17.931      $29.760       6,887
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.623      22,701
                                 2004       $11.623      $12.182      41,302
                                 2005       $12.182      $13.726      26,167
                                 2006       $13.726      $13.902      26,359
                                 2007       $13.902      $16.499       9,835
                                 2008       $16.499      $ 8.153       9,255
                                 2009       $ 8.153      $13.136       5,348
UIF EQUITY AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $11.531      17,339
                                 2004       $11.531      $12.546      20,354
                                 2005       $12.546      $13.144      46,391
                                 2006       $13.144      $14.437      36,026
                                 2007       $14.437      $14.556      32,146
                                 2008       $14.556      $10.980      19,557
                                 2009       $10.980      $13.121      18,988
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.155      23,374
                                 2004       $12.155      $13.373      50,007
                                 2005       $13.373      $14.610      75,653
                                 2006       $14.610      $17.321      66,294
                                 2007       $17.321      $18.548      52,197
                                 2008       $18.548      $12.858      32,208
                                 2009       $12.858      $16.253      28,549
UIF INTERNATIONAL GROWTH EQUITY PORTFOLIO, CLASS II
                                 2006       $10.000      $10.676       7,588
                                 2007       $10.676      $11.900       7,542
                                 2008       $11.900      $ 5.976       5,602
                                 2009       $ 5.976      $ 7.960       5,552
UIF U.S. MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.014      33,773
                                 2004       $13.014      $15.423      47,346
                                 2005       $15.423      $17.651      51,361

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2006       $17.651      $18.795       46,598
                                 2007       $18.795      $22.480       33,740
                                 2008       $22.480      $11.663       15,464
                                 2009       $11.663      $17.906       11,597
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $13.515       33,480
                                 2004       $13.515      $15.684       39,426
                                 2005       $15.684      $17.274       31,835
                                 2006       $17.274      $18.848       26,580
                                 2007       $18.848      $18.930       15,154
                                 2008       $18.930      $11.000        8,798
                                 2009       $11.000      $15.737        7,506
UIF U.S. MID CAP VALUE PORTFOLIO, CLASS II
                                 2003       $10.000      $13.304       29,916
                                 2004       $13.304      $14.865       43,891
                                 2005       $14.865      $16.265       40,547
                                 2006       $16.265      $19.142       40,174
                                 2007       $19.142      $20.119       31,164
                                 2008       $20.119      $11.497       17,347
                                 2009       $11.497      $15.609       14,256
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                 2003       $10.000      $12.685       29,564
                                 2004       $12.685      $16.840       38,255
                                 2005       $16.840      $19.183       34,422
                                 2006       $19.183      $25.767       30,701
                                 2007       $25.767      $20.793       22,386
                                 2008       $20.793      $12.565       14,297
                                 2009       $12.565      $15.751       12,232
VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $12.763        3,764
                                 2004       $12.763      $14.307        2,363
                                 2005       $14.307      $15.510        1,854
                                 2006       $15.510      $15.877        5,087
                                 2007       $15.877      $18.214        4,632
                                 2008       $18.214      $ 9.446        3,888
                                 2009       $ 9.446      $14.411        1,655
VAN KAMPEN LIT COMSTOCK PORTFOLIO, CLASS II
                                 2003       $10.000      $12.428      111,935
                                 2004       $12.428      $14.238      178,082
                                 2005       $14.238      $14.462      196,363
                                 2006       $14.462      $16.374      189,732
                                 2007       $16.374      $15.601      150,721
                                 2008       $15.601      $ 9.771       83,824
                                 2009       $ 9.771      $12.240       62,194

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                 2003       $10.000      $12.326      42,052
                                 2004       $12.326      $13.724      75,861
                                 2005       $13.724      $14.691      78,843
                                 2006       $14.691      $16.623      79,246
                                 2007       $16.623      $16.625      55,286
                                 2008       $16.625      $10.994      33,729
                                 2009       $10.994      $13.312      28,456
VAN KAMPEN LIT CAPITAL GROWTH PORTFOLIO, CLASS II
                                 2003       $10.000      $11.761      19,075
                                 2004       $11.761      $12.252      22,425
                                 2005       $12.252      $12.867      25,650
                                 2006       $12.867      $12.883      24,571
                                 2007       $12.883      $14.659      16,961
                                 2008       $14.659      $ 7.277      12,218
                                 2009       $ 7.277      $11.759      11,178
AIM V.I. BASIC VALUE FUND - SERIES II
                                 2003       $10.000      $12.821      16,493
                                 2004       $12.821      $13.864      35,057
                                 2005       $13.864      $14.261      36,380
                                 2006       $14.261      $15.715      32,440
                                 2007       $15.715      $15.538      20,565
                                 2008       $15.538      $ 7.291      12,921
                                 2009       $ 7.291      $10.508      10,284
AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                                 2003       $10.000      $12.172       8,256
                                 2004       $12.172      $12.627       8,568
                                 2005       $12.627      $13.377       8,695
                                 2006       $13.377      $13.842       8,220
                                 2007       $13.842      $15.086       4,397
                                 2008       $15.086      $ 8.444       2,057
                                 2009       $ 8.444      $ 9.945       1,952
AIM V.I. CORE EQUITY FUND - SERIES II
                                 2006       $10.000      $10.720      19,424
                                 2007       $10.720      $11.281      11,535
                                 2008       $11.281      $ 7.668       6,309
                                 2009       $ 7.668      $ 9.574       5,446
AIM V.I. MID CAP CORE EQUITY FUND - SERIES II
                                 2004       $10.000      $10.741       4,991
                                 2005       $10.741      $11.242       9,250
                                 2006       $11.242      $12.173       9,212
                                 2007       $12.173      $12.977       5,342
                                 2008       $12.977      $ 9.029       3,714
                                 2009       $ 9.029      $11.438       3,193

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $12.382       6,928
                                 2004       $12.382      $13.835      14,842
                                 2005       $13.835      $15.069      22,175
                                 2006       $15.069      $14.520      17,454
                                 2007       $14.520      $15.958      13,547
                                 2008       $15.958      $ 8.936       6,550
                                 2009       $ 8.936      $11.584       6,001
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                                 2003       $10.000      $12.217      35,403
                                 2004       $12.217      $13.256      50,326
                                 2005       $13.256      $13.528      62,234
                                 2006       $13.528      $15.441      54,619
                                 2007       $15.441      $15.794      44,684
                                 2008       $15.794      $ 9.138      35,879
                                 2009       $ 9.138      $10.729      31,354
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $11.809       2,772
                                 2006       $11.809      $15.568      10,204
                                 2007       $15.568      $16.034      12,876
                                 2008       $16.034      $ 7.307      13,303
                                 2009       $ 7.307      $ 9.578      18,973
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                                 2003       $10.000      $11.421       6,067
                                 2004       $11.421      $12.073       8,745
                                 2005       $12.073      $13.527       8,623
                                 2006       $13.527      $13.114       8,538
                                 2007       $13.114      $14.533       4,562
                                 2008       $14.533      $ 8.532       3,019
                                 2009       $ 8.532      $11.413       1,457
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                                 2003       $10.000      $13.535      24,426
                                 2004       $13.535      $15.724      32,306
                                 2005       $15.724      $16.359      39,183
                                 2006       $16.359      $18.228      39,093
                                 2007       $18.228      $18.052      30,143
                                 2008       $18.052      $11.315      16,276
                                 2009       $11.315      $15.748      13,747
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                                 2005       $10.000      $10.892       1,020
                                 2006       $10.892      $13.124       3,735
                                 2007       $13.124      $15.625      29,685
                                 2008       $15.625      $ 9.640      28,349
                                 2009       $ 9.640      $10.355           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                                 2005       $10.000      $10.673         659
                                 2006       $10.673      $12.603       5,146
                                 2007       $12.603      $11.782       3,874
                                 2008       $11.782      $ 6.779       2,888
                                 2009       $ 6.779      $ 8.005       4,222
FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.824       8,956
                                 2006       $11.824      $12.855      19,105
                                 2007       $12.855      $14.709      27,527
                                 2008       $14.709      $ 8.224      26,690
                                 2009       $ 8.224      $10.869      15,854
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $11.027       1,778
                                 2006       $11.027      $12.142       5,215
                                 2007       $12.142      $13.249       4,579
                                 2008       $13.249      $ 7.509       9,341
                                 2009       $ 7.509      $ 9.305      11,758
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $10.416       3,562
                                 2006       $10.416      $11.283       6,975
                                 2007       $11.283      $11.286       2,557
                                 2008       $11.286      $ 8.242       2,502
                                 2009       $ 8.242      $11.537       2,437
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                                 2005       $10.000      $12.041       7,290
                                 2006       $12.041      $13.205       7,834
                                 2007       $13.205      $14.857       9,738
                                 2008       $14.857      $ 8.753       7,778
                                 2009       $ 8.753      $11.935       6,988
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                                 2006       $10.000      $10.154           0
                                 2007       $10.154      $10.396       1,635
                                 2008       $10.396      $10.423      17,552
                                 2009       $10.423      $10.217      19,031
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.090       1,272
                                 2006       $11.090      $11.384           0
                                 2007       $11.384      $12.695           0
                                 2008       $12.695      $ 8.011           0
                                 2009       $ 8.011      $10.392           0

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.634       6,647
                                 2005       $10.634      $10.719      14,368
                                 2006       $10.719      $11.437      14,254
                                 2007       $11.437      $11.460      12,744
                                 2008       $11.460      $ 8.566      12,386
                                 2009       $ 8.566      $11.926      11,635
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.175       4,497
                                 2005       $11.175      $11.078      76,105
                                 2006       $11.078      $12.780      61,026
                                 2007       $12.780      $12.935      44,637
                                 2008       $12.935      $ 8.877      13,575
                                 2009       $ 8.877      $11.743      13,078
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
FORMERLY, FTVIP MUTUAL DISCOVERY SECURITIES FUND - CLASS 2
                                 2005       $10.000      $11.316       2,392
                                 2006       $11.316      $13.586       5,063
                                 2007       $13.586      $14.823       4,574
                                 2008       $14.823      $10.346       3,808
                                 2009       $10.346      $12.447         954
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                                 2004       $10.000      $10.888       4,116
                                 2005       $10.888      $11.745      49,639
                                 2006       $11.745      $13.565      50,319
                                 2007       $13.565      $13.693      48,680
                                 2008       $13.693      $ 8.401      37,815
                                 2009       $ 8.401      $10.331      32,235
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                 2004       $10.000      $11.453      11,972
                                 2005       $11.453      $12.310      44,576
                                 2006       $12.310      $14.587      32,629
                                 2007       $14.587      $16.428      23,158
                                 2008       $16.428      $ 9.555      15,164
                                 2009       $ 9.555      $12.776      12,470
GOLDMAN SACHS VIT GROWTH AND INCOME FUND
                                 2005       $10.000      $10.463       2,852
                                 2006       $10.463      $12.519       2,256
                                 2007       $12.519      $12.243       6,122
                                 2008       $12.243      $ 7.917       5,418
                                 2009       $ 7.917      $ 9.139       5,266

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                 2005       $10.000      $11.312      12,386
                                 2006       $11.312      $12.821      12,216
                                 2007       $12.821      $12.838       4,622
                                 2008       $12.838      $ 7.926       1,642
                                 2009       $ 7.926      $10.296       1,367
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                 2005       $10.000      $11.278       7,303
                                 2006       $11.278      $12.354      10,182
                                 2007       $12.354      $10.037       4,483
                                 2008       $10.037      $ 6.478       3,796
                                 2009       $ 6.478      $ 8.069       2,701
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                 2005       $10.000      $11.207       2,131
                                 2006       $11.207      $12.344       3,422
                                 2007       $12.344      $11.758       3,437
                                 2008       $11.758      $ 7.280       3,100
                                 2009       $ 7.280      $ 8.604       3,023
PIMCO VIT COMMODITYREALRETURN TM STRATEGY PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $ 9.442       2,944
                                 2007       $ 9.442      $11.342       6,430
                                 2008       $11.342      $ 6.212       9,626
                                 2009       $ 6.212      $ 8.583      10,006
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.648       3,456
                                 2007       $10.648      $10.982         774
                                 2008       $10.982      $ 9.143         676
                                 2009       $ 9.143      $11.637         673
PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.066           0
                                 2007       $10.066      $10.858           0
                                 2008       $10.858      $ 9.837       2,392
                                 2009       $ 9.837      $11.351       2,578
PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                                 2006       $10.000      $10.248           0
                                 2007       $10.248      $10.862       1,230
                                 2008       $10.862      $11.096      19,198
                                 2009       $11.096      $12.337      19,811
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON - CLASS IB
                                 2003       $10.000      $11.253       6,784
                                 2004       $11.253      $11.880      11,902
                                 2005       $11.880      $12.055      13,365
                                 2006       $12.055      $13.163      13,379

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
                                 2007       $13.163      $12.963       9,899
                                 2008       $12.963      $ 7.496       4,447
                                 2009       $ 7.496      $ 9.188       2,652
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                                 2003       $10.000      $12.222       6,026
                                 2004       $12.222      $13.249       5,240
                                 2005       $13.249      $13.602       5,227
                                 2006       $13.602      $15.383       5,215
                                 2007       $15.383      $14.099       4,888
                                 2008       $14.099      $ 8.432       4,461
                                 2009       $ 8.432      $10.679       4,446
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                                 2003       $10.000      $12.589      14,517
                                 2004       $12.589      $14.272      20,686
                                 2005       $14.272      $15.623      28,722
                                 2006       $15.623      $19.468      28,470
                                 2007       $19.468      $20.579      17,507
                                 2008       $20.579      $11.252      15,481
                                 2009       $11.252      $13.682      14,782
PUTNAM VT INVESTORS FUND - CLASS IB
                                 2003       $10.000      $12.089       3,168
                                 2004       $12.089      $13.285       4,105
                                 2005       $13.285      $14.103       4,040
                                 2006       $14.103      $15.677       3,467
                                 2007       $15.677      $14.502       3,369
                                 2008       $14.502      $ 8.553       2,165
                                 2009       $ 8.553      $10.916       2,108
PUTNAM VT NEW VALUE FUND - CLASS IB
                                 2005       $10.000      $10.862       1,793
                                 2006       $10.862      $12.295       2,686
                                 2007       $12.295      $11.407       2,840
                                 2008       $11.407      $ 6.147       3,149
                                 2009       $ 6.147      $ 5.782           0
PUTNAM VT VOYAGER FUND - CLASS IB
                                 2003       $10.000      $11.660      10,663
                                 2004       $11.660      $11.948      16,651
                                 2005       $11.948      $12.321      16,656
                                 2006       $12.321      $12.675      17,041
                                 2007       $12.675      $13.046      10,766
                                 2008       $13.046      $ 8.014       9,936
                                 2009       $ 8.014      $12.815       9,708

                                                                     NUMBER OF
                                          ACCUMULATION ACCUMULATION    UNITS
                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                ENDING    AT BEGINNING    AT END     AT END OF
SUB-ACCOUNTS                 DECEMBER 31   OF PERIOD    OF PERIOD     PERIOD
------------                 ------------ ------------ ------------ -----------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                                 2009       $10.000       $7.754       3,013



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

                         ------------------------------
                         ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                         FINANCIAL STATEMENTS AS OF DECEMBER 31, 2009 AND FOR THE PERIODS ENDED DECEMBER 31, 2009 AND 2008 AND
                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2009, and the related statements of operations and changes in net assets for each of the periods presented, for each of the sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2009, the results of their operations, changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 26, 2010

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                         AST                                             AST         AST
                                      ACADEMIC                   AST         AST      ALLIANCE    AMERICAN
                                     STRATEGIES      AST     AGGRESSIVE   ALLIANCE    BERNSTEIN    CENTURY
                                        ASSET     ADVANCED      ASSET     BERNSTEIN   GROWTH &    INCOME &
                                     ALLOCATION  STRATEGIES  ALLOCATION  CORE VALUE    INCOME      GROWTH
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value........... $7,097,045  $2,312,799   $107,053     $51,814     $15,264     $8,428
                                     ----------  ----------   --------     -------     -------     ------
    Total assets.................... $7,097,045  $2,312,799   $107,053     $51,814     $15,264     $8,428
                                     ==========  ==========   ========     =======     =======     ======
NET ASSETS
Accumulation units.................. $7,097,045  $2,312,799   $107,053     $51,814     $15,264     $8,428
Contracts in payout (annuitization)
 period.............................         --          --         --          --          --         --
                                     ----------  ----------   --------     -------     -------     ------
    Total net assets................ $7,097,045  $2,312,799   $107,053     $51,814     $15,264     $8,428
                                     ==========  ==========   ========     =======     =======     ======
FUND SHARE INFORMATION
Number of shares....................    741,593     237,698     13,071       6,936       1,064        745
                                     ==========  ==========   ========     =======     =======     ======
Cost of investments................. $7,133,951  $2,093,334   $124,912     $62,456     $22,108     $7,470
                                     ==========  ==========   ========     =======     =======     ======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     8.36  $     8.72   $   7.25     $  6.45     $  6.82     $ 6.94
                                     ==========  ==========   ========     =======     =======     ======
    Highest......................... $    12.23  $    12.43   $  12.78     $ 12.92     $ 12.22     $12.47
                                     ==========  ==========   ========     =======     =======     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                     AST
                                         AST         AST         AST         AST     AST CAPITAL     CLS
                                      BALANCED      BOND        BOND        BOND       GROWTH      GROWTH
                                        ASSET     PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET       ASSET
                                     ALLOCATION     2018        2019        2020     ALLOCATION  ALLOCATION
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value........... $8,666,804  $1,105,384   $366,024     $2,339    $5,664,140   $181,233
                                     ----------  ----------   --------     ------    ----------   --------
    Total assets.................... $8,666,804  $1,105,384   $366,024     $2,339    $5,664,140   $181,233
                                     ==========  ==========   ========     ======    ==========   ========
NET ASSETS
Accumulation units.................. $8,666,804  $1,105,384   $366,024     $2,339    $5,664,140   $181,233
Contracts in payout (annuitization)
 period.............................         --          --         --         --            --         --
                                     ----------  ----------   --------     ------    ----------   --------
    Total net assets................ $8,666,804  $1,105,384   $366,024     $2,339    $5,664,140   $181,233
                                     ==========  ==========   ========     ======    ==========   ========
FUND SHARE INFORMATION
Number of shares....................    868,417      99,049     32,334        261       607,740     19,280
                                     ==========  ==========   ========     ======    ==========   ========
Cost of investments................. $7,488,426  $1,072,385   $366,210     $2,429    $5,580,300   $134,816
                                     ==========  ==========   ========     ======    ==========   ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     8.68  $     9.62   $   9.52     $ 8.74    $     8.03   $   8.22
                                     ==========  ==========   ========     ======    ==========   ========
    Highest......................... $    12.05  $    11.28   $  11.14     $ 9.24    $    12.32   $  12.36
                                     ==========  ==========   ========     ======    ==========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED     ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES       SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- ------------
                                         AST                                                         AST
                                         CLS         AST         AST         AST         AST     FIRST TRUST
                                      MODERATE     COHEN &      DEAM      FEDERATED  FIRST TRUST   CAPITAL
                                        ASSET      STEERS     LARGE-CAP  AGGRESSIVE   BALANCED   APPRECIATION
                                     ALLOCATION    REALTY       VALUE      GROWTH      TARGET       TARGET
                                     ----------- ----------- ----------- ----------- ----------- ------------
ASSETS
Investments at fair value........... $1,649,807    $33,402     $16,627     $11,051   $2,679,507  $10,439,191
                                     ----------    -------     -------     -------   ----------  -----------
    Total assets.................... $1,649,807    $33,402     $16,627     $11,051   $2,679,507  $10,439,191
                                     ==========    =======     =======     =======   ==========  ===========
NET ASSETS
Accumulation units.................. $1,649,807    $33,402     $16,627     $11,051   $2,679,507  $10,439,191
Contracts in payout (annuitization)
 period.............................         --         --          --          --           --           --
                                     ----------    -------     -------     -------   ----------  -----------
    Total net assets................ $1,649,807    $33,402     $16,627     $11,051   $2,679,507  $10,439,191
                                     ==========    =======     =======     =======   ==========  ===========
FUND SHARE INFORMATION
Number of shares....................    184,336      6,930       2,137       1,581      308,344    1,239,809
                                     ==========    =======     =======     =======   ==========  ===========
Cost of investments................. $1,388,565    $55,437     $23,202     $13,882   $2,518,117  $10,684,144
                                     ==========    =======     =======     =======   ==========  ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     8.77    $  7.58     $  6.88     $  7.16   $     8.00  $      7.46
                                     ==========    =======     =======     =======   ==========  ===========
    Highest......................... $    11.95    $ 14.53     $ 12.77     $ 13.00   $    12.31  $     12.17
                                     ==========    =======     =======     =======   ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST        TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ------------ ----------- ----------- ----------- -----------
                                                     AST          AST         AST                     AST
                                         AST       GOLDMAN      GOLDMAN     GOLDMAN                 HORIZON
                                       GLOBAL       SACHS        SACHS       SACHS                  GROWTH
                                        REAL     CONCENTRATED   MID-CAP    SMALL-CAP      AST        ASSET
                                       ESTATE       GROWTH      GROWTH       VALUE    HIGH YIELD  ALLOCATION
                                     ----------- ------------ ----------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $1,507      $45,352      $56,853     $2,622      $35,054    $139,460
                                       ------      -------      -------     ------      -------    --------
    Total assets....................   $1,507      $45,352      $56,853     $2,622      $35,054    $139,460
                                       ======      =======      =======     ======      =======    ========
NET ASSETS
Accumulation units..................   $1,507      $45,352      $56,853     $2,622      $35,054    $139,460
Contracts in payout (annuitization)
 period.............................       --           --           --         --           --          --
                                       ------      -------      -------     ------      -------    --------
    Total net assets................   $1,507      $45,352      $56,853     $2,622      $35,054    $139,460
                                       ======      =======      =======     ======      =======    ========
FUND SHARE INFORMATION
Number of shares....................      219        1,827       12,523        317        5,102      15,635
                                       ======      =======      =======     ======      =======    ========
Cost of investments.................   $1,006      $40,954      $64,470     $2,787      $32,155    $113,610
                                       ======      =======      =======     ======      =======    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $ 8.01      $  8.78      $  9.14     $ 9.40      $  9.65    $   8.75
                                       ======      =======      =======     ======      =======    ========
    Highest.........................   $13.95      $ 12.85      $ 13.50     $12.77      $ 12.53    $  12.26
                                       ======      =======      =======     ======      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED     ADVANCED      ADVANCED     ADVANCED     ADVANCED     ADVANCED
                                       SERIES       SERIES        SERIES       SERIES       SERIES       SERIES
                                        TRUST        TRUST         TRUST        TRUST        TRUST        TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ----------- ------------- ------------- ----------- ------------- -----------
                                         AST
                                       HORIZON                                   AST          AST
                                      MODERATE        AST           AST      INVESTMENT    JPMORGAN        AST
                                        ASSET    INTERNATIONAL INTERNATIONAL    GRADE    INTERNATIONAL  LARGE-CAP
                                     ALLOCATION     GROWTH         VALUE        BOND        EQUITY        VALUE
                                     ----------- ------------- ------------- ----------- ------------- -----------
ASSETS
Investments at fair value...........  $491,948      $75,032      $ 83,524    $5,203,588     $54,634      $ 7,514
                                      --------      -------      --------    ----------     -------      -------
    Total assets....................  $491,948      $75,032      $ 83,524    $5,203,588     $54,634      $ 7,514
                                      ========      =======      ========    ==========     =======      =======
NET ASSETS
Accumulation units..................  $491,948      $75,032      $ 83,524    $5,203,588     $54,634      $ 7,514
Contracts in payout (annuitization)
 period.............................        --           --            --            --          --           --
                                      --------      -------      --------    ----------     -------      -------
    Total net assets................  $491,948      $75,032      $ 83,524    $5,203,588     $54,634      $ 7,514
                                      ========      =======      ========    ==========     =======      =======
FUND SHARE INFORMATION
Number of shares....................    51,784        7,422         5,861       440,609       2,789          631
                                      ========      =======      ========    ==========     =======      =======
Cost of investments.................  $418,785      $87,438      $110,185    $4,665,253     $62,779      $12,906
                                      ========      =======      ========    ==========     =======      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $   9.10      $  6.89      $   7.23    $    10.83     $  7.79      $  6.31
                                      ========      =======      ========    ==========     =======      =======
    Highest.........................  $  11.87      $ 13.29      $  13.12    $    11.91     $ 13.60      $ 12.75
                                      ========      =======      ========    ==========     =======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST        TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ------------ ----------- ----------- ----------- ----------- -----------
                                         AST          AST
                                         LORD       MARSICO       AST         AST         AST         AST
                                     ABBETT BOND-   CAPITAL   MFS GLOBAL      MFS       MID-CAP      MONEY
                                      DEBENTURE     GROWTH      EQUITY      GROWTH       VALUE      MARKET
                                     ------------ ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $58,694      $76,678     $42,647     $15,720     $32,192   $1,249,571
                                       -------      -------     -------     -------     -------   ----------
    Total assets....................   $58,694      $76,678     $42,647     $15,720     $32,192   $1,249,571
                                       =======      =======     =======     =======     =======   ==========
NET ASSETS
Accumulation units..................   $58,694      $76,678     $42,647     $15,720     $32,192   $1,249,571
Contracts in payout (annuitization)
 period.............................        --           --          --          --          --           --
                                       -------      -------     -------     -------     -------   ----------
    Total net assets................   $58,694      $76,678     $42,647     $15,720     $32,192   $1,249,571
                                       =======      =======     =======     =======     =======   ==========
FUND SHARE INFORMATION
Number of shares....................     5,947        4,713       4,692       1,839       3,315    1,249,571
                                       =======      =======     =======     =======     =======   ==========
Cost of investments.................   $60,840      $91,874     $52,817     $15,998     $30,175   $1,249,571
                                       =======      =======     =======     =======     =======   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  9.98      $  7.48     $  8.56     $  8.01     $  7.92   $     9.81
                                       =======      =======     =======     =======     =======   ==========
    Highest.........................   $ 12.10      $ 12.73     $ 13.38     $ 12.16     $ 13.24   $    10.23
                                       =======      =======     =======     =======     =======   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED      ADVANCED     ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES        SERIES       SERIES      SERIES
                                        TRUST       TRUST       TRUST        TRUST         TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- -------------- ----------- -----------
                                         AST         AST         AST          AST           AST         AST
                                      NEUBERGER   NEUBERGER   NEUBERGER     NIEMANN     PARAMETRIC     PIMCO
                                       BERMAN/     BERMAN      BERMAN    CAPITAL GROWTH  EMERGING     LIMITED
                                     LSV MID-CAP   MID-CAP    SMALL-CAP      ASSET        MARKETS    MATURITY
                                        VALUE      GROWTH      GROWTH      ALLOCATION     EQUITY       BOND
                                     ----------- ----------- ----------- -------------- ----------- -----------
ASSETS
Investments at fair value...........   $33,957     $31,502     $6,750       $218,111      $27,645    $159,965
                                       -------     -------     ------       --------      -------    --------
    Total assets....................   $33,957     $31,502     $6,750       $218,111      $27,645    $159,965
                                       =======     =======     ======       ========      =======    ========
NET ASSETS
Accumulation units..................   $33,957     $31,502     $6,750       $218,111      $27,645    $159,965
Contracts in payout (annuitization)
 period.............................        --          --         --             --           --          --
                                       -------     -------     ------       --------      -------    --------
    Total net assets................   $33,957     $31,502     $6,750       $218,111      $27,645    $159,965
                                       =======     =======     ======       ========      =======    ========
FUND SHARE INFORMATION
Number of shares....................     2,734       1,898        894         24,785        3,392      15,293
                                       =======     =======     ======       ========      =======    ========
Cost of investments.................   $40,007     $37,339     $7,214       $181,568      $22,068    $171,386
                                       =======     =======     ======       ========      =======    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  7.69     $  7.32     $ 7.48       $   8.81      $  9.00    $  10.43
                                       =======     =======     ======       ========      =======    ========
    Highest.........................   $ 13.73     $ 12.38     $12.08       $  11.98      $ 14.81    $  11.34
                                       =======     =======     ======       ========      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       ADVANCED     ADVANCED      ADVANCED      ADVANCED    ADVANCED    ADVANCED
                                        SERIES       SERIES        SERIES        SERIES      SERIES      SERIES
                                        TRUST        TRUST          TRUST         TRUST       TRUST       TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ------------ ------------ --------------- ----------- ----------- -----------
                                                                                   AST
                                         AST          AST                       SCHRODERS
                                        PIMCO     PRESERVATION       AST       MULTI-ASSET     AST         AST
                                     TOTAL RETURN    ASSET           QMA          WORLD     SMALL-CAP   SMALL-CAP
                                         BOND      ALLOCATION  US EQUITY ALPHA STRATEGIES    GROWTH       VALUE
                                     ------------ ------------ --------------- ----------- ----------- -----------
ASSETS
Investments at fair value...........   $412,298    $8,804,850      $29,113      $796,823     $2,465      $27,857
                                       --------    ----------      -------      --------     ------      -------
    Total assets....................   $412,298    $8,804,850      $29,113      $796,823     $2,465      $27,857
                                       ========    ==========      =======      ========     ======      =======
NET ASSETS
Accumulation units..................   $412,298    $8,804,850      $29,113      $796,823     $2,465      $27,857
Contracts in payout (annuitization)
 period.............................         --            --           --            --         --           --
                                       --------    ----------      -------      --------     ------      -------
    Total net assets................   $412,298    $8,804,850      $29,113      $796,823     $2,465      $27,857
                                       ========    ==========      =======      ========     ======      =======
FUND SHARE INFORMATION
Number of shares....................     35,239       816,776        2,959        65,636        164        2,575
                                       ========    ==========      =======      ========     ======      =======
Cost of investments.................   $411,426    $7,744,177      $33,393      $650,288     $1,943      $26,904
                                       ========    ==========      =======      ========     ======      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  10.73    $     9.43      $  6.88      $   8.76     $ 8.12      $  7.98
                                       ========    ==========      =======      ========     ======      =======
    Highest.........................   $  11.87    $    11.62      $ 12.82      $  12.40     $13.15      $ 12.96
                                       ========    ==========      =======      ========     ======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       ADVANCED      ADVANCED      ADVANCED      ADVANCED     ADVANCED     ADVANCED
                                        SERIES        SERIES        SERIES        SERIES       SERIES       SERIES
                                         TRUST         TRUST         TRUST         TRUST        TRUST       TRUST
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                     ------------- ------------- ------------- ------------- ----------- ------------
                                                                                                           FRANKLIN
                                          AST           AST           AST           AST                   TEMPLETON
                                     T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE     AST     VIP FOUNDING
                                         ASSET        GLOBAL       LARGE-CAP      NATURAL    UBS DYNAMIC    FUNDS
                                      ALLOCATION       BOND         GROWTH       RESOURCES      ALPHA     ALLOCATION
                                     ------------- ------------- ------------- ------------- ----------- ------------
ASSETS
Investments at fair value...........  $5,191,616     $112,592       $38,595      $130,615    $3,403,583   $3,099,269
                                      ----------     --------       -------      --------    ----------   ----------
    Total assets....................  $5,191,616     $112,592       $38,595      $130,615    $3,403,583   $3,099,269
                                      ==========     ========       =======      ========    ==========   ==========
NET ASSETS
Accumulation units..................  $5,191,616     $112,592       $38,595      $130,615    $3,403,583   $3,099,269
Contracts in payout (annuitization)
 period.............................          --           --            --            --            --           --
                                      ----------     --------       -------      --------    ----------   ----------
    Total net assets................  $5,191,616     $112,592       $38,595      $130,615    $3,403,583   $3,099,269
                                      ==========     ========       =======      ========    ==========   ==========
FUND SHARE INFORMATION
Number of shares....................     336,027       10,406         3,610         6,933       280,130      434,071
                                      ==========     ========       =======      ========    ==========   ==========
Cost of investments.................  $4,826,616     $117,067       $36,955      $179,595    $3,121,154   $2,608,945
                                      ==========     ========       =======      ========    ==========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     8.87     $  10.12       $  8.68      $   6.86    $     9.21   $     8.36
                                      ==========     ========       =======      ========    ==========   ==========
    Highest.........................  $    12.16     $  11.41       $ 13.17      $  13.77    $    11.68   $    12.84
                                      ==========     ========       =======      ========    ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       ADVANCED    ADVANCED    ADVANCED    AIM VARIABLE  AIM VARIABLE AIM VARIABLE
                                        SERIES      SERIES      SERIES      INSURANCE     INSURANCE    INSURANCE
                                        TRUST        TRUST       TRUST        FUNDS         FUNDS        FUNDS
                                     SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------ ----------- ----------- -------------- ------------ ------------
                                       PROFUND      PROFUND     PROFUND                                AIM V. I.
                                     VP LARGE-CAP VP MID-CAP      VP        AIM V. I.     AIM V. I.     CAPITAL
                                        VALUE        VALUE     UTILITIES  BASIC BALANCED BASIC VALUE  APPRECIATION
                                     ------------ ----------- ----------- -------------- ------------ ------------
ASSETS
Investments at fair value...........   $207,853     $3,655      $28,702    $20,162,898   $ 9,877,391  $77,308,864
                                       --------     ------      -------    -----------   -----------  -----------
    Total assets....................   $207,853     $3,655      $28,702    $20,162,898   $ 9,877,391  $77,308,864
                                       ========     ======      =======    ===========   ===========  ===========
NET ASSETS
Accumulation units..................   $207,853     $3,655      $28,702    $20,137,644   $ 9,828,616  $76,971,971
Contracts in payout (annuitization)
 period.............................         --         --           --         25,254        48,775      336,893
                                       --------     ------      -------    -----------   -----------  -----------
    Total net assets................   $207,853     $3,655      $28,702    $20,162,898   $ 9,877,391  $77,308,864
                                       ========     ======      =======    ===========   ===========  ===========
FUND SHARE
 INFORMATION
Number of shares....................      9,561        169        1,046      2,320,241     1,651,738    3,802,699
                                       ========     ======      =======    ===========   ===========  ===========
Cost of investments.................   $205,173     $2,293      $26,336    $24,372,439   $13,570,857  $94,557,579
                                       ========     ======      =======    ===========   ===========  ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $   7.25     $ 8.19      $  7.73    $      7.16   $      8.69  $      4.65
                                       ========     ======      =======    ===========   ===========  ===========
    Highest.........................   $  12.67     $12.74      $ 12.22    $     10.32   $     10.29  $     11.90
                                       ========     ======      =======    ===========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                     AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE
                                      INSURANCE    INSURANCE    INSURANCE    INSURANCE    INSURANCE     INSURANCE
                                        FUNDS        FUNDS        FUNDS        FUNDS        FUNDS         FUNDS
                                     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------ ------------ ------------ ------------ ------------ -------------
                                      AIM V. I.                 AIM V. I.    AIM V. I.                  AIM V. I.
                                       CAPITAL     AIM V. I.   DIVERSIFIED   GOVERNMENT   AIM V. I.   INTERNATIONAL
                                     DEVELOPMENT  CORE EQUITY     INCOME     SECURITIES   HIGH YIELD     GROWTH
                                     ------------ ------------ ------------ ------------ ------------ -------------
ASSETS
Investments at fair value........... $ 9,968,587  $112,600,246 $11,195,532  $16,969,706   $7,295,270   $30,189,425
                                     -----------  ------------ -----------  -----------   ----------   -----------
    Total assets.................... $ 9,968,587  $112,600,246 $11,195,532  $16,969,706   $7,295,270   $30,189,425
                                     ===========  ============ ===========  ===========   ==========   ===========
NET ASSETS
Accumulation units.................. $ 9,952,446  $111,749,204 $11,062,216  $16,770,449   $7,282,569   $29,804,867
Contracts in payout (annuitization)
 period.............................      16,141       851,042     133,316      199,257       12,701       384,558
                                     -----------  ------------ -----------  -----------   ----------   -----------
    Total net assets................ $ 9,968,587  $112,600,246 $11,195,532  $16,969,706   $7,295,270   $30,189,425
                                     ===========  ============ ===========  ===========   ==========   ===========
FUND SHARE INFORMATION
Number of shares....................     882,957     4,518,469   1,904,002    1,420,059    1,397,561     1,160,685
                                     ===========  ============ ===========  ===========   ==========   ===========
Cost of investments................. $11,002,084  $109,957,438 $15,240,580  $17,252,702   $8,103,575   $24,083,832
                                     ===========  ============ ===========  ===========   ==========   ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     10.40  $       7.31 $      9.94  $     13.67   $    11.37   $     10.35
                                     ===========  ============ ===========  ===========   ==========   ===========
    Highest......................... $     14.95  $      18.76 $     12.61  $     16.20   $    16.36   $     20.14
                                     ===========  ============ ===========  ===========   ==========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                                      AIM VARIABLE
                                     AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE  INSURANCE
                                      INSURANCE    INSURANCE    INSURANCE    INSURANCE    INSURANCE      FUNDS
                                        FUNDS        FUNDS        FUNDS        FUNDS        FUNDS      SERIES II
                                     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------ ------------ ------------ ------------ ------------ ------------
                                      AIM V. I.    AIM V. I.                                           AIM V. I.
                                      LARGE CAP     MID CAP     AIM V. I.    AIM V. I.    AIM V. I.      BASIC
                                        GROWTH    CORE EQUITY  MONEY MARKET  TECHNOLOGY   UTILITIES   BALANCED II
                                     ------------ ------------ ------------ ------------ ------------ ------------
ASSETS
Investments at fair value...........  $8,987,262  $14,729,630  $17,302,794   $3,238,946   $7,116,842   $  959,716
                                      ----------  -----------  -----------   ----------   ----------   ----------
    Total assets....................  $8,987,262  $14,729,630  $17,302,794   $3,238,946   $7,116,842   $  959,716
                                      ==========  ===========  ===========   ==========   ==========   ==========
NET ASSETS
Accumulation units..................  $8,958,474  $14,722,297  $17,264,037   $3,210,254   $7,029,365   $  959,716
Contracts in payout (annuitization)
 period.............................      28,788        7,333       38,757       28,692       87,477           --
                                      ----------  -----------  -----------   ----------   ----------   ----------
    Total net assets................  $8,987,262  $14,729,630  $17,302,794   $3,238,946   $7,116,842   $  959,716
                                      ==========  ===========  ===========   ==========   ==========   ==========
FUND SHARE INFORMATION
Number of shares....................     731,862    1,348,867   17,302,794      245,561      490,478      110,822
                                      ==========  ===========  ===========   ==========   ==========   ==========
Cost of investments.................  $9,013,389  $15,294,244  $17,302,794   $2,806,986   $7,717,601   $1,028,779
                                      ==========  ===========  ===========   ==========   ==========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     9.46  $     11.78  $     10.66   $    10.80   $    15.42   $     8.37
                                      ==========  ===========  ===========   ==========   ==========   ==========
    Highest.........................  $     9.66  $     16.37  $     12.74   $    11.17   $    15.95   $     9.14
                                      ==========  ===========  ===========   ==========   ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            AIM VARIABLE   AIM VARIABLE    AIM VARIABLE   AIM VARIABLE  AIM VARIABLE AIM VARIABLE
                             INSURANCE       INSURANCE      INSURANCE      INSURANCE     INSURANCE     INSURANCE
                               FUNDS           FUNDS          FUNDS          FUNDS         FUNDS         FUNDS
                             SERIES II       SERIES II      SERIES II      SERIES II     SERIES II     SERIES II
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------- --------------- -------------- -------------- ------------ -------------
                                             AIM V. I.      AIM V. I.                    AIM V. I.     AIM V. I.
                             AIM V. I.        CAPITAL        CAPITAL       AIM V. I.    DIVERSIFIED   GOVERNMENT
                           BASIC VALUE II APPRECIATION II DEVELOPMENT II CORE EQUITY II  INCOME II   SECURITIES II
                           -------------- --------------- -------------- -------------- ------------ -------------
ASSETS
Investments at fair value.  $10,465,780     $4,101,513       $409,778      $2,813,666     $281,628    $1,073,757
                            -----------     ----------       --------      ----------     --------    ----------
    Total assets..........  $10,465,780     $4,101,513       $409,778      $2,813,666     $281,628    $1,073,757
                            ===========     ==========       ========      ==========     ========    ==========
NET ASSETS
Accumulation units........  $10,465,780     $4,101,513       $409,778      $2,813,666     $281,628    $1,073,757
Contracts in payout
 (annuitization) period...           --             --             --              --           --            --
                            -----------     ----------       --------      ----------     --------    ----------
    Total net assets......  $10,465,780     $4,101,513       $409,778      $2,813,666     $281,628    $1,073,757
                            ===========     ==========       ========      ==========     ========    ==========
FUND SHARE
 INFORMATION
Number of shares..........    1,758,955        205,076         37,286         113,683       48,141        90,384
                            ===========     ==========       ========      ==========     ========    ==========
Cost of investments.......  $14,105,561     $4,317,099       $507,534      $2,764,755     $382,014    $1,108,251
                            ===========     ==========       ========      ==========     ========    ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      8.11     $     7.62       $  10.60      $     9.52     $   9.68    $    11.54
                            ===========     ==========       ========      ==========     ========    ==========
    Highest...............  $     11.36     $    10.75       $  11.59      $    12.05     $  10.57    $    12.61
                            ===========     ==========       ========      ==========     ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                     AIM VARIABLE  AIM VARIABLE  AIM VARIABLE  AIM VARIABLE  AIM VARIABLE AIM VARIABLE
                                       INSURANCE     INSURANCE    INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                         FUNDS         FUNDS        FUNDS         FUNDS         FUNDS         FUNDS
                                       SERIES II     SERIES II    SERIES II     SERIES II     SERIES II     SERIES II
                                      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------- ------------- ------------ -------------- ------------ -------------
                                                     AIM V. I.    AIM V. I.     AIM V. I.     AIM V. I.
                                       AIM V. I.   INTERNATIONAL  LARGE CAP      MID CAP        MONEY       AIM V. I.
                                     HIGH YIELD II   GROWTH II    GROWTH II   CORE EQUITY II  MARKET II   TECHNOLOGY II
                                     ------------- ------------- ------------ -------------- ------------ -------------
ASSETS
Investments at fair value...........   $460,852      $795,988      $609,972     $4,096,271    $1,626,221     $45,010
                                       --------      --------      --------     ----------    ----------     -------
    Total assets....................   $460,852      $795,988      $609,972     $4,096,271    $1,626,221     $45,010
                                       ========      ========      ========     ==========    ==========     =======
NET ASSETS
Accumulation units..................   $460,852      $795,988      $609,972     $4,083,882    $1,626,221     $45,010
Contracts in payout (annuitization)
 period.............................         --            --            --         12,389            --          --
                                       --------      --------      --------     ----------    ----------     -------
    Total net assets................   $460,852      $795,988      $609,972     $4,096,271    $1,626,221     $45,010
                                       ========      ========      ========     ==========    ==========     =======
FUND SHARE INFORMATION
Number of shares....................     88,455        31,057        50,039        378,234     1,626,221       3,468
                                       ========      ========      ========     ==========    ==========     =======
Cost of investments.................   $476,616      $649,696      $603,737     $4,438,817    $1,626,221     $40,297
                                       ========      ========      ========     ==========    ==========     =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  14.25      $  15.24      $   9.15     $    11.34    $     9.47     $ 10.21
                                       ========      ========      ========     ==========    ==========     =======
    Highest.........................   $  15.56      $  16.66      $   9.52     $    13.91    $    10.35     $ 10.87
                                       ========      ========      ========     ==========    ==========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                    ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                     AIM VARIABLE   BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                                      INSURANCE     VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                        FUNDS        PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT
                                      SERIES II    SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                                     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------ ------------- ------------- ------------- ------------- -------------
                                                                  ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                                    ALLIANCE    BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS
                                      AIM V. I.   BERNSTEIN VPS   GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID
                                     UTILITIES II    GROWTH        INCOME         VALUE        GROWTH       CAP VALUE
                                     ------------ ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value...........   $452,013    $28,380,366  $ 76,440,408   $22,856,943   $22,723,395   $25,088,543
                                       --------    -----------  ------------   -----------   -----------   -----------
    Total assets....................   $452,013    $28,380,366  $ 76,440,408   $22,856,943   $22,723,395   $25,088,543
                                       ========    ===========  ============   ===========   ===========   ===========
NET ASSETS
Accumulation units..................   $452,013    $28,351,501  $ 76,290,061   $22,852,131   $22,723,395   $25,088,543
Contracts in payout (annuitization)
 period.............................         --         28,865       150,347         4,812            --            --
                                       --------    -----------  ------------   -----------   -----------   -----------
    Total net assets................   $452,013    $28,380,366  $ 76,440,408   $22,856,943   $22,723,395   $25,088,543
                                       ========    ===========  ============   ===========   ===========   ===========
FUND SHARE INFORMATION
Number of shares....................     31,325      1,659,671     5,068,993     1,572,004       919,231     1,877,885
                                       ========    ===========  ============   ===========   ===========   ===========
Cost of investments.................   $523,360    $28,878,380  $106,357,124   $29,356,150   $21,910,393   $28,508,857
                                       ========    ===========  ============   ===========   ===========   ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  14.61    $      5.41  $       8.33   $      9.51   $      5.48   $     15.59
                                       ========    ===========  ============   ===========   ===========   ===========
    Highest.........................   $  15.56    $     12.53  $      11.60   $     10.12   $     12.34   $     17.03
                                       ========    ===========  ============   ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       ALLIANCE                      DREYFUS
                                       BERNSTEIN      AMERICAN      SOCIALLY                   DREYFUS      DREYFUS
                                       VARIABLE        CENTURY     RESPONSIBLE                 VARIABLE     VARIABLE
                                        PRODUCT       VARIABLE       GROWTH    DREYFUS STOCK  INVESTMENT   INVESTMENT
                                      SERIES FUND  PORTFOLIOS, INC FUND, INC.   INDEX FUND       FUND         FUND
                                      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------- --------------- ----------- ------------- ------------ ------------
                                                                     DREYFUS
                                       ALLIANCE       AMERICAN      SOCIALLY
                                     BERNSTEIN VPS     CENTURY     RESPONSIBLE DREYFUS STOCK VIF GROWTH &     VIF
                                         VALUE       VP BALANCED   GROWTH FUND  INDEX FUND      INCOME    MONEY MARKET
                                     ------------- --------------- ----------- ------------- ------------ ------------
ASSETS
Investments at fair value...........  $2,257,867       $19,829       $24,519     $527,106      $121,858    $1,064,241
                                      ----------       -------       -------     --------      --------    ----------
    Total assets....................  $2,257,867       $19,829       $24,519     $527,106      $121,858    $1,064,241
                                      ==========       =======       =======     ========      ========    ==========
NET ASSETS
Accumulation units..................  $2,257,867       $19,829       $24,519     $527,106      $121,858    $1,064,241
Contracts in payout (annuitization)
 period.............................          --            --            --           --            --            --
                                      ----------       -------       -------     --------      --------    ----------
    Total net assets................  $2,257,867       $19,829       $24,519     $527,106      $121,858    $1,064,241
                                      ==========       =======       =======     ========      ========    ==========
FUND SHARE INFORMATION
Number of shares....................     253,693         3,449           934       20,034         7,228     1,064,241
                                      ==========       =======       =======     ========      ========    ==========
Cost of investments.................  $3,038,332       $23,483       $27,025     $567,827      $151,488    $1,064,241
                                      ==========       =======       =======     ========      ========    ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     7.95       $ 14.06       $  5.71     $   7.45      $   7.61    $    10.09
                                      ==========       =======       =======     ========      ========    ==========
    Highest.........................  $     8.46       $ 14.24       $ 10.83     $  11.84      $  10.80    $    12.54
                                      ==========       =======       =======     ========      ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                         DWS         DWS           DWS          DWS          DWS          DWS
                                      VARIABLE     VARIABLE     VARIABLE     VARIABLE     VARIABLE     VARIABLE
                                      SERIES I     SERIES I     SERIES I     SERIES I     SERIES I     SERIES II
                                     SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ----------- ------------ ------------- ----------- ------------- -----------
                                                                   DWS          DWS
                                                     DWS         GLOBAL     GROWTH AND       DWS          DWS
                                         DWS       CAPITAL    OPPORTUNITIES   INCOME    INTERNATIONAL  BALANCED
                                     BOND VIP A  GROWTH VIP A     VIP A        VIP A        VIP A      VIP A II
                                     ----------- ------------ ------------- ----------- ------------- -----------
ASSETS
Investments at fair value...........  $524,304    $1,267,966   $1,099,883    $472,190     $524,089    $1,600,620
                                      --------    ----------   ----------    --------     --------    ----------
    Total assets....................  $524,304    $1,267,966   $1,099,883    $472,190     $524,089    $1,600,620
                                      ========    ==========   ==========    ========     ========    ==========
NET ASSETS
Accumulation units..................  $500,832    $1,226,229   $1,099,076    $470,126     $517,038    $1,554,433
Contracts in payout (annuitization)
 period.............................    23,472        41,737          807       2,064        7,051        46,187
                                      --------    ----------   ----------    --------     --------    ----------
    Total net assets................  $524,304    $1,267,966   $1,099,883    $472,190     $524,089    $1,600,620
                                      ========    ==========   ==========    ========     ========    ==========
FUND SHARE INFORMATION
Number of shares....................    94,640        74,895       97,163      70,371       63,449        78,003
                                      ========    ==========   ==========    ========     ========    ==========
Cost of investments.................  $625,879    $1,225,551   $1,244,784    $614,961     $679,044    $1,667,796
                                      ========    ==========   ==========    ========     ========    ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  12.95    $    10.58   $    20.29    $   9.19     $  11.19    $    10.67
                                      ========    ==========   ==========    ========     ========    ==========
    Highest.........................  $  13.09    $    10.70   $    20.52    $   9.30     $  11.32    $    10.73
                                      ========    ==========   ==========    ========     ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                                                              FIDELITY      FIDELITY      FIDELITY
                                         DWS         DWS       FEDERATED      VARIABLE      VARIABLE      VARIABLE
                                      VARIABLE    VARIABLE     INSURANCE     INSURANCE      INSURANCE     INSURANCE
                                      SERIES II   SERIES II     SERIES     PRODUCTS FUND  PRODUCTS FUND PRODUCTS FUND
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                     ----------- ----------- ------------- -------------- ------------- -------------
                                         DWS         DWS
                                        MONEY     SMALL CAP    FEDERATED
                                       MARKET      GROWTH        PRIME                         VIP
                                      VIP A II    VIP A II   MONEY FUND II VIP CONTRAFUND EQUITY-INCOME  VIP GROWTH
                                     ----------- ----------- ------------- -------------- ------------- -------------
ASSETS
Investments at fair value...........  $596,046    $346,822    $15,994,582    $7,153,226    $1,224,839    $3,486,293
                                      --------    --------    -----------    ----------    ----------    ----------
    Total assets....................  $596,046    $346,822    $15,994,582    $7,153,226    $1,224,839    $3,486,293
                                      ========    ========    ===========    ==========    ==========    ==========
NET ASSETS
Accumulation units..................  $596,046    $346,822    $15,551,792    $7,127,841    $1,213,988    $3,482,973
Contracts in payout (annuitization)
 period.............................        --          --        442,790        25,385        10,851         3,320
                                      --------    --------    -----------    ----------    ----------    ----------
    Total net assets................  $596,046    $346,822    $15,994,582    $7,153,226    $1,224,839    $3,486,293
                                      ========    ========    ===========    ==========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares....................   596,046      32,413     15,994,582       346,907        72,864       116,055
                                      ========    ========    ===========    ==========    ==========    ==========
Cost of investments.................  $596,046    $408,601    $15,994,582    $8,378,722    $1,532,956    $4,342,133
                                      ========    ========    ===========    ==========    ==========    ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  10.62    $   8.91    $     10.11    $    11.26    $     9.94    $     5.55
                                      ========    ========    ===========    ==========    ==========    ==========
    Highest.........................  $  10.66    $   8.96    $     13.23    $    20.09    $    12.40    $    11.93
                                      ========    ========    ===========    ==========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                       FIDELITY          FIDELITY
                             FIDELITY      FIDELITY      FIDELITY      FIDELITY        VARIABLE          VARIABLE
                             VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE         INSURANCE
                             INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND     PRODUCTS FUND
                           PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2)
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ------------- ------------- ------------- ------------- ----------------- -----------------
                                                                                       VIP ASSET
                                                            VIP                         MANAGER             VIP
                             VIP HIGH                   INVESTMENT        VIP           GROWTH          CONTRAFUND
                              INCOME     VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2)
                           ------------- ------------- ------------- ------------- ----------------- -----------------
ASSETS
Investments at fair value.  $1,314,249    $5,253,246    $2,375,645    $1,486,137        $88,045        $ 77,547,107
                            ----------    ----------    ----------    ----------        -------        ------------
    Total assets..........  $1,314,249    $5,253,246    $2,375,645    $1,486,137        $88,045        $ 77,547,107
                            ==========    ==========    ==========    ==========        =======        ============
NET ASSETS
Accumulation units........  $1,314,249    $5,249,583    $2,375,645    $1,486,137        $88,045        $ 77,262,076
Contracts in payout
 (annuitization) period...          --         3,663            --            --             --             285,031
                            ----------    ----------    ----------    ----------        -------        ------------
    Total net assets......  $1,314,249    $5,253,246    $2,375,645    $1,486,137        $88,045        $ 77,547,107
                            ==========    ==========    ==========    ==========        =======        ============
FUND SHARE
 INFORMATION
Number of shares..........     248,440        43,916       190,356        98,747          7,038           3,821,937
                            ==========    ==========    ==========    ==========        =======        ============
Cost of investments.......  $1,508,376    $5,511,260    $2,393,286    $1,769,379        $74,828        $104,515,372
                            ==========    ==========    ==========    ==========        =======        ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $    10.76    $     7.54    $    15.53    $     8.68        $  9.91        $       8.55
                            ==========    ==========    ==========    ==========        =======        ============
    Highest...............  $    12.45    $     8.85    $    16.19    $    11.16        $ 11.45        $      15.93
                            ==========    ==========    ==========    ==========        =======        ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                   VIP FREEDOM
                               VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM         INCOME
                          EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
 value.................    $1,017,836        $ 9,705,731       $7,366,074        $2,867,234        $3,692,471
                           ----------        -----------       ----------        ----------        ----------
    Total assets.......    $1,017,836        $ 9,705,731       $7,366,074        $2,867,234        $3,692,471
                           ==========        ===========       ==========        ==========        ==========
NET ASSETS
Accumulation units.....    $1,017,836        $ 9,705,731       $7,366,074        $2,867,234        $3,692,471
Contracts in payout
 (annuitization)
 period................            --                 --               --                --                --
                           ----------        -----------       ----------        ----------        ----------
    Total net assets...    $1,017,836        $ 9,705,731       $7,366,074        $2,867,234        $3,692,471
                           ==========        ===========       ==========        ==========        ==========
FUND SHARE
 INFORMATION
Number of shares.......        61,426            996,482          777,012           318,582           370,358
                           ==========        ===========       ==========        ==========        ==========
Cost of investments....    $1,319,150        $10,325,043       $7,960,540        $3,309,205        $3,723,021
                           ==========        ===========       ==========        ==========        ==========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $     9.18        $      9.62       $     9.11        $     8.65        $    10.26
                           ==========        ===========       ==========        ==========        ==========
    Highest............    $    11.79        $     10.14       $     9.60        $     9.12        $    10.82
                           ==========        ===========       ==========        ==========        ==========

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------
                               VIP
                            GROWTH &
                             INCOME
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments at fair
 value.................    $10,243,454
                           -----------
    Total assets.......    $10,243,454
                           ===========
NET ASSETS
Accumulation units.....    $10,243,454
Contracts in payout
 (annuitization)
 period................             --
                           -----------
    Total net assets...    $10,243,454
                           ===========
FUND SHARE
 INFORMATION
Number of shares.......        939,766
                           ===========
Cost of investments....    $12,609,910
                           ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $      9.24
                           ===========
    Highest............    $      9.83
                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                 VIP               VIP                           VIP INVESTMENT
                           VIP GROWTH       GROWTH STOCK       HIGH INCOME      VIP INDEX 500      GRADE BOND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
 value.................     $250,187         $1,593,841        $8,136,336        $7,543,631          $1,277
                            --------         ----------        ----------        ----------          ------
    Total assets.......     $250,187         $1,593,841        $8,136,336        $7,543,631          $1,277
                            ========         ==========        ==========        ==========          ======
NET ASSETS
Accumulation units.....     $250,187         $1,593,841        $8,136,336        $7,543,631          $1,277
Contracts in payout
 (annuitization)
 period................           --                 --                --                --              --
                            --------         ----------        ----------        ----------          ------
    Total net assets...     $250,187         $1,593,841        $8,136,336        $7,543,631          $1,277
                            ========         ==========        ==========        ==========          ======
FUND SHARE
 INFORMATION
Number of shares.......        8,410            143,202         1,570,721            63,547             104
                            ========         ==========        ==========        ==========          ======
Cost of investments....     $261,919         $1,646,419        $8,882,612        $8,492,355          $1,329
                            ========         ==========        ==========        ==========          ======
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest.............     $   6.82         $     8.69        $    11.45        $     8.26          $13.06
                            ========         ==========        ==========        ==========          ======
    Highest............     $  10.03         $     9.16        $    16.27        $    11.57          $13.06
                            ========         ==========        ==========        ==========          ======

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------

                           VIP MIDCAP
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments at fair
 value.................    $20,437,535
                           -----------
    Total assets.......    $20,437,535
                           ===========
NET ASSETS
Accumulation units.....    $20,195,384
Contracts in payout
 (annuitization)
 period................        242,151
                           -----------
    Total net assets...    $20,437,535
                           ===========
FUND SHARE
 INFORMATION
Number of shares.......        814,244
                           ===========
Cost of investments....    $24,796,166
                           ===========
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest.............    $      8.79
                           ===========
    Highest............    $     12.61
                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                               FIDELITY          FIDELITY         FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                               VARIABLE          VARIABLE        TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               INSURANCE         INSURANCE        VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE      INSURANCE      INSURANCE
                           (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------- ----------------- -------------- -------------- -------------- --------------
                                                                  FRANKLIN       FRANKLIN
                               VIP MONEY                          FLEX CAP      GROWTH AND      FRANKLIN       FRANKLIN
                                MARKET         VIP OVERSEAS        GROWTH         INCOME      HIGH INCOME       INCOME
                           (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES     SECURITIES     SECURITIES
                           ----------------- ----------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.    $24,329,954        $ 98,201        $4,282,348    $45,548,285    $11,343,394    $207,946,392
                              -----------        --------        ----------    -----------    -----------    ------------
    Total assets..........    $24,329,954        $ 98,201        $4,282,348    $45,548,285    $11,343,394    $207,946,392
                              ===========        ========        ==========    ===========    ===========    ============
NET ASSETS
Accumulation units........    $24,306,394        $ 98,201        $4,282,348    $45,415,850    $11,341,760    $206,986,845
Contracts in payout
 (annuitization) period...         23,560              --                --        132,435          1,634         959,547
                              -----------        --------        ----------    -----------    -----------    ------------
    Total net assets......    $24,329,954        $ 98,201        $4,282,348    $45,548,285    $11,343,394    $207,946,392
                              ===========        ========        ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........     24,329,954           6,582           391,798      4,409,321      1,850,472      14,727,082
                              ===========        ========        ==========    ===========    ===========    ============
Cost of investments.......    $24,329,954        $128,832        $4,116,847    $60,058,309    $11,256,274    $229,339,932
                              ===========        ========        ==========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................    $      9.99        $  10.31        $    10.32    $     11.89    $     11.82    $      11.57
                              ===========        ========        ==========    ===========    ===========    ============
    Highest...............    $     10.67        $  15.36        $    10.98    $     13.17    $     12.76    $      12.56
                              ===========        ========        ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                              FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                             TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                              VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                           PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                            FRANKLIN
                              FRANKLIN       FRANKLIN        SMALL                         MUTUAL
                             LARGE CAP      SMALL CAP       MID CAP                        GLOBAL
                               GROWTH         VALUE          GROWTH     FRANKLIN U.S.    DISCOVERY    MUTUAL SHARES
                             SECURITIES     SECURITIES     SECURITIES     GOVERNMENT     SECURITIES     SECURITIES
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $51,012,912    $40,026,858     $2,307,838    $41,848,220    $24,825,081    $117,554,920
                            -----------    -----------     ----------    -----------    -----------    ------------
    Total assets..........  $51,012,912    $40,026,858     $2,307,838    $41,848,220    $24,825,081    $117,554,920
                            ===========    ===========     ==========    ===========    ===========    ============
NET ASSETS
Accumulation units........  $50,951,787    $39,796,694     $2,307,838    $41,776,717    $24,622,992    $117,173,336
Contracts in payout
 (annuitization) period...       61,125        230,164             --         71,503        202,089         381,584
                            -----------    -----------     ----------    -----------    -----------    ------------
    Total net assets......  $51,012,912    $40,026,858     $2,307,838    $41,848,220    $24,825,081    $117,554,920
                            ===========    ===========     ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    3,798,430      3,134,445        136,801      3,251,610      1,319,781       8,062,752
                            ===========    ===========     ==========    ===========    ===========    ============
Cost of investments.......  $57,815,482    $45,820,757     $2,085,813    $41,193,535    $27,111,546    $137,520,058
                            ===========    ===========     ==========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      9.26    $     10.28     $     6.79    $     11.18    $      9.94    $      10.24
                            ===========    ===========     ==========    ===========    ===========    ============
    Highest...............  $      9.98    $     18.02     $    18.29    $     12.13    $     13.15    $      18.17
                            ===========    ===========     ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                              FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                             TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                              VARIABLE       VARIABLE       VARIABLE       VARIABLE     GOLDMAN SACHS   GOLDMAN SACHS
                             INSURANCE      INSURANCE      INSURANCE      INSURANCE       VARIABLE        VARIABLE
                           PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST INSURANCE TRUST INSURANCE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- --------------- ---------------
                             TEMPLETON
                             DEVELOPING     TEMPLETON      TEMPLETON      TEMPLETON                          VIT
                              MARKETS        FOREIGN      GLOBAL BOND       GROWTH           VIT         GROWTH AND
                             SECURITIES     SECURITIES     SECURITIES     SECURITIES   CAPITAL GROWTH      INCOME
                           -------------- -------------- -------------- -------------- --------------- ---------------
ASSETS
Investments at fair value.  $29,859,085    $134,981,932    $2,854,585     $1,542,031       $30,571       $5,856,098
                            -----------    ------------    ----------     ----------       -------       ----------
    Total assets..........  $29,859,085    $134,981,932    $2,854,585     $1,542,031       $30,571       $5,856,098
                            ===========    ============    ==========     ==========       =======       ==========
NET ASSETS
Accumulation units........  $29,687,429    $134,842,373    $2,759,035     $1,542,031       $30,571       $5,856,098
Contracts in payout
 (annuitization) period...      171,656         139,559        95,550             --            --               --
                            -----------    ------------    ----------     ----------       -------       ----------
    Total net assets......  $29,859,085    $134,981,932    $2,854,585     $1,542,031       $30,571       $5,856,098
                            ===========    ============    ==========     ==========       =======       ==========
FUND SHARE
 INFORMATION
Number of shares..........    3,053,076      10,035,831       164,719        148,272         2,807          631,045
                            ===========    ============    ==========     ==========       =======       ==========
Cost of investments.......  $31,198,118    $151,133,562    $2,526,863     $1,866,483       $32,220       $7,208,006
                            ===========    ============    ==========     ==========       =======       ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     21.16    $      11.20    $    19.01     $    10.69       $  6.99       $     9.07
                            ===========    ============    ==========     ==========       =======       ==========
    Highest...............  $     33.61    $      18.94    $    27.33     $    15.51       $ 10.62       $    10.58
                            ===========    ============    ==========     ==========       =======       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            GOLDMAN SACHS   GOLDMAN SACHS   GOLDMAN SACHS   GOLDMAN SACHS                  LAZARD
                              VARIABLE        VARIABLE        VARIABLE        VARIABLE        JANUS      RETIREMENT
                           INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST ASPEN SERIES SERIES, INC.
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           --------------- --------------- --------------- --------------- ------------ ------------
                                                 VIT             VIT             VIT
                                              STRATEGIC      STRUCTURED      STRUCTURED                   EMERGING
                                 VIT        INTERNATIONAL     SMALL CAP     U. S. EQUITY      FORTY       MARKETS
                            MID CAP VALUE      EQUITY          EQUITY           FUND        PORTFOLIO      EQUITY
                           --------------- --------------- --------------- --------------- ------------ ------------
ASSETS
Investments at fair value.   $5,207,629        $2,669        $11,300,527     $ 8,433,627     $16,528       $  927
                             ----------        ------        -----------     -----------     -------       ------
    Total assets..........   $5,207,629        $2,669        $11,300,527     $ 8,433,627     $16,528       $  927
                             ==========        ======        ===========     ===========     =======       ======
NET ASSETS
Accumulation units........   $5,207,629        $2,669        $11,295,642     $ 8,417,666     $16,528       $  927
Contracts in payout
 (annuitization) period...           --            --              4,885          15,961          --           --
                             ----------        ------        -----------     -----------     -------       ------
    Total net assets......   $5,207,629        $2,669        $11,300,527     $ 8,433,627     $16,528       $  927
                             ==========        ======        ===========     ===========     =======       ======
FUND SHARE
 INFORMATION
Number of shares..........      458,822           329          1,281,239         887,750         492           48
                             ==========        ======        ===========     ===========     =======       ======
Cost of investments.......   $7,024,500        $2,542        $16,679,706     $10,795,271     $10,648       $  640
                             ==========        ======        ===========     ===========     =======       ======
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $    10.22        $ 7.97        $      8.01     $      7.01     $ 14.58       $44.78
                             ==========        ======        ===========     ===========     =======       ======
    Highest...............   $    22.54        $11.22        $     14.18     $     10.02     $ 14.58       $44.78
                             ==========        ======        ===========     ===========     =======       ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            LEGG MASON        LEGG MASON
                         PARTNERS VARIABLE PARTNERS VARIABLE LORD ABBETT  LORD ABBETT   LORD ABBETT  LORD ABBETT
                           INCOME TRUST    PORTFOLIOS I, INC SERIES FUND  SERIES FUND   SERIES FUND  SERIES FUND
                            SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                         ----------------- ----------------- ----------- -------------- ----------- -------------
                            LEGG MASON
                            CLEARBRIDGE       LEGG MASON
                             VARIABLE         CLEARBRIDGE
                            FUNDAMENTAL        VARIABLE
                               VALUE           INVESTORS                                GROWTH AND     GROWTH
                            PORTFOLIO I       PORTFOLIO I     ALL VALUE  BOND-DEBENTURE   INCOME    OPPORTUNITIES
                         ----------------- ----------------- ----------- -------------- ----------- -------------
ASSETS
Investments at fair
 value..................      $  992            $1,174       $10,848,991  $34,857,382   $25,384,601  $14,018,637
                              ------            ------       -----------  -----------   -----------  -----------
    Total assets........      $  992            $1,174       $10,848,991  $34,857,382   $25,384,601  $14,018,637
                              ======            ======       ===========  ===========   ===========  ===========
NET ASSETS
Accumulation units......      $  992            $1,174       $10,814,627  $34,747,277   $25,310,674  $14,016,975
Contracts in payout
 (annuitization) period.          --                --            34,364      110,105        73,927        1,662
                              ------            ------       -----------  -----------   -----------  -----------
    Total net assets....      $  992            $1,174       $10,848,991  $34,857,382   $25,384,601  $14,018,637
                              ======            ======       ===========  ===========   ===========  ===========
FUND SHARE
 INFORMATION
Number of shares........          58                95           729,099    3,090,193     1,247,401      974,870
                              ======            ======       ===========  ===========   ===========  ===========
Cost of investments.....      $1,330            $1,225       $10,854,741  $35,332,869   $33,670,188  $14,036,496
                              ======            ======       ===========  ===========   ===========  ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest..............      $ 7.56            $10.64       $     11.16  $     11.75   $      8.98  $     11.93
                              ======            ======       ===========  ===========   ===========  ===========
    Highest.............      $ 7.56            $10.64       $     12.03  $     12.66   $      9.67  $     12.86
                              ======            ======       ===========  ===========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                 MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE
                                     LORD ABBETT  INSURANCE    INSURANCE      INSURANCE     INSURANCE    INSURANCE
                                     SERIES FUND    TRUST        TRUST          TRUST         TRUST        TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                     ----------- ------------ ------------ --------------- ------------ ------------
                                       MID-CAP                    MFS            MFS         MFS NEW        MFS
                                        VALUE     MFS GROWTH  HIGH INCOME  INVESTORS TRUST  DISCOVERY     RESEARCH
                                     ----------- ------------ ------------ --------------- ------------ ------------
ASSETS
Investments at fair value........... $27,522,137  $  894,072    $526,886     $1,739,571     $2,153,874    $670,371
                                     -----------  ----------    --------     ----------     ----------    --------
    Total assets.................... $27,522,137  $  894,072    $526,886     $1,739,571     $2,153,874    $670,371
                                     ===========  ==========    ========     ==========     ==========    ========
NET ASSETS
Accumulation units.................. $27,335,397  $  889,813    $526,886     $1,739,571     $2,153,874    $670,371
Contracts in payout (annuitization)
 period.............................     186,740       4,259          --             --             --          --
                                     -----------  ----------    --------     ----------     ----------    --------
    Total net assets................ $27,522,137  $  894,072    $526,886     $1,739,571     $2,153,874    $670,371
                                     ===========  ==========    ========     ==========     ==========    ========
FUND SHARE INFORMATION
Number of shares....................   2,077,142      41,721      63,865         95,371        160,378      40,457
                                     ===========  ==========    ========     ==========     ==========    ========
Cost of investments................. $40,045,160  $1,049,799    $568,949     $1,673,169     $2,209,021    $728,075
                                     ===========  ==========    ========     ==========     ==========    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $      9.08  $     5.55    $  12.90     $     8.52     $     9.21    $   7.16
                                     ===========  ==========    ========     ==========     ==========    ========
    Highest......................... $      9.79  $    14.22    $  13.45     $    10.42     $    19.08    $   9.45
                                     ===========  ==========    ========     ==========     ==========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                                                 MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                     MFS VARIABLE MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE       INSURANCE
                                      INSURANCE     INSURANCE        TRUST           TRUST           TRUST           TRUST
                                        TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                     ------------ ------------- --------------- --------------- --------------- ---------------
                                                                                 MFS INVESTORS      MFS NEW
                                     MFS RESEARCH                 MFS GROWTH         TRUST         DISCOVERY     MFS RESEARCH
                                         BOND     MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                     ------------ ------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair value...........  $1,457,605    $254,323       $292,053        $197,684        $286,123        $174,419
                                      ----------    --------       --------        --------        --------        --------
    Total assets....................  $1,457,605    $254,323       $292,053        $197,684        $286,123        $174,419
                                      ==========    ========       ========        ========        ========        ========
NET ASSETS
Accumulation units..................  $1,457,605    $254,323       $292,053        $197,684        $286,123        $174,419
Contracts in payout (annuitization)
 period.............................          --          --             --              --              --              --
                                      ----------    --------       --------        --------        --------        --------
    Total net assets................  $1,457,605    $254,323       $292,053        $197,684        $286,123        $174,419
                                      ==========    ========       ========        ========        ========        ========
FUND SHARE INFORMATION
Number of shares....................     119,476      11,096         13,841          10,886          21,925          10,584
                                      ==========    ========       ========        ========        ========        ========
Cost of investments.................  $1,380,118    $240,865       $239,604        $175,071        $281,408        $140,105
                                      ==========    ========       ========        ========        ========        ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $    15.77    $  17.71       $   8.24        $   9.08        $   9.54        $   8.73
                                      ==========    ========       ========        ========        ========        ========
    Highest.........................  $    16.44    $  18.46       $  13.25        $  12.19        $  13.41        $  12.68
                                      ==========    ========       ========        ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                            MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY  MORGAN STANLEY MORGAN STANLEY
                              INSURANCE       VARIABLE       VARIABLE       VARIABLE        VARIABLE       VARIABLE
                                TRUST        INVESTMENT     INVESTMENT     INVESTMENT      INVESTMENT     INVESTMENT
                           (SERVICE CLASS)     SERIES         SERIES         SERIES          SERIES         SERIES
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------- -------------- -------------- --------------- -------------- --------------
                                                                                                            GLOBAL
                            MFS UTILITIES    AGGRESSIVE      CAPITAL                        EUROPEAN       DIVIDEND
                           (SERVICE CLASS)     EQUITY     OPPORTUNITIES  DIVIDEND GROWTH     EQUITY         GROWTH
                           --------------- -------------- -------------- --------------- -------------- --------------
ASSETS
Investments at fair value.   $1,366,792     $13,824,380    $191,502,739   $178,672,359    $56,333,150    $55,976,229
                             ----------     -----------    ------------   ------------    -----------    -----------
    Total assets..........   $1,366,792     $13,824,380    $191,502,739   $178,672,359    $56,333,150    $55,976,229
                             ==========     ===========    ============   ============    ===========    ===========
NET ASSETS
Accumulation units........   $1,366,792     $13,772,011    $189,631,677   $176,025,553    $55,825,109    $55,432,184
Contracts in payout
 (annuitization) period...           --          52,369       1,871,062      2,646,806        508,041        544,045
                             ----------     -----------    ------------   ------------    -----------    -----------
    Total net assets......   $1,366,792     $13,824,380    $191,502,739   $178,672,359    $56,333,150    $55,976,229
                             ==========     ===========    ============   ============    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........       60,344         899,439       6,094,931     13,607,948      3,653,252      6,562,278
                             ==========     ===========    ============   ============    ===========    ===========
Cost of investments.......   $1,286,830     $11,757,122    $190,690,682   $165,111,306    $63,883,512    $81,410,193
                             ==========     ===========    ============   ============    ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $    14.15     $      8.45    $       8.15   $       8.84    $      9.03    $     10.19
                             ==========     ===========    ============   ============    ===========    ===========
    Highest...............   $    19.68     $     13.47    $     110.17   $      33.95    $     43.40    $     20.56
                             ==========     ===========    ============   ============    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                           MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                              VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                               SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                                           LIMITED
                             HIGH YIELD   INCOME BUILDER  INCOME PLUS      DURATION     MONEY MARKET  S&P 500 INDEX
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $15,689,461    $15,658,155    $105,871,136   $15,794,531    $78,018,924    $35,552,349
                            -----------    -----------    ------------   -----------    -----------    -----------
    Total assets..........  $15,689,461    $15,658,155    $105,871,136   $15,794,531    $78,018,924    $35,552,349
                            ===========    ===========    ============   ===========    ===========    ===========
NET ASSETS
Accumulation units........  $15,484,938    $15,624,108    $104,347,097   $15,738,041    $76,817,021    $35,310,898
Contracts in payout
 (annuitization) period...      204,523         34,047       1,524,039        56,490      1,201,903        241,451
                            -----------    -----------    ------------   -----------    -----------    -----------
    Total net assets......  $15,689,461    $15,658,155    $105,871,136   $15,794,531    $78,018,924    $35,552,349
                            ===========    ===========    ============   ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........   13,884,479      1,629,361       9,633,406     2,014,609     78,018,924      3,506,149
                            ===========    ===========    ============   ===========    ===========    ===========
Cost of investments.......  $21,521,887    $17,807,766    $100,964,811   $18,811,009    $78,018,924    $36,394,795
                            ===========    ===========    ============   ===========    ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      5.40    $     12.50    $      13.56   $      9.43    $     10.29    $      7.59
                            ===========    ===========    ============   ===========    ===========    ===========
    Highest...............  $     20.62    $     17.54    $      39.59   $     11.18    $     25.31    $     10.17
                            ===========    ===========    ============   ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                          MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                           MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE         VARIABLE         VARIABLE
                              VARIABLE       VARIABLE       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                             INVESTMENT     INVESTMENT        SERIES           SERIES           SERIES           SERIES
                               SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------- -------------- ---------------- ---------------- ---------------- ----------------
                                                            AGGRESSIVE        CAPITAL          DIVIDEND         EUROPEAN
                                                              EQUITY       OPPORTUNITIES        GROWTH           EQUITY
                             STRATEGIST     UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                           -------------- -------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value.  $128,785,738   $62,829,902     $16,328,634      $61,676,867      $60,772,058      $18,682,069
                            ------------   -----------     -----------      -----------      -----------      -----------
    Total assets..........  $128,785,738   $62,829,902     $16,328,634      $61,676,867      $60,772,058      $18,682,069
                            ============   ===========     ===========      ===========      ===========      ===========
NET ASSETS
Accumulation units........  $126,616,500   $61,806,403     $16,328,634      $61,648,273      $60,716,696      $18,636,130
Contracts in payout
 (annuitization) period...     2,169,238     1,023,499              --           28,594           55,362           45,939
                            ------------   -----------     -----------      -----------      -----------      -----------
    Total net assets......  $128,785,738   $62,829,902     $16,328,634      $61,676,867      $60,772,058      $18,682,069
                            ============   ===========     ===========      ===========      ===========      ===========
FUND SHARE
 INFORMATION
Number of shares..........    10,385,947     7,238,468       1,082,801        1,976,189        4,642,632        1,217,073
                            ============   ===========     ===========      ===========      ===========      ===========
Cost of investments.......  $152,149,903   $94,521,265     $12,176,452      $48,619,327      $61,801,467      $21,096,295
                            ============   ===========     ===========      ===========      ===========      ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      11.26   $      9.03     $      7.96      $      7.58      $      8.39      $      8.55
                            ============   ===========     ===========      ===========      ===========      ===========
    Highest...............  $      48.37   $     33.53     $     17.31      $     15.89      $     11.72      $     15.61
                            ============   ===========     ===========      ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                         MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                            VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                           INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                             SERIES           SERIES           SERIES           SERIES           SERIES           SERIES
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                          SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                             GLOBAL                                                             LIMITED
                        DIVIDEND GROWTH     HIGH YIELD     INCOME BUILDER    INCOME PLUS        DURATION       MONEY MARKET
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                        ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair
 value.................   $29,257,367      $15,525,927      $15,100,285      $144,625,064     $58,968,132      $78,126,161
                          -----------      -----------      -----------      ------------     -----------      -----------
    Total assets.......   $29,257,367      $15,525,927      $15,100,285      $144,625,064     $58,968,132      $78,126,161
                          ===========      ===========      ===========      ============     ===========      ===========
NET ASSETS
Accumulation units.....   $29,244,424      $15,525,927      $15,086,128      $144,486,012     $58,907,302      $78,073,439
Contracts in payout
 (annuitization)
 period................        12,943               --           14,157           139,052          60,830           52,722
                          -----------      -----------      -----------      ------------     -----------      -----------
    Total net assets...   $29,257,367      $15,525,927      $15,100,285      $144,625,064     $58,968,132      $78,126,161
                          ===========      ===========      ===========      ============     ===========      ===========
FUND SHARE
 INFORMATION
Number of shares.......     3,462,410       13,739,759        1,577,877        13,207,768       7,550,337       78,126,161
                          ===========      ===========      ===========      ============     ===========      ===========
Cost of investments....   $42,060,663      $15,813,031      $16,802,241      $137,750,198     $72,096,475      $78,126,161
                          ===========      ===========      ===========      ============     ===========      ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............   $      9.74      $      6.41      $     11.36      $      11.71     $      8.34      $      9.69
                          ===========      ===========      ===========      ============     ===========      ===========
    Highest............   $     12.97      $     15.16      $     13.73      $      15.87     $     10.11      $     11.01
                          ===========      ===========      ===========      ============     ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                         MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                            VARIABLE         VARIABLE         VARIABLE
                           INVESTMENT       INVESTMENT       INVESTMENT    NEUBERGER & BERMAN  OPPENHEIMER   OPPENHEIMER
                             SERIES           SERIES           SERIES           ADVISORS        VARIABLE      VARIABLE
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)  MANAGEMENT TRUST  ACCOUNT FUNDS ACCOUNT FUNDS
                          SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                        ---------------- ---------------- ---------------- ------------------ ------------- -------------
                                                                                                             OPPENHEIMER
                         S&P 500 INDEX      STRATEGIST       UTILITIES                         OPPENHEIMER     CAPITAL
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)    AMT PARTNERS      BALANCED    APPRECIATION
                        ---------------- ---------------- ---------------- ------------------ ------------- -------------
ASSETS
Investments at fair
 value.................   $81,763,295      $58,365,297      $17,354,345         $31,206        $2,103,113    $4,807,912
                          -----------      -----------      -----------         -------        ----------    ----------
    Total assets.......   $81,763,295      $58,365,297      $17,354,345         $31,206        $2,103,113    $4,807,912
                          ===========      ===========      ===========         =======        ==========    ==========
NET ASSETS
Accumulation units.....   $81,751,097      $58,293,719      $17,289,153         $31,206        $1,979,332    $4,807,912
Contracts in payout
 (annuitization)
 period................        12,198           71,578           65,192              --           123,781            --
                          -----------      -----------      -----------         -------        ----------    ----------
    Total net assets...   $81,763,295      $58,365,297      $17,354,345         $31,206        $2,103,113    $4,807,912
                          ===========      ===========      ===========         =======        ==========    ==========
FUND SHARE
 INFORMATION
Number of shares.......     8,111,438        4,725,935        2,008,605           3,181           204,186       130,155
                          ===========      ===========      ===========         =======        ==========    ==========
Cost of investments....   $81,921,992      $67,625,927      $25,682,113         $47,545        $2,790,975    $4,810,538
                          ===========      ===========      ===========         =======        ==========    ==========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............   $      7.08      $     10.76      $      8.17         $ 11.93        $     8.40    $     7.02
                          ===========      ===========      ===========         =======        ==========    ==========
    Highest............   $     12.35      $     14.91      $     16.68         $ 12.53        $    10.78    $    11.28
                          ===========      ===========      ===========         =======        ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                            OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                             VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                           ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------- ------------- ------------- ------------- ------------- -------------
                                          OPPENHEIMER                               OPPENHEIMER
                            OPPENHEIMER     GLOBAL      OPPENHEIMER   OPPENHEIMER   MAIN STREET   OPPENHEIMER
                             CORE BOND    SECURITIES    HIGH INCOME   MAIN STREET    SMALL CAP    MIDCAP FUND
                           ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value.  $1,637,817    $4,473,103    $  396,050    $2,417,714    $1,876,118     $738,103
                            ----------    ----------    ----------    ----------    ----------     --------
    Total assets..........  $1,637,817    $4,473,103    $  396,050    $2,417,714    $1,876,118     $738,103
                            ==========    ==========    ==========    ==========    ==========     ========
NET ASSETS
Accumulation units........  $1,637,817    $4,468,718    $  396,050    $2,403,454    $1,876,118     $738,103
Contracts in payout
 (annuitization) period...          --         4,385            --        14,260            --           --
                            ----------    ----------    ----------    ----------    ----------     --------
    Total net assets......  $1,637,817    $4,473,103    $  396,050    $2,417,714    $1,876,118     $738,103
                            ==========    ==========    ==========    ==========    ==========     ========
FUND SHARE
 INFORMATION
Number of shares..........     231,657       168,796       200,025       132,988       130,286       20,211
                            ==========    ==========    ==========    ==========    ==========     ========
Cost of investments.......  $2,381,620    $4,496,209    $1,233,974    $2,577,009    $1,728,064     $875,185
                            ==========    ==========    ==========    ==========    ==========     ========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     8.98    $    11.32    $     3.29    $     7.64    $    16.85     $   3.71
                            ==========    ==========    ==========    ==========    ==========     ========
    Highest...............  $     9.36    $    18.32    $     3.43    $    11.47    $    17.57     $   9.20
                            ==========    ==========    ==========    ==========    ==========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                            OPPENHEIMER      OPPENHEIMER      OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                             VARIABLE         VARIABLE         VARIABLE        VARIABLE         VARIABLE
                            OPPENHEIMER    ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS
                              VARIABLE    (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES
                           ACCOUNT FUNDS      ("SS"))          ("SS"))          ("SS"))         ("SS"))         ("SS"))
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------- --------------- ----------------- --------------- --------------- ----------------
                                                             OPPENHEIMER                      OPPENHEIMER
                            OPPENHEIMER     OPPENHEIMER        CAPITAL        OPPENHEIMER       GLOBAL        OPPENHEIMER
                           STRATEGIC BOND  BALANCED (SS)  APPRECIATION (SS) CORE BOND (SS)  SECURITIES (SS) HIGH INCOME (SS)
                           -------------- --------------- ----------------- --------------- --------------- ----------------
ASSETS
Investments at fair value.   $3,424,384     $17,990,414      $45,528,451      $36,231,447     $23,816,248     $15,852,017
                             ----------     -----------      -----------      -----------     -----------     -----------
    Total assets..........   $3,424,384     $17,990,414      $45,528,451      $36,231,447     $23,816,248     $15,852,017
                             ==========     ===========      ===========      ===========     ===========     ===========
NET ASSETS
Accumulation units........   $3,424,384     $17,950,693      $45,418,779      $36,217,788     $23,626,827     $15,796,807
Contracts in payout
 (annuitization) period...           --          39,721          109,672           13,659         189,421          55,210
                             ----------     -----------      -----------      -----------     -----------     -----------
    Total net assets......   $3,424,384     $17,990,414      $45,528,451      $36,231,447     $23,816,248     $15,852,017
                             ==========     ===========      ===========      ===========     ===========     ===========
FUND SHARE
 INFORMATION
Number of shares..........      646,110       1,765,497        1,242,589        5,183,326         906,250       7,965,838
                             ==========     ===========      ===========      ===========     ===========     ===========
Cost of investments.......   $3,140,012     $26,250,913      $44,851,753      $50,266,750     $25,496,512     $35,808,327
                             ==========     ===========      ===========      ===========     ===========     ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $    14.71     $      9.86      $     11.13      $      6.53     $     16.80     $      3.54
                             ==========     ===========      ===========      ===========     ===========     ===========
    Highest...............   $    16.59     $     10.91      $     12.24      $      7.04     $     18.60     $      3.92
                             ==========     ===========      ===========      ===========     ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                       OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                        VARIABLE        VARIABLE         VARIABLE        VARIABLE
                      ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS        PIMCO             PIMCO
                     (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES      VARIABLE         VARIABLE
                         ("SS"))         ("SS"))         ("SS"))          ("SS"))      INSURANCE TRUST   INSURANCE TRUST
                       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                     --------------- --------------- ---------------- --------------- ------------------ ---------------
                       OPPENHEIMER     OPPENHEIMER                      OPPENHEIMER
                          MAIN         MAIN STREET     OPPENHEIMER       STRATEGIC       FOREIGN BOND
                       STREET (SS)   SMALL CAP (SS)  MIDCAP FUND (SS)    BOND (SS)    (US DOLLAR-HEDGED)  MONEY MARKET
                     --------------- --------------- ---------------- --------------- ------------------ ---------------
ASSETS
Investments at fair
 value..............   $67,248,439     $28,859,918     $10,066,624      $99,442,185         $2,152           $23,834
                       -----------     -----------     -----------      -----------         ------           -------
    Total assets....   $67,248,439     $28,859,918     $10,066,624      $99,442,185         $2,152           $23,834
                       ===========     ===========     ===========      ===========         ======           =======
NET ASSETS
Accumulation
 units..............   $67,145,449     $28,708,816     $10,065,837      $98,686,281         $2,152           $23,834
Contracts in payout
 (annuitization)
 period.............       102,990         151,102             787          755,904             --                --
                       -----------     -----------     -----------      -----------         ------           -------
    Total net
     assets.........   $67,248,439     $28,859,918     $10,066,624      $99,442,185         $2,152           $23,834
                       ===========     ===========     ===========      ===========         ======           =======
FUND SHARE
 INFORMATION
Number of shares....     3,727,741       2,021,003         281,584       18,483,678            223            23,834
                       ===========     ===========     ===========      ===========         ======           =======
Cost of
 investments........   $73,447,918     $30,052,810     $11,827,563      $94,677,839         $2,254           $23,834
                       ===========     ===========     ===========      ===========         ======           =======
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest..........   $     11.51     $     15.46     $     10.19      $     13.49         $13.10           $ 10.56
                       ===========     ===========     ===========      ===========         ======           =======
    Highest.........   $     12.74     $     17.12     $     11.28      $     14.93         $13.10           $ 10.56
                       ===========     ===========     ===========      ===========         ======           =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                             PIMCO           PIMCO           PIMCO            PIMCO            PIMCO
                           VARIABLE        VARIABLE         VARIABLE         VARIABLE         VARIABLE         PUTNAM
                        INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST  INSURANCE TRUST  INSURANCE TRUST  VARIABLE TRUST
                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                        --------------- --------------- ---------------- ---------------- ---------------- --------------
                                           PIMCO VIT       PIMCO VIT
                                           COMMODITY        EMERGING        PIMCO VIT        PIMCO VIT      VT AMERICAN
                          PIMCO TOTAL     REALRETURN      MARKETS BOND     REAL RETURN      TOTAL RETURN     GOVERNMENT
                            RETURN         STRATEGY     (ADVISOR SHARES) (ADVISOR SHARES) (ADVISOR SHARES)     INCOME
                        --------------- --------------- ---------------- ---------------- ---------------- --------------
ASSETS
Investments at fair
 value.................     $1,150        $3,951,625       $1,467,668       $9,720,910      $33,411,430     $43,436,158
                            ------        ----------       ----------       ----------      -----------     -----------
    Total assets.......     $1,150        $3,951,625       $1,467,668       $9,720,910      $33,411,430     $43,436,158
                            ======        ==========       ==========       ==========      ===========     ===========
NET ASSETS
Accumulation units.....     $1,150        $3,951,625       $1,467,668       $9,720,910      $33,411,430     $42,957,399
Contracts in payout
 (annuitization)
 period................         --                --               --               --               --         478,759
                            ------        ----------       ----------       ----------      -----------     -----------
    Total net assets...     $1,150        $3,951,625       $1,467,668       $9,720,910      $33,411,430     $43,436,158
                            ======        ==========       ==========       ==========      ===========     ===========
FUND SHARE
 INFORMATION
Number of shares.......        106           457,364          115,747          781,424        3,087,932       3,336,110
                            ======        ==========       ==========       ==========      ===========     ===========
Cost of investments....     $1,108        $4,871,370       $1,451,958       $9,654,240      $32,391,333     $38,811,630
                            ======        ==========       ==========       ==========      ===========     ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............     $14.70        $     8.53       $    11.57       $    11.29      $     12.27     $      8.66
                            ======        ==========       ==========       ==========      ===========     ===========
    Highest............     $14.70        $     8.96       $    12.15       $    11.85      $     12.88     $     17.28
                            ======        ==========       ==========       ==========      ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------


                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                                        VT THE GEORGE        VT
                             VT CAPITAL   VT DIVERSIFIED   VT EQUITY     PUTNAM FUND    GLOBAL ASSET    VT GLOBAL
                           OPPORTUNITIES      INCOME         INCOME       OF BOSTON      ALLOCATION       EQUITY
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.   $4,415,151    $45,808,781    $103,260,552   $ 81,675,932   $32,862,698    $25,104,499
                             ----------    -----------    ------------   ------------   -----------    -----------
    Total assets..........   $4,415,151    $45,808,781    $103,260,552   $ 81,675,932   $32,862,698    $25,104,499
                             ==========    ===========    ============   ============   ===========    ===========
NET ASSETS
Accumulation units........   $4,415,151    $45,628,877    $103,033,454   $ 81,400,440   $32,833,458    $25,057,243
Contracts in payout
 (annuitization) period...           --        179,904         227,098        275,492        29,240         47,256
                             ----------    -----------    ------------   ------------   -----------    -----------
    Total net assets......   $4,415,151    $45,808,781    $103,260,552   $ 81,675,932   $32,862,698    $25,104,499
                             ==========    ===========    ============   ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........      347,650      5,655,405       8,491,822     11,993,529     2,395,240      2,495,477
                             ==========    ===========    ============   ============   ===========    ===========
Cost of investments.......   $4,887,293    $46,776,881    $ 84,062,743   $120,817,914   $34,301,029    $37,239,891
                             ==========    ===========    ============   ============   ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................   $    11.52    $     11.40    $       7.70   $       8.71   $      9.52    $      4.87
                             ==========    ===========    ============   ============   ===========    ===========
    Highest...............   $    15.82    $     16.54    $      14.62   $      10.66   $     14.15    $     10.88
                             ==========    ===========    ============   ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                 VT             VT
                               GLOBAL         GLOBAL     VT GROWTH AND    VT GROWTH
                            HEALTH CARE     UTILITIES        INCOME     OPPORTUNITIES  VT HIGH YIELD    VT INCOME
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $35,954,634    $22,485,636    $200,606,533   $11,749,862    $59,792,934    $137,452,521
                            -----------    -----------    ------------   -----------    -----------    ------------
    Total assets..........  $35,954,634    $22,485,636    $200,606,533   $11,749,862    $59,792,934    $137,452,521
                            ===========    ===========    ============   ===========    ===========    ============
NET ASSETS
Accumulation units........  $35,938,788    $22,477,518    $200,201,423   $11,706,956    $59,668,988    $136,826,527
Contracts in payout
 (annuitization) period...       15,846          8,118         405,110        42,906        123,946         625,994
                            -----------    -----------    ------------   -----------    -----------    ------------
    Total net assets......  $35,954,634    $22,485,636    $200,606,533   $11,749,862    $59,792,934    $137,452,521
                            ===========    ===========    ============   ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    2,956,796      1,676,781      13,931,009     2,447,888      9,059,536      11,175,002
                            ===========    ===========    ============   ===========    ===========    ============
Cost of investments.......  $34,317,471    $23,820,995    $296,659,503   $14,797,504    $62,651,795    $135,133,126
                            ===========    ===========    ============   ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      9.73    $     10.19    $       8.15   $      3.80    $     11.19    $      11.09
                            ===========    ===========    ============   ===========    ===========    ============
    Highest...............  $     13.62    $     19.64    $      12.74   $     11.19    $     17.86    $      15.69
                            ===========    ===========    ============   ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                                                VT             VT
                                 VT       INTERNATIONAL  INTERNATIONAL
                           INTERNATIONAL    GROWTH AND        NEW                            VT             VT
                               EQUITY         INCOME     OPPORTUNITIES   VT INVESTORS  MID CAP VALUE   MONEY MARKET
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $149,649,228   $28,222,089    $22,561,674    $71,149,717    $ 8,017,571    $142,435,735
                            ------------   -----------    -----------    -----------    -----------    ------------
    Total assets..........  $149,649,228   $28,222,089    $22,561,674    $71,149,717    $ 8,017,571    $142,435,735
                            ============   ===========    ===========    ===========    ===========    ============
NET ASSETS
Accumulation units........  $149,424,522   $28,178,188    $22,553,918    $70,995,689    $ 8,014,067    $141,767,912
Contracts in payout
 (annuitization) period...       224,706        43,901          7,756        154,028          3,504         667,823
                            ------------   -----------    -----------    -----------    -----------    ------------
    Total net assets......  $149,649,228   $28,222,089    $22,561,674    $71,149,717    $ 8,017,571    $142,435,735
                            ============   ===========    ===========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares..........    13,506,248     3,132,307      1,427,954      7,923,131        770,180     142,435,735
                            ============   ===========    ===========    ===========    ===========    ============
Cost of investments.......  $206,776,200   $41,263,857    $20,790,720    $89,170,999    $10,565,025    $142,435,735
                            ============   ===========    ===========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $       7.68   $      9.90    $      5.84    $      5.24    $     10.95    $       9.61
                            ============   ===========    ===========    ===========    ===========    ============
    Highest...............  $      15.70   $     14.67    $     12.27    $     12.66    $     14.77    $      12.05
                            ============   ===========    ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                                      THE UNIVERSAL
                               PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM     INSTITUTIONAL
                           VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- -------------- -------------- -------------- -------------- --------------
                               VT NEW                     VT SMALL CAP                                VAN KAMPEN UIF
                           OPPORTUNITIES   VT RESEARCH       VALUE         VT VISTA      VT VOYAGER   CAPITAL GROWTH
                           -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $57,927,255    $35,684,218    $55,215,629    $47,351,082    $161,418,353   $30,116,187
                            -----------    -----------    -----------    -----------    ------------   -----------
    Total assets..........  $57,927,255    $35,684,218    $55,215,629    $47,351,082    $161,418,353   $30,116,187
                            ===========    ===========    ===========    ===========    ============   ===========
NET ASSETS
Accumulation units........  $57,755,443    $35,597,902    $55,159,896    $47,281,533    $161,078,641   $30,070,890
Contracts in payout
 (annuitization) period...      171,812         86,316         55,733         69,549         339,712        45,297
                            -----------    -----------    -----------    -----------    ------------   -----------
    Total net assets......  $57,927,255    $35,684,218    $55,215,629    $47,351,082    $161,418,353   $30,116,187
                            ===========    ===========    ===========    ===========    ============   ===========
FUND SHARE
 INFORMATION
Number of shares..........    3,391,525      3,395,263      5,033,330      4,106,772       4,982,048     1,785,192
                            ===========    ===========    ===========    ===========    ============   ===========
Cost of investments.......  $84,089,762    $40,780,405    $77,314,124    $52,934,545    $182,445,066   $26,778,416
                            ===========    ===========    ===========    ===========    ============   ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $      4.07    $      6.45    $     10.28    $      4.70    $       6.01   $      7.04
                            ===========    ===========    ===========    ===========    ============   ===========
    Highest...............  $     14.16    $     12.61    $     19.72    $     13.89    $      14.71   $     13.10
                            ===========    ===========    ===========    ===========    ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                           THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL  THE UNIVERSAL
                           INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL
                            FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   FUNDS, INC.    FUNDS, INC.    FUNDS, INC.
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ------------- -------------- ------------- -------------- -------------- --------------
                            VAN KAMPEN
                             UIF CORE      VAN KAMPEN    VAN KAMPEN                  VAN KAMPEN UIF
                            PLUS FIXED    UIF EMERGING   UIF GLOBAL     VAN KAMPEN   INTERNATIONAL  VAN KAMPEN UIF
                              INCOME     MARKETS EQUITY VALUE EQUITY  UIF HIGH YIELD     MAGNUM     MID CAP GROWTH
                           ------------- -------------- ------------- -------------- -------------- --------------
ASSETS
Investments at fair value.  $1,237,293    $36,844,786      $19,150        $5,844      $19,324,129    $21,180,487
                            ----------    -----------      -------        ------      -----------    -----------
    Total assets..........  $1,237,293    $36,844,786      $19,150        $5,844      $19,324,129    $21,180,487
                            ==========    ===========      =======        ======      ===========    ===========
NET ASSETS
Accumulation units........  $1,237,293    $36,736,969      $19,150        $5,844      $19,258,745    $21,138,175
Contracts in payout
 (annuitization) period...          --        107,817           --            --           65,384         42,312
                            ----------    -----------      -------        ------      -----------    -----------
    Total net assets......  $1,237,293    $36,844,786      $19,150        $5,844      $19,324,129    $21,180,487
                            ==========    ===========      =======        ======      ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........     124,601      2,832,036        2,645           496        2,193,431      2,312,280
                            ==========    ===========      =======        ======      ===========    ===========
Cost of investments.......  $1,327,560    $37,062,051      $30,754        $3,802      $24,321,257    $22,484,672
                            ==========    ===========      =======        ======      ===========    ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest................  $    11.03    $     16.07      $  9.22        $14.83      $      8.97    $     14.24
                            ==========    ===========      =======        ======      ===========    ===========
    Highest...............  $    14.07    $     27.64      $ 11.47        $14.83      $     13.01    $     17.48
                            ==========    ===========      =======        ======      ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                        THE UNIVERSAL THE UNIVERSAL
                           THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL   THE UNIVERSAL    INSTITUTIONAL INSTITUTIONAL
                           INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL   INSTITUTIONAL     FUNDS, INC.   FUNDS, INC.
                            FUNDS, INC.   FUNDS, INC.   FUNDS, INC.  FUNDS, INC. (CLASS  (CLASS II)     (CLASS II)
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   II) SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------- ------------- ------------- ------------------ ------------- --------------
                            VAN KAMPEN                                                   VAN KAMPEN     VAN KAMPEN
                             UIF U.S.     VAN KAMPEN                   VAN KAMPEN UIF   UIF EMERGING   UIF EMERGING
                              MID CAP      UIF U.S.     VAN KAMPEN     CAPITAL GROWTH   MARKETS DEBT  MARKETS EQUITY
                               VALUE      REAL ESTATE    UIF VALUE       (CLASS II)      (CLASS II)     (CLASS II)
                           ------------- ------------- ------------- ------------------ ------------- --------------
ASSETS
Investments at fair value.  $60,411,326   $23,486,665    $ 74,168       $10,007,807      $22,074,847   $18,635,039
                            -----------   -----------    --------       -----------      -----------   -----------
    Total assets..........  $60,411,326   $23,486,665    $ 74,168       $10,007,807      $22,074,847   $18,635,039
                            ===========   ===========    ========       ===========      ===========   ===========
NET ASSETS
Accumulation units........  $60,271,488   $23,444,291    $ 74,168       $10,007,633      $21,980,180   $18,634,051
Contracts in payout
 (annuitization) period...      139,838        42,374          --               174           94,667           988
                            -----------   -----------    --------       -----------      -----------   -----------
    Total net assets......  $60,411,326   $23,486,665    $ 74,168       $10,007,807      $22,074,847   $18,635,039
                            ===========   ===========    ========       ===========      ===========   ===========
FUND SHARE
 INFORMATION
Number of shares..........    5,720,769     2,313,957       8,777           601,792        2,863,145     1,435,673
                            ===========   ===========    ========       ===========      ===========   ===========
Cost of investments.......  $78,873,676   $33,440,901    $100,614       $ 8,211,528      $23,462,300   $20,238,496
                            ===========   ===========    ========       ===========      ===========   ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     10.83   $     15.32    $  10.10       $     11.34      $     15.43   $     29.46
                            ===========   ===========    ========       ===========      ===========   ===========
    Highest...............  $     17.43   $     26.22    $  13.47       $     14.20      $     20.79   $     32.18
                            ===========   ===========    ========       ===========      ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                           THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                           INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                            FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                             (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)     (CLASS II)
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------- ------------- ------------- ------------- -------------- --------------
                                                         VAN KAMPEN
                             VAN KAMPEN    VAN KAMPEN     UIF INT'L    VAN KAMPEN   VAN KAMPEN UIF VAN KAMPEN UIF
                           UIF EQUITY AND  UIF GLOBAL      GROWTH      UIF MID CAP  SMALL COMPANY   U.S. MID CAP
                               INCOME       FRANCHISE      EQUITY        GROWTH         GROWTH         VALUE
                             (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)     (CLASS II)
                           -------------- ------------- ------------- ------------- -------------- --------------
ASSETS
Investments at fair value.  $50,480,301    $74,017,302   $4,036,403    $34,343,482   $14,681,958    $46,473,474
                            -----------    -----------   ----------    -----------   -----------    -----------
    Total assets..........  $50,480,301    $74,017,302   $4,036,403    $34,343,482   $14,681,958    $46,473,474
                            ===========    ===========   ==========    ===========   ===========    ===========
NET ASSETS
Accumulation units........  $50,223,608    $73,585,548   $4,036,403    $34,323,571   $14,634,012    $46,400,902
Contracts in payout
 (annuitization) period...      256,693        431,754           --         19,911        47,946         72,572
                            -----------    -----------   ----------    -----------   -----------    -----------
    Total net assets......  $50,480,301    $74,017,302   $4,036,403    $34,343,482   $14,681,958    $46,473,474
                            ===========    ===========   ==========    ===========   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares..........    3,943,774      5,620,144      479,383      3,782,322     1,101,422      4,426,045
                            ===========    ===========   ==========    ===========   ===========    ===========
Cost of investments.......  $52,180,941    $81,361,451   $4,399,310    $39,361,043   $15,482,782    $63,796,086
                            ===========    ===========   ==========    ===========   ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     11.24    $     13.17   $     7.92    $      9.23   $     15.47    $     11.63
                            ===========    ===========   ==========    ===========   ===========    ===========
    Highest...............  $     14.19    $     17.57   $     8.31    $     19.36   $     17.02    $     16.88
                            ===========    ===========   ==========    ===========   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                  VAN KAMPEN    VAN KAMPEN
                           THE UNIVERSAL   VAN KAMPEN   VAN KAMPEN  VAN KAMPEN       LIFE          LIFE
                           INSTITUTIONAL      LIFE         LIFE        LIFE       INVESTMENT    INVESTMENT
                            FUNDS, INC.    INVESTMENT   INVESTMENT  INVESTMENT      TRUST         TRUST
                            (CLASS II)       TRUST         TRUST       TRUST      (CLASS II)    (CLASS II)
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ------------- -------------- ----------- ----------- -------------- ------------
                            VAN KAMPEN
                             UIF U.S.                                                LIT
                            REAL ESTATE       LIT           LIT         LIT     CAPITAL GROWTH LIT COMSTOCK
                            (CLASS II)   CAPITAL GROWTH  COMSTOCK   GOVERNMENT    (CLASS II)    (CLASS II)
                           ------------- -------------- ----------- ----------- -------------- ------------
ASSETS
Investments at fair value.  $51,314,158   $26,375,811   $40,418,291  $901,736    $36,583,935   $162,469,630
                            -----------   -----------   -----------  --------    -----------   ------------
    Total assets..........  $51,314,158   $26,375,811   $40,418,291  $901,736    $36,583,935   $162,469,630
                            ===========   ===========   ===========  ========    ===========   ============
NET ASSETS
Accumulation units........  $51,107,500   $26,259,496   $40,294,321  $901,736    $36,505,626   $162,284,356
Contracts in payout
 (annuitization) period...      206,658       116,315       123,970        --         78,309        185,274
                            -----------   -----------   -----------  --------    -----------   ------------
    Total net assets......  $51,314,158   $26,375,811   $40,418,291  $901,736    $36,583,935   $162,469,630
                            ===========   ===========   ===========  ========    ===========   ============
FUND SHARE
 INFORMATION
Number of shares..........    5,075,584       929,708     3,997,853   102,821      1,306,103     16,086,102
                            ===========   ===========   ===========  ========    ===========   ============
Cost of investments.......  $74,490,420   $31,108,440   $47,417,784  $940,623    $32,761,805   $189,542,344
                            ===========   ===========   ===========  ========    ===========   ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................  $     15.59   $      4.48   $     10.46  $  11.83    $      6.91   $       9.56
                            ===========   ===========   ===========  ========    ===========   ============
    Highest...............  $     19.45   $     13.17   $     13.32  $  12.20    $     12.72   $      13.23
                            ===========   ===========   ===========  ========    ===========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                   VAN KAMPEN   VAN KAMPEN
                                                      LIFE         LIFE
                                                   INVESTMENT   INVESTMENT
                                                     TRUST         TRUST
                                                   (CLASS II)   (CLASS II)
                                                  SUB-ACCOUNT   SUB-ACCOUNT
                                                 -------------- -----------
                                                 LIT GROWTH AND LIT MID CAP
                                                     INCOME       GROWTH
                                                   (CLASS II)   (CLASS II)
                                                 -------------- -----------
     ASSETS
     Investments at fair value..................  $ 92,401,716  $12,940,813
                                                  ------------  -----------
         Total assets...........................  $ 92,401,716  $12,940,813
                                                  ============  ===========
     NET ASSETS
     Accumulation units.........................  $ 92,179,850  $12,925,625
     Contracts in payout (annuitization) period.       221,866       15,188
                                                  ------------  -----------
         Total net assets.......................  $ 92,401,716  $12,940,813
                                                  ============  ===========
     FUND SHARE INFORMATION
     Number of shares...........................     5,637,689    4,056,681
                                                  ============  ===========
     Cost of investments........................  $100,317,072  $16,678,165
                                                  ============  ===========
     ACCUMULATION UNIT FAIR VALUE
         Lowest.................................  $      13.02  $     10.99
                                                  ============  ===========
         Highest................................  $      15.57  $     15.58
                                                  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                  AST                                             AST         AST
                                               ACADEMIC                   AST         AST      ALLIANCE    AMERICAN
                                              STRATEGIES      AST     AGGRESSIVE   ALLIANCE    BERNSTEIN    CENTURY
                                                 ASSET     ADVANCED      ASSET     BERNSTEIN   GROWTH &    INCOME &
                                              ALLOCATION  STRATEGIES  ALLOCATION  CORE VALUE    INCOME      GROWTH
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $  146,836   $  54,588   $  1,342     $  954     $    436     $  258
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (93,617)    (25,548)    (1,282)      (239)        (218)      (125)
    Administrative expense...................     (8,947)     (2,605)      (138)       (34)         (24)       (14)
                                              ----------   ---------   --------     ------     --------     ------
    Net investment income (loss).............     44,272      26,435        (78)       681          194        119
                                              ----------   ---------   --------     ------     --------     ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  2,661,663     723,264     31,201      1,146       15,412      7,712
    Cost of investments sold.................  3,268,951     823,780     43,698      1,915       33,008      8,691
                                              ----------   ---------   --------     ------     --------     ------
       Realized gains (losses) on fund
        shares...............................   (607,288)   (100,516)   (12,497)      (769)     (17,596)      (979)
Realized gain distributions..................         --          --         --         --           --         --
                                              ----------   ---------   --------     ------     --------     ------
    Net realized gains (losses)..............   (607,288)   (100,516)   (12,497)      (769)     (17,596)      (979)
Change in unrealized gains (losses)..........  1,664,740     463,192     34,096      4,694       17,574      1,997
                                              ----------   ---------   --------     ------     --------     ------
    Net realized and unrealized gains
     (losses) on investments.................  1,057,452     362,676     21,599      3,925          (22)     1,018
                                              ----------   ---------   --------     ------     --------     ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $1,101,724   $ 389,111   $ 21,521     $4,606     $    172     $1,137
                                              ==========   =========   ========     ======     ========     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT PUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                  AST         AST
                                                  AST         AST         AST         AST       CAPITAL       CLS
                                               BALANCED      BOND        BOND        BOND       GROWTH      GROWTH
                                                 ASSET     PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET       ASSET
                                              ALLOCATION     2018        2019      2020 (A)   ALLOCATION  ALLOCATION
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $   95,364   $   3,181   $  1,136     $   --    $   96,131    $   846
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (81,593)    (16,567)    (4,922)        (9)      (73,097)    (1,615)
    Administrative expense...................     (9,120)     (1,768)      (464)        (1)       (7,203)      (210)
                                              ----------   ---------   --------     ------    ----------    -------
    Net investment income (loss).............      4,651     (15,154)    (4,250)       (10)       15,831       (979)
                                              ----------   ---------   --------     ------    ----------    -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  2,720,844     899,085    473,198      1,688     2,573,714     70,919
    Cost of investments sold.................  2,998,892     863,873    470,788      1,711     2,969,969     73,072
                                              ----------   ---------   --------     ------    ----------    -------
       Realized gains (losses) on fund
        shares...............................   (278,048)     35,212      2,410        (23)     (396,255)    (2,153)
Realized gain distributions..................         --      32,585        292         --            --         --
                                              ----------   ---------   --------     ------    ----------    -------
    Net realized gains (losses)..............   (278,048)     67,797      2,702        (23)     (396,255)    (2,153)
Change in unrealized gains (losses)..........  1,459,784    (132,716)    (9,053)       (90)    1,368,203     44,689
                                              ----------   ---------   --------     ------    ----------    -------
    Net realized and unrealized gains
     (losses) on investments.................  1,181,736     (64,919)    (6,351)      (113)      971,948     42,536
                                              ----------   ---------   --------     ------    ----------    -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $1,186,387   $ (80,073)  $(10,601)    $ (123)   $  987,779    $41,557
                                              ==========   =========   ========     ======    ==========    =======

--------
(a)For the period beginning January 2, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED     ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES       SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- ------------
                                                  AST                                                         AST
                                                  CLS         AST         AST         AST         AST     FIRST TRUST
                                               MODERATE     COHEN &      DEAM      FEDERATED  FIRST TRUST   CAPITAL
                                                 ASSET      STEERS     LARGE-CAP  AGGRESSIVE   BALANCED   APPRECIATION
                                              ALLOCATION    REALTY       VALUE      GROWTH      TARGET       TARGET
                                              ----------- ----------- ----------- ----------- ----------- ------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  4,717     $  760      $  133      $    27   $   83,634   $  188,198
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............   (18,042)      (351)       (165)        (144)     (31,377)    (125,651)
    Administrative expense...................    (1,894)       (37)        (21)         (18)      (3,221)     (11,536)
                                               --------     ------      ------      -------   ----------   ----------
    Net investment income (loss).............   (15,219)       372         (53)        (135)      49,036       51,011
                                               --------     ------      ------      -------   ----------   ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   340,336      1,815       2,207        6,258    1,593,314    4,179,040
    Cost of investments sold.................   346,776      2,598       2,313        8,186    1,758,233    4,848,322
                                               --------     ------      ------      -------   ----------   ----------
       Realized gains (losses) on fund
        shares...............................    (6,440)      (783)       (106)      (1,928)    (164,919)    (669,282)
Realized gain distributions..................        --         --          --           --           --           --
                                               --------     ------      ------      -------   ----------   ----------
    Net realized gains (losses)..............    (6,440)      (783)       (106)      (1,928)    (164,919)    (669,282)
Change in unrealized gains (losses)..........   296,362      8,470       2,578        5,219      539,924    2,078,860
                                               --------     ------      ------      -------   ----------   ----------
    Net realized and unrealized gains
     (losses) on investments.................   289,922      7,687       2,472        3,291      375,005    1,409,578
                                               --------     ------      ------      -------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $274,703     $8,059      $2,419      $ 3,156   $  424,041   $1,460,589
                                               ========     ======      ======      =======   ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                ADVANCED     ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                 SERIES       SERIES       SERIES      SERIES      SERIES      SERIES
                                                  TRUST        TRUST       TRUST        TRUST       TRUST       TRUST
                                               SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ------------- ----------- ------------ ----------- ----------- -----------
                                                                            AST          AST         AST
                                                   AST                    GOLDMAN      GOLDMAN     GOLDMAN
                                                  FOCUS         AST        SACHS        SACHS       SACHS
                                                FOUR PLUS     GLOBAL    CONCENTRATED   MID-CAP    SMALL-CAP      AST
                                              PORTFOLIO (B) REAL ESTATE    GROWTH      GROWTH       VALUE    HIGH YIELD
                                              ------------- ----------- ------------ ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................    $    12       $ 39       $    --      $    --      $ 30       $ 2,524
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............       (197)       (13)         (449)        (473)      (22)         (507)
    Administrative expense...................        (24)        (2)          (61)         (65)       (3)          (73)
                                                 -------       ----       -------      -------      ----       -------
    Net investment income (loss).............       (209)        24          (510)        (538)        5         1,944
                                                 -------       ----       -------      -------      ----       -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     37,536        434         8,905        3,865        26        34,000
    Cost of investments sold.................     33,385        300         9,511        7,044        34        31,688
                                                 -------       ----       -------      -------      ----       -------
       Realized gains (losses) on fund
        shares...............................      4,151        134          (606)      (3,179)       (8)        2,312
Realized gain distributions..................         --         --            --           --        --            --
                                                 -------       ----       -------      -------      ----       -------
    Net realized gains (losses)..............      4,151        134          (606)      (3,179)       (8)        2,312
Change in unrealized gains (losses)..........       (422)       476        17,903       22,626       534        11,002
                                                 -------       ----       -------      -------      ----       -------
    Net realized and unrealized gains
     (losses) on investments.................      3,729        610        17,297       19,447       526        13,314
                                                 -------       ----       -------      -------      ----       -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................    $ 3,520       $634       $16,787      $18,909      $531       $15,258
                                                 =======       ====       =======      =======      ====       =======

--------
(b)For the period beginning January 1, 2009 and ended November 13, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED     ADVANCED      ADVANCED     ADVANCED      ADVANCED
                                                SERIES      SERIES       SERIES        SERIES       SERIES        SERIES
                                                 TRUST       TRUST        TRUST         TRUST        TRUST         TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                              ----------- ----------- ------------- ------------- -----------  -------------
                                                  AST         AST
                                                HORIZON     HORIZON                                   AST           AST
                                                GROWTH     MODERATE        AST           AST      INVESTMENT     JPMORGAN
                                                 ASSET       ASSET    INTERNATIONAL INTERNATIONAL    GRADE     INTERNATIONAL
                                              ALLOCATION  ALLOCATION     GROWTH         VALUE        BOND         EQUITY
                                              ----------- ----------- ------------- ------------- -----------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $   432    $    965     $  1,273       $ 1,710    $   144,544    $  1,364
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (1,440)     (4,572)        (750)         (797)      (141,802)       (385)
    Administrative expense...................      (166)       (546)        (101)         (106)       (16,235)        (50)
                                                -------    --------     --------       -------    -----------    --------
    Net investment income (loss).............    (1,174)     (4,153)         422           807        (13,493)        929
                                                -------    --------     --------       -------    -----------    --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    79,882     185,289       16,126         7,837     19,662,592      17,926
    Cost of investments sold.................    80,976     187,516       31,149        16,286     18,315,422      34,981
                                                -------    --------     --------       -------    -----------    --------
       Realized gains (losses) on fund
        shares...............................    (1,094)     (2,227)     (15,023)       (8,449)     1,347,170     (17,055)
Realized gain distributions..................        --          --           --            --        166,487          --
                                                -------    --------     --------       -------    -----------    --------
    Net realized gains (losses)..............    (1,094)     (2,227)     (15,023)       (8,449)     1,513,657     (17,055)
Change in unrealized gains (losses)..........    25,182      75,973       34,197        24,730       (434,599)     22,548
                                                -------    --------     --------       -------    -----------    --------
    Net realized and unrealized gains
     (losses) on investments.................    24,088      73,746       19,174        16,281      1,079,058       5,493
                                                -------    --------     --------       -------    -----------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $22,914    $ 69,593     $ 19,596       $17,088    $ 1,065,565    $  6,422
                                                =======    ========     ========       =======    ===========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                              AST         AST
                                                  AST     LORD ABBETT   MARSICO       AST         AST         AST
                                               LARGE-CAP     BOND-      CAPITAL   MFS GLOBAL      MFS       MID-CAP
                                                 VALUE     DEBENTURE    GROWTH      EQUITY      GROWTH       VALUE
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $  186      $ 2,464     $   417    $  1,950     $   23      $  255
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............      (85)        (394)       (558)       (811)      (117)       (188)
    Administrative expense...................       (9)         (58)        (71)       (102)       (18)        (25)
                                                ------      -------     -------    --------     ------      ------
    Net investment income (loss).............       92        2,012        (212)      1,037       (112)         42
                                                ------      -------     -------    --------     ------      ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................      108        1,747       1,219      62,868        565         231
    Cost of investments sold.................      214        2,054       1,865      80,238        617         250
                                                ------      -------     -------    --------     ------      ------
       Realized gains (losses) on fund
        shares...............................     (106)        (307)       (646)    (17,370)       (52)        (19)
Realized gain distributions..................       --           --          --          --         --          --
                                                ------      -------     -------    --------     ------      ------
    Net realized gains (losses)..............     (106)        (307)       (646)    (17,370)       (52)        (19)
Change in unrealized gains (losses)..........    1,146        9,248      12,968      33,612      3,015       5,465
                                                ------      -------     -------    --------     ------      ------
    Net realized and unrealized gains
     (losses) on investments.................    1,040        8,941      12,322      16,242      2,963       5,446
                                                ------      -------     -------    --------     ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $1,132      $10,953     $12,110    $ 17,279     $2,851      $5,488
                                                ======      =======     =======    ========     ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                              AST                                 AST
                                                           NEUBERGER      AST         AST       NIEMANN       AST
                                                           BERMAN /    NEUBERGER   NEUBERGER    CAPITAL   PARAMETRIC
                                                  AST         LSV       BERMAN      BERMAN      GROWTH     EMERGING
                                                 MONEY      MID-CAP     MID-CAP    SMALL-CAP     ASSET      MARKETS
                                                MARKET       VALUE      GROWTH      GROWTH    ALLOCATION    EQUITY
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends.................................... $    3,071    $   644     $   --      $   --     $    833     $   161
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (15,957)      (348)      (284)        (69)      (2,398)       (255)
    Administrative expense...................     (1,926)       (44)       (40)         (9)        (270)        (31)
                                              ----------    -------     ------      ------     --------     -------
    Net investment income (loss).............    (14,812)       252       (324)        (78)      (1,835)       (125)
                                              ----------    -------     ------      ------     --------     -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................  1,528,696      7,668      3,371       1,085      153,400      10,955
    Cost of investments sold.................  1,528,696     10,476      3,839       1,609      150,839       8,688
                                              ----------    -------     ------      ------     --------     -------
       Realized gains (losses) on fund
        shares...............................         --     (2,808)      (468)       (524)       2,561       2,267
Realized gain distributions..................         --         --         --          --           --          --
                                              ----------    -------     ------      ------     --------     -------
    Net realized gains (losses)..............         --     (2,808)      (468)       (524)       2,561       2,267
Change in unrealized gains (losses)..........         --     12,710      7,624       1,806       36,803       7,579
                                              ----------    -------     ------      ------     --------     -------
    Net realized and unrealized gains
     (losses) on investments.................         --      9,902      7,156       1,282       39,364       9,846
                                              ----------    -------     ------      ------     --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS...................... $  (14,812)   $10,154     $6,832      $1,204     $ 37,529     $ 9,721
                                              ==========    =======     ======      ======     ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED     ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES       SERIES       SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST        TRUST        TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ------------ ------------ ----------- ----------- -----------
                                                  AST                                               AST
                                                 PIMCO        AST          AST          AST      SCHRODERS
                                                LIMITED      PIMCO     PRESERVATION   QMA US    MULTI-ASSET     AST
                                               MATURITY   TOTAL RETURN    ASSET       EQUITY       WORLD     SMALL-CAP
                                                 BOND         BOND      ALLOCATION     ALPHA    STRATEGIES    GROWTH
                                              ----------- ------------ ------------ ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  8,292     $  8,042    $   97,823   $  1,454    $ 10,312     $    1
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (1,860)      (2,322)     (100,506)      (667)     (9,141)       (17)
    Administrative expense...................      (243)        (269)      (10,956)       (81)       (914)        (2)
                                               --------     --------    ----------   --------    --------     ------
    Net investment income (loss).............     6,189        5,451       (13,639)       706         257        (18)
                                               --------     --------    ----------   --------    --------     ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   102,652      154,054     3,263,178     60,330     419,268      1,168
    Cost of investments sold.................   101,710      161,068     3,302,183     76,273     416,382      1,208
                                               --------     --------    ----------   --------    --------     ------
       Realized gains (losses) on fund
        shares...............................       942       (7,014)      (39,005)   (15,943)      2,886        (40)
Realized gain distributions..................    11,319       13,307            --         --          --         --
                                               --------     --------    ----------   --------    --------     ------
    Net realized gains (losses)..............    12,261        6,293       (39,005)   (15,943)      2,886        (40)
Change in unrealized gains (losses)..........    (5,162)      12,621     1,391,623     23,979     158,744        535
                                               --------     --------    ----------   --------    --------     ------
    Net realized and unrealized gains
     (losses) on investments.................     7,099       18,914     1,352,618      8,036     161,630        495
                                               --------     --------    ----------   --------    --------     ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $ 13,288     $ 24,365    $1,338,979   $  8,742    $161,887     $  477
                                               ========     ========    ==========   ========    ========     ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                           ADVANCED     ADVANCED      ADVANCED      ADVANCED      ADVANCED     ADVANCED
                                            SERIES       SERIES        SERIES        SERIES        SERIES       SERIES
                                             TRUST        TRUST         TRUST         TRUST         TRUST        TRUST
                                          SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                          ----------- ------------- ------------- ------------- ------------- -----------
                                                           AST                         AST           AST
                                              AST     T. ROWE PRICE      AST      T. ROWE PRICE T. ROWE PRICE     AST
                                           SMALL-CAP      ASSET     T. ROWE PRICE   LARGE-CAP      NATURAL    UBS DYNAMIC
                                             VALUE     ALLOCATION    GLOBAL BOND     GROWTH       RESOURCES      ALPHA
                                          ----------- ------------- ------------- ------------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    347    $   95,095      $5,750        $    --      $  1,544    $   23,879
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........      (270)      (59,994)       (990)          (324)       (1,338)      (38,815)
    Administrative expense...............       (33)       (6,087)       (124)           (40)         (157)       (4,000)
                                           --------    ----------      ------        -------      --------    ----------
    Net investment income (loss).........        44        29,014       4,636           (364)           49       (18,936)
                                           --------    ----------      ------        -------      --------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    14,306     1,506,224       6,586          3,558        30,715     2,001,004
    Cost of investments sold.............    25,117     1,741,558       6,959          5,559        46,079     2,119,144
                                           --------    ----------      ------        -------      --------    ----------
       Realized gains (losses) on
        fund shares......................   (10,811)     (235,334)       (373)        (2,001)      (15,364)     (118,140)
Realized gain distributions..............        --            --       3,891             --        33,221       202,086
                                           --------    ----------      ------        -------      --------    ----------
    Net realized gains (losses)..........   (10,811)     (235,334)      3,518         (2,001)       17,857        83,946
Change in unrealized gains (losses)......    13,916     1,028,477          67         13,004        22,540       433,391
                                           --------    ----------      ------        -------      --------    ----------
    Net realized and unrealized gains
     (losses) on investments.............     3,105       793,143       3,585         11,003        40,397       517,337
                                           --------    ----------      ------        -------      --------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $  3,149    $  822,157      $8,221        $10,639      $ 40,446    $  498,401
                                           ========    ==========      ======        =======      ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               ADVANCED     ADVANCED      ADVANCED       ADVANCED      ADVANCED    ADVANCED
                                                SERIES       SERIES        SERIES         SERIES        SERIES      SERIES
                                                 TRUST       TRUST         TRUST           TRUST         TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ------------ -------------- --------------- ----------- -----------
                                                  AST       FRANKLIN
                                                WESTERN    TEMPLETON                                    PROFUND     PROFUND
                                              ASSET CORE  VIP FOUNDING    PROFUND         PROFUND         VP          VP
                                                 PLUS        FUNDS           VP             VP         LARGE-CAP    MID-CAP
                                               BOND (C)    ALLOCATION  FINANCIALS (D) HEALTH CARE (D)  VALUE (E)   VALUE (D)
                                              ----------- ------------ -------------- --------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................    $ --      $   70,689      $   --         $   --       $  2,393     $   36
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............      --         (27,028)        (25)           (20)          (865)       (35)
    Administrative expense...................      --          (3,215)         (3)            (2)           (67)        (3)
                                                 ----      ----------      ------         ------       --------     ------
    Net investment income (loss).............      --          40,446         (28)           (22)         1,461         (2)
                                                 ----      ----------      ------         ------       --------     ------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     168       1,466,068       4,926          3,448        186,409         38
    Cost of investments sold.................     168       1,609,260       2,779          2,778        176,251         28
                                                 ----      ----------      ------         ------       --------     ------
       Realized gains (losses) on fund
        shares...............................      --        (143,192)      2,147            670         10,158         10
Realized gain distributions..................      --              --          --             --             --         --
                                                 ----      ----------      ------         ------       --------     ------
    Net realized gains (losses)..............      --        (143,192)      2,147            670         10,158         10
Change in unrealized gains (losses)..........      --         648,973          --             --          2,680      1,362
                                                 ----      ----------      ------         ------       --------     ------
    Net realized and unrealized gains
     (losses) on investments.................      --         505,781       2,147            670         12,838      1,372
                                                 ----      ----------      ------         ------       --------     ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................    $ --      $  546,227      $2,119         $  648       $ 14,299     $1,370
                                                 ====      ==========      ======         ======       ========     ======

--------
(c)For the period beginning January 7, 2009 and ended December 31, 2009
(d)For the period beginning February 27, 2009 and ended December 31, 2009
(e)For the period beginning July 10, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                            ADVANCED      ADVANCED     AIM VARIABLE  AIM VARIABLE AIM VARIABLE AIM VARIABLE
                                             SERIES        SERIES       INSURANCE     INSURANCE    INSURANCE    INSURANCE
                                              TRUST         TRUST         FUNDS         FUNDS        FUNDS        FUNDS
                                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                          ------------- ------------- -------------- ------------ ------------ ------------
                                             PROFUND
                                               VP          PROFUND                                 AIM V. I.    AIM V. I.
                                           TELECOMMUNI       VP         AIM V. I.     AIM V. I.     CAPITAL      CAPITAL
                                          - CATIONS (D) UTILITIES (F) BASIC BALANCED BASIC VALUE  APPRECIATION DEVELOPMENT
                                          ------------- ------------- -------------- ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................    $   --        $  959      $   925,687   $   141,333  $   448,491   $       --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........       (20)         (167)        (237,363)     (117,826)    (978,711)    (118,168)
    Administrative expense...............        (2)          (19)         (18,509)       (9,167)     (72,381)      (9,044)
                                             ------        ------      -----------   -----------  -----------   ----------
    Net investment income (loss).........       (22)          773          669,815        14,340     (602,601)    (127,212)
                                             ------        ------      -----------   -----------  -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     3,140           845        5,105,943     2,883,808   13,754,590    2,331,873
    Cost of investments sold.............     2,778           815        7,333,384     4,941,978   19,954,604    3,204,743
                                             ------        ------      -----------   -----------  -----------   ----------
       Realized gains (losses) on
        fund shares......................       362            30       (2,227,441)   (2,058,170)  (6,200,014)    (872,870)
Realized gain distributions..............        --            --               --            --           --           --
                                             ------        ------      -----------   -----------  -----------   ----------
    Net realized gains (losses)..........       362            30       (2,227,441)   (2,058,170)  (6,200,014)    (872,870)
Change in unrealized gains (losses)......        --         2,368        6,757,038     5,608,725   19,619,234    4,118,822
                                             ------        ------      -----------   -----------  -----------   ----------
    Net realized and unrealized gains
     (losses) on investments.............       362         2,398        4,529,597     3,550,555   13,419,220    3,245,952
                                             ------        ------      -----------   -----------  -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................    $  340        $3,171      $ 5,199,412   $ 3,564,895  $12,816,619   $3,118,740
                                             ======        ======      ===========   ===========  ===========   ==========

--------
(d)For the period beginning February 27, 2009 and ended December 31, 2009
(f)For the period beginning March 06, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE  AIM VARIABLE
                                           INSURANCE    INSURANCE    INSURANCE    INSURANCE     INSURANCE    INSURANCE
                                             FUNDS        FUNDS        FUNDS        FUNDS         FUNDS        FUNDS
                                          SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                          ------------ ------------ ------------ ------------ ------------- ------------
                                                        AIM V. I.    AIM V. I.                  AIM V. I.    AIM V. I.
                                           AIM V. I.   DIVERSIFIED   GOVERNMENT   AIM V. I.   INTERNATIONAL  LARGE CAP
                                          CORE EQUITY     INCOME     SECURITIES   HIGH YIELD     GROWTH        GROWTH
                                          ------------ ------------ ------------ ------------ ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $ 1,848,993  $ 1,106,825  $   851,628   $  533,538   $  403,693    $   29,638
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........  (1,363,416)    (139,783)    (249,847)     (81,401)    (351,918)     (106,355)
    Administrative expense...............    (102,916)     (10,741)     (19,295)      (6,405)     (27,171)       (8,088)
                                          -----------  -----------  -----------   ----------   ----------    ----------
    Net investment income (loss).........     382,661      956,301      582,486      445,732       24,604       (84,805)
                                          -----------  -----------  -----------   ----------   ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................  19,243,346    2,503,526    8,769,154    1,467,427    6,088,833     1,851,024
    Cost of investments sold.............  22,449,964    3,510,570    8,246,842    1,925,691    6,094,177     2,268,081
                                          -----------  -----------  -----------   ----------   ----------    ----------
       Realized gains (losses) on
        fund shares......................  (3,206,618)  (1,007,044)     522,312     (458,264)      (5,344)     (417,057)
Realized gain distributions..............          --           --      612,116           --           --            --
                                          -----------  -----------  -----------   ----------   ----------    ----------
    Net realized gains (losses)..........  (3,206,618)  (1,007,044)   1,134,428     (458,264)      (5,344)     (417,057)
Change in unrealized gains (losses)......  27,219,368    1,014,290   (2,078,087)   2,608,146    7,828,194     2,270,440
                                          -----------  -----------  -----------   ----------   ----------    ----------
    Net realized and unrealized gains
     (losses) on investments.............  24,012,750        7,246     (943,659)   2,149,882    7,822,850     1,853,383
                                          -----------  -----------  -----------   ----------   ----------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $24,395,411  $   963,547  $  (361,173)  $2,595,614   $7,847,454    $1,768,578
                                          ===========  ===========  ===========   ==========   ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                              AIM VARIABLE  AIM VARIABLE
                                          AIM VARIABLE AIM VARIABLE AIM VARIABLE AIM VARIABLE  INSURANCE     INSURANCE
                                           INSURANCE    INSURANCE    INSURANCE    INSURANCE      FUNDS         FUNDS
                                             FUNDS        FUNDS        FUNDS        FUNDS      SERIES II     SERIES II
                                          SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                          ------------ ------------ ------------ ------------ ------------ --------------
                                           AIM V. I.    AIM V. I.                              AIM V. I.
                                            MID CAP       MONEY      AIM V. I.    AIM V. I.      BASIC       AIM V. I.
                                          CORE EQUITY     MARKET     TECHNOLOGY   UTILITIES   BALANCED II  BASIC VALUE II
                                          ------------ ------------ ------------ ------------ ------------ --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $  173,267  $    23,752   $       --   $  320,475    $ 40,973    $   107,965
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (178,345)    (262,565)     (32,975)     (87,391)    (13,340)      (138,551)
    Administrative expense...............     (13,227)     (20,625)      (2,499)      (6,709)       (900)       (16,863)
                                           ----------  -----------   ----------   ----------    --------    -----------
    Net investment income (loss).........     (18,305)    (259,438)     (35,474)     226,375      26,733        (47,449)
                                           ----------  -----------   ----------   ----------    --------    -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   3,898,737   12,526,548      510,658    1,303,300     207,370      2,408,903
    Cost of investments sold.............   4,851,143   12,526,548      603,801    1,571,643     259,168      4,017,350
                                           ----------  -----------   ----------   ----------    --------    -----------
       Realized gains (losses) on
        fund shares......................    (952,406)          --      (93,143)    (268,343)    (51,798)    (1,608,447)
Realized gain distributions..............     167,201           --           --       80,779          --             --
                                           ----------  -----------   ----------   ----------    --------    -----------
    Net realized gains (losses)..........    (785,205)          --      (93,143)    (187,564)    (51,798)    (1,608,447)
Change in unrealized gains (losses)......   4,256,573           --    1,243,200      791,488     270,846      5,242,032
                                           ----------  -----------   ----------   ----------    --------    -----------
    Net realized and unrealized gains
     (losses) on investments.............   3,471,368           --    1,150,057      603,924     219,048      3,633,585
                                           ----------  -----------   ----------   ----------    --------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $3,453,063  $  (259,438)  $1,114,583   $  830,299    $245,781    $ 3,586,136
                                           ==========  ===========   ==========   ==========    ========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          AIM VARIABLE    AIM VARIABLE   AIM VARIABLE  AIM VARIABLE AIM VARIABLE  AIM VARIABLE
                                            INSURANCE      INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                              FUNDS          FUNDS          FUNDS         FUNDS         FUNDS         FUNDS
                                            SERIES II      SERIES II      SERIES II     SERIES II     SERIES II     SERIES II
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         --------------- -------------- -------------- ------------ ------------- -------------
                                            AIM V. I.      AIM V. I.                    AIM V. I.     AIM V. I.
                                             CAPITAL        CAPITAL       AIM V. I.    DIVERSIFIED   GOVERNMENT     AIM V. I.
                                         APPRECIATION II DEVELOPMENT II CORE EQUITY II  INCOME II   SECURITIES II HIGH YIELD II
                                         --------------- -------------- -------------- ------------ ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $  10,277       $     --      $  40,628      $ 26,344    $   50,420     $ 34,967
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........      (53,101)        (5,422)       (39,926)       (4,506)      (20,528)      (5,902)
    Administrative expense..............       (6,414)          (354)        (4,375)         (302)       (1,349)        (431)
                                            ---------       --------      ---------      --------    ----------     --------
    Net investment income (loss)........      (49,238)        (5,776)        (3,673)       21,536        28,543       28,634
                                            ---------       --------      ---------      --------    ----------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      393,754         51,828        690,224       110,126     1,370,942       90,656
    Cost of investments sold............      501,293         85,688        819,200       152,004     1,320,605      103,975
                                            ---------       --------      ---------      --------    ----------     --------
       Realized gains (losses) on
        fund shares.....................     (107,539)       (33,860)      (128,976)      (41,878)       50,337      (13,319)
Realized gain distributions.............           --             --             --            --        38,795           --
                                            ---------       --------      ---------      --------    ----------     --------
    Net realized gains (losses).........     (107,539)       (33,860)      (128,976)      (41,878)       89,132      (13,319)
Change in unrealized gains
 (losses)...............................      806,935        158,174        710,010        44,870      (167,422)     157,536
                                            ---------       --------      ---------      --------    ----------     --------
    Net realized and unrealized
     gains (losses) on
     investments........................      699,396        124,314        581,034         2,992       (78,290)     144,217
                                            ---------       --------      ---------      --------    ----------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................    $ 650,158       $118,538      $ 577,361      $ 24,528    $  (49,747)    $172,851
                                            =========       ========      =========      ========    ==========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          AIM VARIABLE  AIM VARIABLE  AIM VARIABLE  AIM VARIABLE AIM VARIABLE  AIM VARIABLE
                                            INSURANCE    INSURANCE     INSURANCE     INSURANCE     INSURANCE    INSURANCE
                                              FUNDS        FUNDS         FUNDS         FUNDS         FUNDS        FUNDS
                                            SERIES II    SERIES II     SERIES II     SERIES II     SERIES II    SERIES II
                                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                          ------------- ------------ -------------- ------------ ------------- ------------
                                            AIM V. I.    AIM V. I.     AIM V. I.     AIM V. I.
                                          INTERNATIONAL  LARGE CAP      MID CAP        MONEY       AIM V. I.    AIM V. I.
                                            GROWTH II    GROWTH II   CORE EQUITY II  MARKET II   TECHNOLOGY II UTILITIES II
                                          ------------- ------------ -------------- ------------ ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $  9,603      $     53     $   38,044     $  1,133      $    --      $ 18,629
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (9,965)       (8,783)       (55,955)     (24,245)        (622)       (6,753)
    Administrative expense...............       (659)         (596)        (6,266)      (1,766)         (42)         (482)
                                            --------      --------     ----------     --------      -------      --------
    Net investment income (loss).........     (1,021)       (9,326)       (24,177)     (24,878)        (664)       11,394
                                            --------      --------     ----------     --------      -------      --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    174,019       166,618        936,989      471,942       16,573       173,616
    Cost of investments sold.............    195,125       192,428      1,201,878      471,942       20,234       225,382
                                            --------      --------     ----------     --------      -------      --------
       Realized gains (losses) on
        fund shares......................    (21,106)      (25,810)      (264,889)          --       (3,661)      (51,766)
Realized gain distributions..............         --            --         47,952           --           --         5,096
                                            --------      --------     ----------     --------      -------      --------
    Net realized gains (losses)..........    (21,106)      (25,810)      (216,937)          --       (3,661)      (46,670)
Change in unrealized gains (losses)......    195,275       162,343      1,171,368           --       22,219        81,438
                                            --------      --------     ----------     --------      -------      --------
    Net realized and unrealized gains
     (losses) on investments.............    174,169       136,533        954,431           --       18,558        34,768
                                            --------      --------     ----------     --------      -------      --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................   $173,148      $127,207     $  930,254     $(24,878)     $17,894      $ 46,162
                                            ========      ========     ==========     ========      =======      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                           ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                           BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                                           VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                            PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT
                                          SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          -----------  ------------- ------------- ------------- ------------- -------------
                                                         ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                           ALLIANCE    BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS
                                           BERNSTEIN     GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID      UTILITY
                                          VPS GROWTH      INCOME         VALUE        GROWTH       CAP VALUE    INCOME (G)
                                          -----------  ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $        --   $ 2,549,870   $   218,562   $       --    $   182,901   $   180,583
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (382,854)   (1,108,569)     (303,881)    (311,674)      (328,475)      (42,908)
    Administrative expense...............     (38,640)      (87,684)      (39,356)     (25,028)       (42,145)       (5,261)
                                          -----------   -----------   -----------   ----------    -----------   -----------
    Net investment income (loss).........    (421,494)    1,353,617      (124,675)    (336,702)      (187,719)      132,414
                                          -----------   -----------   -----------   ----------    -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   4,654,241    12,513,989     5,998,548    4,041,131      4,710,559     4,766,438
    Cost of investments sold.............   5,727,523    19,868,817     9,568,801    4,849,821      6,693,710     6,363,074
                                          -----------   -----------   -----------   ----------    -----------   -----------
       Realized gains (losses) on
        fund shares......................  (1,073,282)   (7,354,828)   (3,570,253)    (808,690)    (1,983,151)   (1,596,636)
Realized gain distributions..............          --            --            --           --        964,753            --
                                          -----------   -----------   -----------   ----------    -----------   -----------
    Net realized gains (losses)..........  (1,073,282)   (7,354,828)   (3,570,253)    (808,690)    (1,018,398)   (1,596,636)
Change in unrealized gains (losses)......   8,500,633    18,261,334     9,677,749    7,339,820      8,844,055     1,752,896
                                          -----------   -----------   -----------   ----------    -----------   -----------
    Net realized and unrealized gains
     (losses) on investments.............   7,427,351    10,906,506     6,107,496    6,531,130      7,825,657       156,260
                                          -----------   -----------   -----------   ----------    -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................. $ 7,005,857   $12,260,123   $ 5,982,821   $6,194,428    $ 7,637,938   $   288,674
                                          ===========   ===========   ===========   ==========    ===========   ===========

--------
(g)For the period beginning January 1, 2009 and ended September 25, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                            ALLIANCE                      DREYFUS
                                            BERNSTEIN      AMERICAN      SOCIALLY                   DREYFUS      DREYFUS
                                            VARIABLE        CENTURY     RESPONSIBLE                 VARIABLE     VARIABLE
                                             PRODUCT       VARIABLE       GROWTH    DREYFUS STOCK  INVESTMENT   INVESTMENT
                                           SERIES FUND  PORTFOLIOS, INC FUND, INC.   INDEX FUND       FUND         FUND
                                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                          ------------- --------------- ----------- ------------- ------------ ------------
                                                                          DREYFUS
                                            ALLIANCE       AMERICAN      SOCIALLY
                                          BERNSTEIN VPS     CENTURY     RESPONSIBLE DREYFUS STOCK VIF GROWTH &     VIF
                                              VALUE       VP BALANCED   GROWTH FUND  INDEX FUND      INCOME    MONEY MARKET
                                          ------------- --------------- ----------- ------------- ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $  64,444       $  966        $   202     $ 10,428      $  1,488    $    2,357
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (30,180)        (248)          (267)      (6,714)       (1,441)      (24,755)
    Administrative expense...............      (3,845)         (18)           (20)        (508)         (113)       (1,714)
                                            ---------       ------        -------     --------      --------    ----------
    Net investment income (loss).........      30,419          700            (85)       3,206           (66)      (24,112)
                                            ---------       ------        -------     --------      --------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     430,904          817          5,623      179,521        26,998     2,871,236
    Cost of investments sold.............     674,467          996          7,399      230,818        40,915     2,871,236
                                            ---------       ------        -------     --------      --------    ----------
       Realized gains (losses) on
        fund shares......................    (243,563)        (179)        (1,776)     (51,297)      (13,917)           --
Realized gain distributions..............          --           --             --       33,784            --            --
                                            ---------       ------        -------     --------      --------    ----------
    Net realized gains (losses)..........    (243,563)        (179)        (1,776)     (17,513)      (13,917)           --
Change in unrealized gains (losses)......     593,078        1,953          8,477      120,870        41,357            --
                                            ---------       ------        -------     --------      --------    ----------
    Net realized and unrealized gains
     (losses) on investments.............     349,515        1,774          6,701      103,357        27,440            --
                                            ---------       ------        -------     --------      --------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $ 379,934       $2,474        $ 6,616     $106,563      $ 27,374    $  (24,112)
                                            =========       ======        =======     ========      ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                  DWS         DWS          DWS          DWS           DWS          DWS
                                               VARIABLE    VARIABLE     VARIABLE      VARIABLE     VARIABLE     VARIABLE
                                               SERIES I    SERIES I     SERIES I      SERIES I     SERIES I     SERIES II
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                              ----------- ----------- ------------- ------------ ------------- -----------
                                                              DWS          DWS
                                                            CAPITAL      GLOBAL         DWS           DWS          DWS
                                                  DWS       GROWTH    OPPORTUNITIES  GROWTH AND  INTERNATIONAL  BALANCED
                                              BOND VIP A     VIP A        VIP A     INCOME VIP A     VIP A      VIP A II
                                              ----------- ----------- ------------- ------------ ------------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $39,805    $ 14,463     $ 14,910      $  8,688     $ 19,964     $ 52,928
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (1,992)     (4,661)      (3,927)       (1,703)      (1,920)      (5,907)
    Administrative expense...................    (1,483)     (3,317)      (2,710)       (1,214)      (1,340)      (4,278)
                                                -------    --------     --------      --------     --------     --------
    Net investment income (loss).............    36,330       6,485        8,273         5,771       16,704       42,743
                                                -------    --------     --------      --------     --------     --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................    15,717     141,822      101,485        40,170       29,355       87,564
    Cost of investments sold.................    19,671     180,162      128,149        67,344       48,245      104,688
                                                -------    --------     --------      --------     --------     --------
       Realized gains (losses) on fund
        shares...............................    (3,954)    (38,340)     (26,664)      (27,174)     (18,890)     (17,124)
Realized gain distributions..................        --          --           --            --           --           --
                                                -------    --------     --------      --------     --------     --------
    Net realized gains (losses)..............    (3,954)    (38,340)     (26,664)      (27,174)     (18,890)     (17,124)
Change in unrealized gains (losses)..........    11,325     301,738      368,460       139,795      131,247      269,869
                                                -------    --------     --------      --------     --------     --------
    Net realized and unrealized gains
     (losses) on investments.................     7,371     263,398      341,796       112,621      112,357      252,745
                                                -------    --------     --------      --------     --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $43,701    $269,883     $350,069      $118,392     $129,061     $295,488
                                                =======    ========     ========      ========     ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                  FIDELITY      FIDELITY      FIDELITY
                                             DWS          DWS       FEDERATED     VARIABLE      VARIABLE      VARIABLE
                                           VARIABLE    VARIABLE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                          SERIES II    SERIES II     SERIES     PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ----------- ------------- ------------- ------------- -------------
                                                          DWS
                                             DWS       SMALL CAP    FEDERATED
                                         MONEY MARKET   GROWTH        PRIME          VIP           VIP
                                           VIP A II    VIP A II   MONEY FUND II  CONTRAFUND   EQUITY-INCOME  VIP GROWTH
                                         ------------ ----------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  3,437    $     --    $   48,155    $   87,029     $  24,292    $   13,754
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (3,186)     (1,153)     (188,672)      (79,634)      (13,468)      (39,722)
    Administrative expense..............     (2,301)       (830)      (14,339)       (6,406)       (1,063)       (3,177)
                                           --------    --------    ----------    ----------     ---------    ----------
    Net investment income
     (loss).............................     (2,050)     (1,983)     (154,856)          989         9,761       (29,145)
                                           --------    --------    ----------    ----------     ---------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    422,460       9,579     6,844,614     1,849,443       231,267       822,934
    Cost of investments sold............    422,460      15,417     6,844,614     2,828,847       371,407     1,250,255
                                           --------    --------    ----------    ----------     ---------    ----------
       Realized gains (losses) on
        fund shares.....................         --      (5,838)           --      (979,404)     (140,140)     (427,321)
Realized gain distributions.............         --          --            --         1,722            --         2,726
                                           --------    --------    ----------    ----------     ---------    ----------
    Net realized gains (losses).........         --      (5,838)           --      (977,682)     (140,140)     (424,595)
Change in unrealized gains
 (losses)...............................         --     105,981            --     2,840,379       422,444     1,196,871
                                           --------    --------    ----------    ----------     ---------    ----------
    Net realized and unrealized
     gains (losses) on
     investments........................         --     100,143            --     1,862,697       282,304       772,276
                                           --------    --------    ----------    ----------     ---------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $ (2,050)   $ 98,160    $ (154,856)   $1,863,686     $ 292,065    $  743,131
                                           ========    ========    ==========    ==========     =========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                                     FIDELITY
                                           FIDELITY      FIDELITY      FIDELITY      FIDELITY        VARIABLE
                                           VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE
                                           INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND
                                         PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2)
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------- ------------- ------------- ------------- -----------------
                                                                          VIP                        VIP ASSET
                                              VIP                     INVESTMENT        VIP       MANAGER GROWTH
                                          HIGH INCOME  VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2)
                                         ------------- ------------- ------------- ------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  95,018    $  119,766     $219,992      $  28,159        $ 1,005
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (15,432)      (59,716)     (28,929)       (16,549)          (945)
    Administrative expense..............      (1,266)       (4,819)      (2,417)        (1,363)           (70)
                                           ---------    ----------     --------      ---------        -------
    Net investment income
     (loss).............................      78,320        55,231      188,646         10,247            (10)
                                           ---------    ----------     --------      ---------        -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     460,280     1,299,339      854,088        367,906          1,012
    Cost of investments sold............     618,645     1,612,882      903,338        544,998          1,008
                                           ---------    ----------     --------      ---------        -------
       Realized gains (losses) on
        fund shares.....................    (158,365)     (313,543)     (49,250)      (177,092)             4
Realized gain distributions.............          --       103,196        9,557          4,393            160
                                           ---------    ----------     --------      ---------        -------
    Net realized gains (losses).........    (158,365)     (210,347)     (39,693)      (172,699)           164
Change in unrealized gains
 (losses)...............................     523,630     1,275,854      166,875        452,139         25,158
                                           ---------    ----------     --------      ---------        -------
    Net realized and unrealized
     gains (losses) on
     investments........................     365,265     1,065,507      127,182        279,440         25,322
                                           ---------    ----------     --------      ---------        -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $ 443,585    $1,120,738     $315,828      $ 289,687        $25,312
                                           =========    ==========     ========      =========        =======

                                             FIDELITY
                                             VARIABLE
                                             INSURANCE
                                           PRODUCTS FUND
                                         (SERVICE CLASS 2)
                                            SUB-ACCOUNT
                                         -----------------

                                          VIP CONTRAFUND
                                         (SERVICE CLASS 2)
                                         -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $   783,733
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........       (943,338)
    Administrative expense..............       (126,678)
                                            -----------
    Net investment income
     (loss).............................       (286,283)
                                            -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     11,629,310
    Cost of investments sold............     19,961,296
                                            -----------
       Realized gains (losses) on
        fund shares.....................     (8,331,986)
Realized gain distributions.............         19,026
                                            -----------
    Net realized gains (losses).........     (8,312,960)
Change in unrealized gains
 (losses)...............................     28,272,625
                                            -----------
    Net realized and unrealized
     gains (losses) on
     investments........................     19,959,665
                                            -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $19,673,382
                                            ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                          VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                          INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                      ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                                 VIP FREEDOM
                                             VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM         INCOME
                                        EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                      ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................     $  18,781        $  333,830        $  206,769         $  51,335        $  116,770
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (14,482)         (127,014)          (91,071)          (32,265)          (44,071)
    Administrative expense...........        (1,001)          (16,820)          (12,371)           (4,462)           (6,032)
                                          ---------        ----------        ----------         ---------        ----------
    Net investment income
     (loss)..........................         3,298           189,996           103,327            14,608            66,667
                                          ---------        ----------        ----------         ---------        ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............       383,548         2,731,331         1,944,799           486,835           953,844
    Cost of investments sold.........       615,153         3,399,745         2,489,445           717,179         1,039,708
                                          ---------        ----------        ----------         ---------        ----------
       Realized gains (losses)
        on fund shares...............      (231,605)         (668,414)         (544,646)         (230,344)          (85,864)
Realized gain distributions..........            --            70,321            80,154            30,189            47,558
                                          ---------        ----------        ----------         ---------        ----------
    Net realized gains
     (losses)........................      (231,605)         (598,093)         (464,492)         (200,155)          (38,306)
Change in unrealized gains
 (losses)............................       462,860         2,120,811         1,967,614           810,520           364,040
                                          ---------        ----------        ----------         ---------        ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................       231,255         1,522,718         1,503,122           610,365           325,734
                                          ---------        ----------        ----------         ---------        ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $ 234,553        $1,712,714        $1,606,449         $ 624,973        $  392,401
                                          =========        ==========        ==========         =========        ==========

                                          FIDELITY
                                          VARIABLE
                                          INSURANCE
                                        PRODUCTS FUND
                                      (SERVICE CLASS 2)
                                         SUB-ACCOUNT
                                      -----------------

                                         VIP GROWTH
                                          & INCOME
                                      (SERVICE CLASS 2)
                                      -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   80,021
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (134,481)
    Administrative expense...........       (17,242)
                                         ----------
    Net investment income
     (loss)..........................       (71,702)
                                         ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     1,583,624
    Cost of investments sold.........     2,316,959
                                         ----------
       Realized gains (losses)
        on fund shares...............      (733,335)
Realized gain distributions..........            --
                                         ----------
    Net realized gains
     (losses)........................      (733,335)
Change in unrealized gains
 (losses)............................     2,852,943
                                         ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     2,119,608
                                         ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $2,047,906
                                         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                          VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                          INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                      ----------------- ----------------- ----------------- ----------------- -----------------
                                                               VIP            VIP HIGH                         VIP INVESTMENT
                                         VIP GROWTH       GROWTH STOCK         INCOME         VIP INDEX 500      GRADE BOND
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                      ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................     $    463          $     712        $  587,667        $  154,152          $  438
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (4,075)           (18,171)         (109,158)          (92,335)            (52)
    Administrative expense...........         (282)            (2,529)          (13,898)          (12,043)             (3)
                                          --------          ---------        ----------        ----------          ------
    Net investment income
     (loss)..........................       (3,894)           (19,988)          464,611            49,774             383
                                          --------          ---------        ----------        ----------          ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      178,376            367,983         2,225,333         2,047,900           6,919
    Cost of investments sold.........      235,751            499,622         2,803,743         2,551,963           7,678
                                          --------          ---------        ----------        ----------          ------
       Realized gains (losses)
        on fund shares...............      (57,375)          (131,639)         (578,410)         (504,063)           (759)
Realized gain distributions..........          213                 --                --           135,882              15
                                          --------          ---------        ----------        ----------          ------
    Net realized gains
     (losses)........................      (57,162)          (131,639)         (578,410)         (368,181)           (744)
Change in unrealized gains
 (losses)............................      115,396            635,126         2,649,775         1,949,323             771
                                          --------          ---------        ----------        ----------          ------
    Net realized and unrealized
     gains (losses) on
     investments.....................       58,234            503,487         2,071,365         1,581,142              27
                                          --------          ---------        ----------        ----------          ------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $ 54,340          $ 483,499        $2,535,976        $1,630,916          $  410
                                          ========          =========        ==========        ==========          ======

                                          FIDELITY
                                          VARIABLE
                                          INSURANCE
                                        PRODUCTS FUND
                                      (SERVICE CLASS 2)
                                         SUB-ACCOUNT
                                      -----------------

                                         VIP MIDCAP
                                      (SERVICE CLASS 2)
                                      -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $    81,350
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (251,584)
    Administrative expense...........        (33,996)
                                         -----------
    Net investment income
     (loss)..........................       (204,230)
                                         -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      3,796,563
    Cost of investments sold.........      5,803,303
                                         -----------
       Realized gains (losses)
        on fund shares...............     (2,006,740)
Realized gain distributions..........         93,527
                                         -----------
    Net realized gains
     (losses)........................     (1,913,213)
Change in unrealized gains
 (losses)............................      7,788,175
                                         -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................      5,874,962
                                         -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $ 5,670,732
                                         ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                            FIDELITY         FRANKLIN       FRANKLIN        FRANKLIN
                                      FIDELITY VARIABLE     VARIABLE        TEMPLETON      TEMPLETON        TEMPLETON
                                          INSURANCE         INSURANCE        VARIABLE       VARIABLE        VARIABLE
                                        PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE        INSURANCE
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST  PRODUCTS TRUST
                                         SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                      ----------------- ----------------- -------------- -------------- -----------------
                                                                             FRANKLIN       FRANKLIN
                                          VIP MONEY                          FLEX CAP      GROWTH AND
                                           MARKET         VIP OVERSEAS        GROWTH         INCOME       FRANKLIN HIGH
                                      (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES   INCOME SECURITIES
                                      ----------------- ----------------- -------------- -------------- -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   127,947        $  1,682        $       --    $ 2,013,077      $  644,425
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......       (384,446)         (1,405)          (57,112)      (571,398)       (145,169)
    Administrative expense...........        (49,029)           (103)           (7,268)       (78,391)        (15,406)
                                         -----------        --------        ----------    -----------      ----------
    Net investment income
     (loss)..........................       (305,528)            174           (64,380)     1,363,288         483,850
                                         -----------        --------        ----------    -----------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     18,919,073          65,538           843,418      8,204,551       2,524,593
    Cost of investments sold.........     18,919,073         120,816           977,083     13,134,392       2,931,263
                                         -----------        --------        ----------    -----------      ----------
       Realized gains (losses)
        on fund shares...............             --         (55,278)         (133,665)    (4,929,841)       (406,670)
Realized gain distributions..........             --             372                --             --              --
                                         -----------        --------        ----------    -----------      ----------
    Net realized gains (losses)......             --         (54,906)         (133,665)    (4,929,841)       (406,670)
Change in unrealized gains
 (losses)............................             --          66,589         1,249,193     12,811,157       3,157,461
                                         -----------        --------        ----------    -----------      ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................             --          11,683         1,115,528      7,881,316       2,750,791
                                         -----------        --------        ----------    -----------      ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $  (305,528)       $ 11,857        $1,051,148    $ 9,244,604      $3,234,641
                                         ===========        ========        ==========    ===========      ==========

                                         FRANKLIN
                                        TEMPLETON
                                         VARIABLE
                                        INSURANCE
                                      PRODUCTS TRUST
                                       SUB-ACCOUNT
                                      --------------

                                         FRANKLIN
                                          INCOME
                                        SECURITIES
                                      --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 15,195,216
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......    (2,622,268)
    Administrative expense...........      (326,336)
                                       ------------
    Net investment income
     (loss)..........................    12,246,612
                                       ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    35,648,969
    Cost of investments sold.........    46,857,595
                                       ------------
       Realized gains (losses)
        on fund shares...............   (11,208,626)
Realized gain distributions..........            --
                                       ------------
    Net realized gains (losses)......   (11,208,626)
Change in unrealized gains
 (losses)............................    52,961,231
                                       ------------
    Net realized and unrealized
     gains (losses) on
     investments.....................    41,752,605
                                       ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 53,999,217
                                       ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                             FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                            TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                             VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                            INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                          PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------- -------------- -------------- -------------- --------------
                                                                           FRANKLIN
                                             FRANKLIN       FRANKLIN        SMALL
                                            LARGE CAP      SMALL CAP       MID CAP                    MUTUAL GLOBAL
                                              GROWTH         VALUE          GROWTH     FRANKLIN U.S.    DISCOVERY
                                            SECURITIES     SECURITIES     SECURITIES     GOVERNMENT   SECURITIES (H)
                                          -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $   649,723    $   604,473      $     --     $ 1,559,437    $   262,024
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (638,031)      (503,888)      (27,151)       (603,279)      (319,089)
    Administrative expense...............      (88,676)       (66,149)       (3,460)        (79,657)       (43,577)
                                           -----------    -----------      --------     -----------    -----------
    Net investment income (loss).........      (76,984)        34,436       (30,611)        876,501       (100,642)
                                           -----------    -----------      --------     -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    8,838,887      7,276,656       307,971      18,792,344      5,315,163
    Cost of investments sold.............   11,990,317     10,080,516       383,174      18,392,071      6,656,531
                                           -----------    -----------      --------     -----------    -----------
       Realized gains (losses) on
        fund shares......................   (3,151,430)    (2,803,860)      (75,203)        400,273     (1,341,368)
Realized gain distributions..............           --      1,664,636            --              --        618,258
                                           -----------    -----------      --------     -----------    -----------
    Net realized gains (losses)..........   (3,151,430)    (1,139,224)      (75,203)        400,273       (723,110)
Change in unrealized gains (losses)......   14,758,429      9,994,800       777,957        (755,791)     5,184,732
                                           -----------    -----------      --------     -----------    -----------
    Net realized and unrealized gains
     (losses) on investments.............   11,606,999      8,855,576       702,754        (355,518)     4,461,622
                                           -----------    -----------      --------     -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $11,530,015    $ 8,890,012      $672,143     $   520,983    $ 4,360,980
                                           ===========    ===========      ========     ===========    ===========

                                             FRANKLIN
                                            TEMPLETON
                                             VARIABLE
                                            INSURANCE
                                          PRODUCTS TRUST
                                           SUB-ACCOUNT
                                          --------------



                                          MUTUAL SHARES
                                            SECURITIES
                                          --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $ 2,080,226
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........   (1,534,054)
    Administrative expense...............     (192,424)
                                           -----------
    Net investment income (loss).........      353,748
                                           -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   22,482,774
    Cost of investments sold.............   31,815,907
                                           -----------
       Realized gains (losses) on
        fund shares......................   (9,333,133)
Realized gain distributions..............           --
                                           -----------
    Net realized gains (losses)..........   (9,333,133)
Change in unrealized gains (losses)......   32,282,465
                                           -----------
    Net realized and unrealized gains
     (losses) on investments.............   22,949,332
                                           -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $23,303,080
                                           ===========

--------
(h)Previously known as Mutual Discovery Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                            FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                           TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON    GOLDMAN SACHS  GOLDMAN SACHS
                                            VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE      VARIABLE
                                           INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                         PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST     TRUST          TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         -------------- -------------- -------------- -------------- -------------- -------------
                                           TEMPLETON                     TEMPLETON
                                           DEVELOPING     TEMPLETON        GLOBAL       TEMPLETON                        VIT
                                            MARKETS        FOREIGN          BOND          GROWTH          VIT        GROWTH AND
                                           SECURITIES     SECURITIES   SECURITIES (I)   SECURITIES   CAPITAL GROWTH    INCOME
                                         -------------- -------------- -------------- -------------- -------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $ 1,007,528    $  4,060,765    $  390,609     $  41,337        $  121      $   94,927
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (336,008)     (1,704,196)      (40,762)      (17,377)         (347)        (77,981)
    Administrative expense..............      (44,935)       (210,502)       (4,892)       (1,328)          (25)        (10,129)
                                          -----------    ------------    ----------     ---------        ------      ----------
    Net investment income (loss)........      626,585       2,146,067       344,955        22,632          (251)          6,817
                                          -----------    ------------    ----------     ---------        ------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    5,655,516      26,783,441     2,131,287       219,891           399       1,029,841
    Cost of investments sold............    8,155,443      37,915,203     1,914,748       361,294           513       1,477,256
                                          -----------    ------------    ----------     ---------        ------      ----------
       Realized gains (losses) on
        fund shares.....................   (2,499,927)    (11,131,762)      216,539      (141,403)         (114)       (447,415)
Realized gain distributions.............       97,281       5,009,600            --            --            --              --
                                          -----------    ------------    ----------     ---------        ------      ----------
    Net realized gains (losses).........   (2,402,646)     (6,122,162)      216,539      (141,403)         (114)       (447,415)
Change in unrealized gains
 (losses)...............................   14,262,973      40,127,434       (41,406)      455,778         9,941       1,329,085
                                          -----------    ------------    ----------     ---------        ------      ----------
    Net realized and unrealized
     gains (losses) on
     investments........................   11,860,327      34,005,272       175,133       314,375         9,827         881,670
                                          -----------    ------------    ----------     ---------        ------      ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................  $12,486,912    $ 36,151,339    $  520,088     $ 337,007        $9,576      $  888,487
                                          ===========    ============    ==========     =========        ======      ==========

--------
(i)Previously known as Templeton Global Income Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                                        VARIABLE      VARIABLE      VARIABLE      VARIABLE                        JANUS
                                        INSURANCE     INSURANCE     INSURANCE     INSURANCE      JANUS         ASPEN SERIES
                                          TRUST         TRUST         TRUST         TRUST     ASPEN SERIES   (SERVICE SHARES)
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------- ------------ --------------------
                                                         VIT           VIT           VIT
                                                      STRATEGIC    STRUCTURED    STRUCTURED
                                           VIT      INTERNATIONAL   SMALL CAP    U.S. EQUITY     FORTY           OVERSEAS
                                      MID CAP VALUE    EQUITY        EQUITY         FUND       PORTFOLIO   (SERVICE SHARES) (J)
                                      ------------- ------------- ------------- ------------- ------------ --------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   82,795      $   44      $   117,311   $  160,886      $    5          $    90
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (66,216)        (32)        (147,374)    (116,403)       (202)            (213)
    Administrative expense...........      (8,662)         (3)         (19,230)     (14,967)        (15)             (15)
                                       ----------      ------      -----------   ----------      ------          -------
    Net investment income
     (loss)..........................       7,917           9          (49,293)      29,516        (212)            (138)
                                       ----------      ------      -----------   ----------      ------          -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     716,642       2,236        2,175,157    1,672,390       1,358           85,372
    Cost of investments sold.........   1,202,520       3,207        3,918,284    2,480,153       1,077           58,403
                                       ----------      ------      -----------   ----------      ------          -------
       Realized gains (losses)
        on fund shares...............    (485,878)       (971)      (1,743,127)    (807,763)        281           26,969
Realized gain distributions..........          --          --               --           --          --              941
                                       ----------      ------      -----------   ----------      ------          -------
    Net realized gains (losses)......    (485,878)       (971)      (1,743,127)    (807,763)        281           27,910
Change in unrealized gains
 (losses)............................   1,732,208       1,363        4,235,335    2,204,244       5,161           33,570
                                       ----------      ------      -----------   ----------      ------          -------
    Net realized and unrealized
     gains (losses) on
     investments.....................   1,246,330         392        2,492,208    1,396,481       5,442           61,480
                                       ----------      ------      -----------   ----------      ------          -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $1,254,247      $  401      $ 2,442,915   $1,425,997      $5,230          $61,342
                                       ==========      ======      ===========   ==========      ======          =======

--------
(j)Previously known as International Growth (Service Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                         LAZARD         LEGG MASON          LEGG MASON
                                       RETIREMENT    PARTNERS VARIABLE   PARTNERS VARIABLE LORD ABBETT  LORD ABBETT
                                      SERIES, INC.     INCOME TRUST      PORTFOLIOS I, INC SERIES FUND  SERIES FUND
                                      SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------ --------------------- ----------------- ----------- --------------
                                                        LEGG MASON          LEGG MASON
                                                        CLEARBRIDGE         CLEARBRIDGE
                                        EMERGING         VARIABLE            VARIABLE
                                        MARKETS         FUNDAMENTAL          INVESTORS
                                         EQUITY    VALUE PORTFOLIO I (K)  PORTFOLIO I (L)   ALL VALUE  BOND-DEBENTURE
                                      ------------ --------------------- ----------------- ----------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................     $ 21             $ 12                $ 18        $   16,767   $ 2,051,441
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......      (13)             (11)                (13)         (139,486)     (444,107)
    Administrative expense...........       (1)              (1)                 (1)          (18,439)      (61,063)
                                          ----             ----                ----        ----------   -----------
    Net investment income
     (loss)..........................        7               --                   4          (141,158)    1,546,271
                                          ----             ----                ----        ----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      303               13                  16         1,874,916    12,374,627
    Cost of investments sold.........      215               22                  20         2,254,337    13,509,648
                                          ----             ----                ----        ----------   -----------
       Realized gains (losses)
        on fund shares...............       88               (9)                 (4)         (379,421)   (1,135,021)
Realized gain distributions..........       --               --                  --                --            --
                                          ----             ----                ----        ----------   -----------
    Net realized gains (losses)......       88               (9)                 (4)         (379,421)   (1,135,021)
Change in unrealized gains
 (losses)............................      386              210                 192         2,639,547     8,171,951
                                          ----             ----                ----        ----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................      474              201                 188         2,260,126     7,036,930
                                          ----             ----                ----        ----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................     $481             $201                $192        $2,118,968   $ 8,583,201
                                          ====             ====                ====        ==========   ===========

                                      LORD ABBETT
                                      SERIES FUND
                                      SUB-ACCOUNT
                                      -----------



                                      GROWTH AND
                                        INCOME
                                      -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................ $   228,754
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......    (315,114)
    Administrative expense...........     (43,963)
                                      -----------
    Net investment income
     (loss)..........................    (130,323)
                                      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   4,051,992
    Cost of investments sold.........   6,567,339
                                      -----------
       Realized gains (losses)
        on fund shares...............  (2,515,347)
Realized gain distributions..........          --
                                      -----------
    Net realized gains (losses)......  (2,515,347)
Change in unrealized gains
 (losses)............................   6,228,600
                                      -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   3,713,253
                                      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................... $ 3,582,930
                                      ===========

--------
(k)Previously known as Legg Mason Variable Fundamental Value Portfolio
(l)Previously known as Legg Mason Variable Investors Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                         MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE
                                               LORD ABBETT  LORD ABBETT   INSURANCE    INSURANCE      INSURANCE     INSURANCE
                                               SERIES FUND  SERIES FUND     TRUST        TRUST          TRUST         TRUST
                                               SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                              ------------- -----------  ------------ ------------ --------------- ------------
                                                 GROWTH       MID-CAP                     MFS            MFS         MFS NEW
                                              OPPORTUNITIES    VALUE      MFS GROWTH  HIGH INCOME  INVESTORS TRUST  DISCOVERY
                                              ------------- -----------  ------------ ------------ --------------- ------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $       --   $   120,480    $  2,705     $ 37,030      $ 27,252      $       --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (172,481)     (351,439)    (10,374)      (5,665)      (20,126)        (21,542)
    Administrative expense...................     (23,375)      (47,978)       (805)        (460)       (1,608)         (1,781)
                                               ----------   -----------    --------     --------      --------      ----------
    Net investment income (loss).............    (195,856)     (278,937)     (8,474)      30,905         5,518         (23,323)
                                               ----------   -----------    --------     --------      --------      ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   2,664,310     5,652,145     207,634      128,075       381,140         447,806
    Cost of investments sold.................   3,368,824    10,037,227     306,863      176,098       457,314         622,536
                                               ----------   -----------    --------     --------      --------      ----------
       Realized gains (losses) on fund
        shares...............................    (704,514)   (4,385,082)    (99,229)     (48,023)      (76,174)       (174,730)
Realized gain distributions..................          --            --          --           --            --              --
                                               ----------   -----------    --------     --------      --------      ----------
    Net realized gains (losses)..............    (704,514)   (4,385,082)    (99,229)     (48,023)      (76,174)       (174,730)
Change in unrealized gains (losses)..........   5,340,518    10,300,690     358,342      181,754       424,077       1,063,886
                                               ----------   -----------    --------     --------      --------      ----------
    Net realized and unrealized gains
     (losses) on investments.................   4,636,004     5,915,608     259,113      133,731       347,903         889,156
                                               ----------   -----------    --------     --------      --------      ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $4,440,148   $ 5,636,671    $250,639     $164,636      $353,421      $  865,833
                                               ==========   ===========    ========     ========      ========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                  MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                         MFS VARIABLE MFS VARIABLE MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE
                                          INSURANCE    INSURANCE     INSURANCE        TRUST           TRUST           TRUST
                                            TRUST        TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                         SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------ ------------ ------------- --------------- --------------- ---------------
                                                                                                  MFS INVESTORS      MFS NEW
                                             MFS      MFS RESEARCH                 MFS GROWTH         TRUST         DISCOVERY
                                           RESEARCH       BOND     MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                         ------------ ------------ ------------- --------------- --------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  9,153     $ 67,383     $  8,306       $     86        $  3,177        $     --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (8,529)     (17,772)      (2,654)        (4,152)         (3,256)         (3,830)
    Administrative expense..............       (616)      (1,467)        (201)          (289)           (228)           (287)
                                           --------     --------     --------       --------        --------        --------
    Net investment income
     (loss).............................          8       48,144        5,451         (4,355)           (307)         (4,117)
                                           --------     --------     --------       --------        --------        --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    116,482      491,441       54,598        172,155         112,304         136,796
    Cost of investments sold............    148,857      509,569       65,387        195,605         113,646         160,913
                                           --------     --------     --------       --------        --------        --------
       Realized gains (losses) on
        fund shares.....................    (32,375)     (18,128)     (10,789)       (23,450)         (1,342)        (24,117)
Realized gain distributions.............         --           --           --             --              --              --
                                           --------     --------     --------       --------        --------        --------
    Net realized gains (losses).........    (32,375)     (18,128)     (10,789)       (23,450)         (1,342)        (24,117)
Change in unrealized gains
 (losses)...............................    192,086      163,872       67,205        102,124          50,374         171,548
                                           --------     --------     --------       --------        --------        --------
    Net realized and unrealized
     gains (losses) on
     investments........................    159,711      145,744       56,416         78,674          49,032         147,431
                                           --------     --------     --------       --------        --------        --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $159,719     $193,888     $ 61,867       $ 74,319        $ 48,725        $143,314
                                           ========     ========     ========       ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                 MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                   INSURANCE       INSURANCE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                     TRUST           TRUST        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                (SERVICE CLASS) (SERVICE CLASS)     SERIES         SERIES         SERIES         SERIES
                                  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                --------------- --------------- -------------- -------------- -------------- --------------
                                      MFS
                                   RESEARCH      MFS UTILITIES    AGGRESSIVE      CAPITAL        DIVIDEND       EUROPEAN
                                (SERVICE CLASS) (SERVICE CLASS)     EQUITY     OPPORTUNITIES      GROWTH         EQUITY
                                --------------- --------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $ 1,826        $ 49,654       $       --    $   604,913    $ 3,221,454    $ 2,014,727
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................      (2,248)        (16,919)        (159,803)    (2,094,569)    (2,145,288)      (659,981)
    Administrative
     expense...................        (157)         (1,157)         (11,535)      (147,467)      (158,108)       (48,235)
                                    -------        --------       ----------    -----------    -----------    -----------
    Net investment income
     (loss)....................        (579)         31,578         (171,338)    (1,637,123)       918,058      1,306,511
                                    -------        --------       ----------    -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      41,961         187,612        2,186,559     27,134,976     29,337,367      9,562,131
    Cost of investments
     sold......................      42,742         231,843        2,439,138     36,191,727     32,287,454     13,187,498
                                    -------        --------       ----------    -----------    -----------    -----------
       Realized gains
        (losses) on fund
        shares.................        (781)        (44,231)        (252,579)    (9,056,751)    (2,950,087)    (3,625,367)
Realized gain
 distributions.................          --              --               --             --             --      2,547,543
                                    -------        --------       ----------    -----------    -----------    -----------
    Net realized gains
     (losses)..................        (781)        (44,231)        (252,579)    (9,056,751)    (2,950,087)    (1,077,824)
Change in unrealized gains
 (losses)......................      41,199         322,224        6,287,908     94,011,113     35,506,562     11,339,599
                                    -------        --------       ----------    -----------    -----------    -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............      40,418         277,993        6,035,329     84,954,362     32,556,475     10,261,775
                                    -------        --------       ----------    -----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $39,839        $309,571       $5,863,991    $83,317,239    $33,474,533    $11,568,286
                                    =======        ========       ==========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                      MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                         VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                          SERIES         SERIES         SERIES         SERIES         SERIES         SERIES
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                         GLOBAL
                                          GLOBAL        DIVIDEND                                                    LIMITED
                                      ADVANTAGE (M)      GROWTH       HIGH YIELD   INCOME BUILDER  INCOME PLUS      DURATION
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $    60,096    $ 2,768,534    $ 1,134,088    $   488,849    $ 5,248,661     $  700,757
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......      (21,823)      (699,779)      (183,810)      (194,335)    (1,340,007)      (209,554)
    Administrative expense...........       (1,573)       (52,192)       (13,144)       (14,219)       (99,431)       (15,476)
                                       -----------    -----------    -----------    -----------    -----------     ----------
    Net investment income
     (loss)..........................       36,700      2,016,563        937,134        280,295      3,809,223        475,727
                                       -----------    -----------    -----------    -----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    5,616,268      9,926,138      2,653,058      3,104,172     19,393,432      3,006,644
    Cost of investments sold.........    8,207,936     16,558,878      4,222,028      4,192,568     20,257,339      3,666,583
                                       -----------    -----------    -----------    -----------    -----------     ----------
       Realized gains (losses)
        on fund shares...............   (2,591,668)    (6,632,740)    (1,568,970)    (1,088,396)      (863,907)      (659,939)
Realized gain distributions..........           --             --             --          7,481             --             --
                                       -----------    -----------    -----------    -----------    -----------     ----------
    Net realized gains (losses)......   (2,591,668)    (6,632,740)    (1,568,970)    (1,080,915)      (863,907)      (659,939)
Change in unrealized gains
 (losses)............................    2,262,200     11,744,078      5,622,055      3,836,494     16,465,431        828,256
                                       -----------    -----------    -----------    -----------    -----------     ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (329,468)     5,111,338      4,053,085      2,755,579     15,601,524        168,317
                                       -----------    -----------    -----------    -----------    -----------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $  (292,768)   $ 7,127,901    $ 4,990,219    $ 3,035,874    $19,410,747     $  644,044
                                       ===========    ===========    ===========    ===========    ===========     ==========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                                                                           MORGAN STANLEY   MORGAN STANLEY
                              MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE
                                 VARIABLE       VARIABLE       VARIABLE       VARIABLE       INVESTMENT       INVESTMENT
                                INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT        SERIES           SERIES
                                  SERIES         SERIES         SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES)
                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                              -------------- -------------- -------------- -------------- ---------------- ----------------
                                                                                             AGGRESSIVE        CAPITAL
                                                                                               EQUITY       OPPORTUNITIES
                               MONEY MARKET  S&P 500 INDEX    STRATEGIST     UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES)
                              -------------- -------------- -------------- -------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................  $    25,634    $   895,213    $ 2,812,987    $ 1,920,531      $       --      $    64,304
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................   (1,225,364)      (428,319)    (1,596,330)      (763,470)       (222,886)        (828,891)
    Administrative
     expense.................      (90,333)       (31,213)      (112,602)       (56,487)        (16,732)         (73,314)
                               -----------    -----------    -----------    -----------      ----------      -----------
    Net investment income
     (loss)..................   (1,290,063)       435,681      1,104,055      1,100,574        (239,618)        (837,901)
                               -----------    -----------    -----------    -----------      ----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales......   45,090,337      4,864,382     21,953,051     12,656,237       2,531,049       10,890,528
    Cost of investments
     sold....................   45,090,337      5,972,197     29,427,557     20,575,849       2,455,597       11,270,120
                               -----------    -----------    -----------    -----------      ----------      -----------
       Realized gains
        (losses) on
        fund shares..........           --     (1,107,815)    (7,474,506)    (7,919,612)         75,452         (379,592)
Realized gain
 distributions...............           --             --             --     18,824,573              --               --
                               -----------    -----------    -----------    -----------      ----------      -----------
    Net realized gains
     (losses)................           --     (1,107,815)    (7,474,506)    10,904,961          75,452         (379,592)
Change in unrealized gains
 (losses)....................           --      7,755,938     26,717,710     (3,042,545)      7,087,581       28,109,155
                               -----------    -----------    -----------    -----------      ----------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............           --      6,648,123     19,243,204      7,862,416       7,163,033       27,729,563
                               -----------    -----------    -----------    -----------      ----------      -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................  $(1,290,063)   $ 7,083,804    $20,347,259    $ 8,962,990      $6,923,415      $26,891,662
                               ===========    ===========    ===========    ===========      ==========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------


                              MORGAN STANLEY   MORGAN STANLEY     MORGAN STANLEY     MORGAN STANLEY   MORGAN STANLEY
                                 VARIABLE         VARIABLE           VARIABLE           VARIABLE         VARIABLE
                                INVESTMENT       INVESTMENT         INVESTMENT         INVESTMENT       INVESTMENT
                                  SERIES           SERIES             SERIES             SERIES           SERIES
                             (CLASS Y SHARES) (CLASS Y SHARES)   (CLASS Y SHARES)   (CLASS Y SHARES) (CLASS Y SHARES)
                               SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                             ---------------- ---------------- -------------------- ---------------- ----------------
                                 DIVIDEND         EUROPEAN            GLOBAL             GLOBAL
                                  GROWTH           EQUITY           ADVANTAGE       DIVIDEND GROWTH     HIGH YIELD
                             (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (M) (CLASS Y SHARES) (CLASS Y SHARES)
                             ---------------- ---------------- -------------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $   926,881      $   604,144        $    30,521        $ 1,325,795       $1,085,994
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........      (877,239)        (267,346)           (19,583)          (435,171)        (225,508)
    Administrative
     expense................       (70,535)         (21,688)            (1,511)           (37,262)         (20,516)
                               -----------      -----------        -----------        -----------       ----------
    Net investment
     income (loss)..........       (20,893)         315,110              9,427            853,362          839,970
                               -----------      -----------        -----------        -----------       ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................     7,193,002        2,881,475          4,236,098          4,472,547        2,924,220
    Cost of investments
     sold...................     8,838,176        3,905,333          5,524,165          7,429,720        3,530,162
                               -----------      -----------        -----------        -----------       ----------
       Realized gains
        (losses) on
        fund
        shares..............    (1,645,174)      (1,023,858)        (1,288,067)        (2,957,173)        (605,942)
Realized gain
 distributions..............            --          851,305                 --                 --               --
                               -----------      -----------        -----------        -----------       ----------
    Net realized gains
     (losses)...............    (1,645,174)        (172,553)        (1,288,067)        (2,957,173)        (605,942)
Change in unrealized
 gains (losses).............    12,598,038        3,687,426          1,045,866          5,749,172        4,591,823
                               -----------      -----------        -----------        -----------       ----------
    Net realized and
     unrealized gains
     (losses) on
     investments............    10,952,864        3,514,873           (242,201)         2,791,999        3,985,881
                               -----------      -----------        -----------        -----------       ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................   $10,931,971      $ 3,829,983        $  (232,774)       $ 3,645,361       $4,825,851
                               ===========      ===========        ===========        ===========       ==========

                              MORGAN STANLEY
                                 VARIABLE
                                INVESTMENT
                                  SERIES
                             (CLASS Y SHARES)
                               SUB-ACCOUNT
                             ----------------
                                  INCOME
                                 BUILDER
                             (CLASS Y SHARES)
                             ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $  416,571
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........      (223,191)
    Administrative
     expense................       (17,481)
                                ----------
    Net investment
     income (loss)..........       175,899
                                ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................     2,872,726
    Cost of investments
     sold...................     3,851,683
                                ----------
       Realized gains
        (losses) on
        fund
        shares..............      (978,957)
Realized gain
 distributions..............         6,985
                                ----------
    Net realized gains
     (losses)...............      (971,972)
Change in unrealized
 gains (losses).............     3,597,816
                                ----------
    Net realized and
     unrealized gains
     (losses) on
     investments............     2,625,844
                                ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................    $2,801,743
                                ==========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                       MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                                          VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                                         INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                                           SERIES           SERIES           SERIES           SERIES           SERIES
                                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                      ---------------- ---------------- ---------------- ---------------- ----------------
                                                           LIMITED
                                        INCOME PLUS        DURATION       MONEY MARKET    S&P 500 INDEX      STRATEGIST
                                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                      ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $ 6,704,735      $ 2,502,338      $    13,222      $ 1,858,992      $ 1,130,304
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................    (2,093,517)        (933,173)      (1,455,944)      (1,127,685)        (872,317)
    Administrative expense...........      (206,538)         (84,643)        (136,500)        (107,635)         (71,295)
                                        -----------      -----------      -----------      -----------      -----------
    Net investment income
     (loss)..........................     4,404,680        1,484,522       (1,579,222)         623,672          186,692
                                        -----------      -----------      -----------      -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    22,787,738       10,338,189       54,402,438       13,062,334        7,426,162
    Cost of investments sold.........    23,737,905       12,845,621       54,402,438       15,200,257        9,708,460
                                        -----------      -----------      -----------      -----------      -----------
       Realized gains (losses)
        on fund shares...............      (950,167)      (2,507,432)              --       (2,137,923)      (2,282,298)
Realized gain distributions..........            --               --               --               --               --
                                        -----------      -----------      -----------      -----------      -----------
    Net realized gains
     (losses)........................      (950,167)      (2,507,432)              --       (2,137,923)      (2,282,298)
Change in unrealized gains
 (losses)............................    21,691,230        3,207,337               --       17,776,479       10,965,917
                                        -----------      -----------      -----------      -----------      -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    20,741,063          699,905               --       15,638,556        8,683,619
                                        -----------      -----------      -----------      -----------      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $25,145,743      $ 2,184,427      $(1,579,222)     $16,262,228      $ 8,870,311
                                        ===========      ===========      ===========      ===========      ===========

                                       MORGAN STANLEY
                                          VARIABLE
                                         INVESTMENT
                                           SERIES
                                      (CLASS Y SHARES)
                                        SUB-ACCOUNT
                                      ----------------

                                         UTILITIES
                                      (CLASS Y SHARES)
                                      ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $   483,886
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (248,081)
    Administrative expense...........       (18,705)
                                        -----------
    Net investment income
     (loss)..........................       217,100
                                        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     2,737,438
    Cost of investments sold.........     4,332,543
                                        -----------
       Realized gains (losses)
        on fund shares...............    (1,595,105)
Realized gain distributions..........     5,149,230
                                        -----------
    Net realized gains
     (losses)........................     3,554,125
Change in unrealized gains
 (losses)............................    (1,217,724)
                                        -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     2,336,401
                                        -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $ 2,553,501
                                        ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                          NEUBERGER &
                                             BERMAN
                                            ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                                           MANAGEMENT    VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                             TRUST     ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ------------ ------------- ------------- ------------- ------------- -------------
                                                                      OPPENHEIMER                 OPPENHEIMER
                                                        OPPENHEIMER     CAPITAL     OPPENHEIMER     GLOBAL      OPPENHEIMER
                                          AMT PARTNERS   BALANCED    APPRECIATION    CORE BOND    SECURITIES    HIGH INCOME
                                          ------------ ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $    673    $       --    $   15,635     $      --    $  104,437     $      --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........       (447)      (25,195)      (58,064)      (19,093)      (53,619)       (4,475)
    Administrative expense...............        (30)       (1,885)       (4,541)       (1,571)       (4,322)         (364)
                                            --------    ----------    ----------     ---------    ----------     ---------
    Net investment income (loss).........        196       (27,080)      (46,970)      (20,664)       46,496        (4,839)
                                            --------    ----------    ----------     ---------    ----------     ---------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     13,953       577,872     1,530,215       554,143     1,909,006        90,632
    Cost of investments sold.............     24,571     1,047,197     1,918,270       931,148     2,505,972       342,558
                                            --------    ----------    ----------     ---------    ----------     ---------
       Realized gains (losses) on
        fund shares......................    (10,618)     (469,325)     (388,055)     (377,005)     (596,966)     (251,926)
Realized gain distributions..............      2,988            --            --            --        99,579            --
                                            --------    ----------    ----------     ---------    ----------     ---------
    Net realized gains (losses)..........     (7,630)     (469,325)     (388,055)     (377,005)     (497,387)     (251,926)
Change in unrealized gains (losses)......     20,935       815,817     2,039,475       501,628     1,753,670       336,305
                                            --------    ----------    ----------     ---------    ----------     ---------
    Net realized and unrealized gains
     (losses) on investments.............     13,305       346,492     1,651,420       124,623     1,256,283        84,379
                                            --------    ----------    ----------     ---------    ----------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $ 13,501    $  319,412    $1,604,450     $ 103,959    $1,302,779     $  79,540
                                            ========    ==========    ==========     =========    ==========     =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                                    OPPENHEIMER
                                                                                                     VARIABLE
                                          OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER    ACCOUNT FUNDS
                                           VARIABLE      VARIABLE      VARIABLE       VARIABLE    (SERVICE SHARES
                                         ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS      ("SS"))
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------- ------------- ------------- -------------- ---------------
                                                        OPPENHEIMER
                                          OPPENHEIMER   MAIN STREET   OPPENHEIMER   OPPENHEIMER     OPPENHEIMER
                                          MAIN STREET    SMALL CAP    MIDCAP FUND  STRATEGIC BOND  BALANCED (SS)
                                         ------------- ------------- ------------- -------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $   46,801     $ 16,473      $      --     $   17,928     $        --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (31,664)     (20,592)        (9,272)       (46,230)       (238,761)
    Administrative expense..............      (2,354)      (1,729)          (665)        (3,432)        (32,799)
                                          ----------     --------      ---------     ----------     -----------
    Net investment income
     (loss).............................      12,783       (5,848)        (9,937)       (31,734)       (271,560)
                                          ----------     --------      ---------     ----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     799,878      591,709        222,361      1,533,978       3,627,341
    Cost of investments sold............   1,044,386      659,238        323,876      1,649,028       6,205,964
                                          ----------     --------      ---------     ----------     -----------
       Realized gains (losses) on
        fund shares.....................    (244,508)     (67,529)      (101,515)      (115,050)     (2,578,623)
Realized gain distributions.............          --           --             --          2,702              --
                                          ----------     --------      ---------     ----------     -----------
    Net realized gains (losses).........    (244,508)     (67,529)      (101,515)      (112,348)     (2,578,623)
Change in unrealized gains
 (losses)...............................     774,954      597,880        294,690        645,807       5,895,761
                                          ----------     --------      ---------     ----------     -----------
    Net realized and unrealized
     gains (losses) on
     investments........................     530,446      530,351        193,175        533,459       3,317,138
                                          ----------     --------      ---------     ----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $  543,229     $524,503      $ 183,238     $  501,725     $ 3,045,578
                                          ==========     ========      =========     ==========     ===========

                                            OPPENHEIMER
                                             VARIABLE
                                           ACCOUNT FUNDS
                                          (SERVICE SHARES
                                              ("SS"))
                                            SUB-ACCOUNT
                                         -----------------
                                            OPPENHEIMER
                                              CAPITAL
                                         APPRECIATION (SS)
                                         -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $     2,852
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........       (570,710)
    Administrative expense..............        (77,907)
                                            -----------
    Net investment income
     (loss).............................       (645,765)
                                            -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      8,676,772
    Cost of investments sold............     10,856,910
                                            -----------
       Realized gains (losses) on
        fund shares.....................     (2,180,138)
Realized gain distributions.............             --
                                            -----------
    Net realized gains (losses).........     (2,180,138)
Change in unrealized gains
 (losses)...............................     17,056,722
                                            -----------
    Net realized and unrealized
     gains (losses) on
     investments........................     14,876,584
                                            -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $14,230,819
                                            ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                     OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER     OPPENHEIMER
                                      VARIABLE        VARIABLE         VARIABLE        VARIABLE        VARIABLE
                                    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS
                                   (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES
                                       ("SS"))         ("SS"))         ("SS"))          ("SS"))         ("SS"))
                                     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                   --------------- --------------- ---------------- --------------- ---------------
                                                     OPPENHEIMER                      OPPENHEIMER     OPPENHEIMER
                                     OPPENHEIMER       GLOBAL        OPPENHEIMER         MAIN         MAIN STREET
                                   CORE BOND (SS)  SECURITIES (SS) HIGH INCOME (SS)   STREET (SS)   SMALL CAP (SS)
                                   --------------- --------------- ---------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................   $        --     $   419,096     $        --      $ 1,019,263     $   168,547
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................      (447,411)       (293,359)       (193,937)        (873,422)       (362,984)
    Administrative expense........       (62,575)        (40,378)        (26,729)        (118,207)        (49,165)
                                     -----------     -----------     -----------      -----------     -----------
    Net investment income
     (loss).......................      (509,986)         85,359        (220,666)          27,634        (243,602)
                                     -----------     -----------     -----------      -----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........     5,464,084       4,991,285       2,058,795       11,212,318       5,751,938
    Cost of investments
     sold.........................     8,557,430       6,856,701       5,629,056       14,723,657       7,524,602
                                     -----------     -----------     -----------      -----------     -----------
       Realized gains
        (losses) on fund
        shares....................    (3,093,346)     (1,865,416)     (3,570,261)      (3,511,339)     (1,772,664)
Realized gain distributions.......            --         464,748              --               --              --
                                     -----------     -----------     -----------      -----------     -----------
    Net realized gains
     (losses).....................    (3,093,346)     (1,400,668)     (3,570,261)      (3,511,339)     (1,772,664)
Change in unrealized gains
 (losses).........................     6,089,497       7,992,226       6,936,998       17,965,754       9,851,227
                                     -----------     -----------     -----------      -----------     -----------
    Net realized and
     unrealized gains (losses)
     on investments...............     2,996,151       6,591,558       3,366,737       14,454,415       8,078,563
                                     -----------     -----------     -----------      -----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................   $ 2,486,165     $ 6,676,917     $ 3,146,071      $14,482,049     $ 7,834,961
                                     ===========     ===========     ===========      ===========     ===========

                                     OPPENHEIMER
                                       VARIABLE
                                    ACCOUNT FUNDS
                                   (SERVICE SHARES
                                       ("SS"))
                                     SUB-ACCOUNT
                                   ----------------

                                     OPPENHEIMER
                                   MIDCAP FUND (SS)
                                   ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................    $       --
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................      (128,534)
    Administrative expense........       (17,136)
                                      ----------
    Net investment income
     (loss).......................      (145,670)
                                      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........     1,704,609
    Cost of investments
     sold.........................     2,525,886
                                      ----------
       Realized gains
        (losses) on fund
        shares....................      (821,277)
Realized gain distributions.......            --
                                      ----------
    Net realized gains
     (losses).....................      (821,277)
Change in unrealized gains
 (losses).........................     3,351,145
                                      ----------
    Net realized and
     unrealized gains (losses)
     on investments...............     2,529,868
                                      ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................    $2,384,198
                                      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                            OPPENHEIMER
                                             VARIABLE           PIMCO           PIMCO       PIMCO       PIMCO         PIMCO
                                           ACCOUNT FUNDS       VARIABLE       VARIABLE    VARIABLE    VARIABLE       VARIABLE
                                          (SERVICE SHARES     INSURANCE       INSURANCE   INSURANCE   INSURANCE     INSURANCE
                                              ("SS"))           TRUST           TRUST       TRUST       TRUST         TRUST
                                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                          --------------- ------------------ ----------- ----------- ----------- ----------------
                                                                                                      PIMCO VIT     PIMCO VIT
                                            OPPENHEIMER                                     PIMCO     COMMODITY      EMERGING
                                             STRATEGIC       FOREIGN BOND       MONEY       TOTAL    REALRETURN    MARKETS BOND
                                             BOND (SS)    (US DOLLAR-HEDGED)   MARKET      RETURN     STRATEGY   (ADVISOR SHARES)
                                          --------------- ------------------ ----------- ----------- ----------- ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $   231,585          $ 63          $   27      $   58     $ 178,741      $ 66,661
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (1,300,932)          (26)           (336)        (16)      (42,543)      (16,796)
    Administrative expense...............      (178,693)           (2)            (24)         (1)       (5,445)       (2,174)
                                            -----------          ----          ------      ------     ---------      --------
    Net investment income (loss).........    (1,248,040)           35            (334)         41       130,753        47,691
                                            -----------          ----          ------      ------     ---------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    16,110,689            37           4,967       2,492       411,597       321,463
    Cost of investments sold.............    17,331,676            36           4,967       2,463       598,828       352,123
                                            -----------          ----          ------      ------     ---------      --------
       Realized gains (losses) on
        fund shares......................    (1,220,987)            1              --          29      (187,231)      (30,660)
Realized gain distributions..............        72,581           215              --          32       315,028            --
                                            -----------          ----          ------      ------     ---------      --------
    Net realized gains (losses)..........    (1,148,406)          216              --          61       127,797       (30,660)
Change in unrealized gains (losses)......    16,633,969           (12)             --          46       727,691       255,294
                                            -----------          ----          ------      ------     ---------      --------
    Net realized and unrealized gains
     (losses) on investments.............    15,485,563           204              --         107       855,488       224,634
                                            -----------          ----          ------      ------     ---------      --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $14,237,523          $239          $ (334)     $  148     $ 986,241      $272,325
                                            ===========          ====          ======      ======     =========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                               PIMCO           PIMCO
                                             VARIABLE        VARIABLE                                  PUTNAM
                                          INSURANCE TRUST INSURANCE TRUST PREMIER VIT PREMIER VIT  VARIABLE TRUST
                                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                          --------------- --------------- ----------- ------------ --------------
                                             PIMCO VIT       PIMCO VIT       NACM
                                            REAL RETURN    TOTAL RETURN    SMALL CAP                VT AMERICAN
                                             (ADVISOR        (ADVISOR      PORTFOLIO     OPCAP       GOVERNMENT
                                              SHARES)         SHARES)     CLASS I (N) BALANCED (M)     INCOME
                                          --------------- --------------- ----------- ------------ --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $  254,230      $1,442,999      $    --     $   270     $ 1,795,520
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (130,002)       (419,270)          (7)        (25)       (601,017)
    Administrative expense...............      (16,505)        (54,504)          --          (2)             --
                                            ----------      ----------      -------     -------     -----------
    Net investment income (loss).........      107,723         969,225           (7)        243       1,194,503
                                            ----------      ----------      -------     -------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    2,751,795       6,224,493        1,217       5,806      10,622,994
    Cost of investments sold.............    2,847,162       6,010,045        2,534      10,179      10,281,874
                                            ----------      ----------      -------     -------     -----------
       Realized gains (losses) on
        fund shares......................      (95,367)        214,448       (1,317)     (4,373)        341,120
Realized gain distributions..............      359,816       1,000,366           --          --              --
                                            ----------      ----------      -------     -------     -----------
    Net realized gains (losses)..........      264,449       1,214,814       (1,317)     (4,373)        341,120
Change in unrealized gains (losses)......      905,157         965,028        1,284       3,911       6,036,751
                                            ----------      ----------      -------     -------     -----------
    Net realized and unrealized gains
     (losses) on investments.............    1,169,606       2,179,842          (33)       (462)      6,377,871
                                            ----------      ----------      -------     -------     -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $1,277,329      $3,149,067      $   (40)    $  (219)    $ 7,572,374
                                            ==========      ==========      =======     =======     ===========

                                                PUTNAM
                                            VARIABLE TRUST
                                              SUB-ACCOUNT
                                          -------------------


                                              VT CAPITAL
                                          APPRECIATION (O)(P)
                                          -------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................     $    97,358
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........         (10,459)
    Administrative expense...............              --
                                              -----------
    Net investment income (loss).........          86,899
                                              -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................       6,065,604
    Cost of investments sold.............      11,224,067
                                              -----------
       Realized gains (losses) on
        fund shares......................      (5,158,463)
Realized gain distributions..............              --
                                              -----------
    Net realized gains (losses)..........      (5,158,463)
Change in unrealized gains (losses)......       4,619,172
                                              -----------
    Net realized and unrealized gains
     (losses) on investments.............        (539,291)
                                              -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................     $  (452,392)
                                              ===========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(n)Previously known as Premier VIT NACM Small Cap
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                             PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                         VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         -------------- -------------- -------------- -------------- --------------
                                                                                                     VT THE GEORGE
                                           VT CAPITAL    VT DISCOVERY  VT DIVERSIFIED   VT EQUITY     PUTNAM FUND
                                         OPPORTUNITIES  GROWTH (Q)(O)      INCOME       INCOME (R)     OF BOSTON
                                         -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   20,265    $     2,402    $ 2,853,904    $ 1,054,968    $ 3,526,480
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........      (48,503)       (12,094)      (552,498)    (1,184,984)    (1,052,825)
    Administrative expense..............           --         (1,143)          (274)       (60,105)       (49,157)
                                           ----------    -----------    -----------    -----------    -----------
    Net investment income (loss)........      (28,238)       (10,835)     2,301,132       (190,121)     2,424,498
                                           ----------    -----------    -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      731,101      7,243,808      9,118,358     15,972,121     12,880,927
    Cost of investments sold............    1,043,626     10,987,008     11,488,812     15,737,426     22,085,887
                                           ----------    -----------    -----------    -----------    -----------
       Realized gains (losses) on
        fund shares.....................     (312,525)    (3,743,200)    (2,370,454)       234,695     (9,204,960)
Realized gain distributions.............           --             --             --             --             --
                                           ----------    -----------    -----------    -----------    -----------
    Net realized gains (losses).........     (312,525)    (3,743,200)    (2,370,454)       234,695     (9,204,960)
Change in unrealized gains
 (losses)...............................    1,677,276      3,600,148     17,162,129     26,826,357     23,141,018
                                           ----------    -----------    -----------    -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments........................    1,364,751       (143,052)    14,791,675     27,061,052     13,936,058
                                           ----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $1,336,513    $  (153,887)   $17,092,807    $26,870,931    $16,360,556
                                           ==========    ===========    ===========    ===========    ===========

                                             PUTNAM
                                         VARIABLE TRUST
                                          SUB-ACCOUNT
                                         --------------
                                               VT
                                          GLOBAL ASSET
                                           ALLOCATION
                                         --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $ 1,666,290
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (398,787)
    Administrative expense..............      (25,078)
                                          -----------
    Net investment income (loss)........    1,242,425
                                          -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    5,409,081
    Cost of investments sold............    6,921,906
                                          -----------
       Realized gains (losses) on
        fund shares.....................   (1,512,825)
Realized gain distributions.............           --
                                          -----------
    Net realized gains (losses).........   (1,512,825)
Change in unrealized gains
 (losses)...............................    8,448,755
                                          -----------
    Net realized and unrealized
     gains (losses) on
     investments........................    6,935,930
                                          -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $ 8,178,355
                                          ===========

--------
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                              PUTNAM         PUTNAM          PUTNAM         PUTNAM         PUTNAM
                                          VARIABLE TRUST VARIABLE TRUST  VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------- --------------- -------------- -------------- --------------
                                            VT GLOBAL       VT GLOBAL      VT GLOBAL    VT GROWTH AND    VT GROWTH
                                              EQUITY     HEALTH CARE (S) UTILITIES (T)      INCOME     OPPORTUNITIES
                                          -------------- --------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $        --     $       --      $  899,777    $  4,961,626    $   76,890
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (308,052)      (460,764)       (304,320)     (2,473,640)     (140,761)
    Administrative expense...............           --         (9,436)         (5,919)        (67,410)          (87)
                                           -----------     ----------      ----------    ------------    ----------
    Net investment income (loss).........     (308,052)      (470,200)        589,538       2,420,576       (63,958)
                                           -----------     ----------      ----------    ------------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    3,683,506      5,877,326       4,841,771      32,818,792     1,284,092
    Cost of investments sold.............    6,669,895      6,429,444       5,732,840      59,714,788     2,038,778
                                           -----------     ----------      ----------    ------------    ----------
       Realized gains (losses) on
        fund shares......................   (2,986,389)      (552,118)       (891,069)    (26,895,996)     (754,686)
Realized gain distributions..............           --      3,772,562       1,494,095              --            --
                                           -----------     ----------      ----------    ------------    ----------
    Net realized gains (losses)..........   (2,986,389)     3,220,444         603,026     (26,895,996)     (754,686)
Change in unrealized gains (losses)......    8,971,464      4,460,926        (223,334)     69,566,817     4,125,145
                                           -----------     ----------      ----------    ------------    ----------
    Net realized and unrealized gains
     (losses) on investments.............    5,985,075      7,681,370         379,692      42,670,821     3,370,459
                                           -----------     ----------      ----------    ------------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $ 5,677,023     $7,211,170      $  969,230    $ 45,091,397    $3,306,501
                                           ===========     ==========      ==========    ============    ==========

                                              PUTNAM
                                          VARIABLE TRUST
                                           SUB-ACCOUNT
                                          --------------

                                          VT HIGH YIELD
                                          --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $ 5,449,597
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (740,434)
    Administrative expense...............      (54,408)
                                           -----------
    Net investment income (loss).........    4,654,755
                                           -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   12,442,503
    Cost of investments sold.............   16,012,544
                                           -----------
       Realized gains (losses) on
        fund shares......................   (3,570,041)
Realized gain distributions..............           --
                                           -----------
    Net realized gains (losses)..........   (3,570,041)
Change in unrealized gains (losses)......   19,461,222
                                           -----------
    Net realized and unrealized gains
     (losses) on investments.............   15,891,181
                                           -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $20,545,936
                                           ===========

--------
(s)Previously known as VT Health Sciences
(t)Previously known as VT Utilities Growth and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                             PUTNAM         PUTNAM         PUTNAM         PUTNAM          PUTNAM
                                         VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  VARIABLE TRUST
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                         -------------- -------------- -------------- -------------- ----------------
                                                                             VT             VT
                                                              VT       INTERNATIONAL  INTERNATIONAL
                                                        INTERNATIONAL    GROWTH AND        NEW
                                           VT INCOME        EQUITY         INCOME     OPPORTUNITIES  VT INVESTORS (O)
                                         -------------- -------------- -------------- -------------- ----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $ 7,347,595    $         --   $        --     $  279,647     $   749,875
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........   (1,727,714)     (1,951,881)     (344,638)      (265,514)       (868,582)
    Administrative expense..............     (120,518)       (113,427)           --             --         (16,382)
                                          -----------    ------------   -----------     ----------     -----------
    Net investment income (loss)........    5,499,363      (2,065,308)     (344,638)        14,133        (135,089)
                                          -----------    ------------   -----------     ----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   29,012,905      24,265,008     4,512,862      2,639,960      11,058,947
    Cost of investments sold............   34,637,799      41,300,150     8,343,962      3,159,086      16,971,980
                                          -----------    ------------   -----------     ----------     -----------
       Realized gains (losses) on
        fund shares.....................   (5,624,894)    (17,035,142)   (3,831,100)      (519,126)     (5,913,033)
Realized gain distributions.............           --              --            --             --              --
                                          -----------    ------------   -----------     ----------     -----------
    Net realized gains (losses).........   (5,624,894)    (17,035,142)   (3,831,100)      (519,126)     (5,913,033)
Change in unrealized gains
 (losses)...............................   45,504,357      47,135,096     9,678,938      6,546,075      23,182,069
                                          -----------    ------------   -----------     ----------     -----------
    Net realized and unrealized
     gains (losses) on
     investments........................   39,879,463      30,099,954     5,847,838      6,026,949      17,269,036
                                          -----------    ------------   -----------     ----------     -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................  $45,378,826    $ 28,034,646   $ 5,503,200     $6,041,082     $17,133,947
                                          ===========    ============   ===========     ==========     ===========

                                             PUTNAM
                                         VARIABLE TRUST
                                          SUB-ACCOUNT
                                         --------------


                                               VT
                                         MID CAP VALUE
                                         --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $    23,411
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........      (97,688)
    Administrative expense..............           --
                                          -----------
    Net investment income (loss)........      (74,277)
                                          -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    2,357,354
    Cost of investments sold............    3,972,367
                                          -----------
       Realized gains (losses) on
        fund shares.....................   (1,615,013)
Realized gain distributions.............           --
                                          -----------
    Net realized gains (losses).........   (1,615,013)
Change in unrealized gains
 (losses)...............................    3,899,838
                                          -----------
    Net realized and unrealized
     gains (losses) on
     investments........................    2,284,825
                                          -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................  $ 2,210,548
                                          ===========

--------
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------


                                       PUTNAM            PUTNAM             PUTNAM          PUTNAM         PUTNAM
                                   VARIABLE TRUST    VARIABLE TRUST     VARIABLE TRUST  VARIABLE TRUST VARIABLE TRUST
                                    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                   -------------- -------------------- ---------------- -------------- --------------
                                                                                           VT OTC &
                                         VT              VT NEW                            EMERGING
                                    MONEY MARKET  OPPORTUNITIES (O)(P) VT NEW VALUE (R)   GROWTH (U)    VT RESEARCH
                                   -------------- -------------------- ---------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................  $   318,095       $   192,205        $  1,984,335    $         --   $   371,562
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................   (1,999,036)         (707,002)           (117,815)        (19,203)     (441,053)
    Administrative expense........     (187,724)           (7,149)             (7,781)             --        (6,027)
                                    -----------       -----------        ------------    ------------   -----------
    Net investment income
     (loss).......................   (1,868,665)         (521,946)          1,858,739         (19,203)      (75,518)
                                    -----------       -----------        ------------    ------------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........   87,059,699         8,465,236          68,821,898      11,682,471     5,551,441
    Cost of investments
     sold.........................   87,059,699        15,071,656         151,511,723      27,767,001     7,794,645
                                    -----------       -----------        ------------    ------------   -----------
       Realized gains
        (losses) on fund
        shares....................           --        (6,606,420)        (82,689,825)    (16,084,530)   (2,243,204)
Realized gain distributions.......           --                --                  --              --            --
                                    -----------       -----------        ------------    ------------   -----------
    Net realized gains
     (losses).....................           --        (6,606,420)        (82,689,825)    (16,084,530)   (2,243,204)
Change in unrealized gains
 (losses).........................           --        21,314,340          76,611,056      15,748,401    11,170,771
                                    -----------       -----------        ------------    ------------   -----------
    Net realized and
     unrealized gains (losses)
     on investments...............           --        14,707,920          (6,078,769)       (336,129)    8,927,567
                                    -----------       -----------        ------------    ------------   -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.......................  $(1,868,665)      $14,185,974        $ (4,220,030)   $   (355,332)  $ 8,852,049
                                    ===========       ===========        ============    ============   ===========

                                       PUTNAM
                                   VARIABLE TRUST
                                    SUB-ACCOUNT
                                   --------------

                                    VT SMALL CAP
                                       VALUE
                                   --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................  $   842,153
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................     (703,807)
    Administrative expense........      (15,706)
                                    -----------
    Net investment income
     (loss).......................      122,640
                                    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........    9,540,961
    Cost of investments
     sold.........................   16,792,257
                                    -----------
       Realized gains
        (losses) on fund
        shares....................   (7,251,296)
Realized gain distributions.......           --
                                    -----------
    Net realized gains
     (losses).....................   (7,251,296)
Change in unrealized gains
 (losses).........................   19,944,310
                                    -----------
    Net realized and
     unrealized gains (losses)
     on investments...............   12,693,014
                                    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.......................  $12,815,654
                                    ===========

--------
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                        PUTNAM         PUTNAM       RIDGEWORTH       RIDGEWORTH       RIDGEWORTH
                                    VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST   VARIABLE TRUST   VARIABLE TRUST
                                     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                    -------------- -------------- --------------- ---------------- ----------------
                                                                    RIDGEWORTH       RIDGEWORTH       RIDGEWORTH
                                                                     LARGE CAP       LARGE CAP        LARGE CAP
                                     VT VISTA (U)    VT VOYAGER   CORE EQUITY (M) GROWTH STOCK (M) VALUE EQUITY (M)
                                    -------------- -------------- --------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................  $        --    $  1,129,201    $    11,028     $    56,918      $    82,331
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk..........................     (551,443)     (1,885,056)        (5,739)        (24,486)         (25,981)
    Administrative expense.........      (10,342)        (78,193)          (556)         (1,972)          (2,124)
                                     -----------    ------------    -----------     -----------      -----------
    Net investment income
     (loss)........................     (561,785)       (834,048)         4,733          30,460           54,226
                                     -----------    ------------    -----------     -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales............    6,525,913      25,885,632      1,486,824       6,821,236        7,247,018
    Cost of investments sold.......    9,281,428      38,413,236      2,544,416      11,957,691       10,192,644
                                     -----------    ------------    -----------     -----------      -----------
       Realized gains
        (losses) on fund
        shares.....................   (2,755,515)    (12,527,604)    (1,057,592)     (5,136,455)      (2,945,626)
Realized gain distributions........           --              --             --              --               --
                                     -----------    ------------    -----------     -----------      -----------
    Net realized gains
     (losses)......................   (2,755,515)    (12,527,604)    (1,057,592)     (5,136,455)      (2,945,626)
Change in unrealized gains
 (losses)..........................   16,842,787      77,780,458        954,967       5,112,992        2,323,580
                                     -----------    ------------    -----------     -----------      -----------
    Net realized and unrealized
     gains (losses) on
     investments...................   14,087,272      65,252,854       (102,625)        (23,463)        (622,046)
                                     -----------    ------------    -----------     -----------      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................  $13,525,487    $ 64,418,806    $   (97,892)    $     6,997      $  (567,820)
                                     ===========    ============    ===========     ===========      ===========

                                      RIDGEWORTH
                                    VARIABLE TRUST
                                     SUB-ACCOUNT
                                    --------------
                                      RIDGEWORTH
                                     MID CAP CORE
                                      EQUITY (M)
                                    --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................  $    19,820
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk..........................       (8,849)
    Administrative expense.........         (722)
                                     -----------
    Net investment income
     (loss)........................       10,249
                                     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales............    2,531,350
    Cost of investments sold.......    4,711,480
                                     -----------
       Realized gains
        (losses) on fund
        shares.....................   (2,180,130)
Realized gain distributions........           --
                                     -----------
    Net realized gains
     (losses)......................   (2,180,130)
Change in unrealized gains
 (losses)..........................    2,075,372
                                     -----------
    Net realized and unrealized
     gains (losses) on
     investments...................     (104,758)
                                     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................  $   (94,509)
                                     ===========

--------
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                         THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                            RIDGEWORTH        RYDEX      INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                          VARIABLE TRUST  VARIABLE TRUST  FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ---------------- -------------- ------------- ------------- ------------- -------------
                                                             RYDEX VT                   VAN KAMPEN    VAN KAMPEN
                                            RIDGEWORTH      NASDAQ 100    VAN KAMPEN     UIF CORE    UIF EMERGING   VAN KAMPEN
                                            SMALL CAP        STRATEGY     UIF CAPITAL   PLUS FIXED      MARKETS     UIF GLOBAL
                                         VALUE EQUITY (M)      FUND         GROWTH        INCOME        EQUITY     VALUE EQUITY
                                         ---------------- -------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $    22,425        $  --       $        --    $ 95,951     $        --     $ 1,207
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........       (12,796)          (1)         (389,023)    (15,633)       (442,476)       (259)
    Administrative expense..............        (1,201)          --           (32,613)     (1,085)        (28,516)        (18)
                                           -----------        -----       -----------    --------     -----------     -------
    Net investment income
     (loss).............................         8,428           (1)         (421,636)     79,233        (470,992)        930
                                           -----------        -----       -----------    --------     -----------     -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     3,508,006          591         6,176,003     330,570       4,194,646       8,909
    Cost of investments sold............     7,533,906          862         7,030,753     366,188       5,916,650      17,512
                                           -----------        -----       -----------    --------     -----------     -------
       Realized gains (losses) on
        fund shares.....................    (4,025,900)        (271)         (854,750)    (35,618)     (1,722,004)     (8,603)
Realized gain distributions.............            --           --                --          --              --          --
                                           -----------        -----       -----------    --------     -----------     -------
    Net realized gains (losses).........    (4,025,900)        (271)         (854,750)    (35,618)     (1,722,004)     (8,603)
Change in unrealized gains
 (losses)...............................     4,014,617          231        13,956,146      37,367      16,865,660       8,650
                                           -----------        -----       -----------    --------     -----------     -------
    Net realized and unrealized
     gains (losses) on
     investments........................       (11,283)         (40)       13,101,396       1,749      15,143,656          47
                                           -----------        -----       -----------    --------     -----------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $    (2,855)       $ (41)      $12,679,760    $ 80,982     $14,672,664     $   977
                                           ===========        =====       ===========    ========     ===========     =======

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                   THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                   INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                    FUNDS, INC.   FUNDS, INC.    FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                   ------------- -------------- -------------- ------------- ------------- -------------
                                                                                VAN KAMPEN
                                    VAN KAMPEN   VAN KAMPEN UIF                  UIF U.S.     VAN KAMPEN
                                        UIF      INTERNATIONAL  VAN KAMPEN UIF    MID CAP      UIF U.S.     VAN KAMPEN
                                    HIGH YIELD       MAGNUM     MID CAP GROWTH     VALUE      REAL ESTATE    UIF VALUE
                                   ------------- -------------- -------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................    $  450      $   510,979    $        --    $   671,608   $   626,453    $  2,575
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................       (77)        (257,411)      (284,664)      (825,414)     (298,982)     (1,156)
    Administrative expense........        (6)         (16,745)       (18,056)       (60,053)      (19,149)        (79)
                                      ------      -----------    -----------    -----------   -----------    --------
    Net investment income
     (loss).......................       367          236,823       (302,720)      (213,859)      308,322       1,340
                                      ------      -----------    -----------    -----------   -----------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........     1,396        3,882,121      4,314,519      9,461,771     3,365,822      33,891
    Cost of investments
     sold.........................     1,053        6,086,054      6,169,878     15,579,346     6,406,366      53,663
                                      ------      -----------    -----------    -----------   -----------    --------
       Realized gains
        (losses) on fund
        shares....................       343       (2,203,933)    (1,855,359)    (6,117,575)   (3,040,544)    (19,772)
Realized gain distributions.......        --               --             --             --            --          --
                                      ------      -----------    -----------    -----------   -----------    --------
    Net realized gains
     (losses).....................       343       (2,203,933)    (1,855,359)    (6,117,575)   (3,040,544)    (19,772)
Change in unrealized gains
 (losses).........................     1,081        6,446,903     10,006,419     23,337,971     7,591,218      38,152
                                      ------      -----------    -----------    -----------   -----------    --------
    Net realized and
     unrealized gains (losses)
     on investments...............     1,424        4,242,970      8,151,060     17,220,396     4,550,674      18,380
                                      ------      -----------    -----------    -----------   -----------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................    $1,791      $ 4,479,793    $ 7,848,340    $17,006,537   $ 4,858,996    $ 19,720
                                      ======      ===========    ===========    ===========   ===========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                         THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                         INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                          FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                          (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------- ------------- ------------- ------------- -------------
                                                                      VAN KAMPEN
                                          VAN KAMPEN    VAN KAMPEN   UIF EMERGING   VAN KAMPEN    VAN KAMPEN    VAN KAMPEN
                                          UIF CAPITAL  UIF EMERGING     MARKETS     UIF EQUITY    UIF GLOBAL     UIF INT'L
                                            GROWTH     MARKETS DEBT     EQUITY      AND INCOME     FRANCHISE   GROWTH EQUITY
                                          (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)
                                         ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $       --    $1,579,704    $        --   $ 1,317,962   $ 5,386,713   $   27,997
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........    (122,523)     (282,244)      (218,488)     (660,924)     (972,520)     (51,798)
    Administrative expense..............     (16,467)      (38,471)       (28,534)      (89,345)     (127,121)      (6,464)
                                          ----------    ----------    -----------   -----------   -----------   ----------
    Net investment income (loss)........    (138,990)    1,258,989       (247,022)      567,693     4,287,072      (30,265)
                                          ----------    ----------    -----------   -----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   1,916,871     4,310,633      3,114,550     9,463,291    12,760,655      809,128
    Cost of investments sold............   2,062,180     5,165,235      4,605,890    11,513,968    16,392,074    1,112,792
                                          ----------    ----------    -----------   -----------   -----------   ----------
       Realized gains (losses) on
        fund shares.....................    (145,309)     (854,602)    (1,491,340)   (2,050,677)   (3,631,419)    (303,664)
Realized gain distributions.............          --            --             --            --     3,471,089           --
                                          ----------    ----------    -----------   -----------   -----------   ----------
    Net realized gains (losses).........    (145,309)     (854,602)    (1,491,340)   (2,050,677)     (160,330)    (303,664)
Change in unrealized gains
 (losses)...............................   4,439,121     4,474,082      9,374,581    10,222,886    12,292,926    1,389,961
                                          ----------    ----------    -----------   -----------   -----------   ----------
    Net realized and unrealized
     gains (losses) on
     investments........................   4,293,812     3,619,480      7,883,241     8,172,209    12,132,596    1,086,297
                                          ----------    ----------    -----------   -----------   -----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $4,154,822    $4,878,469    $ 7,636,219   $ 8,739,902   $16,419,668   $1,056,032
                                          ==========    ==========    ===========   ===========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                       THE          VAN          VAN
                                      THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL    UNIVERSAL     KAMPEN       KAMPEN
                                      INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL    LIFE         LIFE
                                       FUNDS, INC.   FUNDS, INC.    FUNDS, INC.    FUNDS, INC.  INVESTMENT   INVESTMENT
                                       (CLASS II)     (CLASS II)     (CLASS II)    (CLASS II)      TRUST        TRUST
                                       SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------- -------------- -------------- ------------- -----------  -----------
                                       VAN KAMPEN   VAN KAMPEN UIF VAN KAMPEN UIF  VAN KAMPEN
                                       UIF MID CAP  SMALL COMPANY   U.S. MID CAP    UIF U.S.
                                         GROWTH         GROWTH         VALUE       REAL ESTATE  LIT CAPITAL      LIT
                                       (CLASS II)     (CLASS II)     (CLASS II)    (CLASS II)     GROWTH      COMSTOCK
                                      ------------- -------------- -------------- ------------- -----------  -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $        --   $        --    $   484,053   $  1,340,918  $    25,480  $ 1,776,908
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (446,488)     (188,036)      (610,922)      (635,889)    (323,457)    (500,996)
    Administrative expense...........      (58,159)      (23,942)       (79,583)       (86,052)     (22,283)     (36,554)
                                       -----------   -----------    -----------   ------------  -----------  -----------
    Net investment income
     (loss)..........................     (504,647)     (211,978)      (206,452)       618,977     (320,260)   1,239,358
                                       -----------   -----------    -----------   ------------  -----------  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    8,592,255     2,880,592      9,200,839     14,578,189    4,541,071    7,986,410
    Cost of investments sold.........   12,957,927     3,945,784     15,664,154     27,442,923    6,805,693   11,490,119
                                       -----------   -----------    -----------   ------------  -----------  -----------
       Realized gains (losses)
        on fund shares...............   (4,365,672)   (1,065,192)    (6,463,315)   (12,864,734)  (2,264,622)  (3,503,709)
Realized gain distributions..........           --            --             --             --           --           --
                                       -----------   -----------    -----------   ------------  -----------  -----------
    Net realized gains (losses)......   (4,365,672)   (1,065,192)    (6,463,315)   (12,864,734)  (2,264,622)  (3,503,709)
Change in unrealized gains
 (losses)............................   18,035,301     5,880,984     20,023,617     24,898,064   13,534,015   11,005,018
                                       -----------   -----------    -----------   ------------  -----------  -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   13,669,629     4,815,792     13,560,302     12,033,330   11,269,393    7,501,309
                                       -----------   -----------    -----------   ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $13,164,982   $ 4,603,814    $13,353,850   $ 12,652,307  $10,949,133  $ 8,740,667
                                       ===========   ===========    ===========   ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                   VAN KAMPEN    VAN KAMPEN     VAN KAMPEN   VAN KAMPEN
                                      VAN KAMPEN     VAN KAMPEN       LIFE          LIFE           LIFE         LIFE
                                         LIFE           LIFE       INVESTMENT    INVESTMENT     INVESTMENT   INVESTMENT
                                      INVESTMENT     INVESTMENT       TRUST        TRUST          TRUST         TRUST
                                         TRUST         TRUST       (CLASS II)    (CLASS II)     (CLASS II)   (CLASS II)
                                      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                      ----------- ---------------- -----------  ------------  -------------- -----------
                                                                   LIT CAPITAL                LIT GROWTH AND LIT MID CAP
                                          LIT           LIT          GROWTH     LIT COMSTOCK      INCOME       GROWTH
                                      GOVERNMENT  MONEY MARKET (V) (CLASS II)    (CLASS II)     (CLASS II)   (CLASS II)
                                      ----------- ---------------- -----------  ------------  -------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 62,894      $      348    $        --  $  6,309,204   $ 3,008,706   $        --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......   (12,052)        (45,048)      (483,875)   (2,245,657)   (1,204,079)     (164,846)
    Administrative expense...........      (983)         (3,489)       (48,734)     (239,777)     (159,371)      (17,350)
                                       --------      ----------    -----------  ------------   -----------   -----------
    Net investment income
     (loss)..........................    49,859         (48,189)      (532,609)    3,823,770     1,645,256      (182,196)
                                       --------      ----------    -----------  ------------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   518,937       5,720,470      6,024,942    27,284,384    14,724,919     2,193,251
    Cost of investments sold.........   529,004       5,720,470      7,112,837    38,621,491    19,021,148     3,675,708
                                       --------      ----------    -----------  ------------   -----------   -----------
       Realized gains (losses)
        on fund shares...............   (10,067)             --     (1,087,895)  (11,337,107)   (4,296,229)   (1,482,457)
Realized gain distributions..........        --              --             --            --            --            --
                                       --------      ----------    -----------  ------------   -----------   -----------
    Net realized gains (losses)......   (10,067)             --     (1,087,895)  (11,337,107)   (4,296,229)   (1,482,457)
Change in unrealized gains
 (losses)............................   (46,509)             --     16,603,977    42,579,696    19,943,191     6,321,039
                                       --------      ----------    -----------  ------------   -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (56,576)             --     15,516,082    31,242,589    15,646,962     4,838,582
                                       --------      ----------    -----------  ------------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ (6,717)     $  (48,189)   $14,983,473  $ 35,066,359   $17,292,218   $ 4,656,386
                                       ========      ==========    ===========  ============   ===========   ===========

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                 VAN KAMPEN LIFE
                                                                 INVESTMENT TRUST
                                                                    (CLASS II)
                                                                   SUB-ACCOUNT
                                                                 ----------------
                                                                       LIT
                                                                   MONEY MARKET
                                                                  (CLASS II) (V)
                                                                 ----------------
NET INVESTMENT INCOME (LOSS)
Dividends.......................................................   $     3,078
Charges from Lincoln Benefit Life Company:
    Mortality and expense risk..................................      (436,449)
    Administrative expense......................................       (59,182)
                                                                   -----------
    Net investment income (loss)................................      (492,553)
                                                                   -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.........................................    47,125,848
    Cost of investments sold....................................    47,125,848
                                                                   -----------
       Realized gains (losses) on fund shares...................            --
Realized gain distributions.....................................            --
                                                                   -----------
    Net realized gains (losses).................................            --
Change in unrealized gains (losses).............................            --
                                                                   -----------
    Net realized and unrealized gains (losses) on investments...            --
                                                                   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............   $  (492,553)
                                                                   ===========

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED                 ADVANCED              ADVANCED
                                                       SERIES TRUST             SERIES TRUST          SERIES TRUST
                                                       SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                                 -----------------------  -----------------------  ------------------
                                                           AST                                             AST
                                                   ACADEMIC STRATEGIES              AST                AGGRESSIVE
                                                     ASSET ALLOCATION       ADVANCED STRATEGIES     ASSET ALLOCATION
                                                 -----------------------  -----------------------  ------------------
                                                    2009         2008        2009         2008       2009      2008
                                                 ----------  -----------  ----------  -----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   44,272  $   (33,789) $   26,435  $     4,622  $    (78) $   (859)
Net realized gains (losses).....................   (607,288)  (1,716,106)   (100,516)    (476,165)  (12,497)  (23,332)
Change in unrealized gains (losses).............  1,664,740   (1,673,389)    463,192     (246,425)   34,096   (52,880)
                                                 ----------  -----------  ----------  -----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................  1,101,724   (3,423,284)    389,111     (717,968)   21,521   (77,071)
                                                 ----------  -----------  ----------  -----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................    137,329   10,944,765     284,123    2,313,219        --   197,404
Benefit payments................................         --           --          --           --        --        --
Payments on termination.........................   (310,554)    (201,029)    (26,336)     (30,538)     (912)       --
Contract maintenance charge.....................    (12,833)      (1,372)     (5,580)        (511)      (64)      (19)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    116,363   (4,885,250)    306,495   (1,438,097)     (594)  (87,223)
                                                 ----------  -----------  ----------  -----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................    (69,695)   5,857,114     558,702      844,073    (1,570)  110,162
                                                 ----------  -----------  ----------  -----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  1,032,029    2,433,830     947,813      126,105    19,951    33,091
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  6,065,016    3,631,186   1,364,986    1,238,881    87,102    54,011
                                                 ----------  -----------  ----------  -----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $7,097,045  $ 6,065,016  $2,312,799  $ 1,364,986  $107,053  $ 87,102
                                                 ==========  ===========  ==========  ===========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    867,264      348,463     188,627      118,452    14,799     5,213
       Units issued.............................    375,660    1,763,431     178,430      429,900     8,146    25,121
       Units redeemed...........................   (412,210)  (1,244,630)   (109,917)    (359,725)   (8,562)  (15,535)
                                                 ----------  -----------  ----------  -----------  --------  --------
    Units outstanding at end of period..........    830,714      867,264     257,140      188,627    14,383    14,799
                                                 ==========  ===========  ==========  ===========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED           ADVANCED           ADVANCED
                                                        SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ------------------  ----------------
                                                            AST                 AST                AST
                                                     ALLIANCE BERNSTEIN ALLIANCE BERNSTEIN  AMERICAN CENTURY
                                                         CORE VALUE       GROWTH & INCOME    INCOME & GROWTH
                                                     -----------------  ------------------  ----------------
                                                       2009     2008      2009      2008      2009     2008
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   681  $  1,758  $    194  $    (20) $   119  $    38
Net realized gains (losses).........................    (769)   (6,809)  (17,596)   (1,817)    (979)    (567)
Change in unrealized gains (losses).................   4,694   (15,290)   17,574   (22,277)   1,997   (1,038)
                                                     -------  --------  --------  --------  -------  -------
Increase (decrease) in net assets from operations...   4,606   (20,341)      172   (24,114)   1,137   (1,567)
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --        --        --        --       --   12,787
Benefit payments....................................      --        --        --        --       --       --
Payments on termination.............................    (865)       --   (14,984)  (21,990)      --       --
Contract maintenance charge.........................     (10)       (3)      (13)      (11)     (11)      --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  25,705    33,199        10    27,852   (3,815)    (103)
                                                     -------  --------  --------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  24,830    33,196   (14,987)    5,851   (3,826)  12,684
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  29,436    12,855   (14,815)  (18,263)  (2,689)  11,117
NET ASSETS AT BEGINNING OF PERIOD...................  22,378     9,523    30,079    48,342   11,117       --
                                                     -------  --------  --------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $51,814  $ 22,378  $ 15,264  $ 30,079  $ 8,428  $11,117
                                                     =======  ========  ========  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,100     1,001     5,058     4,741    1,808       --
       Units issued.................................   3,892    10,496        31     3,023      688    2,190
       Units redeemed...............................    (158)   (7,397)   (2,914)   (2,706)  (1,315)    (382)
                                                     -------  --------  --------  --------  -------  -------
    Units outstanding at end of period..............   7,834     4,100     2,175     5,058    1,181    1,808
                                                     =======  ========  ========  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   ADVANCED                ADVANCED              ADVANCED
                                                 SERIES TRUST            SERIES TRUST          SERIES TRUST
                                                 SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                           -----------------------  ----------------------  ------------------
                                                     AST                      AST                   AST
                                                   BALANCED                  BOND                  BOND
                                               ASSET ALLOCATION         PORTFOLIO 2018        PORTFOLIO 2019
                                           -----------------------  ----------------------  ------------------
                                              2009         2008        2009      2008 (W)     2009    2008 (W)
                                           ----------  -----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    4,651  $   (17,458) $  (15,154) $   (4,587) $ (4,250) $   (304)
Net realized gains (losses)...............   (278,048)    (966,821)     67,797      52,514     2,702     9,480
Change in unrealized gains (losses).......  1,459,784     (284,136)   (132,716)    165,714    (9,053)    8,867
                                           ----------  -----------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations...............................  1,186,387   (1,268,415)    (80,073)    213,641   (10,601)   18,043
                                           ----------  -----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................  1,108,540    6,397,142          --          --        --        --
Benefit payments..........................         --           --          --          --        --        --
Payments on termination...................    (59,497)     (81,603)         --          --      (683)       --
Contract maintenance charge...............    (26,228)      (1,448)       (605)         --      (133)       --
Transfers among the sub-accounts and with
 the Fixed Account--net...................  1,938,542   (1,195,631)    134,871     837,550   302,624    56,774
                                           ----------  -----------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 contract transactions....................  2,961,357    5,118,460     134,266     837,550   301,808    56,774
                                           ----------  -----------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS...................................  4,147,744    3,850,045      54,193   1,051,191   291,207    74,817
NET ASSETS AT BEGINNING OF
 PERIOD...................................  4,519,060      669,015   1,051,191          --    74,817        --
                                           ----------  -----------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD............... $8,666,804  $ 4,519,060  $1,105,384  $1,051,191  $366,024  $ 74,817
                                           ==========  ===========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    615,959       64,108      86,265          --     6,108        --
       Units issued.......................    827,012    1,396,888      90,140     222,127    68,796    20,306
       Units redeemed.....................   (471,776)    (845,037)    (78,363)   (140,862)  (41,881)  (14,198)
                                           ----------  -----------  ----------  ----------  --------  --------
    Units outstanding at end of period....    971,195      615,959      98,042      86,265    33,023     6,108
                                           ==========  ===========  ==========  ==========  ========  ========

--------
(w)For the period beginning January 28, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                        ADVANCED            ADVANCED               ADVANCED
                                                      SERIES TRUST        SERIES TRUST           SERIES TRUST
                                                      SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
                                                     -------------- -----------------------  -------------------
                                                          AST                 AST                    AST
                                                          BOND           CAPITAL GROWTH           CLS GROWTH
                                                     PORTFOLIO 2020     ASSET ALLOCATION       ASSET ALLOCATION
                                                     -------------- -----------------------  -------------------
                                                        2009 (A)       2009         2008       2009       2008
                                                     -------------- ----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................     $  (10)    $   15,831  $   (38,643) $   (979) $  (1,213)
Net realized gains (losses).........................        (23)      (396,255)  (1,305,026)   (2,153)   (81,997)
Change in unrealized gains (losses).................        (90)     1,368,203   (1,239,015)   44,689      1,729
                                                         ------     ----------  -----------  --------  ---------
Increase (decrease) in net assets from operations...       (123)       987,779   (2,582,684)   41,557    (81,481)
                                                         ------     ----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................         --        433,057    6,980,265   103,123    416,039
Benefit payments....................................         --             --           --        --         --
Payments on termination.............................         --       (222,784)     (96,388)  (16,590)        --
Contract maintenance charge.........................         --        (10,486)      (1,432)     (384)      (333)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      2,462         68,352   (2,557,133)   (5,421)  (275,277)
                                                         ------     ----------  -----------  --------  ---------
Increase (decrease) in net assets from contract
 transactions.......................................      2,462        268,139    4,325,312    80,728    140,429
                                                         ------     ----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS...................      2,339      1,255,918    1,742,628   122,285     58,948
NET ASSETS AT BEGINNING OF PERIOD...................         --      4,408,222    2,665,594    58,948         --
                                                         ------     ----------  -----------  --------  ---------
NET ASSETS AT END OF PERIOD.........................     $2,339     $5,664,140  $ 4,408,222  $181,233  $  58,948
                                                         ======     ==========  ===========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period........         --        661,754      256,135     8,789         --
       Units issued.................................        451        444,093    1,543,744    23,860     62,390
       Units redeemed...............................       (186)      (416,773)  (1,138,125)  (11,093)   (53,601)
                                                         ------     ----------  -----------  --------  ---------
    Units outstanding at end of period..............        265        689,074      661,754    21,556      8,789
                                                         ======     ==========  ===========  ========  =========

--------
(a)For the period beginning January 2, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                            ADVANCED             ADVANCED          ADVANCED
                                                          SERIES TRUST         SERIES TRUST      SERIES TRUST
                                                          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                     ---------------------  -----------------  ----------------
                                                              AST                  AST                AST
                                                          CLS MODERATE           COHEN &             DEAM
                                                        ASSET ALLOCATION      STEERS REALTY     LARGE-CAP VALUE
                                                     ---------------------  -----------------  ----------------
                                                        2009        2008      2009     2008      2009     2008
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (15,219) $  (2,950) $   372  $    953  $   (53) $   260
Net realized gains (losses).........................     (6,440)   (75,971)    (783)   14,743     (106)     714
Change in unrealized gains (losses).................    296,362    (35,120)   8,470   (30,489)   2,578   (9,151)
                                                     ----------  ---------  -------  --------  -------  -------
Increase (decrease) in net assets from operations...    274,703   (114,041)   8,059   (14,793)   2,419   (8,177)
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    268,379    853,716       54    (2,500)     108    4,000
Benefit payments....................................         --         --       --        --       --       --
Payments on termination.............................    (40,925)       238     (430)       --       --       --
Contract maintenance charge.........................     (3,315)      (181)     (25)      (15)     (14)      (3)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    404,781      6,452    1,230    34,099      702   16,372
                                                     ----------  ---------  -------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    628,920    860,225      829    31,584      796   20,369
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................    903,623    746,184    8,888    16,791    3,215   12,192
NET ASSETS AT BEGINNING OF PERIOD...................    746,184         --   24,514     7,723   13,412    1,220
                                                     ----------  ---------  -------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $1,649,807  $ 746,184  $33,402  $ 24,514  $16,627  $13,412
                                                     ==========  =========  =======  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    101,548         --    4,091       823    2,205      124
       Units issued.................................    133,704    174,809      465     4,586      513    2,948
       Units redeemed...............................    (50,524)   (73,261)    (266)   (1,318)    (376)    (867)
                                                     ----------  ---------  -------  --------  -------  -------
    Units outstanding at end of period..............    184,728    101,548    4,290     4,091    2,342    2,205
                                                     ==========  =========  =======  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                        ADVANCED         ADVANCED              ADVANCED
                                                      SERIES TRUST     SERIES TRUST          SERIES TRUST
                                                       SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
                                                     --------------- ----------------  -----------------------
                                                           AST              AST                  AST
                                                          DEAM           FEDERATED           FIRST TRUST
                                                     SMALL-CAP VALUE AGGRESSIVE GROWTH     BALANCED TARGET
                                                     --------------- ----------------  -----------------------
                                                        2008 (X)       2009     2008      2009         2008
                                                     --------------- -------  -------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................     $    70     $  (135) $  (192) $   49,036  $    14,033
Net realized gains (losses).........................        (111)     (1,928)     (80)   (164,919)  (1,178,525)
Change in unrealized gains (losses).................          (9)      5,219   (8,055)    539,924     (357,780)
                                                         -------     -------  -------  ----------  -----------
Increase (decrease) in net assets from operations...         (50)      3,156   (8,327)    424,041   (1,522,272)
                                                         -------     -------  -------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       1,000          54    8,125     371,032    4,376,569
Benefit payments....................................          --          --       --          --           --
Payments on termination.............................          --          --       --    (309,875)     (97,581)
Contract maintenance charge.........................          --         (14)      (2)     (6,388)      (1,748)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      (1,294)     (3,768)  11,211     355,873   (3,389,259)
                                                         -------     -------  -------  ----------  -----------
Increase (decrease) in net assets from contract
 transactions.......................................        (294)     (3,728)  19,334     410,642      887,981
                                                         -------     -------  -------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................        (344)       (572)  11,007     834,683     (634,291)
NET ASSETS AT BEGINNING OF PERIOD...................         344      11,623      616   1,844,824    2,479,115
                                                         -------     -------  -------  ----------  -----------
NET ASSETS AT END OF PERIOD.........................     $    --     $11,051  $11,623  $2,679,507  $ 1,844,824
                                                         =======     =======  =======  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period........          39       2,062       60     274,572      238,272
       Units issued.................................          --         446    3,330     308,083      881,431
       Units redeemed...............................         (39)     (1,010)  (1,328)   (255,641)    (845,131)
                                                         -------     -------  -------  ----------  -----------
    Units outstanding at end of period..............          --       1,498    2,062     327,014      274,572
                                                         =======     =======  =======  ==========  ===========

--------
(x)For the period beginning January 1, 2008 and ended July 18, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                           ADVANCED               ADVANCED          ADVANCED
                                                         SERIES TRUST           SERIES TRUST      SERIES TRUST
                                                          SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                                                   ------------------------  -----------------  ---------------
                                                              AST                   AST               AST
                                                      FIRST TRUST CAPITAL        FOCUS FOUR          GLOBAL
                                                      APPRECIATION TARGET      PLUS PORTFOLIO     REAL ESTATE
                                                   ------------------------  -----------------  ---------------
                                                       2009         2008     2009 (B)  2008 (Y)  2009   2008 (Y)
                                                   -----------  -----------  --------  -------- ------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    51,011  $   (54,620) $   (209) $   (26) $   24    $ --
Net realized gains (losses).......................    (669,282)  (3,406,114)    4,151   (1,471)    134      --
Change in unrealized gains (losses)...............   2,078,860   (2,330,234)     (422)     422     476      23
                                                   -----------  -----------  --------  -------  ------    ----
Increase (decrease) in net assets from operations.   1,460,589   (5,790,968)    3,520   (1,075)    634      23
                                                   -----------  -----------  --------  -------  ------    ----
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................     362,956   17,121,131     8,211   16,046      --      --
Benefit payments..................................          --           --        --       --      --      --
Payments on termination...........................     (90,118)    (151,793)       --       --    (417)     --
Contract maintenance charge.......................     (18,297)        (853)      (78)      --      (2)     --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   2,116,647   (9,223,192)  (24,972)  (1,652)    852     417
                                                   -----------  -----------  --------  -------  ------    ----
Increase (decrease) in net assets from contract
 transactions.....................................   2,371,188    7,745,293   (16,839)  14,394     433     417
                                                   -----------  -----------  --------  -------  ------    ----
INCREASE (DECREASE) IN NET ASSETS.................   3,831,777    1,954,325   (13,319)  13,319   1,067     440
NET ASSETS AT BEGINNING OF PERIOD.................   6,607,414    4,653,089    13,319       --     440      --
                                                   -----------  -----------  --------  -------  ------    ----
NET ASSETS AT END OF PERIOD....................... $10,439,191  $ 6,607,414  $     --  $13,319  $1,507    $440
                                                   ===========  ===========  ========  =======  ======    ====
UNITS OUTSTANDING
    Units outstanding at beginning of period......   1,075,207      441,186     1,780       --      72      --
       Units issued...............................   1,017,568    3,176,694     3,066    3,400     165     109
       Units redeemed.............................    (723,456)  (2,542,673)   (4,846)  (1,620)    (53)    (37)
                                                   -----------  -----------  --------  -------  ------    ----
    Units outstanding at end of period............   1,369,319    1,075,207        --    1,780     184      72
                                                   ===========  ===========  ========  =======  ======    ====

--------
(b)For the period beginning January 1, 2009 and ended November 13, 2009
(y)For the period beginning July 21, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED            ADVANCED         ADVANCED
                                                        SERIES TRUST        SERIES TRUST     SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                                     -----------------   -----------------  --------------
                                                            AST                 AST               AST
                                                       GOLDMAN SACHS       GOLDMAN SACHS     GOLDMAN SACHS
                                                     CONCENTRATED GROWTH   MID-CAP GROWTH   SMALL-CAP VALUE
                                                     -----------------   -----------------  --------------
                                                       2009      2008      2009     2008     2009    2008
                                                     -------   --------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (510)  $   (394) $  (538) $   (587) $    5  $   (6)
Net realized gains (losses).........................    (606)    (3,260)  (3,179)    5,235      (8)     (2)
Change in unrealized gains (losses).................  17,903    (13,435)  22,626   (30,214)    534    (699)
                                                     -------   --------  -------  --------  ------  ------
Increase (decrease) in net assets from operations...  16,787    (17,089)  18,909   (25,566)    531    (707)
                                                     -------   --------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................   5,557         --       --    26,750      --      --
Benefit payments....................................      --         --       --        --      --      --
Payments on termination.............................      --         --     (614)       --      --      --
Contract maintenance charge.........................     (45)        (9)     (21)       (6)     (1)     --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (7,156)    36,883      707    34,818      --   2,799
                                                     -------   --------  -------  --------  ------  ------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,644)    36,874       72    61,562      (1)  2,799
                                                     -------   --------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS...................  15,143     19,785   18,981    35,996     530   2,092
NET ASSETS AT BEGINNING OF PERIOD...................  30,209     10,424   37,872     1,876   2,092      --
                                                     -------   --------  -------  --------  ------  ------
NET ASSETS AT END OF PERIOD......................... $45,352   $ 30,209  $56,853  $ 37,872  $2,622  $2,092
                                                     =======   ========  =======  ========  ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,911        998    6,201       181     273      --
       Units issued.................................   1,468     10,613      372    11,113      --     273
       Units redeemed...............................  (1,385)    (6,700)    (569)   (5,093)     --      --
                                                     -------   --------  -------  --------  ------  ------
    Units outstanding at end of period..............   4,994      4,911    6,004     6,201     273     273
                                                     =======   ========  =======  ========  ======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED           ADVANCED            ADVANCED
                                                        SERIES TRUST       SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  ------------------  ------------------
                                                                                AST                 AST
                                                            AST           HORIZON GROWTH     HORIZON MODERATE
                                                         HIGH YIELD      ASSET ALLOCATION    ASSET ALLOCATION
                                                     -----------------  ------------------  ------------------
                                                       2009      2008     2009      2008      2009      2008
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  1,944  $ 1,706  $ (1,174) $   (363) $ (4,153) $ (1,377)
Net realized gains (losses).........................    2,312   (1,785)   (1,094)  (16,393)   (2,227)  (46,631)
Change in unrealized gains (losses).................   11,002   (8,111)   25,182       669    75,973    (2,810)
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from operations...   15,258   (8,190)   22,914   (16,087)   69,593   (50,818)
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    5,557   14,667     2,783   127,586    22,217   410,431
Benefit payments....................................       --       --        --        --        --        --
Payments on termination.............................     (910)      --    (5,689)       --   (26,927)      (92)
Contract maintenance charge.........................      (19)      (6)     (432)      (25)   (1,550)      (91)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (23,709)  30,567    13,430    (5,020)  149,269   (80,084)
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (19,081)  45,228    10,092   122,541   143,009   330,164
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   (3,823)  37,038    33,006   106,454   212,602   279,346
NET ASSETS AT BEGINNING OF PERIOD...................   38,877    1,839   106,454        --   279,346        --
                                                     --------  -------  --------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 35,054  $38,877  $139,460  $106,454  $491,948  $279,346
                                                     ========  =======  ========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    5,007      175    14,892        --    36,625        --
       Units issued.................................    2,645    5,950    12,211    31,197    40,670    87,343
       Units redeemed...............................   (4,283)  (1,118)  (11,479)  (16,305)  (24,280)  (50,718)
                                                     --------  -------  --------  --------  --------  --------
    Units outstanding at end of period..............    3,369    5,007    15,624    14,892    53,015    36,625
                                                     ========  =======  ========  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      ADVANCED             ADVANCED               ADVANCED
                                                    SERIES TRUST         SERIES TRUST           SERIES TRUST
                                                     SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
                                                 ------------------   -----------------   ------------------------
                                                                                                     AST
                                                         AST                 AST                 INVESTMENT
                                                 INTERNATIONAL GROWTH INTERNATIONAL VALUE        GRADE BOND
                                                 ------------------   -----------------   ------------------------
                                                   2009       2008      2009      2008        2009       2008 (W)
                                                 --------   --------  -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    422   $     (6) $   807   $  2,235  $   (13,493) $   (48,080)
Net realized gains (losses).....................  (15,023)     3,144   (8,449)    (8,755)   1,513,657      180,638
Change in unrealized gains (losses).............   34,197    (45,166)  24,730    (50,170)    (434,599)     972,934
                                                 --------   --------  -------   --------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................   19,596    (42,028)  17,088    (56,690)   1,065,565    1,105,492
                                                 --------   --------  -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --     11,929    2,579     34,404           --           --
Benefit payments................................       --         --       --         --           --           --
Payments on termination.........................   (9,791)   (11,037)  (6,898)   (40,055)    (376,588)    (104,937)
Contract maintenance charge.....................      (51)        (5)     (40)       (12)     (81,960)     (23,030)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    1,931     80,284        2     76,488   (7,127,814)  10,746,860
                                                 --------   --------  -------   --------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   (7,911)    81,171   (4,357)    70,825   (7,586,362)  10,618,893
                                                 --------   --------  -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   11,685     39,143   12,731     14,135   (6,520,797)  11,724,385
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   63,347     24,204   70,793     56,658   11,724,385           --
                                                 --------   --------  -------   --------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $ 75,032   $ 63,347  $83,524   $ 70,793  $ 5,203,588  $11,724,385
                                                 ========   ========  =======   ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   11,637      2,189   12,217      5,414    1,085,050           --
       Units issued.............................    1,520     12,793      348     21,837    1,157,584    2,264,620
       Units redeemed...........................   (2,858)    (3,345)  (1,389)   (15,034)  (1,803,389)  (1,179,570)
                                                 --------   --------  -------   --------  -----------  -----------
    Units outstanding at end of period..........   10,299     11,637   11,176     12,217      439,245    1,085,050
                                                 ========   ========  =======   ========  ===========  ===========

--------
(w)For the period beginning January 28, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED            ADVANCED           ADVANCED
                                                        SERIES TRUST        SERIES TRUST       SERIES TRUST
                                                         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                                     ------------------   ----------------  -----------------
                                                             AST                                   AST
                                                          JPMORGAN               AST           LORD ABBETT
                                                     INTERNATIONAL EQUITY  LARGE-CAP VALUE    BOND-DEBENTURE
                                                     ------------------   ----------------  -----------------
                                                       2009       2008     2009     2008      2009     2008
                                                     --------   --------  ------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $    929   $  1,228  $   92  $    517  $ 2,012  $  2,611
Net realized gains (losses).........................  (17,055)    (7,054)   (106)   (7,214)    (307)   (1,805)
Change in unrealized gains (losses).................   22,548    (29,682)  1,146    (5,081)   9,248   (11,406)
                                                     --------   --------  ------  --------  -------  --------
Increase (decrease) in net assets from operations...    6,422    (35,508)  1,132   (11,778)  10,953   (10,600)
                                                     --------   --------  ------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --     26,750      --        --    3,223        --
Benefit payments....................................       --         --      --        --       --        --
Payments on termination.............................  (16,447)   (22,877)     --        --   (1,276)       --
Contract maintenance charge.........................      (15)        (5)    (14)      (15)     (21)      (10)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   18,248     27,263       1      (573)  17,303    36,058
                                                     --------   --------  ------  --------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................    1,786     31,131     (13)     (588)  19,229    36,048
                                                     --------   --------  ------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................    8,208     (4,377)  1,119   (12,366)  30,182    25,448
NET ASSETS AT BEGINNING OF PERIOD...................   46,426     50,803   6,395    18,761   28,512     3,064
                                                     --------   --------  ------  --------  -------  --------
NET ASSETS AT END OF PERIOD......................... $ 54,634   $ 46,426  $7,514  $  6,395  $58,694  $ 28,512
                                                     ========   ========  ======  ========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    7,769      4,916   1,159     1,960    3,605       294
       Units issued.................................    2,426     11,619      --     4,851    2,115     4,931
       Units redeemed...............................   (3,368)    (8,766)     (2)   (5,652)    (136)   (1,620)
                                                     --------   --------  ------  --------  -------  --------
    Units outstanding at end of period..............    6,827      7,769   1,157     1,159    5,584     3,605
                                                     ========   ========  ======  ========  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED           ADVANCED           ADVANCED
                                                        SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ------------------  ----------------
                                                            AST
                                                          MARSICO               AST                AST
                                                       CAPITAL GROWTH    MFS GLOBAL EQUITY     MFS GROWTH
                                                     -----------------  ------------------  ----------------
                                                       2009     2008      2009      2008      2009     2008
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (212) $   (403) $  1,037  $    159  $  (112) $  (104)
Net realized gains (losses).........................    (646)      565   (17,370)   13,464      (52)  (2,499)
Change in unrealized gains (losses).................  12,968   (27,879)   33,612   (43,137)   3,015   (3,291)
                                                     -------  --------  --------  --------  -------  -------
Increase (decrease) in net assets from operations...  12,110   (27,717)   17,279   (29,514)   2,851   (5,894)
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................   5,157    39,559        --    26,750       --       --
Benefit payments....................................      --        --        --        --       --       --
Payments on termination.............................    (575)   (5,841)       --        --     (247)      --
Contract maintenance charge.........................     (19)       (3)      (10)       (2)      (8)      --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  16,067    22,830   (59,404)   79,106    6,260   12,758
                                                     -------  --------  --------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  20,630    56,545   (59,414)  105,854    6,005   12,758
                                                     -------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  32,740    28,828   (42,135)   76,340    8,856    6,864
NET ASSETS AT BEGINNING OF PERIOD...................  43,938    15,110    84,782     8,442    6,864       --
                                                     -------  --------  --------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $76,678  $ 43,938  $ 42,647  $ 84,782  $15,720  $ 6,864
                                                     =======  ========  ========  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   7,288     1,394    12,467       808    1,010       --
       Units issued.................................   2,773    13,237       405    17,350      931    2,051
       Units redeemed...............................     (92)   (7,343)   (8,056)   (5,691)     (59)  (1,041)
                                                     -------  --------  --------  --------  -------  -------
    Units outstanding at end of period..............   9,969     7,288     4,816    12,467    1,882    1,010
                                                     =======  ========  ========  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                         ADVANCED             ADVANCED              ADVANCED
                                                       SERIES TRUST         SERIES TRUST          SERIES TRUST
                                                        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  ----------------------  -----------------
                                                                                                      AST
                                                        AST MID-CAP           AST MONEY        NEUBERGER BERMAN/
                                                           VALUE               MARKET          LSV MID-CAP VALUE
                                                     ----------------  ----------------------  -----------------
                                                       2009     2008      2009        2008       2009     2008
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $    42  $   128  $  (14,812) $    2,447  $   252  $    203
Net realized gains (losses).........................     (19)  (3,497)         --          --   (2,808)      508
Change in unrealized gains (losses).................   5,465   (3,430)         --          --   12,710   (18,744)
                                                     -------  -------  ----------  ----------  -------  --------
Increase (decrease) in net assets from operations...   5,488   (6,799)    (14,812)      2,447   10,154   (18,033)
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --      85,153     500,696      108     9,375
Benefit payments....................................      --       --    (609,951)   (451,021)      --        --
Payments on termination.............................      --       --        (675)    (41,458)    (254)       --
Contract maintenance charge.........................     (11)      --        (141)        (36)     (30)       (5)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  16,504   12,853     775,398     937,610   (3,354)   33,737
                                                     -------  -------  ----------  ----------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  16,493   12,853     249,784     945,791   (3,530)   43,107
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................  21,981    6,054     234,972     948,238    6,624    25,074
NET ASSETS AT BEGINNING OF PERIOD...................  10,211    4,157   1,014,599      66,361   27,333     2,259
                                                     -------  -------  ----------  ----------  -------  --------
NET ASSETS AT END OF PERIOD......................... $32,192  $10,211  $1,249,571  $1,014,599  $33,957  $ 27,333
                                                     =======  =======  ==========  ==========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,711      426      98,961       6,546    4,778       225
       Units issued.................................   2,242    5,292     254,892     193,296      694     6,207
       Units redeemed...............................      (1)  (4,007)   (230,393)   (100,881)  (1,196)   (1,654)
                                                     -------  -------  ----------  ----------  -------  --------
    Units outstanding at end of period..............   3,952    1,711     123,460      98,961    4,276     4,778
                                                     =======  =======  ==========  ==========  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED          ADVANCED          ADVANCED
                                                        SERIES TRUST      SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ---------------  ------------------
                                                                                                 AST
                                                            AST               AST              NIEMANN
                                                      NEUBERGER BERMAN  NEUBERGER BERMAN   CAPITAL GROWTH
                                                       MID-CAP GROWTH   SMALL-CAP GROWTH  ASSET ALLOCATION
                                                     -----------------  ---------------  ------------------
                                                       2009     2008     2009     2008     2009      2008
                                                     -------  --------  ------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (324) $   (370) $  (78) $   (71) $ (1,835) $   (491)
Net realized gains (losses).........................    (468)   (2,505)   (524)     (31)    2,561   (11,940)
Change in unrealized gains (losses).................   7,624   (13,468)  1,806   (2,245)   36,803      (261)
                                                     -------  --------  ------  -------  --------  --------
Increase (decrease) in net assets from operations...   6,832   (16,343)  1,204   (2,347)   37,529   (12,692)
                                                     -------  --------  ------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     108    30,970      54      500    41,835   164,806
Benefit payments....................................      --        --      --       --        --        --
Payments on termination.............................      --        --      --       --    (8,186)       --
Contract maintenance charge.........................     (11)       (2)     (6)      (2)     (799)      (19)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     643     8,689     588    5,943    19,676   (24,039)
                                                     -------  --------  ------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................     740    39,657     636    6,441    52,526   140,748
                                                     -------  --------  ------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   7,572    23,314   1,840    4,094    90,055   128,056
NET ASSETS AT BEGINNING OF PERIOD...................  23,930       616   4,910      816   128,056        --
                                                     -------  --------  ------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $31,502  $ 23,930  $6,750  $ 4,910  $218,111  $128,056
                                                     =======  ========  ======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,052        58     770       72    17,042        --
       Units issued.................................     665     8,147     277    1,109    28,061    40,237
       Units redeemed...............................    (556)   (4,153)   (171)    (411)  (20,798)  (23,195)
                                                     -------  --------  ------  -------  --------  --------
    Units outstanding at end of period..............   4,161     4,052     876      770    24,305    17,042
                                                     =======  ========  ======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          ADVANCED           ADVANCED            ADVANCED
                                                        SERIES TRUST       SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  ------------------  ------------------
                                                            AST                 AST                 AST
                                                         PARAMETRIC            PIMCO               PIMCO
                                                      EMERGING MARKETS   LIMITED MATURITY      TOTAL RETURN
                                                           EQUITY              BOND                BOND
                                                     -----------------  ------------------  ------------------
                                                       2009    2008 (Y)   2009      2008      2009      2008
                                                     --------  -------- --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (125) $   (14) $  6,189  $  2,853  $  5,451  $  3,683
Net realized gains (losses).........................    2,267       (6)   12,261      (237)    6,293      (309)
Change in unrealized gains (losses).................    7,579   (2,001)   (5,162)   (6,259)   12,621    11,705
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from operations...    9,721   (2,021)   13,288    (3,643)   24,365    (8,331)
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    1,799       --        --    53,500     3,223     3,661
Benefit payments....................................       --       --        --        --        --        --
Payments on termination.............................  (10,564)      --   (16,720)  (10,000)  (33,179)  (32,497)
Contract maintenance charge.........................     (107)      --       (94)       --       (75)      (36)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   22,100    6,717   (21,025)  144,659   227,912   160,600
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................   13,228    6,717   (37,839)  188,159   197,881   131,728
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   22,949    4,696   (24,551)  184,516   222,246   123,397
NET ASSETS AT BEGINNING OF PERIOD...................    4,696       --   184,516        --   190,052    66,655
                                                     --------  -------  --------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 27,645  $ 4,696  $159,965  $184,516  $412,298  $190,052
                                                     ========  =======  ========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........      840       --    17,852        --    18,608     6,291
       Units issued.................................    3,362      975     6,430    25,490    30,746    21,515
       Units redeemed...............................   (1,186)    (135)  (10,070)   (7,638)  (13,994)   (9,198)
                                                     --------  -------  --------  --------  --------  --------
    Units outstanding at end of period..............    3,016      840    14,212    17,852    35,360    18,608
                                                     ========  =======  ========  ========  ========  ========

--------
(y)For the period beginning July 21, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                        ADVANCED              ADVANCED             ADVANCED
                                                      SERIES TRUST          SERIES TRUST         SERIES TRUST
                                                       SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                                 ----------------------  ------------------  -------------------
                                                           AST                   AST                 AST
                                                      PRESERVATION             QMA US        SCHRODERS MULTI-ASSET
                                                    ASSET ALLOCATION        EQUITY ALPHA       WORLD STRATEGIES
                                                 ----------------------  ------------------  -------------------
                                                    2009        2008       2009      2008      2009        2008
                                                 ----------  ----------  --------  --------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (13,639) $  (17,542) $    706  $  1,468  $    257   $     431
Net realized gains (losses).....................    (39,005)   (334,685)  (15,943)   (8,714)    2,886     (78,711)
Change in unrealized gains (losses).............  1,391,623    (332,203)   23,979   (28,090)  158,744      (4,800)
                                                 ----------  ----------  --------  --------  --------   ---------
Increase (decrease) in net assets from
 operations.....................................  1,338,979    (684,430)    8,742   (35,336)  161,887     (83,080)
                                                 ----------  ----------  --------  --------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................  1,748,606   4,794,226        --    13,375   221,304     548,322
Benefit payments................................         --          --        --        --        --          --
Payments on termination.........................   (413,573)   (253,721)       --        --    (4,756)    (21,196)
Contract maintenance charge.....................    (23,385)     (1,380)       (9)       --    (2,622)        (62)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  1,530,423     288,277   (50,354)   80,997   116,065    (274,525)
                                                 ----------  ----------  --------  --------  --------   ---------
Increase (decrease) in net assets from contract
 transactions...................................  2,842,071   4,827,402   (50,363)   94,372   329,991     252,539
                                                 ----------  ----------  --------  --------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  4,181,050   4,142,972   (41,621)   59,036   491,878     169,459
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  4,623,800     480,828    70,734    11,698   304,945     135,486
                                                 ----------  ----------  --------  --------  --------   ---------
NET ASSETS AT END OF PERIOD..................... $8,804,850  $4,623,800  $ 29,113  $ 70,734  $796,823   $ 304,945
                                                 ==========  ==========  ========  ========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    555,571      45,849    11,993     1,198    42,633      13,020
       Units issued.............................    854,566   1,023,879     1,616    20,192   101,752      97,970
       Units redeemed...........................   (515,093)   (514,157)   (9,513)   (9,397)  (55,565)    (68,357)
                                                 ----------  ----------  --------  --------  --------   ---------
    Units outstanding at end of period..........    895,044     555,571     4,096    11,993    88,820      42,633
                                                 ==========  ==========  ========  ========  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                         ADVANCED          ADVANCED               ADVANCED
                                                       SERIES TRUST      SERIES TRUST           SERIES TRUST
                                                       SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                                                     ---------------  ------------------  -----------------------
                                                                                                    AST
                                                           AST                AST              T. ROWE PRICE
                                                     SMALL-CAP GROWTH   SMALL-CAP VALUE       ASSET ALLOCATION
                                                     ---------------- ------------------  -----------------------
                                                      2009     2008     2009      2008       2009         2008
                                                     ------  -------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (18) $   (35) $     44  $   (105) $   29,014  $     9,463
Net realized gains (losses).........................    (40)  (1,035)  (10,811)   (2,102)   (235,334)  (1,203,370)
Change in unrealized gains (losses).................    535      (13)   13,916    (9,676)  1,028,477     (553,539)
                                                     ------  -------  --------  --------  ----------  -----------
Increase (decrease) in net assets from operations...    477   (1,083)    3,149   (11,883)    822,157   (1,747,446)
                                                     ------  -------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................     --    1,220       108     6,904     447,043    5,164,320
Benefit payments....................................     --       --        --        --          --           --
Payments on termination.............................     --       --    (7,734)  (12,144)   (113,695)    (199,226)
Contract maintenance charge.........................     (2)      --       (21)       (2)     (6,460)        (621)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  1,211      642     6,529    20,839     689,901   (2,674,928)
                                                     ------  -------  --------  --------  ----------  -----------
Increase (decrease) in net assets from contract
 transactions.......................................  1,209    1,862    (1,118)   15,597   1,016,789    2,289,545
                                                     ------  -------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................  1,686      779     2,031     3,714   1,838,946      542,099
NET ASSETS AT BEGINNING OF PERIOD...................    779       --    25,826    22,112   3,352,670    2,810,571
                                                     ------  -------  --------  --------  ----------  -----------
NET ASSETS AT END OF PERIOD......................... $2,465  $   779  $ 27,857  $ 25,826  $5,191,616  $ 3,352,670
                                                     ======  =======  ========  ========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    123       --     3,948     2,342     451,295      275,676
       Units issued.................................    359    1,250     1,868     5,325     341,473    1,220,834
       Units redeemed...............................   (188)  (1,127)   (2,429)   (3,719)   (221,233)  (1,045,215)
                                                     ------  -------  --------  --------  ----------  -----------
    Units outstanding at end of period..............    294      123     3,387     3,948     571,535      451,295
                                                     ======  =======  ========  ========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED           ADVANCED           ADVANCED
                                                        SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  -----------------  ------------------
                                                            AST                AST
                                                       T. ROWE PRICE      T. ROWE PRICE            AST
                                                           GLOBAL           LARGE-CAP         T. ROWE PRICE
                                                            BOND              GROWTH        NATURAL RESOURCES
                                                     -----------------  -----------------  ------------------
                                                       2009      2008     2009     2008      2009      2008
                                                     --------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  4,636  $ 1,994  $  (364) $   (401) $     49  $   (702)
Net realized gains (losses).........................    3,518   (1,336)  (2,001)   (4,790)   17,857     3,598
Change in unrealized gains (losses).................       67   (4,614)  13,004   (10,603)   22,540   (70,061)
                                                     --------  -------  -------  --------  --------  --------
Increase (decrease) in net assets from operations...    8,221   (3,956)  10,639   (15,794)   40,446   (67,165)
                                                     --------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................    3,277      500       --     1,220    11,375    37,928
Benefit payments....................................       --       --       --        --        --        --
Payments on termination.............................   (5,937)    (202)      --        --    (5,465)   (1,386)
Contract maintenance charge.........................      (48)     (10)     (35)      (18)      (75)      (19)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   46,801   57,796    6,171    17,480     2,418    68,467
                                                     --------  -------  -------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................   44,093   58,084    6,136    18,682     8,253   104,990
                                                     --------  -------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   52,314   54,128   16,775     2,888    48,699    37,825
NET ASSETS AT BEGINNING OF PERIOD...................   60,278    6,150   21,820    18,932    81,916    44,091
                                                     --------  -------  -------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $112,592  $60,278  $38,595  $ 21,820  $130,615  $ 81,916
                                                     ========  =======  =======  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    5,891      579    3,688     1,876    14,260     3,785
       Units issued.................................    4,690    9,545    1,182     8,321     5,812    14,834
       Units redeemed...............................     (629)  (4,233)    (557)   (6,509)   (4,632)   (4,359)
                                                     --------  -------  -------  --------  --------  --------
    Units outstanding at end of period..............    9,952    5,891    4,313     3,688    15,440    14,260
                                                     ========  =======  =======  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                             ADVANCED            ADVANCED
                                                  ADVANCED SERIES TRUST    SERIES TRUST        SERIES TRUST
                                                       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                 -----------------------  -------------- -----------------------
                                                                                                 FRANKLIN
                                                                               AST            TEMPLETON VIP
                                                         AST UBS          WESTERN ASSET       FOUNDING FUNDS
                                                      DYNAMIC ALPHA       CORE PLUS BOND        ALLOCATION
                                                 -----------------------  -------------- -----------------------
                                                    2009         2008        2009 (C)       2009       2008 (Z)
                                                 ----------  -----------  -------------- ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (18,936) $   (33,472)      $ --      $   40,446  $    22,710
Net realized gains (losses).....................     83,946     (447,272)        --        (143,192)    (395,144)
Change in unrealized gains (losses).............    433,391     (126,446)        --         648,973     (158,649)
                                                 ----------  -----------       ----      ----------  -----------
Increase (decrease) in net assets from
 operations.....................................    498,401     (607,190)        --         546,227     (531,083)
                                                 ----------  -----------       ----      ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................    340,806    3,629,254         --         261,160    3,484,538
Benefit payments................................         --           --         --              --           --
Payments on termination.........................   (140,362)    (105,733)        --         (45,942)      (3,738)
Contract maintenance charge.....................    (10,363)      (1,402)        --         (11,215)        (434)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    600,156   (2,194,562)        --         677,148   (1,277,392)
                                                 ----------  -----------       ----      ----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................    790,237    1,327,557         --         881,151    2,202,974
                                                 ----------  -----------       ----      ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  1,288,638      720,367         --       1,427,378    1,671,891
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  2,114,945    1,394,578         --       1,671,891           --
                                                 ----------  -----------       ----      ----------  -----------
NET ASSETS AT END OF PERIOD..................... $3,403,583  $ 2,114,945       $ --      $3,099,269  $ 1,671,891
                                                 ==========  ===========       ====      ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    269,020      144,050         --         251,264           --
       Units issued.............................    363,052      733,132         18         387,368      700,299
       Units redeemed...........................   (271,432)    (608,162)       (18)       (275,492)    (449,035)
                                                 ----------  -----------       ----      ----------  -----------
    Units outstanding at end of period..........    360,640      269,020         --         363,140      251,264
                                                 ==========  ===========       ====      ==========  ===========

--------
(c)For the period beginning January 7, 2009 and ended December 31, 2009
(z)For the period beginning May 1, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                      ADVANCED       ADVANCED      ADVANCED     ADVANCED      ADVANCED      ADVANCED
                                    SERIES TRUST   SERIES TRUST  SERIES TRUST SERIES TRUST  SERIES TRUST  SERIES TRUST
                                     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                    ------------- -------------- ------------ ------------ -------------- ------------
                                                                   PROFUND      PROFUND       PROFUND
                                       PROFUND       PROFUND     VP LARGE-CAP  VP MID-CAP     VP TELE-      PROFUND
                                    VP FINANCIALS VP HEALTH CARE    VALUE        VALUE     COMMUNICATIONS VP UTILITIES
                                    ------------- -------------- ------------ ------------ -------------- ------------
                                      2009 (D)       2009 (D)      2009 (E)     2009 (D)      2009 (D)      2009 (F)
                                    ------------- -------------- ------------ ------------ -------------- ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......    $   (28)      $   (22)      $  1,461      $   (2)      $   (22)      $   773
Net realized gains (losses)........      2,147           670         10,158          10           362            30
Change in unrealized gains
 (losses)..........................         --            --          2,680       1,362            --         2,368
                                       -------       -------       --------      ------       -------       -------
Increase (decrease) in net assets
 from operations...................      2,119           648         14,299       1,370           340         3,171
                                       -------       -------       --------      ------       -------       -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      2,779         2,779             --          --         2,779            --
Benefit payments...................         --            --             --          --            --            --
Payments on termination............         --            --             --          --            --          (671)
Contract maintenance charge........         --            --             --          --            --            --
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................     (4,898)       (3,426)       193,554       2,285        (3,119)       26,202
                                       -------       -------       --------      ------       -------       -------
Increase (decrease) in net assets
 from contract transactions........     (2,119)         (647)       193,554       2,285          (340)       25,531
                                       -------       -------       --------      ------       -------       -------
INCREASE (DECREASE) IN
 NET ASSETS........................         --             1        207,853       3,655            --        28,702
NET ASSETS AT BEGINNING
 OF PERIOD.........................         --            --             --          --            --            --
                                       -------       -------       --------      ------       -------       -------
NET ASSETS AT END OF
 PERIOD............................    $    --       $     1       $207,853      $3,655       $    --       $28,702
                                       =======       =======       ========      ======       =======       =======
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........         --            --             --          --            --            --
       Units issued................        813           379         56,781         438           439         3,732
       Units redeemed..............       (813)         (379)       (28,375)         --          (439)          (90)
                                       -------       -------       --------      ------       -------       -------
    Units outstanding at end of
     period........................         --            --         28,406         438            --         3,642
                                       =======       =======       ========      ======       =======       =======

--------
(d)For the period beginning February 27, 2009 and ended December 31, 2009
(e)For the period beginning July 10, 2009 and ended December 31, 2009
(f)For the period beginning March 06, 2009 and ended December 31, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 AIM VARIABLE               AIM VARIABLE               AIM VARIABLE
                                               INSURANCE FUNDS            INSURANCE FUNDS             INSURANCE FUNDS
                                                 SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------  -------------------------  --------------------------
                                                  AIM V. I.                                              AIM V. I.
                                                BASIC BALANCED         AIM V. I. BASIC VALUE       CAPITAL APPRECIATION
                                          -------------------------  -------------------------  --------------------------
                                              2009         2008          2009         2008          2009          2008
                                          -----------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   669,815  $    786,202  $    14,340  $   (102,657) $   (602,601) $ (1,720,955)
Net realized gains (losses)..............  (2,227,441)   (1,328,155)  (2,058,170)    2,366,124    (6,200,014)   (1,946,468)
Change in unrealized gains (losses)......   6,757,038   (12,431,727)   5,608,725   (13,115,524)   19,619,234   (60,709,415)
                                          -----------  ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   5,199,412   (12,973,680)   3,564,895   (10,852,057)   12,816,619   (64,376,838)
                                          -----------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       5,225        43,646           --         4,530        99,526       374,593
Benefit payments.........................    (630,871)     (899,720)    (219,220)     (462,872)   (2,374,975)   (3,604,826)
Payments on termination..................  (2,257,085)   (5,979,746)  (1,615,103)   (3,215,225)   (6,071,240)  (17,492,609)
Contract maintenance charge..............     (11,350)      (13,554)      (5,170)       (6,926)      (57,422)      (68,831)
Transfers among the sub-accounts
 and with the Fixed Account--net.........    (203,942)   (1,573,339)    (480,306)   (1,575,212)   (2,821,162)   (6,265,405)
                                          -----------  ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (3,098,023)   (8,422,713)  (2,319,799)   (5,255,705)  (11,225,273)  (27,057,078)
                                          -----------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,101,389   (21,396,393)   1,245,096   (16,107,762)    1,591,346   (91,433,916)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  18,061,509    39,457,902    8,632,295    24,740,057    75,717,518   167,151,434
                                          -----------  ------------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $20,162,898  $ 18,061,509  $ 9,877,391  $  8,632,295  $ 77,308,864  $ 75,717,518
                                          ===========  ============  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,508,587     3,321,755    1,255,138     1,710,089    11,546,847    14,459,948
       Units issued......................     338,748       278,031       88,058        71,211       558,321       548,993
       Units redeemed....................    (723,089)   (1,091,199)    (359,519)     (526,162)   (2,202,975)   (3,462,094)
                                          -----------  ------------  -----------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   2,124,246     2,508,587      983,677     1,255,138     9,902,193    11,546,847
                                          ===========  ============  ===========  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 AIM VARIABLE               AIM VARIABLE               AIM VARIABLE
                                               INSURANCE FUNDS             INSURANCE FUNDS            INSURANCE FUNDS
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  --------------------------  ------------------------
                                                  AIM V. I.                                              AIM V. I.
                                             CAPITAL DEVELOPMENT        AIM V. I. CORE EQUITY       DIVERSIFIED INCOME
                                          -------------------------  --------------------------  ------------------------
                                              2009         2008          2009          2008          2009         2008
                                          -----------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (127,212) $   (209,958) $    382,661  $    838,695  $   956,301  $   979,944
Net realized gains (losses)..............    (872,870)    1,990,105    (3,206,618)    2,377,730   (1,007,044)  (1,422,334)
Change in unrealized gains (losses)......   4,118,822   (10,700,350)   27,219,368   (55,044,098)   1,014,290   (2,134,406)
                                          -----------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   3,118,740    (8,920,203)   24,395,411   (51,827,673)     963,547   (2,576,796)
                                          -----------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         737         2,835       136,389       362,152       35,145       72,290
Benefit payments.........................    (218,446)     (347,602)   (3,262,292)   (6,953,337)    (354,145)    (526,147)
Payments on termination..................  (1,037,919)   (2,196,113)   (9,150,623)  (24,194,037)  (1,328,340)  (3,593,864)
Contract maintenance charge..............      (4,266)       (5,332)      (76,933)      (86,251)      (4,394)      (5,052)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (529,559)   (1,181,496)   (3,806,854)   (7,855,159)     854,213     (385,705)
                                          -----------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,789,453)   (3,727,708)  (16,160,313)  (38,726,632)    (797,521)  (4,438,478)
                                          -----------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   1,329,287   (12,647,911)    8,235,098   (90,554,305)     166,026   (7,015,274)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,639,300    21,287,211   104,365,148   194,919,453   11,029,506   18,044,780
                                          -----------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 9,968,587  $  8,639,300  $112,600,246  $104,365,148  $11,195,532  $11,029,506
                                          ===========  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     903,898     1,156,252    10,686,364    13,757,442    1,094,590    1,494,794
       Units issued......................      53,896        58,852       432,358       436,740      171,921      140,132
       Units redeemed....................    (216,196)     (311,206)   (2,002,987)   (3,507,818)    (254,606)    (540,336)
                                          -----------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................     741,598       903,898     9,115,735    10,686,364    1,011,905    1,094,590
                                          ===========  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                AIM VARIABLE              AIM VARIABLE              AIM VARIABLE
                                               INSURANCE FUNDS          INSURANCE FUNDS           INSURANCE FUNDS
                                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  -----------------------  -------------------------
                                                  AIM V. I.                                          AIM V. I.
                                            GOVERNMENT SECURITIES     AIM V. I. HIGH YIELD      INTERNATIONAL GROWTH
                                          ------------------------  -----------------------  -------------------------
                                              2009         2008        2009         2008         2009         2008
                                          -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   582,486  $   494,543  $  445,732  $   602,258  $    24,604  $   (377,764)
Net realized gains (losses)..............   1,134,428      346,192    (458,264)    (561,355)      (5,344)    3,624,004
Change in unrealized gains (losses)......  (2,078,087)   1,496,248   2,608,146   (2,318,399)   7,828,194   (24,566,029)
                                          -----------  -----------  ----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................    (361,173)   2,336,984   2,595,614   (2,277,496)   7,847,454   (21,319,789)
                                          -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       1,070      202,519       2,830       35,881       30,832       150,870
Benefit payments.........................    (844,933)  (1,606,138)   (234,141)    (190,368)    (845,538)     (911,918)
Payments on termination..................  (2,936,365)  (4,927,187)   (747,032)  (1,717,332)  (2,660,697)   (6,077,606)
Contract maintenance charge..............      (7,497)      (7,753)     (3,171)      (3,398)     (16,946)      (19,626)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,951,644)   4,362,886      31,954     (436,209)  (1,138,599)   (3,648,798)
                                          -----------  -----------  ----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (5,739,369)  (1,975,673)   (949,560)  (2,311,426)  (4,630,948)  (10,507,078)
                                          -----------  -----------  ----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,100,542)     361,311   1,646,054   (4,588,922)   3,216,506   (31,826,867)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  23,070,248   22,708,937   5,649,216   10,238,138   26,972,919    58,799,786
                                          -----------  -----------  ----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $16,969,706  $23,070,248  $7,295,270  $ 5,649,216  $30,189,425  $ 26,972,919
                                          ===========  ===========  ==========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,525,465    1,660,149     715,570      949,547    2,389,969     3,091,736
       Units issued......................     248,423      471,438      79,936       56,636      132,974       133,949
       Units redeemed....................    (637,370)    (606,122)   (181,837)    (290,613)    (533,847)     (835,716)
                                          -----------  -----------  ----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................   1,136,518    1,525,465     613,669      715,570    1,989,096     2,389,969
                                          ===========  ===========  ==========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                AIM VARIABLE               AIM VARIABLE               AIM VARIABLE
                                               INSURANCE FUNDS           INSURANCE FUNDS            INSURANCE FUNDS
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  -------------------------  -------------------------
                                                  AIM V. I.                 AIM V. I.
                                              LARGE CAP GROWTH         MID CAP CORE EQUITY       AIM V. I. MONEY MARKET
                                          ------------------------  -------------------------  -------------------------
                                              2009         2008         2009         2008          2009         2008
                                          -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (84,805) $  (184,844) $   (18,305) $     (1,487) $  (259,438) $    146,819
Net realized gains (losses)..............    (417,057)     122,802     (785,205)    2,227,053           --            --
Change in unrealized gains (losses)......   2,270,440   (6,243,875)   4,256,573    (8,150,080)          --            --
                                          -----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   1,768,578   (6,305,917)   3,453,063    (5,924,514)    (259,438)      146,819
                                          -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       5,173       22,630       23,583        28,365       31,729       100,916
Benefit payments.........................    (336,312)    (226,676)    (540,610)     (661,328)     815,237    (1,888,730)
Payments on termination..................    (923,601)  (3,167,681)  (1,561,097)   (3,424,748)  (6,713,853)  (14,860,701)
Contract maintenance charge..............      (6,281)      (8,072)      (5,761)       (6,475)      (7,119)       (7,201)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     174,298     (310,722)     517,470      (792,178)      42,625    18,162,692
                                          -----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (1,086,723)  (3,690,521)  (1,566,415)   (4,856,363)  (5,831,381)    1,506,976
                                          -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................     681,855   (9,996,438)   1,886,648   (10,780,877)  (6,090,819)    1,653,795
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,305,407   18,301,845   12,842,982    23,623,859   23,393,613    21,739,818
                                          -----------  -----------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 8,987,262  $ 8,305,407  $14,729,630  $ 12,842,982  $17,302,794  $ 23,393,613
                                          ===========  ===========  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,079,998    1,447,748    1,120,076     1,439,601    1,946,938     1,818,316
       Units issued......................     108,577      133,796      218,037       153,999      727,290     1,760,095
       Units redeemed....................    (247,849)    (501,546)    (319,462)     (473,524)  (1,224,406)   (1,631,473)
                                          -----------  -----------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................     940,726    1,079,998    1,018,651     1,120,076    1,449,822     1,946,938
                                          ===========  ===========  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 AIM VARIABLE             AIM VARIABLE        AIM VARIABLE INSURANCE
                                               INSURANCE FUNDS           INSURANCE FUNDS         FUNDS SERIES II
                                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                           -----------------------  ------------------------  ---------------------
                                                                                                    AIM V. I.
                                             AIM V. I. TECHNOLOGY      AIM V. I. UTILITIES      BASIC BALANCED II
                                           -----------------------  ------------------------  ---------------------
                                              2009         2008         2009         2008        2009       2008
                                           ----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (35,474) $   (46,451) $   226,375  $   118,028  $  26,733  $   33,810
Net realized gains (losses)...............    (93,143)      49,120     (187,564)   1,598,467    (51,798)     14,890
Change in unrealized gains (losses).......  1,243,200   (1,872,573)     791,488   (5,924,660)   270,846    (682,242)
                                           ----------  -----------  -----------  -----------  ---------  ----------
Increase (decrease) in net assets from
 operations...............................  1,114,583   (1,869,904)     830,299   (4,208,165)   245,781    (633,542)
                                           ----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      3,566        2,141        2,907       59,706         --          --
Benefit payments..........................    (50,522)     (50,681)    (262,174)    (291,743)   (13,699)    (43,119)
Payments on termination...................   (166,851)    (536,480)    (550,983)  (1,792,980)   (94,967)   (133,429)
Contract maintenance charge...............     (2,118)      (2,307)      (3,837)      (4,885)        --          --
Transfers among the sub-accounts and with
 the Fixed Account--net...................    354,818     (415,021)    (207,291)    (313,409)   (83,931)    (80,728)
                                           ----------  -----------  -----------  -----------  ---------  ----------
Increase (decrease) in net assets from
 contract transactions....................    138,893   (1,002,348)  (1,021,378)  (2,343,311)  (192,597)   (257,276)
                                           ----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  1,253,476   (2,872,252)    (191,079)  (6,551,476)    53,184    (890,818)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,985,470    4,857,722    7,307,921   13,859,397    906,532   1,797,350
                                           ----------  -----------  -----------  -----------  ---------  ----------
NET ASSETS AT END OF PERIOD............... $3,238,946  $ 1,985,470  $ 7,116,842  $ 7,307,921  $ 959,716  $  906,532
                                           ==========  ===========  ===========  ===========  =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    280,525      375,301      528,154      668,053    133,453     160,341
       Units issued.......................     79,679       27,005       21,573       62,256        230       2,815
       Units redeemed.....................    (64,662)    (121,781)     (95,889)    (202,155)   (26,294)    (29,703)
                                           ----------  -----------  -----------  -----------  ---------  ----------
    Units outstanding at end of period....    295,542      280,525      453,838      528,154    107,389     133,453
                                           ==========  ===========  ===========  ===========  =========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   AIM VARIABLE INSURANCE    AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE
                                                      FUNDS SERIES II           FUNDS SERIES II        FUNDS SERIES II
                                                        SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
                                                 -------------------------  -----------------------  ---------------------
                                                                                   AIM V. I.              AIM V. I.
                                                  AIM V. I. BASIC VALUE II  CAPITAL APPRECIATION II  CAPITAL DEVELOPMENT II
                                                 -------------------------  -----------------------  ----------------------
                                                     2009         2008         2009         2008       2009        2008
                                                 -----------  ------------  ----------  -----------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (47,449) $   (170,089) $  (49,238) $   (91,894) $ (5,776)  $  (8,423)
Net realized gains (losses).....................  (1,608,447)    2,278,057    (107,539)     120,187   (33,860)     74,394
Change in unrealized gains (losses).............   5,242,032   (11,711,986)    806,935   (3,138,788)  158,174    (389,265)
                                                 -----------  ------------  ----------  -----------  --------   ---------
Increase (decrease) in net assets from
 operations.....................................   3,586,136    (9,604,018)    650,158   (3,110,495)  118,538    (323,294)
                                                 -----------  ------------  ----------  -----------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       2,767        16,449       1,950        4,767        --          44
Benefit payments................................    (133,739)     (160,798)    (14,077)     (62,809)       --      (3,214)
Payments on termination.........................    (842,539)   (1,397,612)   (123,755)    (361,948)  (21,163)    (10,127)
Contract maintenance charge.....................     (40,233)      (46,363)    (10,660)     (12,690)       --          --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (758,522)      405,775    (118,206)    (732,738)  (23,935)    (60,359)
                                                 -----------  ------------  ----------  -----------  --------   ---------
Increase (decrease) in net assets from contract
 transactions...................................  (1,772,266)   (1,182,549)   (264,748)  (1,165,418)  (45,098)    (73,656)
                                                 -----------  ------------  ----------  -----------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,813,870   (10,786,567)    385,410   (4,275,913)   73,440    (396,950)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   8,651,910    19,438,477   3,716,103    7,992,016   336,338     733,288
                                                 -----------  ------------  ----------  -----------  --------   ---------
NET ASSETS AT END OF PERIOD..................... $10,465,780  $  8,651,910  $4,101,513  $ 3,716,103  $409,778   $ 336,338
                                                 ===========  ============  ==========  ===========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,178,179     1,259,674     445,445      545,611    41,629      47,215
       Units issued.............................      67,431       159,243       9,233       12,008       135       1,624
       Units redeemed...........................    (269,972)     (240,738)    (42,959)    (112,174)   (5,430)     (7,210)
                                                 -----------  ------------  ----------  -----------  --------   ---------
    Units outstanding at end of period..........     975,638     1,178,179     411,719      445,445    36,334      41,629
                                                 ===========  ============  ==========  ===========  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE
                                                     FUNDS SERIES II        FUNDS SERIES II          FUNDS SERIES II
                                                       SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                                 -----------------------  ---------------------  -----------------------
                                                                               AIM V. I.                AIM V. I.
                                                 AIM V. I. CORE EQUITY II DIVERSIFIED INCOME II  GOVERNMENT SECURITIES II
                                                 -----------------------  ---------------------  -----------------------
                                                    2009         2008       2009        2008         2009        2008
                                                 ----------  -----------  --------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (3,673) $     3,646  $ 21,536   $  32,234   $    28,543  $   43,806
Net realized gains (losses).....................   (128,976)      50,800   (41,878)    (28,159)       89,132       4,017
Change in unrealized gains (losses).............    710,010   (1,336,017)   44,870     (80,713)     (167,422)    154,448
                                                 ----------  -----------  --------   ---------   -----------  ----------
Increase (decrease) in net assets from
 operations.....................................    577,361   (1,281,571)   24,528     (76,638)      (49,747)    202,271
                                                 ----------  -----------  --------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................         --       13,020       270         692         1,000         600
Benefit payments................................    (46,989)      (6,179)       --          --       (16,873)    (47,772)
Payments on termination.........................   (248,630)    (494,144)  (26,178)    (29,524)     (142,017)   (140,949)
Contract maintenance charge.....................     (9,605)     (10,564)       --          --            --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (130,925)    (166,233)  (73,563)    (66,368)   (1,154,093)  1,332,245
                                                 ----------  -----------  --------   ---------   -----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (436,149)    (664,100)  (99,471)    (95,200)   (1,311,983)  1,144,124
                                                 ----------  -----------  --------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    141,212   (1,945,671)  (74,943)   (171,838)   (1,361,730)  1,346,395
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  2,672,454    4,618,125   356,571     528,409     2,435,487   1,089,092
                                                 ----------  -----------  --------   ---------   -----------  ----------
NET ASSETS AT END OF PERIOD..................... $2,813,666  $ 2,672,454  $281,628   $ 356,571   $ 1,073,757  $2,435,487
                                                 ==========  ===========  ========   =========   ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    327,926      389,485    37,719      46,380       195,099      95,391
       Units issued.............................     26,817       11,043       619       4,578         3,247     127,255
       Units redeemed...........................    (79,930)     (72,602)  (11,095)    (13,239)     (111,015)    (27,547)
                                                 ----------  -----------  --------   ---------   -----------  ----------
    Units outstanding at end of period..........    274,813      327,926    27,243      37,719        87,331     195,099
                                                 ==========  ===========  ========   =========   ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE
                                                     FUNDS SERIES II          FUNDS SERIES II         FUNDS SERIES II
                                                       SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                                   ---------------------   ----------------------  ---------------------
                                                                                 AIM V. I.               AIM V. I.
                                                   AIM V. I. HIGH YIELD II INTERNATIONAL GROWTH II  LARGE CAP GROWTH II
                                                   ---------------------   ----------------------  ---------------------
                                                     2009         2008       2009        2008         2009       2008
                                                   --------    ---------   --------   ----------   ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $ 28,634    $  40,293   $ (1,021)  $  (12,691)  $  (9,326) $  (12,854)
Net realized gains (losses).......................  (13,319)     (34,426)   (21,106)     113,892     (25,810)      9,123
Change in unrealized gains (losses)...............  157,536     (167,357)   195,275     (681,650)    162,343    (400,710)
                                                   --------    ---------   --------   ----------   ---------  ----------
Increase (decrease) in net assets from operations.  172,851     (161,490)   173,148     (580,449)    127,207    (404,441)
                                                   --------    ---------   --------   ----------   ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................       --      104,033        486        1,768          --          --
Benefit payments..................................       --     (103,410)    (4,693)          --     (16,583)     (5,916)
Payments on termination...........................  (67,453)     (27,973)   (24,953)     (42,467)   (128,937)    (71,888)
Contract maintenance charge.......................       --           --         --           --          --          --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................  (16,649)     (90,402)   (66,906)    (296,094)    (10,345)     14,568
                                                   --------    ---------   --------   ----------   ---------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................  (84,102)    (117,752)   (96,066)    (336,793)   (155,865)    (63,236)
                                                   --------    ---------   --------   ----------   ---------  ----------
INCREASE (DECREASE) IN NET ASSETS.................   88,749     (279,242)    77,082     (917,242)    (28,658)   (467,677)
NET ASSETS AT BEGINNING OF PERIOD.................  372,103      651,345    718,906    1,636,148     638,630   1,106,307
                                                   --------    ---------   --------   ----------   ---------  ----------
NET ASSETS AT END OF PERIOD....................... $460,852    $ 372,103   $795,988   $  718,906   $ 609,972  $  638,630
                                                   ========    =========   ========   ==========   =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   36,341       46,539     58,762       78,304      83,786      87,996
       Units issued...............................       67        8,669      4,594        2,283         262       9,402
       Units redeemed.............................   (6,383)     (18,867)   (14,265)     (21,825)    (19,279)    (13,612)
                                                   --------    ---------   --------   ----------   ---------  ----------
    Units outstanding at end of period............   30,025       36,341     49,091       58,762      64,769      83,786
                                                   ========    =========   ========   ==========   =========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE  AIM VARIABLE INSURANCE
                                                     FUNDS SERIES II          FUNDS SERIES II       FUNDS SERIES II
                                                       SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 -----------------------  ----------------------  ---------------------
                                                        AIM V. I.                AIM V. I.             AIM V. I.
                                                  MID CAP CORE EQUITY II      MONEY MARKET II        TECHNOLOGY II
                                                 -----------------------  ----------------------  ---------------------
                                                    2009         2008        2009        2008       2009        2008
                                                 ----------  -----------  ----------  ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (24,177) $   (23,424) $  (24,878) $    6,735  $   (664)   $ (1,224)
Net realized gains (losses).....................   (216,937)     613,597          --          --    (3,661)     (1,658)
Change in unrealized gains (losses).............  1,171,368   (2,323,511)         --          --    22,219     (43,739)
                                                 ----------  -----------  ----------  ----------   --------   --------
Increase (decrease) in net assets from
 operations.....................................    930,254   (1,733,338)    (24,878)      6,735    17,894     (46,621)
                                                 ----------  -----------  ----------  ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      5,340       24,574          --          54        --         138
Benefit payments................................    (53,299)     (78,692)    (44,911)    (70,790)       --          --
Payments on termination.........................   (529,631)    (935,397)   (239,276)   (333,839)   (6,174)     (6,994)
Contract maintenance charge.....................    (11,957)     (13,475)         --          --        --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (53,510)    (193,829)   (109,779)     91,137    (9,692)    (22,653)
                                                 ----------  -----------  ----------  ----------   --------   --------
Increase (decrease) in net assets from contract
 transactions...................................   (643,057)  (1,196,819)   (393,966)   (313,439)  (15,866)    (29,509)
                                                 ----------  -----------  ----------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    287,197   (2,930,157)   (418,844)   (306,703)    2,028     (76,130)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  3,809,074    6,739,231   2,045,065   2,351,768    42,982     119,112
                                                 ----------  -----------  ----------  ----------   --------   --------
NET ASSETS AT END OF PERIOD..................... $4,096,271  $ 3,809,074  $1,626,221  $2,045,065  $ 45,010    $ 42,982
                                                 ==========  ===========  ==========  ==========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    392,170      488,368     197,679     228,198     6,214       9,382
       Units issued.............................     33,528       23,540       5,135      27,467        12         345
       Units redeemed...........................    (93,611)    (119,738)    (43,504)    (57,986)   (2,016)     (3,513)
                                                 ----------  -----------  ----------  ----------   --------   --------
    Units outstanding at end of period..........    332,087      392,170     159,310     197,679     4,210       6,214
                                                 ==========  ===========  ==========  ==========   ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                          ALLIANCE                   ALLIANCE
                                          AIM VARIABLE INSURANCE     BERNSTEIN VARIABLE         BERNSTEIN VARIABLE
                                             FUNDS SERIES II        PRODUCT SERIES FUND         PRODUCT SERIES FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT                 SUB-ACCOUNT
                                          --------------------   -------------------------  --------------------------
                                                AIM V. I.                 ALLIANCE            ALLIANCE BERNSTEIN VPS
                                              UTILITIES II          BERNSTEIN VPS GROWTH          GROWTH & INCOME
                                          --------------------   -------------------------  --------------------------
                                             2009        2008        2009         2008          2009          2008
                                          ---------   ---------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  11,394   $   7,881  $  (421,494) $   (646,423) $  1,353,617  $    180,350
Net realized gains (losses)..............   (46,670)    106,463   (1,073,282)      179,734    (7,354,828)   16,626,507
Change in unrealized gains (losses)......    81,438    (421,041)   8,500,633   (20,707,289)   18,261,334   (77,351,929)
                                          ---------   ---------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................    46,162    (306,697)   7,005,857   (21,173,978)   12,260,123   (60,545,072)
                                          ---------   ---------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       180      59,013        6,239        68,559        51,235       374,644
Benefit payments.........................   (13,172)    (58,721)    (687,410)     (702,491)   (2,274,671)   (2,442,835)
Payments on termination..................   (34,056)    (34,414)  (2,002,398)   (6,470,584)   (5,566,717)  (21,713,105)
Contract maintenance charge..............        --          --      (81,005)     (100,518)     (110,261)     (140,409)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (119,112)    (58,644)     (47,954)   (3,099,047)   (2,517,431)   (6,705,934)
                                          ---------   ---------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (166,160)    (92,766)  (2,812,528)  (10,304,081)  (10,417,845)  (30,627,639)
                                          ---------   ---------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (119,998)   (399,463)   4,193,329   (31,478,059)    1,842,278   (91,172,711)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   572,011     971,474   24,187,037    55,665,096    74,598,130   165,770,841
                                          ---------   ---------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 452,013   $ 572,011  $28,380,366  $ 24,187,037  $ 76,440,408  $ 74,598,130
                                          =========   =========  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    42,025      47,502    3,865,908     5,068,225     9,098,062    11,799,587
       Units issued......................        69       5,548      314,624       301,736       380,248       481,186
       Units redeemed....................   (12,773)    (11,025)    (738,244)   (1,504,053)   (1,612,779)   (3,182,711)
                                          ---------   ---------  -----------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................    29,321      42,025    3,442,288     3,865,908     7,865,531     9,098,062
                                          =========   =========  ===========  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   ALLIANCE                   ALLIANCE                   ALLIANCE
                                              BERNSTEIN VARIABLE         BERNSTEIN VARIABLE         BERNSTEIN VARIABLE
                                             PRODUCT SERIES FUND        PRODUCT SERIES FUND        PRODUCT SERIES FUND
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -------------------------
                                            ALLIANCE BERNSTEIN VPS     ALLIANCE BERNSTEIN VPS     ALLIANCE BERNSTEIN VPS
                                             INTERNATIONAL VALUE          LARGE CAP GROWTH         SMALL/MID CAP VALUE
                                          -------------------------  -------------------------  -------------------------
                                              2009         2008          2009         2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (124,675) $   (237,374) $  (336,702) $   (475,415) $  (187,719) $   (415,555)
Net realized gains (losses)..............  (3,570,253)      944,465     (808,690)      (72,245)  (1,018,398)    2,750,162
Change in unrealized gains (losses)......   9,677,749   (22,997,660)   7,339,820   (13,611,973)   8,844,055   (15,783,343)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   5,982,821   (22,290,569)   6,194,428   (14,159,633)   7,637,938   (13,448,736)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,059        81,364       10,134       460,152        2,303        22,623
Benefit payments.........................    (348,190)     (893,213)    (474,170)   (1,093,110)    (536,660)     (275,658)
Payments on termination..................  (1,489,483)   (2,346,674)  (1,588,163)   (4,558,790)  (1,966,037)   (6,109,650)
Contract maintenance charge..............    (116,389)     (137,322)     (26,234)      (29,349)    (122,396)     (154,235)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,682,658)    3,221,779     (759,984)     (464,474)  (1,397,649)   (2,967,625)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (3,634,661)      (74,066)  (2,838,417)   (5,685,571)  (4,020,439)   (9,484,545)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,348,160   (22,364,635)   3,356,011   (19,845,204)   3,617,499   (22,933,281)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  20,508,783    42,873,418   19,367,384    39,212,588   21,471,044    44,404,325
                                          -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $22,856,943  $ 20,508,783  $22,723,395  $ 19,367,384  $25,088,543  $ 21,471,044
                                          ===========  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,725,634     2,617,431    3,924,336     4,752,977    1,815,255     2,375,213
       Units issued......................     385,655       739,884      267,934       536,456       75,475       122,754
       Units redeemed....................    (812,189)     (631,681)    (793,980)   (1,365,097)    (379,292)     (682,712)
                                          -----------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................   2,299,100     2,725,634    3,398,290     3,924,336    1,511,438     1,815,255
                                          ===========  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ALLIANCE                  ALLIANCE             AMERICAN
                                                    BERNSTEIN VARIABLE        BERNSTEIN VARIABLE    CENTURY VARIABLE
                                                    PRODUCT SERIES FUND      PRODUCT SERIES FUND     PORTFOLIOS, INC
                                                        SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------------  -----------------------  ----------------
                                                  ALLIANCE BERNSTEIN VPS           ALLIANCE         AMERICAN CENTURY
                                                      UTILITY INCOME         BERNSTEIN VPS VALUE       VP BALANCED
                                                 ------------------------  -----------------------  ----------------
                                                   2009 (G)       2008        2009         2008       2009     2008
                                                 -----------  -----------  ----------  -----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   132,414  $    66,227  $   30,419  $    15,862  $   700  $   239
Net realized gains (losses).....................  (1,596,636)     616,964    (243,563)     (37,649)    (179)   1,309
Change in unrealized gains (losses).............   1,752,896   (3,657,462)    593,078   (1,449,111)   1,953   (6,640)
                                                 -----------  -----------  ----------  -----------  -------  -------
Increase (decrease) in net assets from
 operations.....................................     288,674   (2,974,271)    379,934   (1,470,898)   2,474   (5,092)
                                                 -----------  -----------  ----------  -----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................          --       11,137      (1,000)       1,000       --       --
Benefit payments................................     (72,701)     (30,259)    (42,353)     (20,128)      --       --
Payments on termination.........................    (244,235)  (1,149,860)   (166,624)    (254,113)    (540)    (681)
Contract maintenance charge.....................     (13,059)     (24,647)    (10,634)     (11,304)      (9)      (7)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (4,149,184)      93,273     184,999      (77,719)      (1)     (22)
                                                 -----------  -----------  ----------  -----------  -------  -------
Increase (decrease) in net assets from contract
 transactions...................................  (4,479,179)  (1,100,356)    (35,612)    (362,264)    (550)    (710)
                                                 -----------  -----------  ----------  -----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...............  (4,190,505)  (4,074,627)    344,322   (1,833,162)   1,924   (5,802)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   4,190,505    8,265,132   1,913,545    3,746,707   17,905   23,707
                                                 -----------  -----------  ----------  -----------  -------  -------
NET ASSETS AT END OF PERIOD..................... $        --  $ 4,190,505  $2,257,867  $ 1,913,545  $19,829  $17,905
                                                 ===========  ===========  ==========  ===========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....     423,573      518,987     274,118      311,265    1,449    1,507
       Units issued.............................      34,366      103,795      63,567       32,497       --       --
       Units redeemed...........................    (457,939)    (199,209)    (65,400)     (69,644)     (39)     (58)
                                                 -----------  -----------  ----------  -----------  -------  -------
    Units outstanding at end of period..........          --      423,573     272,285      274,118    1,410    1,449
                                                 ===========  ===========  ==========  ===========  =======  =======

--------
(g)For the period beginning January 1, 2009 and ended September 25, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                           DREYFUS
                                                     SOCIALLY RESPONSIBLE     DREYFUS STOCK        DREYFUS VARIABLE
                                                      GROWTH FUND, INC.         INDEX FUND         INVESTMENT FUND
                                                         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                     ------------------   ---------------------  -------------------
                                                           DREYFUS
                                                          SOCIALLY
                                                         RESPONSIBLE          DREYFUS STOCK
                                                         GROWTH FUND            INDEX FUND       VIF GROWTH & INCOME
                                                     ------------------   ---------------------  -------------------
                                                       2009       2008       2009       2008       2009       2008
                                                     -------   ---------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (85)  $    (103) $   3,206  $    5,052  $    (66) $  (1,151)
Net realized gains (losses).........................  (1,776)     12,460    (17,513)     58,543   (13,917)    20,819
Change in unrealized gains (losses).................   8,477     (28,794)   120,870    (448,429)   41,357   (104,057)
                                                     -------   ---------  ---------  ----------  --------  ---------
Increase (decrease) in net assets from operations...   6,616     (16,437)   106,563    (384,834)   27,374    (84,389)
                                                     -------   ---------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --          85        150       5,000        --         --
Benefit payments....................................      --      (4,292)    (3,090)    (61,577)       --         --
Payments on termination.............................  (4,374)    (14,584)  (143,869)   (147,293)  (24,849)   (22,994)
Contract maintenance charge.........................     (21)        (52)      (452)       (533)     (135)      (139)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   2,296    (103,293)     2,485    (135,991)     (460)     4,168
                                                     -------   ---------  ---------  ----------  --------  ---------
Increase (decrease) in net assets from contract
 transactions.......................................  (2,099)   (122,136)  (144,776)   (340,394)  (25,444)   (18,965)
                                                     -------   ---------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS...................    4,517.  (138,573)   (38,213)   (725,228)     1,930  (103,354)
NET ASSETS AT BEGINNING OF PERIOD...................   20,002.    158,575    565,319   1,290,547   119,928    223,282
                                                     -------   ---------  ---------  ----------  --------  ---------
NET ASSETS AT END OF PERIOD.........................  $24,519.  $  20,002  $ 527,106  $  565,319  $121,858  $ 119,928
                                                     =======   =========  =========  ==========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,113      17,438     72,839     104,229    15,914     17,238
       Units issued.................................     643       1,267      4,811       7,063       811        623
       Units redeemed...............................    (905)    (15,592)   (24,212)    (38,453)   (3,896)    (1,947)
                                                     -------   ---------  ---------  ----------  --------  ---------
    Units outstanding at end of period..............   2,851       3,113     53,438      72,839    12,829     15,914
                                                     =======   =========  =========  ==========  ========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     DREYFUS VARIABLE
                                                     INVESTMENT FUND      DWS VARIABLE SERIES I  DWS VARIABLE SERIES I
                                                       SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                                                 -----------------------  -------------------   ----------------------
                                                           VIF                                            DWS
                                                       MONEY MARKET          DWS BOND VIP A      CAPITAL GROWTH VIP A
                                                 -----------------------  -------------------   ----------------------
                                                    2009         2008       2009        2008       2009        2008
                                                 ----------  -----------  --------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (24,112) $     8,450  $ 36,330   $  32,465  $    6,485  $    5,035
Net realized gains (losses).....................         --           --    (3,954)    (14,236)    (38,340)      7,615
Change in unrealized gains (losses).............         --           --    11,325    (126,016)    301,738    (563,985)
                                                 ----------  -----------  --------   ---------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (24,112)       8,450    43,701    (107,787)    269,883    (551,335)
                                                 ----------  -----------  --------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      3,228           --        --          30       2,200       7,525
Benefit payments................................     75,110      (88,076)      984      20,538      (1,186)      3,900
Payments on termination.........................   (939,374)  (1,672,397)  (10,123)    (36,660)    (18,560)    (85,091)
Contract maintenance charge.....................       (621)        (419)       --          --          --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    212,772    2,716,525    20,639    (223,170)    (16,773)    (36,273)
                                                 ----------  -----------  --------   ---------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (648,885)     955,633    11,500    (239,262)    (34,319)   (109,939)
                                                 ----------  -----------  --------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (672,997)     964,083    55,201    (347,049)    235,564    (661,274)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,737,238      773,155   469,103     816,152   1,032,402   1,693,676
                                                 ----------  -----------  --------   ---------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $1,064,241  $ 1,737,238  $524,304   $ 469,103  $1,267,966  $1,032,402
                                                 ==========  ===========  ========   =========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    156,203       70,655    39,173      56,326     121,831     132,978
       Units issued.............................    265,183      357,426     1,923        (171)     13,804      10,036
       Units redeemed...........................   (324,343)    (271,878)   (1,036)    (16,982)    (16,831)    (21,183)
                                                 ----------  -----------  --------   ---------  ----------  ----------
    Units outstanding at end of period..........     97,043      156,203    40,060      39,173     118,804     121,831
                                                 ==========  ===========  ========   =========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    DWS VARIABLE SERIES I   DWS VARIABLE SERIES I DWS VARIABLE SERIES I
                                                         SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                   -----------------------  -------------------   -------------------
                                                          DWS GLOBAL           DWS GROWTH AND      DWS INTERNATIONAL
                                                     OPPORTUNITIES VIP A        INCOME VIP A             VIP A
                                                   -----------------------  -------------------   -------------------
                                                      2009         2008       2009        2008      2009        2008
                                                   ----------  -----------  --------   ---------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    8,273  $    (5,887) $  5,771   $   6,937  $ 16,704   $   5,241
Net realized gains (losses).......................    (26,664)     222,625   (27,174)    124,282   (18,890)    123,240
Change in unrealized gains (losses)...............    368,460   (1,027,131)  139,795    (376,024)  131,247    (547,080)
                                                   ----------  -----------  --------   ---------  --------   ---------
Increase (decrease) in net assets from operations.    350,069     (810,393)  118,392    (244,805)  129,061    (418,599)
                                                   ----------  -----------  --------   ---------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      2,380        5,868        --          --     1,680       4,467
Benefit payments..................................        (42)      (6,697)     (108)         --      (489)      1,650
Payments on termination...........................     (1,330)     (78,963)  (36,691)     (4,657)  (22,072)    (32,193)
Contract maintenance charge.......................         --           --        --          --        --          --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................     (6,307)     (82,749)    4,024         836       514     (16,501)
                                                   ----------  -----------  --------   ---------  --------   ---------
Increase (decrease) in net assets from contract
 transactions.....................................     (5,299)    (162,541)  (32,775)     (3,821)  (20,367)    (42,577)
                                                   ----------  -----------  --------   ---------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS.................    344,770     (972,934)   85,617    (248,626)  108,694    (461,176)
NET ASSETS AT BEGINNING OF PERIOD.................    755,113    1,728,047   386,573     635,199   415,395     876,571
                                                   ----------  -----------  --------   ---------  --------   ---------
NET ASSETS AT END OF PERIOD....................... $1,099,883  $   755,113  $472,190   $ 386,573  $524,089   $ 415,395
                                                   ==========  ===========  ========   =========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of period......     54,345       61,759    55,505      55,856    48,803      52,933
       Units issued...............................      4,619          441       569         347       678       6,623
       Units redeemed.............................     (5,155)      (7,855)   (5,152)       (698)   (3,014)    (10,753)
                                                   ----------  -----------  --------   ---------  --------   ---------
    Units outstanding at end of period............     53,809       54,345    50,922      55,505    46,467      48,803
                                                   ==========  ===========  ========   =========  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 DWS VARIABLE SERIES II  DWS VARIABLE SERIES II DWS VARIABLE SERIES II
                                                       SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                 ----------------------  ---------------------  ---------------------
                                                                                  DWS              DWS SMALL CAP
                                                  DWS BALANCED VIP A II  MONEY MARKET VIP A II    GROWTH VIP A II
                                                 ----------------------  ---------------------  ---------------------
                                                    2009        2008        2009       2008       2009        2008
                                                 ----------  ----------  ---------  ----------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   42,743  $   56,865  $  (2,050) $   19,116  $ (1,983)  $  (2,937)
Net realized gains (losses).....................    (17,124)    (21,854)        --          --    (5,838)    (12,875)
Change in unrealized gains (losses).............    269,869    (592,176)        --          --   105,981    (245,822)
                                                 ----------  ----------  ---------  ----------  --------   ---------
Increase (decrease) in net assets from
 operations.....................................    295,488    (557,165)    (2,050)     19,116    98,160    (261,634)
                                                 ----------  ----------  ---------  ----------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         --         250         --      35,020       540         540
Benefit payments................................    (28,213)     31,177         --          --        --          --
Payments on termination.........................    (35,246)   (137,589)  (101,745)    (26,902)   (2,737)    (21,756)
Contract maintenance charge.....................         --          --         --          --        --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................     16,803     (36,099)  (235,407)   (124,884)     (131)     69,312
                                                 ----------  ----------  ---------  ----------  --------   ---------
Increase (decrease) in net assets from contract
 transactions...................................    (46,656)   (142,261)  (337,152)   (116,766)   (2,328)     48,096
                                                 ----------  ----------  ---------  ----------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS...............    248,832    (699,426)  (339,202)    (97,650)   95,832    (213,538)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,351,788   2,051,214    935,248   1,032,898   250,990     464,528
                                                 ----------  ----------  ---------  ----------  --------   ---------
NET ASSETS AT END OF PERIOD..................... $1,600,620  $1,351,788  $ 596,046  $  935,248  $346,822   $ 250,990
                                                 ==========  ==========  =========  ==========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    154,572     169,227     87,449      98,429    39,149      36,335
       Units issued.............................      3,384       4,278      7,550      15,175       814       6,215
       Units redeemed...........................     (8,612)    (18,933)   (39,044)    (26,155)   (1,211)     (3,401)
                                                 ----------  ----------  ---------  ----------  --------   ---------
    Units outstanding at end of period..........    149,344     154,572     55,955      87,449    38,752      39,149
                                                 ==========  ==========  =========  ==========  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  FEDERATED             FIDELITY VARIABLE        FIDELITY VARIABLE
                                              INSURANCE SERIES       INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ------------------------  -----------------------
                                                  FEDERATED
                                             PRIME MONEY FUND II         VIP CONTRAFUND          VIP EQUITY-INCOME
                                          ------------------------  ------------------------  -----------------------
                                              2009         2008         2009         2008        2009         2008
                                          -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (154,856) $   104,769  $       989  $   (45,058) $    9,761  $    12,778
Net realized gains (losses)..............          --           --     (977,682)    (153,139)   (140,140)    (151,398)
Change in unrealized gains (losses)......          --           --    2,840,379   (5,299,776)    422,444     (757,710)
                                          -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................    (154,856)     104,769    1,863,686   (5,497,973)    292,065     (896,332)
                                          -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      17,186        4,020       28,530       54,967         605        1,545
Benefit payments.........................    (462,246)    (433,484)     (65,782)    (185,062)    (19,988)     (84,487)
Payments on termination..................  (4,281,688)  (4,065,096)  (1,201,109)  (2,001,180)   (141,139)    (618,038)
Contract maintenance charge..............      (8,330)      (3,181)      (6,416)      (7,111)       (670)        (990)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  13,292,837    1,323,997       99,537     (204,124)    134,456     (224,077)
                                          -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   8,557,759   (3,173,744)  (1,145,240)  (2,342,509)    (26,736)    (926,047)
                                          -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   8,402,903   (3,068,975)     718,446   (7,840,482)    265,329   (1,822,379)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   7,591,679   10,660,654    6,434,780   14,275,262     959,510    2,781,889
                                          -----------  -----------  -----------  -----------  ----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $15,994,582  $ 7,591,679  $ 7,153,226  $ 6,434,780  $1,224,839  $   959,510
                                          ===========  ===========  ===========  ===========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     627,765      893,573      629,773      793,131     108,753      178,711
       Units issued......................   1,231,496      289,533       83,709       70,280      24,868        3,440
       Units redeemed....................    (571,778)    (555,341)    (187,291)    (233,638)    (24,255)     (73,398)
                                          -----------  -----------  -----------  -----------  ----------  -----------
    Units outstanding at end of
     period..............................   1,287,483      627,765      526,191      629,773     109,366      108,753
                                          ===========  ===========  ===========  ===========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              FIDELITY VARIABLE        FIDELITY VARIABLE        FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------------  -----------------------  -----------------------
                                                  VIP GROWTH            VIP HIGH INCOME           VIP INDEX 500
                                           -----------------------  -----------------------  -----------------------
                                              2009         2008        2009         2008        2009         2008
                                           ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (29,145) $   (32,534) $   78,320  $   117,869  $   55,231  $    44,485
Net realized gains (losses)...............   (424,595)     (82,559)   (158,365)    (161,233)   (210,347)     138,927
Change in unrealized gains (losses).......  1,196,871   (3,143,691)    523,630     (458,096)  1,275,854   (3,403,803)
                                           ----------  -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 operations...............................    743,131   (3,258,784)    443,585     (501,460)  1,120,738   (3,220,391)
                                           ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     25,500       62,164       3,401        9,796      27,193       34,380
Benefit payments..........................    (31,837)     (13,703)    (65,578)     (90,714)    (54,757)    (166,449)
Payments on termination...................   (426,802)    (863,456)   (294,413)    (451,976)   (816,715)  (1,423,014)
Contract maintenance charge...............     (4,743)      (5,762)     (1,028)      (1,082)     (4,727)      (5,588)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (82,576)    (114,513)    (34,307)    (268,751)    274,160     (423,578)
                                           ----------  -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (520,458)    (935,270)   (391,925)    (802,727)   (574,846)  (1,984,249)
                                           ----------  -----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    222,673   (4,194,054)     51,660   (1,304,187)    545,892   (5,204,640)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  3,263,620    7,457,674   1,262,589    2,566,776   4,707,354    9,911,994
                                           ----------  -----------  ----------  -----------  ----------  -----------
NET ASSETS AT END OF PERIOD............... $3,486,293  $ 3,263,620  $1,314,249  $ 1,262,589  $5,253,246  $ 4,707,354
                                           ==========  ===========  ==========  ===========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    540,382      642,675     156,146      233,449     689,822      903,650
       Units issued.......................     59,955       58,898       8,128        9,450     127,743       44,385
       Units redeemed.....................   (140,056)    (161,191)    (49,608)     (86,753)   (195,642)    (258,213)
                                           ----------  -----------  ----------  -----------  ----------  -----------
    Units outstanding at end of period....    460,281      540,382     114,666      156,146     621,923      689,822
                                           ==========  ===========  ==========  ===========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                                                         FIDELITY
                                                                                                    VARIABLE INSURANCE
                                                      FIDELITY VARIABLE       FIDELITY VARIABLE       PRODUCTS FUND
                                                   INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND  (SERVICE CLASS 2)
                                                         SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                                   ----------------------  -----------------------  -----------------
                                                                                                        VIP ASSET
                                                             VIP                                      MANAGER GROWTH
                                                    INVESTMENT GRADE BOND        VIP OVERSEAS       (SERVICE CLASS 2)
                                                   ----------------------  -----------------------  -----------------
                                                      2009        2008        2009         2008       2009     2008
                                                   ----------  ----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  188,646  $   95,914  $   10,247  $    22,850  $   (10) $    150
Net realized gains (losses).......................    (39,693)    (59,669)   (172,699)     318,740      164      (372)
Change in unrealized gains (losses)...............    166,875    (180,369)    452,139   (1,691,054)  25,158   (24,019)
                                                   ----------  ----------  ----------  -----------  -------  --------
Increase (decrease) in net assets from operations.    315,828    (144,124)    289,687   (1,349,464)  25,312   (24,241)
                                                   ----------  ----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      9,255      21,942       8,292       22,406       --        --
Benefit payments..................................    (31,545)    (96,058)     (2,524)     (28,887)      --        --
Payments on termination...........................   (418,564)   (634,510)   (234,465)    (848,420)      --    (2,125)
Contract maintenance charge.......................     (1,706)     (1,853)     (1,555)      (1,891)      --        --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    (97,217)     (5,323)    (10,408)       1,093   22,974      (140)
                                                   ----------  ----------  ----------  -----------  -------  --------
Increase (decrease) in net assets from contract
 transactions.....................................   (539,777)   (715,802)   (240,660)    (855,699)  22,974    (2,265)
                                                   ----------  ----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS.................   (223,949)   (859,926)     49,027   (2,205,163)  48,286   (26,506)
NET ASSETS AT BEGINNING OF PERIOD.................  2,599,594   3,459,520   1,437,110    3,642,273   39,759    66,265
                                                   ----------  ----------  ----------  -----------  -------  --------
NET ASSETS AT END OF PERIOD....................... $2,375,645  $2,599,594  $1,486,137  $ 1,437,110  $88,045  $ 39,759
                                                   ==========  ==========  ==========  ===========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......    184,295     234,249     171,538      241,023    5,013     5,279
       Units issued...............................     26,534      50,649      20,337       26,578    3,563        13
       Units redeemed.............................    (63,372)   (100,603)    (48,857)     (96,063)      --      (279)
                                                   ----------  ----------  ----------  -----------  -------  --------
    Units outstanding at end of period............    147,457     184,295     143,018      171,538    8,576     5,013
                                                   ==========  ==========  ==========  ===========  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                               FIDELITY VARIABLE         FIDELITY VARIABLE        FIDELITY VARIABLE
                                            INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                               (SERVICE CLASS 2)         (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                  SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                           -------------------------  -----------------------  --------------------------
                                                 VIP CONTRAFUND          VIP EQUITY-INCOME         VIP FREEDOM 2010
                                               (SERVICE CLASS 2)         (SERVICE CLASS 2)     PORTFOLIO (SERVICE CLASS 2)
                                           -------------------------  -----------------------  --------------------------
                                               2009         2008         2009         2008        2009           2008
                                           -----------  ------------  ----------  -----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (286,283) $   (737,851) $    3,298  $     2,996  $  189,996    $   146,131
Net realized gains (losses)...............  (8,312,960)   (5,032,118)   (231,605)    (189,765)   (598,093)        (5,959)
Change in unrealized gains (losses).......  28,272,625   (43,134,239)    462,860     (981,386)  2,120,811     (2,842,962)
                                           -----------  ------------  ----------  -----------   ----------   -----------
Increase (decrease) in net assets from
 operations...............................  19,673,382   (48,904,208)    234,553   (1,168,155)  1,712,714     (2,702,790)
                                           -----------  ------------  ----------  -----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      70,703       681,072       2,400        2,400      11,370          3,280
Benefit payments..........................    (972,860)   (1,805,209)    (32,523)     (29,142)    (43,959)       (15,037)
Payments on termination...................  (5,222,159)   (7,635,393)   (283,098)    (644,049)   (720,775)      (558,007)
Contract maintenance charge...............    (352,222)     (396,580)       (520)        (617)    (49,990)       (39,176)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   2,129,905    10,254,156     (32,636)    (605,862)    210,065      5,577,637
                                           -----------  ------------  ----------  -----------   ----------   -----------
Increase (decrease) in net assets from
 contract transactions....................  (4,346,633)    1,098,046    (346,377)  (1,277,270)   (593,289)     4,968,697
                                           -----------  ------------  ----------  -----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  15,326,749   (47,806,162)   (111,824)  (2,445,425)  1,119,425      2,265,907
NET ASSETS AT BEGINNING OF
 PERIOD...................................  62,220,358   110,026,520   1,129,660    3,575,085   8,586,306      6,320,399
                                           -----------  ------------  ----------  -----------   ----------   -----------
NET ASSETS AT END OF PERIOD............... $77,547,107  $ 62,220,358  $1,017,836  $ 1,129,660  $9,705,731    $ 8,586,306
                                           ===========  ============  ==========  ===========   ==========   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   8,276,099     8,136,808     151,277      270,725   1,045,628        566,354
       Units issued.......................   1,353,134     2,321,633       7,911       50,809     266,283        867,640
       Units redeemed.....................  (1,841,273)   (2,182,342)    (52,818)    (170,257)   (343,051)      (388,366)
                                           -----------  ------------  ----------  -----------   ----------   -----------
    Units outstanding at end of period....   7,787,960     8,276,099     106,370      151,277     968,860      1,045,628
                                           ===========  ============  ==========  ===========   ==========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               FIDELITY VARIABLE        FIDELITY VARIABLE        FIDELITY VARIABLE
                                            INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           ------------------------  -----------------------  ----------------------
                                                  VIP FREEDOM              VIP FREEDOM              VIP FREEDOM
                                                2020 PORTFOLIO            2030 PORTFOLIO         INCOME PORTFOLIO
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                           ------------------------  -----------------------  ----------------------
                                               2009         2008        2009         2008        2009        2008
                                           -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   103,327  $    63,798  $   14,608  $    15,635  $   66,667  $   44,672
Net realized gains (losses)...............    (464,492)    (178,783)   (200,155)      79,473     (38,306)    (55,623)
Change in unrealized gains (losses).......   1,967,614   (2,617,372)    810,520   (1,292,595)    364,040    (366,694)
                                           -----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................   1,606,449   (2,732,357)    624,973   (1,197,487)    392,401    (377,645)
                                           -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      14,821       83,554       1,697       19,330      16,200      42,051
Benefit payments..........................     (23,976)     (48,212)         --      (16,215)    (41,789)   (199,982)
Payments on termination...................  (1,205,218)    (971,059)    (53,095)    (254,070)   (364,315)   (626,118)
Contract maintenance charge...............     (45,014)     (28,358)    (14,325)     (10,629)    (16,631)    (17,616)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   1,585,554    2,528,245     321,124    1,219,699   1,090,718   1,859,328
                                           -----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................     326,167    1,564,170     255,401      958,115     684,183   1,057,663
                                           -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   1,932,616   (1,168,187)    880,374     (239,372)  1,076,584     680,018
NET ASSETS AT BEGINNING OF
 PERIOD...................................   5,433,458    6,601,645   1,986,860    2,226,232   2,615,887   1,935,869
                                           -----------  -----------  ----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $ 7,366,074  $ 5,433,458  $2,867,234  $ 1,986,860  $3,692,471  $2,615,887
                                           ===========  ===========  ==========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     723,789      581,385     284,171      193,831     275,479     179,300
       Units issued.......................     370,617      468,685     140,320      140,336     167,271     253,252
       Units redeemed.....................    (319,051)    (326,281)   (106,714)     (49,996)    (97,452)   (157,073)
                                           -----------  -----------  ----------  -----------  ----------  ----------
    Units outstanding at end of period....     775,355      723,789     317,777      284,171     345,298     275,479
                                           ===========  ===========  ==========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     FIDELITY VARIABLE       FIDELITY VARIABLE        FIDELITY VARIABLE
                                                  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                     (SERVICE CLASS 2)       (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                        SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                                 ------------------------  ----------------------  ----------------------
                                                    VIP GROWTH & INCOME         VIP GROWTH            VIP GROWTH STOCK
                                                     (SERVICE CLASS 2)       (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                 ------------------------  ----------------------  ----------------------
                                                     2009         2008        2009        2008        2009        2008
                                                 -----------  -----------  ---------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (71,702) $   (86,507) $  (3,894)  $  (6,668)  $  (19,988) $  (25,441)
Net realized gains (losses).....................    (733,335)     947,903    (57,162)      7,927     (131,639)   (144,355)
Change in unrealized gains (losses).............   2,852,943   (7,235,910)   115,396    (379,655)     635,126    (797,283)
                                                 -----------  -----------  ---------   ---------   ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   2,047,906   (6,374,514)    54,340    (378,396)     483,499    (967,079)
                                                 -----------  -----------  ---------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       1,028       50,089        180         180        7,567      65,256
Benefit payments................................    (130,581)    (182,708)      (304)    (12,836)      (2,870)    (11,838)
Payments on termination.........................    (757,926)  (1,021,596)  (157,744)   (137,007)    (109,486)   (190,749)
Contract maintenance charge.....................     (50,371)     (52,957)      (209)       (240)      (5,695)     (5,386)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................     342,761    1,138,322     (5,497)    165,679       29,239     577,060
                                                 -----------  -----------  ---------   ---------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................    (595,089)     (68,850)  (163,574)     15,776      (81,245)    434,343
                                                 -----------  -----------  ---------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,452,817   (6,443,364)  (109,234)   (362,620)     402,254    (532,736)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   8,790,637   15,234,001    359,421     722,041    1,191,587   1,724,323
                                                 -----------  -----------  ---------   ---------   ----------  ----------
NET ASSETS AT END OF PERIOD..................... $10,243,454  $ 8,790,637  $ 250,187   $ 359,421   $1,593,841  $1,191,587
                                                 ===========  ===========  =========   =========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,137,569    1,126,062     63,436      66,294      186,637     146,855
       Units issued.............................     167,742      253,403      2,603      61,058       48,055     102,036
       Units redeemed...........................    (244,349)    (241,896)   (31,174)    (63,916)     (58,925)    (62,254)
                                                 -----------  -----------  ---------   ---------   ----------  ----------
    Units outstanding at end of period..........   1,060,962    1,137,569     34,865      63,436      175,767     186,637
                                                 ===========  ===========  =========   =========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     FIDELITY VARIABLE        FIDELITY VARIABLE     FIDELITY VARIABLE
                                                  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                                     (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                        SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------------  -----------------------  ----------------------
                                                                                                      VIP INVESTMENT
                                                      VIP HIGH INCOME           VIP INDEX 500           GRADE BOND
                                                     (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                 ------------------------  -----------------------  ----------------------
                                                     2009         2008        2009         2008       2009        2008
                                                 -----------  -----------  ----------  -----------   -------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   464,611  $   577,189  $   49,774  $    45,971  $   383     $    482
Net realized gains (losses).....................    (578,410)    (432,614)   (368,181)    (119,386)    (744)        (855)
Change in unrealized gains (losses).............   2,649,775   (2,600,104)  1,949,323   (3,322,645)     771         (211)
                                                 -----------  -----------  ----------  -----------   -------     --------
Increase (decrease) in net assets from
 operations.....................................   2,535,976   (2,455,529)  1,630,916   (3,396,060)     410         (584)
                                                 -----------  -----------  ----------  -----------   -------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................        (856)       6,019       6,821       40,955       --           --
Benefit payments................................     (84,236)    (263,427)   (102,547)     (58,082)      --       (5,805)
Payments on termination.........................  (1,129,317)  (1,464,058)   (835,055)    (568,891)  (6,846)      (3,387)
Contract maintenance charge.....................     (36,454)     (35,663)    (36,706)     (35,749)     (19)         (36)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................      80,445     (280,136)    820,921    1,011,473      235         (553)
                                                 -----------  -----------  ----------  -----------   -------     --------
Increase (decrease) in net assets from contract
 transactions...................................  (1,170,418)  (2,037,265)   (146,566)     389,706   (6,630)      (9,781)
                                                 -----------  -----------  ----------  -----------   -------     --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,365,558   (4,492,794)  1,484,350   (3,006,354)  (6,220)     (10,365)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   6,770,778   11,263,572   6,059,281    9,065,635    7,497       17,862
                                                 -----------  -----------  ----------  -----------   -------     --------
NET ASSETS AT END OF PERIOD..................... $ 8,136,336  $ 6,770,778  $7,543,631  $ 6,059,281  $ 1,277     $  7,497
                                                 ===========  ===========  ==========  ===========   =======     ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     785,374      963,641     870,821      804,594      653        1,479
       Units issued.............................     126,097      137,527     314,793      256,902       18          304
       Units redeemed...........................    (242,785)    (315,794)   (312,798)    (190,675)    (573)      (1,130)
                                                 -----------  -----------  ----------  -----------   -------     --------
    Units outstanding at end of period..........     668,686      785,374     872,816      870,821       98          653
                                                 ===========  ===========  ==========  ===========   =======     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              FIDELITY VARIABLE             FIDELITY VARIABLE       FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND       INSURANCE PRODUCTS FUND    INSURANCE PRODUCTS
                                              (SERVICE CLASS 2)             (SERVICE CLASS 2)      FUND (SERVICE CLASS 2)
                                                 SUB-ACCOUNT                   SUB-ACCOUNT             SUB-ACCOUNT
                                          ---------------------------  --------------------------  ---------------------
                                                                            VIP MONEY MARKET           VIP OVERSEAS
                                          VIP MIDCAP (SERVICE CLASS 2)      (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                          ---------------------------  --------------------------  ---------------------
                                              2009          2008           2009          2008        2009        2008
                                          -----------   ------------   ------------  ------------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (204,230)  $   (353,372)  $   (305,528) $    140,400  $    174   $   2,276
Net realized gains (losses)..............  (1,913,213)     2,655,535             --            --   (54,906)      6,752
Change in unrealized gains (losses)......   7,788,175    (14,348,074)            --            --    66,589    (128,206)
                                          -----------   ------------   ------------  ------------  --------   ---------
Increase (decrease) in net assets from
 operations..............................   5,670,732    (12,045,911)      (305,528)      140,400    11,857    (119,178)
                                          -----------   ------------   ------------  ------------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      22,701        155,837            548         4,156        --          --
Benefit payments.........................    (459,136)      (736,031)      (811,892)     (175,341)       --          --
Payments on termination..................  (1,414,285)    (2,542,858)   (10,256,588)  (10,909,482)  (62,545)     (6,042)
Contract maintenance charge..............     (93,124)      (105,598)      (125,968)      (78,129)      (35)        (32)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     254,043       (390,921)     8,747,588    28,452,593        19      92,631
                                          -----------   ------------   ------------  ------------  --------   ---------
Increase (decrease) in net assets from
 contract transactions...................  (1,689,801)    (3,619,571)    (2,446,312)   17,293,797   (62,561)     86,557
                                          -----------   ------------   ------------  ------------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................   3,980,931    (15,665,482)    (2,751,839)   17,434,197   (50,704)    (32,621)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  16,456,604     32,122,086     27,081,793     9,647,596   148,905     181,526
                                          -----------   ------------   ------------  ------------  --------   ---------
NET ASSETS AT END OF
 PERIOD.................................. $20,437,535   $ 16,456,604   $ 24,329,954  $ 27,081,793  $ 98,201   $ 148,905
                                          ===========   ============   ============  ============  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,113,060      2,415,359      2,544,214       914,917    17,081      11,471
       Units issued......................     290,535        453,601      2,073,118     3,246,143       223      10,606
       Units redeemed....................    (487,035)      (755,900)    (2,289,244)   (1,616,846)   (8,305)     (4,996)
                                          -----------   ------------   ------------  ------------  --------   ---------
    Units outstanding at end of
     period..............................   1,916,560      2,113,060      2,328,088     2,544,214     8,999      17,081
                                          ===========   ============   ============  ============  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  FRANKLIN                  FRANKLIN                  FRANKLIN
                                             TEMPLETON VARIABLE        TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          -----------------------  -------------------------  ------------------------
                                             FRANKLIN FLEX CAP        FRANKLIN GROWTH AND             FRANKLIN
                                             GROWTH SECURITIES         INCOME SECURITIES       HIGH INCOME SECURITIES
                                          -----------------------  -------------------------  ------------------------
                                             2009         2008         2009         2008          2009         2008
                                          ----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (64,380) $   (74,065) $ 1,363,288  $  1,004,850  $   483,850  $   805,609
Net realized gains (losses)..............   (133,665)      17,197   (4,929,841)    1,581,511     (406,670)    (345,760)
Change in unrealized gains (losses)......  1,249,193   (1,936,776)  12,811,157   (29,021,121)   3,157,461   (3,012,907)
                                          ----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  1,051,148   (1,993,644)   9,244,604   (26,434,760)   3,234,641   (2,553,058)
                                          ----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --       24,436       93,427       601,574        3,987       26,650
Benefit payments.........................    (38,083)    (101,680)    (649,328)   (1,667,585)    (330,228)    (187,345)
Payments on termination..................   (364,301)    (372,304)  (3,269,073)   (6,740,409)    (996,882)  (1,477,723)
Contract maintenance charge..............    (23,796)     (24,275)    (215,688)     (252,091)     (31,893)     (30,833)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     57,727      521,191   (1,321,407)   (3,908,186)   1,891,309      (90,882)
                                          ----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (368,453)      47,368   (5,362,069)  (11,966,697)     536,293   (1,760,133)
                                          ----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    682,695   (1,946,276)   3,882,535   (38,401,457)   3,770,934   (4,313,191)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,599,653    5,545,929   41,665,750    80,067,207    7,572,460   11,885,651
                                          ----------  -----------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $4,282,348  $ 3,599,653  $45,548,285  $ 41,665,750  $11,343,394  $ 7,572,460
                                          ==========  ===========  ===========  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    436,784      427,784    4,023,407     4,937,690      850,316    1,006,469
       Units issued......................     68,015      124,804      440,622       509,201      334,217      139,039
       Units redeemed....................   (107,460)    (115,804)    (932,830)   (1,423,484)    (276,062)    (295,192)
                                          ----------  -----------  -----------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    397,339      436,784    3,531,199     4,023,407      908,471      850,316
                                          ==========  ===========  ===========  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  FRANKLIN                    FRANKLIN                   FRANKLIN
                                             TEMPLETON VARIABLE          TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST    INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                        ---------------------------  -------------------------  -------------------------
                                                  FRANKLIN               FRANKLIN LARGE CAP         FRANKLIN SMALL CAP
                                             INCOME SECURITIES           GROWTH SECURITIES           VALUE SECURITIES
                                        ---------------------------  -------------------------  -------------------------
                                            2009           2008          2009         2008          2009         2008
                                        ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $ 12,246,612  $   9,914,902  $   (76,984) $   (181,719) $    34,436  $   (232,863)
Net realized gains (losses)............  (11,208,626)    (2,939,549)  (3,151,430)    2,265,015   (1,139,224)    3,403,472
Change in unrealized gains
 (losses)..............................   52,961,231    (94,024,615)  14,758,429   (29,065,414)   9,994,800   (22,391,996)
                                        ------------  -------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations............................   53,999,217    (87,049,262)  11,530,015   (26,982,118)   8,890,012   (19,221,387)
                                        ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      145,157      2,010,590       50,486       378,522       49,999       336,660
Benefit payments.......................   (4,401,586)    (4,465,454)  (1,005,453)   (1,578,678)    (875,423)     (910,844)
Payments on termination................  (17,136,524)   (38,212,613)  (3,983,035)   (6,254,794)  (2,879,122)   (6,811,770)
Contract maintenance charge............     (757,224)      (849,356)    (232,226)     (262,327)    (160,884)     (185,146)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (176,278)   (10,228,653)    (859,018)      534,398     (578,041)   (3,633,308)
                                        ------------  -------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (22,326,455)   (51,745,486)  (6,029,246)   (7,182,879)  (4,443,471)  (11,204,408)
                                        ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................   31,672,762   (138,794,748)   5,500,769   (34,164,997)   4,446,541   (30,425,795)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  176,273,630    315,068,378   45,512,143    79,677,140   35,580,317    66,006,112
                                        ------------  -------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD................................ $207,946,392  $ 176,273,630  $51,012,912  $ 45,512,143  $40,026,858  $ 35,580,317
                                        ============  =============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   19,065,181     23,606,779    5,906,156     6,664,268    2,695,455     3,301,606
       Units issued....................    1,914,718      3,336,625      686,033     1,132,907      328,806       415,755
       Units redeemed..................   (4,130,254)    (7,878,223)  (1,408,078)   (1,891,019)    (637,558)   (1,021,906)
                                        ------------  -------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period............................   16,849,645     19,065,181    5,184,111     5,906,156    2,386,703     2,695,455
                                        ============  =============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  FRANKLIN                 FRANKLIN                   FRANKLIN
                                             TEMPLETON VARIABLE       TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          -----------------------  ------------------------  -------------------------
                                           FRANKLIN SMALL MID CAP          FRANKLIN                MUTUAL GLOBAL
                                             GROWTH SECURITIES          U.S. GOVERNMENT       DISCOVERY SECURITIES (H)
                                          -----------------------  ------------------------  -------------------------
                                             2009         2008         2009         2008         2009         2008
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (30,611) $   (41,897) $   876,501  $ 1,163,191  $  (100,642) $    172,814
Net realized gains (losses)..............    (75,203)     405,709      400,273       54,119     (723,110)      646,586
Change in unrealized gains (losses)......    777,957   (1,742,072)    (755,791)   1,022,427    5,184,732   (10,712,026)
                                          ----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................    672,143   (1,378,260)     520,983    2,239,737    4,360,980    (9,892,626)
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      9,357        5,343       23,760      200,838       45,133       347,770
Benefit payments.........................    (12,681)     (38,116)    (732,223)    (483,738)    (894,782)     (552,697)
Payments on termination..................   (128,697)    (363,387)  (6,506,995)  (4,433,766)  (2,250,461)   (2,466,769)
Contract maintenance charge..............     (7,959)      (8,527)    (175,852)    (148,319)    (122,018)     (123,712)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     34,002       44,488    4,665,577   21,643,020    1,268,297     2,340,403
                                          ----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (105,978)    (360,199)  (2,725,733)  16,778,035   (1,953,831)     (455,005)
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................    566,165   (1,738,459)  (2,204,750)  19,017,772    2,407,149   (10,347,631)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,741,673    3,480,132   44,052,970   25,035,198   22,417,932    32,765,563
                                          ----------  -----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $2,307,838  $ 1,741,673  $41,848,220  $44,052,970  $24,825,081  $ 22,417,932
                                          ==========  ===========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    158,258      182,533    3,759,046    2,255,117    2,483,614     2,548,008
       Units issued......................     20,691       18,012    1,748,827    3,338,518      431,217       851,392
       Units redeemed....................    (27,966)     (42,287)  (1,989,146)  (1,834,589)    (652,007)     (915,786)
                                          ----------  -----------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................    150,983      158,258    3,518,727    3,759,046    2,262,824     2,483,614
                                          ==========  ===========  ===========  ===========  ===========  ============

--------
(h)Previously known as Mutual Discovery Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 FRANKLIN                    FRANKLIN                    FRANKLIN
                                            TEMPLETON VARIABLE          TEMPLETON VARIABLE          TEMPLETON VARIABLE
                                         INSURANCE PRODUCTS TRUST    INSURANCE PRODUCTS TRUST    INSURANCE PRODUCTS TRUST
                                               SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                       ---------------------------  -------------------------  ---------------------------
                                                                       TEMPLETON DEVELOPING             TEMPLETON
                                         MUTUAL SHARES SECURITIES       MARKETS SECURITIES          FOREIGN SECURITIES
                                       ---------------------------  -------------------------  ---------------------------
                                           2009           2008          2009         2008          2009           2008
                                       ------------  -------------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $    353,748  $   2,160,602  $   626,585  $    379,147  $  2,146,067  $   1,391,748
Net realized gains (losses)...........   (9,333,133)     3,372,009   (2,402,646)    6,758,313    (6,122,162)    15,925,875
Change in unrealized gains
 (losses).............................   32,282,465    (81,144,632)  14,262,973   (31,906,724)   40,127,434   (107,344,430)
                                       ------------  -------------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets
 from operations......................   23,303,080    (75,612,021)  12,486,912   (24,769,264)   36,151,339    (90,026,808)
                                       ------------  -------------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      108,701      1,193,164       54,165       382,065       113,875      1,029,872
Benefit payments......................   (2,847,766)    (2,904,798)    (349,870)     (463,099)   (2,442,879)    (2,527,447)
Payments on termination...............   (9,677,640)   (23,260,679)  (2,113,633)   (4,074,804)  (10,113,888)   (25,871,416)
Contract maintenance charge...........     (462,706)      (573,428)    (122,055)     (140,848)     (539,081)      (649,083)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (2,473,331)   (12,915,466)     470,591    (1,815,459)   (3,204,896)    (6,955,381)
                                       ------------  -------------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets
 from contract transactions...........  (15,352,742)   (38,461,207)  (2,060,802)   (6,112,145)  (16,186,869)   (34,973,455)
                                       ------------  -------------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS...........................    7,950,338   (114,073,228)  10,426,110   (30,881,409)   19,964,470   (125,000,263)
NET ASSETS AT BEGINNING
 OF PERIOD............................  109,604,582    223,677,810   19,432,975    50,314,384   115,017,462    240,017,725
                                       ------------  -------------  -----------  ------------  ------------  -------------
NET ASSETS AT END OF
 PERIOD............................... $117,554,920  $ 109,604,582  $29,859,085  $ 19,432,975  $134,981,932  $ 115,017,462
                                       ============  =============  ===========  ============  ============  =============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   10,508,420     13,307,223    1,005,564     1,212,686     9,582,503     11,823,812
       Units issued...................      996,534      1,386,120      180,440       283,094     1,188,118      1,646,972
       Units redeemed.................   (2,386,203)    (4,184,923)    (275,999)     (490,216)   (2,405,503)    (3,888,281)
                                       ------------  -------------  -----------  ------------  ------------  -------------
    Units outstanding at end of
     period...........................    9,118,751     10,508,420      910,005     1,005,564     8,365,118      9,582,503
                                       ============  =============  ===========  ============  ============  =============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          FRANKLIN                    FRANKLIN
                                                     TEMPLETON VARIABLE          TEMPLETON VARIABLE      GOLDMAN SACHS
                                                   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST VARIABLE INSURANCE
                                                         SUB-ACCOUNT                SUB-ACCOUNT        TRUST SUB-ACCOUNT
                                                   -------------------------  -----------------------  -----------------
                                                          TEMPLETON                  TEMPLETON
                                                   GLOBAL BOND SECURITIES (I)    GROWTH SECURITIES     VIT CAPITAL GROWTH
                                                   -------------------------  -----------------------  -----------------
                                                      2009          2008         2009         2008       2009     2008
                                                    ----------   ----------   ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  344,955    $   75,474   $   22,632  $     8,398  $  (251) $   (422)
Net realized gains (losses).......................    216,539       187,948     (141,403)     106,594     (114)      (38)
Change in unrealized gains (losses)...............    (41,406)     (138,186)     455,778   (1,396,365)   9,941   (15,510)
                                                    ----------   ----------   ----------  -----------  -------  --------
Increase (decrease) in net assets from operations.    520,088       125,236      337,007   (1,281,373)   9,576   (15,970)
                                                    ----------   ----------   ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      6,559         8,180        2,015        3,180       --        --
Benefit payments..................................   (974,292)      (71,219)      (3,890)     (16,298)      --        --
Payments on termination...........................   (352,102)     (696,002)    (160,902)    (821,010)      --        --
Contract maintenance charge.......................     (8,162)       (7,915)        (703)        (844)     (27)      (29)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    795,372       (78,123)        (911)    (245,695)      --    (2,599)
                                                    ----------   ----------   ----------  -----------  -------  --------
Increase (decrease) in net assets from contract
 transactions.....................................   (532,625)     (845,079)    (164,391)  (1,080,667)     (27)   (2,628)
                                                    ----------   ----------   ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS.................    (12,537)     (719,843)     172,616   (2,362,040)   9,549   (18,598)
NET ASSETS AT BEGINNING OF PERIOD.................  2,867,122     3,586,965    1,369,415    3,731,455   21,022    39,620
                                                    ----------   ----------   ----------  -----------  -------  --------
NET ASSETS AT END OF PERIOD....................... $2,854,585    $2,867,122   $1,542,031  $ 1,369,415  $30,571  $ 21,022
                                                    ==========   ==========   ==========  ===========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......    151,688       198,932      122,064      190,433    3,759     4,093
       Units issued...............................    104,640        50,535        3,717        3,222       --        --
       Units redeemed.............................   (125,614)      (97,779)     (19,884)     (71,591)      (4)     (334)
                                                    ----------   ----------   ----------  -----------  -------  --------
    Units outstanding at end of period............    130,714       151,688      105,897      122,064    3,755     3,759
                                                    ==========   ==========   ==========  ===========  =======  ========

--------
(i)Previously known as Templeton Global Income Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                       GOLDMAN SACHS
                                                    GOLDMAN SACHS VARIABLE   GOLDMAN SACHS VARIABLE      VARIABLE
                                                       INSURANCE TRUST          INSURANCE TRUST       INSURANCE TRUST
                                                         SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                   -----------------------  -----------------------  -------------------
                                                                                                       VIT STRATEGIC
                                                    VIT GROWTH AND INCOME      VIT MID CAP VALUE     INTERNATIONAL EQUITY
                                                   -----------------------  -----------------------  -------------------
                                                      2009         2008        2009         2008       2009       2008
                                                   ----------  -----------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    6,817  $     8,046  $    7,917  $   (47,861) $     9    $    59
Net realized gains (losses).......................   (447,415)    (573,314)   (485,878)    (571,702)    (971)       147
Change in unrealized gains (losses)...............  1,329,085   (2,479,967)  1,732,208   (2,329,918)   1,363     (2,842)
                                                   ----------  -----------  ----------  -----------   -------   -------
Increase (decrease) in net assets from operations.    888,487   (3,045,235)  1,254,247   (2,949,481)     401     (2,636)
                                                   ----------  -----------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................        234       37,854         759          515       --         --
Benefit payments..................................    (82,941)    (155,502)    (12,208)     (27,028)      --         --
Payments on termination...........................   (473,987)    (686,446)   (354,353)    (736,841)  (2,194)    (1,395)
Contract maintenance charge.......................    (29,413)     (32,137)    (25,228)     (29,774)      (7)        --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    478,619     (785,942)    (67,414)    (840,196)   2,013          1
                                                   ----------  -----------  ----------  -----------   -------   -------
Increase (decrease) in net assets from contract
 transactions.....................................   (107,488)  (1,622,173)   (458,444)  (1,633,324)    (188)    (1,394)
                                                   ----------  -----------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS.................    780,999   (4,667,408)    795,803   (4,582,805)     213     (4,030)
NET ASSETS AT BEGINNING OF PERIOD.................  5,075,100    9,742,508   4,411,826    8,994,631    2,456      6,486
                                                   ----------  -----------  ----------  -----------   -------   -------
NET ASSETS AT END OF PERIOD....................... $5,856,098  $ 5,075,100  $5,207,629  $ 4,411,826  $ 2,669    $ 2,456
                                                   ==========  ===========  ==========  ===========   =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......    622,831      779,280     539,325      684,851      278        397
       Units issued...............................    129,068       78,376      32,378       11,726      306         (4)
       Units redeemed.............................   (135,041)    (234,825)    (86,413)    (157,252)    (258)      (115)
                                                   ----------  -----------  ----------  -----------   -------   -------
    Units outstanding at end of period............    616,858      622,831     485,290      539,325      326        278
                                                   ==========  ===========  ==========  ===========   =======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                  GOLDMAN SACHS VARIABLE    GOLDMAN SACHS VARIABLE
                                                      INSURANCE TRUST          INSURANCE TRUST      JANUS ASPEN SERIES
                                                        SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------------  -----------------------  -----------------
                                                      VIT STRUCTURED            VIT STRUCTURED
                                                     SMALL CAP EQUITY         U. S. EQUITY FUND      FORTY PORTFOLIO
                                                 ------------------------  -----------------------  -----------------
                                                     2009         2008        2009         2008       2009     2008
                                                 -----------  -----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (49,293) $  (158,153) $   29,516  $   (15,549) $  (212) $   (270)
Net realized gains (losses).....................  (1,743,127)  (2,246,335)   (807,763)    (574,462)     281       236
Change in unrealized gains (losses).............   4,235,335   (3,528,223)  2,204,244   (4,454,161)   5,161   (10,286)
                                                 -----------  -----------  ----------  -----------  -------  --------
Increase (decrease) in net assets from
 operations.....................................   2,442,915   (5,932,711)  1,425,997   (5,044,172)   5,230   (10,320)
                                                 -----------  -----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         622           90         450       28,053       --        --
Benefit payments................................    (105,955)    (407,841)   (198,600)    (192,719)      --        --
Payments on termination.........................    (989,176)  (1,499,473)   (703,762)    (819,670)  (1,050)     (465)
Contract maintenance charge.....................     (50,457)     (62,519)    (41,117)     (46,985)     (33)      (36)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (296,352)  (1,117,615)    (50,953)    (104,532)     (54)       89
                                                 -----------  -----------  ----------  -----------  -------  --------
Increase (decrease) in net assets from contract
 transactions...................................  (1,441,318)  (3,087,358)   (993,982)  (1,135,853)  (1,137)     (412)
                                                 -----------  -----------  ----------  -----------  -------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,001,597   (9,020,069)    432,015   (6,180,025)   4,093   (10,732)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  10,298,930   19,318,999   8,001,612   14,181,637   12,435    23,167
                                                 -----------  -----------  ----------  -----------  -------  --------
NET ASSETS AT END OF PERIOD..................... $11,300,527  $10,298,930  $8,433,627  $ 8,001,612  $16,528  $ 12,435
                                                 ===========  ===========  ==========  ===========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   1,537,059    1,876,718   1,068,293    1,181,736    1,229     1,260
       Units issued.............................     151,307      154,555     135,941      154,005       --        60
       Units redeemed...........................    (350,424)    (494,214)   (259,290)    (267,448)     (95)      (91)
                                                 -----------  -----------  ----------  -----------  -------  --------
    Units outstanding at end of period..........   1,337,942    1,537,059     944,944    1,068,293    1,134     1,229
                                                 ===========  ===========  ==========  ===========  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                              JANUS ASPEN SERIES JANUS ASPEN SERIES   LAZARD RETIREMENT
                                                               (SERVICE SHARES)   (SERVICE SHARES)      SERIES, INC.
                                                                 SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                              ------------------ ------------------   ---------------
                                                                FOREIGN STOCK         OVERSEAS            EMERGING
                                                               (SERVICE SHARES)  (SERVICE SHARES) (J)  MARKETS EQUITY
                                                              ------------------ ------------------   ---------------
                                                                  2008 (AA)        2009     2008 (AB)  2009     2008
                                                              ------------------ --------   --------- -----   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss).................................      $  1,363      $   (138)  $     75  $   7   $   (174)
Net realized gains (losses)..................................        16,956        27,910      6,199     88      6,905
Change in unrealized gains (losses)..........................       (21,539)       33,570    (33,557)   386    (10,004)
                                                                   --------      --------   --------  -----   --------
Increase (decrease) in net assets from operations............        (3,220)       61,342    (27,283)   481     (3,273)
                                                                   --------      --------   --------  -----   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................            --            --         --     --         --
Benefit payments.............................................            --            --         --     --    (17,369)
Payments on termination......................................            --       (34,024)        --     --         --
Contract maintenance charge..................................            --           (35)        --     (4)        (3)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................       (51,084)      (51,084)    51,084   (285)       183
                                                                   --------      --------   --------  -----   --------
Increase (decrease) in net assets from contract transactions.       (51,084)      (85,143)    51,084   (289)   (17,189)
                                                                   --------      --------   --------  -----   --------
INCREASE (DECREASE) IN NET ASSETS............................       (54,304)      (23,801)    23,801    192    (20,462)
NET ASSETS AT BEGINNING OF PERIOD............................        54,304        23,801         --    735     21,197
                                                                   --------      --------   --------  -----   --------
NET ASSETS AT END OF PERIOD..................................      $     --      $     --   $ 23,801  $ 927   $    735
                                                                   ========      ========   ========  =====   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.................        (2,452)        2,452         --     27        400
       Units issued..........................................            --            --      2,452     --          7
       Units redeemed........................................        (2,452)       (2,452)        --     (6)      (380)
                                                                   --------      --------   --------  -----   --------
    Units outstanding at end of period.......................            --            --      2,452     21         27
                                                                   ========      ========   ========  =====   ========

--------
(j)Previously known as International Growth (Service Shares)
(aa)For the period beginning January 1, 2008 and ended April 29, 2008
(ab)For the period beginning April 30, 2008 and ended December 31, 2008

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   LEGG MASON              LEGG MASON
                                                 PARTNERS VARIABLE      PARTNERS VARIABLE
                                                     INCOME             PORTFOLIOS I, INC       LORD ABBETT SERIES FUND
                                                 TRUST SUB-ACCOUNT        SUB-ACCOUNT                 SUB-ACCOUNT
                                                 ------------------     ---------------------  ------------------------
                                                 LEGG MASON CLEARBRIDGE LEGG MASON CLEARBRIDGE
                                                 VARIABLE FUNDAMENTAL   VARIABLE INVESTORS
                                                 VALUE PORTFOLIO I (K)  PORTFOLIO I (L)                ALL VALUE
                                                 ------------------     ---------------------  ------------------------
                                                 2009         2008       2009        2008          2009         2008
                                                 ----        -------     ------     -------    -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $ --       $   (54)    $    4     $   (79)    $  (141,158) $  (142,208)
Net realized gains (losses).....................   (9)       (1,462)        (4)        548        (379,421)     (10,789)
Change in unrealized gains (losses).............  210           256        192      (2,273)      2,639,547   (4,042,712)
                                                  ----       -------     ------     -------    -----------  -----------
Increase (decrease) in net assets from
 operations.....................................  201        (1,260)       192      (1,804)      2,118,968   (4,195,709)
                                                  ----       -------     ------     -------    -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................   --            --         --          --           2,550       15,598
Benefit payments................................   --        (5,832)        --      (7,451)       (213,818)    (216,662)
Payments on termination.........................   --            --         --          --        (669,925)  (1,077,212)
Contract maintenance charge.....................   (2)           (2)        (2)         (2)        (34,330)     (36,736)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   68             6        164         (27)        304,121     (527,731)
                                                  ----       -------     ------     -------    -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   66        (5,828)       162      (7,480)       (611,402)  (1,842,743)
                                                  ----       -------     ------     -------    -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   267.....  (7,088)...     354...  (9,284)...    1,507,566  (6,038,452)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   725.....    7,813...     820...   10,104...    9,341,425   15,379,877
                                                  ----       -------     ------     -------    -----------  -----------
NET ASSETS AT END OF PERIOD.....................  $992.....  $   725...  $1,174...  $   820...  $10,848,991  $ 9,341,425
                                                  ====       =======     ======     =======    ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................  122           823         95         739         979,481    1,131,777
       Units issued.............................    9             1         16          --         129,627      156,482
       Units redeemed...........................   --          (702)        (1)       (644)       (190,599)    (308,778)
                                                  ----       -------     ------     -------    -----------  -----------
    Units outstanding at end of period..........  131           122        110          95         918,509      979,481
                                                  ====       =======     ======     =======    ===========  ===========

--------
(k)Previously known as Legg Mason Variable Fundamental Value Portfolio
(l)Previously known as Legg Mason Variable Investors Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                         LORD ABBETT SERIES FUND    LORD ABBETT SERIES FUND    LORD ABBETT SERIES FUND
                                               SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                        -------------------------  -------------------------  ------------------------
                                              BOND-DEBENTURE           GROWTH AND INCOME        GROWTH OPPORTUNITIES
                                        -------------------------  -------------------------  ------------------------
                                            2009         2008          2009         2008          2009         2008
                                        -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $ 1,546,271  $  1,685,248  $  (130,323) $    (82,265) $  (195,856) $  (271,008)
Net realized gains (losses)............  (1,135,021)   (1,274,952)  (2,515,347)   (2,602,501)    (704,514)    (273,113)
Change in unrealized gains
 (losses)..............................   8,171,951    (7,763,417)   6,228,600   (14,090,240)   5,340,518   (7,299,204)
                                        -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations............................   8,583,201    (7,353,121)   3,582,930   (16,775,006)   4,440,148   (7,843,325)
                                        -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      34,987       250,359       10,629        93,563       18,459      258,125
Benefit payments.......................    (921,832)     (925,095)    (726,034)     (846,022)    (210,349)    (272,477)
Payments on termination................  (7,710,401)   (3,800,017)  (1,599,454)   (4,497,592)    (925,876)  (1,596,762)
Contract maintenance charge............    (149,261)     (148,995)    (120,878)     (148,346)     (63,154)     (70,194)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   6,714,373    (1,561,802)    (324,628)   (3,770,570)    (546,300)    (138,635)
                                        -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (2,032,134)   (6,185,550)  (2,760,365)   (9,168,967)  (1,727,220)  (1,819,943)
                                        -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................    6,551,067  (13,538,671)      822,565  (25,943,973)    2,712,928  (9,663,268)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   28,306,315    41,844,986   24,562,036    50,506,009   11,305,709   20,968,977
                                        -----------  ------------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................  $34,857,382  $ 28,306,315  $25,384,601  $ 24,562,036  $14,018,637  $11,305,709
                                        ===========  ============  ===========  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   2,999,760     3,599,110    3,013,029     3,878,633    1,279,378    1,442,833
       Units issued....................   1,244,453       713,820      245,127       459,316      136,619      346,491
       Units redeemed..................  (1,448,550)   (1,313,170)    (596,814)   (1,324,920)    (308,029)    (509,946)
                                        -----------  ------------  -----------  ------------  -----------  -----------
    Units outstanding at end of
     period............................   2,795,663     2,999,760    2,661,342     3,013,029    1,107,968    1,279,378
                                        ===========  ============  ===========  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                 MFS VARIABLE          MFS VARIABLE
                                                  LORD ABBETT SERIES FUND      INSURANCE TRUST       INSURANCE TRUST
                                                        SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
                                                 -------------------------  ---------------------  -------------------
                                                       MID-CAP VALUE              MFS GROWTH         MFS HIGH INCOME
                                                 -------------------------  ---------------------  -------------------
                                                     2009         2008         2009       2008       2009       2008
                                                 -----------  ------------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (278,937) $   (154,064) $  (8,474) $  (14,376) $ 30,905  $  50,506
Net realized gains (losses).....................  (4,385,082)   (2,615,778)   (99,229)    (72,587)  (48,023)   (29,022)
Change in unrealized gains (losses).............  10,300,690   (16,379,315)   358,342    (443,070)  181,754   (218,880)
                                                 -----------  ------------  ---------  ----------  --------  ---------
Increase (decrease) in net assets from
 operations.....................................   5,636,671   (19,149,157)   250,639    (530,033)  164,636   (197,396)
                                                 -----------  ------------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      29,996       347,574        100       4,816       261      1,789
Benefit payments................................    (735,884)     (782,477)    (2,254)    (11,275)       --     (4,147)
Payments on termination.........................  (2,246,946)   (4,030,933)  (169,381)   (370,858)  (92,865)  (134,034)
Contract maintenance charge.....................    (110,711)     (132,580)      (895)       (977)     (291)      (332)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (1,129,944)   (2,320,292)    50,262     (44,510)    1,980     57,952
                                                 -----------  ------------  ---------  ----------  --------  ---------
Increase (decrease) in net assets from contract
 transactions...................................  (4,193,489)   (6,918,708)  (122,168)   (422,804)  (90,915)   (78,772)
                                                 -----------  ------------  ---------  ----------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   1,443,182   (26,067,865)   128,471    (952,837)   73,721   (276,168)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  26,078,955    52,146,820    765,601   1,718,438   453,165    729,333
                                                 -----------  ------------  ---------  ----------  --------  ---------
NET ASSETS AT END OF PERIOD..................... $27,522,137  $ 26,078,955  $ 894,072  $  765,601  $526,886  $ 453,165
                                                 ===========  ============  =========  ==========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   3,371,297     4,023,673    113,403     158,403    48,771     55,426
       Units issued.............................     301,418       522,827     19,301       1,359     2,875      7,511
       Units redeemed...........................    (816,803)   (1,175,203)   (29,737)    (46,359)  (12,130)   (14,166)
                                                 -----------  ------------  ---------  ----------  --------  ---------
    Units outstanding at end of period..........   2,855,912     3,371,297    102,967     113,403    39,516     48,771
                                                 ===========  ============  =========  ==========  ========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                       MFS VARIABLE             MFS VARIABLE            MFS VARIABLE
                                                     INSURANCE TRUST          INSURANCE TRUST         INSURANCE TRUST
                                                       SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                                 -----------------------  -----------------------  ---------------------
                                                   MFS INVESTORS TRUST       MFS NEW DISCOVERY          MFS RESEARCH
                                                 -----------------------  -----------------------  ---------------------
                                                    2009         2008        2009         2008        2009       2008
                                                 ----------  -----------  ----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $    5,518  $   (11,967) $  (23,323) $   (30,247) $       8  $   (8,517)
Net realized gains (losses).....................    (76,174)     237,235    (174,730)     383,638    (32,375)    (13,436)
Change in unrealized gains (losses).............    424,077   (1,171,223)  1,063,886   (1,439,246)   192,086    (368,756)
                                                 ----------  -----------  ----------  -----------  ---------  ----------
Increase (decrease) in net assets from
 operations.....................................    353,421     (945,955)    865,833   (1,085,855)   159,719    (390,709)
                                                 ----------  -----------  ----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      3,580       11,803      14,180       15,400      1,200       1,800
Benefit payments................................    (12,469)     (25,543)     (5,268)      (6,960)    (2,954)    (17,226)
Payments on termination.........................   (268,913)    (362,460)   (308,773)    (394,678)  (102,446)   (167,880)
Contract maintenance charge.....................     (1,368)      (1,628)     (1,929)      (2,056)      (340)       (440)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (23,465)    (158,368)     66,176      (82,122)    18,097     (13,232)
                                                 ----------  -----------  ----------  -----------  ---------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (302,635)    (536,196)   (235,614)    (470,416)   (86,443)   (196,978)
                                                 ----------  -----------  ----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     50,786   (1,482,151)    630,219   (1,556,271)    73,276    (587,687)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,688,785    3,170,936   1,523,655    3,079,926    597,095   1,184,782
                                                 ----------  -----------  ----------  -----------  ---------  ----------
NET ASSETS AT END OF PERIOD..................... $1,739,571  $ 1,688,785  $2,153,874  $ 1,523,655  $ 670,371  $  597,095
                                                 ==========  ===========  ==========  ===========  =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    225,105      278,454     164,996      199,462     91,192     114,590
       Units issued.............................      9,299        5,435      21,631       19,261      3,651         237
       Units redeemed...........................    (48,349)     (58,784)    (39,683)     (53,727)   (14,715)    (23,635)
                                                 ----------  -----------  ----------  -----------  ---------  ----------
    Units outstanding at end of period..........    186,055      225,105     146,944      164,996     80,128      91,192
                                                 ==========  ===========  ==========  ===========  =========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                    MFS VARIABLE
                                                        MFS VARIABLE           MFS VARIABLE        INSURANCE TRUST
                                                       INSURANCE TRUST       INSURANCE TRUST       (SERVICE CLASS)
                                                         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                   ----------------------  -------------------  --------------------
                                                                                                     MFS GROWTH
                                                      MFS RESEARCH BOND       MFS UTILITIES        (SERVICE CLASS)
                                                   ----------------------  -------------------  --------------------
                                                      2009        2008       2009       2008       2009       2008
                                                   ----------  ----------  --------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   48,144  $   35,110  $  5,451  $    (248) $  (4,355) $  (7,998)
Net realized gains (losses).......................    (18,128)    (18,328)  (10,789)    35,368    (23,450)    20,000
Change in unrealized gains (losses)...............    163,872     (87,144)   67,205   (163,150)   102,124   (239,257)
                                                   ----------  ----------  --------  ---------  ---------  ---------
Increase (decrease) in net assets from operations.    193,888     (70,362)   61,867   (128,030)    74,319   (227,255)
                                                   ----------  ----------  --------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................     14,512      14,660       400      1,000         --         --
Benefit payments..................................     (1,912)    (13,321)       --         --         --     (3,266)
Payments on termination...........................   (357,973)   (407,977)  (46,422)  (173,121)  (159,936)   (72,554)
Contract maintenance charge.......................     (1,323)     (1,309)     (103)      (100)      (113)      (122)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    (50,003)    (66,582)   92,589      4,046     19,550    125,899
                                                   ----------  ----------  --------  ---------  ---------  ---------
Increase (decrease) in net assets from contract
 transactions.....................................   (396,699)   (474,529)   46,464   (168,175)  (140,499)    49,957
                                                   ----------  ----------  --------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS.................   (202,811)   (544,891)  108,331   (296,205)   (66,180)  (177,298)
NET ASSETS AT BEGINNING OF PERIOD.................  1,660,416   2,205,307   145,992    442,197    358,233    535,531
                                                   ----------  ----------  --------  ---------  ---------  ---------
NET ASSETS AT END OF PERIOD....................... $1,457,605  $1,660,416  $254,323  $ 145,992  $ 292,053  $ 358,233
                                                   ==========  ==========  ========  =========  =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period......    116,509     149,064    10,607     19,636     56,962     52,309
       Units issued...............................      6,445      15,351     7,002        918      4,413     19,265
       Units redeemed.............................    (33,695)    (47,906)   (3,566)    (9,947)   (26,813)   (14,612)
                                                   ----------  ----------  --------  ---------  ---------  ---------
    Units outstanding at end of period............     89,259     116,509    14,043     10,607     34,562     56,962
                                                   ==========  ==========  ========  =========  =========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                                 TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)
                                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                 --------------------   --------------------   ---------------------
                                                  MFS INVESTORS TRUST     MFS NEW DISCOVERY        MFS RESEARCH
                                                    (SERVICE CLASS)        (SERVICE CLASS)       (SERVICE CLASS)
                                                 --------------------   --------------------   ---------------------
                                                    2009        2008       2009        2008      2009        2008
                                                 ---------   ---------  ---------   ---------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    (307)  $  (4,833) $  (4,117)  $  (6,799) $   (579)  $  (3,915)
Net realized gains (losses).....................    (1,342)     73,820    (24,117)     82,493      (781)     38,190
Change in unrealized gains (losses).............    50,374    (246,968)   171,548    (303,824)   41,199    (160,313)
                                                 ---------   ---------  ---------   ---------  --------   ---------
Increase (decrease) in net assets from
 operations.....................................    48,725    (177,981)   143,314    (228,130)   39,839    (126,038)
                                                 ---------   ---------  ---------   ---------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................        --          --         60          60        --          --
Benefit payments................................        --      (4,695)        --     (30,139)   (1,716)     (3,272)
Payments on termination.........................  (106,855)   (169,084)  (108,115)    (64,997)  (39,287)   (147,921)
Contract maintenance charge.....................      (178)       (217)      (120)       (116)      (59)       (122)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................       347     (68,175)   (12,043)   (152,534)   14,247     (17,493)
                                                 ---------   ---------  ---------   ---------  --------   ---------
Increase (decrease) in net assets from contract
 transactions...................................  (106,686)   (242,171)  (120,218)   (247,726)  (26,815)   (168,808)
                                                 ---------   ---------  ---------   ---------  --------   ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (57,961)   (420,152)    23,096    (475,856)   13,024    (294,846)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   255,645     675,797    263,027     738,883   161,395     456,241
                                                 ---------   ---------  ---------   ---------  --------   ---------
NET ASSETS AT END OF PERIOD..................... $ 197,684   $ 255,645  $ 286,123   $ 263,027  $174,419   $ 161,395
                                                 =========   =========  =========   =========  ========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    33,993      59,133     42,603      71,158    22,851      40,720
       Units issued.............................       314         392      3,224       2,012     2,192         630
       Units redeemed...........................   (13,248)    (25,532)   (17,037)    (30,567)   (5,770)    (18,499)
                                                 ---------   ---------  ---------   ---------  --------   ---------
    Units outstanding at end of period..........    21,059      33,993     28,790      42,603    19,273      22,851
                                                 =========   =========  =========   =========  ========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MFS VARIABLE INSURANCE   MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                           TRUST (SERVICE CLASS)       INVESTMENT SERIES           INVESTMENT SERIES
                                                SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
                                          -----------------------  -------------------------  ---------------------------
                                               MFS UTILITIES
                                              (SERVICE CLASS)          AGGRESSIVE EQUITY         CAPITAL OPPORTUNITIES
                                          -----------------------  -------------------------  ---------------------------
                                             2009         2008         2009         2008          2009           2008
                                          ----------  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   31,578  $    (3,570) $  (171,338) $   (222,729) $ (1,637,123) $  (2,672,522)
Net realized gains (losses)..............    (44,231)     339,933     (252,579)      588,395    (9,056,751)    (3,945,458)
Change in unrealized gains (losses)......    322,224   (1,053,569)   6,287,908   (10,603,671)   94,011,113   (127,134,589)
                                          ----------  -----------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets from
 operations..............................    309,571     (717,206)   5,863,991   (10,238,005)   83,317,239   (133,752,569)
                                          ----------  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      1,200        1,200       50,910         4,612        79,471        322,599
Benefit payments.........................     (1,512)     (76,377)    (340,655)     (438,790)   (4,855,385)    (6,205,548)
Payments on termination..................    (91,055)    (132,825)    (549,521)   (2,848,664)  (13,474,340)   (32,888,798)
Contract maintenance charge..............       (147)        (180)     (10,720)      (12,852)     (120,903)      (137,950)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     68,855      (69,522)    (696,336)   (1,228,818)   (5,999,458)    (8,894,241)
                                          ----------  -----------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets from
 contract transactions...................    (22,659)    (277,704)  (1,546,322)   (4,524,512)  (24,370,615)   (47,803,938)
                                          ----------  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS..................................    286,912     (994,910)   4,317,669   (14,762,517)   58,946,624   (181,556,507)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,079,880    2,074,790    9,506,711    24,269,228   132,556,115    314,112,622
                                          ----------  -----------  -----------  ------------  ------------  -------------
NET ASSETS AT END OF
 PERIOD.................................. $1,366,792  $ 1,079,880  $13,824,380  $  9,506,711  $191,502,739  $ 132,556,115
                                          ==========  ===========  ===========  ============  ============  =============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     79,735       96,265    1,256,393     1,606,868     6,491,940      7,900,565
       Units issued......................     14,264          634       73,201        83,189       144,628        150,350
       Units redeemed....................    (16,101)     (17,164)    (229,063)     (433,664)   (1,030,938)    (1,558,975)
                                          ----------  -----------  -----------  ------------  ------------  -------------
    Units outstanding at end of period...     77,898       79,735    1,100,531     1,256,393     5,605,630      6,491,940
                                          ==========  ===========  ===========  ============  ============  =============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                               INVESTMENT SERIES           INVESTMENT SERIES          INVESTMENT SERIES
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          ---------------------------  -------------------------  ------------------------
                                                DIVIDEND GROWTH             EUROPEAN EQUITY           GLOBAL ADVANTAGE
                                          ---------------------------  -------------------------  ------------------------
                                              2009           2008          2009         2008        2009 (M)       2008
                                          ------------  -------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    918,058  $  (2,343,502) $ 1,306,511  $  1,044,504  $    36,700  $   (31,812)
Net realized gains (losses)..............   (2,950,087)     9,396,324   (1,077,824)   18,295,936   (2,591,668)      77,592
Change in unrealized gains (losses)......   35,506,562   (119,866,802)  11,339,599   (65,197,374)   2,262,200   (5,285,454)
                                          ------------  -------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   33,474,533   (112,813,980)  11,568,286   (45,856,934)    (292,768)  (5,239,674)
                                          ------------  -------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      127,441        466,973       61,817       184,514       68,565          853
Benefit payments.........................   (5,944,677)    (8,398,380)  (1,702,223)   (2,089,573)    (101,007)    (409,603)
Payments on termination..................  (14,299,350)   (39,195,879)  (4,424,051)  (12,276,579)    (139,937)  (1,359,663)
Contract maintenance charge..............     (130,181)      (156,420)     (36,668)      (46,311)      (1,687)      (6,690)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (6,346,396)   (11,788,567)  (2,335,328)   (4,590,739)  (5,374,646)    (485,681)
                                          ------------  -------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (26,593,163)   (59,072,273)  (8,436,453)  (18,818,688)  (5,548,712)  (2,260,784)
                                          ------------  -------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    6,881,370   (171,886,253)   3,131,833   (64,675,622)  (5,841,480)  (7,500,458)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  171,790,989    343,677,242   53,201,317   117,876,939    5,841,480   13,341,938
                                          ------------  -------------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $178,672,359  $ 171,790,989  $56,333,150  $ 53,201,317  $        --  $ 5,841,480
                                          ============  =============  ===========  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    8,576,751     10,694,718    2,530,730     3,139,709      903,438    1,141,217
       Units issued......................      182,166        162,568       71,666        59,399       21,450       24,577
       Units redeemed....................   (1,453,010)    (2,280,535)    (450,995)     (668,378)    (924,888)    (262,356)
                                          ------------  -------------  -----------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    7,305,907      8,576,751    2,151,401     2,530,730           --      903,438
                                          ============  =============  ===========  ============  ===========  ===========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES         INVESTMENT SERIES
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          -------------------------  ------------------------  -------------------------
                                            GLOBAL DIVIDEND GROWTH          HIGH YIELD               INCOME BUILDER
                                          -------------------------  ------------------------  -------------------------
                                              2009         2008          2009         2008         2009         2008
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ 2,016,563  $  1,369,904  $   937,134  $   178,508  $   280,295  $   (129,407)
Net realized gains (losses)..............  (6,632,740)   16,721,475   (1,568,970)  (2,777,353)  (1,080,915)    2,767,352
Change in unrealized gains (losses)......  11,744,078   (64,782,183)   5,622,055   (1,680,026)   3,836,494    (8,837,682)
                                          -----------  ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   7,127,901   (46,690,804)   4,990,219   (4,278,871)   3,035,874    (6,199,737)
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     (32,031)      159,545        5,656       93,150       (8,147)      105,840
Benefit payments.........................  (1,828,951)   (2,563,842)    (686,030)    (567,737)    (567,949)     (697,573)
Payments on termination..................  (4,856,173)  (14,257,102)  (1,063,373)  (2,118,485)  (1,503,096)   (3,806,659)
Contract maintenance charge..............     (39,868)      (50,210)     (12,355)     (12,501)      (9,030)      (10,265)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,162,990)   (5,352,290)     (70,711)  (1,140,120)    (297,357)     (556,551)
                                          -----------  ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (8,920,013)  (22,063,899)  (1,826,813)  (3,745,693)  (2,385,579)   (4,965,208)
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,792,112)  (68,754,703)   3,163,406   (8,024,564)     650,295   (11,164,945)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  57,768,341   126,523,044   12,526,055   20,550,619   15,007,860    26,172,805
                                          -----------  ------------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF PERIOD.............. $55,976,229  $ 57,768,341  $15,689,461  $12,526,055  $15,658,155  $ 15,007,860
                                          ===========  ============  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,937,129     5,010,989    1,351,966    1,684,696    1,177,308     1,483,229
       Units issued......................      95,450       102,445      114,008       56,907       91,678       100,779
       Units redeemed....................    (699,164)   (1,176,305)    (281,931)    (389,637)    (268,255)     (406,700)
                                          -----------  ------------  -----------  -----------  -----------  ------------
    Units outstanding at end of period...   3,333,415     3,937,129    1,184,043    1,351,966    1,000,731     1,177,308
                                          ===========  ============  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                               INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  ------------------------  --------------------------
                                                  INCOME PLUS             LIMITED DURATION             MONEY MARKET
                                          --------------------------  ------------------------  --------------------------
                                              2009          2008          2009         2008         2009          2008
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  3,809,223  $    710,382  $   475,727  $    91,574  $ (1,290,063) $  1,074,408
Net realized gains (losses)..............     (863,907)   (2,303,706)    (659,939)  (1,473,786)           --            --
Change in unrealized gains (losses)......   16,465,431   (11,825,608)     828,256   (2,284,250)           --            --
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   19,410,747   (13,418,932)     644,044   (3,666,462)   (1,290,063)    1,074,408
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       40,254       674,863        1,295       56,590       319,572       430,900
Benefit payments.........................   (4,866,087)   (5,360,948)    (527,114)    (666,676)   (3,138,680)   (6,088,040)
Payments on termination..................  (11,098,021)  (21,391,270)  (1,553,420)  (4,156,580)  (32,918,633)  (35,831,243)
Contract maintenance charge..............      (50,708)      (53,589)      (9,378)      (9,960)      (54,187)      (48,742)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      601,654    (3,793,381)   1,982,636     (956,826)    7,751,921    44,159,101
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (15,372,908)  (29,924,325)    (105,981)  (5,733,452)  (28,040,007)    2,621,976
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................    4,037,839   (43,343,257)     538,063   (9,399,914)  (29,330,070)    3,696,384
NET ASSETS AT BEGINNING OF
 PERIOD..................................  101,833,297   145,176,554   15,256,468   24,656,382   107,348,994   103,652,610
                                          ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $105,871,136  $101,833,297  $15,794,531  $15,256,468  $ 78,018,924  $107,348,994
                                          ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    4,809,984     6,145,996    1,528,725    2,071,423     7,145,064     6,893,124
       Units issued......................      341,697       326,894      391,550      253,578     2,383,526     3,968,898
       Units redeemed....................   (1,004,200)   (1,662,906)    (400,686)    (796,276)   (4,239,821)   (3,716,958)
                                          ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period..............................    4,147,481     4,809,984    1,519,589    1,528,725     5,288,769     7,145,064
                                          ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES           INVESTMENT SERIES           INVESTMENT SERIES
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------  --------------------------  --------------------------
                                                S&P 500 INDEX                STRATEGIST                   UTILITIES
                                          -------------------------  --------------------------  --------------------------
                                              2009         2008          2009          2008          2009          2008
                                          -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   435,681  $    456,240  $  1,104,055  $ (1,036,094) $  1,100,574  $   (722,592)
Net realized gains (losses)..............  (1,107,815)      674,365    (7,474,506)   11,719,819    10,904,961    17,787,205
Change in unrealized gains (losses)......   7,755,938   (21,459,640)   26,717,710   (56,472,529)   (3,042,545)  (54,762,839)
                                          -----------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   7,083,804   (20,329,035)   20,347,259   (45,788,804)    8,962,990   (37,698,226)
                                          -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       9,578       121,800       153,273       686,200        47,835        87,228
Benefit payments.........................  (1,012,438)   (1,364,677)   (4,966,147)   (5,837,874)   (2,955,696)   (3,405,529)
Payments on termination..................  (1,990,571)   (6,864,121)  (12,695,266)  (23,567,705)   (5,900,045)  (14,174,451)
Contract maintenance charge..............     (23,786)      (27,752)      (68,013)      (74,741)      (37,702)      (46,321)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     589,963    (1,347,207)      (12,004)   (3,721,509)   (2,465,117)   (2,886,370)
                                          -----------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,427,254)   (9,481,957)  (17,588,157)  (32,515,629)  (11,310,725)  (20,425,443)
                                          -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   4,656,550   (29,810,992)    2,759,102   (78,304,433)   (2,347,735)  (58,123,669)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  30,895,799    60,706,791   126,026,636   204,331,069    65,177,637   123,301,306
                                          -----------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $35,552,349  $ 30,895,799  $128,785,738  $126,026,636  $ 62,829,902  $ 65,177,637
                                          ===========  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,976,486     4,836,473     5,406,472     6,555,902     3,369,461     4,164,895
       Units issued......................     417,867       417,336       370,156       264,379       125,148       156,405
       Units redeemed....................    (724,009)   (1,277,323)     (997,909)   (1,413,809)     (765,186)     (951,839)
                                          -----------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   3,670,344     3,976,486     4,778,719     5,406,472     2,729,423     3,369,461
                                          ===========  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                               (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -------------------------
                                              AGGRESSIVE EQUITY        CAPITAL OPPORTUNITIES         DIVIDEND GROWTH
                                               (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                          -------------------------  -------------------------  -------------------------
                                              2009         2008          2009         2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (239,618) $   (357,986) $  (837,901) $ (1,172,756) $   (20,893) $ (1,090,496)
Net realized gains (losses)..............      75,452     1,357,108     (379,592)    2,887,789   (1,645,174)    1,344,114
Change in unrealized gains (losses)......   7,087,581   (13,183,905)  28,109,155   (45,803,300)  12,598,038   (36,801,617)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   6,923,415   (12,184,783)  26,891,662   (44,088,267)  10,931,971   (36,547,999)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       6,588        45,550       30,201       126,134       10,648       126,592
Benefit payments.........................    (180,132)     (334,962)  (1,338,881)   (2,099,092)  (1,017,107)   (2,028,307)
Payments on termination..................  (1,113,781)   (3,378,363)  (3,760,103)  (11,616,007)  (3,199,354)  (11,055,161)
Contract maintenance charge..............     (24,863)      (24,671)    (145,441)     (167,375)    (100,319)     (118,801)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (706,471)     (736,187)  (4,054,582)   (1,372,030)  (1,260,701)   (4,144,807)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,018,659)   (4,428,633)  (9,268,806)  (15,128,370)  (5,566,833)  (17,220,484)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   4,904,756   (16,613,416)  17,622,856   (59,216,637)   5,365,138   (53,768,483)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  11,423,878    28,037,294   44,054,011   103,270,648   55,406,920   109,175,403
                                          -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $16,328,634  $ 11,423,878  $61,676,867  $ 44,054,011  $60,772,058  $ 55,406,920
                                          ===========  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,870,119     2,334,631    6,953,097     8,548,169    6,855,122     8,451,886
       Units issued......................      46,094       111,612      231,836       657,255      178,875       236,343
       Units redeemed....................    (300,966)     (576,124)  (1,310,449)   (2,252,327)    (847,720)   (1,833,107)
                                          -----------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................   1,615,247     1,870,119    5,874,484     6,953,097    6,186,277     6,855,122
                                          ===========  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES          INVESTMENT SERIES         INVESTMENT SERIES
                                               (CLASS Y SHARES)          (CLASS Y SHARES)           (CLASS Y SHARES)
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          -------------------------  ------------------------  -------------------------
                                               EUROPEAN EQUITY           GLOBAL ADVANTAGE        GLOBAL DIVIDEND GROWTH
                                               (CLASS Y SHARES)          (CLASS Y SHARES)           (CLASS Y SHARES)
                                          -------------------------  ------------------------  -------------------------
                                              2009         2008        2009 (M)       2008         2009         2008
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   315,110  $    143,650  $     9,427  $   (69,475) $   853,362  $    385,669
Net realized gains (losses)..............    (172,553)    6,332,959   (1,288,067)     294,096   (2,957,173)    8,579,299
Change in unrealized gains (losses)......   3,687,426   (21,660,306)   1,045,866   (4,248,365)   5,749,172   (32,212,590)
                                          -----------  ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   3,829,983   (15,183,697)    (232,774)  (4,023,744)   3,645,361   (23,247,622)
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      21,618        25,754           --       25,058        2,893        65,548
Benefit payments.........................    (381,087)     (450,979)      (7,881)    (151,497)    (344,753)     (631,873)
Payments on termination..................  (1,108,672)   (4,372,071)     (57,778)  (1,384,047)  (1,701,811)   (7,537,490)
Contract maintenance charge..............     (32,421)      (40,264)      (1,091)     (10,781)     (68,577)      (83,754)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (942,051)   (2,192,066)  (4,124,409)     (38,471)    (772,376)   (3,440,159)
                                          -----------  ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,442,613)   (7,029,626)  (4,191,159)  (1,559,738)  (2,884,624)  (11,627,728)
                                          -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   1,387,370   (22,213,323)  (4,423,933)  (5,583,482)     760,737   (34,875,350)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  17,294,699    39,508,022    4,423,933   10,007,415   28,496,630    63,371,980
                                          -----------  ------------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $18,682,069  $ 17,294,699  $        --  $ 4,423,933  $29,257,367  $ 28,496,630
                                          ===========  ============  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,095,932     2,706,028      688,306      857,479    2,978,643     3,861,469
       Units issued......................      56,240        85,113       13,860       68,696      200,668       175,694
       Units redeemed....................    (358,840)     (695,209)    (702,166)    (237,869)    (494,562)   (1,058,520)
                                          -----------  ------------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................   1,793,332     2,095,932           --      688,306    2,684,749     2,978,643
                                          ===========  ============  ===========  ===========  ===========  ============

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES         INVESTMENT SERIES           INVESTMENT SERIES
                                              (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                                 SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
                                          ------------------------  -------------------------  --------------------------
                                                 HIGH YIELD               INCOME BUILDER               INCOME PLUS
                                              (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                          ------------------------  -------------------------  --------------------------
                                              2009         2008         2009         2008          2009          2008
                                          -----------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   839,970  $   122,845  $   175,899  $   (230,775) $  4,404,680  $    344,545
Net realized gains (losses)..............    (605,942)    (917,292)    (971,972)    2,997,498      (950,167)   (3,310,704)
Change in unrealized gains (losses)......   4,591,823   (3,741,513)   3,597,816    (9,926,937)   21,691,230   (15,792,304)
                                          -----------  -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................   4,825,851   (4,535,960)   2,801,743    (7,160,214)   25,145,743   (18,758,463)
                                          -----------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      41,765       20,853        2,250        10,416        39,129       183,851
Benefit payments.........................    (340,227)    (266,430)    (175,454)     (429,327)   (3,855,059)   (3,486,964)
Payments on termination..................  (1,238,028)  (3,568,909)  (1,758,556)   (7,482,608)  (11,519,202)  (22,327,012)
Contract maintenance charge..............     (43,109)     (45,730)     (22,960)      (25,673)     (365,642)     (407,136)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (494,733)  (1,502,550)    (204,726)   (3,468,512)    2,775,125   (14,279,500)
                                          -----------  -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (2,074,332)  (5,362,766)  (2,159,446)  (11,395,704)  (12,925,649)  (40,316,761)
                                          -----------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,751,519   (9,898,726)     642,297   (18,555,918)   12,220,094   (59,075,224)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  12,774,408   22,673,134   14,457,988    33,013,906   132,404,970   191,480,194
                                          -----------  -----------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $15,525,927  $12,774,408  $15,100,285  $ 14,457,988  $144,625,064  $132,404,970
                                          ===========  ===========  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,903,907    2,582,417   11,768,606     2,329,610     1,414,516    15,284,325
       Units issued......................     132,742       75,177    1,200,972       196,478        95,304     1,152,667
       Units redeemed....................    (382,057)    (753,687)  (2,273,539)   (1,111,572)     (305,542)   (4,668,386)
                                          -----------  -----------  -----------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   1,654,592    1,903,907   10,696,039     1,414,516     1,204,278    11,768,606
                                          ===========  ===========  ===========  ============  ============  ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                    MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                       INVESTMENT SERIES           INVESTMENT SERIES          INVESTMENT SERIES
                                        (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                          SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                   -------------------------  --------------------------  -------------------------
                                        LIMITED DURATION             MONEY MARKET               S&P 500 INDEX
                                        (CLASS Y SHARES)           (CLASS Y SHARES)            (CLASS Y SHARES)
                                   -------------------------  --------------------------  -------------------------
                                       2009         2008          2009          2008          2009         2008
                                   -----------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)........................... $ 1,484,522  $     57,158  $ (1,579,222) $    484,906  $   623,672  $    436,226
Net realized gains (losses).......  (2,507,432)   (5,001,154)           --            --   (2,137,923)    2,365,077
Change in unrealized gains
 (losses).........................   3,207,337   (10,074,222)           --            --   17,776,479   (50,385,982)
                                   -----------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets
 from operations..................   2,184,427   (15,018,218)   (1,579,222)      484,906   16,262,228   (47,584,679)
                                   -----------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................      35,448       120,391       372,036       827,259       12,859       208,286
Benefit payments..................  (1,229,776)   (1,536,341)   (2,228,360)   (5,160,864)  (1,215,818)   (3,030,038)
Payments on termination...........  (5,730,333)  (14,683,995)  (26,911,027)  (49,307,561)  (4,569,298)  (15,289,856)
Contract maintenance
 charge...........................    (143,798)     (158,180)     (268,864)     (322,518)    (233,548)     (251,321)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............   2,542,619    (5,037,888)     (126,383)   64,508,756     (474,866)     (998,656)
                                   -----------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets
 from contract transactions.......  (4,525,840)  (21,296,013)  (29,162,598)   10,545,072   (6,480,671)  (19,361,585)
                                   -----------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE)
 IN NET ASSETS....................  (2,341,413)  (36,314,231)  (30,741,820)   11,029,978    9,781,557   (66,946,264)
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  61,309,545    97,623,776   108,867,981    97,838,003   71,981,738   138,928,002
                                   -----------  ------------  ------------  ------------  -----------  ------------
NET ASSETS AT END
  OF PERIOD....................... $58,968,132  $ 61,309,545  $ 78,126,161  $108,867,981  $81,763,295  $ 71,981,738
                                   ===========  ============  ============  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   6,856,290     9,079,466    10,268,197     9,271,121    9,510,430    11,519,410
       Units issued...............     916,764       784,581     3,112,704     9,051,854      945,129       675,216
       Units redeemed.............  (1,417,995)   (3,007,757)   (5,901,181)   (8,054,778)  (1,716,225)   (2,684,196)
                                   -----------  ------------  ------------  ------------  -----------  ------------
    Units outstanding at end
     of period....................   6,355,059     6,856,290     7,479,720    10,268,197    8,739,334     9,510,430
                                   ===========  ============  ============  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                  MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE   NEUBERGER & BERMAN
                                                     INVESTMENT SERIES          INVESTMENT SERIES      ADVISORS MANAGEMENT
                                                      (CLASS Y SHARES)           (CLASS Y SHARES)             TRUST
                                                        SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
                                                 -------------------------  -------------------------  -------------------
                                                         STRATEGIST                 UTILITIES              AMT MID-CAP
                                                      (CLASS Y SHARES)           (CLASS Y SHARES)            GROWTH
                                                 -------------------------  -------------------------  -------------------
                                                     2009         2008          2009         2008             2008
                                                 -----------  ------------  -----------  ------------  -------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   186,692  $   (723,010) $   217,100  $   (264,806)       $   (46)
Net realized gains (losses).....................  (2,282,298)    4,302,708    3,554,125     4,298,696             --
Change in unrealized gains (losses).............  10,965,917   (23,089,046)  (1,217,724)  (13,515,252)          (941)
                                                 -----------  ------------  -----------  ------------        -------
Increase (decrease) in net assets from
 operations.....................................   8,870,311   (19,509,348)   2,553,501    (9,481,362)          (987)
                                                 -----------  ------------  -----------  ------------        -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      34,955        99,226        5,583        80,744             --
Benefit payments................................  (1,305,181)   (2,003,737)    (548,903)     (940,443)            --
Payments on termination.........................  (3,651,772)  (11,203,240)  (1,040,534)   (4,265,534)        (5,290)
Contract maintenance charge.....................    (116,204)     (106,494)     (19,354)      (23,894)            (7)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   3,215,220    (1,713,743)     424,233      (220,793)            (1)
                                                 -----------  ------------  -----------  ------------        -------
Increase (decrease) in net assets from contract
 transactions...................................  (1,822,982)  (14,927,988)  (1,178,975)   (5,369,920)        (5,298)
                                                 -----------  ------------  -----------  ------------        -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   7,047,329   (34,437,335)   1,374,526   (14,851,282)        (6,285)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  51,317,968    85,755,304   15,979,819    30,831,101          6,285
                                                 -----------  ------------  -----------  ------------        -------
NET ASSETS AT END OF PERIOD..................... $58,365,297  $ 51,317,968  $17,354,345  $ 15,979,819        $    --
                                                 ===========  ============  ===========  ============        =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   4,860,700     6,083,134    1,833,527     2,332,514            331
       Units issued.............................     630,511       452,752      196,734       189,587             --
       Units redeemed...........................    (800,649)   (1,675,186)    (324,364)     (688,574)          (331)
                                                 -----------  ------------  -----------  ------------        -------
    Units outstanding at end of period..........   4,690,562     4,860,700    1,705,897     1,833,527             --
                                                 ===========  ============  ===========  ============        =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 NEUBERGER & BERMAN
                                                 ADVISORS MANAGEMENT       OPPENHEIMER               OPPENHEIMER
                                                        TRUST         VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS
                                                     SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
                                                 ------------------  -----------------------  ------------------------
                                                                           OPPENHEIMER               OPPENHEIMER
                                                    AMT PARTNERS             BALANCED           CAPITAL APPRECIATION
                                                 ------------------  -----------------------  ------------------------
                                                   2009      2008       2009         2008         2009         2008
                                                 --------  --------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    196  $   (830) $  (27,080) $    76,695  $   (46,970) $  (100,080)
Net realized gains (losses).....................   (7,630)    9,629    (469,325)    (124,290)    (388,055)      53,558
Change in unrealized gains (losses).............   20,935   (48,884)    815,817   (1,827,635)   2,039,475   (4,400,287)
                                                 --------  --------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations.....................................   13,501   (40,085)    319,412   (1,875,230)   1,604,450   (4,446,809)
                                                 --------  --------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --       3,660        3,410       47,067       80,621
Benefit payments................................       --   (11,504)    (19,383)    (391,730)     (46,643)     (67,681)
Payments on termination.........................   (6,151)  (36,793)   (415,892)  (1,474,805)  (1,065,354)  (1,926,890)
Contract maintenance charge.....................      (32)      (40)     (1,122)      (1,480)      (5,127)      (6,175)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (7,293)     (584)    332,110     (333,982)    (241,433)    (284,267)
                                                 --------  --------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................  (13,476)  (48,921)   (100,627)  (2,198,587)  (1,311,490)  (2,204,392)
                                                 --------  --------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................       25   (89,006)    218,785   (4,073,817)     292,960   (6,651,201)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   31,181   120,187   1,884,328    5,958,145    4,514,952   11,166,153
                                                 --------  --------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD..................... $ 31,206  $ 31,181  $2,103,113  $ 1,884,328  $ 4,807,912  $ 4,514,952
                                                 ========  ========  ==========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    4,016     7,253     237,179      418,260      693,028      919,161
       Units issued.............................      758         6      56,087       30,330       58,210      106,838
       Units redeemed...........................   (2,158)   (3,243)    (78,457)    (211,411)    (234,497)    (332,971)
                                                 --------  --------  ----------  -----------  -----------  -----------
    Units outstanding at end of period..........    2,616     4,016     214,809      237,179      516,741      693,028
                                                 ========  ========  ==========  ===========  ===========  ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 OPPENHEIMER               OPPENHEIMER              OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------------  ------------------------  ----------------------
                                                 OPPENHEIMER               OPPENHEIMER              OPPENHEIMER
                                                  CORE BOND             GLOBAL SECURITIES           HIGH INCOME
                                           -----------------------  ------------------------  ----------------------
                                              2009         2008         2009         2008        2009        2008
                                           ----------  -----------  -----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (20,664) $   119,148  $    46,496  $    25,966  $  (4,839) $    81,414
Net realized gains (losses)...............   (377,005)    (194,775)    (497,387)     744,334   (251,926)    (171,392)
Change in unrealized gains (losses).......    501,628   (1,265,389)   1,753,670   (4,733,021)   336,305   (1,090,604)
                                           ----------  -----------  -----------  -----------  ---------  -----------
Increase (decrease) in net assets from
 operations...............................    103,959   (1,341,016)   1,302,779   (3,962,721)    79,540   (1,180,582)
                                           ----------  -----------  -----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      6,675       26,912       36,730       88,254      4,204        6,946
Benefit payments..........................    (21,777)     (61,978)     (51,405)    (128,196)    (8,366)     (13,901)
Payments on termination...................   (355,547)    (719,545)  (1,076,511)  (2,031,231)   (52,165)    (241,958)
Contract maintenance charge...............     (1,335)      (1,757)      (4,276)      (5,257)      (326)        (713)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     56,393       39,273     (612,392)    (635,996)    46,147       13,987
                                           ----------  -----------  -----------  -----------  ---------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (315,591)    (717,095)  (1,707,854)  (2,712,426)   (10,506)    (235,639)
                                           ----------  -----------  -----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (211,632)  (2,058,111)    (405,075)  (6,675,147)    69,034   (1,416,221)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,849,449    3,907,560    4,878,178   11,553,325    327,016    1,743,237
                                           ----------  -----------  -----------  -----------  ---------  -----------
NET ASSETS AT END OF PERIOD............... $1,637,817  $ 1,849,449  $ 4,473,103  $ 4,878,178  $ 396,050  $   327,016
                                           ==========  ===========  ===========  ===========  =========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    215,279      273,549      414,850      578,476    118,768      133,070
       Units issued.......................     33,201       56,899       26,490       46,622     32,896       44,297
       Units redeemed.....................    (72,221)    (115,169)    (170,776)    (210,248)   (35,445)     (58,599)
                                           ----------  -----------  -----------  -----------  ---------  -----------
    Units outstanding at end of period....    176,259      215,279      270,564      414,850    116,219      118,768
                                           ==========  ===========  ===========  ===========  =========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 OPPENHEIMER              OPPENHEIMER              OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------------  -----------------------  ----------------------
                                                                          OPPENHEIMER
                                                 OPPENHEIMER              MAIN STREET              OPPENHEIMER
                                                 MAIN STREET               SMALL CAP               MIDCAP FUND
                                           -----------------------  -----------------------  ----------------------
                                              2009         2008        2009         2008        2009        2008
                                           ----------  -----------  ----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   12,783  $     9,438  $   (5,848) $   (21,847) $  (9,937) $   (18,481)
Net realized gains (losses)...............   (244,508)     324,473     (67,529)     311,076   (101,515)     (28,007)
Change in unrealized gains (losses).......    774,954   (2,330,029)    597,880   (1,569,204)   294,690     (687,041)
                                           ----------  -----------  ----------  -----------  ---------  -----------
Increase (decrease) in net assets from
 operations...............................    543,229   (1,996,118)    524,503   (1,279,975)   183,238     (733,529)
                                           ----------  -----------  ----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      3,896        3,840      14,525       31,521         60        2,583
Benefit payments..........................    (54,526)    (108,198)    (19,004)        (496)    (6,547)      (6,703)
Payments on termination...................   (561,976)  (1,160,123)   (375,005)    (752,298)  (104,459)    (445,374)
Contract maintenance charge...............     (1,702)      (2,286)     (2,562)      (3,002)      (479)        (583)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     (9,717)    (424,399)     (7,827)    (224,025)    24,902     (105,787)
                                           ----------  -----------  ----------  -----------  ---------  -----------
Increase (decrease) in net assets from
 contract transactions....................   (624,025)  (1,691,166)   (389,873)    (948,300)   (86,523)    (555,864)
                                           ----------  -----------  ----------  -----------  ---------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    (80,796)  (3,687,284)    134,630   (2,228,275)    96,715   (1,289,393)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  2,498,510    6,185,794   1,741,488    3,969,763    641,388    1,930,781
                                           ----------  -----------  ----------  -----------  ---------  -----------
NET ASSETS AT END OF PERIOD............... $2,417,714  $ 2,498,510  $1,876,118  $ 1,741,488  $ 738,103  $   641,388
                                           ==========  ===========  ==========  ===========  =========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    361,952      541,717     134,741      188,550    136,006      207,623
       Units issued.......................     46,532       19,727      17,236       24,288     35,892        6,150
       Units redeemed.....................   (129,818)    (199,492)    (44,561)     (78,097)   (42,379)     (77,767)
                                           ----------  -----------  ----------  -----------  ---------  -----------
    Units outstanding at end of period....    278,666      361,952     107,416      134,741    129,519      136,006
                                           ==========  ===========  ==========  ===========  =========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                          OPPENHEIMER                OPPENHEIMER
                                                OPPENHEIMER          VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                           VARIABLE ACCOUNT FUNDS   (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))
                                                SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          -----------------------  -------------------------  -------------------------
                                                                                                     OPPENHEIMER
                                                OPPENHEIMER               OPPENHEIMER                  CAPITAL
                                               STRATEGIC BOND            BALANCED (SS)            APPRECIATION (SS)
                                          -----------------------  -------------------------  -------------------------
                                             2009         2008         2009         2008          2009         2008
                                          ----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (31,734) $   240,237  $  (271,560) $    329,218  $  (645,765) $   (986,559)
Net realized gains (losses)..............   (112,348)     179,644   (2,578,623)     (179,572)  (2,180,138)       16,725
Change in unrealized gains (losses)......    645,807   (1,239,638)   5,895,761   (15,311,712)  17,056,722   (33,884,527)
                                          ----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................    501,725     (819,757)   3,045,578   (15,162,066)  14,230,819   (34,854,361)
                                          ----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      6,651        4,970       17,580       118,581       44,317       591,699
Benefit payments.........................    (47,594)    (240,111)    (350,057)     (619,744)    (682,724)     (849,868)
Payments on termination..................   (820,065)  (1,138,253)  (1,600,367)   (3,570,830)  (3,537,287)   (6,798,604)
Contract maintenance charge..............     (1,145)      (1,390)     (81,437)     (113,918)    (204,115)     (229,546)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (27,128)    (431,945)    (402,819)   (2,887,717)  (2,635,293)     (436,275)
                                          ----------  -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (889,281)  (1,806,729)  (2,417,100)   (7,073,628)  (7,015,102)   (7,722,594)
                                          ----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (387,556)  (2,626,486)     628,478   (22,235,694)   7,215,717   (42,576,955)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,811,940    6,438,426   17,361,936    39,597,630   38,312,734    80,889,689
                                          ----------  -----------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF PERIOD.............. $3,424,384  $ 3,811,940  $17,990,414  $ 17,361,936  $45,528,451  $ 38,312,734
                                          ==========  ===========  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    283,854      405,319    1,944,095     2,462,392    4,530,192     5,117,365
       Units issued......................     57,313       83,988      200,919       352,906      325,590     1,013,581
       Units redeemed....................   (124,400)    (205,453)    (461,438)     (871,203)  (1,061,242)   (1,600,754)
                                          ----------  -----------  -----------  ------------  -----------  ------------
    Units outstanding at end of period...    216,767      283,854    1,683,576     1,944,095    3,794,540     4,530,192
                                          ==========  ===========  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER                OPPENHEIMER                OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                           (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -------------------------
                                                                            OPPENHEIMER
                                                 OPPENHEIMER                   GLOBAL                  OPPENHEIMER
                                                CORE BOND (SS)            SECURITIES (SS)            HIGH INCOME (SS)
                                          -------------------------  -------------------------  -------------------------
                                              2009         2008          2009         2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (509,986) $  1,495,917  $    85,359  $    (80,230) $  (220,666) $  1,576,831
Net realized gains (losses)..............  (3,093,346)   (1,679,428)  (1,400,668)    1,642,186   (3,570,261)   (2,635,460)
Change in unrealized gains (losses)......   6,089,497   (20,831,196)   7,992,226   (18,182,167)   6,936,998   (25,237,720)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   2,486,165   (21,014,707)   6,676,917   (16,620,211)   3,146,071   (26,296,349)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      54,612       446,025       62,307       269,102       11,254       144,635
Benefit payments.........................  (1,053,803)   (1,526,082)    (623,960)     (658,112)    (148,016)     (474,767)
Payments on termination..................  (2,550,494)   (4,435,917)  (1,739,732)   (3,397,380)    (938,866)   (3,958,558)
Contract maintenance charge..............    (178,014)     (207,896)     (74,836)      (91,094)     (80,961)     (110,697)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   4,664,287     3,324,258   (1,275,519)   (3,367,129)   1,321,866     6,122,926
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................     936,588    (2,399,612)  (3,651,740)   (7,244,613)     165,277     1,723,539
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   3,422,753   (23,414,319)   3,025,177   (23,864,824)   3,311,348   (24,572,810)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  32,808,694    56,223,013   20,791,071    44,655,895   12,540,669    37,113,479
                                          -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $36,231,447  $ 32,808,694  $23,816,248  $ 20,791,071  $15,852,017  $ 12,540,669
                                          ===========  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   5,071,333     5,213,991    1,565,108     1,975,479    4,040,732     2,525,760
       Units issued......................   1,443,942     2,181,709      139,886       263,963      911,602     2,950,987
       Units redeemed....................  (1,297,909)   (2,324,367)    (397,928)     (674,334)    (830,145)   (1,436,015)
                                          -----------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................   5,217,366     5,071,333    1,307,066     1,565,108    4,122,189     4,040,732
                                          ===========  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER                OPPENHEIMER                OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                           (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -------------------------
                                                                            OPPENHEIMER
                                                 OPPENHEIMER                MAIN STREET                OPPENHEIMER
                                               MAIN STREET (SS)            SMALL CAP (SS)            MIDCAP FUND (SS)
                                          -------------------------  -------------------------  -------------------------
                                              2009         2008          2009         2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    27,634  $   (280,308) $  (243,602) $   (489,715) $  (145,670) $   (247,627)
Net realized gains (losses)..............  (3,511,339)    4,945,288   (1,772,664)    1,741,274     (821,277)       55,295
Change in unrealized gains (losses)......  17,965,754   (46,211,775)   9,851,227   (18,019,807)   3,351,145    (9,048,990)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................  14,482,049   (41,546,795)   7,834,961   (16,768,248)   2,384,198    (9,241,322)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     125,031       520,210       42,340       258,708       10,652        80,166
Benefit payments.........................  (1,109,924)   (1,626,874)    (368,515)     (668,470)    (140,785)     (159,668)
Payments on termination..................  (5,110,609)   (9,093,240)  (2,159,902)   (3,904,682)    (677,134)   (2,085,211)
Contract maintenance charge..............    (309,961)     (352,916)    (139,056)     (156,929)     (52,563)      (64,766)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,121,864)      131,626   (1,271,930)   (2,447,865)    (275,115)     (815,735)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (8,527,327)  (10,421,194)  (3,897,063)   (6,919,238)  (1,134,945)   (3,045,214)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   5,954,722   (51,967,989)   3,937,898   (23,687,486)   1,249,253   (12,286,536)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  61,293,717   113,261,706   24,922,020    48,609,506    8,817,371    21,103,907
                                          -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $67,248,439  $ 61,293,717  $28,859,918  $ 24,922,020  $10,066,624  $  8,817,371
                                          ===========  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   6,194,591     6,913,064    2,003,980     2,385,682    1,041,351     1,245,807
       Units issued......................     567,532     1,026,963      235,275       338,004       85,241       168,525
       Units redeemed....................  (1,366,093)   (1,745,436)    (516,031)     (719,706)    (212,959)     (372,981)
                                          -----------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................   5,396,030     6,194,591    1,723,224     2,003,980      913,633     1,041,351
                                          ===========  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          OPPENHEIMER              PIMCO               PIMCO
                                                     VARIABLE ACCOUNT FUNDS   VARIABLE INSURANCE VARIABLE INSURANCE
                                                    (SERVICE SHARES ("SS"))        TRUST               TRUST
                                                          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                                   -------------------------  -----------------  ----------------
                                                                                FOREIGN BOND
                                                          OPPENHEIMER           (US DOLLAR-
                                                      STRATEGIC BOND (SS)         HEDGED)          MONEY MARKET
                                                   -------------------------  -----------------  ----------------
                                                       2009         2008       2009      2008      2009      2008
                                                   -----------  ------------  ------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $(1,248,040) $  4,315,134  $   35   $    46   $  (334)  $   182
Net realized gains (losses).......................  (1,148,406)      940,365     216      (122)       --        --
Change in unrealized gains (losses)...............  16,633,969   (25,350,997)    (12)      (96)       --        --
                                                   -----------  ------------  ------   -------   -------   -------
Increase (decrease) in net assets from operations.  14,237,523   (20,095,498)    239      (172)     (334)      182
                                                   -----------  ------------  ------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................     137,331       904,080      --        --        --        --
Benefit payments..................................  (2,012,004)   (2,715,846)     --        --        --        --
Payments on termination...........................  (7,537,050)  (15,406,862)     --        --    (4,555)   (2,111)
Contract maintenance charge.......................    (418,122)     (478,725)     (9)      (10)      (57)      (60)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   1,116,805    (6,081,339)    211    (1,428)    5,736      (417)
                                                   -----------  ------------  ------   -------   -------   -------
Increase (decrease) in net assets from contract
 transactions.....................................  (8,713,040)  (23,778,692)    202    (1,438)    1,124    (2,588)
                                                   -----------  ------------  ------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS.................   5,524,483   (43,874,190)    441    (1,610)      790    (2,406)
NET ASSETS AT BEGINNING OF PERIOD.................  93,917,702   137,791,892   1,711     3,321    23,044    25,450
                                                   -----------  ------------  ------   -------   -------   -------
NET ASSETS AT END OF PERIOD....................... $99,442,185  $ 93,917,702  $2,152   $ 1,711   $23,834   $23,044
                                                   ===========  ============  ======   =======   =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......   7,484,091     9,241,577     149       278     2,152     2,394
       Units issued...............................     947,971     1,585,339      16        --       538       138
       Units redeemed.............................  (1,634,179)   (3,342,824)     (1)     (129)     (432)     (380)
                                                   -----------  ------------  ------   -------   -------   -------
    Units outstanding at end of period............   6,797,883     7,484,091     164       149     2,258     2,152
                                                   ===========  ============  ======   =======   =======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 PIMCO                       PIMCO                   PIMCO
                                           VARIABLE INSURANCE TRUST VARIABLE INSURANCE TRUST VARIABLE INSURANCE TRUST
                                              SUB-ACCOUNT                 SUB-ACCOUNT             SUB-ACCOUNT
                                           -----------------------  -----------------------  -----------------------
                                                                                                   PIMCO VIT
                                                                                                    EMERGING
                                              PIMCO TOTAL             PIMCO VIT COMMODITY         MARKETS BOND
                                                 RETURN               REALRETURN STRATEGY       (ADVISOR SHARES)
                                           -----------------------  -----------------------  -----------------------
                                             2009        2008          2009         2008        2009         2008
                                            -------     --------    ----------  -----------  ----------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    41     $    196     $  130,753  $    92,565  $   47,691   $  47,256
Net realized gains (losses)...............      61          441        127,797      (19,356)    (30,660)      5,773
Change in unrealized gains (losses).......      46         (232)       727,691   (1,914,727)    255,294    (231,932)
                                            -------     --------    ----------  -----------  ----------   ---------
Increase (decrease) in net assets from
 operations...............................     148          405        986,241   (1,841,518)    272,325    (178,903)
                                            -------     --------    ----------  -----------  ----------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      --           --          3,200       12,387         274      40,387
Benefit payments..........................      --           --        (20,533)     (55,718)    (81,588)     (8,791)
Payments on termination...................  (2,469)     (12,051)      (130,362)    (346,210)    (66,621)   (138,509)
Contract maintenance charge...............      (6)         (26)       (20,642)     (21,923)     (7,180)     (5,163)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     158         (371)     1,118,662    1,669,178     510,215     391,181
                                            -------     --------    ----------  -----------  ----------   ---------
Increase (decrease) in net assets from
 contract transactions....................  (2,317)     (12,448)       950,325    1,257,714     355,100     279,105
                                            -------     --------    ----------  -----------  ----------   ---------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (2,169)     (12,043)     1,936,566     (583,804)    627,425     100,202
NET ASSETS AT BEGINNING OF
 PERIOD...................................   3,319       15,362      2,015,059    2,598,863     840,243     740,041
                                            -------     --------    ----------  -----------  ----------   ---------
NET ASSETS AT END OF PERIOD............... $ 1,150     $  3,319     $3,951,625  $ 2,015,059  $1,467,668   $ 840,243
                                            =======     ========    ==========  ===========  ==========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     254        1,213        317,764      226,126      89,915      66,443
       Units issued.......................      11           --        199,905      234,587      64,783      58,565
       Units redeemed.....................    (187)        (959)       (70,483)    (142,949)    (32,222)    (35,093)
                                            -------     --------    ----------  -----------  ----------   ---------
    Units outstanding at end of period....      78          254        447,186      317,764     122,476      89,915
                                            =======     ========    ==========  ===========  ==========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     PIMCO                     PIMCO
                                           VARIABLE INSURANCE TRUST  VARIABLE INSURANCE TRUST     PREMIER VIT
                                                  SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
                                           ------------------------  ------------------------  --------------------
                                                PIMCO VIT REAL            PIMCO VIT TOTAL            NACM
                                                    RETURN                    RETURN               SMALL CAP
                                               (ADVISOR SHARES)          (ADVISOR SHARES)      PORTFOLIO CLASS I (N)
                                           ------------------------  ------------------------  --------------------
                                               2009         2008         2009         2008       2009       2008
                                           -----------  -----------  -----------  -----------   -------    -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   107,723  $   192,550  $   969,225  $   699,241  $    (7)   $   (27)
Net realized gains (losses)...............     264,449       60,290    1,214,814      728,364   (1,317)       409
Change in unrealized gains (losses).......     905,157   (1,251,975)     965,028     (815,432)   1,284     (1,308)
                                           -----------  -----------  -----------  -----------   -------    -------
Increase (decrease) in net assets from
 operations...............................   1,277,329     (999,135)   3,149,067      612,173      (40)      (926)
                                           -----------  -----------  -----------  -----------   -------    -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................          --       30,174        7,714       48,678       --         --
Benefit payments..........................    (184,642)    (163,367)    (551,249)    (352,413)      --         --
Payments on termination...................  (1,372,176)  (5,479,268)  (3,305,141)  (6,682,491)  (1,207)        --
Contract maintenance charge...............     (47,595)     (41,826)    (155,557)    (109,371)      (3)        (6)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   1,883,586    4,995,310   11,154,987    5,733,419       --         --
                                           -----------  -----------  -----------  -----------   -------    -------
Increase (decrease) in net assets from
 contract transactions....................     279,173     (658,977)   7,150,754   (1,362,178)  (1,210)        (6)
                                           -----------  -----------  -----------  -----------   -------    -------
INCREASE (DECREASE) IN NET
 ASSETS...................................   1,556,502   (1,658,112)  10,299,821     (750,005)  (1,250)      (932)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   8,164,408    9,822,520   23,111,609   23,861,614    1,250      2,182
                                           -----------  -----------  -----------  -----------   -------    -------
NET ASSETS AT END OF PERIOD............... $ 9,720,910  $ 8,164,408  $33,411,430  $23,111,609  $    --    $ 1,250
                                           ===========  ===========  ===========  ===========   =======    =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     813,514      895,035    2,039,224    2,169,170      120        121
       Units issued.......................     343,530      762,064    1,361,782    1,275,094       --         --
       Units redeemed.....................    (325,172)    (843,585)    (771,733)  (1,405,040)    (120)        (1)
                                           -----------  -----------  -----------  -----------   -------    -------
    Units outstanding at end of period....     831,872      813,514    2,629,273    2,039,224       --        120
                                           ===========  ===========  ===========  ===========   =======    =======

--------
(n)Previously known as Premier VIT NACM Small Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              PREMIER VIT      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                              SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
                                           ----------------  ------------------------  ------------------------
                                                                    VT AMERICAN               VT CAPITAL
                                            OPCAP BALANCED       GOVERNMENT INCOME           APPRECIATION
                                           ----------------  ------------------------  ------------------------
                                           2009 (M)   2008       2009         2008     2009 (O)(P)      2008
                                           -------- -------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   243  $    70  $ 1,194,503  $ 1,504,636  $    86,899  $   (96,909)
Net realized gains (losses)...............  (4,373)     702      341,120     (285,299)  (5,158,463)     480,320
Change in unrealized gains (losses).......   3,911   (3,817)   6,036,751   (1,817,286)   4,619,172   (5,090,637)
                                           -------  -------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................    (219)  (3,045)   7,572,374     (597,949)    (452,392)  (4,707,226)
                                           -------  -------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      --       --       66,856      306,811          542       22,058
Benefit payments..........................      --       --   (1,122,282)  (1,537,749)     (23,136)    (279,237)
Payments on termination...................    (412)    (505)  (5,609,613)  (9,202,580)     (67,703)  (1,714,929)
Contract maintenance charge...............      (6)     (18)    (108,907)     (96,995)      (3,559)     (27,089)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (5,362)      25    1,016,814    4,798,237   (5,952,301)      87,368
                                           -------  -------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (5,780)    (498)  (5,757,132)  (5,732,276)  (6,046,157)  (1,911,829)
                                           -------  -------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (5,999)  (3,543)   1,815,242   (6,330,225)  (6,498,549)  (6,619,055)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   5,999    9,542   41,620,916   47,951,141    6,498,549   13,117,604
                                           -------  -------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $    --  $ 5,999  $43,436,158  $41,620,916  $        --  $ 6,498,549
                                           =======  =======  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     789      850    3,186,249    3,631,106    1,198,678    1,468,254
       Units issued.......................      --       69      751,302    1,103,162        2,731      153,428
       Units redeemed.....................    (789)    (130)  (1,133,063)  (1,548,019)  (1,201,409)    (423,004)
                                           -------  -------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....      --      789    2,804,488    3,186,249           --    1,198,678
                                           =======  =======  ===========  ===========  ===========  ===========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          -----------------------  ------------------------  -------------------------
                                                 VT CAPITAL              VT DISCOVERY              VT DIVERSIFIED
                                               OPPORTUNITIES                GROWTH                     INCOME
                                          -----------------------  ------------------------  -------------------------
                                             2009         2008     2009 (P)(Q)      2008         2009         2008
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (28,238) $   (42,545) $   (10,835) $  (165,428) $ 2,301,132  $  2,854,734
Net realized gains (losses)..............   (312,525)    (384,420)  (3,743,200)   1,397,723   (2,370,454)   (3,433,592)
Change in unrealized gains (losses)......  1,677,276   (1,566,138)   3,600,148   (7,591,844)  17,162,129   (17,648,095)
                                          ----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................  1,336,513   (1,993,103)    (153,887)  (6,359,549)  17,092,807   (18,226,953)
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      4,790        5,944        2,091       51,478       77,195        88,432
Benefit payments.........................    (99,511)     (18,743)     (17,944)    (122,965)  (1,249,646)   (2,279,369)
Payments on termination..................   (263,091)    (845,619)     (46,974)  (1,632,798)  (4,994,176)  (13,110,164)
Contract maintenance charge..............    (14,153)     (14,379)      (4,621)     (40,129)    (105,591)     (109,923)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    385,160     (412,488)  (7,161,906)    (571,411)     (92,223)   (2,429,560)
                                          ----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................     13,195   (1,285,285)  (7,229,354)  (2,315,825)  (6,364,441)  (17,840,584)
                                          ----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  1,349,708   (3,278,388)  (7,383,241)  (8,675,374)  10,728,366   (36,067,537)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,065,443    6,343,831    7,383,241   16,058,615   35,080,415    71,147,952
                                          ----------  -----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $4,415,151  $ 3,065,443  $        --  $ 7,383,241  $45,808,781  $ 35,080,415
                                          ==========  ===========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    288,971      382,446    2,154,236    2,620,175    3,544,700     4,904,049
       Units issued......................     73,792       55,964        3,212      192,575      470,515       564,167
       Units redeemed....................    (72,662)    (149,439)  (2,157,448)    (658,514)    (991,888)   (1,923,516)
                                          ----------  -----------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................    290,101      288,971           --    2,154,236    3,023,327     3,544,700
                                          ==========  ===========  ===========  ===========  ===========  ============

--------
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  --------------------------  -------------------------
                                                                             VT THE GEORGE
                                                   VT EQUITY                  PUTNAM FUND              VT GLOBAL ASSET
                                                    INCOME                     OF BOSTON                  ALLOCATION
                                          --------------------------  --------------------------  -------------------------
                                            2009 (R )       2008          2009          2008          2009         2008
                                          ------------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (190,121) $    179,377  $  2,424,498  $  4,445,807  $ 1,242,425  $    937,451
Net realized gains (losses)..............      234,695       561,709    (9,204,960)    2,508,580   (1,512,825)     (319,187)
Change in unrealized gains (losses)......   26,826,357   (11,495,845)   23,141,018   (67,603,096)   8,448,755   (15,765,375)
                                          ------------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   26,870,931   (10,754,759)   16,360,556   (60,648,709)   8,178,355   (15,147,111)
                                          ------------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      129,160        36,499       128,897       599,250       36,961       221,958
Benefit payments.........................   (1,778,012)     (586,670)   (1,676,705)   (2,921,650)    (406,816)     (517,478)
Payments on termination..................   (7,267,413)   (6,163,850)   (6,340,302)  (24,821,965)  (2,955,678)   (6,688,813)
Contract maintenance charge..............     (370,478)      (71,042)     (276,100)     (335,038)    (119,678)     (127,130)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   64,860,029     3,185,288    (2,592,437)  (11,834,571)   1,319,893      (516,927)
                                          ------------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   55,573,286    (3,599,775)  (10,756,647)  (39,313,974)  (2,125,318)   (7,628,390)
                                          ------------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   82,444,217   (14,354,534)    5,603,909   (99,962,683)   6,053,037   (22,775,502)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   20,816,335    35,170,869    76,072,023   176,034,706   26,809,661    49,585,162
                                          ------------  ------------  ------------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $103,260,552  $ 20,816,335  $ 81,675,932  $ 76,072,023  $32,862,698  $ 26,809,661
                                          ============  ============  ============  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,857,214     2,131,569     9,817,443    13,314,550    3,028,227     3,663,921
       Units issued......................   15,528,137       533,008       505,002       880,194      477,224       704,806
       Units redeemed....................   (9,394,177)     (807,363)   (1,826,397)   (4,377,301)    (717,943)   (1,340,500)
                                          ------------  ------------  ------------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................    7,991,174     1,857,214     8,496,048     9,817,443    2,787,508     3,028,227
                                          ============  ============  ============  ============  ===========  ============

--------
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  -------------------------
                                                  VT GLOBAL                  VT GLOBAL                  VT GLOBAL
                                                    EQUITY                HEALTH CARE (S)             UTILITIES (T)
                                          -------------------------  -------------------------  -------------------------
                                              2009         2008          2009         2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (308,052) $    460,918  $  (470,200) $   (605,693) $   589,538  $    326,944
Net realized gains (losses)..............  (2,986,389)   (4,139,269)   3,220,444     1,019,134      603,026     2,095,659
Change in unrealized gains (losses)......   8,971,464   (18,252,419)   4,460,926    (8,474,211)    (223,334)  (15,970,280)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   5,677,023   (21,930,770)   7,211,170    (8,060,770)     969,230   (13,547,677)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      26,501        48,835      230,675       147,655      100,655        93,905
Benefit payments.........................    (335,752)   (1,052,789)    (591,459)     (611,672)    (501,833)   (1,191,976)
Payments on termination..................  (1,542,293)   (7,394,089)  (2,651,179)   (6,865,463)  (2,040,282)   (7,238,709)
Contract maintenance charge..............     (91,714)     (106,356)    (144,419)     (141,405)     (70,131)      (87,785)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,222,071)     (883,505)  (1,295,384)   (2,856,415)  (1,154,274)   (1,450,914)
                                          -----------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (3,165,329)   (9,387,904)  (4,451,766)  (10,327,300)  (3,665,865)   (9,875,479)
                                          -----------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,511,694   (31,318,674)   2,759,404   (18,388,070)  (2,696,635)  (23,423,156)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  22,592,805    53,911,479   33,195,230    51,583,300   25,182,271    48,605,427
                                          -----------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $25,104,499  $ 22,592,805  $35,954,634  $ 33,195,230  $22,485,636  $ 25,182,271
                                          ===========  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   4,024,138     5,115,566    3,362,364     4,274,307    2,221,327     2,932,020
       Units issued......................     197,308       350,752      322,301       314,105      250,943       392,549
       Units redeemed....................    (727,866)   (1,442,180)    (752,225)   (1,226,048)    (606,782)   (1,103,242)
                                          -----------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................   3,493,580     4,024,138    2,932,440     3,362,364    1,865,488     2,221,327
                                          ===========  ============  ===========  ============  ===========  ============

--------
(s)Previously known as VT Health Sciences
(t)Previously known as VT Utilities Growth and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                          ---------------------------  ------------------------  -------------------------
                                                 VT GROWTH AND                 VT GROWTH                  VT HIGH
                                                     INCOME                  OPPORTUNITIES                 YIELD
                                          ---------------------------  ------------------------  -------------------------
                                              2009           2008          2009         2008         2009         2008
                                          ------------  -------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  2,420,576  $   2,469,102  $   (63,958) $  (188,208) $ 4,654,755  $  5,646,355
Net realized gains (losses)..............  (26,895,996)     7,003,699     (754,686)  (1,335,206)  (3,570,041)   (4,057,758)
Change in unrealized gains (losses)......   69,566,817   (147,922,862)   4,125,145   (4,604,291)  19,461,222   (20,025,902)
                                          ------------  -------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   45,091,397   (138,450,061)   3,306,501   (6,127,705)  20,545,936   (18,437,305)
                                          ------------  -------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      399,301        578,938       18,515       14,116      163,886       141,295
Benefit payments.........................   (4,975,661)    (7,538,709)     (49,523)    (386,781)  (1,205,669)   (1,475,166)
Payments on termination..................  (15,554,718)   (56,215,165)    (634,515)  (2,106,177)  (5,169,121)  (11,945,961)
Contract maintenance charge..............     (604,615)      (696,967)     (42,224)     (40,883)    (204,190)     (210,065)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (6,967,941)   (24,597,348)     297,914     (439,481)    (509,645)   (6,033,530)
                                          ------------  -------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (27,703,634)   (88,469,251)    (409,833)  (2,959,206)  (6,924,739)  (19,523,427)
                                          ------------  -------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   17,387,763   (226,919,312)   2,896,668   (9,086,911)  13,621,197   (37,960,732)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  183,218,770    410,138,082    8,853,194   17,940,105   46,171,737    84,132,469
                                          ------------  -------------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $200,606,533  $ 183,218,770  $11,749,862  $ 8,853,194  $59,792,934  $ 46,171,737
                                          ============  =============  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   25,666,932     34,906,987    2,985,105    3,714,696    4,230,215     5,637,130
       Units issued......................    1,275,024      1,196,485      370,142      222,391      715,121       517,494
       Units redeemed....................   (5,037,163)   (10,436,540)    (499,577)    (951,982)  (1,242,377)   (1,924,409)
                                          ------------  -------------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period..............................   21,904,793     25,666,932    2,855,670    2,985,105    3,702,959     4,230,215
                                          ============  =============  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                        --------------------------  ---------------------------  -------------------------
                                                                                                             VT
                                                                                 VT                    INTERNATIONAL
                                                                           INTERNATIONAL                 GROWTH AND
                                                 VT INCOME                     EQUITY                      INCOME
                                        --------------------------  ---------------------------  -------------------------
                                            2009          2008          2009           2008          2009         2008
                                        ------------  ------------  ------------  -------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $  5,499,363  $  9,804,175  $ (2,065,308) $   1,548,660  $  (344,638) $    267,342
Net realized gains (losses)............   (5,624,894)   (5,682,362)  (17,035,142)    30,656,640   (3,831,100)    6,916,142
Change in unrealized gains
 (losses)..............................   45,504,357   (45,213,517)   47,135,096   (156,905,622)   9,678,938   (33,659,268)
                                        ------------  ------------  ------------  -------------  -----------  ------------
Increase (decrease) in net assets from
 operations............................   45,378,826   (41,091,704)   28,034,646   (124,700,322)   5,503,200   (26,475,784)
                                        ------------  ------------  ------------  -------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      149,198       502,259       202,024        832,065       94,286        90,190
Benefit payments.......................   (3,090,112)   (4,457,175)   (2,493,311)    (4,480,221)    (412,195)     (785,172)
Payments on termination................  (13,413,258)  (28,011,475)   (9,308,243)   (34,556,848)  (2,032,522)   (9,067,553)
Contract maintenance charge............     (468,620)     (506,314)     (503,105)      (606,687)     (98,854)     (124,145)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (3,854,729)  (14,395,185)   (6,121,686)   (11,283,010)  (1,036,516)   (3,120,413)
                                        ------------  ------------  ------------  -------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (20,677,521)  (46,867,890)  (18,224,321)   (50,094,701)  (3,485,801)  (13,007,093)
                                        ------------  ------------  ------------  -------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................   24,701,305   (87,959,594)    9,810,325   (174,795,023)   2,017,399   (39,482,877)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  112,751,216   200,710,810   139,838,903    314,633,926   26,204,690    65,687,567
                                        ------------  ------------  ------------  -------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD................................ $137,452,521  $112,751,216  $149,649,228  $ 139,838,903  $28,222,089  $ 26,204,690
                                        ============  ============  ============  =============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   12,142,900    16,149,283    15,306,614     19,162,030    2,828,593     3,773,162
       Units issued....................    1,588,901     1,781,726     1,215,515      1,661,234      265,190       305,941
       Units redeemed..................   (3,483,786)   (5,788,109)   (3,191,603)    (5,516,650)    (642,551)   (1,250,510)
                                        ------------  ------------  ------------  -------------  -----------  ------------
    Units outstanding at end of
     period............................   10,248,015    12,142,900    13,330,526     15,306,614    2,451,232     2,828,593
                                        ============  ============  ============  =============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  -------------------------  ------------------------
                                                      VT
                                                INTERNATIONAL
                                                     NEW                                               VT MID CAP
                                                OPPORTUNITIES               VT INVESTORS                  VALUE
                                          -------------------------  -------------------------  ------------------------
                                              2009         2008        2009 (O)       2008          2009         2008
                                          -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    14,133  $     57,539  $  (135,089) $   (997,151) $   (74,277) $  (112,016)
Net realized gains (losses)..............    (519,126)      969,748   (5,913,033)   (8,059,324)  (1,615,013)   1,552,847
Change in unrealized gains (losses)......   6,546,075   (16,167,524)  23,182,069   (35,326,779)   3,899,838   (7,537,402)
                                          -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   6,041,082   (15,140,237)  17,133,947   (44,383,254)   2,210,548   (6,096,571)
                                          -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      55,324       152,980      145,085       199,854        6,295       35,848
Benefit payments.........................     (88,264)     (363,232)  (1,175,659)   (2,375,832)     593,126     (285,488)
Payments on termination..................  (1,083,565)   (3,803,137)  (4,760,972)  (18,120,960)  (1,273,262)  (2,533,071)
Contract maintenance charge..............     (93,096)      (99,632)    (257,862)     (268,886)     (28,978)     (35,362)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (588,682)   (1,919,618)   2,282,812    (6,209,535)    (602,986)    (519,260)
                                          -----------  ------------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,798,283)   (6,032,639)  (3,766,596)  (26,775,359)  (1,305,805)  (3,337,333)
                                          -----------  ------------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   4,242,799   (21,172,876)  13,367,351   (71,158,613)     904,743   (9,433,904)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  18,318,875    39,491,751   57,782,366   128,940,979    7,112,828   16,546,732
                                          -----------  ------------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $22,561,674  $ 18,318,875  $71,149,717  $ 57,782,366  $ 8,017,571  $ 7,112,828
                                          ===========  ============  ===========  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,503,412     3,052,613   10,758,957    14,392,675      686,279      899,790
       Units issued......................     158,385       312,951    2,433,958       720,645      149,905      185,942
       Units redeemed....................    (398,647)     (862,152)  (2,832,262)   (4,354,363)    (272,152)    (399,453)
                                          -----------  ------------  -----------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................   2,263,150     2,503,412   10,360,653    10,758,957      564,032      686,279
                                          ===========  ============  ===========  ============  ===========  ===========

--------
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                        --------------------------  -------------------------  --------------------------
                                                 VT MONEY                     VT NEW
                                                  MARKET                  OPPORTUNITIES               VT NEW VALUE
                                        --------------------------  -------------------------  --------------------------
                                            2009          2008        2009 (Q)       2008      2009 (P)(R )      2008
                                        ------------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $ (1,868,665) $  1,689,351  $  (521,946) $   (939,161) $  1,858,739  $    494,415
Net realized gains (losses)............           --            --   (6,606,420)   (8,442,020)  (82,689,825)   15,989,563
Change in unrealized gains
 (losses)..............................           --            --   21,314,340   (22,247,489)   76,611,056   (83,898,957)
                                        ------------  ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations............................   (1,868,665)    1,689,351   14,185,974   (31,628,670)   (4,220,030)  (67,414,979)
                                        ------------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      366,510     2,447,045      165,423       440,354         9,522       713,210
Benefit payments.......................   (2,826,480)  (10,573,553)    (927,864)   (1,537,239)     (156,923)   (2,256,424)
Payments on termination................  (43,939,183)  (77,078,223)  (3,818,655)  (10,286,626)     (785,299)  (18,861,175)
Contract maintenance charge............     (623,525)     (633,586)    (245,688)     (235,587)      (31,721)     (380,864)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   31,722,543    85,934,212    4,547,796    (4,216,996)  (67,622,054)   (3,986,566)
                                        ------------  ------------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (15,300,135)       95,895     (278,988)  (15,836,094)  (68,586,475)  (24,771,819)
                                        ------------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (17,168,800)    1,785,246   13,906,986   (47,464,764)  (72,806,505)  (92,186,798)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  159,604,535   157,819,289   44,020,269    91,485,033    72,806,505   164,993,303
                                        ------------  ------------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $142,435,735  $159,604,535  $57,927,255  $ 44,020,269  $         --  $ 72,806,505
                                        ============  ============  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   14,696,768    14,737,011    8,464,893    10,619,576     8,325,791    10,279,598
       Units issued....................   10,168,754    14,154,913    2,407,637       339,367        42,749     1,228,105
       Units redeemed..................  (11,476,508)  (14,195,156)  (2,253,891)   (2,494,050)   (8,368,540)   (3,181,912)
                                        ------------  ------------  -----------  ------------  ------------  ------------
    Units outstanding at end of
     period............................   13,389,014    14,696,768    8,618,639     8,464,893            --     8,325,791
                                        ============  ============  ===========  ============  ============  ============

--------
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  -------------------------  -------------------------
                                                   VT OTC &
                                                   EMERGING                                             VT SMALL CAP
                                                    GROWTH                   VT RESEARCH                   VALUE
                                          --------------------------  -------------------------  -------------------------
                                           2009 (U)(P)      2008          2009         2008          2009         2008
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    (19,203) $   (270,717) $   (75,518) $   (177,950) $   122,640  $     24,796
Net realized gains (losses)..............  (16,084,530)   (2,477,730)  (2,243,204)   (1,565,783)  (7,251,296)   14,329,837
Change in unrealized gains (losses)......   15,748,401    (8,369,568)  11,170,771   (21,222,133)  19,944,310   (51,334,649)
                                          ------------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................     (355,332)  (11,118,015)   8,852,049   (22,965,866)  12,815,654   (36,980,016)
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       11,322        39,431      186,488       277,809       61,750       194,910
Benefit payments.........................       (8,038)     (317,190)    (684,671)   (1,285,107)  (1,023,275)   (1,685,020)
Payments on termination..................     (129,878)   (2,873,578)  (2,497,226)   (8,488,371)  (3,961,517)  (14,074,989)
Contract maintenance charge..............       (7,684)      (79,566)    (125,492)     (140,041)    (123,364)     (146,649)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (11,504,843)     (651,755)  (1,689,001)   (2,564,193)  (2,015,207)   (6,860,214)
                                          ------------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (11,639,121)   (3,882,658)  (4,809,902)  (12,199,903)  (7,061,613)  (22,571,962)
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (11,994,453)  (15,000,673)   4,042,147   (35,165,769)   5,754,041   (59,551,978)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   11,994,453    26,995,126   31,642,071    66,807,840   49,461,588   109,013,566
                                          ------------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $         --  $ 11,994,453  $35,684,218  $ 31,642,071  $55,215,629  $ 49,461,588
                                          ============  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    4,304,416     5,171,588    5,038,351     6,451,601    4,400,592     5,748,770
       Units issued......................       40,438       337,890      304,833       267,504      395,143       303,802
       Units redeemed....................   (4,344,854)   (1,205,062)  (1,014,519)   (1,680,754)    (975,125)   (1,651,980)
                                          ------------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................           --     4,304,416    4,328,665     5,038,351    3,820,610     4,400,592
                                          ============  ============  ===========  ============  ===========  ============

--------
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST     RIDGEWORTH VARIABLE TRUST
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------  ---------------------------  ------------------------
                                                                                                    RIDGEWORTH LARGE CAP
                                                   VT VISTA                   VT VOYAGER                 CORE EQUITY
                                          -------------------------  ---------------------------  ------------------------
                                            2009 (U)       2008          2009           2008        2009 (M)       2008
                                          -----------  ------------  ------------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (561,785) $   (676,852) $   (834,048) $  (2,571,289) $     4,733  $   (14,344)
Net realized gains (losses)..............  (2,755,515)   (2,564,395)  (12,527,604)   (21,618,630)  (1,057,592)     172,687
Change in unrealized gains (losses)......  16,842,787   (23,245,175)   77,780,458    (55,684,831)     954,967   (1,340,082)
                                          -----------  ------------  ------------  -------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  13,525,487   (26,486,422)   64,418,806    (79,874,750)     (97,892)  (1,181,739)
                                          -----------  ------------  ------------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      71,339       148,843       309,102      1,057,491           --        3,954
Benefit payments.........................    (761,648)   (1,222,694)   (2,573,146)    (3,866,547)     (11,689)     (36,851)
Payments on termination..................  (2,582,139)   (8,520,670)  (10,306,977)   (29,536,252)    (108,699)    (669,377)
Contract maintenance charge..............    (196,512)     (154,217)     (554,148)      (558,766)        (962)      (3,959)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   9,403,944    (4,710,809)   (5,817,188)   (15,911,293)  (1,352,703)    (190,264)
                                          -----------  ------------  ------------  -------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   5,934,984   (14,459,547)  (18,942,357)   (48,815,367)  (1,474,053)    (896,497)
                                          -----------  ------------  ------------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  19,460,471   (40,945,969)   45,476,449   (128,690,117)  (1,571,945)  (2,078,236)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  27,890,611    68,836,580   115,941,904    244,632,021    1,571,945    3,650,181
                                          -----------  ------------  ------------  -------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $47,351,082  $ 27,890,611  $161,418,353  $ 115,941,904  $        --  $ 1,571,945
                                          ===========  ============  ============  =============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   4,905,921     6,528,296    19,902,868     26,242,472      186,504      268,856
       Units issued......................   3,050,326       249,491     1,601,328        865,840        1,576       12,375
       Units redeemed....................  (1,696,580)   (1,871,866)   (4,222,425)    (7,205,444)    (188,080)     (94,727)
                                          -----------  ------------  ------------  -------------  -----------  -----------
    Units outstanding at end of
     period..............................   6,259,667     4,905,921    17,281,771     19,902,868           --      186,504
                                          ===========  ============  ============  =============  ===========  ===========

--------
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           RIDGEWORTH VARIABLE TRUST RIDGEWORTH VARIABLE TRUST RIDGEWORTH VARIABLE TRUST
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ------------------------  ------------------------  ------------------------
                                             RIDGEWORTH LARGE CAP      RIDGEWORTH LARGE CAP       RIDGEWORTH MID CAP
                                                 GROWTH STOCK              VALUE EQUITY               CORE EQUITY
                                           ------------------------  ------------------------  ------------------------
                                             2009 (M)       2008       2009 (M)       2008       2009 (M)       2008
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $    30,460  $  (129,495) $    54,226  $    79,237  $    10,249  $   (34,524)
Net realized gains (losses)...............  (5,136,455)   1,156,452   (2,945,626)   1,316,158   (2,180,130)     230,417
Change in unrealized gains (losses).......   5,112,992   (6,584,834)   2,323,580   (5,893,361)   2,075,372   (2,309,650)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................       6,997   (5,557,877)    (567,820)  (4,497,966)     (94,509)  (2,113,757)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................         545       13,497        1,815        9,512        1,483        6,951
Benefit payments..........................    (101,475)    (224,112)    (113,189)    (280,590)     (45,258)     (79,906)
Payments on termination...................    (475,003)  (2,507,666)    (450,723)  (2,499,605)    (165,391)    (819,254)
Contract maintenance charge...............      (2,469)      (8,431)      (2,548)      (8,518)        (564)      (2,832)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (6,205,732)    (448,280)  (6,640,517)    (407,248)  (2,301,597)    (220,608)
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (6,784,134)  (3,174,992)  (7,205,162)  (3,186,449)  (2,511,327)  (1,115,649)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (6,777,137)  (8,732,869)  (7,772,982)  (7,684,415)  (2,605,836)  (3,229,406)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   6,777,137   15,510,006    7,772,982   15,457,397    2,605,836    5,835,242
                                           -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $        --  $ 6,777,137  $        --  $ 7,772,982  $        --  $ 2,605,836
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     545,799      754,937      533,819      710,758      247,895      331,340
       Units issued.......................       2,010       28,773        3,644       14,076        4,605        7,295
       Units redeemed.....................    (547,809)    (237,911)    (537,463)    (191,015)    (252,500)     (90,740)
                                           -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....          --      545,799           --      533,819           --      247,895
                                           ===========  ===========  ===========  ===========  ===========  ===========

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                        THE UNIVERSAL
                                                      RIDGEWORTH VARIABLE    RYDEX VARIABLE TRUST INSTITUTIONAL FUNDS, INC.
                                                       TRUST SUB-ACCOUNT       SUB-ACCOUNT               SUB-ACCOUNT
                                                   ------------------------  -------------------  -------------------------
                                                          RIDGEWORTH         RYDEX VT NASDAQ
                                                           SMALL CAP               100                  VAN KAMPEN UIF
                                                         VALUE EQUITY         STRATEGY FUND             CAPITAL GROWTH
                                                   ------------------------  -------------------  -------------------------
                                                     2009 (M)       2008      2009       2008         2009         2008
                                                   -----------  -----------   -----     -------   -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $     8,428  $     7,808  $  (1)    $   (29)   $  (421,636) $   (559,103)
Net realized gains (losses).......................  (4,025,900)   1,091,462   (271)        339       (854,750)    1,057,160
Change in unrealized gains (losses)...............   4,014,617   (3,295,139)   231      (1,604)    13,956,146   (24,854,278)
                                                   -----------  -----------   -----     -------   -----------  ------------
Increase (decrease) in net assets from operations.      (2,855)  (2,195,869)   (41)     (1,294)    12,679,760   (24,356,221)
                                                   -----------  -----------   -----     -------   -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................         365        6,911     --          --         21,833       166,317
Benefit payments..................................     (30,047)     (56,464)    --          --       (967,776)     (964,319)
Payments on termination...........................    (176,928)  (1,458,312)  (590)     (4,685)    (2,081,140)   (5,438,274)
Contract maintenance charge.......................      (4,700)      (9,304)    --          (5)       (55,720)      (58,502)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................  (3,277,000)    (755,615)    --          --     (2,058,894)   (1,897,253)
                                                   -----------  -----------   -----     -------   -----------  ------------
Increase (decrease) in net assets from contract
 transactions.....................................  (3,488,310)  (2,272,784)  (590)     (4,690)    (5,141,697)   (8,192,031)
                                                   -----------  -----------   -----     -------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...........................................  (3,491,165)  (4,468,653)  (631)     (5,984)     7,538,063   (32,548,252)
NET ASSETS AT BEGINNING OF PERIOD.................   3,491,165    7,959,818    631       6,615     22,578,124    55,126,376
                                                   -----------  -----------   -----     -------   -----------  ------------
NET ASSETS AT END OF PERIOD....................... $        --  $ 3,491,165  $  --     $   631    $30,116,187  $ 22,578,124
                                                   ===========  ===========   =====     =======   ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of period......     239,174      350,845     73         435      3,844,300     4,747,906
       Units issued...............................      29,765        7,584     --          --        158,709       523,129
       Units redeemed.............................    (268,939)    (119,255)   (73)       (362)      (835,214)   (1,426,735)
                                                   -----------  -----------   -----     -------   -----------  ------------
    Units outstanding at end of period............          --      239,174     --          73      3,167,795     3,844,300
                                                   ===========  ===========   =====     =======   ===========  ============

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      THE UNIVERSAL              THE UNIVERSAL          THE UNIVERSAL
                                                 INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                                       SUB-ACCOUNT                SUB-ACCOUNT            SUB-ACCOUNT
                                                 ------------------------  -------------------------  ------------------------
                                                     VAN KAMPEN UIF              VAN KAMPEN UIF         VAN KAMPEN UIF
                                                        CORE PLUS                   EMERGING                GLOBAL
                                                      FIXED INCOME               MARKETS EQUITY          VALUE EQUITY
                                                 ------------------------  -------------------------  ------------------------
                                                    2009         2008          2009         2008        2009         2008
                                                 ----------   ----------   -----------  ------------    -------     --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   79,233   $   40,414   $  (470,992) $   (726,490) $   930      $    434
Net realized gains (losses).....................    (35,618)     (29,939)   (1,722,004)   15,199,742   (8,603)       10,707
Change in unrealized gains (losses).............     37,367     (176,388)   16,865,660   (47,927,754)   8,650       (29,817)
                                                 ----------   ----------   -----------  ------------    -------     --------
Increase (decrease) in net assets from
 operations.....................................     80,982     (165,913)   14,672,664   (33,454,502)     977       (18,676)
                                                 ----------   ----------   -----------  ------------    -------     --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         --           --        52,739        38,894       --            --
Benefit payments................................    (73,752)    (101,189)     (670,183)     (560,601)      --            --
Payments on termination.........................   (216,128)    (223,597)   (1,484,809)   (8,313,929)  (8,608)       (3,823)
Contract maintenance charge.....................       (371)        (389)      (14,126)      (15,069)     (27)          (39)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    453,112     (288,286)    2,046,838    (2,076,193)     275          (626)
                                                 ----------   ----------   -----------  ------------    -------     --------
Increase (decrease) in net assets from contract
 transactions...................................    162,861     (613,461)      (69,541)  (10,926,898)  (8,360)       (4,488)
                                                 ----------   ----------   -----------  ------------    -------     --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    243,843     (779,374)   14,603,123   (44,381,400)  (7,383)      (23,164)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................    993,450    1,772,824    22,241,663    66,623,063   26,533        49,697
                                                 ----------   ----------   -----------  ------------    -------     --------
NET ASSETS AT END OF PERIOD..................... $1,237,293   $  993,450   $36,844,786  $ 22,241,663  $19,150      $ 26,533
                                                 ==========   ==========   ===========  ============    =======     ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....     87,884      138,973     1,971,083     2,501,960    3,004         3,318
       Units issued.............................     41,539        1,555       341,586       242,129       25            55
       Units redeemed...........................    (27,540)     (52,644)     (364,051)     (773,006)  (1,190)         (369)
                                                 ----------   ----------   -----------  ------------    -------     --------
    Units outstanding at end of period..........    101,883       87,884     1,948,618     1,971,083    1,839         3,004
                                                 ==========   ==========   ===========  ============    =======     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   THE UNIVERSAL                 THE UNIVERSAL              THE UNIVERSAL
                                                 INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                                    SUB-ACCOUNT                   SUB-ACCOUNT                SUB-ACCOUNT
                                                 ------------------------  -------------------------  -------------------------
                                                                                 VAN KAMPEN UIF
                                                  VAN KAMPEN UIF                 INTERNATIONAL              VAN KAMPEN UIF
                                                    HIGH YIELD                       MAGNUM                 MID CAP GROWTH
                                                 ------------------------  -------------------------  -------------------------
                                                   2009         2008           2009         2008          2009         2008
                                                   -------      -------    -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   367      $   639      $   236,823  $    436,006  $  (302,720) $   (237,716)
Net realized gains (losses).....................     343          379       (2,203,933)    2,996,354   (1,855,359)    7,622,383
Change in unrealized gains (losses).............   1,081       (3,104)       6,446,903   (19,163,731)  10,006,419   (23,201,476)
                                                   -------      -------    -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations.....................................   1,791       (2,086)       4,479,793   (15,731,371)   7,848,340   (15,816,809)
                                                   -------      -------    -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      --           --            3,598        38,644        2,909        36,385
Benefit payments................................      --           --         (704,021)     (729,282)    (542,405)     (876,195)
Payments on termination.........................  (1,244)      (1,097)      (1,162,455)   (4,891,704)  (1,447,449)   (4,217,896)
Contract maintenance charge.....................     (14)         (17)          (8,980)      (10,081)      (8,448)       (8,723)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................     (31)        (442)        (180,899)     (362,661)    (682,349)   (1,238,388)
                                                   -------      -------    -----------  ------------  -----------  ------------
Increase (decrease) in net assets from contract
 transactions...................................  (1,289)      (1,556)      (2,052,757)   (5,955,084)  (2,677,742)   (6,304,817)
                                                   -------      -------    -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     502       (3,642)       2,427,036   (21,686,455)   5,170,598   (22,121,626)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   5,342        8,984       16,897,093    38,583,548   16,009,889    38,131,515
                                                   -------      -------    -----------  ------------  -----------  ------------
NET ASSETS AT END OF PERIOD..................... $ 5,844      $ 5,342      $19,324,129  $ 16,897,093  $21,180,487  $ 16,009,889
                                                   =======      =======    ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     504          644        2,241,569     2,796,650    1,673,653     2,085,370
       Units issued.............................       2          103          292,875       276,521      162,884       208,778
       Units redeemed...........................    (112)        (243)        (554,437)     (831,602)    (412,916)     (620,495)
                                                   -------      -------    -----------  ------------  -----------  ------------
    Units outstanding at end of period..........     394          504        1,980,007     2,241,569    1,423,621     1,673,653
                                                   =======      =======    ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 THE UNIVERSAL              THE UNIVERSAL           THE UNIVERSAL
                                           INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                                  SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
                                           -------------------------  -------------------------  ------------------------
                                                 VAN KAMPEN UIF             VAN KAMPEN UIF
                                                  U.S. MID CAP                U.S. REAL             VAN KAMPEN UIF
                                                     VALUE                      ESTATE                  VALUE
                                           -------------------------  -------------------------  ------------------------
                                               2009         2008          2009         2008        2009          2008
                                           -----------  ------------  -----------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (213,859) $   (698,025) $   308,322  $    606,872  $  1,340     $   2,992
Net realized gains (losses)...............  (6,117,575)   23,613,993   (3,040,544)   13,372,956   (19,772)       (1,945)
Change in unrealized gains (losses).......  23,337,971   (64,554,584)   7,591,218   (27,749,353)   38,152       (74,650)
                                           -----------  ------------  -----------  ------------   --------     ---------
Increase (decrease) in net assets from
 operations...............................  17,006,537   (41,638,616)   4,858,996   (13,769,525)   19,720       (73,603)
                                           -----------  ------------  -----------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      52,324       108,137        8,605        67,909        --            --
Benefit payments..........................  (1,190,807)   (1,614,256)    (587,251)     (740,885)   (8,799)      (24,376)
Payments on termination...................  (4,089,817)  (15,632,639)  (1,507,079)   (7,395,946)  (14,641)      (57,624)
Contract maintenance charge...............     (67,999)      (76,780)     (10,493)      (12,443)      (96)          (99)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (2,310,798)   (7,130,375)     136,011    (4,170,629)   (7,590)      (11,169)
                                           -----------  ------------  -----------  ------------   --------     ---------
Increase (decrease) in net assets from
 contract transactions....................  (7,607,097)  (24,345,913)  (1,960,207)  (12,251,994)  (31,126)      (93,268)
                                           -----------  ------------  -----------  ------------   --------     ---------
INCREASE (DECREASE) IN NET
 ASSETS...................................   9,399,440   (65,984,529)   2,898,789   (26,021,519)  (11,406)     (166,871)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  51,011,886   116,996,415   20,587,876    46,609,395    85,574       252,445
                                           -----------  ------------  -----------  ------------   --------     ---------
NET ASSETS AT END OF PERIOD............... $60,411,326  $ 51,011,886  $23,486,665  $ 20,587,876  $ 74,168     $  85,574
                                           ===========  ============  ===========  ============   ========     =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   5,830,452     7,725,721    1,251,391     1,726,345     9,106        17,265
       Units issued.......................     249,627       369,799      140,467       101,367     1,056           235
       Units redeemed.....................  (1,041,830)   (2,265,068)    (257,945)     (576,321)   (4,047)       (8,394)
                                           -----------  ------------  -----------  ------------   --------     ---------
    Units outstanding at end of period....   5,038,249     5,830,452    1,133,913     1,251,391     6,115         9,106
                                           ===========  ============  ===========  ============   ========     =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL
                                            FUNDS, INC. (CLASS II)     FUNDS, INC. (CLASS II)       FUNDS, INC. (CLASS II)
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------   --------------------------  -------------------------
                                                                           VAN KAMPEN UIF               VAN KAMPEN UIF
                                                VAN KAMPEN UIF                EMERGING                     EMERGING
                                          CAPITAL GROWTH (CLASS II)    MARKETS DEBT (CLASS II)    MARKETS EQUITY (CLASS II)
                                          -------------------------   --------------------------  -------------------------
                                              2009          2008          2009          2008          2009          2008
                                          -----------   ------------  -----------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (138,990)  $   (219,661) $ 1,258,989   $ 1,374,430   $  (247,022)  $   (442,670)
Net realized gains (losses)..............    (145,309)       407,488     (854,602)      (55,857)   (1,491,340)     8,535,830
Change in unrealized gains (losses)......   4,439,121     (8,507,557)   4,474,082    (5,565,198)    9,374,581    (27,939,017)
                                          -----------   ------------  -----------   -----------   -----------   ------------
Increase (decrease) in net assets from
 operations..............................   4,154,822     (8,319,730)   4,878,469    (4,246,625)    7,636,219    (19,845,857)
                                          -----------   ------------  -----------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       4,402         19,611       55,476       210,877        19,403         25,704
Benefit payments.........................    (187,051)      (961,364)    (407,058)     (186,771)     (215,169)      (202,464)
Payments on termination..................    (650,132)      (982,266)  (1,918,285)   (3,391,622)   (1,548,340)    (6,091,790)
Contract maintenance charge..............     (32,384)       (35,805)    (100,875)     (109,214)      (89,861)      (125,593)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (733,974)      (972,853)     625,427    (2,120,539)      546,883     (3,153,369)
                                          -----------   ------------  -----------   -----------   -----------   ------------
Increase (decrease) in net assets from
 contract transactions...................  (1,599,139)    (2,932,677)  (1,745,315)   (5,597,269)   (1,287,084)    (9,547,512)
                                          -----------   ------------  -----------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,555,683    (11,252,407)   3,133,154    (9,843,894)    6,349,135    (29,393,369)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   7,452,124     18,704,531   18,941,693    28,785,587    12,285,904     41,679,273
                                          -----------   ------------  -----------   -----------   -----------   ------------
NET ASSETS AT END OF
 PERIOD.................................. $10,007,807   $  7,452,124  $22,074,847   $18,941,693   $18,635,039   $ 12,285,904
                                          ===========   ============  ===========   ===========   ===========   ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     921,448      1,145,736    1,264,082     1,611,492       654,269        945,069
       Units issued......................      33,240        142,882      162,499       153,771        92,308         64,436
       Units redeemed....................    (198,349)      (367,170)    (278,202)     (501,181)     (153,251)      (355,236)
                                          -----------   ------------  -----------   -----------   -----------   ------------
    Units outstanding at end of
     period..............................     756,339        921,448    1,148,379     1,264,082       593,326        654,269
                                          ===========   ============  ===========   ===========   ===========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                       THE UNIVERSAL
                                          THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL      INSTITUTIONAL
                                            FUNDS, INC. (CLASS II)      FUNDS, INC. (CLASS II)     FUNDS, INC. (CLASS II)
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------   -------------------------   -----------------------
                                                VAN KAMPEN UIF              VAN KAMPEN UIF             VAN KAMPEN UIF
                                                  EQUITY AND                    GLOBAL                  INT'L GROWTH
                                              INCOME (CLASS II)          FRANCHISE (CLASS II)        EQUITY (CLASS II)
                                          -------------------------   -------------------------   -----------------------
                                              2009          2008          2009          2008         2009         2008
                                          -----------   ------------  -----------   ------------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   567,693   $    507,706  $ 4,287,072   $     68,425  $  (30,265) $   (71,686)
Net realized gains (losses)..............  (2,050,677)       889,973     (160,330)     4,898,031    (303,664)     (65,365)
Change in unrealized gains (losses)......  10,222,886    (18,767,451)  12,292,926    (37,643,881)  1,389,961   (2,475,294)
                                          -----------   ------------  -----------   ------------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................   8,739,902    (17,369,772)  16,419,668    (32,677,425)  1,056,032   (2,612,345)
                                          -----------   ------------  -----------   ------------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      37,426        384,086       37,579        363,891          --       54,420
Benefit payments.........................  (1,300,853)    (1,622,106)  (1,215,180)    (1,224,761)    (68,286)     (40,021)
Payments on termination..................  (4,480,323)    (9,435,717)  (5,275,710)   (11,057,698)   (150,007)    (426,249)
Contract maintenance charge..............    (178,749)      (206,201)    (323,204)      (377,184)    (23,503)     (21,536)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (271,234)    (5,536,936)  (2,797,877)    (7,026,071)    160,242      895,829
                                          -----------   ------------  -----------   ------------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (6,193,733)   (16,416,874)  (9,574,392)   (19,321,823)    (81,554)     462,443
                                          -----------   ------------  -----------   ------------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   2,546,169    (33,786,646)   6,845,276    (51,999,248)    974,478   (2,149,902)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  47,934,132     81,720,778   67,172,026    119,171,274   3,061,925    5,211,827
                                          -----------   ------------  -----------   ------------  ----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $50,480,301   $ 47,934,132  $74,017,302   $ 67,172,026  $4,036,403  $ 3,061,925
                                          ===========   ============  ===========   ============  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   4,556,043      5,858,010    5,440,415      6,729,214     502,258      432,590
       Units issued......................     456,334        645,822      355,038        612,502     129,131      228,618
       Units redeemed....................  (1,031,012)    (1,947,789)  (1,102,542)    (1,901,301)   (138,026)    (158,950)
                                          -----------   ------------  -----------   ------------  ----------  -----------
    Units outstanding at end of
     period..............................   3,981,365      4,556,043    4,692,911      5,440,415     493,363      502,258
                                          ===========   ============  ===========   ============  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                          THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL THE UNIVERSAL INSTITUTIONAL
                                            FUNDS, INC. (CLASS II)      FUNDS, INC. (CLASS II)      FUNDS, INC. (CLASS II)
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                          -------------------------   -------------------------   -------------------------
                                                                            VAN KAMPEN UIF              VAN KAMPEN UIF
                                                VAN KAMPEN UIF              SMALL COMPANY                U.S. MID CAP
                                          MID CAP GROWTH (CLASS II)       GROWTH (CLASS II)            VALUE (CLASS II)
                                          -------------------------   -------------------------   -------------------------
                                              2009          2008          2009          2008          2009          2008
                                          -----------   ------------  -----------   ------------  -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (504,647)  $   (447,632) $  (211,978)  $   (286,107) $  (206,452)  $   (555,740)
Net realized gains (losses)..............  (4,365,672)    10,722,001   (1,065,192)     1,148,490   (6,463,315)    15,734,906
Change in unrealized gains (losses)......  18,035,301    (36,884,476)   5,880,984     (9,586,835)  20,023,617    (45,707,511)
                                          -----------   ------------  -----------   ------------  -----------   ------------
Increase (decrease) in net assets from
 operations..............................  13,164,982    (26,610,107)   4,603,814     (8,724,452)  13,353,850    (30,528,345)
                                          -----------   ------------  -----------   ------------  -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     110,096        281,192       23,798         44,758       24,092        251,709
Benefit payments.........................    (600,001)      (606,140)    (344,163)      (288,681)    (979,497)    (1,145,180)
Payments on termination..................  (2,648,763)    (7,918,613)    (778,472)    (1,508,482)  (2,879,570)    (6,986,003)
Contract maintenance charge..............    (179,900)      (216,008)     (65,515)       (67,225)    (226,001)      (263,742)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (3,346,215)       106,184     (379,140)    (1,018,101)  (3,566,628)      (386,941)
                                          -----------   ------------  -----------   ------------  -----------   ------------
Increase (decrease) in net assets from
 contract transactions...................  (6,664,783)    (8,353,385)  (1,543,492)    (2,837,731)  (7,627,604)    (8,530,157)
                                          -----------   ------------  -----------   ------------  -----------   ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   6,500,199    (34,963,492)   3,060,322    (11,562,183)   5,726,246    (39,058,502)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  27,843,283     62,806,775   11,621,636     23,183,819   40,747,228     79,805,730
                                          -----------   ------------  -----------   ------------  -----------   ------------
NET ASSETS AT END OF
 PERIOD.................................. $34,343,482   $ 27,843,283  $14,681,958   $ 11,621,636  $46,473,474   $ 40,747,228
                                          ===========   ============  ===========   ============  ===========   ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,169,916      3,587,382    1,011,155      1,182,095    3,723,846      4,183,056
       Units issued......................     334,259      1,079,923      110,037         99,059      228,872        667,512
       Units redeemed....................    (984,333)    (1,497,389)    (234,981)      (269,999)    (843,648)    (1,126,722)
                                          -----------   ------------  -----------   ------------  -----------   ------------
    Units outstanding at end of
     period..............................   2,519,842      3,169,916      886,211      1,011,155    3,109,070      3,723,846
                                          ===========   ============  ===========   ============  ===========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          THE UNIVERSAL INSTITUTIONAL      VAN KAMPEN LIFE            VAN KAMPEN LIFE
                                            FUNDS, INC. (CLASS II)         INVESTMENT TRUST           INVESTMENT TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  -------------------------  -------------------------
                                                VAN KAMPEN UIF
                                                   U.S. REAL
                                               ESTATE (CLASS II)          LIT CAPITAL GROWTH            LIT COMSTOCK
                                          --------------------------  -------------------------  -------------------------
                                              2009          2008          2009         2008          2009         2008
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    618,977  $    798,200  $  (320,260) $   (330,647) $ 1,239,358  $    717,825
Net realized gains (losses)..............  (12,864,734)   22,622,835   (2,264,622)   (1,837,373)  (3,503,709)    1,940,202
Change in unrealized gains (losses)......   24,898,064   (51,361,578)  13,534,015   (17,725,762)  11,005,018   (27,195,100)
                                          ------------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   12,652,307   (27,940,543)  10,949,133   (19,893,782)   8,740,667   (24,537,073)
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       68,431       272,405       28,709       268,457       76,481        51,191
Benefit payments.........................     (931,097)   (1,208,293)    (651,738)     (856,061)  (1,419,372)   (1,484,499)
Payments on termination..................   (3,184,357)   (8,209,237)  (1,634,940)   (4,587,830)  (3,019,699)   (8,901,669)
Contract maintenance charge..............     (247,036)     (310,116)     (25,973)      (28,621)     (24,276)      (29,015)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,583,564)   (3,536,483)  (1,099,637)   (1,504,129)  (2,060,414)   (5,643,692)
                                          ------------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (8,877,623)  (12,991,724)  (3,383,579)   (6,708,184)  (6,447,280)  (16,007,684)
                                          ------------  ------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................    3,774,684   (40,932,267)   7,565,554   (26,601,966)   2,293,387   (40,544,757)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   47,539,474    88,471,741   18,810,257    45,412,223   38,124,904    78,669,661
                                          ------------  ------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 51,314,158  $ 47,539,474  $26,375,811  $ 18,810,257  $40,418,291  $ 38,124,904
                                          ============  ============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,316,683     3,775,593    3,875,954     4,616,891    4,330,573     5,663,574
       Units issued......................      659,868       781,237      224,345       304,861      287,123       262,657
       Units redeemed....................   (1,146,055)   (1,240,147)    (761,687)   (1,045,798)    (996,102)   (1,595,658)
                                          ------------  ------------  -----------  ------------  -----------  ------------
    Units outstanding at end of
     period..............................    2,830,496     3,316,683    3,338,612     3,875,954    3,621,594     4,330,573
                                          ============  ============  ===========  ============  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                     VAN KAMPEN
                                               VAN KAMPEN LIFE          VAN KAMPEN LIFE           LIFE INVESTMENT
                                              INVESTMENT TRUST         INVESTMENT TRUST           TRUST (CLASS II)
                                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                           ----------------------  ------------------------  -------------------------
                                                                                                    LIT CAPITAL
                                               LIT GOVERNMENT          LIT MONEY MARKET          GROWTH (CLASS II)
                                           ----------------------  ------------------------  -------------------------
                                              2009        2008       2009 (V)       2008         2009         2008
                                           ----------  ----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   49,859  $   42,175  $   (48,189) $    22,958  $  (532,609) $   (692,142)
Net realized gains (losses)...............    (10,067)    (10,048)          --           --   (1,087,895)      969,923
Change in unrealized gains (losses).......    (46,509)    (33,141)          --           --   16,603,977   (27,932,825)
                                           ----------  ----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 operations...............................     (6,717)     (1,014)     (48,189)      22,958   14,983,473   (27,655,044)
                                           ----------  ----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      2,827       4,490       25,128       32,583       42,388       149,184
Benefit payments..........................     (3,199)         --           --      (56,836)    (534,928)     (543,110)
Payments on termination...................   (151,222)   (207,185)  (1,383,915)  (1,664,249)  (1,831,602)   (6,723,619)
Contract maintenance charge...............       (736)       (786)      (6,797)      (7,801)    (107,115)     (117,540)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (111,412)    (28,667)  (2,271,248)   1,978,427   (2,073,733)   (2,461,863)
                                           ----------  ----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions....................   (263,742)   (232,148)  (3,636,832)     282,124   (4,504,990)   (9,696,948)
                                           ----------  ----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (270,459)   (233,162)  (3,685,021)     305,082   10,478,483   (37,351,992)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,172,195   1,405,357    3,685,021    3,379,939   26,105,452    63,457,444
                                           ----------  ----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF PERIOD............... $  901,736  $1,172,195  $        --  $ 3,685,021  $36,583,935  $ 26,105,452
                                           ==========  ==========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     96,359     116,043      318,896      294,148    4,416,207     5,416,063
       Units issued.......................     22,463      18,809      196,744      284,643      205,261       513,990
       Units redeemed.....................    (44,511)    (38,493)    (515,640)    (259,895)    (843,117)   (1,513,846)
                                           ----------  ----------  -----------  -----------  -----------  ------------
    Units outstanding at end of period....     74,311      96,359           --      318,896    3,778,351     4,416,207
                                           ==========  ==========  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   VAN KAMPEN                  VAN KAMPEN                 VAN KAMPEN
                                                LIFE INVESTMENT             LIFE INVESTMENT            LIFE INVESTMENT
                                                TRUST (CLASS II)            TRUST (CLASS II)           TRUST (CLASS II)
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          ---------------------------  -------------------------  -------------------------
                                                                         LIT GROWTH AND INCOME        LIT MID CAP GROWTH
                                            LIT COMSTOCK (CLASS II)            (CLASS II)                 (CLASS II)
                                          ---------------------------  -------------------------  -------------------------
                                              2009           2008          2009         2008          2009         2008
                                          ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  3,823,770  $   1,531,658  $ 1,645,256  $    318,418  $  (182,196) $   (259,356)
Net realized gains (losses)..............  (11,337,107)     7,009,730   (4,296,229)    3,115,976   (1,482,457)    5,425,218
Change in unrealized gains (losses)......   42,579,696   (104,699,949)  19,943,191   (50,606,944)   6,321,039   (14,096,010)
                                          ------------  -------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 operations..............................   35,066,359    (96,158,561)  17,292,218   (47,172,550)   4,656,386    (8,930,148)
                                          ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       61,771        600,481      125,468       448,881       14,287        75,220
Benefit payments.........................   (3,746,540)    (3,911,096)  (1,954,481)   (2,639,827)    (150,466)      (56,023)
Payments on termination..................  (11,256,863)   (33,375,062)  (6,343,504)  (15,257,592)    (675,266)   (2,751,310)
Contract maintenance charge..............     (536,141)      (658,891)    (418,891)     (491,515)     (45,555)      (47,227)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (6,364,646)   (15,139,508)  (1,135,780)   (7,226,819)    (108,771)     (122,616)
                                          ------------  -------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (21,842,419)   (52,484,076)  (9,727,188)  (25,166,872)    (965,771)   (2,901,956)
                                          ------------  -------------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   13,223,940   (148,642,637)   7,565,030   (72,339,422)   3,690,615   (11,832,104)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  149,245,690    297,888,327   84,836,686   157,176,108    9,250,198    21,082,302
                                          ------------  -------------  -----------  ------------  -----------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $162,469,630  $ 149,245,690  $92,401,716  $ 84,836,686  $12,940,813  $  9,250,198
                                          ============  =============  ===========  ============  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   16,334,172     20,552,912    7,078,488     8,749,257    1,132,497     1,352,937
       Units issued......................      915,827      1,382,696      681,845       678,700      127,131       177,557
       Units redeemed....................   (3,169,248)    (5,601,436)  (1,444,987)   (2,349,469)    (228,779)     (397,997)
                                          ------------  -------------  -----------  ------------  -----------  ------------
    Units outstanding at end of period...   14,080,751     16,334,172    6,315,346     7,078,488    1,030,849     1,132,497
                                          ============  =============  ===========  ============  ===========  ============

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                          VAN KAMPEN
                                                                       LIFE INVESTMENT
                                                                       TRUST (CLASS II)
                                                                         SUB-ACCOUNT
                                                                  -------------------------
                                                                          LIT MONEY
                                                                      MARKET (CLASS II)
                                                                  -------------------------
                                                                    2009 (V)        2008
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)..................................... $   (492,553) $    57,700
Net realized gains (losses)......................................           --           --
Change in unrealized gains (losses)..............................           --           --
                                                                  ------------  -----------
Increase (decrease) in net assets from operations................     (492,553)      57,700
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits.........................................................       34,543      495,967
Benefit payments.................................................     (785,869)  (1,533,306)
Payments on termination..........................................   (8,666,083)  (7,804,928)
Contract maintenance charge......................................     (155,167)    (156,284)
Transfers among the sub-accounts and with the Fixed Account--net.  (25,165,760)  11,383,305
                                                                  ------------  -----------
Increase (decrease) in net assets from contract transactions.....  (34,738,336)   2,384,754
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS................................  (35,230,889)   2,442,454
NET ASSETS AT BEGINNING OF PERIOD................................   35,230,889   32,788,435
                                                                  ------------  -----------
NET ASSETS AT END OF PERIOD...................................... $         --  $35,230,889
                                                                  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....................    3,347,861    3,117,995
       Units issued..............................................    1,442,010    2,857,851
       Units redeemed............................................   (4,789,871)  (2,627,985)
                                                                  ------------  -----------
    Units outstanding at end of period...........................           --    3,347,861
                                                                  ============  ===========

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

   Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   On June 1, 2006, Allstate Life completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate Life's contractual obligations to the contractholders. Allstate Life continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate Life. Allstate Life issues the following variable annuity contracts through the Account (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the
Account:

   Products marked with a "(C)" are closed to new contractholders but continue to accept deposits from existing contractholders.

    . AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) (C)
    .  AIM Lifetime Enhanced Choice/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ II Variable Annuity (C)
    .  Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
    .  Allstate Advisor (STI) Variable Annuity (Base and Preferred) (C)
    .  Allstate Personal Retirement Manager (C)
    .  Allstate Provider Variable Annuity (C)
    .  Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra)
       (C)
    .  Allstate Retirement Access VA B Series
    .  Allstate Retirement Access VA L Series
    .  Allstate Retirement Access VA X Series
    .  Allstate Variable Annuity (Base and L-Share) (C)
    .  Morgan Stanley Variable Annuity (C)
    .  Morgan Stanley Variable Annuity II (C)
    .  Morgan Stanley Variable Annuity II Asset Manager (C)
    .  Morgan Stanley Variable Annuity 3 (C)
    .  Morgan Stanley Variable Annuity 3 AssetManager (C)
    .  Preferred Client Variable Annuity (C)
    .  Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex)
       (C)
    .  Scudder Horizon Advantage Variable Annuity (C)
    .  SelectDirections Variable Annuity (C)
    .  STI Classic Variable Annuity (C)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

ADVANCED SERIES TRUST                                  ADVANCED SERIES TRUST (CONTINUED)
    AST Academic Strategies Asset Allocation               AST JPMorgan International Equity
    AST Advanced Strategies                                AST Large-Cap Value
    AST Aggressive Asset Allocation                        AST Lord Abbett Bond Debenture
    AST AllianceBernstein Core Value                       AST Marsico Capital Growth
    AST AllianceBernstein Growth & Income                  AST MFS Global Equity
    AST American Century Income & Growth                   AST MFS Growth
    AST Balanced Asset Allocation                          AST Mid-Cap Value
    AST Bond Portfolio 2018 (For the period                AST Money Market
       beginning January 28, 2008 and ended                AST Neuberger Berman/LSV Mid-Cap Value
       December 31, 2009)                                  AST Neuberger Berman Mid-Cap Growth
    AST Bond Portfolio 2019 (For the period                AST Neuberger Berman Small-Cap Growth
       beginning January 28, 2008 and ended                AST Niemann Capital Growth Asset Allocation
       December 31, 2009)                                  AST Parametric Emerging Markets Equity (For
    AST Bond Portfolio 2020 (For the period                   period beginning July 21, 2008, and ended
       beginning January 2, 2009 and ended                    December 31, 2009)
       December 31, 2009)                                  AST PIMCO Limited Maturity Bond
    AST Capital Growth Asset Allocation                    AST PIMCO Total Return Bond
    AST CLS Growth Asset Allocation                        AST Preservation Asset Allocation
    AST CLS Moderate Asset Allocation                      AST QMA US Equity Alpha
    AST Cohen & Steers Realty                              AST Schroders Multi-Asset World Strategies
    AST DeAm Large-Cap Value                               AST Small-Cap Growth
    AST DeAm Small-Cap Value (For the period               AST Small-Cap Value
       beginning January 1, 2008 and ended July 18,        AST T. Rowe Price Asset Allocation
       2008)                                               AST T. Rowe Price Global Bond
    AST Federated Aggressive Growth                        AST T. Rowe Price Large-Cap Growth
    AST First Trust Balanced Target                        AST T. Rowe Price Natural Resources
    AST First Trust Capital Appreciation Target            AST UBS Dynamic Alpha
    AST Focus Four Plus Portfolio (For the period          AST Western Assets Core Plus Bond*
       beginning July 21, 2008 and ended
       November 13, 2009)                              AIM VARIABLE INSURANCE FUNDS
    AST Global Real Estate (For the period beginning       AIM V. I. Basic Balanced
       July 21, 2008 and ended December 31, 2009)          AIM V. I. Basic Value
    AST Goldman Sachs Concentrated Growth                  AIM V. I. Capital Appreciation
    AST Goldman Sachs Mid-Cap Growth                       AIM V. I. Capital Development
    AST Goldman Sachs Small-Cap Value                      AIM V. I. Core Equity
    AST High Yield                                         AIM V. I. Diversified Income
    AST Horizon Growth Asset Allocation                    AIM V. I. Government Securities
    AST Horizon Moderate Asset Allocation                  AIM V. I. High Yield
    AST International Growth                               AIM V. I. International Growth
    AST International Value                                AIM V. I. Large Cap Growth
    AST Investment Grade Bond (For the period              AIM V. I. Mid Cap Core Equity
       beginning January 28, 2008 and ended                AIM V. I. Money Market
       December 31, 2009)                                  AIM V. I. Technology
                                                           AIM V. I. Utilities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS SERIES II              FEDERATED INSURANCE SERIES
    AIM V. I. Basic Balanced II                         Federated Prime Money Fund II
    AIM V. I. Basic Value II
    AIM V. I. Capital Appreciation II               FIDELITY VARIABLE INSURANCE PRODUCTS FUND
    AIM V. I. Capital Development II                    VIP Contrafund
    AIM V. I. Core Equity II                            VIP Equity-Income
    AIM V. I. Diversified Income II                     VIP Growth
    AIM V. I. Government Securities II                  VIP High Income
    AIM V. I. High Yield II                             VIP Index 500
    AIM V. I. International Growth II                   VIP Investment Grade Bond
    AIM V. I. Large Cap Growth II                       VIP Overseas
    AIM V. I. Mid Cap Core Equity II
    AIM V. I. Money Market II                       FIDELITY VARIABLE INSURANCE PRODUCTS FUND
    AIM V. I. Technology II                         (SERVICE CLASS 2)
    AIM V. I. Utilities II                              VIP Asset Manager Growth (Service Class 2)
                                                        VIP Contrafund (Service Class 2)
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND          VIP Equity-Income (Service Class 2)
    AllianceBernstein VPS Growth                        VIP Freedom 2010 Portfolio (Service Class 2)
    AllianceBernstein VPS Growth & Income               VIP Freedom 2020 Portfolio (Service Class 2)
    AllianceBernstein VPS International Value           VIP Freedom 2030 Portfolio (Service Class 2)
    AllianceBernstein VPS Large Cap Growth              VIP Freedom Income Portfolio (Service Class 2)
    AllianceBernstein VPS Small/Mid Cap Value           VIP Growth & Income (Service Class 2)
    AllianceBernstein VPS Utility Income (For the       VIP Growth (Service Class 2)
       period beginning January 1, 2009 and ended       VIP Growth Stock Portfolio (Service Class 2)
       September 25, 2009)                                 (Previously known as VIP Freedom Growth
    AllianceBernstein VPS Value                            Stock Portfolio (Service Class 2))
                                                        VIP High Income (Service Class 2)
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.              VIP Index 500 (Service Class 2)
    American Century VP Balanced                        VIP Investment Grade Bond (Service Class 2)
                                                        VIP MidCap (Service Class 2)
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.          VIP Money Market (Service Class 2)
    Dreyfus Socially Responsible Growth Fund            VIP Overseas (Service Class 2)

DREYFUS STOCK INDEX FUND                            FRANKLIN TEMPLETON VARIABLE INSURANCE
    Dreyfus Stock Index Fund                        PRODUCTS TRUST
                                                        Franklin Flex Cap Growth Securities
DREYFUS VARIABLE INVESTMENT FUND                        Franklin Growth and Income Securities
    VIF Growth & Income                                 Franklin High Income Securities
    VIF Money Market                                    Franklin Income Securities
                                                        Franklin Large Cap Growth Securities
DWS VARIABLE SERIES I                                   Franklin Small Cap Value Securities
    DWS Bond VIP A                                      Franklin Small-Mid Cap Growth Securities
    DWS Capital Growth VIP A                            Franklin U.S. Government
    DWS Global Opportunities VIP A                      Mutual Global Discovery Securities (Previously
    DWS Growth and Income VIP A                            known as Mutual Discovery Securities)
    DWS International VIP A                             Mutual Shares Securities
                                                        Templeton Developing Markets Securities
DWS VARIABLE SERIES II                                  Templeton Foreign Securities
    DWS Balanced VIP A II                               Templeton Global Bond Securities (Previously
    DWS Money Market VIP A II                              known as Templeton Global Income
    DWS Small Cap Growth VIP A II                          Securities)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS          MFS VARIABLE INSURANCE TRUST (CONTINUED)
TRUST (CONTINUED)                                           MFS Investors Trust
    Templeton Growth Securities                             MFS New Discovery
    Franklin Templeton VIP Founding Funds                   MFS Research
       Allocation (For the period beginning May 1,          MFS Research Bond
       2008 and ended December 31, 2009)                    MFS Utilities

GOLDMAN SACHS VARIABLE INSURANCE TRUST                  MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
    VIT Capital Growth                                      MFS Growth (Service Class)
    VIT Growth and Income                                   MFS Investors Trust (Service Class)
    VIT Mid Cap Value                                       MFS New Discovery (Service Class)
    VIT Strategic International Equity                      MFS Research (Service Class)
    VIT Structured Small Cap Equity                         MFS Utilities (Service Class)
    VIT Structured U. S. Equity
                                                        MORGAN STANLEY VARIABLE INVESTMENT SERIES
JANUS ASPEN SERIES                                          Aggressive Equity
    Forty Portfolio                                         Capital Opportunities
                                                            Dividend Growth
JANUS ASPEN SERIES (SERVICE SHARES)                         European Equity
    Foreign Stock (Service Shares) (On April 30, 2008       Global Advantage (For the period beginning
       Foreign Stock (Service Shares) merged into              January 1, 2009 and ended April 24, 2009)
       International Growth (Service Shares)) (For          Global Dividend Growth
       the period beginning January 1, 2008 and             High Yield
       ended April 29, 2008)                                Income Builder
    Overseas (Service Shares) (Previously known as          Income Plus
       International Growth (Service Shares) For the        Limited Duration
       period beginning January 1, 2008 and ended           Money Market
       December 31, 2009)                                   S&P 500 Index
                                                            Strategist
LAZARD RETIREMENT SERIES, INC.                              Utilities
    Emerging Markets Equity
                                                        MORGAN STANLEY VARIABLE INVESTMENT SERIES
LEGG MASON VARIABLE INCOME TRUST                        (CLASS Y SHARES)
    Legg Mason ClearBridge Variable Fundamental             Aggressive Equity (Class Y Shares)
       Value Portfolio I (Previously known as Legg          Capital Opportunities (Class Y Shares)
       Mason Variable Fundamental Value Portfolio)          Dividend Growth (Class Y Shares)
                                                            European Equity (Class Y Shares)
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC              Global Advantage (Class Y Shares) (For the
    Legg Mason ClearBridge Variable Investors                  period beginning January 1, 2009 and ended
       Portfolio I (Previously known as Legg Mason             April 24, 2009)
       Variable Investors Portfolio I)                      Global Dividend Growth (Class Y Shares)
                                                            High Yield (Class Y Shares)
LORD ABBETT SERIES FUND                                     Income Builder (Class Y Shares)
    All Value                                               Income Plus (Class Y Shares)
    Bond-Debenture                                          Limited Duration (Class Y Shares)
    Growth and Income                                       Money Market (Class Y Shares)
    Growth Opportunities                                    S&P 500 Index (Class Y Shares)
    Mid-Cap Value                                           Strategist (Class Y Shares)
                                                            Utilities (Class Y Shares)
MFS VARIABLE INSURANCE TRUST
    MFS Growth
    MFS High Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NEUBERGER & BERMAN ADVISORS MANAGEMENT TRUST   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
    AMT Mid-Cap Growth*                            PIMCO VIT RealReturn (Advisor Shares)
    AMT Partners                                   PIMCO VIT Total Return (Advisor Shares)

OPPENHEIMER VARIABLE ACCOUNT FUNDS             PREMIER VARIABLE INSURANCE TRUST
    Oppenheimer Balanced                           OpCap Balanced (For the period beginning
    Oppenheimer Capital Appreciation                  January 1, 2009 and ended April 24, 2009)
    Oppenheimer Core Bond                          NACM Small Cap Portfolio Class I (Previously
    Oppenheimer Global Securities                     known as NACM Small Cap)*
    Oppenheimer High Income
    Oppenheimer Main Street                    PUTNAM VARIABLE TRUST
    Oppenheimer Main Street Small Cap              VT American Government Income
    Oppenheimer MidCap Fund                        VT Capital Appreciation (For the period
    Oppenheimer Strategic Bond                        beginning January 1, 2009 and ended
                                                      February 12, 2009) (On February 13, 2009,
OPPENHEIMER VARIABLE ACCOUNT FUNDS                    VT Capital Appreciation merged into
(SERVICE SHARES ("SS"))                               VT Investors)
    Oppenheimer Balanced (SS)                      VT Capital Opportunities
    Oppenheimer Capital Appreciation (SS)          VT Discovery Growth (For the period beginning
    Oppenheimer Core Bond (SS)                        January 1, 2009 and ended February 12,
    Oppenheimer Global Securities (SS)                2009) (On February 13, 2009,
    Oppenheimer High Income (SS)                      VT Discovery Growth merged into
    Oppenheimer Main Street (SS)                      VT New Opportunities)
    Oppenheimer Main Street                        VT Diversified Income
       Small Cap (SS)                              VT Equity Income
    Oppenheimer Midcap Fund (SS)                   VT The George Putnam Fund of Boston
    Oppenheimer Strategic Bond (SS)                VT Global Asset Allocation
                                                   VT Global Equity
PROFUNDS VP                                        VT Global Health Care (Previously known as
    ProFund VP Consumer Services*                     VT Health Sciences)
    ProFund VP Consumer Goods Portfolio*           VT Global Utilities (Previously known as
    ProFund VP Financials*                            VT Utilities Growth and Income)
    ProFund VP Health Care*                        VT Growth and Income
    ProFund VP Industrials*                        VT Growth Opportunities
    ProFund VP Mid-Cap Growth*                     VT High Yield
    ProFund VP Mid-Cap Value                       VT Income
    ProFund VP Real Estate*                        VT International Equity
    ProFund VP Small-Cap Growth*                   VT International Growth and Income
    ProFund VP Small-Cap Value*                    VT International New Opportunities
    ProFund VP Telecommunications*                 VT Investors
    ProFund VP Utilities                           VT Mid Cap Value
    ProFund VP Large-Cap Growth*                   VT Money Market
    ProFund VP Large-Cap Value                     VT New Opportunities
                                                   VT New Value (For the period beginning
PIMCO VARIABLE INSURANCE TRUST                        January 1, 2009 and ended February 12,
    Foreign Bond (US Dollar Hedged)                   2009) (On February 13, 2009, VT New
    Money Market                                      Value merged into VT Equity Income)
    PIMCO Total Return
    PIMCO VIT Commodity Real Return Strategy
    PIMCO VIT Emerging Markets Bond
       (Advisor Shares)

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST (CONTINUED)                    THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II)
    VT OTC & Emerging Growth (For the period             Van Kampen UIF Capital Growth (Class II)
       beginning January 1, 2009 and ended               Van Kampen UIF Emerging Markets Debt
       February 12, 2009) (On February 13, 2009,            (Class II)
       VT OTC & Emerging Growth merged into              Van Kampen UIF Emerging Markets Equity
       VT Vista)                                            (Class II)
    VT Research                                          Van Kampen UIF Equity and Income (Class II)
    VT Small Cap Value                                   Van Kampen UIF Global Franchise (Class II)
    VT Vista                                             Van Kampen UIF Int'l Growth Equity (Class II)
    VT Voyager                                           Van Kampen UIF Mid Cap Growth (Class II)
                                                         Van Kampen UIF Small Company Growth
RIDGEWORTH VARIABLE TRUST (FOR THE PERIOD                   (Class II)
BEGINNING JANUARY 1, 2009 AND ENDED APRIL 24, 2009)      Van Kampen UIF U.S. Mid Cap Value (Class II)
    RidgeWorth Large Cap Core Equity                     Van Kampen UIF U.S. Real Estate (Class II)
    RidgeWorth Large Cap Growth Stock
    RidgeWorth Large Cap Value Equity                VAN KAMPEN LIFE INVESTMENT TRUST
    RidgeWorth Mid-Cap Core Equity Fund                  LIT Capital Growth
    RidgeWorth Small Cap Value Equity                    LIT Comstock
                                                         LIT Government
RYDEX VARIABLE TRUST                                     LIT Money Market (For the period beginning
    Rydex VT Nasdaq 100 Strategy Fund*                      January 1, 2009 and ended December 18,
                                                            2009)
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    Van Kampen UIF Capital Growth                    VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
    Van Kampen UIF Core Plus Fixed Income                LIT Capital Growth (Class II)
    Van Kampen UIF Emerging Markets Equity               LIT Comstock (Class II)
    Van Kampen UIF Global Value Equity                   LIT Growth and Income (Class II)
    Van Kampen UIF High Yield                            LIT MidCap Growth (Class II)
    Van Kampen UIF International Magnum                  LIT Money Market (Class II) (For the period
    Van Kampen UIF Mid Cap Growth                           beginning January 1, 2009 and ended
    Van Kampen UIF U.S. Mid Cap Value                       December 18, 2009)
    Van Kampen UIF U.S. Real Estate
    Van Kampen UIF Value

--------
*  Fund was available, but had no assets at December 31, 2009

   The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, the

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   INVESTMENTS--Investments consist of shares of the Funds and are stated at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   FAIR VALUE OF FINANCIAL ASSETS--The Financial Accounting Standards Board ("FASB") guidance on fair value measurements and disclosures establishes a fair value measurement framework, provides a single definition of fair value and requires expanded disclosure summarizing fair value measurements. This guidance provides a three-level hierarchy based on the inputs used in the valuation process. The level in the fair values hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

   Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. The Account uses prices that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices may be reduced. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

   Financial assets recorded on the Statements of Net Assets at fair value as of December 31, 2009 comprise investments and are categorized in the fair value hierarchy based on the reliability of inputs to the valuation techniques as follows:

   LEVEL 1: Financial assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

   LEVEL 2: Financial assets whose values are based on the following:
          a) Quoted prices for similar assets in active markets;
          b) Quoted prices for identical or similar assets in non-active markets.

   LEVEL 3: Financial assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the financial assets.

   All investments during the respective periods consist of shares of the Funds that have daily quoted net asset values for identical assets that the Account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers.

   CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate Life and may result in additional amounts being transferred into the Account by Allstate Life to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate Life but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate Life. A payable is established for amounts payable to Allstate Life from the sub-accounts but not yet paid.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   DIVIDENDS--Dividends declared by the Funds are recognized on the ex-dividend date.

   NET REALIZED GAINS AND LOSSES--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

   FEDERAL INCOME TAXES--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits at December 31, 2009 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

   USE OF ESTIMATES--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.  EXPENSES

   MORTALITY AND EXPENSE RISK CHARGE--Allstate Life assumes mortality and expense risks, related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

   ADMINISTRATIVE EXPENSE CHARGE--Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

   CONTRACT MAINTENANCE CHARGE--Allstate Life deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

   WITHDRAWAL CHARGE--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

4.  PURCHASES OF INVESTMENTS

   The cost of purchases of investments for the year ended December 31, 2009 were as follows:

                                                               PURCHASES
                                                              -----------
      Investments in the Advanced Series Trust Sub-Accounts:
         AST Academic Strategies Asset Allocation............ $ 2,636,241
         AST Advanced Strategies.............................   1,308,401
         AST Aggressive Asset Allocation.....................      29,553
         AST AllianceBernstein Core Value....................      26,657
         AST AllianceBernstein Growth & Income...............         619
         AST American Century Income & Growth................       4,006
         AST Balanced Asset Allocation.......................   5,686,853
         AST Bond Portfolio 2018.............................   1,050,781
         AST Bond Portfolio 2019.............................     771,048
         AST Bond Portfolio 2020 (a).........................       4,140
         AST Capital Growth Asset Allocation.................   2,857,684
         AST CLS Growth Asset Allocation.....................     150,669
         AST CLS Moderate Asset Allocation...................     954,038
         AST Cohen & Steers Realty...........................       3,014
         AST DeAm Large-Cap Value............................       2,950
         AST Federated Aggressive Growth.....................       2,395
         AST First Trust Balanced Target.....................   2,052,991
         AST First Trust Capital Appreciation Target.........   6,601,239
         AST Focus Four Plus (b).............................      20,487
         AST Global Real Estate..............................         890
         AST Goldman Sachs Concentrated Growth...............       6,752
         AST Goldman Sachs Mid-Cap Growth....................       3,400
         AST Goldman Sachs Small-Cap Value...................          30
         AST High Yield......................................      16,863
         AST Horizon Growth Asset Allocation.................      88,800
         AST Horizon Moderate Asset Allocation...............     324,144
         AST International Growth............................       8,637
         AST International Value.............................       4,286
         AST Investment Grade Bond...........................  12,229,224
         AST JPMorgan International Equity...................      20,641
         AST Large-Cap Value.................................         186

--------
(a)For the period beginning January 2, 2009 and ended December 31, 2009
(b)For the period beginning January 1, 2009 and ended November 13, 2009

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                     PURCHASES
                                                                     ----------
 Investments in the Advanced Series Trust Sub-Accounts (continued):
    AST Lord Abbett Bond-Debenture.................................. $   22,987
    AST Marsico Capital Growth......................................     21,636
    AST MFS Global Equity...........................................      4,492
    AST MFS Growth..................................................      6,459
    AST Mid-Cap Value...............................................     16,766
    AST Money Market................................................  1,763,668
    AST Neuberger Berman/LSV Mid-Cap Value..........................      4,390
    AST Neuberger Berman Mid-Cap Growth.............................      3,787
    AST Neuberger Berman Small-Cap Growth...........................      1,643
    AST Niemann Capital Growth Asset Allocation.....................    204,090
    AST Parametric Emerging Markets Equity..........................     24,059
    AST PIMCO Limited Maturity Bond.................................     82,321
    AST PIMCO Total Return Bond.....................................    370,693
    AST Preservation Asset Allocation...............................  6,091,611
    AST QMA US Equity Alpha.........................................     10,673
    AST Schroders Multi-Asset World Strategies......................    749,516
    AST Small-Cap Growth............................................      2,359
    AST Small-Cap Value.............................................     13,232
    AST T. Rowe Price Asset Allocation..............................  2,552,027
    AST T. Rowe Price Global Bond...................................     59,206
    AST T. Rowe Price Large-Cap Growth..............................      9,329
    AST T. Rowe Price Natural Resources.............................     72,238
    AST UBS Dynamic Alpha...........................................  2,974,391
    AST Western Asset Core Plus Bond (c)............................        168
    Franklin Templeton VIP Founding Funds Allocation................  2,387,665
    ProFund VP Financials (d).......................................      2,778
    ProFund VP Health Care (d)......................................      2,778
    ProFund VP Large-Cap Value (e)..................................    381,424
    ProFund VP Mid-Cap Value (d)....................................      2,321
    ProFund VP Telecommunications (d)...............................      2,778
    ProFund VP Utilities (f)........................................     27,150

 Investments in the AIM Variable Insurance Funds Sub-Accounts:
    AIM V. I. Basic Balanced........................................  2,677,734
    AIM V. I. Basic Value...........................................    578,348
    AIM V. I. Capital Appreciation..................................  1,926,717
    AIM V. I. Capital Development...................................    415,207
    AIM V. I. Core Equity...........................................  3,465,695
    AIM V. I. Diversified Income....................................  2,662,305
    AIM V. I. Government Securities.................................  4,224,386
    AIM V. I. High Yield............................................    963,599

--------
(c)For the period beginning January 7, 2009 and ended December 31, 2009
(d)For the period beginning February 27, 2009 and ended December 31, 2009
(e)For the period beginning July 10, 2009 and ended December 31, 2009
(f)For the period beginning March 06, 2009 and ended December 31, 2009

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                 PURCHASES
                                                                                 ----------
Investments in the AIM Variable Insurance Funds Sub-Accounts (continued):
   AIM V. I. International Growth............................................... $1,482,488
   AIM V. I. Large Cap Growth...................................................    679,496
   AIM V. I. Mid Cap Core Equity................................................  2,481,217
   AIM V. I. Money Market.......................................................  6,435,730
   AIM V. I. Technology.........................................................    614,077
   AIM V. I. Utilities..........................................................    589,075

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
   AIM V. I. Basic Balanced II..................................................     41,505
   AIM V. I. Basic Value II.....................................................    589,187
   AIM V. I. Capital Appreciation II............................................     79,767
   AIM V. I. Capital Development II.............................................        953
   AIM V. I. Core Equity II.....................................................    250,401
   AIM V. I. Diversified Income II..............................................     32,191
   AIM V. I. Government Securities II...........................................    126,297
   AIM V. I. High Yield II......................................................     35,189
   AIM V. I. International Growth II............................................     76,932
   AIM V. I. Large Cap Growth II................................................      1,427
   AIM V. I. Mid Cap Core Equity II.............................................    317,705
   AIM V. I. Money Market II....................................................     53,097
   AIM V. I. Technology II......................................................         43
   AIM V. I. Utilities II.......................................................     23,945

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
   AllianceBernstein VPS Growth.................................................  1,420,218
   AllianceBernstein VPS Growth & Income........................................  3,449,761
   AllianceBernstein VPS International Value....................................  2,239,212
   AllianceBernstein VPS Large Cap Growth.......................................    866,011
   AllianceBernstein VPS Small/Mid Cap Value....................................  1,467,155
   AllianceBernstein VPS Utility Income (g).....................................    419,673
   AllianceBernstein VPS Value..................................................    425,711

Investments in the American Century Variable Portfolios, Inc Sub-Accounts:
   American Century VP Balanced.................................................        966

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund.....................................      3,439

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund.....................................................     71,734

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income..........................................................      1,488
   VIF Money Market.............................................................  2,198,239

--------
(g)For the period beginning January 1, 2009 and ended September 25, 2009

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                               PURCHASES
                                                                                              -----------
Investments in the DWS Variable Series I Sub-Accounts:
   DWS Bond VIP A............................................................................ $    63,547
   DWS Capital Growth VIP A..................................................................     113,988
   DWS Global Opportunities VIP A............................................................     104,460
   DWS Growth and Income VIP A...............................................................      13,167
   DWS International VIP A...................................................................      25,692

Investments in the DWS Variable Series II Sub-Accounts:
   DWS Balanced VIP A II.....................................................................      83,652
   DWS Money Market VIP A II.................................................................      83,258
   DWS Small Cap Growth VIP A II.............................................................       5,268

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II.............................................................  15,247,517

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund............................................................................     706,913
   VIP Equity-Income.........................................................................     214,293
   VIP Growth................................................................................     276,056
   VIP High Income...........................................................................     146,676
   VIP Index 500.............................................................................     882,921
   VIP Investment Grade Bond.................................................................     512,512
   VIP Overseas..............................................................................     141,887

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)................................................      24,135
   VIP Contrafund (Service Class 2)..........................................................   7,015,421
   VIP Equity-Income (Service Class 2).......................................................      40,469
   VIP Freedom 2010 Portfolio (Service Class 2)..............................................   2,398,358
   VIP Freedom 2020 Portfolio (Service Class 2)..............................................   2,454,447
   VIP Freedom 2030 Portfolio (Service Class 2)..............................................     787,033
   VIP Freedom Income Portfolio (Service Class 2)............................................   1,752,251
   VIP Growth & Income (Service Class 2).....................................................     916,834
   VIP Growth (Service Class 2)..............................................................      11,122
   VIP Growth Stock (Service Class 2)........................................................     266,749
   VIP High Income (Service Class 2).........................................................   1,519,526
   VIP Index 500 (Service Class 2)...........................................................   2,086,990
   VIP Investment Grade Bond (Service Class 2)...............................................         686
   VIP Mid Cap (Service Class 2).............................................................   1,996,059
   VIP Money Market (Service Class 2)........................................................  16,167,234
   VIP Overseas (Service Class 2)............................................................       3,522

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
   Franklin Flex Cap Growth Securities.......................................................     410,585
   Franklin Growth and Income Securities.....................................................   4,205,770
   Franklin High Income Securities...........................................................   3,544,736
   Franklin Income Securities................................................................  25,569,126
   Franklin Large Cap Growth Securities......................................................   2,732,657

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                       PURCHASES
                                                                                      -----------
Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts
  (continued):
   Franklin Small Cap Value Securities............................................... $ 4,532,257
   Franklin Small Mid-Cap Growth Securities..........................................     171,383
   Franklin U.S. Government..........................................................  16,943,113
   Mutual Global Discovery Securities (h)............................................   3,878,948
   Mutual Shares Securities..........................................................   7,483,780
   Templeton Developing Markets Securities...........................................   4,318,581
   Templeton Foreign Securities......................................................  17,752,239
   Templeton Global Bond Securities (i)..............................................   1,943,618
   Templeton Growth Securities.......................................................      78,132

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Capital Growth................................................................         121
   VIT Growth and Income.............................................................     929,168
   VIT Mid Cap Value.................................................................     266,115
   VIT Strategic International Equity................................................       2,058
   VIT Structured Small Cap Equity...................................................     684,545
   VIT Structured U.S. Equity Fund...................................................     707,925

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio...................................................................          10

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
   Overseas (Service Shares) (j).....................................................       1,031

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity...........................................................          21

Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental Value Portfolio--Class I (k)..........          80

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Investors Portfolio--Class I (l)..................         181

Investments in the Lord Abbett Series Fund Sub-Accounts:
   All Value.........................................................................   1,122,357
   Bond-Debenture....................................................................  11,888,765
   Growth and Income.................................................................   1,161,305
   Growth Opportunities..............................................................     741,233
   Mid-Cap Value.....................................................................   1,179,718

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth........................................................................      76,992
   MFS High Income...................................................................      68,065
   MFS Investors Trust...............................................................      84,023

--------
(h)Previously known as Mutual Discovery Securities
(i)Previously known as Templeton Global Income Securities
(l)Previously known as Legg Mason Variable Investors Portfolio I
(j)Previously known as International Growth (Service Shares)
(k)Previously known as Legg Mason Variable Fundamental Value Portfolio

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                              PURCHASES
                                                                                             -----------
Investments in the MFS Variable Insurance Trust Sub-Accounts (continued):
   MFS New Discovery........................................................................ $   188,870
   MFS Research.............................................................................      30,048
   MFS Research Bond........................................................................     142,886
   MFS Utilities............................................................................     106,514

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class)...............................................................      27,300
   MFS Investors Trust (Service Class)......................................................       5,310
   MFS New Discovery (Service Class)........................................................      12,461
   MFS Research (Service Class).............................................................      14,567
   MFS Utilities (Service Class)............................................................     196,531

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity........................................................................     468,899
   Capital Opportunities....................................................................   1,127,237
   Dividend Growth..........................................................................   3,662,261
   European Equity..........................................................................   4,979,732
   Global Advantage (m).....................................................................     104,257
   Global Dividend Growth...................................................................   3,022,686
   High Yield...............................................................................   1,763,380
   Income Builder...........................................................................   1,006,370
   Income Plus..............................................................................   7,829,748
   Limited Duration.........................................................................   3,376,390
   Money Market.............................................................................  15,760,267
   S&P 500 Index............................................................................   2,872,810
   Strategist...............................................................................   5,468,949
   Utilities................................................................................  21,270,658

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares).......................................................     272,772
   Capital Opportunities (Class Y Shares)...................................................     783,821
   Dividend Growth (Class Y Shares).........................................................   1,605,276
   European Equity (Class Y Shares).........................................................   1,605,275
   Global Advantage (Class Y Shares) (m)....................................................      54,366
   Global Dividend Growth (Class Y Shares)..................................................   2,441,285
   High Yield (Class Y Shares)..............................................................   1,689,857
   Income Builder (Class Y Shares)..........................................................     896,163
   Income Plus (Class Y Shares).............................................................  14,266,768
   Limited Duration (Class Y Shares)........................................................   7,296,871
   Money Market (Class Y Shares)............................................................  23,660,618
   S&P 500 Index (Class Y Shares)...........................................................   7,205,334
   Strategist (Class Y Shares)..............................................................   5,789,872
   Utilities (Class Y Shares)...............................................................   6,924,793

Investments in the Neuberger & Berman Advisors Management Trust Sub-Accounts:
   AMT Partners.............................................................................       3,661

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                              PURCHASES
                                                                                             -----------
Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Balanced..................................................................... $   450,165
   Oppenheimer Capital Appreciation.........................................................     171,755
   Oppenheimer Core Bond....................................................................     217,888
   Oppenheimer Global Securities............................................................     347,227
   Oppenheimer High Income..................................................................      75,287
   Oppenheimer Main Street..................................................................     188,634
   Oppenheimer Main Street Small Cap........................................................     195,989
   Oppenheimer MidCap Fund..................................................................     125,903
   Oppenheimer Strategic Bond...............................................................     615,665

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)................................................................     938,681
   Oppenheimer Capital Appreciation (SS)....................................................   1,015,905
   Oppenheimer Core Bond (SS)...............................................................   5,890,686
   Oppenheimer Global Securities (SS).......................................................   1,889,651
   Oppenheimer High Income (SS).............................................................   2,003,407
   Oppenheimer Main Street (SS).............................................................   2,712,625
   Oppenheimer Main Street Small Cap (SS)...................................................   1,611,272
   Oppenheimer MidCap Fund (SS).............................................................     423,993
   Oppenheimer Strategic Bond (SS)..........................................................   6,222,190

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)..........................................................         489
   Money Market.............................................................................       5,756
   PIMCO Total Return.......................................................................         248
   PIMCO VIT Commodity RealReturn Strategy..................................................   1,807,702
   PIMCO VIT Emerging Markets Bond (Advisor Shares).........................................     724,253
   PIMCO VIT Real Return (Advisor Shares)...................................................   3,498,507
   PIMCO VIT Total Return (Advisor Shares)..................................................  15,344,836

Investments in the Premier VIT Sub-Accounts:
   OpCap Balanced (m).......................................................................         270

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income............................................................   6,060,365
   VT Capital Appreciation (n)(o)...........................................................     106,346
   VT Capital Opportunities.................................................................     716,058
   VT Discovery Growth (p)(o)...............................................................       3,619
   VT Diversified Income....................................................................   5,055,048
   VT Equity Income (r).....................................................................  71,355,286
   VT The George Putnam Fund of Boston......................................................   4,548,779
   VT Global Asset Allocation...............................................................   4,526,188

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(r)On February 13, 2009, VT New Value merged into VT Equity Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                           PURCHASES
                                                                          -----------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT Global Equity...................................................... $   210,125
   VT Global Health Care (s).............................................   4,727,921
   VT Global Utilities (t)...............................................   3,259,538
   VT Growth and Income..................................................   7,535,734
   VT Growth Opportunities...............................................     810,301
   VT High Yield.........................................................  10,172,519
   VT Income.............................................................  13,834,745
   VT International Equity...............................................   3,975,380
   VT International Growth and Income....................................     682,423
   VT International New Opportunities....................................     855,810
   VT Investors (n)......................................................   7,157,262
   VT Mid Cap Value......................................................     977,271
   VT Money Market.......................................................  69,890,900
   VT New Opportunities (p)..............................................   7,664,302
   VT New Value (o)(q)...................................................   2,094,163
   VT OTC & Emerging Growth (o)(u).......................................      24,147
   VT Research...........................................................     666,021
   VT Small Cap Value....................................................   2,601,988
   VT Vista (u)..........................................................  11,899,112
   VT Voyager............................................................   6,109,227

Investments in the RidgeWorth Variable Trust Sub-Accounts:
   RidgeWorth Large Cap Core Equity Fund (m).............................      17,504
   RidgeWorth Large Cap Growth Stock (m).................................      67,561
   RidgeWorth Large Cap Value Equity Fund (m)............................      96,083
   RidgeWorth Mid-Cap Core Equity Fund (m)...............................      30,273
   RidgeWorth Small Cap Value Equity Fund (m)............................      28,125

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth.........................................     612,669
   Van Kampen UIF Core Plus Fixed Income.................................     572,663
   Van Kampen UIF Emerging Markets Equity................................   3,654,112
   Van Kampen UIF Global Value Equity....................................       1,479
   Van Kampen UIF High Yield.............................................         475
   Van Kampen UIF International Magnum...................................   2,066,188
   Van Kampen UIF Mid Cap Growth.........................................   1,334,057
   Van Kampen UIF U.S. Mid Cap Value.....................................   1,640,815
   Van Kampen UIF U.S. Real Estate.......................................   1,713,937
   Van Kampen UIF Value..................................................       4,104

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund
(s)Previously known as VT Health Sciences
(t)Previously known as VT Utilities Growth and Income
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES
                                                                                     ------------
Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Capital Growth (Class II)......................................... $    178,743
   Van Kampen UIF Emerging Markets Debt (Class II)..................................    3,824,306
   Van Kampen UIF Emerging Markets Equity (Class II)................................    1,580,445
   Van Kampen UIF Equity and Income (Class II)......................................    3,837,251
   Van Kampen UIF Global Franchise (Class II).......................................   10,944,424
   Van Kampen UIF Int'l Growth Equity (Class II)....................................      697,308
   Van Kampen UIF Mid Cap Growth (Class II).........................................    1,422,824
   Van Kampen UIF Small Company Growth (Class II)...................................    1,125,123
   Van Kampen UIF U.S. Mid Cap Value (Class II).....................................    1,366,781
   Van Kampen UIF U.S. Real Estate (Class II).......................................    6,319,544

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
   LIT Capital Growth...............................................................      837,232
   LIT Comstock.....................................................................    2,778,487
   LIT Government...................................................................      305,055
   LIT Money Market (v).............................................................    2,035,449

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
   LIT Capital Growth (Class II)....................................................      987,342
   LIT Comstock (Class II)..........................................................    9,265,736
   LIT Growth and Income (Class II).................................................    6,642,988
   LIT Mid Cap Growth (Class II)....................................................    1,045,285
   LIT Money Market (Class II) (v)..................................................   11,894,959
                                                                                     ------------
                                                                                     $787,529,607
                                                                                     ============

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

5.  FINANCIAL HIGHLIGHTS

   Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

   As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** EXPENSE RATIO--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***TOTAL RETURN--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts:
   AST Academic Strategies Asset Allocation
   2009...............  831    $ 8.37 -  8.66     $7,097        2.23%       1.15 - 2.60%     21.20 -  22.94%
   2008...............  867      6.91 -  7.05      6,065        2.29        1.15 - 2.60     -33.56 - -32.61
   2007 (ad)..........  348     10.39 - 10.46      3,631        0.51        1.00 - 2.65       3.91 -   4.64

   AST Advanced Strategies
   2009...............  257      8.79 -  9.10      2,313        2.97        1.15 - 2.60      23.00 -  24.76
   2008...............  189      7.51 -  7.29      1,365        3.21        1.15 - 2.60     -31.59 -  30.60
   2007 (ad)..........  118     10.44 - 10.51      1,239        0.18        1.00 - 2.65       4.42 -   5.15

   AST Aggressive Asset Allocation
   2009...............   14      7.43 -  7.45        107        1.38        1.50 - 1.65      26.34 -  26.53
   2008...............   15      5.88 -  5.89         87        1.54        1.50 - 1.65     -43.26 - -43.18
   2007 (ad)..........    5     10.32 - 10.39         54        0.27        1.00 - 2.65       3.17 -   3.89

   AST AllianceBernstein Core Value
   2009...............    8      6.55 -  6.69         52        2.57        1.15 - 2.00      21.37 -  22.39
   2008...............    4      5.44 -  5.46         22       13.61        1.15 - 1.50     -42.74 - -42.55
   2007 (ad)..........    1      9.45 -  9.51         10        0.00        1.00 - 2.65      -5.53 -  -4.86

   AST AllianceBernstein Growth & Income
   2009...............    2      7.01 -  7.07         15        1.93        1.15 - 1.50      17.43 -  17.83
   2008...............    5      5.93 -  6.00         30        2.11        1.15 - 2.00     -41.85 - -41.73
   2007 (ad)..........    5     10.17 - 10.24         48        1.48        1.00 - 2.65       1.66 -   2.37

   AST American Century Income & Growth
   2009...............    1      7.14 -  7.14          8        2.64        1.50 - 1.50      16.03 -  16.03
   2008...............    2      6.15 -  6.15         11        1.80        1.50 - 1.50     -35.71 - -35.71
   2007 (ad)..........  < 1      9.52 -  9.59         --        0.00        1.00 - 2.65      -4.80 -  -4.13

   AST Balanced Asset Allocation
   2009...............  971      8.68 -  8.99      8,667        1.45        1.15 - 2.65      20.11 -  21.89
   2008...............  616      7.22 -  7.38      4,519        1.11        1.15 - 2.65     -30.54 - -29.51
   2007 (ad)..........   64     10.40 - 10.47        669        0.43        1.00 - 2.65       4.01 -   4.74

   AST Bond Portfolio 2018
   2009...............   98     11.19 - 11.28      1,105        0.29        1.50 - 2.00      -7.89 -  -7.44
   2008...............   86     12.15 - 12.19      1,051        0.00        1.50 - 2.00      21.16 -  21.56

   AST Bond Portfolio 2019
   2009...............   33     11.05 - 11.14        366        0.52        1.50 - 2.00      -9.51 -  -9.07
   2008...............    6     12.22 - 12.25         75        0.00        1.50 - 1.90      21.81 -  22.13

--------
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Bond Portfolio 2020
   2009 (a)..........    0    $ 8.82 -  8.82     $    2       0.00%        1.50 - 1.50%    -11.82 - -11.82%
   2008..............    6     12.22 - 12.25         75       0.00         1.50 - 1.90      21.81 -  22.13

   AST Capital Growth Asset Allocation
   2009..............  689      8.03 -  8.32      5,664       1.91         1.15 - 2.65      22.09 -  23.90
   2008..............  662      6.58 -  6.72      4,408       1.73         1.15 - 2.65     -36.62 - -35.68
   2007 (ad).........  256     10.38 - 10.45      2,666       0.33         1.00 - 2.65       3.76 -   4.49

   AST CLS Growth Asset Allocation
   2009..............   22      8.37 -  8.43        181       0.70         1.15 - 1.55      24.91 -  25.41
   2008..............    9      6.71 -  6.72         59       0.52         1.15 - 1.50     -33.60 - -33.45

   AST CLS Moderate Asset Allocation
   2009..............  185      8.77 -  8.99      1,650       0.39         1.15 - 2.65      20.20 -  21.98
   2008..............  102      7.30 -  7.37        746       0.00         1.15 - 2.65     -27.59 - -26.87

   AST Cohen & Steers Realty
   2009..............    4      7.77 -  7.86         33       2.62         1.15 - 1.65      29.78 -  30.43
   2008..............    4      5.99 -  6.03         25       8.26         1.15 - 1.65     -36.11 - -35.79
   2007 (ad).........    1      9.33 -  9.39          8       0.00         1.00 - 2.65      -6.71 -  -6.05

   AST DeAm Large-Cap Value
   2009..............    2      7.04 -  7.13         17       0.89         1.15 - 1.65      16.34 -  16.91
   2008 (x)..........    2      6.05 -  6.10         13       6.23         1.15 - 1.65    - 38.32 - -38.01
   2007 (ad).........  < 1      9.77 -  9.84          1       0.00         1.00 - 2.65     - 2.26 -  -1.58

   AST DeAm Small-Cap Value
   2008..............   --        NA - NA            --       0.00           -- - --            NA - NA
   2007 (ad).........  < 1      8.80 -  8.86        < 1       0.00         1.00 - 2.65    - 11.40 - -12.12

   AST Federated Aggressive Growth
   2009..............    1      7.33 -  7.42         11       0.24         1.15 - 1.65      30.50 -  31.15
   2008..............    2      5.62 -  5.66         12       0.00         1.15 - 1.65    - 45.00 - -44.73
   2007 (ad).........  < 1     10.17 - 10.24          1       0.00         1.00 - 2.65       1.73 -   2.45

   AST First Trust Balanced Target
   2009..............  327      8.01 -  8.29      2,680       3.70         1.15 - 2.60      20.71 -  22.44
   2008..............  275      6.63 -  6.77      1,845       3.49         1.15 - 2.60    - 36.15 - -35.23
   2007 (ad).........  238     10.39 - 10.46      2,479       0.46         1.00 - 2.65       3.86 -   4.58

--------
(a)For the period beginning January 2, 2009 and ended December 31, 2009
(x)For the period beginning January 1, 2008 and ended July 18, 2008
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST First Trust Capital Appreciation Target
   2009.............. 1,369   $ 7.47 -  7.73    $10,439       2.21%        1.15 - 2.60%     22.78 -  24.54%
   2008.............. 1,075     6.08 -  6.21      6,607       2.32         1.15 - 2.60    - 42.22 - -41.38
   2007 (ad).........   441    10.52 - 10.60      4,653       0.19         1.00 - 2.65       5.22 -   5.95

   AST Focus Four Plus
   2009 (b)..........    --      N/A - N/A           --         --         1.00 - 2.95      11.11 -  17.15
   2008 (y)..........     2     7.46 -  7.49         13       0.00         1.15 - 2.00    - 25.36 - -25.09

   AST Global Real Estate
   2009..............    <1     8.18 -  8.18          2       3.99         1.15 - 1.15      33.56 -  33.56
   2008 (y)..........   < 1     6.13 -  6.13        < 1       0.00         1.15 - 1.15    - 39.78 - -39.78

   AST Goldman Sachs Concentrated Growth
   2009..............     5     9.02 -  9.10         45       0.00         1.15 - 1.50      47.19 -  47.70
   2008..............     5     6.13 -  6.16         30       0.53         1.15 - 1.50    - 41.15 - -40.95
   2007 (ad).........   < 1    10.37 - 10.44         10       0.00         1.00 - 2.65       3.68 -   4.41

   AST Goldman Sachs Mid-Cap Growth
   2009..............     6     9.31 -  9.50         57       0.00         1.15 - 2.00      54.01 -  55.31
   2008..............     6     6.09 -  6.12         38       0.00         1.15 - 1.50    - 41.67 - -41.47
   2007 (ad).........   < 1    10.38 - 10.46          2       0.00         1.00 - 2.65       3.84 -   4.57

   AST Goldman Sachs Small-Cap Value
   2009..............    <1     9.60 -  9.60          3       1.27         1.15 - 1.15      25.40 -  25.40
   2008..............   < 1     7.66 -  7.66          2       0.00         1.15 - 1.15    - 23.68 - -23.68

   AST High Yield
   2009..............     3    10.31 - 10.41         35       6.83         1.15 - 1.55      33.48 -  34.01
   2008..............     5     7.72 -  7.77         39       9.59         1.15 - 1.55    - 26.68 -  26.39
   2007 (ad).........   < 1    10.48 - 10.56          2       0.00         1.00 - 2.65       4.83 -   5.56

   AST Horizon Growth Asset Allocation
   2009..............    16     8.83 -  8.97        139       0.35         1.15 - 2.10      24.06 -  25.22
   2008..............    15     7.12 -  7.16        106       0.05         1.15 - 2.10    - 29.59 - -29.15

   AST Horizon Moderate Asset Allocation
   2009..............    53     9.19 -  9.32        492       0.25         1.15 - 2.00      20.96 -  21.98
   2008..............    37     7.60 -  7.64        279       0.02         1.15 - 2.00    - 24.68 - -24.25

--------
(b)For the period beginning January 1, 2009 and ended November 13, 2009
(y)For the period beginning July 21, 2008 and ended December 31, 2008
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST International Growth
   2009..............    10   $ 7.21 -  7.30    $    75        1.84%       1.15 - 1.65%     33.09 -  33.75%
   2008..............    12     5.39 -  5.46         63        1.83        1.15 - 2.00    - 51.21 - -50.80
   2007 (ad).........     2    11.03 - 11.10         24        0.62        1.00 - 2.65      10.26 -  11.03

   AST International Value
   2009..............    11     7.35 -  7.50         84        2.22        1.15 - 2.00      27.94 -  29.01
   2008..............    12     5.74 -  5.81         71        5.61        1.15 - 2.00    - 45.10 - -44.64
   2007 (ad).........     5    10.43 - 10.50         57        1.16        1.00 - 2.65       4.31 -   5.04

   AST Investment Grade Bond
   2009..............   439    11.74 - 11.91      5,204        1.71        1.15 - 2.05       9.07 -  10.04
   2008 (w).......... 1,085    10.76 - 10.83     11,724        0.00        1.15 - 2.05       7.32 -   7.96

   AST JPMorgan International Equity
   2009..............     7     7.91 -  8.07         55        2.70        1.15 - 2.00      33.21 -  34.33
   2008..............     8     5.94 -  6.01         46        4.94        1.15 - 2.00     -42.53 - -42.05
   2007 (ad).........     5    10.30 - 10.37         51        2.13        1.00 - 2.65       3.02 -   3.74

   AST Large-Cap Value
   2009..............     1     6.49 -  6.54          8        2.67        1.15 - 1.50      17.67 -  18.07
   2008..............     1     5.52 -  5.54          6        6.49        1.15 - 1.50     -42.36 - -42.16
   2007 (ad).........     2     9.52 -  9.59         19        1.34        1.00 - 2.65      -4.78 -  -4.11

   AST Lord Abbett Bond-Debenture
   2009..............     6    10.44 - 10.52         59        5.65        1.15 - 1.50      32.61 -  33.07
   2008..............     4     7.91 -  7.91         29       18.67        1.15 - 1.15     -24.13 - -24.13
   2007 (ad).........   < 1    10.36 - 10.43          3        0.00        1.00 - 2.65       3.57 -   4.29

   AST Marsico Capital Growth
   2009..............    10     7.60 -  7.75         77        0.69        1.15 - 2.00      27.21 -  28.28
   2008..............     7     6.00 -  6.04         44        0.82        1.15 - 1.65     -44.58 - -44.30
   2007 (ad).........     1    10.78 - 10.86         15        0.23        1.00 - 2.65       7.83 -   8.58

   AST MFS Global Equity
   2009..............     5     8.80 -  8.87         43        3.06        1.15 - 1.50      29.56 -  30.01
   2008..............    12     6.79 -  6.82         85        2.29        1.15 - 1.50     -34.97 - -34.74
   2007 (ad).........     1    10.39 - 10.46          8       21.72        1.00 - 2.65       3.91 -   4.63

--------
(w)For the period beginning January 28, 2008 and ended December 31, 2008
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST MFS Growth
   2009..............    2    $ 8.35 -  8.35     $   16       0.21%        1.15 - 1.15%     22.89 -  22.89%
   2008..............    1      6.79 -  6.79          7       0.93         1.15 - 1.15     -37.03 - -37.03

   AST Mid-Cap Value
   2009..............    4      8.04 -  8.21         32       1.20         1.15 - 2.00      36.16 -  37.31
   2008..............    2      5.95 -  5.98         10       4.48         1.15 - 1.50     -39.04 - -38.83
   2007 (ad).........  < 1      9.71 -  9.78          4       0.00         1.00 - 2.65      -2.89 -  -2.21

   AST Money Market
   2009..............  123      9.99 - 10.20      1,250       0.27         1.15 - 2.00      -1.72 -  -0.90
   2008..............   99     10.17 - 10.29      1,015       1.16         1.15 - 2.00       0.50 -   1.34
   2007 (ad).........    7     10.09 - 10.16         66       0.30         1.00 - 2.65       0.89 -   1.60

   AST Neuberger Berman /LSV Mid-Cap Value
   2009..............    4      7.88 -  7.98         34       2.10         1.15 - 1.65      38.36 -  39.04
   2008..............    5      5.70 -  5.74         27       4.06         1.15 - 1.65     -43.20 - -42.92
   2007 (ad).........  < 1      9.99 - 10.05          2       0.00         1.00 - 2.65      -0.15 -   0.55

   AST Neuberger Berman Mid-Cap Growth
   2009..............    4      7.50 -  7.59         32       0.00         1.15 - 1.65      27.68 -  28.31
   2008..............    4      5.87 -  5.91         24       0.00         1.15 - 1.65     -44.11 -  43.83
   2007 (ad).........  < 1     10.46 - 10.53          1       0.00         1.00 - 2.65       4.60 -   5.33

   AST Neuberger Berman Small-Cap Growth
   2009..............    1      7.69 -  7.75          7       0.00         1.15 - 1.50      20.75 -  21.17
   2008..............    1      6.37 -  6.40          5       0.00         1.15 - 1.50     -43.39 - -43.19
   2007 (ad).........  < 1     11.19 - 11.27          1       0.00         1.00 - 2.65      11.93 -  12.72

   AST Niemann Capital Growth Asset Allocation
   2009..............   24      8.82 -  9.03        218       0.48         1.15 - 2.60      18.15 -  19.85
   2008..............   17      7.46 -  7.53        128       0.00         1.15 - 2.60     -26.15 - -25.44

   AST Parametric Emerging Markets Equity
   2009..............    3      9.15 -  9.20         28       1.00         1.15 - 1.50      64.05 -  64.62
   2008 (y)..........    1      5.59 -  5.59          5       0.00         1.15 - 1.15     -44.69 - -44.69

   AST PIMCO Limited Maturity Bond
   2009..............   14     11.16 - 11.29        160       4.81         1.15 - 1.65       8.44 -   8.97
   2008..............   18     10.29 - 10.36        185       4.32         1.15 - 1.65      -0.53 -  -0.03

--------
(y)For the period beginning July 21, 2008 and ended December 31, 2008
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST PIMCO Total Return Bond
   2009..............   35    $11.59 - 11.83     $  412        2.67%       1.15 - 2.00%     14.24 -  15.20%
   2008..............   19     10.15 - 10.27        190        4.65        1.15 - 2.00      -4.18 -  -3.37
   2007 (ad).........    6     10.56 - 10.64         67        6.10        1.00 - 2.65       5.62 -   6.36

   AST Preservation Asset Allocation
   2009..............  895      9.60 -  9.94      8,805        1.46        1.15 - 2.60      16.99 -  18.67
   2008..............  556      8.20 -  8.37      4,624        0.97        1.15 - 2.60     -21.53 - -20.40
   2007 (ad).........   46     10.45 - 10.52        481        0.37        1.00 - 2.65       4.52 -   5.25

   AST QMA US Equity Alpha
   2009..............    4      7.03 -  7.13         29        2.91        1.15 - 1.75      19.72 -  20.43
   2008..............   12      5.89 -  5.92         71        5.87        1.15 - 1.50     -39.62 - -39.41
   2007 (ad).........    1      9.71 -  9.78         12       10.78        1.00 - 2.65      -2.91 -  -2.23

   AST Schroders Multi-Asset World Strategies
   2009..............   89      8.77 -  9.08        797        1.87        1.15 - 2.60      24.18 -  25.96
   2008..............   43      7.06 -  7.21        305        2.17        1.15 - 2.60     -31.96 - -30.99
   2007 (ad).........   13     10.38 - 10.45        135        3.18        1.00 - 2.65       3.76 -   4.49

   AST Small-Cap Growth
   2009..............  < 1      8.35 -  8.42          2        0.05        1.15 - 1.50      31.93 -  32.38
   2008..............  < 1      6.33 -  6.33          1        0.00        1.50 - 1.50     -35.96 - -35.96

   AST Small-Cap Value
   2009..............    3      8.10 -  8.27         28        1.29        1.15 - 2.00      24.51 -  25.56
   2008..............    4      6.51 -  6.58         26        1.90        1.15 - 2.00     -31.10 - -30.52
   2007 (ad).........    2      9.42 -  9.48         22        1.62        1.00 - 2.65      -5.84 -  -5.18

   AST T. Rowe Price Asset Allocation
   2009..............  572      8.88 -  9.19      5,192        2.23        1.15 - 2.60      20.99 -  22.73
   2008..............  451      7.34 -  7.49      3,353        3.39        1.15 - 2.60     -27.82 - -26.79
   2007 (ad).........  276     10.16 - 10.23      2,811        1.66        1.00 - 2.65       1.62 -   2.33

   AST T. Rowe Price Global Bond
   2009..............   10     11.23 - 11.37        113        6.65        1.15 - 1.65      10.29 -  10.84
   2008..............    6     10.19 - 10.26         60        7.72        1.15 - 1.65      -4.02 -  -3.54
   2007 (ad).........    1     10.57 - 10.64          6        0.00        1.00 - 2.65       5.68 -   6.42

   AST T. Rowe Price Large-Cap Growth
   2009..............    4      8.92 -  9.00         39        0.00        1.15 - 1.50      51.10 -  51.62
   2008..............    4      5.91 -  5.93         22        0.43        1.15 - 1.50     -41.45 - -41.24
   2007 (ad).........    2     10.04 - 10.11         19        0.14        1.00 - 2.65       0.37 -   1.07

--------
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST T. Rowe Price Natural Resources
   2009..............   15    $ 8.42 -  8.52     $  131       1.45%        1.15 - 1.65%     46.92 -  47.65%
   2008..............   14      5.73 -  5.77         82       0.93         1.15 - 1.65     -50.80 - -50.56
   2007 (ad).........    4     11.59 - 11.67         44       0.80         1.00 - 2.65      15.93 -  16.74

   AST UBS Dynamic Alpha
   2009..............  361      9.22 -  9.55      3,404       0.87         1.15 - 2.60      18.92 -  20.63
   2008..............  269      7.75 -  7.91      2,115       0.40         1.15 - 2.60     -19.70 - -18.55
   2007 (ad).........  144      9.65 -  9.72      1,395       1.34         1.00 - 2.65      -3.46 -  -2.78

   AST Western Asset Core Plus Bond
   2009 (c)..........   --     10.36 - 10.70         --       0.00         1.00 - 2.95       6.98 -  10.52

   Franklin Templeton VIP Founding Funds Allocation
   2009..............  363      8.41 -  8.57      3,099       2.96         1.15 - 2.30      27.14 -  28.58
   2008 (z)..........  251      6.62 -  6.67      1,672       4.30         1.15 - 2.30     -34.36 - -33.86

   ProFund VP Financials
   2009 (d)..........   --      6.03 - 12.81         --       0.00         1.00 - 2.90       13.87 - 28.14

   ProFund VP Health Care
   2009 (d)..........   --      9.83 -  9.83          0       0.00         1.50 - 1.50      17.79 -  17.79

   ProFund VP Large-Cap Value
   2009 (e)..........   28      7.32 -  7.32        208       2.30         2.10 - 2.10      17.01 -  17.01

   ProFund VP Mid-Cap Value
   2009 (d)..........  < 1      8.34 -  8.34          4       1.97         1.50 - 1.50      28.94 -  28.94

   ProFund VP Telecommunications
   2009 (d)..........   --      7.69 -  7.69          0       9.52         1.50 - 1.50       5.73 -   5.73

   ProFund VP Utilities
   2009 (f)..........    4      7.88 -  7.88         29       6.68         1.50 - 1.50       9.10 -   9.10

--------
(c)For the period beginning January 7, 2009 and ended December 31, 2009
(d)For the period beginning February 27, 2009 and ended December 31, 2009
(e)For the period beginning July 10, 2009 and ended December 31, 2009
(f)For the period beginning March 06, 2009 and ended December 31, 2009
(z)For the period beginning May 1, 2008 and ended December 31, 2008
(ad)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts:
   AIM V. I. Basic Balanced
   2009................  2,124  $ 7.97 - 10.32    $ 20,163      4.84%        1.10 - 1.85%     31.37 -  32.38%
   2008................  2,509    6.07 -  7.80      18,062      4.11         1.10 - 1.85     -39.46 - -39.00
   2007................  3,322   11.41 - 12.78      39,458      2.82         1.10 - 1.75       0.41 -   1.08
   2006................  4,171   10.00 - 12.65      49,293      1.80         1.10 - 1.85       8.51 -   9.35
   2005................  5,030    9.21 - 11.57      54,653      1.36         1.10 - 1.85       3.35 -   4.14

   AIM V. I. Basic Value
   2009................    984    9.79 - 10.29       9,877      1.53         1.10 - 1.70      45.51 -  46.38
   2008................  1,255    6.73 -  7.03       8,632      0.78         1.10 - 1.70     -52.58 - -52.30
   2007................  1,710   14.20 - 14.74      24,740      0.55         1.10 - 1.70      -0.18 -   0.43
   2006................  2,172   14.22 - 14.68      31,399      0.37         1.10 - 1.70      11.30 -  11.97
   2005................  2,572   12.78 - 13.11      33,202      0.09         1.10 - 1.70       3.96 -   4.58

   AIM V. I. Capital Appreciation
   2009................  9,902    6.12 -  8.64      77,309      0.59         0.70 - 2.20      18.44 -  20.23
   2008................ 11,547    5.09 -  7.24      75,718      0.00         0.70 - 2.30     -43.80 - -42.89
   2007................ 14,460    8.91 - 12.89     167,151      0.00         0.70 - 2.30       9.45 -  11.23
   2006................ 18,508    8.01 - 11.78     195,354      0.07         0.70 - 2.30       3.89 -   5.56
   2005................ 11,585    7.59 - 11.34     116,355      0.06         0.70 - 2.30       6.34 -   8.08

   AIM V. I. Capital Development
   2009................    742   10.40 - 14.95       9,969      0.00         1.10 - 1.70      39.97 -  40.81
   2008................    904    7.43 - 10.62       8,639      0.00         1.10 - 1.70     -47.92 - -47.61
   2007................  1,156   14.26 - 20.26      21,287      0.00         1.10 - 1.70       8.97 -   9.63
   2006................  1,448   13.09 - 18.48      24,596      0.00         1.10 - 1.70      14.56 -  15.25
   2005................  1,693   11.42 - 16.04      25,091      0.00         1.10 - 1.70       7.76 -   8.41

   AIM V. I. Core Equity
   2009................  9,116    9.76 - 10.31     112,600      1.70         0.70 - 2.20      25.51 -  27.40
   2008................ 10,686    7.77 -  8.09     104,365      2.01         0.70 - 2.20     -31.66 - -30.63
   2007................ 13,757   11.37 - 11.66     194,919      1.03         0.70 - 2.20       5.75 -   7.36
   2006................ 17,451   10.76 - 10.86     232,391      0.74         0.70 - 2.20       7.56 -   8.65
   2005................  8,733    9.47 - 11.54     106,417      1.40         1.10 - 1.85       3.37 -   4.16

   AIM V. I. Diversified Income
   2009................  1,012   10.44 - 10.75      11,196      9.96         1.10 - 1.85       9.02 -   9.86
   2008................  1,095    9.58 -  9.79      11,030      8.15         1.10 - 1.85     -17.29 - -16.65
   2007................  1,495   11.58 - 11.74      18,045      6.76         1.10 - 1.85      -0.17 -   0.61
   2006................  1,872   11.60 - 11.67      22,591      5.61         1.10 - 1.85       2.55 -   3.34
   2005................  2,286   11.30 - 11.31      26,844      5.89         1.10 - 1.85       1.00 -   1.78

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts
  (continued):
   AIM V. I. Government Securities
   2009................ 1,137   $13.92 - 15.24    $16,970       4.25%        1.10 - 1.70%     -1.70 -   1.11%
   2008................ 1,525    14.16 - 15.41     23,070       3.60         1.10 - 1.70      10.42 -  11.08
   2007................ 1,660    12.82 - 13.87     22,709       3.74         1.10 - 1.70       4.54 -   5.17
   2006................ 1,951    12.27 - 13.19     25,477       3.52         1.10 - 1.70       1.81 -   2.42
   2005................ 2,587    12.05 - 12.88     33,125       2.90         1.10 - 1.70      -0.05 -   0.55

   AIM V. I. High Yield
   2009................   614    12.02 - 14.22      7,295       8.24         1.10 - 1.85      49.96 -  51.12
   2008................   716     7.96 -  9.48      5,649       9.03         1.10 - 1.85     -27.07 - -26.51
   2007................   950    10.83 - 13.00     10,238       6.51         1.10 - 1.85      -0.64 -   0.13
   2006................ 1,225    10.81 - 13.08     13,245       7.66         1.10 - 1.85       8.69 -   9.53
   2005................ 1,578     9.87 - 12.03     15,601       8.13         1.10 - 1.85       0.82 -   1.60

   AIM V. I. International Growth
   2009................ 1,989    10.43 - 14.12     30,189       1.41         1.10 - 1.70      32.96 -  33.76
   2008................ 2,390     7.85 - 10.55     26,973       0.49         1.10 - 1.70     -41.39 - -41.03
   2007................ 3,092    17.75 - 17.90     58,800       0.40         1.10 - 1.85      12.59 -  13.46
   2006................ 3,717    15.76 - 15.78     62,827       1.01         1.10 - 1.85      25.87 -  26.83
   2005................ 3,971    12.44 - 12.52     53,896       0.66         1.10 - 1.85      16.64 -  25.24

   AIM V. I. Large Cap Growth
   2009................   941     9.46 -  9.66      8,987       0.34         1.10 - 1.70      23.87 -  24.61
   2008................ 1,080     7.63 -  7.75      8,305       0.01         1.10 - 1.70     -39.33 - -38.96
   2007................ 1,448    12.58 - 12.70     18,302       0.03         1.10 - 1.70      13.68 -  14.37
   2006 (ae)........... 1,721    11.07 - 11.11     19,086       0.33         1.10 - 1.70      10.69 -  11.06

   AIM V. I. Mid Cap Core Equity
   2009................ 1,019    11.78 - 16.37     14,730       1.26         1.10 - 2.20      27.38 -  28.79
   2008................ 1,120     9.25 - 12.71     12,843       1.48         1.10 - 2.20     -30.08 - -29.30
   2007................ 1,440    13.23 - 17.98     23,624       0.20         1.10 - 2.20       7.15 -   8.34
   2006................ 1,898    12.35 - 16.59     28,749       0.91         1.10 - 2.20       8.83 -  10.03
   2005................ 2,172    11.35 - 15.08     30,351       0.55         1.10 - 2.20       5.29 -   6.44

   AIM V. I. Money Market
   2009................ 1,450    10.66 - 12.16     17,303       0.12         1.10 - 1.70      -1.58 -  -0.99
   2008................ 1,947    10.83 - 12.29     23,394       2.06         1.10 - 1.70       0.32 -   0.93
   2007................ 1,818    10.80 - 12.17     21,740       4.55         1.10 - 1.70       2.77 -   3.39
   2006................ 1,821    10.51 - 11.77     21,080       4.26         1.10 - 1.70       2.52 -   3.14
   2005................ 1,793    10.25 - 11.42     20,186       2.40         1.10 - 1.70       0.79 -   1.40

--------
(ae)For the period beginning June 12, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts
  (continued):
   AIM V. I. Technology
   2009.................   296   $10.80 - 11.17    $ 3,239       0.00%        1.10 - 1.70%     54.75 -  55.68%
   2008.................   281     6.98 -  7.18      1,985       0.00         1.10 - 1.70     -45.44 - -45.11
   2007.................   375    12.79 - 13.08      4,858       0.00         1.10 - 1.70       5.88 -   6.52
   2006.................   453    12.08 - 12.28      5,519       0.00         1.10 - 1.70       8.62 -   9.28
   2005.................   536    11.12 - 11.23      5,997       0.00         1.10 - 1.70       0.47 -   1.06

   AIM V. I. Utilities
   2009.................   454    15.42 - 15.95      7,117       4.44         1.10 - 1.70      12.99 -  13.67
   2008.................   528    13.64 - 14.03      7,308       2.56         1.10 - 1.70     -33.50 - -33.10
   2007.................   668    20.52 - 20.98     13,859       1.78         1.10 - 1.70      18.60 -  19.32
   2006.................   842    17.30 - 17.58     14,683       3.26         1.10 - 1.70      23.35 -  24.09
   2005.................   999    14.02 - 14.17     14,081       2.50         1.10 - 1.70      14.87 -  15.56

Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts:
   AIM V. I. Basic Balanced II
   2009.................   107     8.57 -  9.14        960       4.39         1.30 - 2.10      30.77 -  31.82
   2008.................   133     6.56 -  6.93        907       4.12         1.30 - 2.10     -39.74 - -39.25
   2007.................   160    10.88 - 11.41      1,797       2.77         1.30 - 2.10       0.19 -   0.62
   2006.................   173    10.90 - 11.34      1,938       1.59         1.30 - 2.10       7.98 -   8.84
   2005.................   204    10.10 - 10.42      2,103       1.22         1.30 - 2.10       2.84 -   3.65

   AIM V. I. Basic Value II
   2009.................   976    10.40 - 11.36     10,466       1.13         1.29 - 2.59      43.91 -  45.83
   2008................. 1,178     7.23 -  7.79      8,652       0.49         1.29 - 2.59     -53.15 - -52.53
   2007................. 1,260    15.43 - 16.41     19,438       0.33         1.29 - 2.59      -1.28 -   0.05
   2006................. 1,431    15.63 - 16.40     22,198       0.12         1.29 - 2.59      10.02 -  11.49
   2005................. 1,573    14.20 - 14.71     21,968       0.00         1.29 - 2.59       2.71 -   4.07

   AIM V. I. Capital Appreciation II
   2009.................   412     9.84 - 10.75      4,102       0.26         1.29 - 2.59      17.59 -  19.16
   2008.................   445     8.37 -  9.02      3,716       0.00         1.29 - 2.59     -44.12 - -43.37
   2007.................   546    14.98 - 15.93      7,992       0.00         1.29 - 2.59       8.82 -  10.28
   2006.................   620    13.76 - 14.45      8,274       0.00         1.29 - 2.59       3.32 -   4.69
   2005.................   570    13.32 - 13.80      7,538       0.00         1.29 - 2.59       5.77 -   7.18

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts
  (continued):
   AIM V. I. Capital Development II
   2009................   36    $10.95 - 11.59     $  410       0.00%        1.30 - 2.00%     39.18 -  40.16%
   2008................   42      7.87 -  8.27        336       0.00         1.30 - 2.00     -48.18 - -47.81
   2007................   47     15.19 - 15.85        733       0.00         1.30 - 2.00       8.35 -   9.11
   2006................   41     14.02 - 14.52        592       0.00         1.30 - 2.00      13.96 -  14.76
   2005................   42     12.30 - 12.65        523       0.00         1.30 - 2.00       7.09 -   7.86

   AIM V. I. Core Equity II
   2009................  275      9.52 - 10.00      2,814       1.48         1.29 - 2.59      24.67 -  26.33
   2008................  328      7.64 -  7.91      2,672       1.82         1.29 - 2.59     -32.13 - -31.22
   2007................  389     11.25 - 11.50      4,618       0.90         1.29 - 2.59       5.07 -   6.48
   2006................  474     10.71 - 10.80      5,296       0.94         1.29 - 2.59       7.09 -   8.04
   2005................   43     11.01 - 11.33        478       1.23         1.30 - 2.00       2.99 -   3.72

   AIM V. I. Diversified Income II
   2009................   27      9.92 - 10.57        282       8.26         1.30 - 2.10       8.59 -   9.46
   2008................   38      9.13 -  9.66        357       8.83         1.30 - 2.10     -17.68 - -17.01
   2007................   46     11.10 - 11.64        528       7.08         1.30 - 2.10      -0.61 -   0.20
   2006................   48     11.16 - 11.61        552       5.03         1.30 - 2.10       2.01 -   2.83
   2005................   66     10.94 - 11.29        732       5.93         1.30 - 2.10       0.55 -   1.35

   AIM V. I. Government Securities II
   2009................   87     11.83 - 12.61      1,074       2.87         1.30 - 2.10      -2.33 -   1.55
   2008................  195     12.11 - 12.81      2,435       4.59         1.30 - 2.10       9.65 -  10.53
   2007................   95     11.04 - 11.59      1,089       3.33         1.30 - 2.10       3.89 -   4.73
   2006................  124     10.63 - 11.06      1,362       2.90         1.30 - 2.10       1.14 -   1.95
   2005................  202     10.51 - 10.85      2,177       2.87         1.30 - 2.10      -0.67 -   0.10

   AIM V. I. High Yield II
   2009................   30     14.72 - 15.56        461       8.40         1.30 - 2.00      49.06 -  50.10
   2008................   36      9.87 - 10.37        372       9.43         1.30 - 2.00     -27.27 - -26.76
   2007................   47     13.58 - 14.15        651       6.61         1.30 - 2.00      -1.00 -  -0.30
   2006................   52     13.71 - 14.20        732       7.55         1.30 - 2.00       8.23 -   8.99
   2005................   64     12.67 - 13.03        830       8.84         1.30 - 2.00       0.40 -   1.11

   AIM V. I. International Growth II
   2009................   49     15.62 - 16.66        796       1.27         1.30 - 2.10      32.11 -  33.17
   2008................   59     11.82 - 12.51        719       0.40         1.30 - 2.10     -41.78 - -41.32
   2007................   78     20.31 - 21.31      1,636       0.39         1.30 - 2.10      12.06 -  12.96
   2006................   86     18.12 - 18.87      1,593       1.08         1.30 - 2.10      26.23 -  81.20
   2005................   66     14.53 - 14.95        973       0.64         1.30 - 2.00      15.36 -  16.18

--------
(au)For the period beginning March 1, 2006, and ending December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts
  (continued):
   AIM V. I. Large Cap Growth II
   2009................   65    $ 9.25 -  9.52     $  610       0.01%        1.30 - 2.10%     23.07 -  24.06%
   2008................   84      7.52 -  7.67        639       0.00         1.30 - 2.10     -39.70 - -39.21
   2007................   88     12.46 - 12.62      1,106       0.00         1.30 - 2.10      12.89 -  13.80
   2006 (ae)...........   95     11.04 - 11.09      1,047       0.00         1.30 - 2.10      10.40 -  10.89

   AIM V. I. Mid Cap Core Equity II
   2009................  332     11.44 - 12.22      4,096       0.96         1.29 - 2.44      26.69 -  28.18
   2008................  392      9.03 -  9.54      3,809       1.25         1.29 - 2.44     -30.42 - -29.60
   2007................  488     12.98 - 13.55      6,739       0.05         1.29 - 2.44       6.60 -   7.87
   2006................  545     12.17 - 12.56      6,990       0.67         1.29 - 2.44       8.28 -   9.55
   2005................  637     11.24 - 11.46      7,457       0.37         1.29 - 2.44       4.66 -   5.89

   AIM V. I. Money Market II
   2009................  159      9.47 - 10.35      1,626       0.06         1.30 - 2.40      -2.31 -   1.23
   2008................  198      9.69 - 10.48      2,045       1.74         1.30 - 2.40      -0.63 -   0.47
   2007................  228      9.76 - 10.43      2,352       4.00         1.30 - 2.40       1.80 -   2.93
   2006................  213      9.58 - 10.13      2,143       3.63         1.30 - 2.40       1.55 -   2.67
   2005................  286      9.44 -  9.87      2,794       2.16         1.30 - 2.40      -5.63 -   0.95

   AIM V. I. Technology II
   2009................    4     10.54 - 10.87         45       0.00         1.30 - 1.85      54.26 -  55.11
   2008................    6      6.83 -  7.01         43       0.00         1.30 - 1.85     -45.77 - -45.47
   2007................    9     12.53 - 12.85        119       0.00         1.30 - 2.00       5.34 -   6.08
   2006................   10     11.89 - 12.12        123       0.00         1.30 - 2.00       8.04 -   8.80
   2005................   12     11.01 - 11.14        132       0.00         1.30 - 2.00      -0.06 -   0.63

   AIM V. I. Utilities II
   2009................   29     15.08 - 15.56        452       3.64         1.30 - 1.85      12.51 -  13.13
   2008................   42     13.40 - 13.75        572       2.51         1.30 - 1.85     -33.75 - -33.38
   2007................   48     20.23 - 20.64        971       1.81         1.30 - 1.85      18.11 -  18.76
   2006................   50     17.13 - 17.38        873       3.80         1.30 - 1.85      22.96 -  23.64
   2005................   39     13.93 - 14.06        550       2.37         1.30 - 1.85      14.41 -  15.04

--------
(ae)For the period beginning June 12, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts:
   AllianceBernstein VPS Growth
   2009..............  3,442  $ 6.43 - 11.47    $ 28,380      0.00%        0.70 - 2.59%     29.43 -  31.94%
   2008..............  3,866    4.87 -  8.86      24,187      0.00         0.70 - 2.59     -44.09 - -43.00
   2007..............  5,068    8.55 - 15.84      55,665      0.00         0.70 - 2.59       9.73 -  11.87
   2006..............  6,256    7.64 - 14.44      59,865      0.00         0.70 - 2.59      -3.79 - - 1.93
   2005..............  6,832    7.79 - 15.01      64,949      0.00         0.70 - 2.59       8.75 -  10.86

   AllianceBernstein VPS Growth & Income
   2009..............  7,866   10.62 - 11.55      76,440      3.38         0.70 - 2.59      17.23 -  19.51
   2008..............  9,098    9.06 -  9.67      74,598      1.74         0.70 - 2.59     -42.23 - -41.11
   2007.............. 11,800   15.68 - 16.42     165,771      1.25         0.70 - 2.59       2.13 -   4.12
   2006.............. 14,983   15.35 - 15.77     203,750      1.12         0.70 - 2.59      13.96 -  16.17
   2005.............. 17,601   13.47 - 13.57     207,806      1.29         0.70 - 2.59       1.89 -   3.87

   AllianceBernstein VPS International Value
   2009..............  2,299    9.51 - 10.12      22,857      1.01         1.29 - 2.59      30.88 -  32.63
   2008..............  2,726    7.27 -  7.63      20,509      0.91         1.29 - 2.59     -54.50 - -53.89
   2007..............  2,617   15.97 - 16.54      42,873      1.07         1.29 - 2.59       2.83 -   4.21
   2006..............  2,631   15.53 - 15.88      41,513      1.29         1.29 - 2.59      31.63 -  33.38
   2005 (af).........  1,299   11.80 - 11.90      15,418      0.09         1.29 - 2.59      17.97 -  19.02

   AllianceBernstein VPS Large Cap Growth
   2009..............  3,398    6.68 - 11.30      22,723      0.00         0.70 - 2.59      33.56 -  36.15
   2008..............  3,924    4.91 -  8.46      19,367      0.00         0.70 - 2.59     -41.38 - -40.24
   2007..............  4,753    8.21 - 14.43      39,213      0.00         0.70 - 2.59      10.66 -  12.82
   2006..............  6,022    7.28 - 13.04      44,053      0.00         0.70 - 2.59      -3.21 -  -1.33
   2005..............  6,159    7.37 - 13.47      46,607      0.00         0.70 - 2.59      11.88 -  14.04

   AllianceBernstein VPS Small/Mid Cap Value
   2009..............  1,511   15.59 - 17.03      25,089      0.79         1.29 - 2.59      38.96 -  40.82
   2008..............  1,815   11.22 - 12.09      21,471      0.47         1.29 - 2.59     -37.42 - -36.58
   2007..............  2,375   17.92 - 19.07      44,404      0.76         1.29 - 2.59      -1.12 -   0.21
   2006..............  2,636   18.13 - 19.03      49,368      0.23         1.29 - 2.59      11.25 -  12.73
   2005..............  2,513   16.29 - 16.88      41,919      0.56         1.29 - 2.59       3.88 -   5.26

--------
(af)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein
  Variable Product Series
  Fund Sub-Accounts
  (continued):
   AllianceBernstein VPS Utility Income
   2009 (g)...............   --       N/A - N/A       $   --       5.56%        1.29 - 2.59%      7.29 -   8.34%
   2008...................  424    $ 9.59 - 10.06      4,191       2.95         1.29 - 2.59     -38.40 - -37.57
   2007...................  519     15.56 - 16.12      8,265       2.05         1.29 - 2.59      18.87 -  20.46
   2006...................  460     13.09 - 13.38      6,119       2.45         1.29 - 2.59      30.91 -  33.83
   2005 (af)..............  290     10.89 - 10.98      3,174       0.29         1.29 - 2.44       8.92 -   9.78

   AllianceBernstein VPS Value
   2009...................  272      7.95 -  8.46      2,258       3.09         1.29 - 2.59      17.90 -  19.48
   2008...................  274      6.74 -  7.08      1,914       2.24         1.29 - 2.59     -42.55 - -41.78
   2007...................  311     11.73 - 12.16      3,747       1.20         1.29 - 2.59      -6.66 -  -5.41
   2006...................  362     12.57 - 12.85      4,624       1.04         1.29 - 2.59      17.90 -  19.47
   2005 (af)..............  135     10.66 - 10.76      1,449       0.52         1.29 - 2.59       6.62 -   7.57

Investments in the
  American Century
  Variable Portfolios,
  Inc. Sub-Accounts:
   American Century VP Balanced
   2009...................    1     14.06 - 14.06         20       5.12         1.45 - 1.45      13.82 -  13.82
   2008...................    1     12.35 - 12.35         18       2.65         1.45 - 1.45     -21.48 - -21.48
   2007...................    2     15.73 - 15.73         24       2.84         1.45 - 1.45       3.42 -   3.42
   2006...................    3     15.21 - 15.36         50       2.24         1.35 - 1.45       8.05 -   8.15
   2005...................    4     14.08 - 14.20         53       1.94         1.35 - 1.45       3.43 -   3.53

Investments in the
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.
  Sub-Account:
   Dreyfus Socially Responsible Growth Fund
   2009...................    3      5.71 -  8.99         25       0.91         1.15 - 1.65      31.57 -  32.23
   2008...................    3      4.34 -  6.80         20       1.11         1.15 - 1.65     -35.50 - -35.18
   2007...................   17      6.73 - 10.49        159       0.63         1.15 - 1.65       6.01 -   6.55
   2006...................   26      6.35 -  9.85        233       0.11         1.15 - 1.65       7.42 -   7.96
   2005...................   31      5.91 -  9.12        256       0.00         1.15 - 1.65       1.92 -   2.43

--------
(g)For the period beginning January 1, 2009 and ended September 25, 2009
(af)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Stock Index
  Fund Sub-Account:
   Dreyfus Stock Index Fund
   2009.................   53    $ 8.66 - 10.26     $  527       1.91%        1.15 - 1.85%     24.00 -  24.89%
   2008.................   73      6.98 -  8.22        565       1.97         1.15 - 1.85     -38.31 - -37.86
   2007.................  104     11.31 - 13.23      1,291       1.71         1.15 - 1.85       3.30 -   4.05
   2006.................  126     10.95 - 12.71      1,494       1.63         1.15 - 1.85      13.37 -  14.18
   2005.................  163      9.66 - 11.13      1,717       1.54         1.15 - 1.85       2.76 -   3.50

Investments in the
  Dreyfus Variable
  Investment Fund
  Sub-Accounts:
   VIF Growth & Income
   2009.................   13      9.06 - 10.07        122       1.23         1.15 - 2.00      26.21 -  27.31
   2008.................   16      6.22 -  7.91        120       0.65         1.15 - 1.85     -41.52 - -41.09
   2007.................   17     10.63 - 13.43        223       0.74         1.15 - 1.85       6.43 -   7.20
   2006.................   27      9.99 - 12.53        318       0.71         1.15 - 1.85      12.40 -  13.21
   2005.................   31      8.89 - 11.07        328       1.30         1.15 - 1.85       1.45 -   2.17

   VIF Money Market
   2009.................   97     10.35 - 12.18      1,064       0.17         1.15 - 1.85      -1.72 -   1.02
   2008.................  156     10.53 - 12.30      1,737       2.07         1.15 - 1.85       0.65 -   1.37
   2007.................   71     10.46 - 12.13        773       4.85         1.15 - 1.85       2.92 -   3.66
   2006.................   75     10.16 - 11.71        803       4.33         1.15 - 1.85       2.66 -   3.40
   2005.................   89      9.90 - 11.32        941       2.51         1.15 - 1.85       0.76 -   1.49

Investments in the
  DWS Variable Series I
  Sub-Accounts:
   DWS Bond VIP A
   2009.................   40     12.95 - 13.09        524       8.01         0.70 - 0.80       9.19 -   9.30
   2008.................   39     11.86 - 11.98        469       5.89         0.70 - 0.80     -17.44 - -17.35
   2007.................   56     14.36 - 14.49        916       4.16         0.70 - 0.80       3.34 -   3.44
   2006.................   57     13.90 - 14.01        799       4.01         0.70 - 0.80       3.88 -   3.98
   2005.................   85     13.38 - 13.47      1,143       3.39         0.70 - 0.80       1.78 -   1.89

   DWS Capital Growth VIP A
   2009.................  119     10.58 - 10.70      1,268       1.26         0.70 - 0.80      25.85 -  25.98
   2008.................  122      8.41 -  8.49      1,032       1.14         0.70 - 0.80     -33.52 - -33.45
   2007.................  133     12.65 - 12.76      1,694       0.58         0.70 - 0.80      11.69 -  11.80
   2006.................  156     11.32 - 11.41      1,779       0.63         0.70 - 0.80       7.66 -   7.77
   2005.................  239     10.52 - 10.59      2,527       0.80         0.70 - 0.80       8.09 -   8.20

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  DWS Variable Series I
  Sub-Accounts
  (continued):
   DWS Global Opportunities VIP A
   2009..................   54    $20.29 - 20.52     $1,100       1.61%        0.70 - 0.80%     47.02 -  47.17%
   2008..................   54     13.80 - 13.94        755       0.29         0.70 - 0.80     -50.37 - -50.32
   2007..................   62     27.81 - 28.07      1,728       1.19         0.70 - 0.80       8.45 -   8.56
   2006..................   70     25.64 - 25.85      1,799       1.06         0.70 - 0.80      21.10 -  21.23
   2005..................   89     21.17 - 21.33      1,899       0.60         0.70 - 0.80      17.25 -  17.36

   DWS Growth and Income VIP A
   2009..................   51      9.19 -  9.30        472       2.02         0.70 - 0.80      33.07 -  33.21
   2008..................   56      6.91 -  6.98        387       2.10         0.70 - 0.80     -38.81 - -38.74
   2007..................   56     11.29 - 11.39        635       1.56         0.70 - 0.80       0.54 -   0.64
   2006..................  110     11.23 - 11.32      1,240       0.92         0.70 - 0.80      12.72 -  12.83
   2005..................  116      9.96 - 10.03      1,160       1.25         0.70 - 0.80       5.22 -   5.33

   DWS International VIP A
   2009..................   46     11.19 - 11.32        524       4.25         0.70 - 0.80      32.45 -  32.58
   2008..................   49      8.45 -  8.54        415       1.59         0.70 - 0.80     -48.63 - -48.58
   2007..................   53     16.45 - 16.60        877       2.32         0.70 - 0.80      13.67 -  13.78
   2006..................   56     14.47 - 14.59        815       2.00         0.70 - 0.80      24.91 -  25.03
   2005..................   74     11.59 - 11.67        866       1.66         0.70 - 0.80      15.24 -  15.36

Investments in the
  DWS Variable Series II
  Sub-Accounts:
   DWS Balanced VIP A II
   2009..................  149     10.67 - 10.73      1,601       3.59         0.70 - 0.80      22.44 -  22.57
   2008..................  155      8.72 -  8.75      1,352       4.15         0.70 - 0.80     -27.91 - -27.84
   2007..................  169     12.09 - 12.13      2,051       3.22         0.70 - 0.80       4.00 -   4.10
   2006..................  179     11.63 - 11.65      2,090       2.62         0.70 - 0.80       9.36 -   9.47
   2005 (af).............  238     10.63 - 10.64      2,531       0.00         0.70 - 0.80       6.33 -   6.41

   DWS Money Market VIP A II
   2009..................   56     10.62 - 10.66        596       0.45         0.70 - 0.80       -0.47 - -0.37
   2008..................   87     10.67 - 10.70        935       2.62         0.70 - 0.80        1.83 -  1.93
   2007..................   98     10.48 - 10.50      1,033       4.98         0.70 - 0.80        4.16 -  4.27
   2006 (ag).............  101     10.06 - 10.07      1,013       1.27         0.70 - 0.80        0.64 -  0.66

--------
(ag)For the period beginning November 3, 2006, and ending December 31, 2006
(af)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  DWS Variable Series II
  Sub-Accounts
  (continued):
   DWS Small Cap Growth VIP A II
   2009..................    39   $ 8.91 -  8.96    $   347       0.00%        0.70 - 0.80%     39.48 -  39.62%
   2008..................    39     6.39 -  6.42        251       0.00         0.70 - 0.80     -49.91 - -49.86
   2007..................    36    12.76 - 12.79        465       0.00         0.70 - 0.80       5.35 -   5.45
   2006..................    47    12.11 - 12.13        576       0.00         0.70 - 0.80       4.43 -   4.53
   2005 (af).............    66    11.60 - 11.61        760       0.00         0.70 - 0.80      15.98 -  16.06

Investments in the
  Federated Insurance
  Series Sub-Account:
   Federated Prime Money Fund II
   2009.................. 1,287    10.35 - 11.77     15,995       0.41         1.15 - 1.85       -1.41 - -0.70
   2008..................   628    10.50 - 11.85      7,592       2.60         1.15 - 1.85        0.66 -  1.38
   2007..................   894    10.43 - 11.69     10,661       5.74         1.15 - 1.85        2.84 -  3.58
   2006..................   528    10.14 - 11.29      5,996       4.39         1.15 - 1.85        2.60 -  3.33
   2005..................   573     9.88 - 10.92      6,335       2.59         1.15 - 1.85        0.81 -  1.53

Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts:
   VIP Contrafund
   2009..................   526    12.89 - 16.86      7,153       1.28         1.15 - 1.65      33.49 -  34.16
   2008..................   630     9.65 - 12.57      6,435       0.90         1.15 - 1.65     -43.46 - -43.17
   2007..................   793    17.07 - 22.12     14,275       0.87         1.15 - 1.65      15.66 -  16.24
   2006..................   988    12.89 - 19.03     15,497       1.27         1.15 - 1.65       9.89 -  10.44
   2005.................. 1,152    11.73 - 17.23     16,506       0.28         1.15 - 1.65      15.03 -  15.60

   VIP Equity-Income
   2009..................   109     9.94 - 11.79      1,225       2.22         1.15 - 1.65      28.08 -  28.72
   2008..................   109     7.76 -  9.16        960       1.94         1.15 - 1.65     -43.60 - -43.31
   2007..................   179    13.76 - 16.15      2,782       1.54         1.15 - 1.65      -0.14 -   0.36
   2006..................   267    13.78 - 16.09      4,159       3.28         1.15 - 1.65      18.23 -  18.82
   2005..................   413    11.65 - 13.54      5,397       1.69         1.15 - 1.65       4.14 -   4.66

   VIP Growth
   2009..................   460     7.19 -  9.29      3,486       0.41         1.15 - 1.65      26.19 -  26.82
   2008..................   540     5.70 -  7.32      3,264       0.78         1.15 - 1.65     -48.03 - -47.77
   2007..................   643    10.97 - 14.02      7,458       0.84         1.15 - 1.65      24.88 -  25.51
   2006..................   827     8.78 - 11.17      7,662       0.42         1.15 - 1.65       5.11 -   5.63
   2005.................. 1,080     6.45 - 10.58      9,443       0.51         1.15 - 1.65       4.07 -   4.59

--------
(af)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts
  (continued):
   VIP High Income
   2009..................   115   $11.56 - 12.45    $ 1,314        7.37%       1.15 - 1.65%     41.60 -  42.31%
   2008..................   156     8.16 -  8.75      1,263        7.45        1.15 - 1.65     -26.21 - -25.84
   2007..................   233    11.06 - 11.80      2,567        7.51        1.15 - 1.65       1.10 -   1.60
   2006..................   298    10.94 - 11.61      3,249        6.94        1.15 - 1.65       9.42 -   9.97
   2005..................   379    10.00 - 10.56      3,766       14.71        1.15 - 1.65       1.02 -   1.53

   VIP Index 500
   2009..................   622     8.16 -  8.49      5,253        2.40        1.15 - 1.65      24.53 -  25.16
   2008..................   690     6.52 -  6.82      4,707        1.93        1.15 - 1.65     -38.03 - -37.72
   2007..................   904    10.47 - 11.01      9,912        3.62        1.15 - 1.65       3.70 -   4.23
   2006.................. 1,120    10.05 - 10.61     11,743        1.82        1.15 - 1.65      13.84 -  14.41
   2005.................. 1,435     8.27 -  8.78     13,080        1.82        1.15 - 1.65       3.11 -   3.63

   VIP Investment Grade Bond
   2009..................   147    15.53 - 16.19      2,376        8.84        1.25 - 1.65      13.83 -  14.29
   2008..................   184    13.64 - 14.16      2,600        4.51        1.25 - 1.65      -4.83 -  -4.45
   2007..................   234    14.33 - 14.82      3,460        4.47        1.25 - 1.65       2.63 -   3.04
   2006..................   286    13.97 - 14.39      4,096        4.24        1.25 - 1.65       2.65 -   3.06
   2005..................   352    13.61 - 13.96      4,901        3.72        1.25 - 1.65       0.52 -   0.93

   VIP Overseas
   2009..................   143     8.98 -  9.07      1,486        1.93        1.15 - 1.65      24.46 -  25.08
   2008..................   172     7.22 -  7.25      1,437        2.21        1.15 - 1.65     -44.73 - -44.45
   2007..................   241    13.05 - 15.56      3,642        3.37        1.15 - 1.65      15.38 -  15.96
   2006..................   287    11.25 - 13.48      3,724        0.89        1.15 - 1.65      16.15 -  16.73
   2005..................   314     9.64 - 11.61      3,514        0.65        1.15 - 1.65      17.10 -  17.69

Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)
   2009..................     9    10.14 - 10.36         88        1.57        1.35 - 1.60      30.29 -  30.62
   2008..................     5     7.93 -  7.93         40        1.75        1.35 - 1.35     -36.81 - -36.81
   2007..................     5    12.55 - 12.55         66        3.65        1.35 - 1.35      16.99 -  16.99
   2006..................     6    10.58 - 10.73         63        1.52        1.35 - 1.60       5.02 -   5.29
   2005..................     5    10.07 - 10.19         49        1.48        1.35 - 1.60       1.91 -   2.17

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Contrafund (Service Class 2)
   2009.................. 7,788   $ 9.01 - 10.79    $ 77,547      1.12%        1.29 - 2.59%     31.96 -  33.72%
   2008.................. 8,276     8.18 -  8.59      62,220      0.84         1.29 - 2.59     -44.18 - -43.43
   2007.................. 8,137    11.91 - 14.65     110,027      0.83         1.29 - 2.59      14.25 -  15.78
   2006.................. 6,413    10.29 - 12.82      77,840      1.11         1.29 - 2.59       2.91 -   8.55
   2005.................. 2,203    11.81 - 11.92      26,417      0.01         1.29 - 2.59      18.12 -  19.17

   VIP Equity-Income (Service Class 2)
   2009..................   106     9.59 - 10.32       1,018      1.75         1.35 - 2.00      27.29 -  28.13
   2008..................   151     7.49 -  8.10       1,130      1.67         1.35 - 2.00     -43.96 - -43.59
   2007..................   271    13.27 - 14.46       3,575      1.60         1.35 - 2.00      -0.76 -  -0.10
   2006..................   300    13.28 - 14.57       3,979      2.94         1.35 - 2.00      17.54 -  18.31
   2005..................   314    11.23 - 12.40       3,533      1.43         1.35 - 2.00       4.15 -  23.99

   VIP Freedom 2010 Portfolio (Service Class 2)
   2009..................   969     9.67 - 10.14       9,706      3.65         1.29 - 2.54      20.81 -  22.36
   2008.................. 1,046     8.03 -  8.29       8,586      3.77         1.29 - 2.44     -27.00 - -26.13
   2007..................   566    11.04 - 11.22       6,320      2.89         1.29 - 2.24       5.98 -   7.02
   2006 (ah).............   328    10.42 - 10.48       3,433      2.90         1.29 - 2.24       4.15 -   4.83

   VIP Freedom 2020 Portfolio (Service Class 2)
   2009..................   775     9.25 -  9.60       7,366      3.23         1.29 - 2.29      25.60 -  26.89
   2008..................   724     7.39 -  7.57       5,433      2.80         1.29 - 2.19     -34.27 - -33.67
   2007..................   581    11.28 - 11.41       6,602      2.88         1.29 - 1.99       7.77 -   8.84
   2006 (ah).............   198    10.46 - 10.51       2,075      2.67         1.29 - 1.99       4.63 -   5.13

   VIP Freedom 2030 Portfolio (Service Class 2)
   2009..................   318     8.85 -  9.12       2,867      2.12         1.29 - 2.09      28.44 -  29.49
   2008..................   284     6.93 -  7.04       1,987      2.69         1.29 - 1.89     -39.34 - -38.97
   2007..................   194    11.42 - 11.54       2,226      2.46         1.29 - 1.89       8.97 -   9.64
   2006 (ah).............   109    10.48 - 10.52       1,146      2.56         1.29 - 1.89       4.79 -   5.22

   VIP Freedom Income Portfolio (Service Class 2)
   2009..................   345    10.42 - 10.82       3,692      3.70         1.29 - 2.29      12.01 -  13.16
   2008..................   275     9.40 -  9.56       2,616      4.16         1.29 - 1.89     -12.39 - -11.86
   2007..................   179    10.73 - 10.84       1,936      5.64         1.29 - 1.89       3.90 -   4.54
   2006 (ah).............    54    10.33 - 10.37         561      5.44         1.29 - 1.89       3.31 -   3.73

--------
(ah)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Growth & Income (Service Class 2)
   2009.................. 1,061   $ 9.24 -  9.83    $10,243        0.84%       1.29 - 2.59%     23.73 -  25.38%
   2008.................. 1,138     7.47 -  7.84      8,791        0.99        1.29 - 2.59     -43.41 - -42.65
   2007.................. 1,126    13.19 - 13.67     15,234        1.45        1.29 - 2.59       8.95 -  10.41
   2006.................. 1,180    12.11 - 12.38     14,521        0.53        1.29 - 2.59       9.94 -  11.40
   2005 (af).............   621    11.02 - 11.11      6,884        0.00        1.29 - 2.59      10.16 -  11.14

   VIP Growth (Service Class 2)
   2009..................    35     6.82 -  7.12        250        0.15        1.35 - 1.85      25.60 -  26.24
   2008..................    63     5.43 -  5.64        359        0.61        1.35 - 1.85     -48.29 - -48.02
   2007..................    66    10.49 - 10.86        722        0.40        1.35 - 1.85      24.30 -  24.94
   2006..................    75     8.44 -  8.69        654        0.17        1.35 - 1.85       4.61 -   5.14
   2005..................    86     8.07 -  8.26        717        0.26        1.35 - 1.85       3.56 -   4.08

   VIP Growth Stock (Service Class 2)
   2009..................   176     8.83 -  9.16      1,594        0.05        1.29 - 2.29      41.12 -  42.56
   2008..................   187     6.25 -  6.43      1,192        0.00        1.29 - 2.29     -46.04 - -45.49
   2007..................   147    11.67 - 11.79      1,724        0.00        1.29 - 1.89      19.99 -  20.73
   2006 (ah).............    47     9.73 -  9.77        456        0.00        1.29 - 1.89      -2.74 -  -2.34

   VIP High Income (Service Class 2)
   2009..................   669    11.54 - 12.19      8,136        7.88        1.29 - 2.44      39.97 -  41.61
   2008..................   785     8.24 -  8.61      6,771        8.10        1.29 - 2.44     -26.97 - -26.11
   2007..................   964    11.29 - 11.65     11,264        8.39        1.29 - 2.44       0.03 -   1.21
   2006..................   950    11.28 - 11.51     11,001        9.54        1.29 - 2.44       8.32 -   9.60
   2005..................   549    10.41 - 10.50      5,887       14.03        1.29 - 2.59       4.05 -   4.98

   VIP Index 500 (Service Class 2)
   2009..................   873     8.34 -  8.71      7,544        2.27        1.29 - 2.44      23.22 -  24.67
   2008..................   871     6.77 -  6.98      6,059        2.16        1.29 - 2.44     -38.70 - -37.97
   2007..................   805    11.04 - 11.26      9,066        3.44        1.29 - 2.44       2.60 -   3.82
   2006..................   358    10.76 - 10.85      3,927        0.99        1.29 - 2.44       7.61 -   8.46
   2005..................   184     9.58 -  9.81      1,797        1.62        1.35 - 1.85       2.63 -   3.15

--------
(af)For the period beginning April 29, 2005, and ended December 31, 2005
(ah)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Investment Grade Bond (Service Class 2)
   2009..................    <1   $13.06 - 13.06    $     1       9.98%        1.50 - 1.50%     13.74 -  13.74%
   2008..................     1    11.48 - 11.48          7       5.56         1.50 - 1.50     -4.91 -   -4.91
   2007..................     1    12.08 - 12.08         18       4.44         1.50 - 1.50       2.51 -   2.51
   2006..................     2    11.78 - 11.78         21       3.44         1.50 - 1.50       2.58 -   2.58
   2005..................     2    11.49 - 11.49         24       3.40         1.50 - 1.50       0.37 -   0.37

   VIP Mid Cap (Service Class 2)
   2009.................. 1,917     9.27 - 11.85     20,438       0.44         1.29 - 2.59      36.13 -  37.95
   2008.................. 2,113     8.70 -  9.14     16,457       0.25         1.29 - 2.59     -41.17 - -40.39
   2007.................. 2,415    11.27 - 14.80     32,122       0.51         1.29 - 2.59      12.34 -  13.84
   2006.................. 1,846    13.17 - 13.47     22,815       0.11         1.29 - 2.59      10.96 -  31.72
   2005 (af).............   703    12.04 - 12.14      8,508       0.00         1.29 - 2.44      20.41 -  21.36

   VIP Money Market (Service Class 2)
   2009.................. 2,328    10.00 - 10.16     24,330       0.50         1.25 - 2.59     -2.13 -   -0.04
   2008.................. 2,544    10.38 - 10.76     27,082       2.16         1.29 - 2.59       0.11 -   1.44
   2007..................   915    10.41 - 10.60      9,648       3.91         1.29 - 2.39       2.44 -   3.60
   2006 (ah)............. 1,088    10.16 - 10.23     11,107       2.58         1.29 - 2.39       1.58 -   2.35

   VIP Overseas (Service Class 2)
   2009..................     9    10.31 - 10.78         98       1.36         1.35 - 1.85      23.89 -  24.52
   2008..................    17     8.32 -  8.65        149       3.22         1.35 - 1.85     -45.00 - -44.72
   2007..................    11    15.13 - 15.65        182       3.04         1.35 - 1.85      14.88 -  15.46
   2006..................     9    13.17 - 13.56        135       0.51         1.35 - 1.85      16.19 -  31.73
   2005 (af).............     6    11.67 - 16.58         74       0.49         1.35 - 1.80      16.65 -  17.18

Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities
   2009..................   397    10.32 - 10.98      4,282       0.00         1.29 - 2.59      29.53 -  31.25
   2008..................   437     7.97 -  8.36      3,600       0.12         1.29 - 2.59     -36.99 - -36.15
   2007..................   428    12.64 - 13.10      5,546       0.13         1.29 - 2.59      11.35 -  12.84
   2006..................   410    11.35 - 11.61      4,725       0.01         1.29 - 2.59       3.85 -  13.54
   2005 (af).............   131    11.09 - 11.18      1,457       0.15         1.29 - 2.44      10.90 -  11.78

--------
(af)For the period beginning April 29, 2005, and ended December 31, 2005
(ah)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin Growth and Income Securities
   2009..............  3,531  $11.89 - 13.17    $ 45,548      4.62%        1.29 - 2.69%     23.15 -  24.92%
   2008..............  4,023    9.66 - 10.54      41,666      3.28         1.29 - 2.69     -36.89 - -35.98
   2007..............  4,938   15.30 - 16.47      80,067      2.34         1.29 - 2.69      -6.31 - - 4.96
   2006..............  5,458   16.34 - 17.33      93,369      2.40         1.29 - 2.69      13.62 -  15.25
   2005..............  5,741   14.38 - 15.03      85,475      2.65         1.29 - 2.69       0.74 -   2.18

   Franklin High Income Securities
   2009..............    908   11.82 - 12.76      11,343      6.81         1.28 - 2.59      39.00 -  40.88
   2008..............    850    8.57 -  9.06       7,572      9.95         1.28 - 2.44     -25.25 - -24.35
   2007..............  1,006   11.46 - 11.97      11,886      6.29         1.28 - 2.44       0.20 -   1.40
   2006..............  1,172   11.44 - 11.80      13,689      6.41         1.28 - 2.44       6.70 -   7.98
   2005..............  1,146   10.72 - 10.93      12,447      6.61         1.28 - 2.44       0.80 -   2.00

   Franklin Income Securities
   2009.............. 16,850   11.64 - 12.56     207,946      7.91         1.28 - 2.59      32.09 -  33.87
   2008.............. 19,065    8.81 -  9.38     176,274      5.71         1.28 - 2.59     -31.48 - -30.55
   2007.............. 23,607   12.86 - 13.51     315,068      3.56         1.28 - 2.59       1.06 -   2.43
   2006.............. 20,822   12.73 - 13.19     272,191      3.26         1.28 - 2.59      15.19 -  16.74
   2005.............. 12,501   11.05 - 11.30     140,500      3.28         1.28 - 2.59       0.31 -  10.50

   Franklin Large Cap Growth Securities
   2009..............  5,184    9.36 -  9.98      51,013      1.35         1.29 - 2.49      26.50 -  28.06
   2008..............  5,906    7.40 -  7.79      45,512      1.33         1.29 - 2.49     -36.16 - -35.37
   2007..............  6,664   11.57 - 12.06      79,677      0.79         1.29 - 2.54       3.52 -   4.85
   2006..............  5,670   11.18 - 11.50      64,820      0.76         1.29 - 2.54       9.47 -  11.79
   2005..............  2,903   10.35 - 10.51      30,389      0.29         1.29 - 2.49      -0.24 -   3.49

   Franklin Small Cap Value Securities
   2009..............  2,387   10.66 - 16.28      40,027      1.60         1.28 - 2.69      25.68 -  27.51
   2008..............  2,695    8.36 - 12.95      35,580      1.18         1.28 - 2.69     -34.82 - -33.87
   2007..............  3,302   12.64 - 19.87      66,006      0.68         1.28 - 2.69      -5.02 -  -3.63
   2006..............  3,842   13.12 - 20.92      78,437      0.66         1.28 - 2.69      13.84 -  15.50
   2005..............  3,217   11.36 - 18.38      59,475      0.70         1.28 - 2.69       5.85 -  13.57

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin Small Mid-Cap Growth Securities
   2009..............    151  $15.62 - 18.29    $  2,308      0.00%        1.15 - 2.34%     40.22 -  41.93%
   2008..............    158   11.14 - 12.89       1,742      0.00         1.15 - 2.34     -43.84 - -43.15
   2007..............    183   19.84 - 22.67       3,480      0.00         1.15 - 2.34       8.62 -   9.96
   2006..............    215   18.26 - 20.62       3,789      0.00         1.15 - 2.34       6.16 -   7.45
   2005..............    231   17.20 - 19.19       3,826      0.00         1.15 - 2.34       2.34 -   3.59

   Franklin U.S. Government
   2009..............  3,519   11.18 - 12.13      41,848      3.63         1.29 - 2.69       0.32 -   1.76
   2008..............  3,759   11.15 - 11.92      44,053      5.07         1.29 - 2.69       4.70 -   6.20
   2007..............  2,255   10.65 - 11.22      25,035      4.63         1.29 - 2.69       3.72 -   5.22
   2006..............  1,941   10.27 - 10.66      20,542      4.27         1.29 - 2.69       1.23 -   2.68
   2005..............  1,485   10.14 - 10.39      15,353      4.40         1.29 - 2.69      -0.34 -   1.09

   Mutual Global Discovery Securities (h)
   2009..............  2,263    9.98 - 10.48      24,825      1.11         1.29 - 2.59      20.12 -  21.73
   2008..............  2,484    8.31 -  8.61      22,418      2.32         1.29 - 2.59     -30.31 - -29.38
   2007..............  2,548   11.93 - 12.19      32,766      1.53         1.29 - 2.54       8.99 -  10.40
   2006..............  1,515   10.95 - 13.85      18,246      0.68         1.29 - 2.54       9.47 -  21.47
   2005 (af).........    248   11.32 - 11.40       2,826      0.38         1.29 - 2.44      13.16 -  14.05

   Mutual Shares Securities
   2009..............  9,119   12.90 - 18.17     117,555      1.83         1.15 - 2.69      22.66 -  24.61
   2008.............. 10,508   10.51 - 14.59     109,605      2.92         1.15 - 2.69     -38.80 - -37.83
   2007.............. 13,307   17.18 - 23.46     223,678      1.50         1.15 - 2.69       0.68 -   2.29
   2006.............. 13,386   17.06 - 22.93     219,784      1.27         1.15 - 2.69      15.21 -  17.03
   2005.............. 10,392   14.81 - 19.60     147,674      0.87         1.15 - 2.69       7.59 -   9.29

   Templeton Developing Markets Securities
   2009..............    910   30.81 - 33.61      29,859      4.09         1.29 - 2.49      68.30 -  70.37
   2008..............  1,006   18.19 - 19.73      19,433      2.78         1.29 - 2.59     -53.93 - -53.32
   2007..............  1,213   27.76 - 39.48      50,314      2.27         1.15 - 2.59      25.43 -  27.31
   2006..............  1,202   21.81 - 31.48      39,374      1.08         1.15 - 2.59      24.78 -  26.63
   2005..............  1,123   17.22 - 25.23      29,194      1.15         1.15 - 2.59      24.14 -  72.20

--------
(h)Previously known as Mutual Discovery Securities
(af)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Templeton Foreign Securities
   2009...............  8,365  $13.26 - 17.10    $134,982       3.25%       1.15 - 2.69%     33.36 -  35.48%
   2008...............  9,583    9.79 - 12.82     115,017       2.41        1.15 - 2.69     -41.98 - -41.06
   2007............... 11,824   16.61 - 22.10     240,018       2.01        1.15 - 2.69      12.34 -  14.13
   2006............... 11,793   14.55 - 19.68     206,971       1.24        1.15 - 2.69      18.19 -  20.06
   2005...............  8,679   12.12 - 16.65     125,225       1.09        1.15 - 2.69       7.21 -   8.91

   Templeton Global Bond Securities (i)
   2009...............    131   19.42 - 27.33       2,855      13.65        1.15 - 2.39      15.85 -  17.33
   2008...............    152   16.76 - 23.30       2,867       3.98        1.15 - 2.39       3.67 -   4.99
   2007...............    199   16.17 - 22.19       3,587       2.92        1.15 - 2.39       8.34 -   9.73
   2006...............    219   14.92 - 20.22       3,600       3.13        1.15 - 2.39      10.08 -  11.48
   2005...............    272   13.56 - 18.14       4,101       6.12        1.15 - 2.39      -4.18 -  -5.39

   Templeton Growth Securities
   2009...............    106   10.69 - 15.51       1,542       2.84        1.15 - 1.85      28.68 -  29.60
   2008...............    122    8.31 - 11.97       1,369       1.70        1.15 - 1.85     -43.39 - -42.98
   2007...............    190   14.68 - 20.99       3,731       1.43        1.15 - 1.85       0.44 -   1.17
   2006...............    288   14.62 - 20.75       5,395       1.29        1.15 - 1.85      19.56 -  20.42
   2005...............    375   12.23 - 17.23       5,988       1.16        1.15 - 1.85       6.86 -   7.62

Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts:
   VIT Capital Growth
   2009...............      4    6.99 - 10.62          31       0.47        1.15 - 1.65      45.33 -  46.06
   2008...............      4    4.81 -  7.27          21       0.13        1.15 - 1.65     -42.71 - -42.42
   2007...............      4    8.40 - 12.63          40       0.14        1.15 - 1.65       8.32 -   8.87
   2006...............      7    7.75 - 11.60          62       0.11        1.15 - 1.65       6.79 -   7.32
   2005...............      9    7.26 - 10.81          74       0.14        1.15 - 1.65       1.26 -   1.77

   VIT Growth and Income
   2009...............    617    9.07 -  9.65       5,856       1.74        1.29 - 2.59      15.25 -  16.79
   2008...............    623    7.87 -  8.27       5,075       1.81        1.29 - 2.59     -35.43 - -34.57
   2007...............    779   12.19 - 12.63       9,743       1.89        1.29 - 2.59      -2.35 -  -1.04
   2006...............    712   12.49 - 12.77       9,037       2.04        1.29 - 2.59      19.46 -  21.05
   2005...............    429   10.45 - 10.55       4,518       3.04        1.29 - 2.59       4.53 -   5.46

--------
(i)Previously known as Templeton Global Income Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts
  (continued):
   VIT Mid Cap Value
   2009...............   485   $10.22 - 10.88    $ 5,208       1.72%        1.29 - 2.59%     29.70 -  31.43%
   2008...............   539     7.88 -  8.27      4,412       0.98         1.29 - 2.59     -38.36 - -37.53
   2007...............   685    12.79 - 13.25      8,995       0.76         1.29 - 2.59      -0.02 -   1.32
   2006...............   789    12.79 - 13.07     10,255       1.04         1.29 - 2.59      13.16 -  14.67
   2005...............   667    11.30 - 11.40      7,597       1.06         1.29 - 2.59      13.00 -  14.01

   VIT Strategic International Equity
   2009...............    <1     7.97 - 11.22          3       1.73         1.15 - 1.65      26.58 -  27.21
   2008...............   < 1     8.82 -  8.82          2       2.45         1.15 - 1.15     -46.09 - -46.09
   2007...............   < 1    16.36 - 16.36          6       1.34         1.15 - 1.15       5.68 -   5.68
   2006...............   < 1    15.48 - 15.48          7       0.56         1.15 - 1.15      20.71 -  20.71
   2005...............     3    12.42 - 12.82         33       0.30         1.15 - 1.59      11.92 -  12.41

   VIT Structured Small Cap Equity
   2009............... 1,338     8.01 - 14.18     11,301       1.09         1.15 - 2.59      24.37 -  26.21
   2008............... 1,537     6.44 - 11.24     10,299       0.61         1.15 - 2.59     -35.56 - -34.60
   2007............... 1,877    10.00 - 17.18     19,319       0.38         1.15 - 2.59     -18.88 - -17.67
   2006............... 1,871    12.32 - 20.87     23,572       0.81         1.15 - 2.59       9.37 -  10.99
   2005............... 1,214    11.27 - 18.80     13,903       0.42         1.15 - 2.59       4.86 -  12.67

   VIT Structured U.S. Equity Fund
   2009...............   945     8.54 -  9.09      8,434       1.96         1.29 - 2.59      18.01 -  19.58
   2008............... 1,068     7.24 -  7.60      8,002       1.54         1.29 - 2.59     -38.18 - -37.36
   2007............... 1,182    11.71 - 12.13     14,182       1.09         1.29 - 2.59      -4.89 -  -3.61
   2006............... 1,117    12.31 - 13.81     13,962       1.32         1.15 - 2.59       9.98 -  11.60
   2005...............   668    11.20 - 12.38      7,517       1.35         1.15 - 2.59      11.95 -   5.30

Investments in the
  Janus Aspen Series
  Sub-Account:
   Forty Portfolio
   2009...............     1    14.58 - 14.58         17       0.04         1.50 - 1.50      44.14 -  44.14
   2008...............     1    10.11 - 10.11         12       0.15         1.50 - 1.50     -44.99 - -44.99
   2007...............     1    18.39 - 18.39         23       0.40         1.50 - 1.50      34.93 -  34.93
   2006...............     2    13.63 - 13.63         22       0.35         1.50 - 1.50       7.71 -   7.71
   2005...............     2    12.65 - 12.65         21       0.21         1.50 - 1.50      11.16 -  11.16

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Janus Aspen Series
  (Service Shares)
  Sub-Account:
   Foreign Stock (Service Shares)
   2008 (aa)(ac)......   --         N/A - N/A      $--         0.00%        0.00 - 0.00%          N/A - N/A
   2007...............    2    $22.14 - 22.14       54         1.44         1.50 - 1.50      16.47 -  16.47%
   2006...............    2     19.01 - 19.01       47         1.59         1.50 - 1.50      16.29 -  16.29
   2005...............    2     16.35 - 16.35       40         0.77         1.50 - 1.50       4.65 -   4.65

   Overseas (Service Shares) (j)
   2009...............   --         N/A - N/A       --         0.75         1.50 - 1.50      76.39 -  76.39
   2008 (ab)(ac)......    2      9.70 -  9.70       24         0.00         1.50 - 1.50       0.00 -   0.00

Investments in the
  Lazard Retirement
  Series, Inc.
  Sub-Account:
   Emerging Markets Equity
   2009...............   <1     44.78 - 44.78        1         2.57         1.50 - 1.50      67.30 -  67.30
   2008...............  < 1     26.77 - 26.77        1         0.25         1.50 - 1.50     -49.49 - -49.49
   2007...............  < 1     52.99 - 52.99       21         0.99         1.50 - 1.50      31.30 -  31.30
   2006...............    1     40.36 - 40.36       24         0.53         1.50 - 1.50      28.00 -  28.00
   2005...............    1     31.35 - 31.35       22         0.21         1.50 - 1.50      38.67 -  38.67

Investments in the
  Legg Mason Variable
  Income Trust
  Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental Value Portfolio--Class I (k)
   2009...............   <1      7.56 -  7.56        1         1.34         1.50 - 1.50      27.42 -  27.42
   2008...............  < 1      5.93 -  5.93        1         0.52         1.50 - 1.50     -37.53 - -37.53
   2007 (ai)..........    1      9.50 -  9.50        8         2.50         1.50 - 1.50      -5.01 -  -5.01

--------
(j)Previously known as International Growth (Service Shares)
(k)Previously known as Legg Mason Variable Fundamental Value Portfolio
(aa)For the period beginning January 1, 2008 and ended April 29, 2008
(ab)For the period beginning April 30, 2008 and ended December 31, 2008
(ac)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)
(ai)For the period beginning May 1, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Legg Mason Partners
  Variable Portfolios I,
  Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Investors Portfolio--Class I (l)
   2009..................   < 1   $10.64 - 10.64    $     1       1.78%        1.50 - 1.50%     22.63 -  22.63%
   2008..................   < 1     8.67 -  8.67          1       0.30         1.50 - 1.50     -36.59 - -36.59
   2007..................     1    13.68 - 13.68         10       1.32         1.50 - 1.50       2.33 -   2.33
   2006..................     1    13.37 - 13.37          9       1.65         1.50 - 1.50      16.49 -  16.49
   2005..................     1    11.47 - 11.47          8       1.19         1.50 - 1.50       4.93 -   4.93

Investments in the
  Lord Abbett Series
  Fund Sub-Account:
   All Value
   2009..................   919    11.22 - 12.03     10,849       0.17         1.29 - 2.59      22.71 -  24.35
   2008..................   979     9.15 -  9.68      9,341       0.51         1.29 - 2.59     -30.52 - -29.59
   2007.................. 1,132    13.16 - 13.74     15,380       0.52         1.29 - 2.59       3.94 -   5.34
   2006.................. 1,138    12.66 - 13.05     14,734       0.69         1.29 - 2.59      11.68 -  13.17
   2005..................   772    11.34 - 11.53      8,862       0.54         1.29 - 2.59       5.58 -  13.40

   Bond-Debenture
   2009.................. 2,796    11.81 - 12.66     34,857       6.50         1.29 - 2.59      30.83 -  32.58
   2008.................. 3,000     9.03 -  9.55     28,306       6.49         1.29 - 2.59     -19.67 - -18.60
   2007.................. 3,599    11.24 - 11.73     41,845       6.73         1.29 - 2.59       3.42 -   4.81
   2006.................. 3,077    10.86 - 11.19     34,209       7.41         1.29 - 2.59       6.50 -   7.92
   2005.................. 1,735    10.20 - 10.37     17,927       8.07         1.29 - 2.59       0.00 -   2.01

   Growth and Income
   2009.................. 2,661     9.02 -  9.67     25,385       0.92         1.29 - 2.59      15.82 -  17.36
   2008.................. 3,013     7.79 -  8.24     24,562       1.34         1.29 - 2.59     -38.07 - -37.24
   2007.................. 3,879    12.58 - 13.14     50,506       1.34         1.29 - 2.59       0.74 -   2.10
   2006.................. 3,372    12.49 - 12.87     43,120       1.52         1.29 - 2.59      14.25 -  15.76
   2005.................. 2,117    10.93 - 11.11     23,456       1.60         1.29 - 2.59       1.92 -   9.32

   Growth Opportunities
   2009.................. 1,108    12.09 - 12.86     14,019       0.00         1.29 - 2.44      42.00 -  43.67
   2008.................. 1,279     8.52 -  8.95     11,306       0.00         1.29 - 2.44     -39.75 - -39.04
   2007.................. 1,443    14.09 - 14.69     20,969       0.00         1.29 - 2.54      18.19 -  19.71
   2006.................. 1,072    11.92 - 12.27     13,057       0.00         1.29 - 2.54       6.51 -  19.22
   2005..................   459    11.35 - 11.52      5,268       0.00         1.29 - 2.44       3.28 -  13.51

--------
(l)Previously known as Legg Mason Variable Investors Portfolio I
(ak)For the period beginning January 1, 2007 and ended April 30, 2007

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Lord Abbett Series
  Fund Sub-Account
  (continued):
   Mid-Cap Value
   2009................. 2,856   $ 9.13 -  9.79    $27,522       0.45%        1.29 - 2.59%     23.33 -  24.98%
   2008................. 3,371     7.40 -  7.83     26,079       1.19         1.29 - 2.59     -40.93 - -40.14
   2007................. 4,024    12.53 - 13.08     52,147       0.45         1.29 - 2.59      -2.04 -  -0.72
   2006................. 3,997    12.79 - 13.18     52,336       0.57         1.29 - 2.59       9.33 -  10.79
   2005................. 3,079    11.70 - 11.90     36,499       0.74         1.29 - 2.59       6.83 -  17.01

Investments in the
  MFS Variable
  Insurance Trust
  Sub-Accounts:
   MFS Growth
   2009.................   103     5.55 - 11.93        894       0.33         1.15 - 1.65      35.42 -  36.10
   2008.................   113     4.10 -  8.77        766       0.24         1.15 - 1.65     -38.44 - -38.13
   2007.................   158     6.66 - 14.17      1,718       0.00         1.15 - 1.65      19.18 -  19.78
   2006.................   247     5.59 - 11.83      2,192       0.00         1.15 - 1.65       6.13 -   6.66
   2005.................   319     5.27 - 11.09      2,641       0.00         1.15 - 1.65       7.41 -   7.94

   MFS High Income
   2009.................    40    12.90 - 13.45        527       7.56         1.25 - 1.65      43.17 -  43.74
   2008.................    49     9.01 -  9.36        453       9.92         1.25 - 1.65     -29.66 - -29.38
   2007.................    55    12.81 - 13.25        729       6.92         1.25 - 1.65       0.09 -   0.50
   2006.................    56    12.80 - 13.18        732       7.62         1.25 - 1.65       8.57 -   9.01
   2005.................    73    11.79 - 12.09        873       6.89         1.25 - 1.65       0.49 -   0.89

   MFS Investors Trust
   2009.................   186     8.52 - 10.42      1,740       1.59         1.15 - 1.65      24.82 -  25.45
   2008.................   225     6.83 -  8.31      1,689       0.87         1.15 - 1.65     -34.18 - -33.85
   2007.................   278    11.06 - 12.56      3,171       0.87         1.15 - 1.65       8.49 -   9.04
   2006.................   334    10.20 - 11.52      3,493       0.50         1.15 - 1.65      11.15 -  11.71
   2005.................   401     8.60 - 10.31      3,774       0.55         1.15 - 1.65       5.56 -   6.09

   MFS New Discovery
   2009.................   147    14.40 - 19.08      2,154       0.00         1.15 - 1.65      60.51 -  61.32
   2008.................   165     8.97 - 11.82      1,524       0.00         1.15 - 1.65     -40.32 - -40.02
   2007.................   199    11.78 - 15.04      3,080       0.00         1.15 - 1.65       0.83 -   1.34
   2006.................   226    14.91 - 19.46      3,434       0.00         1.15 - 1.65      11.37 -  11.92
   2005.................   261     8.56 - 10.39      3,548       0.00         1.15 - 1.65       3.53 -   4.02

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable
  Insurance Trust
  Sub-Accounts
  (continued):
   MFS Research
   2009.................   80    $ 7.16 -  9.45     $  670       1.44%        1.15 - 1.65%     28.41 -  29.05%
   2008.................   91      5.58 -  7.32        597       0.54         1.15 - 1.65     -37.13 - -36.82
   2007.................  115      8.87 - 11.58      1,185       0.68         1.15 - 1.65      11.34 -  11.90
   2006.................  152      7.97 - 10.35      1,421       0.53         1.15 - 1.65       8.67 -   9.22
   2005.................  205      7.33 -  9.48      1,755       0.47         1.15 - 1.65       6.04 -   6.57

   MFS Research Bond
   2009.................   89     15.77 - 16.44      1,458       4.32         1.25 - 1.65      14.26 -  14.72
   2008.................  117     13.80 - 14.33      1,660       3.15         1.25 - 1.65      -3.96 -  -3.58
   2007.................  149     14.37 - 14.86      2,205       3.45         1.25 - 1.65       2.49 -   2.91
   2006.................  173     14.02 - 14.44      2,489       4.09         1.25 - 1.65       2.35 -   2.76
   2005.................  214     13.70 - 14.05      2,997       5.20         1.25 - 1.65      -0.14 -   0.26

   MFS Utilities
   2009.................   14     17.71 - 18.22        254       4.15         1.35 - 1.65      31.04 -  31.43
   2008.................   11     13.51 - 13.86        146       1.16         1.35 - 1.65     -38.69 - -38.51
   2007.................   20     22.04 - 22.75        442       1.01         1.15 - 1.65      25.79 -  26.43
   2006.................   20     17.52 - 18.00        350       1.73         1.15 - 1.65      29.12 -  79.97
   2005.................   13     13.57 - 13.80        173       0.52         1.35 - 1.65      15.28 -  35.71

Investments in the MFS
  Variable Insurance
  Trust (Service Class)
  Sub-Accounts:
   MFS Growth (Service Class)
   2009.................   35      8.24 -  8.61        292       0.03         1.35 - 1.85      34.79 -  35.47
   2008.................   57      6.11 -  6.36        358       0.00         1.35 - 1.85     -38.70 - -38.39
   2007.................   52      9.98 - 10.32        536       0.00         1.35 - 1.85      18.63 -  19.23
   2006.................   66      8.41 -  8.66        569       0.00         1.35 - 1.85       5.63 -   6.16
   2005.................   78      7.96 -  8.15        634       0.00         1.35 - 1.85       6.91 -   7.46

   MFS Investors Trust (Service Class)
   2009.................   21      9.08 -  9.49        198       1.40         1.35 - 1.85      24.22 -  24.85
   2008.................   34      7.31 -  7.60        256       0.61         1.35 - 1.85     -34.49 - -34.16
   2007.................   59     11.16 - 11.55        676       0.63         1.35 - 1.85       7.99 -   8.54
   2006.................   72     10.34 - 10.64        759       0.26         1.35 - 1.85      10.61 -  11.18
   2005.................   77      9.34 -  9.57        733       0.31         1.35 - 1.85       5.05 -   5.58

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable
  Insurance Trust
  (Service Class)
  Sub-Accounts
  (continued):
   MFS New Discovery (Service Class)
   2009................     29  $ 9.54 -  9.96    $    286      0.00%        1.35 - 1.85%     59.91 -  60.72%
   2008................     43    5.96 -  6.20         263      0.00         1.35 - 1.85     -40.64 - -40.34
   2007................     71   10.05 - 10.39         739      0.00         1.35 - 1.85       0.35 -   0.86
   2006................    106   10.01 - 10.30       1,084      0.00         1.35 - 1.85      10.85 -  11.41
   2005................    116    9.03 -  9.25       1,075      0.00         1.35 - 1.85       3.09 -   3.62

   MFS Research (Service Class)
   2009................     19    8.73 -  9.12         174      1.09         1.35 - 1.85      27.79 -  28.44
   2008................     23    6.83 -  7.10         161      0.32         1.35 - 1.85     -37.44 - -37.12
   2007................     41   10.92 - 11.29         456      0.51         1.35 - 1.85      10.83 -  11.40
   2006................     46    9.85 - 10.14         464      0.31         1.35 - 1.85       8.17 -   8.72
   2005................     47    9.11 -  9.32         439      0.30         1.35 - 1.85       5.59 -   6.12

   MFS Utilities (Service Class)
   2009................     78   14.78 - 18.88       1,367      4.06         1.35 - 2.00      30.21 -  31.08
   2008................     80   10.85 - 11.28       1,080      1.36         1.35 - 1.85     -38.96 - -38.65
   2007................     96   17.77 - 18.38       2,075      0.86         1.35 - 1.85      25.19 -  25.83
   2006................    100   14.20 - 14.61       1,715      1.80         1.35 - 1.85      28.55 -  29.20
   2005................    102   11.04 - 11.31       1,352      0.68         1.35 - 1.85      14.42 -  15.00

Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts:
   Aggressive Equity
   2009................  1,101    8.45 - 10.26      13,824      0.00         0.70 - 1.85      66.36 -  68.28
   2008................  1,256    5.53 -  6.10       9,507      0.22         0.70 - 1.98     -49.87 - -49.22
   2007................  1,607   11.02 - 12.00      24,269      0.00         0.70 - 1.98      17.30 -  18.82
   2006................  2,252    9.36 - 10.10      28,821      0.00         0.70 - 2.05       5.66 -   7.09
   2005................  2,887    8.86 -  9.43      30,046      0.00         0.70 - 2.05      20.68 -  22.31

   Capital Opportunities
   2009................  5,606    8.74 -  8.86     191,503      0.37         0.70 - 2.05      67.85 -  70.12
   2008................  6,492    5.21 -  5.21     132,556      0.27         0.70 - 2.05     -48.69 - -47.99
   2007................  7,901   10.01 - 10.15     314,113      0.53         0.70 - 2.05      17.10 -  18.70
   2006................ 10,130    8.43 -  8.67     351,734      0.00         0.70 - 2.05       2.08 -   3.46
   2005................ 13,231    8.15 -  8.49     459,943      0.00         0.70 - 2.05      15.77 -  17.33

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Dividend Growth
   2009...............  7,306  $ 9.10 - 10.90    $178,672      1.84%        0.70 - 2.05%     21.78 -  23.44%
   2008...............  8,577    7.47 -  8.83     171,791      0.49         0.70 - 2.05     -37.65 - -36.80
   2007............... 10,695   11.98 - 13.97     343,677      1.25         0.70 - 2.05       2.10 -   3.49
   2006............... 13,870   11.74 - 13.50     439,541      1.33         0.70 - 2.05       8.85 -  10.32
   2005............... 18,424   10.78 - 12.24     545,559      1.26         0.70 - 2.05       3.47 -   4.87

   European Equity
   2009...............  2,151    9.74 - 10.51      56,333      3.68         0.70 - 2.05      25.14 -  26.84
   2008...............  2,531    7.78 -  8.28      53,201      2.61         0.70 - 2.05     -43.87 - -43.10
   2007...............  3,140   13.87 - 14.56     117,877      1.67         0.70 - 2.05      13.24 -  14.78
   2006...............  3,921   12.24 - 12.68     131,420      1.72         0.70 - 2.05      27.58 -  29.31
   2005...............  5,072    9.60 -  9.81     134,885      1.17         0.70 - 2.05       6.49 -   7.93

   Global Advantage
   2009 (m)...........     --     N/A - N/A            --      1.20         0.70 - 2.05      -4.55 -  -4.15
   2008...............    903    6.08 -  6.25       5,841      1.09         0.70 - 2.05     -44.98 - -44.23
   2007...............  1,141   10.90 - 11.35      13,342      0.91         0.70 - 2.05      14.70 -  16.27
   2006...............  1,556    9.37 -  9.90      15,728      0.78         0.70 - 2.05      16.15 -  17.73
   2005...............  2,048    7.96 -  8.52      17,769      0.28         0.70 - 2.05       4.64 -   6.05

   Global Dividend Growth
   2009...............  3,333   10.19 - 11.88      55,976      4.87         0.70 - 2.05      14.08 -  15.63
   2008...............  3,937    8.94 - 10.27      57,768      2.88         0.70 - 2.05     -42.14 - -41.35
   2007...............  5,011   15.44 - 17.51     126,523      1.96         0.70 - 2.05       4.84 -   6.27
   2006...............  6,387   14.73 - 16.48     154,443      1.98         0.70 - 2.05      19.47 -  21.09
   2005...............  8,403   12.33 - 13.61     169,963      1.63         0.70 - 2.05       4.19 -   5.60

   High Yield
   2009...............  1,184    7.01 -  8.91      15,689      8.04         0.70 - 1.98      41.73 -  43.55
   2008...............  1,352    4.88 -  6.29      12,526      2.51         0.70 - 1.98     -24.64 - -23.66
   2007...............  1,685    6.40 -  8.30      20,551      6.67         0.70 - 2.05       2.05 -   3.44
   2006...............  2,215    6.19 -  8.13      26,456      6.92         0.70 - 2.05       7.08 -   8.53
   2005...............  2,986    5.70 -  7.60      33,636      6.98         0.70 - 2.05       0.12 -   1.47

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Income Builder
   2009...............  1,001  $12.59 - 14.44    $ 15,658      3.19%        0.70 - 2.05%     22.62 -  24.29%
   2008...............  1,177   10.27 - 11.62      15,008      0.80         0.70 - 2.05     -27.78 - -26.80
   2007...............  1,483   14.22 - 15.87      26,173      2.78         0.70 - 2.05       1.10 -   2.48
   2006...............  1,893   14.06 - 15.49      32,764      2.59         0.70 - 2.05      11.90 -  13.42
   2005...............  2,399   12.57 - 13.66      37,101      2.63         0.70 - 2.05       4.79 -   6.21

   Income Plus
   2009...............  4,147   14.20 - 17.71     105,871      5.05         0.70 - 2.05      20.09 -  21.72
   2008...............  4,810   11.82 - 14.55     101,833      1.98         0.70 - 2.05     -10.77 -  -9.56
   2007...............  6,146   13.25 - 16.09     145,177      5.31         0.70 - 2.05       3.83 -   5.24
   2006...............  7,370   12.76 - 15.28     170,943      5.03         0.70 - 2.05       3.56 -   4.96
   2005...............  9,929   12.32 - 14.56     219,645      5.10         0.70 - 2.05       1.23 -   2.61

   Limited Duration
   2009...............  1,520    9.68 - 11.18      15,795      4.51         0.70 - 1.85       3.82 -   5.02
   2008...............  1,529    9.32 - 10.65      15,256      1.90         0.70 - 1.85     -16.47 - -15.50
   2007...............  2,071   11.16 - 12.60      24,656      5.20         0.70 - 1.85       1.05 -   2.22
   2006...............  2,750   11.04 - 12.33      32,271      4.68         0.70 - 1.85       2.37 -   3.56
   2005...............  3,545   10.78 - 11.91      40,508      3.87         0.70 - 1.85       0.01 -   1.16

   Money Market
   2009...............  5,289   10.29 - 12.17      78,019      0.03         0.70 - 2.05      -2.00 -  -0.67
   2008...............  7,145   10.51 - 12.26     107,349      2.43         0.70 - 2.05       0.37 -   1.74
   2007...............  6,893   10.47 - 12.05     103,653      4.79         0.70 - 2.05       2.79 -   4.19
   2006...............  8,634   10.18 - 11.56     124,279      4.63         0.70 - 2.05       2.50 -   3.89
   2005...............  9,494    9.93 - 11.13     134,039      2.68         0.70 - 2.05       0.71 -   2.07

   S&P 500 Index
   2009...............  3,670    8.07 -  8.67      35,552      2.69         0.70 - 2.05      23.77 -  25.45
   2008...............  3,976    6.52 -  6.91      30,896      2.46         0.70 - 2.05     -38.35 - -37.51
   2007...............  4,836   10.58 - 11.05      60,707      1.81         0.70 - 2.05       3.08 -   4.49
   2006...............  6,425   10.26 - 10.58      77,960      1.62         0.70 - 2.05      13.22 -  14.75
   2005...............  9,063    9.06 -  9.22      96,741      1.62         0.70 - 2.05       2.52 -   3.91

   Strategist
   2009...............  4,779   11.63 - 13.57     128,786      2.21         0.70 - 2.05      17.31 -  18.90
   2008...............  5,406    9.92 - 11.42     126,027      0.77         0.70 - 2.05     -25.53 - -24.51
   2007...............  6,556   13.32 - 15.12     204,331      2.75         0.70 - 2.05       6.42 -   7.87
   2006...............  8,248   12.51 - 14.02     241,744      2.57         0.70 - 2.05      12.69 -  14.21
   2005............... 10,340   11.10 - 12.27     271,309      1.90         0.70 - 2.05       6.13 -   7.57

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Utilities
   2009...............  2,729  $ 9.08 - 10.06    $ 62,830      3.00%        0.70 - 1.98%     16.92 -  18.43%
   2008...............  3,369    7.73 -  8.49      65,178      0.63         0.70 - 2.05     -34.63 - -33.74
   2007...............  4,165   11.82 - 12.82     123,301      1.90         0.70 - 2.05      17.88 -  19.49
   2006...............  5,184   10.03 - 10.73     132,186      1.99         0.70 - 2.05      17.88 -  19.48
   2005...............  6,612    8.50 -  8.98     143,844      2.34         0.70 - 2.05      12.30 -  13.82

Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts:
   Aggressive Equity (Class Y Shares)
   2009...............  1,615   15.84 - 17.31      16,329      0.00         1.29 - 2.59      64.68 -  66.88
   2008...............  1,870    9.62 - 10.37      11,424      0.00         1.29 - 2.59     -50.33 - -49.66
   2007...............  2,335   19.37 - 20.60      28,037      0.00         1.29 - 2.59      16.28 -  17.84
   2006...............  2,987   16.66 - 17.48      30,430      0.00         1.29 - 2.59       4.86 -   6.26
   2005...............  2,999   15.88 - 16.45      28,565      0.00         1.29 - 2.59      19.56 -  21.15

   Capital Opportunities (Class Y Shares)
   2009...............  5,874   14.55 - 15.89      61,677      0.12         1.29 - 2.59      66.43 -  68.65
   2008...............  6,953    8.74 -  9.42      44,054      0.19         1.29 - 2.59     -49.10 - -48.42
   2007...............  8,548   17.18 - 18.27     103,271      0.12         1.29 - 2.59      16.13 -  17.69
   2006............... 10,777   14.79 - 15.53     110,189      0.00         1.29 - 2.59       1.23 -  55.26
   2005............... 12,195   14.61 - 15.14     119,287      0.00         1.29 - 2.59      14.85 -  16.38

   Dividend Growth (Class Y Shares)
   2009...............  6,186   10.73 - 11.72      60,772      1.60         1.29 - 2.59      20.73 -  22.34
   2008...............  6,855    8.89 -  9.58      55,407      0.42         1.29 - 2.59     -38.11 - -37.28
   2007...............  8,452   14.36 - 15.28     109,175      1.03         1.29 - 2.59       1.20 -   2.55
   2006............... 10,201   14.19 - 14.90     129,082      1.12         1.29 - 2.59       7.97 -   9.40
   2005............... 11,696   13.15 - 13.62     135,625      1.08         1.29 - 2.59       2.63 -   4.00

   European Equity (Class Y Shares)
   2009...............  1,793   14.29 - 15.61      18,682      3.36         1.29 - 2.59      24.11 -  25.77
   2008...............  2,096   11.51 - 12.41      17,295      2.20         1.29 - 2.59     -44.33 - -43.58
   2007...............  2,706   20.68 - 22.00      39,508      1.47         1.29 - 2.59      12.34 -  13.85
   2006...............  3,485   18.41 - 19.32      44,439      1.49         1.29 - 2.59      26.52 -  28.21
   2005...............  3,838   14.55 - 15.07      38,367      0.97         1.29 - 2.59       5.56 -   6.96

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts
  (continued):
   Global Advantage (Class Y Shares)
   2009 (m)...........     --     N/A - N/A      $     --      0.80%        1.29 - 2.59%     -4.78 -  -4.38%
   2008...............    688  $10.13 - 10.92       4,424      0.73         1.29 - 2.59     -45.41 - -44.68
   2007...............    857   18.56 - 19.75      10,007      0.68         1.29 - 2.59      13.65 -  15.17
   2006...............  1,036   16.33 - 17.15      10,541      0.55         1.29 - 2.59      15.29 -  16.83
   2005...............  1,190   14.17 - 14.68      10,387      0.05         1.29 - 2.59       3.69 -   5.07

   Global Dividend Growth (Class Y Shares)
   2009...............  2,685   11.87 - 12.97      29,257      4.59         1.29 - 2.59      13.11 -  14.62
   2008...............  2,979   10.50 - 11.32      28,497      2.54         1.29 - 2.59     -42.62 - -41.85
   2007...............  3,861   18.29 - 19.46      63,372      1.77         1.29 - 2.59       3.99 -   5.38
   2006...............  4,671   17.59 - 18.47      72,767      1.74         1.29 - 2.59      18.46 -  20.04
   2005...............  5,317   14.85 - 15.38      69,331      1.47         1.29 - 2.59       3.43 -   4.81

   High Yield (Class Y Shares)
   2009...............  1,655   13.45 - 14.69      15,526      7.67         1.29 - 2.59      40.54 -  42.41
   2008...............  1,904    9.57 - 10.32      12,774      2.49         1.29 - 2.59     -25.19 - -24.19
   2007...............  2,582   12.79 - 13.61      22,673      6.45         1.29 - 2.59       1.20 -   2.55
   2006...............  3,372   12.64 - 13.27      28,708      6.71         1.29 - 2.59       6.19 -   7.61
   2005...............  4,278   11.90 - 12.33      33,289      7.05         1.29 - 2.59      -0.71 -   0.61

   Income Builder (Class Y Shares)
   2009...............  1,204   12.57 - 13.73      15,100      2.82         1.29 - 2.59      21.66 -  23.29
   2008...............  1,415   10.33 - 11.14      14,458      0.76         1.29 - 2.59     -28.35 - -27.39
   2007...............  2,330   14.42 - 15.34      33,014      2.58         1.29 - 2.59       0.19 -   1.53
   2006...............  3,086   14.39 - 15.11      43,341      2.37         1.29 - 2.59      11.02 -  12.49
   2005...............  3,485   12.96 - 13.43      43,791      2.46         1.29 - 2.59       3.95 -   5.34

   Income Plus (Class Y Shares)
   2009............... 10,696   11.71 - 12.79     144,625      4.84         1.29 - 2.59      19.13 -  20.72
   2008............... 11,769    9.83 - 10.59     132,405      1.94         1.29 - 2.59     -11.47 - -10.28
   2007............... 15,284   11.10 - 11.81     191,480      5.10         1.29 - 2.59       2.98 -   4.36
   2006............... 16,996   10.78 - 11.31     205,030      5.01         1.29 - 2.59       2.62 -   3.98
   2005............... 16,194   10.50 - 10.88     191,363      4.85         1.29 - 2.59       0.41 -   1.75

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares)
  Sub-Accounts
  (continued):
   Limited Duration (Class Y Shares)
   2009...............  6,355  $ 8.34 -  9.11    $ 58,968      4.16%        1.29 - 2.59%      2.82 -   4.20%
   2008...............  6,856    8.11 -  8.74      61,310      1.79         1.29 - 2.59     -17.41 - -16.31
   2007...............  9,079    9.82 - 10.45      97,624      5.00         1.29 - 2.59       0.12 -   1.47
   2006............... 10,388    9.81 - 10.29     110,355      4.47         1.29 - 2.59       1.34 -   2.69
   2005............... 11,553    9.68 - 10.03     120,269      3.70         1.29 - 2.59      -1.11 -   0.20

   Money Market (Class Y Shares)
   2009...............  7,480    9.69 - 10.59      78,126      0.01         1.29 - 2.59      -2.58 -  -1.28
   2008............... 10,268    9.95 - 10.72     108,869      2.25         1.29 - 2.59      -0.45 -   0.88
   2007...............  9,271    9.99 - 10.63      97,838      4.65         1.29 - 2.59       1.94 -   3.31
   2006...............  9,658    9.80 - 10.29      99,058      4.44         1.29 - 2.59       1.66 -   3.01
   2005...............  9,420    9.64 -  9.99      94,188      2.51         1.29 - 2.59        1.21 - -0.11

   S&P 500 Index (Class Y Shares)
   2009...............  8,739   11.30 - 12.35      81,763      2.42         1.29 - 2.59      22.80 -  24.44
   2008...............  9,510    9.20 -  9.92      71,982      2.11         1.29 - 2.59     -38.90 - -38.08
   2007............... 11,519   15.06 - 16.03     138,928      1.60         1.29 - 2.59       2.27 -   3.64
   2006............... 13,991   14.73 - 15.46     161,681      1.43         1.29 - 2.59      12.24 -  13.73
   2005............... 15,651   13.12 - 13.60     157,007      1.40         1.29 - 2.59       1.74 -   3.09

   Strategist (Class Y Shares)
   2009...............  4,691   13.65 - 14.91      58,365      2.06         1.29 - 2.59      16.35 -  17.90
   2008...............  4,861   11.73 - 12.65      51,318      0.72         1.29 - 2.59     -26.17 - -25.18
   2007...............  6,083   15.89 - 16.91      85,755      2.54         1.29 - 2.59       5.55 -   6.97
   2006...............  7,497   15.06 - 15.81      98,826      2.40         1.29 - 2.59      11.79 -  13.27
   2005...............  8,176   13.47 - 13.95      94,837      1.72         1.29 - 2.59       5.27 -   6.67

   Utilities (Class Y Shares)
   2009...............  1,706   15.27 - 16.68      17,354      2.90         1.29 - 2.59      15.75 -  17.30
   2008...............  1,834   13.19 - 14.22      15,980      0.56         1.29 - 2.59     -35.17 - -34.31
   2007...............  2,333   20.35 - 21.65      30,831      1.63         1.29 - 2.59      16.92 -  18.48
   2006...............  2,977   17.40 - 18.27      33,317      1.79         1.29 - 2.59      16.93 -  18.48
   2005...............  3,375   14.88 - 15.42      32,047      2.19         1.29 - 2.59      11.40 -  12.88

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the
  Neuberger & Berman
  Advisors Management
  Trust Sub-Accounts
  (continued):
   AMT Mid-Cap Growth
   2008................    --        N/A - N/A    $    --       0.00%        0.00 - 0.00%          N/A - N/A
   2007................   < 1   $18.97 - 18.97          6       0.00         1.59 - 1.59      20.59 -  20.59%
   2006................   < 1    15.73 - 16.01          7       0.00         1.37 - 1.59      12.89 -  13.14
   2005................     2    13.93 - 14.38         32       0.00         1.15 - 1.59      11.95 -  12.44

   AMT Partners
   2009................     3    11.93 - 11.93         31       2.16         1.59 - 1.59      53.61 -  53.61
   2008................     4     7.76 -  7.76         31       0.38         1.59 - 1.59     -53.15 - -53.15
   2007................     7    16.57 - 16.57        120       0.58         1.59 - 1.59       7.60 -   7.60
   2006................     9    15.40 - 15.40        142       0.67         1.59 - 1.59      10.48 -  10.48
   2005................    11    13.94 - 13.94        159       0.96         1.59 - 1.59      16.19 -  16.19

Investments in the
  Oppenheimer Variable
  Account Funds Sub-
  Accounts:
   Oppenheimer Balanced
   2009................   215     9.84 -  9.84      2,103       0.00         1.15 - 1.80      19.70 -  20.50
   2008................   237     8.17 -  8.22      1,884       3.47         1.15 - 1.80     -44.49 - -44.12
   2007................   418    14.62 - 12.65      5,958       2.60         1.15 - 1.85       1.86 -   2.59
   2006................   583    12.42 - 14.25      8,116       2.33         1.15 - 1.85       9.10 -   9.88
   2005................   808    11.38 - 12.97     10,497       1.81         1.15 - 1.85       1.97 -   2.70

   Oppenheimer Capital Appreciation
   2009................   517     7.79 -  9.84      4,808       0.34         1.15 - 1.85      41.85 -  42.87
   2008................   693     5.49 -  6.89      4,515       0.16         1.15 - 1.85     -46.53 - -46.14
   2007................   919    10.27 - 12.79     11,166       0.23         1.15 - 1.85      12.03 -  12.84
   2006................ 1,171     9.17 - 11.33     12,520       0.38         1.15 - 1.85       5.96 -   6.72
   2005................ 1,368     8.65 - 10.62     13,704       0.91         1.15 - 1.85       3.16 -   3.90

   Oppenheimer Core Bond
   2009................   176     8.98 -  9.36      1,638       0.00         1.25 - 1.65       7.82 -   8.25
   2008................   215     8.32 -  8.64      1,849       5.63         1.25 - 1.65     -40.05 - -39.81
   2007................   274    13.89 - 14.36      3,908       5.19         1.25 - 1.65       2.67 -   3.09
   2006................   295    13.52 - 13.93      4,089       5.42         1.25 - 1.65       3.56 -   3.97
   2005................   347    13.06 - 13.40      4,634       5.38         1.25 - 1.65       0.91 -   1.32

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts
  (continued):
   Oppenheimer Global Securities
   2009................  271    $12.69 - 17.15    $ 4,473       2.23%        1.15 - 1.85%     37.19 -  38.17%
   2008................  415      9.25 - 12.41      4,878       1.66         1.15 - 1.85     -41.30 - -40.87
   2007................  578     15.75 - 20.99     11,553       1.40         1.15 - 1.85       4.34 -   5.10
   2006................  635     15.10 - 19.97     12,151       1.05         1.15 - 1.85      15.52 -  16.35
   2005................  731     13.07 - 17.16     12,029       1.00         1.15 - 1.85      12.20 -  13.00

   Oppenheimer High Income
   2009................  116      3.36 -  3.43        396       0.00         1.25 - 1.45      23.51 -  23.76
   2008................  119      2.72 -  2.78        327       9.47         1.25 - 1.45     -78.98 - -78.94
   2007................  133     12.96 - 13.18      1,743       7.40         1.25 - 1.45      -1.55 -  -1.35
   2006................  144     13.16 - 13.36      1,908       7.32         1.25 - 1.45       7.85 -   8.07
   2005................  161     12.05 - 12.36      1,982       6.77         1.25 - 1.65       0.64 -   1.05

   Oppenheimer Main Street
   2009................  279      8.91 -  8.91      2,418       1.90         1.15 - 1.85      25.91 -  26.82
   2008................  362      7.03 -  7.07      2,499       1.67         1.15 - 1.85     -39.61 - -39.17
   2007................  542     11.56 - 11.71      6,186       1.09         1.15 - 1.85       2.48 -   3.22
   2006................  751     11.19 - 11.43      8,286       1.20         1.15 - 1.85      12.90 -  13.71
   2005................  973      9.84 - 10.12      9,394       1.39         1.15 - 1.85       4.02 -   4.77

   Oppenheimer Main Street Small Cap
   2009................  107     16.85 - 17.57      1,876       0.91         1.25 - 1.65      34.95 -  35.49
   2008................  135     12.49 - 12.97      1,741       0.55         1.25 - 1.65     -38.85 - -38.60
   2007................  189     20.42 - 21.12      3,970       0.35         1.25 - 1.65      -2.84 -  -2.44
   2006................  218     21.02 - 21.65      4,716       0.16         1.25 - 1.65      13.12 -  13.57
   2005................  238     18.58 - 19.06      4,521       0.00         1.25 - 1.65       8.13 -   8.56

   Oppenheimer MidCap Fund
   2009................  130      6.74 -  6.84        738       0.00         1.15 - 1.85      30.15 -  31.09
   2008................  136      5.14 -  5.26        641       0.00         1.15 - 1.85     -50.01 - -49.65
   2007................  208     10.21 - 10.51      1,931       0.00         1.15 - 1.85       4.35 -   5.11
   2006................  290      9.71 - 10.07      2,481       0.00         1.15 - 1.85       1.06 -   1.78
   2005................  351      9.54 -  9.97      2,923       0.00         1.15 - 1.85      10.26 -  11.05

   Oppenheimer Strategic Bond
   2009................  217     14.71 - 16.59      3,424       0.50         1.15 - 2.00      16.45 -  17.47
   2008................  284     12.63 - 14.12      3,812       6.36         1.15 - 2.00     -15.92 - -15.19
   2007................  405     15.03 - 16.65      6,438       3.77         1.15 - 2.00       7.49 -   8.43
   2006................  426     13.98 - 15.36      6,285       4.52         1.15 - 2.00       5.34 -   6.26
   2005................  519     13.27 - 14.45      7,252       4.52         1.15 - 2.00       1.50 -  32.72

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)
   2009................. 1,684   $ 9.93 - 10.91    $ 17,990      0.00%        1.29 - 2.59%     18.45 -  20.03%
   2008................. 1,944     8.38 -  9.09      17,362      2.83         1.29 - 2.59     -45.08 - -44.34
   2007................. 2,462    15.26 - 16.34      39,598      2.43         1.29 - 2.59       0.79 -   2.14
   2006................. 2,694    15.14 - 15.99      42,541      1.92         1.29 - 2.59       7.99 -   9.43
   2005................. 2,791    14.02 - 14.61      40,379      1.52         1.29 - 2.59       1.00 -   2.34

   Oppenheimer Capital Appreciation (SS)
   2009................. 3,795    11.13 - 12.24      45,528      0.01         1.29 - 2.69      40.28 -  42.29
   2008................. 4,530     7.93 -  8.60      38,313      0.00         1.29 - 2.69     -47.13 - -46.36
   2007................. 5,117    15.00 - 16.04      80,890      0.01         1.29 - 2.69      10.78 -  12.38
   2006................. 5,621    13.54 - 14.27      79,301      0.19         1.29 - 2.69       4.79 -   6.30
   2005................. 5,122    12.92 - 13.42      68,185      0.58         1.29 - 2.69       2.05 -   3.51

   Oppenheimer Core Bond (SS)
   2009................. 5,217     6.62 -  7.04      36,231      0.00         1.29 - 2.44       6.39 -   7.64
   2008................. 5,071     6.22 -  6.54      32,809      5.08         1.29 - 2.44     -40.56 - -39.86
   2007................. 5,214    10.44 - 10.88      56,223      4.34         1.29 - 2.54       1.43 -   2.74
   2006................. 3,076    10.29 - 10.59      32,374      1.98         1.29 - 2.54       2.88 -   3.58
   2005.................   658    10.07 - 10.22       6,697      1.81         1.29 - 2.44       0.73 -   1.02

   Oppenheimer Global Securities (SS)
   2009................. 1,307    16.98 - 18.60      23,816      1.88         1.29 - 2.54      35.81 -  37.56
   2008................. 1,565    12.51 - 13.52      20,791      1.35         1.29 - 2.54     -41.85 - -41.10
   2007................. 1,975    21.51 - 22.96      44,656      1.18         1.29 - 2.54       3.37 -   4.71
   2006................. 2,040    20.80 - 21.92      44,168      0.86         1.29 - 2.54      14.39 -  15.85
   2005................. 1,931    18.19 - 18.92      36,192      0.75         1.29 - 2.54      11.17 -  12.59

   Oppenheimer High Income (SS)
   2009................. 4,122     3.57 -  3.92      15,852      0.00         1.29 - 2.59      22.69 -  24.33
   2008................. 4,041     2.91 -  3.16      12,541      8.10         1.29 - 2.59     -79.13 - -78.85
   2007................. 2,526    13.95 - 14.93      37,113      7.13         1.29 - 2.59      -3.06 -  -1.76
   2006................. 2,719    14.39 - 15.19      40,761      7.14         1.29 - 2.59       6.41 -   7.82
   2005................. 2,743    13.52 - 14.09      38,255      5.88         1.29 - 2.59      -0.63 -   0.69

   Oppenheimer Main Street (SS)
   2009................. 5,396    11.51 - 12.74      67,248      1.59         1.29 - 2.69      24.55 -  26.34
   2008................. 6,195     9.24 - 10.09      61,294      1.29         1.29 - 2.69     -40.28 - -39.42
   2007................. 6,913    15.47 - 16.65     113,262      0.87         1.29 - 2.69       1.33 -   2.80
   2006................. 7,324    15.27 - 16.20     117,037      0.94         1.29 - 2.69      11.68 -  13.28
   2005................. 6,155    13.67 - 14.30      87,051      0.96         1.29 - 2.69       2.90 -   4.38

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares
  ("SS")) Sub-Accounts
  (continued):
   Oppenheimer Main Street Small Cap (SS)
   2009................ 1,723   $15.58 - 17.12    $ 28,860      0.63%        1.29 - 2.59%     33.34 -  35.12%
   2008................ 2,004    11.68 - 12.67      24,922      0.29         1.29 - 2.59     -39.61 - -38.80
   2007................ 2,386    19.35 - 20.71      48,610      0.17         1.29 - 2.59      -3.96 -  -2.67
   2006................ 2,636    20.15 - 21.28      55,315      0.02         1.29 - 2.59      11.70 -  13.18
   2005................ 2,340    18.04 - 18.80      43,534      0.00         1.29 - 2.59       6.88 -   8.30

   Oppenheimer MidCap Fund (SS)
   2009................   914    10.34 - 11.28      10,067      0.00         1.29 - 2.49      28.97 -  30.55
   2008................ 1,041     8.02 -  8.64       8,817      0.00         1.29 - 2.49     -50.48 - -49.87
   2007................ 1,246    16.19 - 17.24      21,104      0.00         1.29 - 2.49       3.38 -   4.66
   2006................ 1,382    15.66 - 16.47      22,453      0.00         1.29 - 2.49       0.15 -   1.38
   2005................ 1,215    15.61 - 16.25      19,532      0.00         1.29 - 2.54       9.15 -  10.54

   Oppenheimer Strategic Bond (SS)
   2009................ 6,798    13.49 - 14.93      99,442      0.24         1.29 - 2.69      15.22 -  16.88
   2008................ 7,484    11.70 - 12.78      93,918      5.46         1.29 - 2.69     -16.79 - -15.59
   2007................ 9,242    14.07 - 15.14     137,792      3.44         1.29 - 2.69       6.59 -   8.13
   2006................ 9,618    13.20 - 14.00     132,951      4.00         1.29 - 2.69       4.36 -   5.85
   2005................ 8,740    12.65 - 13.22     114,446      3.64         1.29 - 2.69      -0.27 -   1.16

Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account:
   Foreign Bond (US Dollar-Hedged)
   2009................   < 1    13.10 - 13.10           2      3.25         1.50 - 1.50      13.90 -  13.90
   2008................   < 1    11.50 - 11.50           2      3.76         1.50 - 1.50      -3.85 -  -3.85
   2007................   < 1    11.96 - 11.96           3      3.30         1.50 - 1.50       2.07 -   2.07
   2006................   < 1    11.72 - 11.72           3      3.19         1.50 - 1.50       0.66 -   0.66
   2005................   < 1    11.64 - 11.64           3      2.62         1.50 - 1.50       3.57 -   3.57

   Money Market
   2009................     2    10.56 - 10.56          24      0.11         1.50 - 1.50      -1.39 -   1.39
   2008................     2    10.71 - 10.71          23      2.32         1.50 - 1.50       0.72 -   0.72
   2007................     2    10.63 - 10.63          25      4.34         1.50 - 1.50       3.30 -   3.30
   2006................     1    10.29 - 10.29           9      4.50         1.50 - 1.50       3.05 -   3.05
   2005................     1     9.99 -  9.99           9      1.89         1.50 - 1.50       1.23 -   1.23

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account
  (continued):
   PIMCO Total Return
   2009............   < 1   $14.70 - 14.70    $     1       2.60%        1.50 - 1.50%     12.36 -  12.36%
   2008............   < 1    13.08 - 13.08          3       3.14         1.50 - 1.50       3.25 -   3.25
   2007............     1    12.67 - 12.67         15       4.83         1.50 - 1.50       7.13 -   7.13
   2006............     1    11.83 - 11.83         13       4.56         1.50 - 1.50       2.30 -   2.30
   2005............     1    11.56 - 11.56         10       5.05         1.50 - 1.50       0.91 -   0.91

   PIMCO VIT Commodity RealReturn Strategy
   2009............   447     8.58 -  8.96      3,952       5.99         1.29 - 2.44      38.16 -  39.79
   2008............   318     6.21 -  6.41      2,015       6.55         1.29 - 2.44     -45.23 - -44.58
   2007............   226    11.34 - 11.57      2,599       4.29         1.29 - 2.44      20.12 -  21.55
   2006 (ah).......   214     9.44 -  9.52      2,034       5.88         1.29 - 2.44      -5.58 -  -4.83

   PIMCO VIT Emerging Markets Bond (Advisor Shares)
   2009............   122    11.64 - 12.15      1,468       5.78         1.29 - 2.44      27.28 -  28.78
   2008............    90     9.14 -  9.43        840       8.08         1.29 - 2.44     -16.75 - -15.77
   2007............    66    10.98 - 11.20        740       6.02         1.29 - 2.44       3.14 -   4.36
   2006 (ah).......    43    10.65 - 10.73        458       3.30         1.29 - 2.44       6.48 -   7.32

   PIMCO VIT Real Return (Advisor Shares)
   2009............   832    11.35 - 11.85      9,721       2.84         1.29 - 2.44      15.39 -  16.75
   2008............   814     9.84 - 10.15      8,164       4.52         1.29 - 2.44      -9.40 -  -8.33
   2007............   895    10.90 - 11.07      9,823       5.21         1.29 - 2.19       8.14 -   9.14
   2006 (ah).......   178    10.08 - 10.15      1,798       2.98         1.29 - 2.19       0.84 -   1.46

   PIMCO VIT Total Return (Advisor Shares)
   2009............ 2,629    12.27 - 12.88     33,411       5.11         1.29 - 2.59      11.01 -  12.49
   2008............ 2,039    11.10 - 11.45     23,112       4.90         1.29 - 2.44       2.16 -   3.36
   2007............ 2,169    10.87 - 11.08     23,862       5.08         1.29 - 2.39       6.05 -   7.25
   2006 (ah)....... 1,168    10.25 - 10.33     12,031       3.13         1.29 - 2.39       2.51 -   3.29

Investments in the
  Premier VIT
  Sub-Accounts:
   NACM Small Cap Portfolio Class I (n)
   2009............    --        N/A - N/A         --         --         1.50 - 1.50      13.84 -  13.84
   2008............   < 1    10.40 - 10.40          1       0.00         1.50 - 1.50     -42.51 - -42.51
   2007............   < 1    18.08 - 18.08          2       0.00         1.50 - 1.50      -0.94 -  -0.94
   2006............   < 1    18.26 - 18.26          2       0.00         1.50 - 1.50      22.23 -  22.23
   2005............   < 1    14.94 - 14.94          2       0.00         1.50 - 1.50      -1.44 -  -1.44

--------
(n)Previously known as Premier VIT NACM Small Cap
(ah)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Premier VIT
  Sub-Accounts
  (continued):
   OpCap Balanced
   2009 (m).............    --        N/A - N/A    $    --       4.76%        1.50 - 1.50%     -3.57 -  -3.57%
   2008.................     1   $ 7.61 -  7.61          6       2.45         1.50 - 1.50     -32.21 - -32.21
   2007.................     1    11.22 - 11.22         10       1.40         1.50 - 1.50      -5.88 -  -5.88
   2006.................     1    11.92 - 11.92         10       0.80         1.50 - 1.50       9.14 -   9.14
   2005.................     1    10.92 - 10.92          9       0.28         1.50 - 1.50       1.20 -   1.20

Investments in the
  Putnam Variable Trust
  Sub-Accounts:
   VT American Government Income
   2009................. 2,804    14.71 - 17.28     43,436       4.22         0.80 - 2.15      18.40 -  20.03
   2008................. 3,186    12.43 - 14.39     41,621       4.82         0.80 - 2.15      -1.86 -  -0.50
   2007................. 3,631    12.66 - 14.47     47,951       4.83         0.80 - 2.15       6.02 -   7.49
   2006................. 4,029    11.94 - 13.46     49,819       4.18         0.80 - 2.15       1.01 -   2.40
   2005................. 4,674    11.82 - 13.14     56,674       3.27         0.80 - 2.15      -0.82 -   0.55

   VT Capital Appreciation
   2009 (o)(p)..........    --        N/A - N/A         --       1.56         0.80 - 2.15      -7.07 -  -6.92
   2008................. 1,199     5.10 -  5.70      6,499       0.45         0.80 - 2.15     -39.72 - -38.89
   2007................. 1,468     8.46 -  9.32     13,118       0.15         0.80 - 2.15      -8.96 -  -7.70
   2006................. 1,670     9.29 - 10.10     16,265       0.11         0.80 - 2.15       9.91 -  11.43
   2005................. 1,917     8.45 -  9.06     16,847       0.43         0.80 - 2.15       5.56 -   7.02

   VT Capital Opportunities
   2009.................   290    14.44 - 15.82      4,415       0.54         0.80 - 2.15      42.49 -  44.46
   2008.................   289    10.13 - 10.95      3,065       0.45         0.80 - 2.15     -36.58 - -35.70
   2007.................   382    16.25 - 17.03      6,344       0.00         0.80 - 1.80     -11.19 - -10.28
   2006.................   446    18.29 - 18.98      8,302       0.09         0.80 - 1.80      13.15 -  14.30
   2005.................   393    16.04 - 16.61      6,431       0.00         0.80 - 2.10       9.28 -  60.37

   VT Discovery Growth
   2009 (p)(q)..........    --        N/A - N/A         --       0.03         0.80 - 2.15      -2.15 -  -1.99
   2008................. 2,154     3.17 -  3.54      7,383       0.00         0.80 - 2.15     -44.52 - -43.75
   2007................. 2,620     5.71 -  6.29     16,059       0.00         0.80 - 2.15       7.93 -   9.43
   2006................. 2,971     5.29 -  5.75     16,757       0.00         0.80 - 2.15       8.69 -  10.18
   2005................. 3,413     4.87 -  5.22     17,568       0.00         0.80 - 2.15       4.95 -   6.39

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Diversified Income
   2009..............  3,023  $14.38 - 16.54    $ 45,809      7.06%        0.80 - 2.15%     52.02 -  54.11%
   2008..............  3,545    9.46 - 10.73      35,080      6.81         0.80 - 2.15     -32.30 - -31.37
   2007..............  4,904   13.97 - 15.64      71,148      5.14         0.80 - 2.15       1.88 -   3.29
   2006..............  5,915   13.71 - 15.14      83,598      5.74         0.80 - 2.15       4.01 -   5.45
   2005..............  6,486   13.18 - 14.36      87,435      7.39         0.80 - 2.15       0.84 -   2.23

   VT Equity Income
   2009 (r)..........  7,991    7.70 - 14.62     103,261      1.70         0.80 - 2.59      26.43 -  33.92
   2008..............  1,857   10.70 - 11.57      20,816      2.05         0.80 - 2.15     -32.62 - -31.69
   2007..............  2,132   15.88 - 16.93      35,171      1.40         0.80 - 2.15       0.96 -   2.36
   2006..............  2,267   15.73 - 16.54      36,750      1.08         0.80 - 2.15      16.30 -  17.90
   2005..............  2,057   13.53 - 14.03      28,456      0.96         0.80 - 2.15       3.24 -   4.66

   VT The George Putnam Fund of Boston
   2009..............  8,496    9.62 - 10.05      81,676      4.47         0.80 - 2.69      22.25 -  24.62
   2008..............  9,817    7.87 -  8.06      76,072      5.00         0.80 - 2.69     -42.32 - -41.20
   2007.............. 13,315   13.64 - 13.71     176,035      2.89         0.80 - 2.69      -1.78 -   0.14
   2006.............. 16,006   13.69 - 13.89     211,492      2.56         0.80 - 2.69       8.92 -  11.03
   2005.............. 19,864   12.33 - 12.75     237,197      2.01         0.80 - 2.69       1.21 -   3.17

   VT Global Asset Allocation
   2009..............  2,788   11.15 - 12.87      32,863      5.58         0.80 - 2.59      31.71 -  34.12
   2008..............  3,028    8.31 -  9.77      26,810      3.98         0.80 - 2.59     -35.05 - -33.86
   2007..............  3,664   12.57 - 15.05      49,585      0.54         0.80 - 2.59       0.26 -   2.11
   2006..............  3,913   12.31 - 15.01      51,614      2.53         0.80 - 2.59       9.94 -  11.96
   2005..............  3,355   10.99 - 13.65      39,386      1.08         0.80 - 2.59       4.21 -   6.12

   VT Global Equity
   2009..............  3,494    5.10 -  7.31      25,105      0.00         0.80 - 2.15      27.18 -  28.93
   2008..............  4,024    4.01 -  5.67      22,593      2.58         0.80 - 2.15     -46.52 - -45.79
   2007..............  5,116    7.51 - 10.46      53,911      2.20         0.80 - 2.15       6.67 -   8.15
   2006..............  6,002    7.04 -  9.67      59,229      0.34         0.80 - 2.15      20.58 -  22.23
   2005..............  6,652    5.84 -  7.91      54,086      0.79         0.80 - 2.15       6.45 -   7.91

   VT Global Health Care (s)
   2009..............  2,932   12.48 - 13.36      35,955      0.00         0.80 - 2.49      22.87 -  24.99
   2008..............  3,362   10.16 - 10.69      33,195      0.00         0.80 - 2.49     -19.14 - -17.74
   2007..............  4,274   12.57 - 12.99      51,583      0.86         0.80 - 2.49      -3.09 -  -1.40
   2006..............  5,445   12.97 - 13.17      67,227      0.32         0.80 - 2.49       0.24 -   1.97
   2005..............  6,508   12.92 - 12.94      79,355      0.06         0.80 - 2.49      10.39 -  12.29

--------
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund
(s)Previously known as VT Health Sciences

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
  Sub-Accounts
  (continued):
   VT Global Utilities (t)
   2009.................  1,865  $11.51 - 17.74    $ 22,486       3.78%       0.80 - 2.69%      4.47 -   6.50%
   2008.................  2,221   10.81 - 16.98      25,182       2.33        0.80 - 2.69     -32.36 - -31.05
   2007.................  2,932   15.68 - 25.11      48,605       1.77        0.80 - 2.69      16.70 -  18.98
   2006.................  3,637   13.17 - 21.51      50,959       2.86        0.80 - 2.69      23.63 -  26.02
   2005.................  4,306   10.45 - 17.40      48,184       1.93        0.80 - 2.69       5.66 -   7.71
   VT Growth and Income
   2009................. 21,905   10.19 - 11.50     200,607       2.59        0.70 - 2.69      26.32 -  28.91
   2008................. 25,667    7.91 -  9.11     183,219       2.19        0.70 - 2.69     -40.35 - -39.12
   2007................. 34,907   12.99 - 15.27     410,138       1.43        0.70 - 2.69      -8.58 -  -6.70
   2006................. 44,194   13.92 - 16.70     557,237       1.56        0.70 - 2.69      12.80 -  15.10
   2005................. 53,314   12.09 - 14.80     585,599       1.57        0.70 - 2.69       2.41 -   4.50

   VT Growth Opportunities
   2009.................  2,856    3.80 -  4.35      11,750       0.75        0.80 - 2.15      37.83 -  39.73
   2008.................  2,985    2.75 -  3.11       8,853       0.00        0.80 - 2.15     -39.02 - -38.18
   2007.................  3,715    4.52 -  5.04      17,940       0.06        0.80 - 2.15       3.13 -   4.56
   2006.................  4,517    4.38 -  4.82      20,995       0.06        0.80 - 2.15       6.23 -   7.69
   2005.................  5,332    4.12 -  4.48      23,150       0.63        0.80 - 2.15       1.87 -   3.28

   VT High Yield
   2009.................  3,703   16.25 - 16.40      59,793      10.29        0.80 - 2.59      46.30 -  48.98
   2008.................  4,230   11.01 - 11.11      46,172      10.22        0.80 - 2.59     -27.98 - -26.66
   2007.................  5,637   15.01 - 15.42      84,132       8.15        0.80 - 2.59       0.12 -   1.97
   2006.................  6,642   14.72 - 15.40      97,207       7.59        0.80 - 2.59       7.67 -   9.64
   2005.................  7,310   13.43 - 14.31      97,237       8.04        0.80 - 2.59       0.43 -   2.27

   VT Income
   2009................. 10,248   11.64 - 15.69     137,453       5.87        0.80 - 2.54      42.93 -  45.48
   2008................. 12,143    8.12 - 10.78     112,751       7.83        0.80 - 2.59     -25.90 - -24.53
   2007................. 16,149   10.96 - 14.29     200,711       5.31        0.80 - 2.59       2.48 -   4.38
   2006................. 17,751   10.69 - 13.69     214,023       4.26        0.80 - 2.59       1.82 -   3.69
   2005................. 17,575   10.50 - 13.20     208,386       3.13        0.80 - 2.59      -0.28 -   1.54

   VT International Equity
   2009................. 13,331    9.38 - 13.54     149,649       0.00        0.70 - 2.59      21.40 -  23.76
   2008................. 15,307    7.58 - 11.15     139,839       2.21        0.70 - 2.59     -45.41 - -44.34
   2007................. 19,162   13.62 - 20.43     314,634       2.98        0.70 - 2.59       5.55 -   7.61
   2006................. 21,968   12.65 - 19.36     332,657       0.60        0.70 - 2.59      24.42 -  26.83
   2005................. 22,597    9.98 - 15.56     268,560       1.40        0.70 - 2.59       9.30 -  11.42

--------
(t)Previously known as VT Utilities Growth and Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
  Sub-Accounts
  (continued):
   VT International Growth and Income
   2009.................  2,451  $ 9.90 - 11.92    $ 28,222      0.00%        0.80 - 2.15%     23.48 -  25.18%
   2008.................  2,829    8.02 -  9.52      26,205      1.95         0.80 - 2.15     -47.18 - -46.45
   2007.................  3,773   15.18 - 17.78      65,688      1.86         0.80 - 2.15       4.69 -   6.15
   2006.................  4,476   14.50 - 16.75      73,975      1.15         0.80 - 2.15      24.50 -  26.21
   2005.................  4,420   11.64 - 13.27      58,280      0.81         0.80 - 2.15      11.65 -  13.19

   VT International New Opportunities
   2009.................  2,263    6.82 - 10.29      22,562      1.37         0.80 - 2.15      35.39 -  37.26
   2008.................  2,503    5.04 -  7.50      18,319      1.57         0.80 - 2.15     -43.72 - -42.94
   2007.................  3,053    8.95 - 13.14      39,492      0.89         0.80 - 2.15      10.77 -  12.30
   2006.................  3,427    8.08 - 11.70      40,874      1.30         0.80 - 2.15      23.43 -  25.13
   2005.................  3,636    6.55 -  9.35      35,417      0.64         0.80 - 2.15      15.83 -  17.42

   VT Investors
   2009 (o)............. 10,361    6.65 - 10.92      71,150      1.16         0.80 - 2.44      27.63 -  29.78
   2008................. 10,759    5.12 -  8.55      57,782      0.25         0.80 - 2.44     -41.03 - -40.03
   2007................. 14,393    8.54 - 14.50     128,941      0.37         0.80 - 2.44      -7.49 -  -5.93
   2006................. 18,055    9.08 - 15.68     172,343      0.41         0.80 - 2.44      11.16 -  13.02
   2005................. 20,335    8.03 - 14.10     170,024      0.99         0.80 - 2.44       6.16 -   7.94

   VT Mid Cap Value
   2009.................    564   13.53 - 14.77       8,018      0.31         0.80 - 2.10      36.08 -  37.89
   2008.................    686    9.94 - 10.71       7,113      0.42         0.80 - 2.10     -44.03 - -43.29
   2007.................    900   17.72 - 18.89      16,547      1.58         0.80 - 2.15      -0.51 -   0.87
   2006.................  1,083   17.81 - 18.72      19,862      0.22         0.80 - 2.15      12.60 -  14.15
   2005.................    983   15.81 - 16.40      15,895      0.18         0.80 - 2.15      10.03 -  11.54

   VT Money Market
   2009................. 13,389    9.68 - 12.05     142,436      0.21         0.80 - 2.59      -2.39 -  -0.59
   2008................. 14,697    9.98 - 12.12     159,605      2.73         0.80 - 2.49       0.01 -   1.75
   2007................. 14,737    9.95 - 11.91     157,819      4.74         0.80 - 2.54       2.13 -   3.97
   2006................. 14,482    9.75 - 11.46     150,672      4.27         0.80 - 2.54      -2.54 -   3.54
   2005.................  9,815    9.57 - 11.07      99,786      2.61         0.80 - 2.59      -0.12 -   1.71

   VT New Opportunities
   2009 (q).............  8,619    6.65 - 12.79      57,927      0.38         0.80 - 2.69      28.58 -  31.08
   2008.................  8,465    5.07 -  9.95      44,020      0.00         0.80 - 2.69     -40.40 - -39.24
   2007................. 10,620    8.35 - 16.69      91,485      0.00         0.80 - 2.69       2.88 -   4.89
   2006................. 13,161    7.96 - 16.22     109,501      0.00         0.80 - 2.69       5.65 -   7.69
   2005................. 15,595    7.39 - 15.35     121,531      0.11         0.80 - 2.69       7.05 -   9.12

--------
(o)On February 13, 2009, VT Capital Appreciation merged into VT Investors Fund
(q)On February 13, 2009, VT Discovery Growth merged into VT New Opportunities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT New Value
   2009 (p)(r).......     --       N/A - N/A    $     --      2.82%        0.80 - 2.69%     -5.97 -  -5.75%
   2008..............  8,326  $ 6.11 -  9.51      72,807      1.86         0.80 - 2.59     -46.19 - -45.20
   2007.............. 10,280   11.36 - 17.36     164,993      1.21         0.80 - 2.59      -7.37 -  -5.65
   2006.............. 11,867   12.26 - 18.40     201,899      1.05         0.80 - 2.59      13.02 -  15.09
   2005.............. 11,846   10.85 - 15.98     177,051      0.80         0.80 - 2.59       5.05 -   8.51

   VT OTC & Emerging Growth
   2009 (p)(u).......     --       N/A - N/A          --        --         0.80 - 2.15      -3.04 -  -2.88
   2008..............  4,304    1.39 -  2.78      11,994      0.00         0.80 - 2.10     -46.80 - -46.09
   2007..............  5,172    2.62 -  5.15      26,995      0.00         0.80 - 2.10      10.31 -  11.78
   2006..............  6,258    2.37 -  4.61      29,518      0.00         0.80 - 2.10      10.05 -  11.51
   2005..............  7,201    2.15 -  4.13      30,905      0.00         0.80 - 2.10       5.60 -   7.00

   VT Research
   2009..............  4,329    8.19 - 11.69      35,684      1.10         0.80 - 2.34      30.07 -  32.12
   2008..............  5,038    6.20 -  8.99      31,642      1.02         0.80 - 2.34     -39.99 - -39.04
   2007..............  6,452   10.17 - 14.98      66,808      0.44         0.80 - 2.34      -1.81 -  -0.25
   2006..............  8,102   10.20 - 15.25      84,868      0.56         0.80 - 2.34       8.71 -  10.42
   2005..............  9,811    9.24 - 13.96      93,506      0.84         0.80 - 2.49       2.40 -   4.17

   VT Small Cap Value
   2009..............  3,821   10.52 - 11.54      55,216      1.61         0.70 - 2.30      28.54 -  30.62
   2008..............  4,401    8.18 -  8.83      49,462      1.51         0.70 - 2.30     -40.74 - -39.78
   2007..............  5,749   13.81 - 14.67     109,014      0.64         0.70 - 2.30     -14.72 - -13.33
   2006..............  7,373   16.19 - 16.92     164,020      0.33         0.70 - 2.30      14.64 -  16.48
   2005..............  8,460   14.13 - 14.53     164,487      0.17         0.70 - 2.30       4.58 -   6.29

   VT Vista
   2009 (u)..........  6,260    7.79 - 12.54      47,351      0.00         0.80 - 2.69      35.01 -  37.64
   2008..............  4,906    5.66 -  9.29      27,891      0.00         0.80 - 2.69     -47.01 - -45.98
   2007..............  6,528   10.47 - 17.53      68,837      0.00         0.80 - 2.69       1.00 -   2.97
   2006..............  8,515   10.17 - 17.36      87,412      0.00         0.80 - 2.69       2.62 -   4.61
   2005..............  9,919    9.72 - 16.91      97,783      0.00         0.80 - 2.69       9.14 -  11.25

--------
(p)For the period beginning January 1, 2009 and ended February 12, 2009
(r)On February 13, 2009, VT New Value merged into VT Equity Income Fund
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Voyager
   2009.............. 17,282  $ 7.28 - 13.28    $161,418      0.81%        0.70 - 2.69%     59.49 -  62.75%
   2008.............. 19,903    4.47 -  8.33     115,942      0.00         0.70 - 2.69     -38.73 - -37.47
   2007.............. 26,242    7.15 - 13.59     244,632      0.00         0.70 - 2.69       2.67 -   4.78
   2006.............. 33,891    6.83 - 13.24     303,969      0.11         0.70 - 2.69       2.61 -   4.70
   2005.............. 41,527    6.52 - 12.90     354,385      0.66         0.70 - 2.69       2.86 -   4.96

Investments in the
  RidgeWorth
  Variable Trust
  Sub-Accounts:
   RidgeWorth Large Cap Core Equity Fund
   2009 (m)..........     --     N/A -   N/A          --      0.86         1.15 - 2.69      -4.61 -  -4.14
   2008..............    187    8.46 -  9.17       1,572      0.98         1.15 - 2.19     -39.27 - -38.61
   2007..............    269   13.78 - 17.22       3,650      1.17         1.15 - 2.19      -1.43 -  -0.37
   2006..............    367   13.84 - 15.32       5,013      1.22         1.15 - 2.19      13.66 -  14.87
   2005..............    444   12.04 - 13.48       5,271      0.95         1.15 - 2.19       6.65 -   7.78

   RidgeWorth Large Cap Growth Stock
   2009 (m)..........     --       N/A - N/A          --      0.95         1.15 - 2.69       1.32 -   1.82
   2008..............    546    6.92 -  7.62       6,777      0.25         1.15 - 2.34     -42.07 - -41.36
   2007..............    755   11.80 - 13.15      15,510      0.38         1.15 - 2.34      12.57 -  13.95
   2006..............  1,120   10.35 - 11.68      21,018      0.27         1.15 - 2.34       8.24 -   9.56
   2005..............  1,599    9.45 - 10.79      28,572      0.13         1.15 - 2.34      -3.21 -  -2.03

   RidgeWorth Large Cap Value Equity Fund
   2009 (m)..........     --       N/A - N/A          --      1.24         1.15 - 2.69      -5.81 -  -5.34
   2008..............    534    9.71 - 10.24       7,773      2.09         1.15 - 2.19     -34.26 - -33.56
   2007..............    711   14.61 - 15.57      15,457      1.51         1.15 - 2.19       1.28 -   2.36
   2006..............  1,011   14.27 - 15.37      22,014      1.40         1.15 - 2.19      19.79 -  21.07
   2005..............  1,458   11.79 - 12.83      27,023      1.56         1.15 - 2.19       1.48 -   2.57

   RidgeWorth Mid-Cap Core Equity Fund
   2009 (m)..........     --       N/A - N/A          --      0.91         1.15 - 2.69      -1.03 -  -0.54
   2008..............    248    7.39 -  9.46       2,606      0.68         1.15 - 2.09     -41.90 - -41.34
   2007..............    331   12.60 - 16.29       5,835      0.22         1.15 - 2.09       2.97 -   3.97
   2006..............    480   12.12 - 15.82       8,465      0.39         1.15 - 2.09       8.41 -   9.46
   2005..............    639   11.07 - 14.59      10,606      0.44         1.15 - 2.09      11.94 -  13.02

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  RidgeWorth Variable
  Trust Sub-Accounts
  (continued):
   RidgeWorth Small Cap Value Equity Fund
   2009 (m)..............    --        N/A - N/A    $    --       0.78%        1.15 - 2.69%      1.60 -   2.11%
   2008..................   239   $11.93 - 19.87      3,491       1.63         1.15 - 2.39     -34.74 - -33.91
   2007..................   351    18.28 - 30.07      7,960       0.91         1.15 - 2.39       0.09 -   1.38
   2006..................   439    18.26 - 29.66     10,021       0.45         1.15 - 2.39      13.34 -  14.78
   2005..................   526    16.11 - 25.84     10,668       0.44         1.15 - 2.39      10.63 -  61.15

Investments in the Rydex
  Variable Trust
  Sub-Account:
   Rydex VT Nasdaq 100 Strategy Fund
   2009..................    --        N/A - N/A         --         --         1.50 - 1.50      49.72 -  49.72
   2008..................   < 1     8.69 -  8.69          1       0.04         1.50 - 1.50     -42.79 - -42.79
   2007..................   < 1    15.19 - 15.19          7       0.08         1.50 - 1.50      16.05 -  16.05
   2006..................   < 1    13.09 - 13.09          5       0.00         1.50 - 1.50       4.19 -   4.19
   2005..................   < 1    12.57 - 12.57          4       0.00         1.50 - 1.50      -0.40 -  -0.40

Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth
   2009.................. 3,168     8.59 - 11.51     30,116       0.00         0.70 - 2.69      61.10 -  64.40
   2008.................. 3,844     5.22 -  7.15     22,578       0.20         0.70 - 2.69     -50.56 - -49.54
   2007.................. 4,748    10.35 - 14.46     55,126       0.00         0.70 - 2.69      18.61 -  21.05
   2006.................. 5,948     8.55 - 12.19     58,189       0.00         0.70 - 2.69       1.31 -   3.38
   2005.................. 7,010     8.27 - 12.03     67,276       0.48         0.70 - 2.69      12.61 -  14.90

   Van Kampen UIF Core Plus Fixed Income
   2009..................   102    11.81 - 12.34      1,237       8.60         1.35 - 1.85       7.62 -   8.16
   2008..................    88    10.97 - 12.98        993       4.32         1.15 - 1.85     -11.87 - -11.23
   2007..................   139    12.45 - 14.62      1,773       3.61         1.15 - 1.85       3.49 -   4.24
   2006..................   151    12.03 - 14.03      1,863       3.95         1.15 - 1.85       1.82 -   2.55
   2005..................   175    11.81 - 13.68      2,108       3.18         1.15 - 1.85       2.29 -   3.03

--------
(m)For the period beginning January 1, 2009 and ended April 24, 2009
(u)On February 13, 2009, VT OTC & Emerging Growth merged into VT Vista Fund

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts
  (continued):
   Van Kampen UIF Emerging Markets Equity
   2009................  1,949  $17.30 - 26.03    $ 36,845       0.00%       0.70 - 2.20%     66.15 -  68.66%
   2008................  1,971   10.25 - 15.67      22,242       0.00        0.70 - 2.20     -57.57 - -56.93
   2007................  2,502   23.81 - 36.93      66,623       0.44        0.70 - 2.20      37.38 -  39.47
   2006................  3,270   17.07 - 25.15      63,047       0.75        0.70 - 2.20      34.17 -  36.19
   2005................  3,778   12.53 - 20.03      54,052       0.36        0.70 - 2.20      30.95 -  32.92

   Van Kampen UIF Global Value Equity
   2009................      2    9.22 -  9.63          19       5.28        1.35 - 1.85      13.85 -  14.43
   2008................      3    8.10 -  8.42          27       2.54        1.35 - 1.85     -41.26 - -40.96
   2007................      3   13.78 - 16.90          50       1.97        1.15 - 1.85       4.65 -   5.41
   2006................      4   13.17 - 16.03          54       1.59        1.15 - 1.85      18.97 -  19.83
   2005................      4   11.07 - 13.38          47       1.04        1.15 - 1.85       3.88 -   4.62

   Van Kampen UIF High Yield
   2009................     <1   14.83 - 14.83           6       8.05        1.50 - 1.50      39.95 -  39.95
   2008................      1   10.60 - 10.60           5      10.58        1.50 - 1.50     -24.01 - -24.01
   2007................      1   13.94 - 13.94           9       8.84        1.50 - 1.50       2.44 -   2.44
   2006................      1   13.61 - 13.61           9       8.01        1.50 - 1.50       7.00 -   7.00
   2005................      1   12.72 - 12.72           8       0.76        1.50 - 1.50      -0.45 -  -0.45

   Van Kampen UIF International Magnum
   2009................  1,980   10.29 - 12.09      19,324       2.82        0.70 - 2.20      29.65 -  31.61
   2008................  2,242    7.82 -  9.33      16,897       3.22        0.70 - 2.20     -45.83 - -45.01
   2007................  2,797   14.22 - 17.22      38,584       1.49        0.70 - 2.20      12.08 -  13.79
   2006................  3,317   12.50 - 14.05      40,739       0.09        0.70 - 2.20      22.42 -  24.26
   2005................  3,465   10.06 - 11.48      34,680       1.20        0.70 - 2.20       8.66 -  10.30

   Van Kampen UIF Mid Cap Growth
   2009................  1,424   14.68 - 15.97      21,180       0.00        0.70 - 2.30      54.08 -  56.56
   2008................  1,674    9.53 - 10.20      16,010       0.81        0.70 - 2.30     -47.98 - -47.14
   2007................  2,085   18.32 - 19.30      38,132       0.00        0.70 - 2.30      19.86 -  21.81
   2006................  2,642   15.28 - 15.85      40,057       0.00        0.70 - 2.30       6.80 -   8.51
   2005................  2,911   14.31 - 14.60      41,086       0.00        0.70 - 2.30      14.88 -  16.75

   Van Kampen UIF U.S. Mid Cap Value
   2009................  5,038   11.70 - 14.67      60,411       1.21        0.70 - 2.69      35.46 -  38.24
   2008................  5,830    8.64 - 10.61      51,012       0.84        0.70 - 2.69     -42.87 - -41.70
   2007................  7,726   15.12 - 18.20     116,996       0.68        0.70 - 2.69       4.93 -   7.09
   2006................  9,904   14.41 - 17.00     141,489       0.28        0.70 - 2.69      17.46 -  19.86
   2005................ 11,514   12.26 - 14.18     138,619       0.31        0.70 - 2.69       9.30 -  11.53

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts
  (continued):
   Van Kampen UIF U.S. Real Estate
   2009................ 1,134   $15.32 - 26.22    $23,487       2.84%        0.70 - 2.30%     25.43 -  27.46%
   2008................ 1,251    12.21 - 20.57     20,588       3.57         0.70 - 2.30     -39.31 - -38.33
   2007................ 1,726    20.13 - 33.35     46,609       1.16         0.70 - 2.30     -18.97 - -17.65
   2006................ 2,397    24.84 - 40.50     79,513       1.10         0.70 - 2.30      34.92 -  37.09
   2005................ 2,895    18.41 - 29.54     70,733       1.20         0.70 - 2.30      14.37 -  16.24

   Van Kampen UIF Value
   2009................     6    10.56 - 11.17         74       3.22         1.35 - 2.00      28.38 -  29.23
   2008................     9     8.70 - 10.40         86       3.45         1.15 - 2.00     -37.14 - -36.59
   2007................    17    13.85 - 16.40        252       1.76         1.15 - 2.00      -5.02 -  -4.18
   2006................    22    14.58 - 17.11        342       1.68         1.15 - 2.00      14.56 -  15.56
   2005................    26    12.72 - 14.81        347       1.32         1.15 - 2.00       3.37 -  27.24

Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II)
  Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)
   2009................ 1,148    16.86 - 18.91     22,075       7.70         1.29 - 2.59      26.74 -  28.43
   2008................ 1,264    14.92 - 16.19     18,942       7.44         1.29 - 2.59     -17.18 - -16.08
   2007................ 1,611    15.64 - 18.02     28,786       7.28         1.29 - 2.59       3.62 -   5.01
   2006................ 1,755    14.19 - 14.89     29,699       8.87         1.29 - 2.59       7.94 -   9.38
   2005................ 1,663    13.61 - 16.11     25,554       7.44         1.29 - 2.59       9.24 -  10.69

   Van Kampen UIF Emerging Markets Equity (Class II)
   2009................   593    29.46 - 32.18     18,635       0.00         1.29 - 2.59      65.71 -  67.92
   2008................   654    17.78 - 19.16     12,286       0.00         1.29 - 2.59     -57.87 - -57.30
   2007................   945    42.19 - 44.88     41,679       0.41         1.29 - 2.59      36.80 -  38.64
   2006................ 1,095    30.84 - 32.37     34,945       0.75         1.29 - 2.59      33.63 -  35.40
   2005................   903    23.08 - 23.91     21,348       0.35         1.29 - 2.59      30.31 -  32.05

   Van Kampen UIF Equity and Income (Class II)
   2009................ 3,981    12.19 - 12.99     50,480       2.68         1.29 - 2.59      19.32 -  20.91
   2008................ 4,556    10.88 - 11.73     47,934       2.44         1.29 - 2.59     -24.69 - -23.68
   2007................ 5,858    13.21 - 14.45     81,721       1.87         1.29 - 2.59       0.67 -   2.02
   2006................ 6,061    14.36 - 15.07     83,763       1.17         1.29 - 2.59       9.67 -  11.13
   2005................ 4,725    13.09 - 13.56     58,796       0.67         1.29 - 2.59       4.61 -   6.00

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II)
  Sub-Accounts
  (continued):
   Van Kampen UIF Capital Growth (Class II)
   2009................   756   $12.30 - 13.00    $ 10,008      0.00%        1.29 - 2.59%     60.87 -  63.02%
   2008................   921     8.08 -  8.71       7,452      0.00         1.29 - 2.59     -50.66 - -50.00
   2007................ 1,145    15.09 - 16.38      18,705      0.00         1.29 - 2.59      18.50 -  20.09
   2006................ 1,385    13.82 - 14.51      18,809      0.00         1.29 - 2.59       1.13 -   2.48
   2005................ 1,530    12.27 - 13.67      20,355      0.35         1.29 - 2.59      12.50 -  13.99

   Van Kampen UIF Global Franchise (Class II)
   2009................ 4,693    14.35 - 16.09      74,017      7.63         1.29 - 2.59      26.21 -  27.89
   2008................ 5,440    12.75 - 13.74      67,172      1.73         1.29 - 2.59     -30.78 - -29.86
   2007................ 6,729    15.99 - 18.42     119,171      0.00         1.29 - 2.59       6.92 -   8.36
   2006................ 6,893    17.22 - 18.08     113,948      1.43         1.29 - 2.59      18.37 -  19.95
   2005................ 5,284    12.30 - 14.55      74,280      0.00         1.29 - 2.59       9.08 -  10.54

   Van Kampen UIF Int'l Growth Equity (Class II)
   2009................   493     7.92 -  8.31       4,036      0.79         1.29 - 2.59      33.01 -  34.78
   2008................   502     5.95 -  6.17       3,062      0.00         1.29 - 2.59     -49.86 - -49.19
   2007................   433    11.90 - 12.14       3,062      0.17         1.29 - 2.44      11.46 -  12.78
   2006 (ah)...........   351    10.68 - 10.76       3,765      0.28         1.29 - 2.44       6.76 -   7.61

   Van Kampen UIF Mid Cap Growth (Class II)
   2009................ 2,520     9.72 - 17.72      34,343      0.00         1.29 - 2.59      53.29 -  55.34
   2008................ 3,170    11.56 - 12.46      27,843      0.70         1.29 - 2.59     -48.20 - -47.50
   2007................ 3,587    11.92 - 22.32      62,807      0.00         1.29 - 2.59      19.42 -  21.02
   2006................ 3,035    18.69 - 19.62      49,627      0.00         1.29 - 2.59       6.32 -   7.73
   2005................ 1,949    17.58 - 18.21      35,035      0.00         1.29 - 2.59      14.27 -  15.79

   Van Kampen UIF Small Company Growth (Class II)
   2009................   886    15.58 - 17.02      14,682      0.00         1.29 - 2.59      42.85 -  44.75
   2008................ 1,011    10.90 - 11.76      11,622      0.00         1.29 - 2.59     -41.98 - -41.21
   2007................ 1,182    18.79 - 19.99      23,184      0.00         1.29 - 2.59       0.28 -   1.63
   2006................ 1,425    18.74 - 19.67      27,591      0.00         1.29 - 2.59      10.40 -  87.42
   2005................ 1,560    17.20 - 17.82      27,468      0.00         1.29 - 2.59       9.97 -  11.43

   Van Kampen UIF U.S. Mid Cap Value (Class II)
   2009................ 3,109    12.61 - 15.45      46,473      1.11         1.29 - 2.59      35.56 -  37.36
   2008................ 3,724    11.40 - 12.29      40,747      0.76         1.29 - 2.59     -42.94 - -42.18
   2007................ 4,183    15.87 - 19.97      79,806      0.61         1.29 - 2.59       4.94 -   6.35
   2006................ 4,425    14.93 - 19.03      81,291      0.22         1.29 - 2.59      17.51 -  19.07
   2005................ 3,855    12.54 - 16.20      60,801      0.26         1.29 - 2.59       9.25 -  10.71

--------
(ah)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II)
  Sub-Accounts
  (continued):
   Van Kampen UIF U.S. Real Estate (Class II)
   2009................ 2,830   $17.03 - 17.56    $ 51,314      2.71%        1.29 - 2.69%     25.03 -  26.84%
   2008................ 3,317    14.05 - 15.33      47,539      2.88         1.29 - 2.69     -39.73 - -38.86
   2007................ 3,776    21.96 - 23.31      88,472      1.01         1.29 - 2.69     -19.51 - -18.35
   2006................ 4,137    28.96 - 30.72     118,645      0.96         1.29 - 2.69      33.98 -  35.90
   2005................ 4,154    19.79 - 21.61      87,617      1.15         1.29 - 2.69      13.62 -  15.25

Investments in the
  Van Kampen Life
  Investment Trust
  Sub-Accounts:
   LIT Capital Growth
   2009................ 3,339     5.81 -  9.59      26,376      0.11         0.70 - 2.30      62.30 -  64.91
   2008................ 3,876     3.52 -  5.91      18,810      0.54         0.70 - 2.30     -50.15 - -49.34
   2007................ 4,617     6.96 - 11.85      45,412      0.05         0.70 - 2.30      14.29 -  16.14
   2006................ 6,027     5.99 - 10.37      51,748      0.00         0.70 - 2.30       0.52 -   2.14
   2005................ 7,916     5.86 - 10.32      68,990      0.26         0.70 - 2.30       5.46 -   7.18

   LIT Comstock
   2009................ 3,622    10.46 - 11.72      40,418      4.52         0.70 - 2.30      25.85 -  27.88
   2008................ 4,331     8.31 -  9.16      38,125      2.68         0.70 - 2.30     -37.14 - -36.12
   2007................ 5,664    13.22 - 14.35      78,670      1.97         0.70 - 2.30      -4.28 -  -2.73
   2006................ 7,391    13.81 - 14.75     106,183      1.48         0.70 - 2.30      13.64 -  15.47
   2005................ 9,041    12.15 - 12.77     113,319      1.22         0.70 - 2.30       1.98 -   3.64

   LIT Government
   2009................    74    11.83 - 12.20         902      6.07         1.25 - 1.65      -0.68 -  -0.28
   2008................    96    11.91 - 12.24       1,172      4.61         1.25 - 1.65       0.14 -   0.55
   2007................   116    11.90 - 12.17       1,405      4.92         1.25 - 1.65       5.57 -   5.99
   2006................   142    11.27 - 11.48       1,626      4.33         1.25 - 1.65       1.65 -   2.06
   2005................   146    11.09 - 11.25       1,637      4.21         1.25 - 1.65       1.85 -   2.25

   LIT Money Market
   2009 (v)............    --     N/A  - N/A            --      0.01         1.25 - 1.65      -1.57 -  -1.19
   2008................   319    11.27 - 11.70       3,685      2.12         1.25 - 1.65       0.35 -   0.75
   2007................   294    11.23 - 11.62       3,380      4.78         1.25 - 1.65       2.99 -   3.41
   2006................   263    10.91 - 11.23       2,931      4.04         1.25 - 1.65       2.72 -   3.13
   2005................   273    10.62 - 10.89       2,961      2.70         1.25 - 1.65       1.01 -   1.41

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Van Kampen Life
  Investment Trust
  (Class II)
  Sub-Accounts:
   LIT Capital Growth (Class II)
   2009............  3,778  $11.64 - 12.67    $ 36,584      0.00%        1.29 - 2.59%     61.35 -  63.51%
   2008............  4,416    7.21 -  7.78      26,105      0.20         1.29 - 2.59     -50.44 - -49.77
   2007............  5,416   14.55 - 15.43      63,457      0.00         1.29 - 2.59      13.61 -  15.13
   2006............  6,472   12.81 - 13.45      65,542      0.00         1.29 - 2.59      -0.03 -   1.30
   2005............  6,958   12.81 - 13.23      68,765      0.01         1.29 - 2.59       4.86 -   6.25

   LIT Comstock (Class II)
   2009............ 14,081   10.36 - 12.12     162,470      4.05         1.29 - 2.59      25.08 -  26.75
   2008............ 16,334    9.69 - 10.44     149,246      2.38         1.29 - 2.59     -37.47 - -36.63
   2007............ 20,553   12.90 - 15.49     297,888      1.71         1.29 - 2.59      -4.87 -  -3.60
   2006............ 23,656   16.28 - 17.09     356,769      1.25         1.29 - 2.59      13.05 -  14.55
   2005............ 23,945   14.40 - 14.92     317,128      0.87         1.29 - 2.59       1.42 -   2.77

   LIT Growth and Income (Class II)
   2009............  6,315   14.06 - 14.39      92,402      3.40         1.29 - 2.69      20.77 -  22.51
   2008............  7,078   11.64 - 12.71      84,837      1.92         1.29 - 2.69     -34.04 - -33.09
   2007............  8,749   17.56 - 17.65     157,176      1.44         1.29 - 2.69      -0.25 -   1.19
   2006............  9,672   17.69 - 17.35     171,902      0.97         1.29 - 2.69      12.86 -  14.48
   2005............  9,458   15.68 - 16.39     147,128      0.78         1.29 - 2.69       6.78 -   8.31

   LIT Mid Cap Growth (Class II)
   2009............  1,031   12.32 - 14.26      12,941      0.00         0.70 - 2.59      52.33 -  55.28
   2008............  1,132    7.94 -  9.36       9,250      0.00         0.70 - 2.59     -48.22 - -47.21
   2007............  1,353   15.03 - 18.08      21,082      0.00         0.70 - 2.59      14.54 -  16.78
   2006............  1,638   12.23 - 12.87      21,980      0.00         0.70 - 2.59       2.21 -   4.19
   2005............  1,821   11.97 - 12.36      23,587      0.00         0.70 - 2.59       8.24 -  10.34

   LIT Money Market (Class II)
   2009 (v)........     --    N/A  - N/A            --      0.01         1.29 - 2.69      -2.59 -  -1.23
   2008............  3,348   10.00 - 10.69      35,231      1.92         1.29 - 2.59      -0.85 -   0.48
   2007............  3,118   10.09 - 10.64      32,788      4.79         1.29 - 2.59       1.74 -   3.10
   2006............  3,035    9.92 - 10.32      31,042      3.94         1.29 - 2.59       1.48 -   2.83
   2005............  3,045    9.77 - 10.04      30,362      2.48         1.29 - 2.59      -0.22 -   1.11

--------
(v)For the period beginning January 1, 2009 and ended December 18, 2009

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                      YEAR ENDED DECEMBER 31,
                                                    --------------------------
($ IN MILLIONS)                                       2009      2008     2007
                                                    -------   -------   ------
REVENUES
Premiums (net of reinsurance ceded of $528, $534
   and $625)                                        $   581   $   585   $  502
Contract charges (net of reinsurance ceded of
   $278, $340 and $315)                                 952       911      942
Net investment income                                 2,974     3,720    4,205
Realized capital gains and losses:
   Total other-than-temporary impairment losses      (1,592)   (2,434)    (210)
   Portion of loss recognized in other
      comprehensive income                              316        --       --
                                                    -------   -------   ------
      Net other-than-temporary impairment losses
         recognized in earnings                      (1,276)   (2,434)    (210)
   Sales and other realized capital gains and
      losses                                            856      (618)      13
                                                    -------   -------   ------
      Total realized capital gains and losses          (420)   (3,052)    (197)
                                                    -------   -------   ------
                                                      4,087     2,164    5,452
COSTS AND EXPENSES
Contract benefits (net of reinsurance ceded of
   $601, $1,099 and $646)                             1,402     1,397    1,364
Interest credited to contractholder funds (net of
   reinsurance ceded of $32, $43 and $47)             2,076     2,356    2,628
Amortization of deferred policy acquisition costs       888       643      518
Operating costs and expenses                            321       383      318
Restructuring and related charges                        24         1        2
Interest expense                                         42        16       20
                                                    -------   -------   ------
                                                      4,753     4,796    4,850
Gain (loss) on disposition of operations                  7        (4)     (10)
                                                    -------   -------   ------
(LOSS) INCOME FROM OPERATIONS BEFORE INCOME TAX
   (BENEFIT) EXPENSE                                   (659)   (2,636)     592
                                                    -------   -------   ------
Income tax (benefit) expense                           (112)     (946)     180
                                                    -------   -------   ------
NET (LOSS) INCOME                                      (547)   (1,690)     412
                                                    -------   -------   ------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
Change in unrealized net capital gains and losses     1,899    (2,253)    (409)
                                                    -------   -------   ------
COMPREHENSIVE INCOME (LOSS)                         $ 1,352   $(3,943)  $    3
                                                    =======   =======   ======

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                    DECEMBER 31,
                                                                                 -----------------
($ IN MILLIONS, EXCEPT SHARE AND PAR VALUE DATA)                                   2009      2008
                                                                                 -------   -------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $49,842 and $49,136)   $47,658   $42,446
   Mortgage loans                                                                  7,780    10,012
   Equity securities, at fair value (cost $159 and $106)                             183        82
   Limited partnership interests                                                   1,028     1,187
   Short-term, at fair value (amortized cost $1,669 and $3,855)                    1,669     3,858
   Policy loans                                                                      823       813
   Other                                                                           1,076     1,374
                                                                                 -------   -------
      Total investments                                                           60,217    59,772
Cash                                                                                 145        93
Deferred policy acquisition costs                                                  3,664     6,701
Reinsurance recoverables                                                           4,016     3,923
Accrued investment income                                                            540       542
Deferred income taxes                                                                203     1,382
Other assets                                                                         963     1,294
Separate Accounts                                                                  9,072     8,239
                                                                                 -------   -------
      TOTAL ASSETS                                                               $78,820   $81,946
                                                                                 =======   =======
LIABILITIES
Contractholder funds                                                             $50,850   $56,780
Reserve for life-contingent contract benefits                                     12,256    12,256
Unearned premiums                                                                     30        32
Payable to affiliates, net                                                           119       142
Other liabilities and accrued expenses                                             1,432     1,638
Surplus notes due to related parties                                                 675       650
Separate Accounts                                                                  9,072     8,239
                                                                                 -------   -------
      TOTAL LIABILITIES                                                           74,434    79,737
                                                                                 -------   -------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)
SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
   authorized, none issued                                                            --        --
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares
   authorized, none issued                                                            --        --
Common stock, $227 par value, 23,800 shares authorized and outstanding                 5         5
Additional capital paid-in                                                         3,189     2,475
Retained income                                                                    1,969     2,066
Accumulated other comprehensive loss:
   Unrealized net capital gains and losses:
      Unrealized net capital losses on fixed income securities with OTTI            (274)       --
      Other unrealized net capital gains and losses                               (1,146)   (4,362)
      Unrealized adjustment to DAC, DSI and insurance reserves                       643     2,025
                                                                                 -------   -------
         Total unrealized net capital gains and losses                              (777)   (2,337)
                                                                                 -------   -------
         Total accumulated other comprehensive loss                                 (777)   (2,337)
                                                                                 -------   -------
         Total shareholder's equity                                                4,386     2,209
                                                                                 -------   -------
         TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                              $78,820   $81,946
                                                                                 =======   =======

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                         YEAR ENDED DECEMBER 31,
                                                                      ----------------------------
($ IN MILLIONS)                                                         2009       2008      2007
                                                                      --------   -------   -------
REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                                            $    --    $    --   $    5
Redemption of stock                                                        --         --       (5)
                                                                      --------   -------   -------
Balance, end of year                                                       --         --       --
                                                                      --------   -------   -------
COMMON STOCK                                                                5          5        5
                                                                      --------   -------   -------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                              2,475      1,108    1,108
Capital contributions                                                     697      1,349       --
Forgiveness of payable due to parent (see Note 4)                          17         --       --
Gain on reinsurance transaction with affiliate (see Note 4)                --         18       --
                                                                      --------   -------   -------
Balance, end of year                                                    3,189      2,475    1,108
                                                                      --------   -------   -------
RETAINED INCOME
Balance, beginning of year                                              2,066      3,734    4,055
Net (loss) income                                                        (547)    (1,690)     412
Cumulative effect of change in accounting principle                       481         --       (8)
(Loss) gain on transfers of investments to/from parent (see Note 4)       (36)        22       --
Forgiveness of payable due to parent (see Note 4)                           5         --       --
Dividends                                                                  --         --     (725)
                                                                      --------   -------   -------
Balance, end of year                                                    1,969      2,066    3,734
                                                                      --------   -------   -------
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
Balance, beginning of year                                             (2,337)       (84)     325
Cumulative effect of change in accounting principle                      (339)        --       --
Change in unrealized net capital gains and losses                       1,899     (2,253)    (409)
                                                                      --------   -------   -------
Balance, end of year                                                     (777)    (2,337)     (84)
                                                                      --------   -------   -------
TOTAL SHAREHOLDER'S EQUITY                                            $ 4,386    $ 2,209   $4,763
                                                                      ========   =======   =======

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                        YEAR ENDED DECEMBER 31,
                                                    ------------------------------
($ IN MILLIONS)                                       2009       2008       2007
                                                    --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income                                   $   (547)  $ (1,690)  $    412
Adjustments to reconcile net (loss) income to net
   cash provided by operating activities:
   Amortization and other non-cash items                (277)      (423)      (289)
   Realized capital gains and losses                     420      3,052        197
   (Gain) loss on disposition of operations               (7)         4         10
   Interest credited to contractholder funds           2,076      2,356      2,628
   Changes in:
      Policy benefit and other insurance reserves       (446)      (446)      (290)
      Unearned premiums                                   (2)        (2)        (1)
      Deferred policy acquisition costs                  485         47        (29)
      Reinsurance recoverables                          (236)      (167)      (276)
      Income taxes                                       412       (828)       112
      Other operating assets and liabilities             (29)        --        104
                                                    --------   --------   --------
         Net cash provided by operating activities     1,849      1,903      2,578
                                                    --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales:
   Fixed income securities                            13,621     11,083     11,222
   Equity securities                                      35        131         73
   Limited partnership interests                          78        100        181
   Mortgage loans                                        335        248         --
   Other investments                                     485        135        156
Investment collections:
   Fixed income securities                             3,652      2,530      2,981
   Mortgage loans                                      1,695        800      1,506
   Other investments                                     105         95        383
Investment purchases:
   Fixed income securities                           (16,720)    (6,498)   (12,096)
   Equity securities                                    (102)      (133)      (101)
   Limited partnership interests                        (209)      (410)      (673)
   Mortgage loans                                        (18)    (1,115)    (2,637)
   Other investments                                     (26)      (120)      (693)
Change in short-term investments, net                  2,275     (4,529)        31
Change in policy loans and other investments, net       (193)      (359)        30
Disposition of operations                                 --         (3)        (5)
                                                    --------   --------   --------
         Net cash provided by investing activities     5,013      1,955        358
                                                    --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of surplus notes to related parties              --        800         --
Capital contributions                                    250        607         --
Note payable to parent                                    --         --       (500)
Redemption of redeemable preferred stock                  --         --        (11)
Contractholder fund deposits                           3,340      9,253      7,948
Contractholder fund withdrawals                      (10,400)   (14,610)    (9,736)
Dividends paid                                            --         --       (725)
                                                    --------   --------   --------
         Net cash used in financing activities        (6,810)    (3,950)    (3,024)
                                                    --------   --------   --------
NET INCREASE (DECREASE) IN CASH                           52        (92)       (88)
CASH AT BEGINNING OF YEAR                                 93        185        273
                                                    --------   --------   --------
CASH AT END OF YEAR                                 $    145   $     93   $    185
                                                    ========   ========   ========

                 See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     To conform to the current year presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products, and voluntary accident and health insurance. The principal individual products are fixed annuities; interest-sensitive, traditional and variable life insurance; and voluntary accident and health insurance. The institutional product line consists primarily of funding agreements sold to unaffiliated trusts that use them to back medium-term notes issued to institutional and individual investors. The following table summarizes premiums and contract charges by product.

($ IN MILLIONS)                                   2009     2008     2007
                                                 ------   ------   ------
PREMIUMS
   Traditional life insurance /(1)/              $  387   $  368   $  260
   Immediate annuities with life contingencies      102      132      204
   Accident and health                               92       85       38
                                                 ------   ------   ------
     TOTAL PREMIUMS                                 581      585      502
CONTRACT CHARGES
   Interest-sensitive life insurance /(1)/          907      855      862
   Fixed annuities                                   44       55       79
   Variable annuities                                 1        1        1
                                                 ------   ------   ------
      TOTAL CONTRACT CHARGES                        952      911      942
                                                 ------   ------   ------
         TOTAL PREMIUMS AND CONTRACT CHARGES     $1,533   $1,496   $1,444
                                                 ======   ======   ======

----------
/(1)/ Beginning in 2008, certain ceded reinsurance premiums previously included as a component of traditional life insurance premiums were reclassified prospectively to be reported as a component of interest-sensitive life insurance contract charges. In 2007, these ceded reinsurance premiums were $90 million.

     The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2009, the top geographic locations for statutory premiums and annuity considerations were California, Florida, Texas, New York and Nebraska. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, independent agents (including master brokerage agencies), specialized structured settlement brokers and, through March 31, 2010, financial service firms, such as banks and broker-dealers. Effective March 31, 2010, the Company will no longer wholesale or provide distribution support to banks and broker-dealers. Although the Company will continue to service inforce contracts sold through these channels, the Company will no longer solicit new sales through the Company's direct relationships with banks or broker-dealers. Certain of the Company's master brokerage agencies and independent agents may continue to wholesale the Company's products to banks and broker-dealers through their relationships.

     The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in equity, interest, credit spreads or currency exchange rates and prices. The Company's primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. The Company currently benefits from agreements with financial services entities that market and distribute its products; change in control of these non-affiliated entities could negatively impact the Company's sales. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation or permit the establishment of certain products or investments that may compete with life insurance or annuities, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed securities ("ABS"), residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI") and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

     Equity securities primarily include common and non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are classified as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Investments in limited partnership interests, including interests in limited liability companies, private equity/debt funds, real estate funds and hedge funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, are accounted for in accordance with the cost method of accounting; otherwise, investments in limited partnership interests are accounted for in accordance with the equity method of accounting.

     Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at the respective unpaid principal balances. Other investments consist primarily of bank loans. Bank loans are comprised primarily of senior secured corporate loans which are carried at amortized cost.

     Investment income consists primarily of interest and dividends, income from certain limited partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for certain asset-backed securities, residential mortgage-backed securities and commercial mortgage-backed securities is determined considering estimated principal repayments obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For beneficial interests in securitized financial assets not of high credit quality, the effective yield is recalculated on a prospective basis. For all other asset-backed securities, residential mortgage-backed securities and commercial mortgage-backed securities, the effective yield is recalculated on a retrospective basis. For other-than-temporarily impaired fixed income securities, the effective yield method utilizes the difference between the amortized cost basis at impairment and the cash flows expected to be collected. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans and bank loans that are in default or when full and timely collection of principal and interest payments is not probable. Income from investments in limited partnership interests accounted for on the cost basis is recognized upon receipt of amounts distributed by the partnerships as investment income. Subsequent to October 1, 2008, income from investments in limited partnership interests accounted for utilizing the equity method of accounting ("EMA LP") is reported in realized capital gains and losses.

     Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, periodic changes in the fair value and settlements of certain derivatives including hedge ineffectiveness, and income from certain limited partnership interests. Realized capital gains and losses on investment sales include calls and prepayments and are determined on a specific identification basis. Income from investments in limited partnership interests accounted for utilizing the equity method of accounting is recognized based on the financial results of the entity and the Company's proportionate investment interest, and is recognized on a delay due to the availability of the related financial statements. The recognition of income on hedge funds is generally on a one month delay and the income recognition on private equity/debt funds and real estate funds are generally on a three month delay.

     The Company recognizes other-than-temporary impairment losses on fixed income securities when the decline in fair value is deemed other than temporary including when the Company has made the decision to sell or it is more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis. Additionally, if the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss deemed to be related to other factors and recognized in other comprehensive income ("OCI"). Fixed income securities subject to other-than-temporary impairment write-downs continue to earn investment income when future expected payments are reasonably estimable, and any discount or premium is recognized using the effective yield method over the expected life of the security; otherwise income recognition is discontinued. The Company recognizes other-than-temporary impairment losses on equity securities when the decline in fair value is deemed other than temporary including when the Company does not have a positive intent and ability to hold an impaired security until recovery.

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps and floors, warrants, forward contracts to hedge foreign currency risk and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in convertible and equity-indexed fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements (see Note 7).

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in annuity product contracts and subject to bifurcation is reported in contract benefits, interest credited to contractholder funds or realized capital gains and losses. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks respectively within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. In the case of a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.

     Fair value hedges For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in the fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in the fair value of the hedged risk.

     Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying amount for the liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset which has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

     When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

     Non-hedge derivative financial instruments Based upon the type of derivative instrument and strategy, the income statement effects, including fair value gains and losses and accrued periodic settlements, of derivatives for which hedge accounting is not applied are reported in a single line item with the results of the associated risk.

SECURITIES LOANED AND SECURITY REPURCHASE

     The Company's business activities include securities lending transactions and securities sold under agreements to repurchase ("repurchase agreements"), which are used primarily to generate net investment income. The proceeds received from repurchase agreements also provide a source of liquidity. For repurchase agreements and securities lending transactions used to generate net investment income, the proceeds received are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.

     The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large banks.

     Securities to be repurchased under repurchase agreements are the same, or substantially the same, as the securities transferred. The Company's obligations to return the funds received under repurchase agreements are carried at the amount at which the securities will subsequently be reacquired, including accrued interest, as specified in the respective agreements and are classified as other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and early surrender. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities and indexed funding agreements are generally based on a specified interest rate index, such as LIBOR, or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration, and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuities and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. Amortization of DAC is included in amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income and is described in more detail below. DSI is amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Consolidated Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

     For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies.

     For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance and uses rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of customer surrender rates, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to results of operations when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

     AGP and EGP consist primarily of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of persistency, mortality, expenses, and hedges if applicable. For products exposed to investment credit losses in excess of the Company's expectations that may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the higher credit losses.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Consolidated Statements of Operations and Comprehensive Income.

     The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder's equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

     Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions that are determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contract continue to be deferred and amortized in connection with the replacement contract. For interest-sensitive life insurance and investment contracts, the EGP of the replacement contract is treated as a revision to the EGP of the replaced contract in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC and benefit reserves that result from the replacement contract are treated as prospective revisions. Any costs associated with the issuance of the replacement contract are characterized as maintenance costs and expensed as incurred.

     Internal replacement transactions that are determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to the Consolidated Statements of Operations and Comprehensive Income.

     The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $16 million and $19 million at December 31, 2009 and 2008, respectively. Amortization expense of the present value of future profits was $3 million, $5 million and $5 million in 2009, 2008 and 2007, respectively.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance (see Note 9). The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported in the Consolidated Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers including their activities with respect to claim settlement practices and commutations, and establishes allowances for uncollectible reinsurance as appropriate.

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million at both December 31, 2009 and 2008. The Company annually evaluates goodwill for impairment using a trading multiple analysis, which is a widely accepted valuation technique to estimate the fair value of its reporting units. If conditions warrant, a discounted cash flow analysis may also be used. The Company also reviews its goodwill for impairment whenever events or changes in circumstances indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment at December 31, 2009 or 2008.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves, DAC and differences in tax bases of invested assets. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized (see Note 12).

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary health products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and funding agreements. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see
Note 8). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured to Prudential beginning in 2006.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to fund mortgage loans and financial guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7 and Note
11).

ADOPTED ACCOUNTING STANDARDS

Recognition and Presentation of Other-Than-Temporary Impairments

     In April 2009, the FASB issued new accounting guidance for the recognition of other-than-temporary impairments ("OTTI") of debt securities. If the fair value of a debt security is less than its amortized cost basis at the reporting date, an entity shall assess whether the impairment is an OTTI. When an entity intends to sell an impaired security or more likely than not will be required to sell an impaired security before recovery of its amortized cost basis, an OTTI is recognized in earnings. If the entity does not expect to recover the entire amortized cost basis of an impaired debt security, even if it does not intend to sell the security and it is not more likely than not that it would be required to sell the security before recovery of its amortized cost basis, the entity must consider, based upon an estimate of the present value of cash flows expected to be collected on the debt security as compared to its amortized cost basis, whether a credit loss exists. The portion of the total OTTI related to a credit loss shall be recognized in earnings while the portion of the total OTTI related to factors other than credit shall be recognized in OCI. The statement of operations is required to present the total OTTI with an offset for the amount of the total OTTI that is recognized in OCI. The statement disclosing accumulated other comprehensive income ("AOCI") is required to separately present amounts recognized for debt securities for which a portion of an OTTI has been recognized in earnings.

     The new guidance expands disclosure requirements for both debt and equity securities and requires a more detailed, risk-oriented breakdown of security types and related information, and requires that the annual disclosures be made for interim periods. In addition, new disclosures are required about significant inputs used in determining credit losses as well as a rollforward of credit losses each period. The disclosures are not required for earlier periods presented for comparative purposes. The new guidance applies to existing and new investments held as of the beginning of the interim period of adoption.

     The Company adopted the provisions of the new guidance as of April 1, 2009. The adoption resulted in the reclassification of $733 million of previously recorded OTTI write-downs from retained income to unrealized capital losses. The cumulative effect of adoption, net of related DAC, DSI and tax adjustments, was an increase in retained income of $481 million and a decrease in unrealized net capital gains and losses of $339 million, with a net benefit to equity of $142 million. The benefit to equity resulted from a decrease in a deferred tax asset valuation allowance. The adoption did not have an impact on the Company's Consolidated Statement of Operations and Comprehensive Income. The effect of the adoption on net income for interim periods after adoption is not determinable. The accounting standard incorporates management's intent as a critical component to the determination of the amount recorded and this assessment process was changed as of April 1, 2009 to an intent to sell model from an intent to hold model.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

     In April 2009, the FASB issued new accounting guidance relating to fair value measurements to provide additional guidance for estimating fair value when the volume and level of activity for an asset or liability have significantly decreased. Guidance on identifying circumstances that indicate a transaction is not orderly is also provided. If it is concluded that there has been a significant decrease in the volume and level of market activity for an asset or liability in relation to normal market activity, transaction or quoted prices may not be determinative of fair value and further analysis of transaction or quoted prices may be necessary. Determination of whether a transaction is orderly is based on the weight of relevant evidence.

     The disclosure requirements are expanded to include the inputs and valuation techniques used to measure fair value and a discussion of changes in valuation techniques and related inputs during the quarterly reporting period. Disclosures of assets and liabilities measured at fair value are to be presented by major security type. Disclosures are not required for earlier periods presented for comparative purposes. Revisions resulting from a change in valuation technique or its application shall be accounted for as a change in accounting estimate and disclosed, along with the total effect of the change in valuation technique and related inputs, if practicable, by major category. The Company adopted the provisions of the new guidance as of April 1, 2009. The adoption had no effect on the Company's results of operations or financial position.

Interim Disclosures about Fair Value of Financial Instruments

     In April 2009, the FASB issued new accounting guidance to require disclosures about fair value of financial instruments for interim reporting periods as well as in annual financial statements. The disclosures are not required for earlier periods presented for comparative purposes. The Company adopted the provisions of the new guidance as of June 30, 2009. The new guidance affects disclosures only and therefore the adoption had no impact on the Company's results of operations or financial position.

Noncontrolling Interests in Consolidated Financial Statements

     In December 2007, the FASB issued new accounting guidance which clarifies that a noncontrolling interest in a subsidiary is that portion of the subsidiary's equity that is attributable to owners of the subsidiary other than its parent or parent's affiliates. Noncontrolling interests are required to be reported as equity in the consolidated financial statements and as such, net income will include amounts attributable to both the parent and the noncontrolling interest with disclosure of the amounts attributable to each on the face of the consolidated statements of operations, if material. All changes in a parent's ownership interest in a subsidiary when control of the subsidiary is retained should be accounted for as equity transactions. In contrast, when control over a subsidiary is relinquished and the subsidiary is deconsolidated, a parent is required to recognize a gain or loss in net income as well as provide certain associated expanded disclosures. The new guidance requires prospective application as of the beginning of the fiscal year in which the standard is initially applied, except for the presentation and disclosure requirements which are to be applied retrospectively for all periods presented. The adoption did not have an effect on the Company's results of operations or financial position.

Disclosures about Derivative Instruments and Hedging Activities

     In March 2008, the FASB issued new accounting guidance, which amends and expands the disclosure requirements for derivatives. The new disclosures are designed to enhance the understanding of how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position, results of operations, and cash flows. The standard requires, on a quarterly basis, quantitative disclosures about the potential cash outflows associated with the triggering of credit-risk-contingent features, if any; tabular disclosures about the classification and fair value amounts of derivative instruments reported in the statement of financial position; disclosure of the location and amount of gains and losses on derivative instruments reported in the statement of operations; and qualitative information about how and why an entity uses derivative instruments and how derivative instruments and related hedged items affect the entity's financial statements. Disclosures are not required for earlier periods presented for comparative purposes. The new guidance affects disclosures only and therefore the adoption as of March 31, 2009 had no impact on the Company's results of operations or financial position.

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

     In September 2009, the FASB issued new accounting guidance relating to investments that are required or permitted to be measured or disclosed at fair value when the investment does not have a readily determinable fair value and is accounted for using measurement principles pertaining to investment companies. As a practical expedient, the guidance allows a reporting entity to measure the fair value of these investments on the basis of the net asset value per share of the investment (or its equivalent). The amendments include additional disclosure requirements. The adoption as of December 31, 2009 had no effect on the Company's results of operations or financial position.

PENDING ACCOUNTING STANDARDS

Consolidation of Variable Interest Entities

     In June 2009, the FASB issued new accounting guidance which requires an entity to perform a qualitative analysis to determine whether it holds a controlling financial interest (i.e., is a primary beneficiary) in a variable interest entity ("VIE"). The analysis identifies the primary beneficiary of a VIE as the entity that has both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE. Additional amendments include a requirement to perform ongoing reassessments to determine whether an entity is the primary beneficiary of a VIE and elimination of the quantitative approach for determining the primary beneficiary of a VIE. In February 2010, the FASB issued an amendment to the new accounting guidance which defers the effective date indefinitely for interests in entities that have attributes of investment companies or for which it is industry practice to utilize measurement principles consistent with those followed by investment companies. The amendment does not apply when certain conditions exist and does not apply to certain entities including securitization and asset-backed financing entities. The guidance is effective for fiscal years beginning after November 15, 2009. The Company is in process of evaluating the impact of adoption on the Company's results of operations or financial position.

Disclosures about Fair Value Measurements

     In January 2010, the FASB issued new accounting guidance which expands disclosure requirements relating to fair value measurements. The guidance adds requirements for disclosing amounts of and reasons for significant transfers into and out of Levels 1 and 2 and requires gross rather than net disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. The guidance also provides clarification that fair value measurement disclosures are required for each class of assets and liabilities. Disclosures about the valuation techniques and inputs used to measure fair value for measurements that fall in either Level 2 or Level 3 are also required. The new disclosures and clarifications of existing disclosures are effective for interim and annual periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements, which are required for fiscal years beginning after December 15, 2010. Disclosures are not required for earlier periods presented for comparative purposes. The new guidance affects disclosures only and therefore its adoption will have no impact on the Company's results of operations or financial position.

Embedded Credit Derivatives Scope Exception

     In March 2010, the FASB issued accounting guidance amendments which clarify the scope exception for embedded credit derivative features related to the transfer of credit risk in the form of subordination of one financial instrument to another. The amendments address how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting under the derivatives accounting guidance. The amendments are effective for fiscal quarters beginning after June 15, 2010. Early adoption is permitted at the beginning of the first fiscal quarter after the accounting guidance amendments are issued. The Company is in process of evaluating the impact of adoption on the Company's results of operations or financial position.

3.   SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges, including modifications of certain mortgage loans, fixed income securities, and other investments, as well as mergers completed with equity securities and limited partnerships, totaled $372 million, $17 million and $72 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     Liabilities for collateral received in conjunction with the Company's securities lending and for funds received from the Company's security repurchase business activities were $449 million, $320 million and $1.75 billion at December 31, 2009, 2008 and 2007, respectively, and are reported in other liabilities and accrued expenses in the Consolidated Statements of Financial Position. Obligations to return cash collateral for over-the-counter ("OTC") derivatives were $168 million, $20 million and $72 million at December 31, 2009, 2008 and 2007, respectively, and are reported in other liabilities and accrued expenses or other investments.

     The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ IN MILLIONS)                                                          2009     2008      2007
                                                                        -----   -------   -------
NET CHANGE IN PROCEEDS MANAGED
Net change in fixed income securities                                   $  --   $   348   $    34
Net change in short-term investments                                     (277)    1,129       443
                                                                        -----   -------   -------
   Operating cash flow (used) provided                                  $(277)  $ 1,477   $   477
                                                                        =====   =======   =======
NET CHANGE IN LIABILITIES
Liabilities for collateral and security repurchase, beginning of year   $(340)  $(1,817)  $(2,294)
Liabilities for collateral and security repurchase, end of year          (617)     (340)   (1,817)
                                                                        -----   -------   -------
   Operating cash flow provided (used)                                  $ 277   $(1,477)  $  (477)
                                                                        =====   =======   =======

     In 2009, the Company recorded a non-cash capital contribution from AIC totaling $447 million and transferred to an unconsolidated affiliate a $25 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note (see Note 4). In addition, in 2009, a payable associated with postretirement benefit obligations due to AIC totaling $22 million was forgiven. The forgiveness of the payable reflects a non-cash financing activity.

     In 2008, the Company recorded non-cash capital contributions totaling $742 million, including the transfer from AIC of non-cash assets totaling $342 million and the forgiveness by AIC of an outstanding surplus note with an unpaid principal sum of $400 million. Additionally, in 2008, the Company transferred to an unconsolidated affiliate a $50 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note.

4.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company (see Note 15), were $435 million, $467 million and $477 million in 2009, 2008 and 2007, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $49 million, $73 million and $74 million of structured settlement annuities, a type of immediate annuity, in 2009, 2008 and 2007, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $6 million, $12 million and $11 million relate to structured settlement annuities with life contingencies and are included in premium income for 2009, 2008 and 2007, respectively.

     In most cases, these annuities were issued under a "qualified assignment" whereby prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), and on and subsequent to July 1, 2001 Allstate Assignment Corporation ("AAC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

     AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits.

     Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.80 billion and $4.85 billion at December 31, 2009 and 2008, respectively.

BROKER-DEALER AGREEMENT

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred $10 million, $19 million and $27 million of commission and other distribution expenses for the years ending December 31, 2009, 2008 and 2007, respectively.

REINSURANCE TRANSACTIONS

     Effective January 1, 2008, the Company's coinsurance reinsurance agreement with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL"), which went into effect in 2004, was amended to include the assumption by the Company of certain accident and health insurance policies. In accordance with this amendment, the Company recorded cash of $16 million, premium installment receivables of $5 million, DAC of $32 million, reserve for life-contingent contract benefits of $24 million and accrued liabilities of $2 million. Since the Company received assets in excess of net liabilities from an affiliate under common control, the Company recognized a gain of $27 million ($18 million after-tax), which was recorded as an increase to additional capital paid-in on the Company's Consolidated Statements of Financial Position.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

SURPLUS NOTES DUE TO RELATED PARTIES

     Surplus notes due to related parties outstanding at December 31 consisted of the following:

($ IN MILLIONS)                                 2009   2008
                                                ----   ----
5.06% Surplus Note, due 2035                    $100   $100
6.18% Surplus Note, due 2036                     100    100
5.93% Surplus Note, due 2038                      50     50
7.00% Surplus Note, due 2028                     400    400
6.74% Surplus Note, due 2029                      25     --
                                                ----   ----
   Surplus notes due to related parties /(1)/   $675   $650
                                                ====   ====

----------
/(1)/ No payment of principle or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principle on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2009 and 2008 on all notes except the $400 million note for which approval has not been sought.

     On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued.

     On June 30, 2006, under the existing agreement with Kennett discussed above, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.

     On June 30, 2008, under the existing agreement with Kennett, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued on June 30, 2008 a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.

     On December 18, 2009, under the existing agreement with Kennett, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%. As payment, Kennett issued on December 30, 2009 a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.

     The notes due from Kennett are classified as other investments in the Consolidated Statements of Financial Position. In 2009, 2008 and 2007, the Company incurred $14 million, $13 million and $11 million, respectively, of interest expense related to these surplus notes. Additionally, in 2009, 2008 and 2007, the Company recorded net investment income on the notes due from Kennett of $14 million, $12 million and $11 million, respectively.

     On August 29, 2008, the Company issued a surplus note to AIC with a principal sum of $400 million in exchange for cash. On December 29, 2008, AIC agreed to cancel and forgive the principal and any related interest obligations associated with this surplus note. The forgiveness of the principal was recognized as a capital contribution resulting in an increase to additional capital paid-in of $400 million.

     On November 17, 2008, the Company issued a surplus note to AIC with a principal sum of $400 million in exchange for cash. This surplus note accrues interest at a rate of 7.00% annually, which is due on the first day of April and October in each year beginning 2009 until maturity on November 17, 2028. The payment of interest and principal is subject to prior written approval from the Director of Insurance of the State of Illinois and can only be paid out of the Company's statutory-basis surplus that is in excess of certain amounts specified in the surplus note. In 2009 and 2008, the Company incurred interest expense on this surplus note of $28 million and $3 million, respectively.

NOTE PAYABLE TO PARENT

     On December 27, 2006, the Company issued an intercompany note in the amount of $500 million payable to its parent, AIC, on demand and, in any event, by March 30, 2007. This note was fully repaid in the first quarter of 2007. This note had an interest rate of 5.25%. Interest expense on this note totaled $5 million in 2007.

REDEEMABLE PREFERRED STOCK

     Prior to its redemption in 2007, the Company had outstanding redeemable preferred stock - Series A ("redeemable preferred stock") issued to Northbrook Holdings, LLC, a wholly owned subsidiary of AIC. During 2007, all outstanding redeemable preferred stock, totaling $11 million, was redeemed.

LIQUIDITY AND INTERCOMPANY LOAN AGREEMENT

     The Company, AIC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of either party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter.

     In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Corporation may use commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2009 and 2008.

INVESTMENT SALES AND PURCHASES

     In December 2009, the Company sold investments to AIC. The Company received proceeds of $28 million for the investments, which included fixed income securities and a bank loan with a fair value on the date of sale of $17 million and $11 million, respectively. The amortized cost basis of the fixed income securities and bank loan on the date of sale was $46 million and $12 million, respectively. Since the transfer of the investments was between affiliates under common control, the securities were recorded by the Company at AIC's amortized cost basis on the date of sale with the difference to fair value recorded as a decrease to retained income of $20 million after-tax ($30 million pre-tax).

     In September 2008, in accordance with two sale agreements with AIC, the Company purchased investments from AIC. The Company paid $944 million in cash for the investments, which included mortgage loans and privately placed corporate fixed income securities with a fair value on the date of sale of $613 million and $325 million, respectively, and $6 million of accrued investment income. Since the transaction was between affiliates under common control, the mortgage loans were recorded at the outstanding principal balance, net of unamortized premium or discount, on the date of sale of $634 million and the privately placed corporate fixed income securities were recorded at the amortized cost basis on the date of sale of $338 million. The difference between the fair value and the outstanding principal balance, net of unamortized premium or discount, for the mortgage loans, and the amortized cost basis for the privately placed corporate fixed income securities, on the date of sale, was recorded as an increase to retained income of $22 million after-tax ($34 million pre-tax).

CAPITAL CONTRIBUTIONS

     In December 2009, the Company received a capital contribution from AIC totaling $447 million, which was recorded as additional capital paid-in on the Consolidated Statements of Financial Position. The capital contribution included fixed income securities with a fair value and amortized cost basis of $442 million and $424 million, respectively, and accrued investment income of $5 million. Since the transfer of the fixed income securities was between affiliates under common control, the securities were recorded by the Company at AIC's amortized cost basis on the date of transfer with the difference between amortized cost and fair value recorded as a decrease to retained income of $16 million after-tax ($18 million pre-tax).

     In March 2009, the Company received a capital contribution from AIC of $250 million, which was paid in cash and recorded as additional capital paid-in on the Consolidated Statements of Financial Position.

     In June 2008, the Company received a capital contribution from AIC of $349 million, which was recorded as additional capital paid-in on the Consolidated Statements of Financial Position. The capital contribution included fixed income securities of $337 million, accrued investment income of $5 million and cash of $7 million.

     In November 2008, the Company received a capital contribution from AIC of $600 million, which was paid in cash and recorded as additional capital paid-in on the Consolidated Statements of Financial Position.

     In December 2008, a surplus note issued to AIC in August 2008 was cancelled and forgiven by AIC. The forgiveness of the principal was recognized as a capital contribution resulting in an increase to additional capital paid-in of $400 million.

     The Company and AIC have a Capital Support Agreement that went into effect in 2007. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from Standard and Poor's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. At December 31, 2009, no capital had been provided by AIC under this agreement. All capital contributions to the Company subsequent to this agreement going into effect were discretionary and were made by AIC outside of the terms of this agreement.

POSTRETIREMENT BENEFIT PLANS

     Effective September 30, 2009, the Corporation became the sponsor of a group medical plan and a group life insurance plan to provide covered benefits to certain retired employees ("postretirement benefits"). Prior to September 30, 2009, AIC was the sponsor of these plans. In connection with the change in the sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $22 million were forgiven. The forgiveness of this liability was recorded as an increase in additional capital paid-in of $17 million and an increase to retained income of $5 million.

5.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                                 GROSS UNREALIZED
                                     AMORTIZED   ----------------     FAIR
($ IN MILLIONS)                        COST       GAINS    LOSSES    VALUE
                                     ---------   ------   -------   -------
AT DECEMBER 31, 2009
U.S. government and agencies          $ 3,426    $  168   $   (13)  $ 3,581
Municipal                               5,578        50      (519)    5,109
Corporate                              27,314     1,015      (790)   27,539
Foreign government                      1,906       258       (11)    2,153
RMBS                                    5,596        76    (1,006)    4,666
CMBS                                    3,390        30      (952)    2,468
ABS                                     2,616        48      (537)    2,127
Redeemable preferred stock                 16        --        (1)       15
                                      -------    ------   -------   -------
     Total fixed income securities    $49,842    $1,645   $(3,829)  $47,658
                                      =======    ======   =======   =======
AT DECEMBER 31, 2008
U.S. government and agencies          $ 2,792    $  895    $   --   $ 3,687
Municipal                               3,976        28      (696)    3,308
Corporate                              27,416       408    (3,555)   24,269
Foreign government                      1,652       513       (65)    2,100
RMBS                                    4,933        62    (1,022)    3,973
CMBS                                    5,712        10    (1,992)    3,730
ABS                                     2,639         5    (1,275)    1,369
Redeemable preferred stock                 16        --        (6)       10
                                      -------    ------   -------   -------
     Total fixed income securities    $49,136    $1,921   $(8,611)  $42,446
                                      =======    ======   =======   =======

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2009:

                                         AMORTIZED     FAIR
($ IN MILLIONS)                             COST      VALUE
                                         ---------   -------
Due in one year or less                   $ 1,387    $ 1,397
Due after one year through five years      13,773     14,105
Due after five years through ten years     10,606     10,939
Due after ten years                        15,864     14,424
                                          -------    -------
                                           41,630     40,865
RMBS and ABS                                8,212      6,793
                                          -------    -------
   Total                                  $49,842    $47,658
                                          =======    =======

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. The CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

($ IN MILLIONS)                         2009     2008     2007
                                       ------   ------   ------
Fixed income securities                $2,595   $3,112   $3,589
Mortgage loans                            488      580      552
Equity securities                           5        7        4
Limited partnership interests               8       29       87
Short-term investments                     13       98       72
Other                                     (39)      23      171
                                       ------   ------   ------
   Investment income, before expense    3,070    3,849    4,475
   Investment expense                     (96)    (129)    (270)
                                       ------   ------   ------
      Net investment income            $2,974   $3,720   $4,205
                                       ======   ======   ======

REALIZED CAPITAL GAINS AND LOSSES

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

($ IN MILLIONS)                         2009      2008     2007
                                       ------   -------   -----
Fixed income securities                $(255)   $(2,004)  $(172)
Mortgage loans                          (143)       (90)     (1)
Equity securities                        (21)       (29)      6
Limited partnership interests           (283)       (76)     34
Derivatives                              357       (815)    (57)
Other                                    (75)       (38)     (7)
                                       ------   -------   -----
   Realized capital gains and losses   $(420)   $(3,052)  $(197)
                                       ======   =======   =====

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ IN MILLIONS)                            2009      2008     2007
                                         -------   -------   -----
Impairment write-downs /(1)/             $(1,009)  $(1,227)  $(118)
Change in intent write-downs /(2)/          (267)   (1,207)    (92)
                                         -------   -------   -----
Net OTTI losses recognized in earnings    (1,276)   (2,434)   (210)
Sales                                        637       184      70
Valuation of derivative instruments          315      (985)    (63)
Settlement of derivative instruments          41       197       6
EMA LP income /(3)/                         (137)      (14)     --
                                         -------   -------   -----
   Realized capital gains and losses     $  (420)  $(3,052)  $(197)
                                         =======   =======   =====

----------
/(1)/ Beginning April 1, 2009 for fixed income securities, impairment write-downs reflect the credit loss component of issue specific other-than-temporary declines in fair value where the amortized cost basis is not expected to be entirely recovered. For periods prior to April 1, 2009 for fixed income securities and all periods for equity securities, impairment write-downs reflect issue specific other-than-temporary declines in fair value, including instances where the Company could not reasonably assert that the recovery period would be temporary.
/(2)/ Beginning April 1, 2009 for fixed income securities, change in intent write-downs reflect instances where the Company has made a decision to sell the security or it is more likely than not the Company will be required to sell the security before recovery of its amortized cost basis. For periods prior to April 1, 2009 for fixed income securities and all periods for equity securities, change in intent write-downs reflect instances where the Company could not assert a positive intent to hold until recovery.
/(3)/ Beginning in the fourth quarter of 2008, income from EMA LP is reported in realized capital gains and losses. EMA LP income for periods prior to the fourth quarter of 2008 is reported in net investment income.

     Gross gains of $931 million, $516 million and $140 million and gross losses of $267 million, $317 million and $191 million were realized on sales of fixed income securities during 2009, 2008 and 2007, respectively.

     Other-than-temporary impairment losses by asset type for the year ended December 31, 2009 are as follows:

                                                   INCLUDED
($ IN MILLIONS)                           TOTAL     IN OCI      NET
                                         -------   --------   -------
Fixed income securities:
   Municipal                             $   (25)    $  --    $   (25)
   Corporate                                (188)      (11)      (199)
   Foreign government                        (17)       --        (17)
   RMBS                                     (434)      251       (183)
   CMBS                                     (411)      102       (309)
   ABS                                      (201)      (26)      (227)
                                         -------   --------   -------
      Total fixed income securities       (1,276)      316       (960)
Mortgage loans                              (102)       --       (102)
Equity securities                            (29)       --        (29)
Limited partnership interests               (148)       --       (148)
Other                                        (37)       --        (37)
                                         -------   --------   -------
OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES   $(1,592)    $ 316    $(1,276)
                                         =======   ========   =======

     The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income for fixed income securities at December 31, 2009, which were not included in earnings, are presented in the following table. The amount excludes $136 million of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ IN MILLIONS)

Corporate         $ (18)
RMBS               (323)
CMBS               (127)
ABS                 (90)
                  -----
   Total          $(558)
                  =====

     A rollforward of the amount recognized in earnings related to credit losses for fixed income securities is presented in the following table.

($ IN MILLIONS)
Beginning balance of cumulative credit loss for securities held at April 1, 2009        $(1,059)
Additional credit loss for securities previously other-than-temporarily impaired           (111)
Additional credit loss for securities not previously other-than-temporarily impaired       (411)
Reduction in credit loss for securities disposed or collected                               773
Reduction in credit loss for securities other-than-temporarily impaired to fair value        --
Change in credit loss due to accretion of increase in cash flows and time value
   of cash flows for securities previously other-than-temporarily impaired                   --
                                                                                        -------
Ending balance at December 31, 2009                                                     $  (808)
                                                                                        =======


     The Company uses its best estimate of future cash flows expected to be collected from the fixed income security discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition of the issue or issuer(s), expected defaults, expected recoveries, the value of underlying collateral and current subordination levels, vintage, geographic concentration, available reserves or escrows, third party guarantees and other credit enhancements. Additionally, other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The unrealized loss deemed to be related to factors other than credit remains classified in OCI. If the Company determines that the fixed income security does not have sufficient cash flow or other information to determine a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and is recorded in earnings.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                   GROSS UNREALIZED
($ IN MILLIONS)                                           FAIR     ----------------   UNREALIZED NET
AT DECEMBER 31, 2009                                      VALUE     GAINS    LOSSES   GAINS (LOSSES)
                                                         -------   ------   -------   --------------
Fixed income securities /(1)/                            $47,658   $1,645   $(3,829)     $(2,184)
Equity securities                                            183       31        (7)          24
Short-term investments                                     1,669       --        --           --
Derivative instruments /(2)/                                 (20)       2       (20)         (18)
                                                                                         -------
   Unrealized net capital gains and losses, pre-tax                                       (2,178)
Amounts recognized for:
   Insurance reserves /(3)/                                                                   --
   DAC and DSI /(4)/                                                                         990
                                                                                         -------
      Amounts recognized                                                                     990
                                                                                         -------
   Deferred income taxes                                                                     411
                                                                                         -------
   Unrealized net capital gains and losses, after-tax                                    $  (777)
                                                                                         =======

----------
/(1)/ Unrealized net capital gains and losses for fixed income securities as of December 31, 2009 comprises $(422) million related to unrealized net capital losses on fixed income securities with OTTI and $(1,762) million related to other unrealized net capital gains and losses.
/(2)/ Included in the fair value of derivative securities are $(2) million classified as assets and $18 million classified as liabilities.
/(3)/ The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
/(4)/ The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

                                                                  GROSS UNREALIZED
                                                          FAIR    ----------------   UNREALIZED NET
AT DECEMBER 31, 2008                                     VALUE     GAINS    LOSSES   GAINS (LOSSES)
                                                        -------   ------   -------   --------------
Fixed income securities                                 $42,446   $1,921   $(8,611)     $(6,690)
Equity securities                                            82        1       (25)         (24)
Short-term investments                                    3,858        4        (1)           3
Derivative instruments /(1)/                                 16       23        (9)          14
                                                                                        -------
   Unrealized net capital gains and losses, pre-tax                                      (6,697)
Amounts recognized for:
   Insurance reserves                                                                      (378)
   DAC and DSI                                                                            3,493
                                                                                        -------
      Amounts recognized                                                                  3,115
Deferred income taxes                                                                     1,245
                                                                                        -------
Unrealized net capital gains and losses, after-tax                                      $(2,337)
                                                                                        =======

----------
/(1)/ Included in the fair value of derivative securities are $4 million classified as assets and $(12) million classified as liabilities.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ IN MILLIONS)                                          2009      2008      2007
                                                       -------   -------   -------
Fixed income securities                                $ 4,506   $(7,139)  $(1,139)
Equity securities                                           48       (24)      (11)
Short-term investments                                      (3)        3        --
Derivative instruments                                     (32)       46       (16)
                                                       -------   -------   -------
      Total                                              4,519    (7,114)   (1,166)
Amounts recognized for:
   Insurance reserves                                      378       681        70
   DAC and DSI                                          (2,503)    2,980       467
                                                       -------   -------   -------
      (Decrease) increase in amounts recognized         (2,125)    3,661       537
Deferred income taxes                                     (834)    1,200       220
                                                       -------   -------   -------
Increase (decrease) in unrealized net capital gains
   and losses                                          $ 1,560   $(2,253)  $  (409)
                                                       =======   =======   =======

PORTFOLIO MONITORING

     The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

     For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made a decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is deemed other than temporary and is recorded in earnings.

     If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates if it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security by comparing the estimated recovery value calculated by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, with the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss deemed to be related to other factors and recognized in OCI.

     For equity securities, the Company considers various factors, including whether the Company has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings. For equity securities managed by a third party, the Company has contractually retained its decision making authority as it pertains to selling equity securities that are in an unrealized loss position.

     The Company's portfolio monitoring process includes a quarterly review of all securities through a screening process which identifies instances where the fair value compared to amortized cost for fixed income securities and cost for equity securities is below established thresholds, and also includes the monitoring of other criteria such as ratings, ratings downgrades or payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition of the issue or issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the length of time and extent to which the fair value has been less than amortized cost for fixed income securities, or cost for equity securities; 2) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; and 3) the specific reasons that a security is in a significant unrealized loss position, including overall market conditions which could affect liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ IN MILLIONS)                                        LESS THAN 12 MONTHS              12 MONTHS OR MORE
                                                  -----------------------------   -----------------------------
                                                  NUMBER                          NUMBER                             TOTAL
                                                    OF       FAIR    UNREALIZED     OF       FAIR    UNREALIZED   UNREALIZED
                                                  ISSUES    VALUE      LOSSES     ISSUES    VALUE      LOSSES       LOSSES
                                                  ------   -------   ----------   ------   -------   ----------   ----------
AT DECEMBER 31, 2009
Fixed income securities
   U.S. government and agencies                       27   $ 1,952    $   (13)        --   $    --    $    --      $   (13)
   Municipal                                         144     1,634        (62)       280     1,912       (457)        (519)
   Corporate                                         300     3,979       (131)       398     5,155       (659)        (790)
   Foreign government                                 10       360        (11)         1         1         --          (11)
   RMBS                                              162       604        (14)       310     1,727       (992)      (1,006)
   CMBS                                               19       186         (3)       257     1,796       (949)        (952)
   ABS                                                21       203        (19)       163     1,363       (518)        (537)
   Redeemable preferred stock                          1        --         --          1        13         (1)          (1)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income securities /(1)/           684     8,918       (253)     1,410    11,967     (3,576)      (3,829)
Equity securities                                      7        11         (2)         1        13         (5)          (7)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income and equity securities      691   $ 8,929    $  (255)     1,411   $11,980    $(3,581)     $(3,836)
                                                   =====   =======    =======      =====   =======    =======      =======
Investment grade fixed income securities             650   $ 8,667    $  (191)     1,119   $10,260    $(2,467)     $(2,658)
Below investment grade fixed income securities        34       251        (62)       291     1,707     (1,109)      (1,171)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income securities                 684   $ 8,918    $  (253)     1,410   $11,967    $(3,576)     $(3,829)
                                                   =====   =======    =======      =====   =======    =======      =======
AT DECEMBER 31, 2008
Fixed income securities
   Municipal                                         400   $ 2,460    $  (653)        26   $   199    $   (43)     $  (696)
   Corporate                                       1,282    12,781     (1,779)       446     4,344     (1,776)      (3,555)
   Foreign government                                 43       304        (53)         2        13        (12)         (65)
   RMBS                                              209     1,154       (293)       226       973       (729)      (1,022)
   CMBS                                              289     2,646       (786)       176       901     (1,206)      (1,992)
   ABS                                                61       348       (100)       166       926     (1,175)      (1,275)
   Redeemable preferred stock                          3         9         (6)        --        --         --           (6)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income securities               2,287    19,702     (3,670)     1,042     7,356     (4,941)      (8,611)
Equity securities                                     39        55        (25)        --        --         --          (25)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income and equity securities    2,326   $19,757    $(3,695)     1,042   $ 7,356    $(4,941)     $(8,636)
                                                   =====   =======    =======      =====   =======    =======      =======
Investment grade fixed income securities           2,104   $18,791    $(3,343)       906   $ 6,757    $(4,481)     $(7,824)
Below investment grade fixed income securities       183       911       (327)       136       599       (460)        (787)
                                                   -----   -------    -------      -----   -------    -------      -------
       Total fixed income securities               2,287   $19,702    $(3,670)     1,042   $ 7,356    $(4,941)     $(8,611)
                                                   =====   =======    =======      =====   =======    =======      =======

----------
/(1)/ Gross unrealized losses resulting from factors other than credit on fixed income securities with other-than-temporary impairments for which the Company has recorded a credit loss in earnings total $16 million for the less than 12 month category and $468 million for the 12 months or greater category.

     As of December 31, 2009, $981 million of unrealized losses are related to securities with an unrealized loss position less than 20% of cost or amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $981 million, $892 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available, which is consistent with the National Association of

Insurance Commissioners ("NAIC") rating. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     As of December 31, 2009, the remaining $2.86 billion of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of cost or amortized cost. Investment grade securities comprising $1.77 billion of these unrealized losses were evaluated based on factors such as discounted cash flows, the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations, collateral or the position of a subsidiary with respect to its parent's bankruptcy. Of the $2.86 billion, $1.08 billion are related to below investment grade fixed income securities and $5 million are related to equity securities. Of these amounts, $977 million of the below investment grade fixed income securities had been in an unrealized loss position for a period of twelve or more consecutive months as of December 31, 2009. Unrealized losses on below investment grade securities are principally related to RMBS, ABS and CMBS and were the result of wider credit spreads than at initial purchase which was largely due to the impact of macroeconomic conditions and credit market deterioration on real estate valuations. Securities in an unrealized loss position were evaluated based on discounted cash flows and credit ratings, as well as the performance of the underlying collateral relative to the securities' positions in the securities' respective capital structure. RMBS and ABS in an unrealized loss position were evaluated with credit enhancements from bond insurers where applicable. Municipal bonds in an unrealized loss position were evaluated based on the quality of the underlying security, as well as with credit enhancements from bond insurers, where applicable. Unrealized losses on equity securities are primarily related to equity market fluctuations.

     As of December 31, 2009, the Company has not made a decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2009, the Company had the intent and ability to hold the equity securities with unrealized losses for a period of time sufficient for them to recover.

LIMITED PARTNERSHIP IMPAIRMENT

     As of December 31, 2009 and 2008, the carrying value of equity method limited partnership interests totaled $495 million and $627 million, respectively. The Company recognizes a loss in value for equity method investments when evidence demonstrates that it is other-than-temporarily impaired. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain an earnings potential that would justify the carrying amount of the investment. In 2009, 2008 and 2007, the Company had write-downs of $5 million, $13 million and $9 million, respectively, related to equity method limited partnership interests.

     As of December 31, 2009 and 2008, the carrying value for cost method limited partnership interests was $533 million and $560 million, respectively, which primarily included limited partnership interests in fund investments. The fair value for cost method investments is estimated to be equivalent to the reported net asset value of the underlying funds. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; significantly reduced valuations of the investments held by limited partnerships; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company uses a screening process to identify those investments whose net asset value is below established thresholds for certain periods of time, and investments that are performing below expectations, for further consideration. In 2009, 2008 and 2007, the Company had write-downs of $143 million, $53 million and $0.3 million, respectively, related to cost method investments that were other-than-temporarily impaired.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will not collect the contractual principal and interest. The net carrying value of impaired loans at December 31, 2009 and 2008 was $377 million and $159 million, respectively. Total valuation allowances of $94 million and $3 million were held on impaired loans at December 31, 2009 and 2008, respectively. The Company recognized $96 million and $3 million of realized capital losses related to increases in the valuation allowances on impaired loans for the years ended December 31, 2009 and 2008, respectively. There were no valuation allowances prior to December 31, 2008. Realized capital losses recognized on mortgage loans held for sale totaled $6 million, $73 million and $28 million for the years ended December 31, 2009, 2008 and 2007, respectively.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received. Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. The Company recognized interest income on impaired loans of $7 million, $6 million and $0.2 million during 2009, 2008 and 2007, respectively. The average balance of impaired loans was $313 million, $43 million and $3 million during 2009, 2008 and 2007, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5% of the portfolio at December 31.

(% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)        2009   2008
                                                      ----   ----
California                                            16.8%  18.3%
Texas                                                 10.2    8.9
New York                                               7.5    8.9
New Jersey                                             6.4    7.2
Delaware                                               6.1    9.3
Illinois                                               5.6    2.9
Oregon                                                 4.3    5.3
Virginia                                               3.6    6.0

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5% of the portfolio at December 31.

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)   2009   2008
                                                      ----   ----
California                                            22.9%  21.0%
Illinois                                               9.3    9.0
New York                                               6.4    5.8
Pennsylvania                                           6.0    6.2
New Jersey                                             6.0    6.1
Texas                                                  5.0    7.0

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)   2009    2008
                                                     -----   -----
Office buildings                                      35.2%   32.5%
Retail                                                24.4    24.5
Warehouse                                             22.9    22.6
Apartment complex                                     12.1    15.5
Other                                                  5.4     4.9
                                                     -----   -----
   Total                                             100.0%  100.0%
                                                     =====   =====

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2009 for loans that were not in foreclosure are as follows:

($ IN MILLIONS)    NUMBER    CARRYING
                  OF LOANS     VALUE    PERCENT
                  --------   --------   -------

2010                  74      $  923     12.0%
2011                  82       1,126     14.6
2012                  94       1,076     13.9
2013                  71         660      8.5
Thereafter           380       3,946     51.0
                     ---      ------    -----
   Total             701      $7,731    100.0%
                     ===      ======    =====

     In 2009, $741 million of commercial mortgage loans were contractually due. Of these, 67% were paid as due, 22% were extended generally for less than one year, 9% have been refinanced and 2% were foreclosed or in the process of foreclosure. As of December 31, 2009, the Company has five loans totaling $49 million that are in foreclosure. Additionally, the Company has $72 million of delinquent loans that are not in the process of foreclosure.

CONCENTRATION OF CREDIT RISK

     At December 31, 2009, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of shareholder's equity.

SECURITIES LOANED

     The Company's business activities include securities lending programs with third parties, mostly large banks. At December 31, 2009 and 2008, fixed income securities with a carrying value of $434 million and $307 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $2 million, $34 million and $11 million, for the years ended December 31, 2009, 2008 and 2007, respectively.

OTHER INVESTMENT INFORMATION

     Included in fixed income securities are below investment grade assets totaling $2.84 billion and $1.73 billion at December 31, 2009 and 2008, respectively.

     At December 31, 2009, fixed income securities and short-term investments with a carrying value of $61 million were on deposit with regulatory authorities as required by law.

     At December 31, 2009, the carrying value of fixed income securities that were non-income producing was $3 million. No other investments were non-income producing at December 31, 2009.

6.   FAIR VALUE OF ASSETS AND LIABILITIES

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies.

     The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2: Assets and liabilities whose values are based on the following:

     a)  Quoted prices for similar assets or liabilities in active markets;

     b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or

     c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

     The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

     Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, equity options embedded in fixed income securities are not disclosed in the hierarchy with free-standing derivatives as the embedded derivatives are presented with the host contract in fixed income securities. As of December 31, 2009, 75.1% of total assets are measured at fair value and 1.0% of total liabilities are measured at fair value.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

     . Fixed income securities: Comprise U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

     . Equity securities: Comprise actively traded, exchange-listed U.S. and international equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

     . Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

     . Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

     .    Fixed income securities:

          U.S. government and agencies: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

          Municipal: Externally rated municipals are valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Included in municipals are auction rate securities ("ARS") other than those backed by student loans. ARS backed by student loans are included in Level 3.

          Corporate, including privately placed: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Also includes privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

          Foreign government; RMBS - U.S. government sponsored entities ("U.S. Agency"), Prime residential mortgage-backed securities ("Prime") and Alt-A residential mortgage-backed securities ("Alt-A"); ABS -credit card, auto and student loans; Redeemable preferred stock: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

          CMBS: Valuation is principally based on inputs including quoted prices for identical or similar assets in markets that are not active.

     . Equity securities: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active.

     . Short-term: Commercial paper and other short-term investments are valued based on quoted prices for identical or similar assets in markets that are not active or amortized cost.

     . Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

          OTC derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates and adjustment for counterparty credit risks that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

     . Contractholder funds: Derivatives embedded in certain annuity contracts are valued based on internal models that rely on inputs such as interest rate yield curves and equity index volatility assumptions that are market observable for substantially the full term of the contract. The valuation techniques are widely accepted in the financial services industry and do not include significant judgment.

Level 3 measurements

     .    Fixed income securities:

          Municipal: ARS primarily backed by student loans that have become illiquid due to failures in the auction market and municipal bonds that are not rated by third party credit rating agencies but are generally rated by the NAIC are included in Level 3. ARS backed by student loans are valued based on a discounted cash flow model with certain inputs to the valuation model that are significant to the valuation, but are not market observable, including estimates of future coupon rates if auction failures continue, maturity assumptions, and illiquidity premium. Non-rated municipal bonds are valued based on valuation models that are widely accepted in the financial services industry and are categorized as Level 3 as a result of the significance of non-market observable inputs, which may include projections of future cash flows.

          Corporate, including privately placed: Valued based on non-binding broker quotes or based on models that are widely accepted in the financial services industry with certain inputs to the valuation model that are significant to the valuation, but are not market observable. Equity-indexed notes, which are senior unsecured debt obligations of corporate issuers, are categorized as Level 3 as a result of the significance of non-market observable inputs.

          RMBS - Subprime residential mortgage-backed securities ("Subprime") and Alt-A: Subprime and certain Alt-A are principally valued based on inputs including quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements. Certain Subprime and Alt-A are valued based on non-binding broker quotes. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, Subprime and certain Alt-A are categorized as Level 3.

          CMBS: Valued based on non-binding broker quotes or based on inputs including quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain CMBS are categorized as Level 3.

          ABS - Collateralized debt obligations ("CDO"): Valued based on non-binding broker quotes received from brokers who are familiar with the investments. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, all CDO are categorized as Level 3.

          ABS - student loans and other: Valued based on inputs including quoted prices for identical or similar assets in markets that are not active. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain ABS are categorized as Level 3.

     . Other investments: Certain OTC derivatives, such as interest rate caps and floors, certain credit default swaps and OTC options (including swaptions), are valued using valuation models that are widely accepted in the financial services industry. Non-market observable inputs such as volatility assumptions may be significant to the valuation of the instruments.

     . Contractholder funds: Derivatives embedded in certain annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models use stochastically determined cash flows based on the contractual elements of embedded derivatives and other applicable market data. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets and liabilities measured at fair value on a non-recurring basis

     Mortgage loans and other investments written-down to fair value in connection with recognizing other-than-temporary impairments are valued using valuation models that are widely accepted in the financial services industry. Inputs to the valuation models include non-market observable inputs such as credit spreads. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values and other sources.

     The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2009:

                                         QUOTED PRICES IN   SIGNIFICANT
                                          ACTIVE MARKETS       OTHER      SIGNIFICANT    COUNTERPARTY
                                           FOR IDENTICAL     OBSERVABLE   UNOBSERVABLE     AND CASH     BALANCE AS OF
                                              ASSETS           INPUTS        INPUTS       COLLATERAL     DECEMBER 31,
($ IN MILLIONS)                              (LEVEL 1)       (LEVEL 2)      (LEVEL 3)       NETTING          2009
                                         ----------------   -----------   ------------   ------------   -------------
ASSETS:
   Fixed income securities:
      U.S. government and agencies            $ 1,596         $ 1,985        $   --                        $ 3,581
      Municipal                                    --           4,363           746                          5,109
      Corporate                                    --          25,519         2,020                         27,539
      Foreign government                           --           2,133            20                          2,153
      RMBS                                         --           3,614         1,052                          4,666
      CMBS                                         --           1,146         1,322                          2,468
      ABS                                          --             417         1,710                          2,127
      Redeemable preferred stock                   --              14             1                             15
                                              -------         -------        ------                        -------
         Total fixed income securities          1,596          39,191         6,871                         47,658

   Equity securities                              129              27            27                            183
   Short-term investments                         133           1,536            --                          1,669
   Other investments:
      Free-standing derivatives                    --             808            32         $ (411)            429
   Separate account assets                      9,072              --            --                          9,072
   Other assets                                    --              --             2                              2
                                              -------         -------        ------         ------         -------
      TOTAL RECURRING BASIS ASSETS             10,930          41,562         6,932           (411)         59,013
   Non-recurring basis /(1)/                       --              --           219                            219
                                              -------         -------        ------         ------         -------
TOTAL ASSETS AT FAIR VALUE                    $10,930         $41,562        $7,151         $ (411)        $59,232
                                              =======         =======        ======         ======         =======
% of total assets at fair value                  18.4%           70.2%         12.1%          (0.7)%         100.0%
LIABILITIES:
   Contractholder funds:
      Derivatives embedded in annuity
         contracts                            $    --         $  (217)       $ (110)                       $  (327)
   Other liabilities:
      Free-standing derivatives                    (1)           (556)          (85)        $  243            (399)
                                              -------         -------        ------         ------         -------
TOTAL LIABILITIES AT FAIR VALUE               $    (1)        $  (773)       $ (195)        $  243         $  (726)
                                              =======         =======        ======         ======         =======
% of total liabilities at fair value              0.1%          106.5%         26.9%         (33.5)%         100.0%

----------
/(1)/ Includes $205 million of mortgage loans and $14 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

     The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2008:

                                         QUOTED PRICES IN   SIGNIFICANT
                                          ACTIVE MARKETS       OTHER       SIGNIFICANT   COUNTERPARTY
                                           FOR IDENTICAL     OBSERVABLE   UNOBSERVABLE     AND CASH     BALANCE AS OF
                                              ASSETS           INPUTS        INPUTS       COLLATERAL     DECEMBER 31,
($ IN MILLIONS)                              (LEVEL 1)       (LEVEL 2)      (LEVEL 3)       NETTING          2008
                                         ----------------   -----------   ------------   ------------   -------------
ASSETS
   Fixed income securities:
      U.S. government and agencies            $  276          $ 3,411        $    --                       $ 3,687
      Municipal                                   --            2,605            703                         3,308
      Corporate                                   --           14,402          9,867                        24,269
      Foreign government                          --            2,100             --                         2,100
      RMBS                                        --            2,162          1,811                         3,973
      CMBS                                        --            3,320            410                         3,730
      ABS                                         --               28          1,341                         1,369
      Redeemable preferred stock                  --                9              1                            10
                                              ------          -------        -------                       -------
         Total fixed income securities           276           28,037         14,133                        42,446
   Equity securities                               1               54             27                            82
   Short-term investments                        342            3,516             --                         3,858
   Other investments:
      Free-standing derivatives                   --              605             13        $ (480)            138
   Separate account assets                     8,239               --             --                         8,239
   Other assets                                   (1)              --              1                            --
                                              ------          -------        -------        ------         -------
      TOTAL RECURRING BASIS ASSETS             8,857           32,212         14,174          (480)         54,763
   Non-recurring basis /(1)/                      --               --            244                           244
                                              ------          -------        -------        ------         -------
TOTAL ASSETS AT FAIR VALUE                    $8,857          $32,212        $14,418        $ (480)        $55,007
                                              ======          =======        =======        ======         =======
% of total assets at fair value                 16.1%            58.6%          26.2%         (0.9)%         100.0%
LIABILITIES
   Contractholder funds:
      Derivatives embedded in annuity
         contracts                            $   --          $   (37)       $  (265)                      $  (302)
   Other liabilities:
      Free-standing derivatives                   --           (1,118)          (106)       $  460            (764)
                                              ------          -------        -------        ------         -------
TOTAL LIABILITIES AT FAIR VALUE               $   --          $(1,155)       $  (371)       $  460         $(1,066)
                                              ======          =======        =======        ======         =======
% of total liabilities at fair value              --%           108.4%          34.8%        (43.2)%         100.0%

----------
/(1)/ Includes $164 million of mortgage loans, $70 million of limited partnership interests and $10 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.

     When the inputs used to measure fair value fall into different levels of the fair value hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement in its entirety. Thus, a Level 3 fair value measurement may include inputs that are observable (Level 1 or Level 2) and unobservable (Level 3).

     The following table provides a summary of changes in fair value during the year ended December 31, 2009 of Level 3 assets and liabilities held at fair value on a recurring basis. Net transfers in and/or out of Level 3 are reported as having occurred at the beginning of the quarter the transfer occurred; therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the table below.

                                                                                                                        TOTAL
                                                  TOTAL REALIZED AND                                                GAINS (LOSSES)
                                                   UNREALIZED GAINS                                                INCLUDED IN NET
                                                (LOSSES) INCLUDED IN:                      NET                        INCOME FOR
                                              -------------------------    PURCHASES,   TRANSFERS                     ASSETS AND
                                                              OCI ON         SALES,         IN        BALANCE        LIABILITIES
                               BALANCE AS OF                 STATEMENT   ISSUANCES AND    AND/OR       AS OF        STILL HELD AT
                                DECEMBER 31,       NET     OF FINANCIAL   SETTLEMENTS,   (OUT) OF  DECEMBER 31,      DECEMBER 31,
($ IN MILLIONS)                     2008      INCOME/(1)/    POSITION         NET        LEVEL 3       2009           2009/(3)/
                               -------------  -----------  ------------  -------------  ---------  ------------    ---------------
ASSETS
   Fixed income securities:
      Municipal                   $   703         $  (3)      $   31        $   (39)     $    54      $  746            $  (1)
      Corporate                     9,867            18        1,158         (1,591)      (7,432)      2,020               54
      Foreign government               --            --           --             30          (10)         20               --
      RMBS                          1,811          (125)         247           (304)        (577)      1,052              (96)
      CMBS                            410          (398)         801            (75)         584       1,322             (318)
      ABS                           1,341          (194)         852           (120)        (169)      1,710             (123)
      Redeemable preferred
         stock                          1            --           --             --           --           1               --
                                  -------         -----       ------        -------      -------      ------            -----
         Total fixed income
            securities             14,133          (702)       3,089         (2,099)      (7,550)      6,871             (484)
   Equity securities                   27            (2)           3             (1)          --          27               (3)
   Other investments:
      Free-standing
         derivatives, net             (93)           76           --            (36)          --         (53)/(2)/         98
   Other assets                         1             1           --             --           --           2                1
                                  -------         -----       ------        -------      -------      ------            -----
   TOTAL RECURRING
      LEVEL 3 ASSETS              $14,068         $(627)      $3,092        $(2,136)     $(7,550)     $6,847            $(388)
                                  =======         =====       ======        =======      =======      ======            =====
LIABILITIES
   Contractholder funds:
      Derivatives embedded in
         annuity contracts        $  (265)        $ 148       $   --        $     7      $    --      $ (110)           $ 148
                                  -------         -----       ------        -------      -------      ------            -----
   TOTAL RECURRING
      LEVEL 3 LIABILITIES         $  (265)        $ 148       $   --        $     7      $    --      $ (110)           $ 148
                                  =======         =====       ======        =======      =======      ======            =====

----------
/(1)/ The effect to net income totals $(479) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
      $(719) million in realized capital gains and losses, $89 million in net investment income, $(3) million in interest credited to contractholder funds and $(148) million in contract benefits.
/(2)/ Comprises $32 million of assets and $(85) million of liabilities.
/(3)/ The amounts represent gains and losses included in net income for the period of time that the asset or liability was determined to be in Level
      3. These gains and losses total $(240) million and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
      $(481) million in realized capital gains and losses, $87 million in net investment income, $(6) million in interest credited to contractholder funds, and $(148) million in contract benefits.

     The following table provides a summary of changes in fair value during the year ended December 31, 2008 of Level 3 assets and liabilities held at fair value on a recurring basis.

                                                                                                                        TOTAL
                                                  TOTAL REALIZED AND                                                GAINS (LOSSES)
                                                   UNREALIZED GAINS                                                INCLUDED IN NET
                                                (LOSSES) INCLUDED IN:                      NET                        INCOME FOR
                                              -------------------------    PURCHASES,   TRANSFERS                     ASSETS AND
                                                              OCI ON         SALES,         IN        BALANCE        LIABILITIES
                               BALANCE AS OF                 STATEMENT   ISSUANCES AND    AND/OR       AS OF        STILL HELD AT
                                 JANUARY 1,       NET      OF FINANCIAL   SETTLEMENTS,   (OUT) OF  DECEMBER 31,      DECEMBER 31,
($ IN MILLIONS)                     2008      INCOME/(1)/    POSITION         NET        LEVEL 3       2008           2008/(3)/
                               -------------  -----------  ------------  -------------  ---------  ------------    ---------------
ASSETS
   Fixed income securities:
      Municipal                   $   231       $    --       $   (72)      $   (12)      $  556     $   703           $    --
      Corporate                    11,845          (320)       (1,147)       (1,019)         508       9,867              (367)
      Foreign government               --            --            --            (5)           5          --                --
      RMBS                          3,034          (507)         (511)         (491)         286       1,811              (464)
      CMBS                            790          (453)         (312)         (391)         776         410              (192)
      ABS                           2,930          (338)         (987)         (404)         140       1,341              (317)
      Redeemable preferred
         stock                         --             1            --            --           --           1                --
                                  -------       -------       -------       -------       ------     -------           -------
   Total fixed income
      securities                   18,830        (1,617)       (3,029)       (2,322)       2,271      14,133            (1,340)
   Equity securities                   61            (3)          (12)           20          (39)         27                (3)
   Other investments:
      Free-standing
         derivatives, net              (6)         (125)           --            38           --         (93)/(2)/         (37)
   Other assets                         2            (1)           --            --           --           1                (1)
                                  -------       -------       -------       -------       ------     -------           -------
      TOTAL RECURRING
         LEVEL 3 ASSETS           $18,887       $(1,746)      $(3,041)      $(2,264)      $2,232     $14,068           $(1,381)
                                  =======       =======       =======       =======       ======     =======           =======
LIABILITIES
   Contractholder funds:
      Derivatives embedded
         in annuity contracts     $     4       $  (270)      $    --       $     1       $   --     $  (265)          $  (270)
                                  -------       -------       -------       -------       ------     -------           -------
      TOTAL RECURRING
         LEVEL 3 LIABILITIES      $     4       $  (270)      $    --       $     1       $   --     $  (265)          $  (270)
                                  =======       =======       =======       =======       ======     =======           =======

----------
/(1)/ The effect to net income totals $(2.02) billion and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
      $(1.83) billion in realized capital gains and losses, $91 million in net investment income, $6 million in interest credited to contractholder funds and $270 million in contract benefits.
/(2)/ Comprises $13 million of assets and $(106) million of liabilities.
/(3)/ The amounts represent gains and losses included in net income for the period of time that the asset or liability was determined to be in Level
      3. These gains and losses total $(1.65) billion and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
      $(1.45) billion in realized capital gains and losses, $75 million in net investment income, $1 million in interest credited to contractholder funds and $270 million in contract benefits.

     Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

FINANCIAL ASSETS
                                       DECEMBER 31, 2009   DECEMBER 31, 2008
                                       -----------------   -----------------
                                       CARRYING    FAIR    CARRYING    FAIR
($ IN MILLIONS)                          VALUE     VALUE     VALUE     VALUE
                                       --------   ------   --------   ------
Mortgage loans                          $7,780    $6,220    $10,012   $8,700
Limited partnership interests - cost
   basis                                   533       521        560      541
Bank loans                                 359       329        981      675
Notes due from related party               275       233        250      185

     The fair value of mortgage loans is based on discounted contractual cash flows or if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of limited partnership interests accounted for on the cost basis is determined using reported net asset values of the underlying funds. The fair value of bank loans, which are reported in other investments on the Consolidated Statements of Financial Position, are valued based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of notes due from related party is based on discounted cash flow calculations using current interest rates for instruments with comparable terms.

FINANCIAL LIABILITIES
                                        DECEMBER 31, 2009    DECEMBER 31, 2008
                                       ------------------   ------------------
                                       CARRYING     FAIR    CARRYING     FAIR
($ IN MILLIONS)                          VALUE     VALUE      VALUE     VALUE
                                       --------   ------    --------   -------
Contractholder funds on investment
   contracts                            $39,824   $38,196    $45,989   $42,484
Surplus notes due to related parties        675       611        650       566
Liability for collateral                    617       617        340       340

     The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk.

     The fair value of surplus notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature.

7.   DERIVATIVE FINANCIAL INSTRUMENTS AND OFF-BALANCE-SHEET FINANCIAL
     INSTRUMENTS

     The Company primarily uses derivatives for risk management and asset replication. In addition, the Company has derivatives embedded in non-derivative "host" contracts, which are required to be separated from the host contracts and accounted for at fair value as derivative instruments. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis. The Company does not use derivatives for trading purposes. Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting.

     The Company uses derivatives to partially mitigate potential adverse impacts from increases in credit spreads. Credit default swaps are typically used to mitigate the credit risk within the Company's fixed income portfolio. The Company uses foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements and holding foreign currency denominated investments.

     Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, floors and futures are acquired to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and financial futures and options for hedging the Company's equity exposure contained in equity indexed annuity product contracts that offer equity returns to contractholders. In addition, the Company also uses interest rate swaps to hedge interest rate risk inherent in funding agreements.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

     Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

     The Company's primary embedded derivatives are conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock; equity options in annuity product contracts, which provide equity returns to contractholders; and equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in selling protection credit default swaps represent the maximum amount of potential loss, assuming no recoveries.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives have been further adjusted for the effects, if any, of legally enforceable master netting agreements and are presented on a net basis in the Consolidated Statements of Financial Position. For certain exchange traded derivatives, the exchange requires margin deposits as well as daily cash settlements of margin accounts. As of December 31, 2009, the Company pledged $9 million of securities and cash in the form of margin deposits.

     The net impact to pre-tax income for derivatives includes valuation and settlements of derivatives. For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses amortized from accumulated other comprehensive income are reported in net income. For embedded derivatives in convertible fixed income securities and equity-indexed notes, net income includes the change in fair value of the embedded derivative and accretion income related to the host instrument.

     The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statements of Financial Position at December 31, 2009.

                                                                      ASSET DERIVATIVES
                                         ---------------------------------------------------------------------------
                                                                        Volume/(1)/
                                                                   --------------------
                                                                                Number     Fair
($ IN MILLIONS, EXCEPT NUMBER OF                                   Notional       of      value,   Gross     Gross
CONTRACTS)                                Balance sheet location    amount    contracts     net    asset   liability
                                         -----------------------   --------   ---------   ------   -----   ---------
DERIVATIVES DESIGNATED AS ACCOUNTING
   HEDGING INSTRUMENTS
   Interest rate swap agreements            Other investments       $   45           --    $ (3)    $ --      $ (3)
   Foreign currency swap agreements         Other investments           23           --      (2)      --        (2)
                                                                    ------     --------    ----     ----      ----
      Total                                                         $   68           --    $ (5)    $ --      $ (5)
                                                                    ------     --------    ----     ----      ----
DERIVATIVES NOT DESIGNATED AS
   ACCOUNTING HEDGING INSTRUMENTS
   INTEREST RATE CONTRACTS
      Interest rate swap agreements         Other investments       $1,106           --    $ 57     $ 61      $ (4)
      Interest rate cap and floor
         agreements                         Other investments           52           --       2        2        --
      Financial futures contracts
         and options                          Other assets              --          404      --       --        --
   EQUITY AND INDEX CONTRACTS
      Options, financial futures and
         warrants/(2)/                      Other investments           62       19,850     385      385        --
      Options, financial futures and
         warrants                             Other assets              --          102      --       --        --
   FOREIGN CURRENCY CONTRACTS
      Foreign currency swap agreements      Other investments           53           --       1        1        --
   EMBEDDED DERIVATIVE FINANCIAL
      INSTRUMENTS
      Conversion options in fixed
         income securities               Fixed income securities       315           --     117      117        --
      Equity-indexed call options in
         fixed income securities         Fixed income securities       475           --      89       89        --
   CREDIT DEFAULT CONTRACTS
      Credit Default Swaps - Buying
         Protection                         Other investments           83           --      (3)       2        (5)
      Credit Default Swaps - Selling
         Protection                         Other investments           14           --      --       --        --
   OTHER CONTRACTS
      Other contracts                       Other investments           75           --      --       --        --
      Other contracts                         Other assets               6           --       2        2        --
                                                                    ------     --------    ----     ----      ----
      Total                                                         $2,241       20,356    $650     $659      $ (9)
                                                                    ------     --------    ----     ----      ----
TOTAL DERIVATIVE ASSETS                                             $2,309       20,356    $645     $659      $(14)
                                                                    ======     ========    ====     ====      ====

----------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts which is the basis on which they are traded. (n/a = not applicable)
/(2)/ In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

                                                                           LIABILITY DERIVATIVES
                                            -----------------------------------------------------------------------------------
                                                                                       Volume/(1)/
                                                                                  -------------------
                                                                                                        Fair
($ IN MILLIONS, EXCEPT NUMBER OF                                                  Notional  Number of  value,  Gross    Gross
CONTRACTS)                                          Balance sheet location         amount   contracts    net   asset  liability
                                            ------------------------------------  --------  ---------  ------  -----  ---------
DERIVATIVES DESIGNATED AS ACCOUNTING
   HEDGING INSTRUMENTS
      Interest rate swap agreements         Other liabilities & accrued expenses   $ 2,443        --   $(230)   $ --    $(230)
      Foreign currency swap agreements      Other liabilities & accrued expenses       179        --     (18)      3      (21)
      Foreign currency and interest rate
         swap agreements                    Other liabilities & accrued expenses       870        --     231     231       --
      Foreign currency and interest rate
         swap agreements                    Contractholder funds                        --        --      44      44       --
                                                                                   -------    ------   -----    ----    -----
      Total                                                                        $ 3,492        --   $  27    $278    $(251)
                                                                                   -------    ------   -----    ----    -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
   HEDGING INSTRUMENTS
   INTEREST RATE CONTRACTS
      Interest rate swap agreements         Other liabilities & accrued expenses   $ 6,087        --   $  32    $ 69    $ (37)
      Interest rate swaption agreements     Other liabilities & accrued expenses     1,000        --      15      15       --
      Interest rate cap and floor
         agreements                         Other liabilities & accrued expenses     3,896        --     (16)      9      (25)
   EQUITY AND INDEX CONTRACTS
      Options, financial futures and
         warrants                           Other liabilities & accrued expenses        45    19,946    (213)      3     (216)
   FOREIGN CURRENCY CONTRACTS
      Foreign currency swap agreements      Other liabilities & accrued expenses        54        --       3       3       --
      Foreign currency forwards and
         options                            Other liabilities & accrued expenses       185        --       2       2       --
   EMBEDDED DERIVATIVE FINANCIAL
      INSTRUMENTS
      Guaranteed accumulation benefits              Contractholder funds             1,113        --     (66)     --      (66)
      Guaranteed withdrawal benefits                Contractholder funds               810        --     (41)     --      (41)
      Equity-indexed options in life and
         annuity product contracts                  Contractholder funds             4,321        --    (217)     --     (217)
      Other embedded derivative financial
         instruments                                Contractholder funds                85        --      (3)     --       (3)
   CREDIT DEFAULT CONTRACTS
      Credit Default Swaps - Buying
      Protection                            Other liabilities & accrued expenses       550        --     (29)      4      (33)
   Credit Default Swaps - Selling
      Protection                            Other liabilities & accrued expenses     1,070        --     (60)      6      (66)
                                                                                   -------    ------   -----    ----    -----
      Total                                                                        $19,216    19,946   $(593)   $111    $(704)
                                                                                   -------    ------   -----    ----    -----
TOTAL DERIVATIVE LIABILITIES                                                       $22,708    19,946   $(566)   $389    $(955)
                                                                                   =======    ======   =====    ====    =====
TOTAL DERIVATIVES                                                                  $25,017    40,302   $  79
                                                                                   =======    ======   =====

----------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts which is the basis on which they are traded. (n/a = not applicable)

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2008.

                                                                                CARRYING VALUE
                                                        NOTIONAL   FAIR    ------------------------
($ IN MILLIONS)                                          AMOUNT    VALUE   ASSETS     (LIABILITIES)
                                                        --------   -----   ------     -------------
INTEREST RATE CONTRACTS
   Interest rate swap agreements                        $10,354    $(799)   $ 22         $  (821)
   Financial futures contracts and options                4,359       (1)     --              (1)
   Interest rate cap and floor agreements                 5,688      (35)      2             (37)
                                                        -------    -----   ----          -------
      Total interest rate contracts                      20,401     (835)     24            (859)
EQUITY AND INDEX CONTRACTS
   Options, financial futures, and warrants               5,056       49      97             (48)
FOREIGN CURRENCY CONTRACTS
   Foreign currency swap agreements                       1,233      222       9             213
   Foreign currency forwards and options                     10       --      --              --
                                                        -------    -----   -----         -------
      Total foreign currency contracts                    1,243      222      9              213
CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION
   Credit default swaps - selling protection                517      (73)     (1)            (72)
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
   Guaranteed accumulation benefits                         985     (147)     --            (147)
   Guaranteed withdrawal benefits                           744     (119)     --            (119)
   Conversion options in fixed income securities            378       90      90              --
   Equity-indexed call options in fixed income
      securities                                            800      132     132              --
   Equity-indexed call options in fixed income
      securities                                          4,150      (37)     --             (37)
   Other embedded derivative financial instruments          135        1      --               1
                                                        -------    -----   -----         -------
      Total embedded derivative financial instruments     7,192      (80)    222            (302)
OTHER DERIVATIVE FINANCIAL INSTRUMENTS
   Credit default swaps - buying protection               1,145       31       9              22
   Other                                                     81        3       3              --
                                                        -------    -----   -----         -------
      Total other derivative instruments                  1,226       34      12              22
                                                        -------    -----   -----         -------
TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                  $35,635    $(683)   $363/(1)/    $(1,046)/(2)/
                                                        =======    =====   =====         =======

----------
/(1)/ Presented in the Consolidated Statements of Financial Position as $222
      million fixed income securities, $138 million other investments and $3 million other assets.
/(2)/ Presented in the Consolidated Statements of Financial Position as $302 million contractholder funds and $744 million other liabilities and accrued expenses.

     The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships in the Consolidated Statements of Operations and Comprehensive Income and the Consolidated Statements of Financial Position. Amortization of net gains from accumulated other comprehensive income related to cash flow hedges is expected to be $3 million during the next twelve months.

                                                                 YEAR ENDED
($ IN MILLIONS)                                              DECEMBER 31, 2009
                                                             -----------------
EFFECTIVE PORTION
Loss recognized in OCI on derivatives during the period             $(35)
Loss recognized in OCI on derivatives during the term of
   the hedging relationship                                         $(18)
Gain reclassified from AOCI into income (net investment
   income)                                                          $  2
Loss reclassified from AOCI into income (realized capital
   gains and losses)                                                $ (3)
INEFFECTIVE PORTION AND AMOUNT EXCLUDED FROM EFFECTIVENESS
   TESTING

Gain recognized in income on derivatives (realized capital
   gains and losses)                                                $ --

     For cash flow hedges, unrealized net pre-tax (gains) and losses included in accumulated other comprehensive income were $(18) million and $16 million at December 31, 2009 and 2008, respectively. The net pre-tax changes in accumulated other comprehensive income due to cash flow hedges were $(34) million, $48 million and $(16) million in 2009, 2008 and 2007, respectively.

     The following table presents gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, 2009.

                                                                                                  TOTAL GAIN
                                                         REALIZED                 INTEREST          (LOSS)
                                               NET       CAPITAL                 CREDITED TO    RECOGNIZED IN
                                           INVESTMENT   GAINS AND   CONTRACT   CONTRACTHOLDER   NET INCOME ON
($ IN MILLIONS)                              INCOME       LOSSES    BENEFITS        FUNDS        DERIVATIVES
                                           ----------   ---------   --------   --------------   -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING
   HEDGING RELATIONSHIPS
   Interest rate contracts                     $30         $ 12       $ --          $(13)            $ 29
   Foreign currency and interest rate
      contracts                                 --           (9)        --            77               68
                                               ---         ----       ----          ----             ----
      Subtotal                                  30            3         --            64               97
                                               ---         ----       ----          ----             ----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
   HEDGING INSTRUMENTS
   Interest rate contracts                      --          280         --            --              280
   Equity and index contracts                   --           --         --           115              115
   Embedded derivative financial
      instruments                               --           60        158          (184)              34
   Foreign currency contracts                   --            3         --            --                3
   Credit default contracts                     --           14         --            --               14
   Other contracts                              --           --         --             3                3
                                               ---         ----       ----          ----             ----
      Subtotal                                  --          357        158           (66)             449
                                               ---         ----       ----          ----             ----
      Total                                    $30         $360       $158          $ (2)            $546
                                               ===         ====       ====          ====             ====

     The hedge ineffectiveness reported in realized capital gains and losses amounted to losses of $1 million, $4 million and $13 million in 2009, 2008 and 2007, respectively.

     The following table provides a summary of the changes in fair value of the Company's fair value hedging relationships in the Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, 2009.

($ IN MILLIONS)                             GAIN (LOSS) ON DERIVATIVES    GAIN (LOSS) ON HEDGED RISK
                                            --------------------------   ----------------------------
                                                            FOREIGN
                                            INTEREST      CURRENCY &
LOCATION OF GAIN OR (LOSS) RECOGNIZED          RATE      INTEREST RATE   CONTRACTHOLDER
   IN NET INCOME ON DERIVATIVES             CONTRACTS      CONTRACTS          FUNDS       INVESTMENTS
-----------------------------------------   ---------   --------------   --------------   -----------
Interest credited to contractholder funds      $(26)          $39             $(13)          $  --
Net investment income                           164            --               --            (164)
Realized capital gains and losses                12            (9)              --              --
                                               ----           ---             ----           -----
   Total                                       $150           $30             $(13)          $(164)
                                               ====           ===             ====           =====

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap, forward and certain option agreements (including swaptions). These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2009, counterparties pledged $168 million in cash to the Company, and the Company pledged $162 million in securities to counterparties which includes $122 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position and $40 million of collateral posted under MNAs for contracts without credit-risk-contingent liabilities. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk associated with transactions executed on organized exchanges.

     Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31 as it relates to interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap, forward and certain option agreements (including swaptions).

($ IN MILLIONS)                          2009                                                 2008
                 ---------------------------------------------------  ---------------------------------------------------
                 Number of                              Exposure,     Number of                              Exposure,
                  counter-  Notional      Credit          net of       counter-  Notional      Credit         net of
RATING /(1)/      parties    amount   exposure/(2)/  collateral/(2)/   parties    amount   Exposure/(2)/  collateral/(2)/
---------------  ---------  --------  -------------  ---------------  ---------  --------  -------------  ---------------
AA-                  --      $   --        $ --            $--             1      $  236        $ 5             $ 5
A+                    3       6,666         151             18             2         242          8               8
A                     2       1,041          48             17             2       1,730         35              15
A-                    1         145          23             23             1         216         25              25
                    ---      ------        ----            ---           ---      ------        ---             ---
Total                 6      $7,852        $222            $58             6      $2,424        $73             $53
                    ===      ======        ====            ===           ===      ======        ===             ===

----------
/(1)/ Rating is the lower of S&P or Moody's ratings.
/(2)/ Only OTC derivatives with a net positive fair value are included for each counterparty.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

     Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event ALIC or ALNY are no longer rated by both Moody's and S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event ALIC or ALNY are no longer rated by both Moody's and S&P.

     The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, 2009, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ IN MILLIONS)

Gross liability fair value of contracts containing
   credit-risk-contingent features                       $ 386
Gross asset fair value of contracts containing
   credit-risk-contingent features and subject to MNAs    (233)
Collateral posted under MNAs for contracts containing
   credit-risk-contingent features                        (122)
                                                         -----
Maximum amount of additional exposure for contracts
   with credit-risk-contingent features if all
   features were triggered concurrently                  $  31
                                                         =====

CREDIT DERIVATIVES - SELLING PROTECTION

     Credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

     The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2009:

                                  NOTIONAL AMOUNT
                         CREDIT RATING UNDERLYING NOTIONAL
                       ------------------------------------
                                            BB AND            FAIR
($ IN MILLIONS)         AA      A     BBB    LOWER    TOTAL   VALUE
                       ----   ----   ----   ------   ------   -----
SINGLE NAME
   Investment grade
      corporate debt   $ 50   $ 65   $ 41    $ 15    $  171   $ (5)
   High yield debt       --     --     --       8         8     --
   Municipal             25     --     --      --        25     (4)
                       ----   ----   ----    ----    ------   ----
      Subtotal           75     65     41      23       204     (9)
BASKETS
   TRANCHE
   Investment grade
      corporate debt     --     --     --      65        65    (27)
   FIRST-TO-DEFAULT
   Investment grade
      corporate debt     --     45     15      --        60     --
   Municipal             20    135     --      --       155    (28)
                       ----   ----   ----    ----    ------   ----
      Subtotal           20    180     15      65       280    (55)
                       ----   ----   ----    ----    ------   ----
INDEX
   Investment grade
      corporate debt     14    159    408      19       600      4
                       ----   ----   ----    ----    ------   ----
TOTAL                  $109   $404   $464    $107    $1,084   $(60)
                       ====   ====   ====    ====    ======   ====

     The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2008:

                                    NOTIONAL AMOUNT
                           CREDIT RATING UNDERLYING NOTIONAL
                       -----------------------------------------
                                                  BB AND            FAIR
($ IN MILLIONS)        AAA    AA      A     BBB    LOWER   TOTAL   VALUE
                       ---   ----   ----   ----   ------   -----   -----
SINGLE NAME
   Investment grade
      corporate debt   $10   $ --   $115   $ 91     $--     $216   $(10)
   High yield debt      --     --     --     --       6        6     (3)
   Municipal            --     25     --     --      --       25    (11)
   Sovereign            --     --     --     20       5       25     (1)
                       ---   ----   ----   ----     ---     ----   ----
      Subtotal          10     25    115    111      11      272    (25)
BASKETS
   FIRST-TO-DEFAULT
   Investment grade
      corporate debt    --     --     30     60      --       90     (5)
      Municipal         --    120     35     --      --      155    (43)
                       ---   ----   ----   ----     ---     ----   ----
         Subtotal       --    120     65     60      --      245    (48)
                       ---   ----   ----   ----     ---     ----   ----
TOTAL                  $10   $145   $180   $171     $11     $517   $(73)
                       ===   ====   ====   ====     ===     ====   ====

     In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or a specific tranche of a basket, or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the referenced entity's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. With a FTD basket or a tranche of a basket, because of the additional credit risk inherent in a basket of named credits, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX index is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference credit. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at time of settlement. When a credit event occurs in a tranche of a basket, there is no impact to the Company until cumulative losses in the basket exceed the contractual subordination. To date, realized losses have not exceeded the subordination. For CDX index, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

     The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS AND UNCONSOLIDATED INVESTMENTS IN VIES

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                               2009                  2008
                                       -------------------   -------------------
                                       CONTRACTUAL    FAIR   CONTRACTUAL    FAIR
($ IN MILLIONS)                           AMOUNT     VALUE     AMOUNT      VALUE
                                       -----------   -----   -----------   -----
Commitments to invest in limited
   partnership interests                   $802       $--      $1,075       $--
Commitments to invest - other                 3        --           2        --
Commitments to extend mortgage loans          3        --           3        --
Private placement commitments                 7        --          --        --

     In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     In 2006, the Company participated in the establishment of an investment management variable interest entity ("VIE") that holds assets under the management of Allstate Investment Management Company, an unconsolidated affiliate of the Company, on behalf of unrelated third party investors. The VIE had assets primarily consisting of investment securities and cash totaling $398 million and liabilities primarily consisting of long-term debt totaling $371 million at December 31, 2009. The Company does not consolidate the VIE because it is not the primary beneficiary. The Company's maximum loss exposure related to the VIE is the amortized cost of its investment, which was zero at December 31, 2009.

8.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

($ IN MILLIONS)                                               2009      2008
                                                            -------   -------
Immediate fixed annuities:
   Structured settlement annuities                          $ 6,406   $ 6,628
   Other immediate fixed annuities                            2,043     2,101
Traditional life insurance                                    2,662     2,538
Accident and health                                           1,053       920
Other                                                            92        69
                                                            -------   -------
      Total reserve for life-contingent contract benefits   $12,256   $12,256
                                                            =======   =======

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

                                                                                             INTEREST                ESTIMATION
              PRODUCT                                  MORTALITY                               RATE                    METHOD
----------------------------------   --------------------------------------------   -------------------------   --------------------
Structured settlement annuities      U.S. population with projected calendar year   Interest rate assumptions   Present value of
                                     improvements; mortality rates adjusted for     range from 1.3% to 9.9%     contractually
                                     each impaired life based on reduction in                                   specified future
                                     life expectancy                                                            benefits

Other immediate fixed annuities      1983 group annuity mortality table with        Interest rate assumptions   Present value of
                                     internal modifications; 1983 individual        range from 1.0% to 11.5%    expected future
                                     annuity mortality table;  Annuity 2000                                     benefits based on
                                     mortality table with internal modifications;                               historical
                                     1983 individual annuity mortality table with                               experience
                                     internal modifications

Traditional life insurance           Actual company experience plus loading         Interest rate assumptions   Net level premium
                                                                                    range from 4.0% to 11.3%    reserve method using
                                                                                                                the Company's
                                                                                                                withdrawal
                                                                                                                experience rates

Accident and health                  Actual company experience plus loading                                     Unearned premium;
                                                                                                                additional contract
                                                                                                                reserves for
                                                                                                                mortality risk

Other:
   Variable annuity guaranteed       100% of Annuity 2000 mortality table           Interest rate assumptions   Projected benefit
      minimum death benefits /(1)/                                                  range from 4.5% to 5.5%     ratio applied to
                                                                                                                cumulative
                                                                                                                assessments

----------------
/(1)/ In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (collectively "Prudential").

     To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $378 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2008. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income. The liability is zero as of December 31, 2009.

     At December 31, contractholder funds consist of the following:

($ IN MILLIONS)                                     2009      2008
                                                  -------   -------
Interest-sensitive life insurance                 $ 9,662   $ 9,308
Investment contracts:
   Fixed annuities                                 36,030    37,625
   Funding agreements backing medium-term notes     4,699     9,314
   Other investment contracts                         459       533
                                                  -------   -------
      Total contractholder funds                  $50,850   $56,780
                                                  =======   =======

     The following table highlights the key contract provisions relating to contractholder funds:

           PRODUCT                           INTEREST RATE            WITHDRAWAL/SURRENDER CHARGES
---------------------------------   ------------------------------   ------------------------------
Interest-sensitive life insurance   Interest rates credited range    Either a percentage of account
                                    from 2.0% to 6.0%                balance or dollar amount
                                                                     grading off generally over 20
                                                                     years

Fixed annuities                     Interest rates credited range    Either a declining or a level
                                    from 0.5% to 9.9% for            percentage charge generally
                                    immediate annuities and 0% to    over nine years or less.
                                    16% for other fixed annuities    Additionally, approximately
                                    (which include equity-indexed    28.1% of fixed annuities are
                                    annuities whose returns are      subject to market value
                                    indexed to the S&P 500)          adjustment for discretionary
                                                                     withdrawals

Funding agreements backing medium   Interest rates credited range    Not applicable
-term notes                         from 0% to 6.5%
                                    (excluding currency-swapped
                                    medium-term notes)

Other investment contracts:         Interest rates used in           Withdrawal and surrender
  Guaranteed minimum income,        establishing reserves range      charges are based on the terms
  accumulation and withdrawal       from 1.8% to 10.3%               of the related
  benefits on variable                                               interest-sensitive life
  annuities/(1)/ and secondary                                       insurance or fixed annuity
  guarantees on                                                      contract
  interest-sensitive life
  insurance and fixed
  annuities

------------

/(1)/ In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

      Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

     Contractholder funds activity for the years ended December 31 is as follows:

($ IN MILLIONS)                                            2009       2008
                                                          -------   -------
Balance, beginning of year                                $56,780   $60,464
Deposits                                                    3,327     9,286
Interest credited                                           1,974     2,350
Benefits                                                   (1,553)   (1,701)
Surrenders and partial withdrawals                         (4,086)   (4,329)
Maturities and retirements of institutional products       (4,773)   (8,599)
Contract charges                                             (860)     (819)
Net transfers from separate accounts                           11        19
Fair value hedge adjustments for institutional products        25       (56)
Other adjustments                                               5       165
                                                          -------   -------
Balance, end of year                                      $50,850   $56,780
                                                          =======   =======

     The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Consolidated Statements of Financial Position. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $7.93 billion and $7.07 billion of equity, fixed income and balanced mutual funds and $568 million and $730 million of money market mutual funds at December 31, 2009 and 2008, respectively.

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                              DECEMBER 31,
                                                          -------------------
($ IN MILLIONS)                                             2009       2008
                                                          --------   --------
In the event of death
   Separate account value                                 $  8,496   $  7,802
   Net amount at risk /(1)/                               $  2,153   $  3,971
   Average attained age of contractholders                65 years   64 years
At annuitization (includes income benefit guarantees)
   Separate account value                                 $  2,101   $  1,846
   Net amount at risk /(2)/                               $    906   $  1,459
   Weighted average waiting period until annuitization
      options available                                    3 years    4 years
For cumulative periodic withdrawals
   Separate account value                                 $    786   $    718
   Net amount at risk /(3)/                               $     42   $    159
Accumulation at specified dates
   Separate account value                                 $  1,113   $    984
   Net amount at risk /(4)/                               $     97   $    223
   Weighted average waiting period until guarantee date    8 years    9 years

----------
/(1)/ Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
/(2)/ Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
/(3)/ Defined as the estimated current guaranteed minimum withdrawal balance
      (initial deposit) in excess of the current account balance at the balance sheet date.
/(4)/ Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

     Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

     The following table summarizes the liabilities for guarantees:

($ IN MILLIONS)                           LIABILITY FOR                              LIABILITY FOR
                                      GUARANTEES RELATED TO     LIABILITY FOR     GUARANTEES RELATED
                                       DEATH BENEFITS AND         GUARANTEES        TO ACCUMULATION
                                       INTEREST-SENSITIVE     RELATED TO INCOME     AND WITHDRAWAL
                                          LIFE PRODUCTS            BENEFITS            BENEFITS         TOTAL
                                     ----------------------   -----------------   ------------------   ------
Balance at December 31, 2008 /(1)/            $ 115                  $219                $266           $600
   Less reinsurance recoverables                 81                   200                 266            547
                                              -----                  ----                ----           ----
Net balance at December 31, 2008                 34                    19                  --             53
Incurred guaranteed benefits                     13                    --                   1             14
Paid guarantee benefits                          (1)                   --                  --             (1)
                                              -----                  ----                ----           ----
   Net change                                    12                    --                   1             13
Net balance at December 31, 2009                 46                    19                   1             66
   Plus reinsurance recoverables                109                   268                 107            484
                                              -----                  ----                ----           ----
Balance, December 31, 2009 /(2)/              $ 155                  $287                $108           $550
                                              =====                  ====                ====           ====
Balance at December 31, 2007 /(3)/            $ 145                  $ 45                $ --           $190
   Less reinsurance recoverables                121                    26                  --            147
                                              -----                  ----                ----           ----
Net balance at December 31, 2007                 24                    19                  --             43
Incurred guaranteed benefits                     11                    --                  --             11
Paid guarantee benefits                          (1)                   --                  --             (1)
                                              -----                  ----                ----           ----
   Net change                                    10                    --                  --             10
Net balance at December 31, 2008                 34                    19                  --             53
   Plus reinsurance recoverables                 81                   200                 266            547
                                              -----                  ----                ----           ----
Balance, December 31, 2008 /(1)/              $ 115                  $219                $266           $600
                                              =====                  ====                ====           ====


----------

/(1)/ Included in the total liability balance at December 31, 2008 are reserves for variable annuity death benefits of $67 million, variable annuity income benefits of $200 million, variable annuity accumulation benefits of $147 million, variable annuity withdrawal benefits of $119 million and other guarantees of $67 million.
/(2)/ Included in the total liability balance at December 31, 2009 are reserves for variable annuity death benefits of $92 million, variable annuity income benefits of $269 million, variable annuity accumulation benefits of $66 million, variable annuity withdrawal benefits of $41 million and other guarantees of $82 million.
/(3)/ Included in the total liability balance at December 31, 2007 are reserves for variable annuity death benefits of $111 million, variable annuity income benefits of $23 million, variable annuity accumulation benefits of $(0.4) million and other guarantees of $56 million.

9.   REINSURANCE

     The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance, and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts. The Company cedes specified percentages of the mortality risk on certain life policies, depending upon the issue date and product, to a pool of fourteen unaffiliated reinsurers. Beginning in July 2007, for new life insurance contracts, the Company ceded the mortality risk associated with coverage in excess of $3 million per life for contracts issued to individuals age 70 and over, and ceded the mortality risk associated with coverage in excess of $5 million per life for most other contracts. Also beginning in July 2007, for certain large contracts that meet specific criteria, the Company's retention limit was increased to $10 million per life. In the period prior to July 2007, but subsequent to August 1998, the Company ceded the mortality risk associated with coverage in excess of $2 million per life, except in 2006 in certain instances when specific criteria were met, it ceded the mortality risk associated with coverage in excess of $5 million per life. For business sold prior to September 1998, the Company ceded mortality risk in excess of specific amounts up to $1 million for individual life.

     In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. The Company had reinsurance recoverables of $1.51 billion and $1.57 billion at December 31, 2009 and 2008, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2009, premiums and contract charges of $170 million, contract benefits of $44 million, interest credited to contractholder funds of $27 million, and operating costs and expenses of $28 million were ceded to Prudential. In 2008, premiums and contract charges of $238 million, contract benefits of $467 million, interest credited to contractholder funds of $36 million, and operating costs and expenses of $47 million were ceded to Prudential. In 2007, premiums and contract charges of $317 million, contract benefits of $59 million, interest credited to contractholder funds of $43 million, and operating costs and expenses of $72 million were ceded to Prudential. In addition, as of December 31, 2009 and 2008, the Company had reinsurance recoverables of $175 million and $181 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance), and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

     As of December 31, 2009, the gross life insurance in force was $532.60 billion of which $251.89 billion was ceded to the unaffiliated reinsurers.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ IN MILLIONS)                                             2009     2008     2007
                                                          -------   ------   -------
PREMIUMS AND CONTRACT CHARGES
Direct                                                    $ 2,215   $2,275   $2,342
Assumed
   Affiliate                                                  102       70       16
   Non-affiliate                                               22       25       26
Ceded-non-affiliate                                          (806)    (874)    (940)
                                                          -------   ------   -------
      Premiums and contract charges, net of reinsurance   $ 1,533   $1,496   $1,444
                                                          =======   ======   =======


     The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ IN MILLIONS)                                2009      2008     2007
                                              ------   -------   ------
CONTRACT BENEFITS
Direct                                        $1,915   $ 2,428   $1,973
Assumed
   Affiliate                                      66        42       10
   Non-affiliate                                  22        26       27
Ceded-non-affiliate                             (601)   (1,099)    (646)
                                              ------   -------   ------
      Contract benefits, net of reinsurance   $1,402   $ 1,397   $1,364
                                              ======   =======   ======

     The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ IN MILLIONS)                              2009     2008     2007
                                            ------   ------   ------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS
Direct                                      $2,085   $2,373   $2,644
Assumed
   Affiliate                                    11       11       13
   Non-affiliate                                12       15       18
Ceded-non-affiliate                            (32)     (43)     (47)
                                            ------   ------   ------
      Interest credited to contractholder
         funds, net of  reinsurance         $2,076   $2,356   $2,628
                                            ======   ======   ======

     Reinsurance recoverables at December 31 are summarized in the following table.

($ IN MILLIONS)   REINSURANCE RECOVERABLE ON
                   PAID AND UNPAID BENEFITS
                  --------------------------
                      2009           2008
                  ------------   -----------
Annuities            $1,667         $1,734
Life insurance        1,528          1,465
Long-term care          732            630
Other                    89             94
                     ------         ------
Total                $4,016         $3,923
                     ======         ======

     At both December 31, 2009 and 2008, approximately 93% of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10.  DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisition costs for the years ended December 31 are as follows:

($ IN MILLIONS)                                            2009     2008     2007
                                                         -------   ------   ------
Balance, beginning of year                               $ 6,701   $3,905   $3,485
Impact of adoption of new OTTI accounting guidance
   before  unrealized impact /(1)/                          (176)      --       --
Impact of adoption of new OTTI accounting guidance
   effect of unrealized capital gains and losses /(2)/       176       --       --
Reinsurance assumed /(3)/                                     --       32       --
Impact of adoption of new internal replacements
   accounting guidance /(4)/                                  --       --      (11)
Acquisition costs deferred                                   403      596      547
Amortization charged to income                              (888)    (643)    (518)
Effect of unrealized gains and losses                     (2,552)   2,811      402
                                                         -------   ------   ------
Balance, end of year                                     $ 3,664   $6,701   $3,905
                                                         =======   ======   ======


----------
/(1)/ The adoption of new OTTI accounting guidance on April 1, 2009 resulted in an adjustment to DAC to reverse previously recorded DAC accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
/(2)/ The adoption of new OTTI accounting guidance resulted in an adjustment to DAC due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DAC balance and unrealized capital gains and losses.
/(3)/ In 2008, DAC increased as a result of a reinsurance transaction with AHL
      (see Note 4).
/(4)/ The adoption of new accounting guidance related to internal replacements resulted in an $11 million adjustment to unamortized DAC related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral.

     DSI activity, which primarily relates to fixed annuities, for the years ended December 31 was as follows:

($ IN MILLIONS)                                    2009   2008   2007
                                                  -----   ----   -----
Balance, beginning of year                        $ 453   $295    $225
Impact of adopting new OTTI accounting guidance
   before unrealized impact /(1)/                   (35)    --      --
Impact of adopting new OTTI accounting guidance
   effect of unrealized capital gains and
   losses /(2)/                                      35     --      --
Impact of adoption of new internal replacements
   accounting guidance /(3)/                         --     --      (2)
Sales inducements deferred                           28     47      64
Amortization charged to income                     (129)   (53)    (57)
Effect of unrealized gains and losses              (157)   164      65
                                                  -----   ----   -----
Balance, end of year                              $ 195   $453    $295
                                                  =====   ====   =====

----------

/(1)/ The adoption of new OTTI accounting guidance on April 1, 2009 resulted in an adjustments to DSI to reverse previously recorded DSI accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
/(2)/ The adoption of new OTTI accounting guidance resulted in an adjustment to DSI due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DSI balance and unrealized capital gains and losses.
/(3)/ The adoption of new accounting guidance related to internal replacements resulted in a $2 million adjustment to unamortized DSI related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral.

11.   COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue a guaranty fund assessment when the entity for which the insolvency relates has met its state of domicile's statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2009 and 2008, the liability balance included in other liabilities and accrued expenses was $29 million and $30 million, respectively. The related premium tax offsets included in other assets were $28 million and $29 million as of December 31, 2009 and 2008, respectively.

     The New York Liquidation Bureau (the "Bureau") has publicly reported that Executive Life Insurance Company of New York ("Executive Life") is currently under its jurisdiction as part of a 1992 court-ordered rehabilitation plan. However, Executive Life does not have a liquidity problem at this time, and an order of liquidation has not been sought by the Bureau. The current publicly available estimated shortfall from the Bureau is $1.27 billion.

     If Executive Life were to be declared insolvent in the future, the Company may have exposure to future guaranty fund assessments. The Company's exposure will ultimately depend on the level of guaranty fund system participation, as well as the viability of a plan of the Bureau to obtain voluntary contributions, primarily from the original insurance companies that acquired structured settlement annuity contracts from Executive Life. New York law currently contains an aggregate limit on guaranty funds under the Life Insurance Corporation of New York of $500 million, of which approximately $40 million has been used. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future premium taxes. The Company's average market share for New York, based on assessable premiums, was approximately 3.1% in 2009.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $160 million at December 31, 2009. The obligations associated with these fixed income securities expire at various dates during the next five years.

     Related to the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential Financial, Inc. and its subsidiary in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including in connection with the Company's provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material adverse effect on results of operations, cash flows or financial position of the Company.

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2009.

REGULATION AND COMPLIANCE

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" subsection below, please note the following:

     . These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard, or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     . The outcome of these matters may be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities. The outcome may also be affected by future state or federal legislation, the timing or substance of which cannot be predicted.

     . In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In the Company's experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     . In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     . For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows appropriate accounting guidance when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     . Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved, if any, and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below, as they are resolved over time, is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

     . These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the U.S. Court of Appeals for the Third Circuit ("Third Circuit") issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's summary judgment motions, remanded the cases to the trial court for additional discovery, and directed that the cases be reassigned to another trial court judge.

     . A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the U.S. Court of Appeals for the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's motion to dismiss the case, remanded the case to the trial court for additional discovery, and directed that the case be reassigned to another trial court judge.

     In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER MATTERS

     Various other legal, governmental, and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of class action lawsuits and other types of proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable.

     One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection, in excess of amounts currently reserved, if any, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12.  INCOME TAXES

     ALIC and its domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

     The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2007 and 2008 federal income tax returns. The IRS has completed its examination of the Allstate Group's federal income tax returns filed for 2005-2006 and the case is under consideration at the IRS Appeals Office. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The Company had no liability for unrecognized tax benefits at December 31, 2009 or 2008, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

($ IN MILLIONS)                            2009    2008
                                          -----   ------
DEFERRED ASSETS
Unrealized net capital losses             $ 422   $1,254
Life and annuity reserves                   309      306
Difference in tax bases of investments       31      381
Net operating loss carryforward              --      208
Other assets                                 34       43
                                          -----   ------
   Total deferred assets                    796    2,192
Valuation allowance                          --       (9)
                                          -----   ------
   Net deferred assets                      796    2,183
DEFERRED LIABILITIES
DAC                                        (569)    (790)
Other liabilities                           (24)     (11)
                                          -----   ------
   Total deferred liabilities              (593)    (801)
                                          -----   ------
      Net deferred asset                  $ 203   $1,382
                                          =====   ======

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized. The valuation allowance for deferred tax assets decreased by $9 million in 2009.

     The components of income tax (benefit) expense for the years ended December 31 are as follows:

($ IN MILLIONS)                                    2009    2008   2007
                                                  -----   -----   ----
Current                                           $(426)  $(640)  $111
Deferred (including $208 million tax benefit of
   operating loss carryforward in 2008)             314    (306)    69
                                                  -----   -----   ----
Total income tax (benefit) expense                $(112)  $(946)  $180
                                                  =====   =====   ====

     Income tax benefit for the year ended December 31, 2009 includes expense of $142 million attributable to an increase in the valuation allowance relating to the deferred tax asset on capital losses recorded in the first quarter of 2009. This valuation allowance was released in connection with the adoption of new OTTI accounting guidance on April 1, 2009; however, the release was recorded as an increase to retained income and therefore did not reverse the amount recorded in income tax benefit. The release of the valuation allowance is related to the reversal of previously recorded other-than-temporary impairment write-downs that would not have been recorded under the new OTTI accounting guidance.

     The Company received refunds of $515 million and $118 million in 2009 and 2008, respectively and paid income taxes of $68 million in 2007. The Company had a current income tax receivable of $440 million and $529 million at December 31, 2009 and 2008, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                          2009    2008    2007
                                                        -------   -----   ----
Statutory federal income tax rate - (benefit) expense   (35.0)%   (35.0)% 35.0%
Dividends received deduction                             (1.6)     (0.5)  (2.7)
Tax credits                                              (0.5)     (0.2)  (2.3)
Other                                                    (0.7)     (0.2)   0.4
Valuation allowance                                      20.8        --     --
                                                        -------   -----   ----
   Effective income tax rate - (benefit) expense        (17.0)%   (35.9)% 30.4%
                                                        =======   =====   ====

13.  CAPITAL STRUCTURE

DEBT OUTSTANDING

     All of the Company's outstanding debt as of December 31, 2009 and 2008 relates to intercompany obligations. These obligations reflect surplus notes due to related parties and are discussed in Note 4 to the consolidated financial statements. The Company paid $14 million, $13 million and $21 million of interest on debt in 2009, 2008 and 2007, respectively.

14.  STATUTORY FINANCIAL INFORMATION

     ALIC and its subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

     Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

     Statutory net (loss) income of ALIC and its insurance subsidiaries for 2009, 2008 and 2007 was $(929) million, $(1.98) billion and $172 million, respectively. Statutory capital and surplus was $3.47 billion and $3.25 billion as of December 31, 2009 and 2008, respectively.

     There are no permitted practices utilized as of December 31, 2009.

     As of December 31, 2008, the commissioner of the Illinois Department of Insurance permitted ALIC to record its market value adjusted annuity assets and liabilities at book value pursuant to the Illinois Insurance Code which provides an alternative from market value accounting with approval of the commissioner. This accounting practice increased statutory capital and surplus by $1.24 billion at December 31, 2008 over what it would have been had the permitted practice not been allowed.

     As of December 31, 2008, the commissioner of the Illinois Department of Insurance permitted ALIC to admit deferred tax assets that were expected to be realized within three years of the balance sheet date limited to 15% of statutory capital and surplus, instead of deferred tax assets that were expected to be realized within one year of the balance sheet date limited to 10% of statutory capital and surplus. This accounting practice increased statutory capital and surplus by $140 million at December 31, 2008 over what it would have been had the permitted practice not been allowed.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The amount of dividends is further limited to the amount of unassigned funds, which is the portion of statutory capital and surplus out of which dividends can be paid. ALIC paid no dividends in 2009 or 2008. During 2010, ALIC will not be able to pay dividends without prior Illinois Department of Insurance approval since it does not have unassigned funds out of which to pay. As of December 31, 2009, ALIC's unassigned funds reflected a deficit position of $486 million.

     Notification and approval of intercompany lending activities is also required by the Illinois Department of Insurance for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

15.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement Plan effective January 1, 2003. All eligible employees hired before August 1, 2002 were provided with a one-time opportunity to choose between the cash balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002. The allocated cost to the Company for the pension plans in 2009, 2008 and 2007 was $14 million, $16 million and $24 million, respectively.

     The Corporation provides certain health care subsidies for eligible employees hired before January 1, 2003 when they retire and their eligible dependents and certain life insurance benefits for eligible employees hired before January 1, 2003 when they retire ("postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with the Corporation's established retirement policy and are continuously insured under the Corporation's group plans or other approved plans in accordance with the plan's participation requirements. The Corporation shares the cost of retiree medical benefits with non Medicare-eligible retirees based on years of service, with the Corporation's share being subject to a 5% limit on annual medical cost inflation after retirement. During 2009, the Corporation decided to change its approach for delivering benefits to Medicare-eligible retirees. The Corporation will no longer offer medical benefits for Medicare-eligible retirees but will instead provide a fixed company contribution (based on years of service and other factors), which is not subject to adjustments for inflation. The allocated cost to the Company was $2 million, $4 million and $6 million for postretirement benefits other than pension plans in 2009, 2008 and 2007, respectively.

     AIC and the Corporation have reserved the right to modify or terminate their benefit plans at any time and for any reason.

ALLSTATE 401(K) SAVINGS PLAN

     Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan. The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The allocated cost to the Company for the 401(k) Savings Plan was $8 million, $6 million and $12 million in 2009, 2008 and 2007, respectively.

16.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ IN MILLIONS)                                2009                         2008                      2007
                                    --------------------------   --------------------------   ---------------------
                                      PRE-              AFTER-     PRE-              AFTER-    PRE-          AFTER-
                                      TAX       TAX      TAX       TAX       TAX      TAX      TAX    TAX     TAX
                                    -------   -------   ------   -------   ------   -------   -----   ----   ------
Unrealized net holding gains
  (losses) arising during the
  period, net of related
  offsets                           $ 2,570   $  (896)  $1,674   $(5,525)  $1,925   $(3,600)  $(492)  $172    $(320)
Less: reclassification
  adjustment of realized
  capital gains and losses             (346)      121     (225)   (2,072)     725    (1,347)    137    (48)      89
                                    -------   -------   ------   -------   ------   -------   -----   ----    -----
Unrealized net capital gains
  and losses                          2,916    (1,017)   1,899    (3,453)   1,200    (2,253)   (629)   220     (409)
                                    -------   -------   ------   -------   ------   -------   -----   ----    -----
Other comprehensive income (loss)   $ 2,916   $(1,017)  $1,899   $(3,453)  $1,200   $(2,253)  $(629)  $220    $(409)
                                    =======   =======   ======   =======   ======   =======   =====   ====    =====

17.  QUARTERLY RESULTS (UNAUDITED)

($ IN MILLIONS)    FIRST QUARTER   SECOND QUARTER   THIRD QUARTER    FOURTH QUARTER
                  --------------   --------------   -------------   ---------------
                   2009     2008    2009     2008   2009     2008    2009     2008
                  ------   -----   ------   -----   ----    -----   -----   -------
Revenues          $1,139   $ 916   $1,254   $ 362   $865    $ 710   $ 829   $   176
Net loss            (336)   (115)      --    (368)   (57)    (184)   (154)   (1,023)

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       SCHEDULE I - SUMMARY OF INVESTMENTS
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2009

                                                                                             AMOUNT AT
                                                                                               WHICH
                                                                        COST/                 SHOWN IN
                                                                      AMORTIZED     FAIR    THE BALANCE
($ IN MILLIONS)                                                          COST      VALUE       SHEET
                                                                      ---------   -------   -----------
Type of investment
------------------
Fixed Maturities:
   Bonds:
      United States government, government agencies and
       authorities ................................................    $ 3,426    $ 3,581    $ 3,581
      States, municipalities and political subdivisions ...........      5,578      5,109      5,109
      Foreign governments .........................................      1,906      2,153      2,153
      Public utilities ............................................      5,369      5,569      5,569
      Convertibles and bonds with warrants attached ...............        775        768        768
      All other corporate bonds ...................................     21,171     21,203     21,203
   Asset-backed securities ........................................      2,616      2,127      2,127
   Residential mortgage-backed securities .........................      5,596      4,666      4,666
   Commercial mortgage-backed securities ..........................      3,390      2,468      2,468
   Redeemable preferred stocks ....................................         15         14         14
                                                                       -------    -------    -------
      Total fixed maturities ......................................     49,842    $47,658     47,658
                                                                                  =======
Equity Securities:
   Common Stocks:
      Public utilities ............................................          1    $     1          1
      Banks, trusts and insurance companies .......................         11         15         15
      Industrial, miscellaneous and all other .....................        126        151        151
   Non-redeemable preferred stocks ................................         21         16         16
                                                                       -------    -------    -------
      Total equity securities .....................................        159    $   183        183
                                                                                  =======
Mortgage loans on real estate .....................................      7,780    $ 6,220      7,780
                                                                                  =======
Real estate acquired in satisfaction of debt ......................         10                    10
Policy loans ......................................................        823                   823
Derivative instruments ............................................        431    $   429        429
                                                                                  =======
Limited partnership interests .....................................      1,028                 1,028
Other long-term investments .......................................        637                   637
Short-term investments ............................................      1,669    $ 1,669      1,669
                                                                                  =======
                                                                       -------               -------
      Total investments ...........................................    $62,379               $60,217
                                                                       =======               =======

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE

                                                                                            PERCENTAGE
                                                                                             OF AMOUNT
                                                     CEDED TO        ASSUMED                  ASSUMED
                                         GROSS        OTHER         FROM OTHER      NET          TO
($ IN MILLIONS)                         AMOUNT    COMPANIES/(1)/    COMPANIES     AMOUNT        NET
                                       --------   --------------    ----------   --------   ----------
YEAR ENDED DECEMBER 31, 2009
----------------------------
Life insurance in force .............  $509,750     $251,894         $22,849    $280,705       8.1%
Premiums and contract charges:
Life insurance.......................  $  2,039     $    669         $    71    $  1,441       4.9%
Accident-health insurance............       176          137              53          92      57.6%
                                       --------     --------         -------    --------
Total premiums and contract
charges .............................  $  2,215     $    806         $   124    $  1,533       8.1%
                                       ========     ========         =======    ========
YEAR ENDED DECEMBER 31, 2008
----------------------------
Life insurance in force..............  $505,372     $249,644         $22,853    $278,581       8.2%
Premiums and contract charges:
Life insurance.......................  $  2,096     $    733         $    48    $  1,411       3.4%
Accident-health insurance............       179          141              47          85      55.3%
                                       --------     --------         -------    --------
Total premiums and contract charges..  $  2,275     $    874         $    95    $  1,496       6.4%
                                       ========     ========         =======    ========
YEAR ENDED DECEMBER 31, 2007
----------------------------
Life insurance in force..............  $490,484     $244,827         $11,490    $257,147       4.5%
Premiums and contract charges:
Life insurance.......................  $  2,168     $    804         $    42    $  1,406       3.0%
Accident-health insurance............       174          136              --          38        --%
                                       --------     --------         -------    --------
Total premiums and contract charges..  $  2,342     $    940         $    42    $  1,444       2.9%
                                       ========     ========         =======    ========

----------
/(1)/ No reinsurance or coinsurance income was netted against premium ceded in 2009, 2008 or 2007.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
            SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ IN MILLIONS)                                                        ADDITIONS
                                                                  -------------------
                                                                   CHARGED
                                                      BALANCE AT  TO COSTS                          BALANCE
                                                       BEGINNING     AND      OTHER                 AT END
DESCRIPTION                                            OF PERIOD  EXPENSES  ADDITIONS  DEDUCTIONS  OF PERIOD
-----------                                           ----------  --------  ---------  ----------  ---------
YEAR ENDED DECEMBER 31, 2009
----------------------------
Allowance for deferred tax assets ..................      $ 9       $137       $--       $(146)       $--
Allowance for estimated losses on mortgage loans....        3         96        --           5         94

YEAR ENDED DECEMBER 31, 2008
----------------------------
Allowance for deferred tax assets ..................      $--       $ --       $ 9       $  --        $ 9
Allowance for estimated losses on mortgage loans....       --          3        --          --          3

YEAR ENDED DECEMBER 31, 2007
----------------------------
Allowance for deferred tax assets ..................      $--       $ --       $--       $  --        $--
Allowance for estimated losses on mortgage loans....       --         --        --          --         --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company
Northbrook, Illinois

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2009 and 2008, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2009. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its recognition and presentation for other-than-temporary impairments of debt securities in 2009.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 12, 2010

                                    PART C
                               OTHER INFORMATION

24A. FINANCIAL STATEMENTS

The consolidated financial statements of Allstate Life Insurance Company ("Allstate" or "Depositor") and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the financial statements of the underlying sub-account, ("Variable Account") are filed herewith in Part B of this Registration Statement.

24B. EXHIBITS

The following exhibits, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(2)     Not Applicable

(3)(a) Underwriting Agreement between Allstate Life Insurance Company and Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Initial Registration Statement (File No. 333-31288) dated April 27, 2000.)

(3)(b) Form of General Agency Agreement between Northbrook Life Insurance Company and Dean Witter Reynolds Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of Northbrook Life Insurance Company (File No. 033-35412) dated December 31, 1996.)

(3)(c) Underwriting Agreement among Northbrook Life Insurance Company, Northbrook Variable Annuity Account and Dean Witter Reynolds Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of Northbrook Life Insurance Company (File No. 033-35412) dated December 31, 1996.)

(4)(a) Form of Allstate Advisor Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(b) Form of Allstate Advisor Contract--non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(c) Form of Allstate Advisor Plus Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(d) Form of Allstate Advisor Plus Contract -non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(e) Form of Allstate Advisor Preferred Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(f) Form of Allstate Advisor Preferred Contract--non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(g) Form of Withdrawal Charge Option Rider 1 (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(h) Form of Withdrawal Charge Option Rider 2 (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(i) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(j)  Form of Enhanced Beneficiary Protection Rider A--Annual Increase
        (Plus)(Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(k) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(l) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(m) Form of Earnings Protection Death Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(n)  Form of Retirement Income Guarantee Rider 1 (Advisor,
        Preferred)(Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(o) Form of Retirement Income Guarantee Rider 1 (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(p) Form of Retirement Income Guarantee Rider 2 (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(q) Form of Retirement Income Guarantee Rider 2 (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(r) Form of Income Protection Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(s) Form of Spousal Protection Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(t) Form of Amendatory Endorsement for Charitable Remainder Trust (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(u) Form of Amendatory Endorsement for Grantor Trust (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(v) Form of Amendatory Endorsement for Waiver of Charges (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(w) Form of Amendatory Endorsement for Employees (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(x)  Form of TrueReturn Accumulation Benefit Rider (for all
        Contracts)(Previously filed in Post-Effective Amendment No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated
        December 19, 2003.)

(4)(y) Form of SureIncome Benefit Rider (Previously filed in Post-Effective Amendment No.5 of this Form N-4 Registration Statement (File
        No. 333-102934) dated December 29, 2004.)

(4)(z) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(4)(aa) Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(4)(ab) Form of SureIncome Plus Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(4)(ac) Form of SureIncome for Life Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(5)(a) Form of Allstate Advisor Application for a Contract (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

(5)(b) Form of Morgan Stanley Variable Annuity Application for a Contract (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

5(c) Form of Application for Allstate Advisor Contract (STI Channel) (Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)

5(d) Form of Application for Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

5(e) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

(5)(f) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-102934) dated September 14,
        2004).

(5)(g) Form of Applications for Allstate Advisor Variable Annuity Contracts (STI Channel) and Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(5)(h) Form of Application (with TrueBalance) for Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-102934) dated April 25, 2005).

(5)(i) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-102934) dated April 25, 2005).

(5)(j) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(5)(k) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(5)(l)  Form of Application for Allstate Advisor Variable Annuity Contracts
        (STI Channel) (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (File No. 333-102934) dated April 19, 2007.)

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 20, 2001.)

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (File No.0-31248) dated March 20, 2007.)

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.

(8)(a) Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Allstate Life Insurance Company, and Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001).

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated
        September 23, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated
        September 23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(h) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

(8)(i) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement(File No. 333-72017) dated September 23, 2002.)

(8)(j) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(k) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(8)(l) Form of Participation Agreement among Northbrook Life Insurance Company, Allstate Life Insurance Company of New York, Glenbrook Life and Annuity Company, Dean Witter Variable Investment Series, and Dean Witter Distributors Inc. (Morgan Stanley Variable Investment Series) (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File No. 033-35412) dated April 30, 1996.)

(8)(m) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Northbrook Life Insurance Company, and Dean Witter Reynolds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File No. 333-93871) dated January 28, 2000.)

(8)(n) Form of Participation Agreement among Northbrook Life Insurance Company, Dean Witter Reynolds, Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File
        No. 333-93871) dated January 28, 2000.)

(8)(o) Form of Participation Agreement among STI Classic Variable Trust, SEI Investments Distribution Co. and Allstate Life Insurance
        Company(Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)

(8)(p) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-102934) dated September 14, 2004.)

(8)(q) Form of Participation Agreement among Goldman Sachs Variable Insurance Trust; Goldman Sachs & Co. and Glenbrook Life and Annuity Company (Incorporated herein by reference to Post-Effective Amendment No. 4 of Form N-4 Registration Statement (File No. 333-00999) dated
        September 30, 1998).

(8)(r) Form of Participation Agreement among Allstate Life Insurance Company; Variable Insurance Products Fund II and Fidelity Distributors Corporation (Incorporated herein by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (file No. 333-77605) dated July 8, 1999).

(8)(s) Form of Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and Allstate Life Insurance Company, and Allstate Financial Advisors Separate Account I (incorporated herein by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (file No. 333-64254) dated September 7, 2001).

(9)(a) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(9)(b) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered filed (Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)

(9)(c) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

(9)(d) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered. (Previously filed in Post-Effective Amendment No. 3 of this Form N-4 Registration Statement (File No. 333-102934) dated April 16, 2004.)

(9)(e) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 4 of this Form N-4 Registration Statement (File No. 333-102934) dated September 14, 2004).

(9)(f) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(9)(g) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-102934) dated April 25, 2005).

(9)(h) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(9)(i) Opinion and Consent of Susan L. Lees, Director, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 for Allstate Financial Advisors Separate Account I (File Nos. 333-102934 and 811-09327) filed on April 24, 2009.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)    Not applicable

(12)    Not applicable

(99) Powers of Attorney for David A. Bird, Michael B. Boyle, Don Civgin, Matthew S. Easley, Judith P. Greffin, Mark R. LaNeve, Susan L. Lees, Samuel H. Pilch, John C. Pintozzi, Thomas J. Wilson and Matthew E. Winter. Filed herewith.

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address   Positions and Offices with Depositor
-----------------------------------   ----------------------------------------------------------------
David A. Bird                         Director and Senior Vice President
Michael B. Boyle                      Director and Senior Vice President
Don Civgin                            Director
Matthew S. Easley                     Director and Vice President
Judith P. Greffin                     Director, Senior Vice President and Chief Investment Officer
Mark R. LaNeve                        Director
Susan L. Lees                         Director, Senior Vice President, General Counsel and Secretary
Samuel H. Pilch                       Director, Group Vice President and Controller
John C. Pintozzi                      Director, Senior Vice President and Chief Financial Officer
Thomas J. Wilson                      Director and Chairman of the Board
Matthew E. Winter                     Director, President and Chief Executive Officer
Robert K. Becker                      Senior Vice President
Thomas W. Evans                       Senior Vice President and Chief Marketing Officer
Mark A. Green                         Senior Vice President
Richard C. Crist Jr.                  Vice President and Chief Privacy Officer
D. Scott Harper                       Vice President
Mary J. McGinn                        Vice President and Assistant Secretary
Steven C. Verney                      Treasurer
Charles C. Baggs                      Assistant Vice President
Darryl L. Baltimore                   Assistant Vice President
James R. Baumstark                    Assistant Vice President
Laura J. Clark                        Assistant Vice President
Errol Cramer                          Assistant Vice President and Appointed Actuary
Lawrence W. Dahl                      Assistant Vice President
Sarah R. Donahue                      Assistant Vice President
Michael Downing                       Assistant Vice President
Lisa J. Flanary                       Assistant Vice President
Michael H. Haney                      Assistant Vice President
Keith A. Hauschildt                   Assistant Vice President and Chief Compliance Officer
Atif (A.J.) Ijaz                      Assistant Vice President
Mario Rizzo                           Assistant Vice President and Assistant Treasurer
Mary Springberg                       Assistant Vice President
Robert E. Transon                     Assistant Vice President
Timothy N. Vander Pas                 Assistant Vice President
Richard Zaharias                      Assistant Vice President
Doris J. Bryant                       Assistant Secretary
Paul N. Kierig                        Assistant Secretary
Dean M. Way                           Illustration Actuary

Name and Principal Business Address    Positions and Offices with Depositor
-----------------------------------    -------------------------------------

The principal business address of Mr. Bird, Ms. Clark and Mr. Baggs is 1776 American Heritage Drive, Jacksonville, Florida 32224.

The principal business address of Mr. Dahl and Mr. Way is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 25, 2010(File #001-11840).

27. NUMBER OF CONTRACT OWNERS

   (a). Allstate Variable Annuity Contract: As of February 28, 2010, there were 8,037 contracts.

   (b). Allstate Variable Annuity-L Share Contract: As of February 28, 2010, there were 4,692 contracts.

28. INDEMNIFICATION

The by-laws of Allstate provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Northbrook Life Insurance Company (Northbrook Life Insurance Company has since merged into Allstate) agrees to indemnify Morgan Stanley DW Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life Insurance Company. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("Allstate Distributors"), principal underwriter for the Allstate Advisor Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I
   Allstate Life of New York Separate Account A

Morgan Stanley & Co. Incorporated, principal underwriter for the Morgan Stanley Advisor Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I
   Allstate Life of New York Separate Account A
   Allstate Life Variable Life Separate Account A

See disclosure related to Morgan Stanley & Co. below.

29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, LLC. the principal underwriter for the Allstate Advisor Variable Annuity Contracts are as follows:

Name and Principal Business Address*
of Each Such Person                   Positions and Offices with Underwriter
------------------------------------  ----------------------------------------------------------------
Robert K. Becker                      Chairman of the Board and Chief Executive Officer
Matthew E. Winter                     Manager
D. Scott Harper                       Vice President
Lisa J. Flanary                       Manager
Susan L. Lees                         Manager and Assistant Secretary
Timothy N. Vander Pas                 Manager and President
Richard C. Crist, Jr.                 Vice President and Chief Privacy Officer
Sarah R. Donahue                      Vice President
Allen R. Reed                         Vice President, General Counsel and Secretary
William D. Webb                       Treasurer
Dana Goldstein                        Chief Compliance Officer
DeeAnne Asplin                        Assistant Vice President
Mary J. McGinn                        Assistant Secretary
Mario Rizzo                           Assistant Treasurer
Steven C. Verney                      Assistant Treasurer

* The principal business address of the foregoing offeicers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

The directors and officers of Morgan Stanley Co. Incorporated, the principal underwriter for the Contracts marketed as "Morgan Stanley Variable Annuity Contracts" are as follows:

 Name                                  Title
 ----                                  ---------------------------------------
 Walid A. Chammah                      Director
 Charles Chasin                        Director
 Shelley S. Hanan                      Director
 James P. Gorman                       Director, Chairman, President, & Chief
                                       Executive Officer

 Fred J. Gonfiantini                   Chief Financial Officer
 Stephen Daffron                       Chief Operations Officer
 John H. Faulkner                      General Counsel and Secretary
 David K. Wong                         Treasurer
 Jill W. Ostergaard                    Chief Compliance Officer
 Joseph D'Auria                        Controller
 Greame McEvoy                         Assistant Treasurer
 Daniel B. Park                        Assistant Treasurer
 William Pike                          Assistant Treasurer
 W. Gary Beeson                        Assistant Secretary
 Martin M. Cohen                       Assistant Secretary
 Margaret T. Dugan                     Assistant Secretary
 Cheryl A. Grassmann                   Assistant Secretary
 Jeanne E. Greeley                     Assistant Secretary
 Charlene R. Herzer                    Assistant Secretary
 Susan M. Krause                       Assistant Secretary
 Jacob E. Tyler                        Assistant Secretary

The principal business address of each of the above-named individuals is as follows:

(1) 1585 Broadway, New York, NY 10036

29C. COMPENSATION OF PRINCIPAL UNDERWRITER

(1)                                       (2)              (3)           (4)         (5)
                                    Net Underwriting
                                     Discounts and   Compensation on  Brokerage
Name of Principal Underwriter         Commissions      Redemption    Commissions Compensation
-----------------------------       ---------------- --------------- ----------- ------------
Allstate Distributors..............       N/A              N/A       $         0     N/A
Morgan Stanley & Co. Incorporated..       N/A              N/A       $12,814,297     N/A

THE CONTRACT

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. Incorporated ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co has notified Allstate Life that, effective 60 days from the date of notice (unless an earlier termination date is mutually agreed to by the parties), it intends to terminate the Underwriting Agreement dated February 9, 1984 and cease its role as principal underwriter. Allstate Life will take any actions required by law to replace MS&Co as principal underwriter. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. Allstate Distributors is located at 3100 Sanders Road, Northbrook, Illinois 60062. Morgan Stanley & Co. Incorporated, is located at 1585 Broadway, New York, New York 10036. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None.

32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

33. REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

34. REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 14th day of April, 2010.


                                      ALLSTATE FINANCIAL ADVISORS
                                           SEPARATE ACCOUNT I
                                              (REGISTRANT)

                                    ALLSTATE LIFE INSURANCE COMPANY
                                              (DEPOSITOR)

                         BY:                  /s/ Susan L. Lees
                              --------------------------------------------------
                                                Susan L. Lees
                                           Senior Vice President,
                                        General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 14th day of April, 2010.


*/DAVID A. BIRD      Director and Senior Vice President
--------------------
David A. Bird

*/MICHAEL B. BOYLE   Director and Senior Vice President
--------------------
Michael B. Boyle

*/DON CIVGIN         Director
--------------------
Don Civgin

*/MATTHEW S. EASLEY  Director and Vice President
--------------------
Matthew S. Easley

*/JUDITH P. GREFFIN Director, Senior Vice President and Chief Investment -------------------- Officer
Judith P. Greffin

*/MARK R. LANEVE     Director
--------------------
Mark R. LaNeve

/s/ SUSAN L. LEES    Director, Senior Vice President, General Counsel and
-------------------- Secretary
Susan L. Lees

*/SAMUEL H. PILCH    Director, Group Vice President and Controller
-------------------- (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN C. PINTOZZI   Director, Senior Vice President and Chief Financial
-------------------- Officer
John C. Pintozzi

*/THOMAS J. WILSON   Director and Chairman of the Board
--------------------
Thomas J. Wilson

*/MATTHEW E. WINTER Director, President and Chief Executive Officer -------------------- (Principal Executive Officer)
Matthew E. Winter

*/ By: Susan L. Lees, pursuant to Power of Attorney, filed herewith.

                                 Exhibit Index

Exhibit No. Exhibit
----------- -------
    10      Consent of Independent Registered Public Accounting Firm.

    99 Powers of Attorney for David A. Bird, Michael B. Boyle, Don Civgin, Matthew S. Easley, Judith P. Greffin, Mark R. LaNeve, Susan L. Lees, Samuel H. Pilch, John C. Pintozzi, Thomas J. Wilson and Matthew E. Winter